UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodland Hills, CA			91367
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2016

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2016

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
Multi-Managed Growth Portfolio	6
Multi-Managed Moderate Growth Portfolio	35
Multi-Managed Income/Equity Portfolio	67
Multi-Managed Income Portfolio	94
Asset Allocation: Diversified Growth Portfolio	121
Stock Portfolio	159
Seasons Select
Large Cap Growth Portfolio	165
Large Cap Value Portfolio	173
Mid Cap Growth Portfolio	182
Mid Cap Value Portfolio	197
Small Cap Portfolio	210
International Equity Portfolio	226
Diversified Fixed Income Portfolio	240
Real Return Portfolio	292
Seasons Focused
SA Columbia Focused Growth Portfolio	296
SA Columbia Focused Value Portfolio	299
Seasons Managed Allocation
Allocation Growth Portfolio	302
Allocation Moderate Growth Portfolio	304
Allocation Moderate Portfolio	306
Allocation Balanced Portfolio	308
Statements of Assets and Liabilities	310
Statements of Operations	318
Statements of Changes in Net Assets	322
Notes to Financial Statements	329
Financial Highlights	379
Proxy Vote	393

Dear Seasons Series Trust Investor:

We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our affiliated life companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2016.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Seasons Series Trust

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank or Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2016

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at April 1, 2016 and held until September 30, 2016. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2016" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2016" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2016" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2016

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2016	Ending Account Value Using Actual Return at September 30, 2016	Expenses Paid During the Six Months Ended September 30, 2016*	Beginning Account Value at April 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2016	Expenses Paid During the Six Months Ended September 30, 2016*	Annualized Expense Ratio*
Multi-Managed Growth
Class 1	$1,000.00	$1,061.04	$6.15	$1,000.00	$1,019.10	$6.02	1.19%
Class 2	$1,000.00	$1,060.45	$6.92	$1,000.00	$1,018.35	$6.78	1.34%
Class 3	$1,000.00	$1,059.97	$7.44	$1,000.00	$1,017.85	$7.28	1.44%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$1,058.73	$5.42	$1,000.00	$1,019.80	$5.32	1.05%
Class 2	$1,000.00	$1,058.02	$6.19	$1,000.00	$1,019.05	$6.07	1.20%
Class 3	$1,000.00	$1,057.35	$6.70	$1,000.00	$1,018.55	$6.58	1.30%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,043.60	$5.28	$1,000.00	$1,019.90	$5.22	1.03%
Class 2	$1,000.00	$1,042.77	$6.04	$1,000.00	$1,019.15	$5.97	1.18%
Class 3	$1,000.00	$1,041.89	$6.55	$1,000.00	$1,018.65	$6.48	1.28%
Multi-Managed Income
Class 1	$1,000.00	$1,042.65	$5.33	$1,000.00	$1,019.85	$5.27	1.04%
Class 2	$1,000.00	$1,041.82	$6.09	$1,000.00	$1,019.10	$6.02	1.19%
Class 3	$1,000.00	$1,041.89	$6.60	$1,000.00	$1,018.60	$6.53	1.29%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,056.62	$5.26	$1,000.00	$1,019.95	$5.16	1.02%
Class 2	$1,000.00	$1,056.67	$6.03	$1,000.00	$1,019.20	$5.92	1.17%
Class 3	$1,000.00	$1,055.89	$6.55	$1,000.00	$1,018.70	$6.43	1.27%
Stock
Class 1	$1,000.00	$1,069.80	$4.46	$1,000.00	$1,020.76	$4.36	0.86%
Class 2	$1,000.00	$1,068.95	$5.24	$1,000.00	$1,020.00	$5.11	1.01%
Class 3	$1,000.00	$1,068.41	$5.76	$1,000.00	$1,019.50	$5.62	1.11%
Large Cap Growth
Class 1	$1,000.00	$1,049.00	$4.21	$1,000.00	$1,020.96	$4.15	0.82%
Class 2	$1,000.00	$1,047.42	$4.98	$1,000.00	$1,020.21	$4.91	0.97%
Class 3	$1,000.00	$1,047.89	$5.44	$1,000.00	$1,019.75	$5.37	1.06%
Large Cap Value
Class 1	$1,000.00	$1,068.97	$3.99	$1,000.00	$1,021.21	$3.90	0.77%
Class 2	$1,000.00	$1,068.36	$4.77	$1,000.00	$1,020.46	$4.66	0.92%
Class 3	$1,000.00	$1,067.75	$5.29	$1,000.00	$1,019.95	$5.16	1.02%
Mid Cap Growth
Class 1	$1,000.00	$1,076.09	$4.89	$1,000.00	$1,020.36	$4.76	0.94%
Class 2	$1,000.00	$1,074.83	$5.67	$1,000.00	$1,019.60	$5.52	1.09%
Class 3	$1,000.00	$1,074.38	$6.14	$1,000.00	$1,019.15	$5.97	1.18%
Mid Cap Value
Class 1	$1,000.00	$1,077.12	$4.74	$1,000.00	$1,020.51	$4.61	0.91%
Class 2	$1,000.00	$1,076.68	$5.52	$1,000.00	$1,019.75	$5.37	1.06%
Class 3	$1,000.00	$1,075.56	$5.98	$1,000.00	$1,019.30	$5.82	1.15%
Small Cap
Class 1	$1,000.00	$1,101.34	$4.85	$1,000.00	$1,020.46	$4.66	0.92%
Class 2	$1,000.00	$1,101.20	$5.64	$1,000.00	$1,019.70	$5.42	1.07%
Class 3	$1,000.00	$1,100.00	$6.11	$1,000.00	$1,019.25	$5.87	1.16%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2016

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2016	Ending Account Value Using Actual Return at September 30, 2016	Expenses Paid During the Six Months Ended September 30, 2016*	Beginning Account Value at April 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at September 30, 2016	Expenses Paid During the Six Months Ended September 30, 2016*	Annualized Expense Ratio*
International Equity#
Class 1	$1,000.00	$1,042.15	$4.76	$1,000.00	$1,020.41	$4.71	0.93%
Class 2	$1,000.00	$1,042.09	$5.53	$1,000.00	$1,019.65	$5.47	1.08%
Class 3	$1,000.00	$1,042.25	$5.99	$1,000.00	$1,019.20	$5.92	1.17%
Diversified Fixed Income
Class 1	$1,000.00	$1,030.66	$3.41	$1,000.00	$1,021.71	$3.40	0.67%
Class 2	$1,000.00	$1,028.99	$4.17	$1,000.00	$1,020.96	$4.15	0.82%
Class 3	$1,000.00	$1,029.16	$4.68	$1,000.00	$1,020.46	$4.66	0.92%
Real Return
Class 1	$1,000.00	$1,024.08	$3.20	$1,000.00	$1,021.91	$3.19	0.63%
Class 3	$1,000.00	$1,023.16	$4.46	$1,000.00	$1,020.66	$4.46	0.88%
SA Columbia Focused Growth#
Class 1	$1,000.00	$1,127.76	$4.00	$1,000.00	$1,021.31	$3.80	0.75%
Class 2	$1,000.00	$1,126.35	$4.80	$1,000.00	$1,020.56	$4.56	0.90%
Class 3	$1,000.00	$1,125.31	$5.33	$1,000.00	$1,020.05	$5.06	1.00%
SA Columbia Focused Value#
Class 1	$1,000.00	$1,096.97	$3.73	$1,000.00	$1,021.51	$3.60	0.71%
Class 2	$1,000.00	$1,096.49	$4.52	$1,000.00	$1,020.76	$4.36	0.86%
Class 3	$1,000.00	$1,096.06	$5.04	$1,000.00	$1,020.26	$4.86	0.96%
Allocation Growth#
Class 1†	$1,000.00	$1,000.00	$0.05	$1,000.00	$1,023.41	$1.67	0.33%
Class 3	$1,000.00	$1,052.47	$1.29	$1,000.00	$1,023.82	$1.27	0.25%
Allocation Moderate Growth#
Class 1†	$1,000.00	$1,000.00	$0.03	$1,000.00	$1,023.87	$1.22	0.24%
Class 3	$1,000.00	$1,049.07	$1.03	$1,000.00	$1,024.07	$1.01	0.20%
Allocation Moderate#
Class 1†	$1,000.00	$1,000.00	$0.03	$1,000.00	$1,023.82	$1.27	0.25%
Class 3	$1,000.00	$1,047.45	$1.08	$1,000.00	$1,024.02	$1.07	0.21%
Allocation Balanced#
Class 1†	$1,000.00	$1,000.00	$0.03	$1,000.00	$1,023.82	$1.27	0.25%
Class 3	$1,000.00	$1,043.35	$1.08	$1,000.00	$1,024.02	$1.07	0.21%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 (to reflect the one-half year period), except for Allocation Growth Class 1, Allocation Moderate Growth Class 1, Allocation Moderate Class 1, and Allocation Balanced Class 1, which were multiplied by 5 days then divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2016" and "Annualized Expense Ratio" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2016" and the "Annualized Expense Ratio" would have been lower.

†  Commencement of operations on September 26, 2016.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Diversified Financial Services	7.6%
Federal National Mtg. Assoc.	7.5
Medical-Drugs	4.8
Medical-Biomedical/Gene	3.6
Real Estate Investment Trusts	3.0
Web Portals/ISP	2.9
Applications Software	2.6
Computers	2.2
Diversified Banking Institutions	2.1
Federal Home Loan Mtg. Corp.	2.1
Cable/Satellite TV	2.0
Government National Mtg. Assoc.	1.9
E-Commerce/Products	1.9
Finance-Credit Card	1.9
Banks-Commercial	1.8
Repurchase Agreements	1.8
Commercial Services	1.7
Internet Content-Entertainment	1.6
United States Treasury Notes	1.5
Retail-Restaurants	1.2
United States Treasury Bonds	1.1
Instruments-Controls	1.0
Sovereign	1.0
Retail-Discount	1.0
Medical-HMO	1.0
Oil Companies-Exploration & Production	1.0
Computer Services	1.0
Enterprise Software/Service	1.0
Tobacco	1.0
Aerospace/Defense	0.9
Medical-Hospitals	0.9
Retail-Building Products	0.9
Electronic Components-Semiconductors	0.9
Cosmetics & Toiletries	0.9
Electronic Connectors	0.9
Entertainment Software	0.8
E-Commerce/Services	0.8
Beverages-Non-alcoholic	0.8
Electronic Forms	0.7
Commercial Services-Finance	0.7
Industrial Gases	0.7
Cellular Telecom	0.7
Medical Instruments	0.7
Airlines	0.6
Retail-Apparel/Shoe	0.6
Food-Retail	0.6
Diversified Manufacturing Operations	0.6
Building Products-Cement	0.6
Telephone-Integrated	0.6
Electric-Integrated	0.6
Transport-Rail	0.5
Consulting Services	0.5
Athletic Footwear	0.5
Containers-Metal/Glass	0.5
Food-Confectionery	0.5
Containers-Paper/Plastic	0.5
Auto/Truck Parts & Equipment-Original	0.5
Brewery	0.5
Computer Aided Design	0.5
Electronic Design Automation	0.5
Electronic Components-Misc.	0.5%
Multimedia	0.5
Medical Information Systems	0.5
Machinery-General Industrial	0.5
Pipelines	0.5
Savings & Loans/Thrifts	0.5
Finance-Consumer Loans	0.5
Finance-Other Services	0.4
Telecommunication Equipment	0.4
Chemicals-Diversified	0.4
Food-Wholesale/Distribution	0.4
Insurance-Property/Casualty	0.4
Recreational Vehicles	0.4
Hotels/Motels	0.4
Medical Products	0.4
Apparel Manufacturers	0.3
Wireless Equipment	0.3
Oil-Field Services	0.3
Finance-Investment Banker/Broker	0.3
Municipal Bonds & Notes	0.3
Cruise Lines	0.3
Metal Processors & Fabrication	0.3
Pharmacy Services	0.3
Banks-Super Regional	0.3
Oil Companies-Integrated	0.3
Retail-Auto Parts	0.3
Auto-Cars/Light Trucks	0.3
Machinery-Pumps	0.3
Data Processing/Management	0.3
Electronic Measurement Instruments	0.3
Electronic Security Devices	0.3
Computer Software	0.3
Satellite Telecom	0.3
Steel-Producers	0.3
Toys	0.3
Real Estate Management/Services	0.3
Retail-Gardening Products	0.3
Transport-Services	0.3
Medical-Generic Drugs	0.2
Energy-Alternate Sources	0.2
Engineering/R&D Services	0.2
Rubber-Tires	0.2
Therapeutics	0.2
Food-Misc./Diversified	0.2
Human Resources	0.2
Broadcast Services/Program	0.2
Retail-Catalog Shopping	0.2
Physicians Practice Management	0.2
Networking Products	0.2
Television	0.2
Insurance-Life/Health	0.2
Aerospace/Defense-Equipment	0.2
Office Supplies & Forms	0.2
Retail-Drug Store	0.2
Investment Management/Advisor Services	0.2
Printing-Commercial	0.2
Internet Application Software	0.2
Respiratory Products	0.2
Chemicals-Specialty	0.2
Real Estate Operations & Development	0.2

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Building-Heavy Construction	0.2%
Semiconductor Equipment	0.1
Building & Construction Products-Misc.	0.1
Semiconductor Components-Integrated Circuits	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Medical-Wholesale Drug Distribution	0.1
Retail-Vitamins & Nutrition Supplements	0.1
Telecom Services	0.1
Gas-Distribution	0.1
Power Converter/Supply Equipment	0.1
Water	0.1
Rubber/Plastic Products	0.1
Schools	0.1
Transport-Truck	0.1
Independent Power Producers	0.1
Financial Guarantee Insurance	0.1
Retail-Hair Salons	0.1
Computers-Integrated Systems	0.1
Engines-Internal Combustion	0.1
Chemicals-Fibers	0.1
Trucking/Leasing	0.1
Poultry	0.1
Diagnostic Kits	0.1
Distribution/Wholesale	0.1
Rental Auto/Equipment	0.1
Web Hosting/Design	0.1
Retail-Pawn Shops	0.1
Central Bank	0.1
Medical-Outpatient/Home Medical	0.1
Food-Dairy Products	0.1
Gambling (Non-Hotel)	0.1
Retail-Home Furnishings	0.1
Housewares	0.1
Investment Companies	0.1
Food-Flour & Grain	0.1
Home Furnishings	0.1
Transactional Software	0.1
Electronic Parts Distribution	0.1
Building-Residential/Commercial	0.1
Publishing-Books	0.1
Insurance-Mutual	0.1
107.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 73.0%
Aerospace/Defense — 0.9%
Northrop Grumman Corp.	1,359	$290,758
Teledyne Technologies, Inc.†	2,070	223,415
		514,173
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	650	20,358
Curtiss-Wright Corp.	525	47,833
Moog, Inc., Class A†	475	28,281
		96,472
Airlines — 0.6%
Alaska Air Group, Inc.	875	57,627
United Continental Holdings, Inc.†	5,610	294,357
		351,984
Apparel Manufacturers — 0.3%
Carter's, Inc.	1,916	166,136
Applications Software — 2.5%
Microsoft Corp.	18,874	1,087,142
MINDBODY, Inc., Class A†	1,300	25,558
Progress Software Corp.†	400	10,880
salesforce.com, Inc.†	3,774	269,200
		1,392,780
Athletic Footwear — 0.5%
NIKE, Inc., Class B	5,604	295,051
Auto-Truck Trailers — 0.0%
Wabash National Corp.†	400	5,696
Auto/Truck Parts & Equipment-Original — 0.5%
American Axle & Manufacturing Holdings, Inc.†	300	5,166
Dana, Inc.	1,950	30,400
Delphi Automotive PLC	3,078	219,523
Tenneco, Inc.†	600	34,962
		290,051
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,250	71,865
Banks-Commercial — 1.7%
1st Source Corp.	425	15,170
BancFirst Corp.	650	47,131
BancorpSouth, Inc.	1,700	39,440
Capital Bank Financial Corp., Class A	1,650	52,981
Cathay General Bancorp, Class B	675	20,776
Central Pacific Financial Corp.	2,400	60,456
Central Valley Community Bancorp	150	2,379
Chemical Financial Corp.	250	11,033
Citizens & Northern Corp.	175	3,845
City Holding Co.	425	21,373
CVB Financial Corp.	2,750	48,427
East West Bancorp, Inc.	24	881
FCB Financial Holdings, Inc., Class A†	3,050	117,211
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
First Commonwealth Financial Corp.	3,000	$30,270
First Community Bancshares, Inc.	175	4,340
First Financial Bancorp	50	1,092
First Hawaiian, Inc.†	625	16,787
First Interstate BancSystem, Inc., Class A	175	5,514
Fulton Financial Corp.	725	10,527
Great Western Bancorp, Inc.	400	13,328
Guaranty Bancorp	275	4,909
Hope Bancorp, Inc.	1,369	23,780
Independent Bank Corp.	275	4,628
MainSource Financial Group, Inc.	200	4,990
OFG Bancorp	1,650	16,682
PacWest Bancorp	1,631	69,986
Park Sterling Corp.	550	4,466
Sierra Bancorp	200	3,752
Simmons First National Corp., Class A	275	13,723
Southside Bancshares, Inc.	132	4,248
Southwest Bancorp, Inc.	125	2,374
Suffolk Bancorp	850	29,554
TCF Financial Corp.	1,725	25,030
Trustmark Corp.	600	16,536
UMB Financial Corp.	250	14,863
Union Bankshares Corp.	2,266	60,661
Webster Financial Corp.	150	5,702
West Bancorporation, Inc.	475	9,310
Westamerica Bancorporation	1,825	92,856
		931,011
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	1,025	25,892
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	150	3,506
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	10,557	446,772
Broadcast Services/Program — 0.2%
Nexstar Broadcasting Group, Inc., Class A	600	34,626
TiVo Corp.†	3,200	62,336
		96,962
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	975	36,221
Ply Gem Holdings, Inc.†	1,225	16,366
		52,587
Building Products-Cement — 0.6%
Continental Building Products, Inc.†	1,625	34,109
Vulcan Materials Co.	2,360	268,403
		302,512

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Heavy Construction — 0.1%
MasTec, Inc.†	900	$26,766
Cable/Satellite TV — 1.3%
Comcast Corp., Class A	10,390	689,273
Casino Hotels — 0.0%
Boyd Gaming Corp.†	300	5,934
Casino Services — 0.0%
Scientific Games Corp., Class A†	475	5,353
Cellular Telecom — 0.6%
T-Mobile US, Inc.†	6,855	320,266
Chemicals-Diversified — 0.4%
Innophos Holdings, Inc.	100	3,903
Koppers Holdings, Inc.†	525	16,894
PPG Industries, Inc.	2,180	225,325
		246,122
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	3,475	46,461
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	875	61,854
OMNOVA Solutions, Inc.†	1,975	16,669
Valvoline, Inc.†	250	5,872
		84,395
Commercial Services — 1.7%
Aramark	7,688	292,375
CoStar Group, Inc.†	796	172,358
HMS Holdings Corp.†	1,300	28,821
Medifast, Inc.	100	3,779
Nielsen Holdings PLC	4,935	264,368
ServiceMaster Global Holdings, Inc.†	4,608	155,197
		916,898
Commercial Services-Finance — 0.7%
Equifax, Inc.	795	106,991
Euronet Worldwide, Inc.†	200	16,366
EVERTEC, Inc.	250	4,195
MarketAxess Holdings, Inc.	550	91,075
S&P Global, Inc.	1,168	147,822
		366,449
Computer Aided Design — 0.5%
ANSYS, Inc.†	1,786	165,401
Aspen Technology, Inc.†	2,550	119,315
		284,716
Computer Data Security — 0.0%
Qualys, Inc.†	375	14,321
Computer Services — 1.0%
Amdocs, Ltd.	3,801	219,888
Barracuda Networks, Inc.†	1,025	26,117
Cognizant Technology Solutions Corp., Class A†	2,796	133,397
Convergys Corp.	1,475	44,870
Insight Enterprises, Inc.†	325	10,579
Security Description	Shares	Value (Note 2)
Computer Services (continued)
Manhattan Associates, Inc.†	325	$18,727
Science Applications International Corp.	325	22,545
Unisys Corp.†	5,625	54,787
		530,910
Computer Software — 0.3%
SS&C Technologies Holdings, Inc.	4,568	146,861
Computers — 2.1%
Apple, Inc.	9,475	1,071,149
Nutanix, Inc., Class A†	2,000	74,000
		1,145,149
Computers-Integrated Systems — 0.1%
Cray, Inc.†	2,425	57,085
Consulting Services — 0.5%
Franklin Covey Co.†	650	11,577
Huron Consulting Group, Inc.†	1,575	94,122
Verisk Analytics, Inc.†	2,337	189,951
		295,650
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	200	5,116
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	5,161	294,641
Containers-Paper/Plastic — 0.5%
Graphic Packaging Holding Co.	5,245	73,378
Sealed Air Corp.	4,392	201,241
		274,619
Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	2,318	171,857
e.l.f. Beauty, Inc.†	225	6,327
Estee Lauder Cos., Inc., Class A	3,386	299,864
		478,048
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	4,676	176,285
Data Processing/Management — 0.3%
CSG Systems International, Inc.	1,550	64,061
Fair Isaac Corp.	625	77,869
		141,930
Diagnostic Kits — 0.1%
Quidel Corp.†	1,975	43,628
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	150	8,970
Distribution/Wholesale — 0.1%
Essendant, Inc.	475	9,747
SiteOne Landscape Supply, Inc.†	175	6,288
Titan Machinery, Inc.†	2,250	23,400
		39,435

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Manufacturing Operations — 0.6%
A.O. Smith Corp.	1,687	$166,658
Actuant Corp., Class A	2,000	46,480
Dover Corp.	1,384	101,918
		315,056
Drug Delivery Systems — 0.0%
Heron Therapeutics, Inc.†	400	6,892
Revance Therapeutics, Inc.†	575	9,321
		16,213
E-Commerce/Products — 1.9%
Amazon.com, Inc.†	1,250	1,046,637
E-Commerce/Services — 0.8%
Priceline Group, Inc.†	283	416,432
RetailMeNot, Inc.†	2,200	21,758
Trade Desk, Inc., Class A†	500	14,605
		452,795
Electric Products-Misc. — 0.0%
Graham Corp.	300	5,730
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	625	18,206
Electric-Generation — 0.0%
Atlantic Power Corp.	9,775	24,144
Electric-Integrated — 0.3%
Avista Corp.	200	8,358
El Paso Electric Co.	800	37,416
NorthWestern Corp.	225	12,944
PNM Resources, Inc.	600	19,632
Portland General Electric Co.	1,475	62,820
		141,170
Electronic Components-Misc. — 0.5%
Bel Fuse, Inc., Class B	775	18,709
Benchmark Electronics, Inc.†	1,700	42,415
Flex, Ltd.†	7,548	102,804
Sanmina Corp.†	1,050	29,893
Stoneridge, Inc.†	2,575	47,380
Vishay Intertechnology, Inc.	2,575	36,282
		277,483
Electronic Components-Semiconductors — 0.9%
Alpha & Omega Semiconductor, Ltd.†	2,475	53,757
Intersil Corp., Class A	1,425	31,250
InvenSense, Inc.†	10,125	75,127
Silicon Laboratories, Inc.†	150	8,820
Synaptics, Inc.†	775	45,400
Texas Instruments, Inc.	4,070	285,633
		499,987
Electronic Connectors — 0.9%
Amphenol Corp., Class A	7,286	473,007
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	8,813	224,996
Mentor Graphics Corp.	2,025	53,541
		278,537
Security Description	Shares	Value (Note 2)
Electronic Forms — 0.7%
Adobe Systems, Inc.†	3,656	$396,822
Electronic Measurement Instruments — 0.3%
National Instruments Corp.	4,915	139,586
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	325	27,531
Electronic Security Devices — 0.3%
Allegion PLC	2,159	148,777
Energy-Alternate Sources — 0.2%
Renewable Energy Group, Inc.†	475	4,023
REX American Resources Corp.†	1,550	131,378
		135,401
Engineering/R&D Services — 0.2%
EMCOR Group, Inc.	1,725	102,844
VSE Corp.	825	28,042
		130,886
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	2,525	47,091
Enterprise Software/Service — 0.9%
Tyler Technologies, Inc.†	1,557	266,605
Ultimate Software Group, Inc.†	1,027	209,909
Xactly Corp.†	650	9,568
		486,082
Entertainment Software — 0.8%
Activision Blizzard, Inc.	6,850	303,455
Take-Two Interactive Software, Inc.†	3,525	158,907
		462,362
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	15,080
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	550	22,203
Synchrony Financial	5,291	148,148
		170,351
Finance-Credit Card — 1.8%
MasterCard, Inc., Class A	4,315	439,137
Visa, Inc., Class A	6,791	561,616
		1,000,753
Finance-Investment Banker/Broker — 0.3%
Cowen Group, Inc., Class A†	675	2,450
E*TRADE Financial Corp.†	5,171	150,580
KCG Holdings, Inc., Class A†	1,350	20,965
		173,995
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	667	179,663
WageWorks, Inc.†	850	51,774
		231,437

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	4,025	$31,355
MGIC Investment Corp.†	1,750	14,000
NMI Holdings, Inc., Class A†	1,675	12,763
		58,118
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	150	4,236
Food-Catering — 0.0%
US Foods Holding Corp.†	550	12,986
Food-Confectionery — 0.5%
Hershey Co.	3,038	290,433
Food-Dairy Products — 0.1%
Dean Foods Co.	2,025	33,210
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	400	30,868
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	7,100	95,921
Snyder's-Lance, Inc.	203	6,817
		102,738
Food-Retail — 0.6%
Ingles Markets, Inc., Class A	700	27,678
Kroger Co.	9,638	286,056
		313,734
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	4,248	208,194
Footwear & Related Apparel — 0.0%
Iconix Brand Group, Inc.†	200	1,624
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	1,475	32,863
Gas-Distribution — 0.1%
Southwest Gas Corp.	400	27,944
Spire, Inc.	475	30,277
		58,221
Home Furnishings — 0.1%
Leggett & Platt, Inc.	675	30,767
Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	7,789	178,602
La Quinta Holdings, Inc.†	2,275	25,434
		204,036
Housewares — 0.1%
NACCO Industries, Inc., Class A	475	32,281
Human Resources — 0.2%
Barrett Business Services, Inc.	1,050	52,090
Cross Country Healthcare, Inc.†	3,875	45,648
Insperity, Inc.	250	18,160
TriNet Group, Inc.†	225	4,867
		120,765
Security Description	Shares	Value (Note 2)
Independent Power Producers — 0.1%
Dynegy, Inc.†	3,225	$39,958
Ormat Technologies, Inc.	150	7,261
		47,219
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	275	7,719
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	2,436	366,228
Instruments-Controls — 1.0%
Honeywell International, Inc.	2,929	341,492
Sensata Technologies Holding NV†	6,059	234,968
		576,460
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	1,125	19,946
CNO Financial Group, Inc.	2,350	35,885
Primerica, Inc.	675	35,795
		91,626
Insurance-Multi-line — 0.0%
Kemper Corp.	550	21,626
Insurance-Property/Casualty — 0.3%
Ambac Financial Group, Inc.†	125	2,299
First American Financial Corp.	425	16,694
Global Indemnity PLC†	150	4,455
Navigators Group, Inc.	375	36,345
ProAssurance Corp.	550	28,864
Progressive Corp.	2,810	88,515
Stewart Information Services Corp.	100	4,445
		181,617
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	200	9,318
Internet Application Software — 0.2%
Bazaarvoice, Inc.†	14,975	88,502
Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	6,651	853,124
Internet Content-Information/News — 0.0%
DHI Group, Inc.†	1,350	10,652
Internet Security — 0.0%
VASCO Data Security International, Inc.†	900	15,849
Zix Corp.†	825	3,383
		19,232
Investment Companies — 0.1%
Acacia Research Corp.	4,800	31,296
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	226	81,916
Federated Investors, Inc., Class B	250	7,407
		89,323

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Lasers-System/Components — 0.0%
Coherent, Inc.†	150	$16,581
Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	175	2,839
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	200	5,804
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	175	10,523
Joy Global, Inc.	150	4,161
		14,684
Machinery-General Industrial — 0.5%
Applied Industrial Technologies, Inc.	575	26,876
DXP Enterprises, Inc.†	1,275	35,942
Kadant, Inc.	550	28,660
Roper Technologies, Inc.	921	168,055
		259,533
Machinery-Pumps — 0.3%
Flowserve Corp.	3,230	155,815
Medical Information Systems — 0.5%
athenahealth, Inc.†	2,073	261,447
Medical Instruments — 0.6%
Boston Scientific Corp.†	12,313	293,049
Halyard Health, Inc.†	650	22,529
		315,578
Medical Labs & Testing Services — 0.0%
Medpace Holdings, Inc.†	350	10,451
Medical Products — 0.3%
Orthofix International NV†	1,350	57,739
Surmodics, Inc.†	1,425	42,878
Wright Medical Group NV†	1,875	45,994
		146,611
Medical-Biomedical/Gene — 3.6%
Aduro Biotech, Inc.†	125	1,554
Alder Biopharmaceuticals, Inc.†	4,835	158,443
Amgen, Inc.	3,323	554,310
Ardelyx, Inc.†	250	3,235
Arrowhead Pharmaceuticals, Inc.†	2,575	18,926
Audentes Therapeutics, Inc.†	175	3,117
Bellicum Pharmaceuticals, Inc.†	1,025	20,397
Biogen, Inc.†	940	294,248
Blueprint Medicines Corp.†	275	8,168
Cambrex Corp.†	200	8,892
Celgene Corp.†	3,601	376,413
Coherus Biosciences, Inc.†	550	14,729
Dimension Therapeutics, Inc.†	325	2,597
Edge Therapeutics, Inc.†	775	8,068
Exelixis, Inc.†	1,150	14,708
FibroGen, Inc.†	650	13,455
Five Prime Therapeutics, Inc.†	300	15,747
Halozyme Therapeutics, Inc.†	950	11,476
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Idera Pharmaceuticals, Inc.†	1,400	$3,584
Infinity Pharmaceuticals, Inc.†	1,425	2,223
Karyopharm Therapeutics, Inc.†	1,125	10,946
Kite Pharma, Inc.†	275	15,361
Lexicon Pharmaceuticals, Inc.†	1,125	20,329
Prothena Corp. PLC†	575	34,483
PTC Therapeutics, Inc.†	2,300	32,223
Puma Biotechnology, Inc.†	250	16,762
Regeneron Pharmaceuticals, Inc.†	610	245,232
Sage Therapeutics, Inc.†	425	19,571
Selecta Biosciences, Inc.†	950	13,538
Spark Therapeutics, Inc.†	150	9,009
Tokai Pharmaceuticals, Inc.†	600	918
Trius Therapeutics, Inc. CVR†(1)(3)	3,700	0
Ultragenyx Pharmaceutical, Inc.†	350	24,829
Versartis, Inc.†	400	4,900
		1,982,391
Medical-Drugs — 4.5%
ACADIA Pharmaceuticals, Inc.†	875	27,834
Adamas Pharmaceuticals, Inc.†	700	11,487
Aimmune Therapeutics, Inc.†	1,125	16,875
Allergan PLC†	1,989	458,087
Amicus Therapeutics, Inc.†	1,225	9,065
Bristol-Myers Squibb Co.	7,739	417,287
Chimerix, Inc.†	300	1,662
Clovis Oncology, Inc.†	600	21,630
Eli Lilly & Co.	6,238	500,662
Global Blood Therapeutics, Inc.†	700	16,135
Horizon Pharma PLC†	550	9,971
Immune Design Corp.†	1,025	7,769
Ironwood Pharmaceuticals, Inc.†	14,266	226,544
Mallinckrodt PLC†	4,077	284,493
Ophthotech Corp.†	325	14,992
Pacira Pharmaceuticals, Inc.†	650	22,243
Pfizer, Inc.	10,052	340,461
Prestige Brands Holdings, Inc.†	225	10,861
Radius Health, Inc.†	400	21,636
Reata Pharmaceuticals, Inc., Class A†	450	11,862
Synergy Pharmaceuticals, Inc.†	4,925	27,137
TESARO, Inc.†	125	12,530
		2,471,223
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	775	14,702
AveXis, Inc.†	225	9,272
		23,974

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO — 0.8%
Aetna, Inc.	2,940	$339,423
Molina Healthcare, Inc.†	900	52,488
Triple-S Management Corp., Class B†	875	19,189
WellCare Health Plans, Inc.†	250	29,272
		440,372
Medical-Hospitals — 0.8%
Community Health Systems, Inc.†	4,450	51,353
Quorum Health Corp.†	3,875	24,296
Surgical Care Affiliates, Inc.†	650	31,694
Universal Health Services, Inc., Class B	2,874	354,135
		461,478
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	1,850	33,781
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	1,750	60,778
Metal Processors & Fabrication — 0.3%
Rexnord Corp.†	8,210	175,776
Metal Products-Distribution — 0.0%
Olympic Steel, Inc.	575	12,708
MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	184	1,262
Multimedia — 0.4%
Walt Disney Co.	2,169	201,413
Networking Products — 0.1%
Black Box Corp.	1,025	14,247
NETGEAR, Inc.†	900	54,441
		68,688
Office Furnishings-Original — 0.0%
Interface, Inc.	511	8,529
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	9,950	95,918
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	2,425	5,262
Seadrill, Ltd.†	2,200	5,214
		10,476
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp.	2,463	156,056
Bill Barrett Corp.†	8,300	46,148
Denbury Resources, Inc.†	10,375	33,511
EP Energy Corp., Class A†	175	766
Sanchez Energy Corp.†	2,550	22,542
Unit Corp.†	950	17,670
		276,693
Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	125	4,915
Western Refining, Inc.	300	7,938
		12,853
Security Description	Shares	Value (Note 2)
Oil-Field Services — 0.3%
Archrock, Inc.	500	$6,540
Halliburton Co.	1,172	52,599
MRC Global, Inc.†	2,950	48,469
NOW, Inc.†	925	19,823
Pioneer Energy Services Corp.†	2,050	8,282
SEACOR Holdings, Inc.†	850	50,566
		186,279
Paper & Related Products — 0.0%
Domtar Corp.	325	12,067
Pharmacy Services — 0.3%
Diplomat Pharmacy, Inc.†	6,006	168,228
Physicians Practice Management — 0.2%
Healthways, Inc.†	4,175	110,470
Poultry — 0.1%
Pilgrim's Pride Corp.	1,300	27,456
Sanderson Farms, Inc.	175	16,858
		44,314
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	1,450	68,614
Printing-Commercial — 0.2%
Deluxe Corp.	825	55,126
Ennis, Inc.	2,000	33,700
		88,826
Protection/Safety — 0.0%
Landauer, Inc.	500	22,240
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	1,950	26,150
Racetracks — 0.0%
Speedway Motorsports, Inc.	675	12,056
Real Estate Investment Trusts — 2.8%
American Assets Trust, Inc.	725	31,450
American Tower Corp.	4,740	537,184
Armada Hoffler Properties, Inc.	100	1,340
Ashford Hospitality Trust, Inc.	325	1,914
Capstead Mtg. Corp.	4,675	44,085
CBL & Associates Properties, Inc.	800	9,712
CoreSite Realty Corp.	1,450	107,358
CubeSmart	525	14,312
CyrusOne, Inc.	150	7,136
CYS Investments, Inc.	10,675	93,086
DCT Industrial Trust, Inc.	625	30,344
DiamondRock Hospitality Co.	775	7,053
EastGroup Properties, Inc.	350	25,746
EPR Properties	25	1,969
Equity LifeStyle Properties, Inc.	200	15,436
Equity One, Inc.	175	5,357
First Industrial Realty Trust, Inc.	400	11,288
Franklin Street Properties Corp.	675	8,505

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Gladstone Commercial Corp.	150	$2,795
Government Properties Income Trust	750	16,965
Gramercy Property Trust	975	9,399
Hersha Hospitality Trust	1,375	24,777
Highwoods Properties, Inc.	300	15,636
Hospitality Properties Trust	800	23,776
LTC Properties, Inc.	1,275	66,287
Mack-Cali Realty Corp.	700	19,054
Monogram Residential Trust, Inc.	700	7,448
National Retail Properties, Inc.	100	5,085
Pennsylvania Real Estate Investment Trust	425	9,788
Post Properties, Inc.	325	21,492
Potlatch Corp.	1,100	42,779
PS Business Parks, Inc.	150	17,035
Ramco-Gershenson Properties Trust	1,450	27,173
RLJ Lodging Trust	3,775	79,388
Saul Centers, Inc.	375	24,975
Silver Bay Realty Trust Corp.	175	3,068
Simon Property Group, Inc.	811	167,885
Summit Hotel Properties, Inc.	250	3,290
Taubman Centers, Inc.	250	18,602
		1,559,972
Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	1,239	140,986
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	250	9,605
Forestar Group, Inc.†	3,175	37,179
St. Joe Co.†	150	2,757
		49,541
Recreational Vehicles — 0.4%
Polaris Industries, Inc.	2,649	205,139
Research & Development — 0.0%
INC Research Holdings, Inc., Class A†	500	22,290
Respiratory Products — 0.2%
Inogen, Inc.†	1,425	85,357
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	2,000	31,780
Children's Place, Inc.	1,550	123,799
L Brands, Inc.	2,452	173,528
		329,107
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	202	155,205
Retail-Building Products — 0.8%
At Home Group, Inc.†	100	1,515
Lowe's Cos., Inc.	6,434	464,599
		466,114
Security Description	Shares	Value (Note 2)
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	5,555	$111,156
Retail-Discount — 1.0%
Big Lots, Inc.	1,050	50,138
Costco Wholesale Corp.	1,740	265,367
Dollar Tree, Inc.†	3,124	246,577
		562,082
Retail-Gardening Products — 0.3%
Tractor Supply Co.	2,047	137,865
Retail-Hair Salons — 0.1%
Regis Corp.†	4,575	57,416
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.	7,650	32,436
Retail-Jewelry — 0.0%
Movado Group, Inc.	750	16,110
Retail-Misc./Diversified — 0.0%
FirstCash, Inc.	353	16,619
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	3,500	38,710
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	125	7,876
Retail-Restaurants — 1.2%
Bloomin' Brands, Inc.	675	11,637
DineEquity, Inc.	75	5,939
Dunkin' Brands Group, Inc.	4,018	209,257
Jack in the Box, Inc.	1,000	95,940
Ruby Tuesday, Inc.†	2,150	5,375
Sonic Corp.	2,975	77,886
Starbucks Corp.	4,742	256,732
		662,766
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	3,425	69,938
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	3,300	125,466
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	250	3,248
Trinseo SA	1,025	57,974
		61,222
Satellite Telecom — 0.3%
DigitalGlobe, Inc.†	5,250	144,375
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	150	1,905
Beneficial Bancorp, Inc.	2,992	44,012
Capitol Federal Financial, Inc.	150	2,111
Charter Financial Corp.	500	6,440
First Defiance Financial Corp.	150	6,696
Flushing Financial Corp.	575	13,639
Investors Bancorp, Inc.	1,875	22,519
Meridian Bancorp, Inc.	4,250	66,172
Northfield Bancorp, Inc.	4,150	66,815
Oritani Financial Corp.	1,225	19,257
		249,566

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Schools — 0.1%
K12, Inc.†	725	$10,404
Strayer Education, Inc.†	1,075	50,181
		60,585
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,000	23,170
Semiconductor Components-Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	2,350	54,285
MaxLinear, Inc., Class A†	900	18,243
		72,528
Semiconductor Equipment — 0.1%
Cohu, Inc.	2,425	28,469
Tessera Technologies, Inc.	450	17,298
Xcerra Corp.†	4,425	26,816
		72,583
Steel-Producers — 0.2%
AK Steel Holding Corp.†	4,475	21,614
Carpenter Technology Corp.	400	16,504
Commercial Metals Co.	400	6,476
Ryerson Holding Corp.†	1,000	11,290
Worthington Industries, Inc.	1,350	64,841
		120,725
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	575	3,410
Telecom Services — 0.1%
EarthLink Holdings Corp.	5,675	35,185
West Corp.	1,550	34,224
		69,409
Telecommunication Equipment — 0.4%
CommScope Holding Co., Inc.†	5,695	171,476
Plantronics, Inc.	1,425	74,043
		245,519
Telephone-Integrated — 0.2%
Cincinnati Bell, Inc.†	4,450	18,156
General Communication, Inc., Class A†	200	2,750
Windstream Holdings, Inc.	7,600	76,380
		97,286
Television — 0.1%
ION Media Networks, Inc.†(1)(3)(12)	2	2,420
Sinclair Broadcast Group, Inc., Class A	2,200	63,536
		65,956
Therapeutics — 0.2%
Axsome Therapeutics, Inc.†	1,000	7,880
Cara Therapeutics, Inc.†	675	5,636
Flexion Therapeutics, Inc.†	750	14,655
Neurocrine Biosciences, Inc.†	775	39,246
Security Description	Shares/ Principal Amount(14)	Value (Note 2)
Therapeutics (continued)
Portola Pharmaceuticals, Inc.†	375	$8,516
Proteostasis Therapeutics, Inc.†	1,075	16,759
Seres Therapeutics, Inc.†	325	3,994
Xencor, Inc.†	1,125	27,552
Zafgen, Inc.†	100	331
		124,569
Tobacco — 0.8%
Alliance One International, Inc.†	300	5,736
Altria Group, Inc.	6,078	384,312
Universal Corp.	750	43,665
		433,713
Toys — 0.3%
JAKKS Pacific, Inc.†	1,675	14,472
Mattel, Inc.	4,198	127,115
		141,587
Transactional Software — 0.1%
ACI Worldwide, Inc.†	1,450	28,101
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	225	9,635
Transport-Rail — 0.5%
CSX Corp.	8,859	270,199
Transport-Services — 0.2%
Matson, Inc.	2,100	83,748
Transport-Truck — 0.1%
ArcBest Corp.	900	17,118
Swift Transportation Co.†	950	20,397
USA Truck, Inc.†	2,175	22,272
		59,787
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	150	9,299
Water — 0.1%
American States Water Co.	1,700	68,085
Web Hosting/Design — 0.1%
Web.com Group, Inc.†	2,250	38,858
Web Portals/ISP — 2.9%
Alphabet, Inc., Class C†	2,080	1,616,763
Wireless Equipment — 0.3%
InterDigital, Inc.	1,325	104,940
Ubiquiti Networks, Inc.†	1,325	70,887
		175,827
Total Common Stocks (cost $34,073,870)		40,198,422
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Diversified Banking Institutions — 0.5%
Societe Generale SA FRS 8.25% due 11/29/2018(2)	$270,000	273,701
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)(3)	6,000	1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	$25,000	$37,750
Total Preferred Securities/Capital Securities (cost $323,088)		311,452
ASSET BACKED SECURITIES — 7.6%
Diversified Financial Services — 7.6%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.70% due 01/25/2037(4)	17,398	15,855
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	5,048
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.11% due 07/18/2027*(5)	255,000	255,554
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.10% due 10/25/2034(3)	2,774	2,625
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class A 2.23% due 08/05/2027*(5)	265,000	265,437
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.94% due 02/10/2051(6)	26,317	26,848
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	100,000	106,343
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.88% due 02/25/2036(4)	39,774	35,904
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(6)	17,229	17,219
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	22,495	23,113
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	3,042	2,982
Cent CLO, Ltd. FRS Series 2014-22A, Class A1 2.27% due 11/07/2026*(5)	250,000	250,663
CFCRE Commercial Mtg. Trust Series 2016-C3, Class A3 3.87% due 01/10/2048(6)	39,000	42,912
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	39,000	42,735
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	$20,000	$21,975
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.33% due 12/10/2049(6)	8,228	8,485
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(4)	26,437	25,418
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	17,250	17,323
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	27,861	28,561
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	35,000	36,922
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	45,267	48,840
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(6)	43,000	47,122
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	100,000	112,189
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	18,254	18,280
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.30% due 12/10/2049(6)	23,002	23,667
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	11,651	10,415
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(4)	793	714
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	42	42
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.03% due 06/15/2057(6)(7)	333,957	17,913
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(3)	14,652	15,067

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	$23,782	$23,814
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.74% due 05/25/2035(4)	42,593	38,384
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	34,692	34,742
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	50,000	50,360
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	15,000	15,006
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	7,000	7,019
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	46,000	50,645
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	40,000	44,278
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.63% due 03/25/2037(3)	68,537	37,044
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.95% due 01/25/2036(4)	18,211	16,912
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.99% due 03/25/2047(4)	8,683	7,167
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 3.04% due 04/25/2035(4)	14,059	13,434
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	45,000	46,901
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.07% due 05/25/2035(4)	20,257	18,200
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	14,039	14,041
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(6)	18,777	19,044
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	$22,439	$23,014
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(6)	41,000	43,162
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(6)	39,000	42,178
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	25,000	27,282
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	60,000	66,394
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	22,512	22,788
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.29% due 04/15/2041(6)	27,434	28,625
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.99% due 10/23/2025*(5)	250,000	249,693
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 2.13% due 07/25/2026*(5)	270,000	270,063
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.85% due 12/25/2034(4)	10,565	10,537
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	15,051	15,124
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	21,847	22,515
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.30% due 12/15/2047(6)(7)	98,859	5,854
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class A4 3.54% due 01/15/2049(6)	39,000	42,341
Morgan Stanley Capital I Trust VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(6)	10,048	10,074

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	$50,000	$50,544
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	18,402	18,922
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	13,304	11,553
MortgageIT Trust FRS Series 2005-4, Class A1 0.81% due 10/25/2035(4)	53,170	48,566
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.81% due 06/25/2036(4)	39,266	29,433
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)	8,954	8,994
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	125,000	125,341
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	100,000	102,926
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.63% due 02/25/2037(3)	10,727	6,317
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(3)(8)	62,077	33,121
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.25% due 08/25/2035(4)	34,813	25,813
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	1,420	1,408
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	9,651	9,669
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	25,000	25,187
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.66% due 05/25/2037(3)	29,710	23,035
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.87% due 02/20/2047(4)	34,590	29,528
Shackleton 2015-VIII CLO, Ltd. FRS Series 2015-8A, Class A1 2.21% due 10/20/2027*(5)	270,000	270,365
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.78% due 11/25/2036(3)	$50,000	$35,078
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.20% due 04/20/2027*(5)	275,000	275,550
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.19% due 11/25/2046(4)	36,827	32,756
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	30,000	32,843
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.86% due 01/25/2035(4)	32,711	32,653
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.88% due 03/25/2035(4)	24,082	24,283
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.93% due 11/25/2034(4)	1,564	1,563
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 3.03% due 10/25/2036(4)	16,244	15,361
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	14,008	14,013
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	35,000	38,751
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	36,000	40,064
Total Asset Backed Securities (cost $4,154,624)		4,206,443
U.S. CORPORATE BONDS & NOTES — 7.8%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	10,000	10,323
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	5,000	5,940
		16,263
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	5,000	5,113

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Apparel Manufacturers (continued)
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	$15,000	$15,684
		20,797
Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	20,000	19,918
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	10,000	10,009
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	15,000	15,183
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	10,131
		55,241
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	10,000	13,227
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	6,000	6,011
General Motors Co. Senior Notes 6.60% due 04/01/2036	20,000	24,064
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	25,000	25,180
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	30,000	30,906
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	40,000	41,082
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	15,000	16,474
		156,944
Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	25,000	26,082
PNC Funding Corp. Sub. Notes 5.63% due 02/01/2017	25,000	25,360
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	30,000	30,152
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	20,000	20,361
Security Description	Principal Amount(14)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	$35,000	$38,535
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	20,000	23,892
		164,382
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	10,000	9,988
Brewery — 0.5%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	15,000	15,145
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	5,000	5,085
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	80,000	84,441
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	45,000	48,330
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	25,000	28,744
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	65,000	77,336
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	10,000	10,197
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	15,014
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	5,000	5,210
		289,502
Broadcast Services/Program — 0.0%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	20,000	21,500
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	5,000	5,150

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. (continued)
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	$15,000	$16,050
		21,200
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	9,000	10,260
Building-Heavy Construction — 0.1%
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	25,000	25,084
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	15,000	15,637
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	5,000	5,313
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,575
		26,525
Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	11,000	11,495
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	5,000	5,213
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	10,000	10,452
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	30,000	32,372
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	25,000	27,576
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	47,000	56,838
Security Description	Principal Amount(14)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	$10,000	$9,916
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	30,000	31,086
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	15,000	14,582
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	16,660
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,883
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	5,000	5,035
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	30,000	30,916
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,890
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	14,812
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	6,000	6,480
Time Warner Cable, Inc. Senior Sec. Notes 4.50% due 09/15/2042	15,000	14,314
Time Warner Cable, Inc. Senior Sec. Notes 5.88% due 11/15/2040	10,000	11,105
Time Warner Cable, Inc. Senior Sec. Notes 6.75% due 07/01/2018	15,000	16,298
Time Warner Cable, Inc. Senior Sec. Notes 8.75% due 02/14/2019	40,000	46,130
		371,053
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.38% due 03/15/2022	15,000	15,544
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	15,000	16,087
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	5,000	5,519
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	9,750

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	$10,000	$10,275
		41,631
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	10,000	10,225
Computers — 0.1%
Apple, Inc. Senior Notes 1.55% due 08/04/2021	20,000	19,965
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	14,332
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	10,000	10,285
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	5,000	5,987
		50,569
Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	15,000	15,488
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,300
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 4.75% due 08/01/2026*	5,000	5,063
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	15,000	15,362
Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	25,000	25,138
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	15,000	15,239
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	50,000	53,374
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	15,912
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	$10,000	$10,398
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	50,000	52,324
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	15,000	16,930
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	45,000	51,320
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	10,000	10,164
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	40,973
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	10,000	10,256
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	20,000	21,810
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	37,000	40,971
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	11,341
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	19,614
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	15,000	18,536
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	28,000	35,653
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	10,000	10,022
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	40,000	40,452
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	10,000	10,103
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	35,662
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	15,000	16,094
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	10,980

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	$10,000	$11,073
Morgan Stanley Senior Notes 1.88% due 01/05/2018	50,000	50,204
Morgan Stanley Senior Notes 2.65% due 01/27/2020	50,000	51,093
Morgan Stanley Senior Notes 3.13% due 07/27/2026	25,000	25,149
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	21,103
Morgan Stanley Senior Notes 3.88% due 01/27/2026	10,000	10,617
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	10,000	10,386
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	5,000	5,338
Morgan Stanley Senior Notes 4.75% due 03/22/2017	22,000	22,362
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,515
		786,106
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	5,000	5,366
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	4,060
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	15,609
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,775
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	10,000	9,946
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	10,000	9,990
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	15,000	14,627
Security Description	Principal Amount(14)	Value (Note 2)
Electric-Integrated (continued)
Exelon Corp. Senior Notes 2.85% due 06/15/2020	$20,000	$20,738
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	5,000	5,020
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	20,000	26,852
Southern Co. Senior Notes 1.85% due 07/01/2019	10,000	10,079
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,166
Southern Co. Senior Notes 4.40% due 07/01/2046	5,000	5,395
		139,257
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	7,492
Electronic Measurement Instruments — 0.0%
Fortive Corp. Company Guar. Notes 2.35% due 06/15/2021*	10,000	10,123
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	30,000	30,076
Finance-Commercial — 0.0%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	20,000	21,175
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 6.63% due 07/26/2021	5,000	5,037
Navient Corp. Senior Notes 7.25% due 09/25/2023	25,000	25,000
Navient Corp. Senior Notes 8.45% due 06/15/2018	25,000	26,875
Synchrony Financial Senior Notes 2.60% due 01/15/2019	20,000	20,236
		77,148
Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	10,000	10,483

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
Visa, Inc. Senior Notes 4.30% due 12/14/2045	$20,000	$23,114
		33,597
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	10,000	10,739
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(3)	7,000	528
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(3)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(3)	10,000	1
		11,269
Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	15,000	15,583
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	5,000	5,232
		20,815
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	5,000	5,046
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	10,000	10,364
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	5,000	5,290
		20,700
Food-Retail — 0.0%
Kroger Co. Senior Notes 1.50% due 09/30/2019	5,000	4,992
Kroger Co. Senior Notes 2.65% due 10/15/2026	10,000	9,925
		14,917
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	15,000	15,321
Security Description	Principal Amount(14)	Value (Note 2)
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	$10,000	$10,225
Gas-Distribution — 0.0%
AmeriGas Partners LP/ AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	10,000	10,600
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	20,000	20,550
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	15,000	16,238
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,113
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	10,000	10,175
		12,288
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,281
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	5,000	4,963
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	15,000	23,605
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	5,000	5,231
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	10,000	10,450
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	5,000	5,171
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	10,000	11,332
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	5,000	5,875
		22,378

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	$35,000	$35,018
Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	5,000	5,271
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	5,000	5,309
		10,580
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	5,000	5,062
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	25,000	25,772
		30,834
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	5,106
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	5,000	5,179
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	25,000	25,327
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	17,398
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	25,000	25,166
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	15,000	16,107
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	10,000	10,982
		105,265
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	4,963
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	10,000	10,337
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	4,000	4,260
Security Description	Principal Amount(14)	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	$15,000	$16,612
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	5,000	5,188
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	10,000	10,150
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	15,000	15,862
		67,372
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	10,000	10,095
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	5,000	5,225
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.55% due 11/14/2024	10,000	9,063
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	25,000	31,620
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	30,000	39,329
		70,949
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	25,000	25,022
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	15,000	15,348
		40,370
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	5,000	5,368
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	15,000	16,951
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	15,000	18,251
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,596

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	$5,000	$5,156
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	25,000	28,179
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	4,987
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	35,000	34,750
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	10,000	10,922
Hess Corp. Senior Notes 4.30% due 04/01/2027	10,000	10,078
Hess Corp. Senior Notes 5.80% due 04/01/2047	15,000	15,347
Hess Corp. Senior Notes 6.00% due 01/15/2040	10,000	10,219
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	20,000	24,043
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	10,000	9,801
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	10,000	9,262
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	25,000	27,113
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,712
		251,735
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	17,000	16,887
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	5,000	4,935
		21,822
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	3,000	3,004
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	10,000	10,187
		13,191
Security Description	Principal Amount(14)	Value (Note 2)
Pipelines — 0.5%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	$10,000	$9,550
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	23,000	25,243
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	5,000	4,921
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	15,000	15,151
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	5,000	5,239
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	20,000	19,045
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	5,000	5,696
MPLX LP Company Guar. Notes 4.50% due 07/15/2023	3,000	3,058
MPLX LP Company Guar. Notes 4.88% due 12/01/2024	5,000	5,172
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	15,000	14,216
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	15,000	15,205
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	25,000	27,567
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	10,000	10,387
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	10,000	10,650
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,120
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	10,000	10,675

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	$15,000	$14,953
Williams Partners LP Senior Notes 3.60% due 03/15/2022	25,000	25,434
Williams Partners LP Senior Notes 4.00% due 11/15/2021	5,000	5,175
Williams Partners LP Senior Notes 4.30% due 03/04/2024	10,000	10,227
Williams Partners LP Senior Notes 5.25% due 03/15/2020	10,000	10,826
		252,510
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	30,000	31,171
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	10,000	10,263
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	10,000	10,434
HCP, Inc. Senior Notes 4.20% due 03/01/2024	5,000	5,198
HCP, Inc. Senior Notes 6.00% due 01/30/2017	10,000	10,143
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	10,000	10,317
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	5,000	5,460
		82,986
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	30,000	31,718
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	15,000	15,289
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	13,638
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	5,000	5,125
Security Description	Principal Amount(14)	Value (Note 2)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	$5,000	$5,100
		39,152
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	5,000	5,017
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	10,000	10,031
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	13,000	12,704
Lowe's Cos., Inc. Senior Notes 2.50% due 04/15/2026	25,000	25,091
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	15,000	15,498
		53,293
Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	5,000	5,051
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	25,000	25,901
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,798
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	24,473
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	4,237	4,927
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	7,929	9,375
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	5,000	5,117
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	5,000	5,157
		89,799
Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	5,000	5,288

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	$10,000	$10,264
Steel-Producers — 0.0%
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	5,000	4,975
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	5,000	5,150
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	25,000	25,124
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	10,000	10,541
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	10,000	10,711
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	10,507
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	40,000	41,858
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	37,000	38,550
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	33,000	34,714
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	10,000	11,200
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	7,000	7,730
		190,935
Television — 0.1%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	5,000	5,303
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	20,000	20,525
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	10,000	10,750
		36,578
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	5,000	5,055
Security Description	Principal Amount(14)	Value (Note 2)
Tobacco (continued)
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	$5,000	$5,187
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	12,000	12,625
		22,867
Transport-Rail — 0.0%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	10,000	10,188
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	10,000	10,256
		20,444
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.20% due 02/01/2025	5,000	5,252
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	10,000	10,370
Ryder System, Inc. Senior Notes 2.65% due 03/02/2020	10,000	10,202
		25,824
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,073
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	36,000	40,172
		45,245
Total U.S. Corporate Bonds & Notes (cost $4,092,159)		4,291,687
FOREIGN CORPORATE BONDS & NOTES — 1.2%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	10,000	11,120
Banks-Commercial — 0.1%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	20,000	21,310
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	19,000	20,768
		42,078
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	10,000	10,625

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	$25,000	$26,636
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	55,276
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	5,000	5,298
		87,210
Diversified Minerals — 0.0%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	10,000	11,450
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	15,000	16,233
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	5,000	4,982
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,190
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	15,000	15,019
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	30,000	29,932
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	25,000	24,906
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	5,000	5,023
		74,880
Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	50,000	50,515
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	35,000	36,138
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	10,000	10,220
Security Description	Principal Amount(14)	Value (Note 2)
Medical-Generic Drugs (continued)
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	$10,000	$10,188
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	10,000	10,444
		117,505
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	5,000	5,379
Oil Companies-Exploration & Production — 0.0%
Encana Corp. Senior Notes 3.90% due 11/15/2021	5,000	5,010
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	4,747
		9,757
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	5,000	5,029
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	10,000	10,271
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	15,000	15,251
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	30,000	28,527
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	15,000	13,469
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019	10,000	10,734
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	23,000	19,939
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	15,000	16,351
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	15,000	15,802
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	15,000	16,191
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	15,000	15,466
		167,030
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	10,000	10,125

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	$10,000	$10,225
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	15,000	16,350
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	40,000	41,420
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	13,075
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	10,000	10,850
Total Foreign Corporate Bonds & Notes (cost $650,804)		662,484
MUNICIPAL BONDS & NOTES — 0.3%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	20,000	26,275
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(3)	75,000	28,500
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(3)	25,000	9,500
State of California General Obligation Bonds 7.55% due 04/01/2039	45,000	72,063
State of California General Obligation Bonds 7.63% due 03/01/2040	5,000	7,914
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	15,000	15,731
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	15,000	17,549
Total Municipal Bonds & Notes (cost $171,397)		177,532
Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 11.5%
Federal Home Loan Mtg. Corp. — 2.1%
2.49% due 02/01/2037 FRS	$1,901	$1,978
2.50% due 01/01/2028	4,500	4,673
2.50% due 04/01/2028	12,988	13,491
3.00% due 10/01/2042	10,522	11,079
3.00% due 11/01/2042	5,854	6,097
3.00% due 02/01/2043	18,266	19,021
3.00% due 08/01/2043	88,982	92,956
3.50% due 03/01/2042	3,734	3,953
3.50% due 09/01/2043	37,833	40,317
3.50% due October TBA	300,000	316,373
4.00% due 09/01/2040	7,204	7,757
4.00% due October TBA	200,000	214,289
4.50% due 01/01/2039	835	913
5.00% due 07/01/2021	19,070	19,686
5.50% due 07/01/2034	4,116	4,682
6.00% due 08/01/2036	3,895	4,443
6.50% due 05/01/2029	757	892
7.50% due 08/01/2023	61	62
7.50% due 04/01/2028	797	951
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2013-K502, Class B 2.72% due 03/25/2045*(6)	20,000	20,038
Series 2014-K503, Class B 3.08% due 10/25/2047*(6)	20,000	20,261
Series 2012-K706, Class B 4.17% due 11/25/2044*(6)	20,000	20,791
Series 2010-K8, Class B 5.42% due 09/25/2043*(6)	25,000	27,398
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series DNA3, Class M2 3.38% due 04/25/2028(4)	280,000	288,642
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)(4)	1,023	1,039
Series 1577, Class PK 6.50% due 09/15/2023(4)	2,021	2,203
Series 1226, Class Z 7.75% due 03/15/2022(4)	315	333
		1,144,318
Federal National Mtg. Assoc. — 7.5%
2.50% due 02/01/2043	81,928	83,033
2.50% due October TBA	100,000	103,575
2.62% due 05/01/2037 FRS	2,877	3,007
2.64% due 03/01/2027	24,322	25,323
2.64% due 10/01/2040 FRS	2,835	2,991
2.78% due 03/01/2027	21,000	22,124
2.97% due 06/01/2027	35,000	37,362
2.97% due 06/01/2030	40,000	42,168
3.00% due 01/01/2028	9,727	10,215
3.00% due October TBA	700,000	728,586
3.13% due 02/01/2027	45,000	48,654
3.50% due 08/01/2026	13,238	13,966

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 09/01/2026	$12,675	$13,410
3.50% due 10/01/2028	16,044	17,105
3.50% due October TBA	1,900,000	2,004,797
4.00% due 11/01/2025	2,424	2,576
4.00% due 09/01/2040	6,142	6,600
4.00% due 11/01/2040	1,909	2,055
4.00% due 12/01/2040	23,791	25,631
4.00% due 10/01/2041	7,399	7,949
4.00% due 11/01/2041	9,210	9,928
4.00% due 01/01/2042	9,749	10,506
4.00% due 12/01/2043	22,274	24,497
4.00% due October TBA	200,000	214,797
4.50% due 11/01/2022	7,583	7,880
4.50% due 01/01/2039	2,475	2,711
4.50% due 06/01/2039	25,966	28,443
4.50% due 09/01/2039	4,955	5,438
4.50% due 09/01/2040	10,045	11,011
4.50% due 05/01/2041	5,326	5,855
4.50% due October TBA	200,000	219,027
5.00% due 06/01/2019	343	354
5.00% due 05/01/2035	847	940
5.00% due 06/01/2040	40,121	44,592
5.00% due 07/01/2040	8,962	9,949
5.00% due October TBA	100,000	111,072
5.50% due 11/01/2020	2,891	3,043
5.50% due 04/01/2021	44,589	47,680
5.50% due 12/01/2029	1,481	1,667
5.50% due 06/01/2035	98,474	112,242
5.50% due 08/01/2037	14,727	16,670
5.50% due 06/01/2038	7,668	8,709
6.00% due 06/01/2017	280	283
6.00% due 12/01/2033	6,633	7,715
6.00% due 05/01/2034	504	583
6.00% due 06/01/2040	189	217
6.50% due 08/01/2017	491	493
6.50% due 10/01/2037	220	253
7.00% due 06/01/2037	6,885	7,714
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	9,382	9,484
		4,124,880
Government National Mtg. Assoc. — 1.9%
3.00% due October TBA	500,000	523,789
3.50% due October TBA	100,000	106,211
4.00% due 09/15/2041	236,304	256,871
4.50% due 06/15/2041	90,634	100,245
6.00% due 11/15/2031	47,320	54,210
7.00% due 05/15/2033	7,443	9,035
8.50% due 11/15/2017	20	20
9.00% due 11/15/2021	94	105
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(4)	158	184
Security Description	Principal Amount(14)		Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2005-74, Class HC 7.50% due 09/16/2035(4)		$2,136	$2,475
			1,053,145
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018		6,000	6,101
Total U.S. Government Agencies (cost $6,245,697)			6,328,444
U.S. GOVERNMENT TREASURIES — 2.6%
United States Treasury Bonds — 1.1%
1.50% due 08/15/2026		312,000	308,965
2.88% due 08/15/2045(9)(11)		196,000	218,310
3.00% due 05/15/2045		16,000	18,243
3.00% due 11/15/2045		46,000	52,487
			598,005
United States Treasury Notes — 1.5%
0.13% due 07/15/2024 TIPS(10)		359,807	365,059
0.25% due 01/15/2025 TIPS(10)		341,400	347,726
1.13% due 09/30/2021		147,000	146,805
			859,590
Total U.S. Government Treasuries (cost $1,402,444)			1,457,595
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Central Bank — 0.1%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	1,275,000	36,753
Sovereign — 1.0%
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(10)	BRL	255,495	80,227
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(10)	BRL	105,722	32,817
Government of Japan zero coupon due 01/11/2017	JPY	20,000,000	197,365
Government of Romania 0.49% due 06/26/2017	RON	230,000	57,877
Government of Romania 0.51% due 08/28/2017	RON	110,000	27,638
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(10)	UYU	455,319	12,999
Republic of Argentina Senior Notes 2.26% due 12/31/2038(8)	EUR	25,000	18,423
Republic of Colombia 4.25% due 05/17/2017(10)	COP	121,484,850	42,319

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	310,000,000	$25,059
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	322,000,000	26,683
Republic of Turkey Bonds 10.60% due 02/11/2026	TRY	75,000	26,644
United Mexican States Senior Bonds 4.75% due 03/08/2044		6,000	6,217
United Mexican States Senior Notes 5.75% due 10/12/2110		20,000	21,150
			575,418
Total Foreign Government Obligations (cost $593,738)			612,171
OPTIONS — PURCHASED†(3)(13) — 0.0%
Put Options — Purchased		167,000	314
Put Options — Purchased	CNH	462,000	906
Total Options — Purchased (cost $2,631)			1,220
Total Long-Term Investment Securities (cost $51,710,452)			58,247,450
REPURCHASE AGREEMENTS — 1.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 09/30/2016, to be repurchased 10/03/2016 in the amount of $204,000 and collateralized by $205,000 of United States Treasury Notes, bearing interest at 1.50%, due 11/30/2019 and having an approximate value of $209,869		$204,000	204,000
Bank of America Securities LLC Joint Repurchase Agreement(15)		160,000	160,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)		80,000	80,000
BNP Paribas SA Joint Repurchase Agreement(15)		160,000	160,000
Deutsche Bank AG Joint Repurchase Agreement(15)		320,000	320,000
RBS Securities, Inc. Joint Repurchase Agreement(15)		40,000	40,000
Total Repurchase Agreements (cost $964,000)			964,000
Security Description		Value (Note 2)
TOTAL INVESTMENTS (cost $52,674,452)(16)	107.5%	59,211,450
Liabilities in excess of other assets	(7.5)	(4,110,154)
NET ASSETS	100.0%	$55,101,296

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2016, the aggregate value of these securities was $3,274,750 representing 5.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(2)  Perpetual maturity - maturity date reflects the next call date.

(3)  Illiquid security. At September 30, 2016, the aggregate value of these securities was $194,969 representing 0.4% of net assets.

(4)  Collateralized Mortgage Obligation

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2016.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(10)  Principal amount of security is adjusted for inflation.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(12)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2016, the Multi-Managed Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$2,420	$1,209.97	0.00%

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

(13)  Purchased Options:

Over the Counter Put Options — Purchased

Issue	Expiration Month	Strike Price		Number of Contracts	Premiums Paid	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	$47.79		42,000	$309	$63	$(246)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	47.81		84,000	748	133	(615)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	47.91		41,000	343	118	(225)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	14.95	CNH	154,000	417	267	(150)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	14.93	CNH	154,000	425	255	(170)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	15.14	CNH	154,000	389	384	(5)
					$2,631	$1,220	$(1,411)

(14)  Denominated in United States dollars unless otherwise indicated.

(15)  See Note 2 for details of Joint Repurchase Agreements.

(16)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CNH — Yuan Renminbi Offshore

CVR —Contingent Value Rights

DAC — Designated Activity Company

EUR — Euro Currency

IDR — Indonesian Rupiah

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Leu

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

THB— Thailand Baht

TRY — Turkish Lira

UYU — Uruguayan Peso

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
2	Long	90 Day Eurodollar	December 2017	$494,510	$494,675	$165
2	Short	90 Day Eurodollar	September 2018	494,035	494,250	(215)
3	Long	Russell 2000 Mini Index	December 2016	375,626	374,490	(1,136)
15	Short	U.S. Treasury 10 Year Notes	December 2016	1,968,867	1,966,875	1,992
1	Short	U.S. Treasury 10 Year Ultra Bonds	December 2016	144,450	144,156	294
3	Short	U.S. Treasury 2 Year Notes	December 2016	655,687	655,406	281
20	Long	U.S. Treasury 5 Year Notes	December 2016	2,429,844	2,430,313	469
1	Long	U.S. Treasury Long Bonds	December 2016	170,790	168,156	(2,634)
1	Long	U.S. Treasury Ultra Bonds	December 2016	186,851	183,875	(2,976)
						$(3,760)

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	15,000	USD	16,872	12/21/2016	$—	$(39)
	TRY	45,000	USD	14,640	12/21/2016	—	(122)
						—	(161)
BNP Paribas SA	RON	40,000	USD	10,198	08/28/2017	21	—
Citibank N.A.	IDR	228,500,000	USD	17,631	10/21/2016	110	—
	JPY	20,000,000	USD	193,190	01/11/2017	—	(4,955)
	RON	230,000	USD	57,422	06/26/2017	—	(1,039)
	USD	17,469	IDR	228,500,000	10/21/2016	51	—
						161	(5,994)
Credit Suisse AG	USD	17,495	RUB	1,120,000	10/21/2016	275	—
Goldman Sachs International	BRL	110,000	USD	33,033	12/02/2016	—	(228)
	USD	17,198	COP	50,400,000	10/21/2016	224	—
	USD	35,289	ZAR	480,000	10/21/2016	—	(422)
	USD	21,052	ZAR	300,000	12/21/2016	482	—
	ZAR	300,000	USD	20,750	12/21/2016	—	(785)
						706	(1,435)
JPMorgan Chase Bank	RON	70,000	USD	17,866	08/28/2017	57	—
	RUB	2,240,000	USD	35,334	10/21/2016	—	(205)
	USD	17,473	RUB	1,120,000	10/21/2016	297	—
						354	(205)
Morgan Stanley and Co., Inc.	BRL	256,000	USD	77,115	12/02/2016	—	(293)
Standard Chartered Bank	COP	100,800,000	USD	34,792	10/21/2016	—	(54)
	IDR	695,013,000	USD	52,049	12/21/2016	—	(836)
	THB	1,285,000	USD	36,783	12/21/2016	—	(264)
						—	(1,154)
State Street Bank and Trust Co.	COP	124,300,000	USD	41,800	12/21/2016	—	(742)
	USD	17,418	COP	50,400,000	10/21/2016	4	—
						4	(742)
Net Unrealized Appreciation(Depreciation)						$1,521	$(9,984)

BRL — Brazilian Real
COP — Colombian Peso
EUR — Euro Currency
IDR — Indonesian Rupiah
JPY — Japanese Yen
RON — Romanian Leu
RUB — Russian Ruble
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	168	09/29/2026	1 Year USD- Federal Funds — H.15-OIS-COMPOUND	1.00%	$236	$6

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Over the Counter Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
INR	1,870	09/12/2021	6.26%	6 Month INR-MIBOR- OIS-COMPOUND	$—	$53

INR — Indian Rupee

OIS — Overnight Index Swap

MIBOR — Mumbai Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,982,391	$—	$0	$1,982,391
Television	63,536	—	2,420	65,956
Other Industries	38,150,075	—	—	38,150,075
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	311,451	—	311,451
Asset Backed Securities	—	4,206,443	—	4,206,443
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	11,267	2	11,269
Other Industries	—	4,280,418	—	4,280,418
Foreign Corporate Bonds & Notes	—	662,484	—	662,484
Municipal Bond & Notes	—	177,532	—	177,532
U.S. Government Agencies	—	6,328,444	—	6,328,444
U.S. Government Treasuries	—	1,457,595	—	1,457,595
Foreign Government Obligations	—	612,171	—	612,171
Options — Purchased	—	1,220	—	1,220
Repurchase Agreements	—	964,000	—	964,000
Total Investments at Value	$40,196,002	$19,013,025	$2,423	$59,211,450
Other Financial Instruments:†
Futures Contracts	$3,201	$—	$—	$3,201
Forward Foreign Currency Contracts	—	1,521	—	1,521
Centrally Cleared Interest Rate Swap Contracts	—	6	—	6
Over the Counter Interest Rate Swap Contracts	—	53	—	53
Total Other Financial Instruments	$3,201	$1,580	$—	$4,781
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$6,961	$—	$—	$6,961
Forward Foreign Currency Contracts	—	9,984	—	9,984
Total Other Financial Instruments	$6,961	$9,984	$—	$16,945

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Diversified Financial Services	13.2%
Federal National Mtg. Assoc.	11.6
United States Treasury Notes	4.2
Medical-Drugs	3.7
Diversified Banking Institutions	3.3
Federal Home Loan Mtg. Corp.	3.0
Medical-Biomedical/Gene	2.9
Government National Mtg. Assoc.	2.7
Real Estate Investment Trusts	2.6
Banks-Commercial	2.6
Web Portals/ISP	2.2
Applications Software	2.1
Cable/Satellite TV	2.1
Computers	1.8
Repurchase Agreements	1.5
Finance-Credit Card	1.5
E-Commerce/Products	1.4
Commercial Services	1.3
Internet Content-Entertainment	1.2
Oil Companies-Exploration & Production	1.1
Retail-Restaurants	1.0
Medical-HMO	0.9
Medical-Hospitals	0.9
Brewery	0.8
Tobacco	0.8
Instruments-Controls	0.8
Retail-Discount	0.8
Pipelines	0.8
Aerospace/Defense	0.8
Computer Services	0.8
Sovereign	0.8
Enterprise Software/Service	0.8
Telephone-Integrated	0.8
Retail-Building Products	0.7
Electronic Components-Semiconductors	0.7
Entertainment Software	0.7
United States Treasury Bonds	0.7
Foreign Government Obligations	0.7
Cosmetics & Toiletries	0.7
E-Commerce/Services	0.7
Electronic Connectors	0.6
Electric-Integrated	0.6
Time Deposits	0.6
Municipal Bonds & Notes	0.6
Beverages-Non-alcoholic	0.6
Transport-Rail	0.6
Commercial Services-Finance	0.5
Cellular Telecom	0.5
Electronic Forms	0.5
Airlines	0.5
Medical Instruments	0.5
Industrial Gases	0.5
Retail-Apparel/Shoe	0.5
Oil Companies-Integrated	0.5
Multimedia	0.5
Finance-Consumer Loans	0.5
Food-Retail	0.4
Diversified Manufacturing Operations	0.4
Building Products-Cement	0.4
Consulting Services	0.4
Containers-Paper/Plastic	0.4%
Electronic Components-Misc.	0.4
Auto/Truck Parts & Equipment-Original	0.4
Savings & Loans/Thrifts	0.4
Electronic Design Automation	0.4
Auto-Cars/Light Trucks	0.4
Banks-Super Regional	0.4
Containers-Metal/Glass	0.4
Athletic Footwear	0.4
Computer Aided Design	0.4
Food-Confectionery	0.4
Finance-Other Services	0.4
Insurance-Property/Casualty	0.4
Medical Information Systems	0.4
Machinery-General Industrial	0.4
Medical Products	0.4
Medical-Generic Drugs	0.3
Food-Wholesale/Distribution	0.3
Telecommunication Equipment	0.3
Chemicals-Diversified	0.3
Wireless Equipment	0.3
Apparel Manufacturers	0.3
Hotels/Motels	0.3
Oil-Field Services	0.3
Recreational Vehicles	0.3
Steel-Producers	0.3
Finance-Investment Banker/Broker	0.3
Retail-Drug Store	0.3
Metal Processors & Fabrication	0.3
Food-Misc./Diversified	0.3
Building-Heavy Construction	0.3
Broadcast Services/Program	0.3
Data Processing/Management	0.2
Cruise Lines	0.2
Satellite Telecom	0.2
Networking Products	0.2
Energy-Alternate Sources	0.2
Retail-Auto Parts	0.2
Transport-Services	0.2
Pharmacy Services	0.2
Engineering/R&D Services	0.2
Electronic Measurement Instruments	0.2
Machinery-Pumps	0.2
Rubber-Tires	0.2
Therapeutics	0.2
Television	0.2
Electronic Security Devices	0.2
Retail-Gardening Products	0.2
Real Estate Management/Services	0.2
Toys	0.2
Computer Software	0.2
Human Resources	0.2
Physicians Practice Management	0.2
Real Estate Operations & Development	0.2
Insurance-Life/Health	0.2
Aerospace/Defense-Equipment	0.2
Office Supplies & Forms	0.2
Building & Construction Products-Misc.	0.2
Retail-Catalog Shopping	0.2
Internet Application Software	0.2

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Printing-Commercial	0.2%
Semiconductor Equipment	0.1
Respiratory Products	0.1
Chemicals-Specialty	0.1
Building Societies	0.1
Trucking/Leasing	0.1
Gas-Distribution	0.1
Medical-Wholesale Drug Distribution	0.1
Investment Management/Advisor Services	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Semiconductor Components-Integrated Circuits	0.1
Rental Auto/Equipment	0.1
Retail-Vitamins & Nutrition Supplements	0.1
Telecom Services	0.1
Power Converter/Supply Equipment	0.1
Water	0.1
Independent Power Producers	0.1
Central Bank	0.1
Financial Guarantee Insurance	0.1
Electric-Generation	0.1
Rubber/Plastic Products	0.1
Building-Residential/Commercial	0.1
Schools	0.1
Transport-Truck	0.1
Retail-Hair Salons	0.1
Computers-Integrated Systems	0.1
Oil Refining & Marketing	0.1
Engines-Internal Combustion	0.1
Chemicals-Fibers	0.1
Diagnostic Kits	0.1
Poultry	0.1
Finance-Commercial	0.1
Distribution/Wholesale	0.1
Web Hosting/Design	0.1
Retail-Pawn Shops	0.1
Insurance-Mutual	0.1
Medical-Outpatient/Home Medical	0.1
Food-Dairy Products	0.1
Investment Companies	0.1
Housewares	0.1
Retail-Home Furnishings	0.1
Home Furnishings	0.1
Food-Flour & Grain	0.1
Gambling (Non-Hotel)	0.1
Diagnostic Equipment	0.1
Transactional Software	0.1
Electronic Parts Distribution	0.1
Publishing-Books	0.1
Banks-Mortgage	0.1
113.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 58.0%
Aerospace/Defense — 0.7%

Northrop Grumman Corp.	1,784	$381,687
Teledyne Technologies, Inc.†	2,679	289,144
		670,831
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	1,000	31,320
Curtiss-Wright Corp.	825	75,166
Moog, Inc., Class A†	750	44,655
		151,141
Airlines — 0.5%
Alaska Air Group, Inc.	1,375	90,558
United Continental Holdings, Inc.†	7,490	393,000
		483,558
Apparel Manufacturers — 0.2%
Carter's, Inc.	2,606	225,966
Applications Software — 1.9%
Microsoft Corp.	24,546	1,413,849
MINDBODY, Inc., Class A†	2,000	39,320
Progress Software Corp.†	650	17,680
salesforce.com, Inc.†	4,757	339,317
		1,810,166
Athletic Footwear — 0.4%
NIKE, Inc., Class B	7,183	378,185
Auto-Truck Trailers — 0.0%
Wabash National Corp.†	625	8,900
Auto/Truck Parts & Equipment-Original — 0.4%
American Axle & Manufacturing Holdings, Inc.†	450	7,749
Dana, Inc.	3,050	47,549
Delphi Automotive PLC	4,034	287,705
Tenneco, Inc.†	1,000	58,270
		401,273
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	3,550	113,387
Banks-Commercial — 1.5%
1st Source Corp.	660	23,559
BancFirst Corp.	1,000	72,510
BancorpSouth, Inc.	2,650	61,480
Capital Bank Financial Corp., Class A	2,600	83,486
Cathay General Bancorp Class B	1,025	31,549
Central Pacific Financial Corp.	3,800	95,722
Central Valley Community Bancorp	225	3,569
Chemical Financial Corp.	400	17,652
Citizens & Northern Corp.	275	6,042
City Holding Co.	650	32,688
CVB Financial Corp.	4,275	75,283
East West Bancorp, Inc.	43	1,579
FCB Financial Holdings, Inc., Class A†	4,750	182,542
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
First Commonwealth Financial Corp.	4,725	$47,675
First Community Bancshares, Inc.	275	6,820
First Financial Bancorp	75	1,638
First Hawaiian, Inc.†	950	25,517
First Interstate BancSystem, Inc., Class A	275	8,665
Fulton Financial Corp.	1,100	15,972
Great Western Bancorp, Inc.	650	21,658
Guaranty Bancorp	450	8,032
Hope Bancorp, Inc.	2,108	36,616
Independent Bank Corp.	425	7,153
MainSource Financial Group, Inc.	325	8,109
OFG Bancorp	2,600	26,286
PacWest Bancorp	2,234	95,861
Park Sterling Corp.	875	7,105
Sierra Bancorp	300	5,628
Simmons First National Corp., Class A	425	21,207
Southside Bancshares, Inc.	198	6,372
Southwest Bancorp, Inc.	225	4,273
Suffolk Bancorp	1,322	45,966
TCF Financial Corp.	2,675	38,814
Trustmark Corp.	925	25,493
UMB Financial Corp.	400	23,780
Union Bankshares Corp.	3,584	95,944
Webster Financial Corp.	250	9,502
West Bancorporation, Inc.	750	14,700
Westamerica Bancorporation	2,875	146,280
		1,442,727
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	1,600	40,416
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	255	5,959
Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	13,444	568,950
Broadcast Services/Program — 0.2%
Nexstar Broadcasting Group, Inc., Class A	925	53,382
TiVo Corp.†	4,975	96,913
		150,295
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	1,525	56,654
Ply Gem Holdings, Inc.†	1,900	25,384
		82,038
Building Products-Cement — 0.4%
Continental Building Products, Inc.†	2,500	52,475
Vulcan Materials Co.	3,097	352,222
		404,697

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Heavy Construction — 0.1%
MasTec, Inc.†	1,425	$42,379
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	13,637	904,679
Casino Hotels — 0.0%
Boyd Gaming Corp.†	450	8,901
Casino Services — 0.0%
Scientific Games Corp., Class A†	750	8,453
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	8,574	400,577
Chemicals-Diversified — 0.3%
Innophos Holdings, Inc.	150	5,855
Koppers Holdings, Inc.†	800	25,744
PPG Industries, Inc.	2,804	289,821
		321,420
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	5,400	72,198
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	1,350	95,431
OMNOVA Solutions, Inc.†	3,100	26,164
Valvoline, Inc.†	400	9,396
		130,991
Commercial Services — 1.3%
Aramark	9,865	375,166
CoStar Group, Inc.†	984	213,066
HMS Holdings Corp.†	2,025	44,894
Medifast, Inc.	175	6,613
Nielsen Holdings PLC	6,317	338,402
ServiceMaster Global Holdings, Inc.†	5,886	198,240
		1,176,381
Commercial Services-Finance — 0.5%
Equifax, Inc.	1,035	139,291
Euronet Worldwide, Inc.†	325	26,595
EVERTEC, Inc.	400	6,712
MarketAxess Holdings, Inc.	875	144,891
S&P Global, Inc.	1,463	185,157
		502,646
Computer Aided Design — 0.4%
ANSYS, Inc.†	2,018	186,887
Aspen Technology, Inc.†	3,975	185,990
		372,877
Computer Data Security — 0.0%
Qualys, Inc.†	575	21,959
Computer Services — 0.8%
Amdocs, Ltd.	4,597	265,936
Barracuda Networks, Inc.†	1,600	40,768
Cognizant Technology Solutions Corp., Class A†	3,849	183,636
Convergys Corp.	2,300	69,966
Insight Enterprises, Inc.†	500	16,275
Manhattan Associates, Inc.†	525	30,251
Security Description	Shares	Value (Note 2)
Computer Services (continued)
Science Applications International Corp.	525	$36,419
Unisys Corp.†	8,775	85,468
		728,719
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	5,511	177,179
Computers — 1.6%
Apple, Inc.	12,313	1,391,985
Nutanix, Inc., Class A†	3,100	114,700
		1,506,685
Computers-Integrated Systems — 0.1%
Cray, Inc.†	3,750	88,275
Consulting Services — 0.4%
Franklin Covey Co.†	1,000	17,810
Huron Consulting Group, Inc.†	2,300	137,448
Verisk Analytics, Inc.†	3,185	258,877
		414,135
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	325	8,314
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	6,417	366,347
Containers-Paper/Plastic — 0.4%
Graphic Packaging Holding Co.	8,150	114,018
Sealed Air Corp.	5,552	254,393
		368,411
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	2,965	219,825
e.l.f. Beauty, Inc.†	375	10,545
Estee Lauder Cos., Inc., Class A	4,307	381,428
		611,798
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	5,974	225,220
Data Processing/Management — 0.2%
CSG Systems International, Inc.	2,425	100,225
Fair Isaac Corp.	950	118,361
		218,586
Diagnostic Kits — 0.1%
Quidel Corp.†	3,125	69,031
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	225	13,455
Distribution/Wholesale — 0.1%
Essendant, Inc.	725	14,877
SiteOne Landscape Supply, Inc.†	275	9,881
Titan Machinery, Inc.†	3,550	36,920
		61,678
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	2,150	212,399
Actuant Corp., Class A	3,100	72,044
Dover Corp.	1,777	130,858
		415,301

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Drug Delivery Systems — 0.0%
Heron Therapeutics, Inc.†	625	$10,769
Revance Therapeutics, Inc.†	900	14,589
		25,358
E-Commerce/Products — 1.4%
Amazon.com, Inc.†	1,618	1,354,768
E-Commerce/Services — 0.7%
Priceline Group, Inc.†	376	553,280
RetailMeNot, Inc.†	3,400	33,626
Trade Desk, Inc., Class A†	775	22,638
		609,544
Electric Products-Misc. — 0.0%
Graham Corp.	425	8,118
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	950	27,674
Electric-Generation — 0.0%
Atlantic Power Corp.	14,800	36,556
Electric-Integrated — 0.2%
Avista Corp.	300	12,537
El Paso Electric Co.	1,250	58,462
NorthWestern Corp.	350	20,136
PNM Resources, Inc.	925	30,266
Portland General Electric Co.	2,200	93,698
		215,099
Electronic Components-Misc. — 0.4%
Bel Fuse, Inc., Class B	1,225	29,572
Benchmark Electronics, Inc.†	2,650	66,117
Flex, Ltd.†	9,595	130,684
Sanmina Corp.†	1,625	46,264
Stoneridge, Inc.†	4,025	74,060
Vishay Intertechnology, Inc.	4,000	56,360
		403,057
Electronic Components-Semiconductors — 0.7%
Alpha & Omega Semiconductor, Ltd.†	3,850	83,622
Intersil Corp., Class A	2,225	48,794
InvenSense, Inc.†	15,775	117,051
Silicon Laboratories, Inc.†	225	13,230
Synaptics, Inc.†	1,200	70,296
Texas Instruments, Inc.	5,158	361,988
		694,981
Electronic Connectors — 0.6%
Amphenol Corp., Class A	9,234	599,471
Electronic Design Automation — 0.4%
Cadence Design Systems, Inc.†	11,995	306,232
Mentor Graphics Corp.	3,175	83,947
		390,179
Electronic Forms — 0.5%
Adobe Systems, Inc.†	4,625	501,997
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	6,166	175,114
Security Description	Shares	Value (Note 2)
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	500	$42,355
Electronic Security Devices — 0.2%
Allegion PLC	2,709	186,677
Energy-Alternate Sources — 0.2%
Renewable Energy Group, Inc.†	725	6,141
REX American Resources Corp.†	2,400	203,424
		209,565
Engineering/R&D Services — 0.2%
EMCOR Group, Inc.	2,675	159,483
VSE Corp.	1,300	44,187
		203,670
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,925	73,201
Enterprise Software/Service — 0.7%
Tyler Technologies, Inc.†	1,973	337,837
Ultimate Software Group, Inc.†	1,294	264,480
Xactly Corp.†	886	13,042
		615,359
Entertainment Software — 0.7%
Activision Blizzard, Inc.	8,640	382,752
Take-Two Interactive Software, Inc.†	5,475	246,813
		629,565
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	125	25,134
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	875	35,324
Synchrony Financial	6,867	192,276
		227,600
Finance-Credit Card — 1.4%
MasterCard, Inc., Class A	5,530	562,788
Visa, Inc., Class A	8,896	735,699
		1,298,487
Finance-Investment Banker/Broker — 0.2%
Cowen Group, Inc., Class A†	1,025	3,721
E*TRADE Financial Corp.†	6,244	181,825
KCG Holdings, Inc., Class A†	2,075	32,225
		217,771
Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	866	233,266
WageWorks, Inc.†	1,325	80,706
		313,972
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	6,275	48,882
MGIC Investment Corp.†	2,725	21,800
NMI Holdings, Inc., Class A†	2,600	19,812
		90,494
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	250	7,060

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Catering — 0.0%
US Foods Holding Corp.†	850	$20,069
Food-Confectionery — 0.4%
Hershey Co.	3,887	371,597
Food-Dairy Products — 0.1%
Dean Foods Co.	3,150	51,660
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	600	46,302
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	11,050	149,286
Snyder's-Lance, Inc.	337	11,316
		160,602
Food-Retail — 0.4%
Ingles Markets, Inc., Class A	1,100	43,494
Kroger Co.	12,368	367,082
		410,576
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	5,973	292,737
Footwear & Related Apparel — 0.0%
Iconix Brand Group, Inc.†	300	2,436
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	2,073	46,186
Gas-Distribution — 0.1%
Southwest Gas Corp.	625	43,663
Spire, Inc.	725	46,211
		89,874
Home Furnishings — 0.1%
Leggett & Platt, Inc.	1,025	46,719
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	9,964	228,475
La Quinta Holdings, Inc.†	3,525	39,409
		267,884
Housewares — 0.1%
NACCO Industries, Inc., Class A	750	50,970
Human Resources — 0.2%
Barrett Business Services, Inc.	1,625	80,616
Cross Country Healthcare, Inc.†	6,050	71,269
Insperity, Inc.	225	16,344
TriNet Group, Inc.†	350	7,571
		175,800
Independent Power Producers — 0.1%
Dynegy, Inc.†	5,000	61,950
Ormat Technologies, Inc.	225	10,892
		72,842
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	450	12,632
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	3,156	474,473
Instruments-Controls — 0.8%
Honeywell International, Inc.	3,868	450,970
Security Description	Shares	Value (Note 2)
Instruments-Controls (continued)
Sensata Technologies Holding NV†	7,725	$299,576
		750,546
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	1,750	31,028
CNO Financial Group, Inc.	3,725	56,881
Primerica, Inc.	1,050	55,681
		143,590
Insurance-Multi-line — 0.0%
Kemper Corp.	850	33,422
Insurance-Property/Casualty — 0.3%
Ambac Financial Group, Inc.†	200	3,678
First American Financial Corp.	675	26,514
Global Indemnity PLC†	250	7,425
Navigators Group, Inc.	575	55,729
ProAssurance Corp.	875	45,920
Progressive Corp.	3,640	114,660
Stewart Information Services Corp.	175	7,779
		261,705
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	300	13,977
Internet Application Software — 0.2%
Bazaarvoice, Inc.†	23,300	137,703
Internet Content-Entertainment — 1.2%
Facebook, Inc., Class A†	8,605	1,103,763
Internet Content-Information/News — 0.0%
DHI Group, Inc.†	2,100	16,569
Internet Security — 0.0%
VASCO Data Security International, Inc.†	1,375	24,214
Zix Corp.†	1,275	5,227
		29,441
Investment Companies — 0.1%
Acacia Research Corp.	7,859	51,241
Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	293	106,201
Federated Investors, Inc., Class B	375	11,111
		117,312
Lasers-System/Components — 0.0%
Coherent, Inc.†	225	24,872
Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	275	4,461
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	325	9,432
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	275	16,536
Joy Global, Inc.	225	6,241
		22,777

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-General Industrial — 0.4%
Applied Industrial Technologies, Inc.	900	$42,066
DXP Enterprises, Inc.†	2,000	56,380
Kadant, Inc.	875	45,596
Roper Technologies, Inc.	1,144	208,746
		352,788
Machinery-Pumps — 0.2%
Flowserve Corp.	4,118	198,652
Medical Information Systems — 0.4%
athenahealth, Inc.†	2,798	352,884
Medical Instruments — 0.4%
Boston Scientific Corp.†	15,280	363,664
Halyard Health, Inc.†	1,025	35,526
		399,190
Medical Labs & Testing Services — 0.0%
Medpace Holdings, Inc.†	500	14,930
Medical Products — 0.3%
Orthofix International NV†	2,125	90,887
SurModics, Inc.†	2,225	66,950
Wright Medical Group NV†	2,925	71,750
		229,587
Medical-Biomedical/Gene — 2.8%
Aduro Biotech, Inc.†	175	2,175
Alder Biopharmaceuticals, Inc.†	6,380	209,073
Amgen, Inc.	4,275	713,113
Ardelyx, Inc.†	375	4,853
Arrowhead Pharmaceuticals, Inc.†	4,025	29,584
Audentes Therapeutics, Inc.†	250	4,453
Bellicum Pharmaceuticals, Inc.†	1,600	31,840
Biogen, Inc.†	1,201	375,949
Blueprint Medicines Corp.†	425	12,622
Cambrex Corp.†	300	13,338
Celgene Corp.†	4,601	480,943
Coherus Biosciences, Inc.†	875	23,432
Dimension Therapeutics, Inc.†	525	4,195
Edge Therapeutics, Inc.†	1,200	12,492
Exelixis, Inc.†	1,775	22,702
FibroGen, Inc.†	1,000	20,700
Five Prime Therapeutics, Inc.†	475	24,933
Halozyme Therapeutics, Inc.†	1,475	17,818
Idera Pharmaceuticals, Inc.†	2,175	5,568
Infinity Pharmaceuticals, Inc.†	2,225	3,471
Karyopharm Therapeutics, Inc.†	1,750	17,027
Kite Pharma, Inc.†	450	25,137
Lexicon Pharmaceuticals, Inc.†	1,750	31,622
Prothena Corp. PLC†	900	53,973
PTC Therapeutics, Inc.†	3,575	50,086
Puma Biotechnology, Inc.†	400	26,820
Regeneron Pharmaceuticals, Inc.†	807	324,430
Sage Therapeutics, Inc.†	675	31,084
Selecta Biosciences, Inc.†	1,500	21,375
Spark Therapeutics, Inc.†	225	13,513
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Tokai Pharmaceuticals, Inc.†	950	$1,454
Trius Therapeutics, Inc. CVR†(1)(4)	6,700	0
Ultragenyx Pharmaceutical, Inc.†	550	39,017
Versartis, Inc.†	625	7,656
		2,656,448
Medical-Drugs — 3.4%
ACADIA Pharmaceuticals, Inc.†	1,350	42,944
Adamas Pharmaceuticals, Inc.†	1,075	17,641
Aimmune Therapeutics, Inc.†	1,775	26,625
Allergan PLC†	2,586	595,582
Amicus Therapeutics, Inc.†	1,925	14,245
Bristol-Myers Squibb Co.	9,882	532,837
Chimerix, Inc.†	450	2,493
Clovis Oncology, Inc.†	950	34,248
Eli Lilly & Co.	7,966	639,351
Global Blood Therapeutics, Inc.†	1,075	24,779
Horizon Pharma PLC†	850	15,411
Immune Design Corp.†	1,600	12,128
Ironwood Pharmaceuticals, Inc.†	17,486	277,678
Mallinckrodt PLC†	5,312	370,671
Ophthotech Corp.†	500	23,065
Pacira Pharmaceuticals, Inc.†	1,000	34,220
Pfizer, Inc.	12,858	435,500
Prestige Brands Holdings, Inc.†	375	18,101
Radius Health, Inc.†	625	33,806
Reata Pharmaceuticals, Inc., Class A†	700	18,452
Synergy Pharmaceuticals, Inc.†	7,675	42,289
TESARO, Inc.†	200	20,048
		3,232,114
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	1,200	22,764
AveXis, Inc.†	350	14,424
		37,188
Medical-HMO — 0.6%
Aetna, Inc.	3,761	434,207
Molina Healthcare, Inc.†	1,425	83,106
Triple-S Management Corp., Class B†	1,375	30,154
WellCare Health Plans, Inc.†	400	46,836
		594,303
Medical-Hospitals — 0.7%
Community Health Systems, Inc.†	6,925	79,914
Quorum Health Corp.†	6,025	37,777
Surgical Care Affiliates, Inc.†	1,025	49,979
Universal Health Services, Inc., Class B	3,757	462,938
		630,608
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	2,875	52,497

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	2,725	$94,639
Metal Processors & Fabrication — 0.3%
Rexnord Corp.†	11,046	236,495
Metal Products-Distribution — 0.0%
Olympic Steel, Inc.	900	19,890
MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	639	4,384
Multimedia — 0.3%
Walt Disney Co.	2,777	257,872
Networking Products — 0.1%
Black Box Corp.	1,625	22,587
NETGEAR, Inc.†	1,400	84,686
		107,273
Office Furnishings-Original — 0.0%
Interface, Inc.	782	13,052
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	15,500	149,420
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	3,800	8,246
Seadrill, Ltd.†	3,450	8,177
		16,423
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	3,171	200,915
Bill Barrett Corp.†	12,925	71,863
Denbury Resources, Inc.†	16,150	52,164
EP Energy Corp., Class A†	250	1,095
Sanchez Energy Corp.†	3,950	34,918
Unit Corp.†	1,475	27,435
		388,390
Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	175	6,881
Western Refining, Inc.	475	12,569
		19,450
Oil-Field Services — 0.3%
Archrock, Inc.	775	10,137
Halliburton Co.	1,509	67,724
MRC Global, Inc.†	4,600	75,578
NOW, Inc.†	1,450	31,073
Pioneer Energy Services Corp.†	3,200	12,928
SEACOR Holdings, Inc.†	1,300	77,337
		274,777
Paper & Related Products — 0.0%
Domtar Corp.	500	18,565
Pharmacy Services — 0.2%
Diplomat Pharmacy, Inc.†	7,290	204,193
Physicians Practice Management — 0.2%
Healthways, Inc.†	6,500	171,990
Poultry — 0.1%
Pilgrim's Pride Corp.	2,025	42,768
Sanderson Farms, Inc.	250	24,082
		66,850
Security Description	Shares	Value (Note 2)
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	2,250	$106,470
Printing-Commercial — 0.2%
Deluxe Corp.	1,275	85,195
Ennis, Inc.	3,050	51,393
		136,588
Protection/Safety — 0.0%
Landauer, Inc.	800	35,584
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	3,050	40,900
Racetracks — 0.0%
Speedway Motorsports, Inc.	1,050	18,753
Real Estate Investment Trusts — 2.4%
American Assets Trust, Inc.	1,150	49,887
American Tower Corp.	6,065	687,346
Armada Hoffler Properties, Inc.	175	2,345
Ashford Hospitality Trust, Inc.	500	2,945
Capstead Mtg. Corp.	7,300	68,839
CBL & Associates Properties, Inc.	1,250	15,175
CoreSite Realty Corp.	2,275	168,441
CubeSmart	825	22,489
CyrusOne, Inc.	250	11,893
CYS Investments, Inc.	16,600	144,752
DCT Industrial Trust, Inc.	993	48,210
DiamondRock Hospitality Co.	1,225	11,148
EastGroup Properties, Inc.	550	40,458
EPR Properties	50	3,937
Equity LifeStyle Properties, Inc.	325	25,083
Equity One, Inc.	275	8,418
First Industrial Realty Trust, Inc.	625	17,637
Franklin Street Properties Corp.	1,050	13,230
Gladstone Commercial Corp.	250	4,658
Government Properties Income Trust	1,150	26,013
Gramercy Property Trust	1,525	14,701
Hersha Hospitality Trust	2,150	38,743
Highwoods Properties, Inc.	450	23,454
Hospitality Properties Trust	1,250	37,150
LTC Properties, Inc.	1,975	102,680
Mack-Cali Realty Corp.	1,100	29,942
Monogram Residential Trust, Inc.	1,075	11,438
National Retail Properties, Inc.	150	7,628
Pennsylvania Real Estate Investment Trust	650	14,970
Post Properties, Inc.	500	33,065
Potlatch Corp.	1,725	67,085
PS Business Parks, Inc.	225	25,553
Ramco-Gershenson Properties Trust	2,250	42,165
RLJ Lodging Trust	5,900	124,077
Saul Centers, Inc.	600	39,960
Silver Bay Realty Trust Corp.	275	4,821
Simon Property Group, Inc.	1,067	220,880

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Summit Hotel Properties, Inc.	400	$5,264
Taubman Centers, Inc.	400	29,764
		2,246,244
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,581	179,902
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	375	14,408
Forestar Group, Inc.†	4,950	57,964
St. Joe Co.†	250	4,595
		76,967
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	3,486	269,956
Research & Development — 0.0%
INC Research Holdings, Inc., Class A†	750	33,435
Respiratory Products — 0.1%
Inogen, Inc.†	2,225	133,277
Retail-Apparel/Shoe — 0.5%
Abercrombie & Fitch Co., Class A	3,100	49,259
Children's Place, Inc.	2,395	191,289
L Brands, Inc.	3,146	222,642
		463,190
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	250	192,085
Retail-Building Products — 0.6%
At Home Group, Inc.†	100	1,515
Lowe's Cos., Inc.	8,231	594,361
		595,876
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	6,882	137,709
Retail-Discount — 0.8%
Big Lots, Inc.	1,650	78,787
Costco Wholesale Corp.	2,225	339,335
Dollar Tree, Inc.†	3,991	315,010
		733,132
Retail-Gardening Products — 0.2%
Tractor Supply Co.	2,758	185,751
Retail-Hair Salons — 0.1%
Regis Corp.†	7,250	90,987
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.	11,900	50,456
Retail-Jewelry — 0.0%
Movado Group, Inc.	1,150	24,702
Retail-Misc./Diversified — 0.0%
FirstCash, Inc.	563	26,506
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	5,450	60,277
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	200	12,602
Security Description	Shares	Value (Note 2)
Retail-Restaurants — 1.0%
Bloomin' Brands, Inc.	1,050	$18,102
DineEquity, Inc.	125	9,899
Dunkin' Brands Group, Inc.	4,979	259,306
Jack in the Box, Inc.	1,550	148,707
Ruby Tuesday, Inc.†	3,350	8,375
Sonic Corp.	4,650	121,737
Starbucks Corp.	6,077	329,009
		895,135
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	5,325	108,736
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	5,125	194,852
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	375	4,871
Trinseo SA	1,600	90,496
		95,367
Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	8,175	224,812
Savings & Loans/Thrifts — 0.4%
BankFinancial Corp.	225	2,858
Beneficial Bancorp, Inc.	4,667	68,652
Capitol Federal Financial, Inc.	250	3,517
Charter Financial Corp.	800	10,304
First Defiance Financial Corp.	250	11,160
Flushing Financial Corp.	875	20,755
Investors Bancorp, Inc.	2,900	34,829
Meridian Bancorp, Inc.	6,725	104,708
Northfield Bancorp, Inc.	6,575	105,857
Oritani Financial Corp.	1,900	29,868
		392,508
Schools — 0.1%
K12, Inc.†	1,150	16,502
Strayer Education, Inc.†	1,650	77,022
		93,524
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,550	35,914
Semiconductor Components-Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	3,650	84,315
MaxLinear, Inc., Class A†	1,400	28,378
		112,693
Semiconductor Equipment — 0.1%
Cohu, Inc.	3,800	44,612
Tessera Technologies, Inc.	700	26,908
Xcerra Corp.†	7,000	42,420
		113,940
Steel-Producers — 0.2%
AK Steel Holding Corp.†	6,975	33,689
Carpenter Technology Corp.	625	25,787
Commercial Metals Co.	600	9,714
Ryerson Holding Corp.†	1,575	17,782
Worthington Industries, Inc.	2,100	100,863
		187,835

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	900	$5,337
Telecom Services — 0.1%
EarthLink Holdings Corp.	8,850	54,870
West Corp.	2,400	52,992
		107,862
Telecommunication Equipment — 0.3%
CommScope Holding Co., Inc.†	6,283	189,181
Plantronics, Inc.	2,225	115,611
		304,792
Telephone-Integrated — 0.2%
Cincinnati Bell, Inc.†	6,925	28,254
General Communication, Inc., Class A†	300	4,125
Windstream Holdings, Inc.	11,825	118,841
		151,220
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(4)	4	4,840
Sinclair Broadcast Group, Inc., Class A	3,400	98,192
		103,032
Therapeutics — 0.2%
Axsome Therapeutics, Inc.†	1,550	12,214
Cara Therapeutics, Inc.†	1,025	8,559
Flexion Therapeutics, Inc.†	1,150	22,471
Neurocrine Biosciences, Inc.†	1,200	60,768
Portola Pharmaceuticals, Inc.†	575	13,058
Proteostasis Therapeutics, Inc.†	1,675	26,113
Seres Therapeutics, Inc.†	500	6,145
Xencor, Inc.†	1,750	42,858
Zafgen, Inc.†	100	331
		192,517
Tobacco — 0.6%
Alliance One International, Inc.†	475	9,082
Altria Group, Inc.	7,775	491,613
Universal Corp.	1,175	68,409
		569,104
Toys — 0.2%
JAKKS Pacific, Inc.†	2,575	22,248
Mattel, Inc.	5,200	157,456
		179,704
Transactional Software — 0.1%
ACI Worldwide, Inc.†	2,250	43,605
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	350	14,987
Transport-Rail — 0.4%
CSX Corp.	10,862	331,291
Transport-Services — 0.1%
Matson, Inc.	3,275	130,607
Security Description	Shares/ Principal Amount(14)		Value (Note 2)
Transport-Truck — 0.1%
ArcBest Corp.		1,375	$26,153
Swift Transportation Co.†		1,475	31,668
USA Truck, Inc.†		3,450	35,328
			93,149
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†		225	13,948
Water — 0.1%
American States Water Co.		2,650	106,132
Web Hosting/Design — 0.1%
Web.com Group, Inc.†		3,500	60,445
Web Portals/ISP — 2.2%
Alphabet, Inc., Class C†		2,676	2,080,028
Wireless Equipment — 0.3%
InterDigital, Inc.		2,075	164,340
Ubiquiti Networks, Inc.†		2,050	109,675
			274,015
Total Common Stocks (cost $46,703,069)			54,535,372
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Banks-Commercial — 0.3%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(3)	EUR	200,000	208,960
Banco Santander SA FRS 6.25% due 03/12/2019(3)	EUR	100,000	100,540
			309,500
Building Societies — 0.1%
Nationwide Building Society FRS 6.88% due 06/20/2019(3)	GBP	100,000	123,490
Diversified Banking Institutions — 0.7%
Credit Agricole SA FRS 8.13% due 12/23/2025*(3)		200,000	212,000
Credit Suisse Group AG FRS 6.25% due 12/18/2024(3)		225,000	212,906
Societe Generale SA FRS 8.25% due 11/29/2018(3)		200,000	202,742
			627,648
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)(4)		8,000	1
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030		65,000	98,150
Total Preferred Securities/Capital Securities (cost $1,285,248)			1,158,789
ASSET BACKED SECURITIES — 13.2%
Diversified Financial Services — 13.2%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.70% due 01/25/2037(5)		60,894	55,491

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	$8,000	$8,076
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.16% due 07/27/2026*(6)	250,000	250,131
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.55% due 04/20/2023*(6)	158,724	157,791
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.10% due 10/25/2034(4)	11,094	10,501
Atrium XI FRS Series 11-A, Class B 2.86% due 10/23/2025*(6)	250,000	249,323
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.94% due 02/10/2051(7)	88,983	90,781
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(7)	200,000	212,686
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.88% due 02/25/2036(5)	135,231	122,073
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(7)	62,986	64,716
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.91% due 06/11/2040(7)	32,072	32,570
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	12,775	12,524
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.20% due 04/27/2027*(6)	250,000	250,205
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 3.13% due 10/15/2026*(6)	250,000	249,317
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.17% due 04/17/2026*(6)	250,000	249,718
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.31% due 05/24/2026*(6)	250,000	249,734
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(7)	101,000	110,674
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	$65,000	$72,194
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.33% due 12/10/2049(7)	28,797	29,696
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(5)	72,703	69,901
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(7)	58,218	58,467
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(7)	94,031	96,394
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	90,000	94,942
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	105,000	111,957
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	125,267	135,153
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	123,000	135,534
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	60,000	66,425
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(7)	63,887	63,981
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.30% due 12/10/2049(7)	72,292	74,381
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	47,918	42,835
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(5)	2,631	2,368
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(7)	169	169
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.03% due 06/15/2057(7)(8)	1,031,426	55,324
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(4)	45,127	46,407

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	$67,384	$67,474
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.74% due 05/25/2035(5)	119,261	107,474
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	16,041	16,047
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	113,989	114,151
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	2,511	2,512
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	155,000	156,115
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,004
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	40,000	40,015
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	12,000	12,032
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.26% due 01/24/2027*(6)	250,000	250,619
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	110,000	114,103
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,000	36,215
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(7)	90,000	96,303
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(7)	120,000	132,117
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	115,000	127,299
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.63% due 03/25/2037(4)	210,689	113,876
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.89% due 04/25/2036(5)	10,384	8,660
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.95% due 01/25/2036(5)	49,574	46,040
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.99% due 03/25/2047(5)	$33,493	$27,645
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 3.04% due 04/25/2035(5)	46,864	44,779
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	135,000	140,704
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(7)	160,000	159,972
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.07% due 05/25/2035(5)	72,024	64,713
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(7)	97,441	104,904
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	64,000	71,570
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(7)	46,328	46,335
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(7)	71,351	72,368
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(7)	76,293	78,248
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(7)	106,000	111,591
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	60,000	65,477
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(7)	27,107	27,331
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(7)	75,041	75,958
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.29% due 04/15/2041(7)	97,979	102,233
LSTAR Securities Investment Trust FRS Series 2015-4, Class A1 2.52% due 04/01/2020*(5)	74,883	73,947

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LSTAR Securities Investment Trust FRS Series 2015-2, Class A 2.52% due 01/01/2020*(5)	$81,992	$81,286
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.52% due 10/01/2020*(5)	129,953	127,983
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.99% due 10/23/2025*(6)	250,000	249,693
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.65% due 02/25/2035(5)	55,232	55,213
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.85% due 12/25/2034(5)	34,335	34,244
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(7)	75,256	75,620
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(7)	43,775	45,114
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(7)	60,740	61,755
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.30% due 12/15/2047(7)(8)	291,635	17,270
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	20,000	22,358
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(7)	100,000	105,932
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(7)	95,000	96,034
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(7)	47,846	49,198
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.48% due 01/11/2043(7)	44,520	46,599
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	44,004	38,214
MortgageIT Trust FRS Series 2005-4, Class A1 0.81% due 10/25/2035(5)	167,782	153,253
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 2.24% due 08/04/2025*(6)	$250,000	$250,533
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/25/2035*(5)	114,000	118,421
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.81% due 06/25/2036(5)	122,212	91,609
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	16,280	16,352
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	370,000	371,009
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.37% due 02/15/2026*(6)	250,000	250,663
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.21% due 04/17/2027*(6)	215,000	215,317
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 2.23% due 11/20/2023*(6)	200,000	200,693
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	135,000	138,950
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.63% due 02/25/2037(4)	41,120	24,215
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.23% due 04/17/2026*(6)	250,000	250,564
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.21% due 04/30/2027*(6)	250,000	249,695
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.19% due 04/15/2027*(6)	250,000	249,812
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(4)(9)	195,780	104,458
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.25% due 08/25/2035(5)	120,629	89,444
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	2,840	2,817
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.66% due 05/25/2037(4)	97,962	75,953
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.87% due 02/20/2047(5)	91,881	78,434

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.21% due 04/15/2027*(6)	$250,000	$250,493
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.78% due 11/25/2036(4)	160,000	112,250
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(4)	51,723	51,891
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 08/25/2055*(5)	100,564	100,519
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.20% due 04/20/2027*(6)	250,000	250,500
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.16% due 04/18/2027*(6)	250,000	250,098
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.07% due 10/14/2026*(6)	250,000	249,294
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.19% due 11/25/2046(5)	115,416	102,659
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.34% due 09/15/2057(7)(8)	994,627	66,184
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	65,000	71,161
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.86% due 01/25/2035(5)	105,144	104,955
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.88% due 03/25/2035(5)	76,435	77,071
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.93% due 11/25/2034(5)	2,737	2,736
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 3.03% due 10/25/2036(5)	50,279	47,545
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	50,030	50,046
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	120,000	132,861
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	$110,000	$121,712
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	50,111	55,768
Total Asset Backed Securities (cost $12,295,384)		12,383,718
U.S. CORPORATE BONDS & NOTES — 12.6%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	10,000	10,236
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	20,000	20,645
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	15,000	17,822
		48,703
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	10,000	10,225
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	45,000	47,053
		57,278
Applications Software — 0.2%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	55,000	54,775
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	25,021
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	35,000	35,427
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	30,000	30,394
		145,617
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	15,000	19,840
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	11,021
General Motors Co. Senior Notes 6.60% due 04/01/2036	60,000	72,191
General Motors Co. Senior Notes 6.75% due 04/01/2046	5,000	6,268

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	$50,000	$50,361
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	80,000	82,416
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	110,000	112,975
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	30,000	32,949
		388,021
Banks-Commercial — 0.3%
Capital One NA Senior Notes 1.65% due 02/05/2018	250,000	250,293
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	10,000	10,433
PNC Funding Corp. Sub. Notes 5.63% due 02/01/2017	60,000	60,863
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	75,000	75,380
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	25,235
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	50,000	50,903
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	60,000	66,061
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	75,000	89,595
		378,470
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	30,000	29,962
Brewery — 0.8%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	45,000	45,435
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	10,000	10,171
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	210,000	221,657
Security Description	Principal Amount(14)	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	$115,000	$123,510
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	65,000	74,735
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	195,000	232,007
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	20,000	20,395
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	40,037
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	20,000	20,839
		788,786
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	50,000	53,750
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	60,000	64,200
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	10,000	10,134
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	15,000	17,100
Building-Heavy Construction — 0.2%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	80,000	81,124
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	85,000	85,285
		166,409
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	60,000	62,550
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	25,000	26,562
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,575
		94,687

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	$46,000	$48,070
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	25,000	26,130
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	40,000	43,163
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	85,000	93,760
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	135,000	163,259
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	20,000	19,833
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	75,000	77,714
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	40,000	38,884
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	61,087
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,883
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	35,000	35,243
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	70,000	72,136
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,890
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	64,800
Time Warner Cable, Inc. Senior Sec. Notes 4.50% due 09/15/2042	35,000	33,399
Security Description	Principal Amount(14)	Value (Note 2)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Senior Sec. Notes 5.88% due 11/15/2040	$40,000	$44,420
Time Warner Cable, Inc. Senior Sec. Notes 6.75% due 07/01/2018	45,000	48,895
Time Warner Cable, Inc. Senior Sec. Notes 8.75% due 02/14/2019	90,000	103,793
		984,359
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.38% due 03/15/2022	35,000	36,269
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	20,000	21,450
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	20,000	22,075
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	40,000	39,000
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	20,000	20,550
		103,075
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	25,000	25,562
Computers — 0.2%
Apple, Inc. Senior Notes 1.55% due 08/04/2021	55,000	54,905
Apple, Inc. Senior Notes 3.45% due 02/09/2045	30,000	28,664
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	10,228
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	20,000	20,569
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	15,000	15,677
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	10,000	11,973
		142,016

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	$15,000	$16,125
Containers-Paper/Plastic — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. V Company Guar. Notes 4.25% due 09/30/2026*	5,000	5,006
Graphic Packaging International, Inc. Company Guar. Notes 4.13% due 08/15/2024	5,000	5,038
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	25,000	25,812
		35,856
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	30,000	30,900
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,586
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	5,000	5,338
		15,924
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,924
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	35,000	35,845
		45,769
Diversified Banking Institutions — 2.3%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	50,000	50,277
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	40,000	40,636
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	30,000	31,056
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	43,243
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	105,000	112,085
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	11,772
Security Description	Principal Amount(14)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	$55,000	$59,337
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	150,000	157,318
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	115,000	120,344
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	40,000	45,146
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	15,000	17,107
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	44,896
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	55,000	55,608
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	45,000	45,736
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	75,000	76,824
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	20,000	20,513
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	20,684
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	65,000	70,883
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	27,000	29,898
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	21,422
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	58,841
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	61,788
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	46,000	58,572
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	30,000	30,065
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	100,000	101,129

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	$25,000	$25,258
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,782
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	43,358
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	45,000	48,282
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	32,941
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	19,203
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	30,000	33,420
Morgan Stanley Senior Notes 1.88% due 01/05/2018	115,000	115,470
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	45,563
Morgan Stanley Senior Notes 2.65% due 01/27/2020	20,000	20,437
Morgan Stanley Senior Notes 3.13% due 07/27/2026	105,000	105,628
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	41,546
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	16,130
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	38,000	40,569
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,515
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	133,935
		2,129,217
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021*	5,000	5,117
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	10,000	10,732
		15,849
Security Description	Principal Amount(14)	Value (Note 2)
Electric-Integrated — 0.4%
AES Corp. Senior Notes 4.88% due 05/15/2023	$3,000	$3,045
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	5,203
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	58,875
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	25,000	24,866
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	25,000	24,976
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	10,000	9,813
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	40,000	39,004
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	5,100
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	51,844
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	15,000	15,059
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	67,131
Southern Co. Senior Notes 1.85% due 07/01/2019	30,000	30,236
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,332
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	16,185
		361,669
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	12,670
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	21,406
Electronic Measurement Instruments — 0.0%
Fortive Corp. Company Guar. Notes 2.35% due 06/15/2021*	25,000	25,308

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	$75,000	$75,190
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	60,000	63,525
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.50% due 01/15/2019	15,000	15,225
Navient Corp. Senior Notes 6.63% due 07/26/2021	10,000	10,075
Navient Corp. Senior Notes 7.25% due 09/25/2023	40,000	40,000
Navient Corp. Senior Notes 8.45% due 06/15/2018	45,000	48,375
Synchrony Financial Senior Notes 2.60% due 01/15/2019	60,000	60,707
		174,382
Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	35,000	36,691
Visa, Inc. Senior Notes 4.30% due 12/14/2045	50,000	57,784
		94,475
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	40,000	42,956
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(4)	10,000	755
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(4)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(4)	15,000	2
		43,714
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	35,000	36,361
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	10,464
		46,825
Security Description	Principal Amount(14)	Value (Note 2)
Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	$5,000	$5,606
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	10,000	10,092
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	35,000	36,272
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	10,000	10,580
		56,944
Food-Retail — 0.0%
Kroger Co. Senior Notes 1.50% due 09/30/2019	15,000	14,975
Kroger Co. Senior Notes 2.65% due 10/15/2026	20,000	19,851
Kroger Co. Senior Notes 3.88% due 10/15/2046	5,000	5,031
		39,857
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	35,000	35,750
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,900
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	20,000	21,200
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	10,000	10,056
		31,256
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	40,000	41,100
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./ KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	25,000	27,062
Hotels/Motels — 0.0%
Hilton Domestic Operating Co., Inc. Senior Notes 4.25% due 09/01/2024*	10,000	10,200

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	$2,000	$2,112
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	4,000	4,190
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	20,000	20,350
		26,652
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,844
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	9,925
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	35,000	55,078
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,694
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	25,000	26,125
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	40,000	41,371
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	15,000	16,998
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	15,000	17,625
		75,994
Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	85,000	85,043
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	15,000	15,811
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	5,000	5,053
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	26,547
		47,411
Security Description	Principal Amount(14)	Value (Note 2)
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	$20,000	$20,247
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	5,253
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	65,000	67,007
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	10,000	10,275
		102,782
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	15,317
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	5,000	5,179
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,196
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	26,321
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	26,963
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,599
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	35,233
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	35,000	37,583
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	60,399
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	15,000	17,988
		251,778
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	19,850
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	20,000	20,675
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,513

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	$10,000	$10,650
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	38,762
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	20,000	20,750
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	60,000	63,450
		179,650
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	25,000	25,236
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	10,000	10,450
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.55% due 11/14/2024	15,000	13,594
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	10,000	8,025
		21,619
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	70,000	88,536
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	35,000	45,884
Time Warner, Inc. Company Guar. Notes 7.63% due 04/15/2031	40,000	56,711
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	5,000	4,997
		196,128
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	65,000	65,057
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	40,000	40,927
		105,984
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	20,000	21,470
Security Description	Principal Amount(14)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	$40,000	$45,202
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	45,000	54,754
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	11,064
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,094
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	15,000	15,469
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	60,000	67,630
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	14,962
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	75,000	74,464
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	12,388
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	20,000	21,844
Hess Corp. Senior Notes 4.30% due 04/01/2027	30,000	30,234
Hess Corp. Senior Notes 5.60% due 02/15/2041	20,000	19,935
Hess Corp. Senior Notes 5.80% due 04/01/2047	30,000	30,695
Hess Corp. Senior Notes 6.00% due 01/15/2040	20,000	20,437
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	60,000	72,128
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	15,000	14,702
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	30,000	27,785
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	5,000	4,748
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	5,000	5,321

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	$65,000	$70,493
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,713
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,981
		655,513
Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	5,000	5,150
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	45,000	44,700
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	15,000	14,806
		64,656
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	4,005
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	25,000	25,469
		29,474
Pipelines — 0.8%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,560
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	25,000	23,875
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	70,000	76,825
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	85,000	83,653
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	80,000	80,806
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	15,000	15,718
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	10,000	10,789
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	11,348
Security Description	Principal Amount(14)	Value (Note 2)
Pipelines (continued)
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	$50,000	$47,612
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	10,000	11,393
MPLX LP Company Guar. Notes 4.50% due 07/15/2023	6,000	6,117
MPLX LP Company Guar. Notes 4.88% due 12/01/2024	10,000	10,343
MPLX LP Company Guar. Notes 4.88% due 06/01/2025	10,000	10,333
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	35,000	33,171
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	45,000	45,615
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	25,000	25,969
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	15,000	15,975
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	25,000	26,687
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	35,000	34,890
Williams Partners LP Senior Notes 3.60% due 03/15/2022	110,000	111,911
Williams Partners LP Senior Notes 4.00% due 11/15/2021	20,000	20,699
Williams Partners LP Senior Notes 5.25% due 03/15/2020	20,000	21,652
		730,941
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	75,000	77,928
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	10,000	9,400
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	5,000	5,233

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	$20,000	$20,868
HCP, Inc. Senior Notes 6.00% due 01/30/2017	65,000	65,929
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	10,000	10,535
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	36,000	39,969
		229,862
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	75,000	79,295
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	40,000	40,771
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	34,096
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	15,000	15,375
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,400
		110,642
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	15,000	15,051
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	25,000	25,078
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	35,000	34,203
Lowe's Cos., Inc. Senior Notes 2.50% due 04/15/2026	55,000	55,201
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	45,000	46,493
		135,897
Security Description	Principal Amount(14)	Value (Note 2)
Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	$20,000	$20,203
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	75,000	77,704
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	18,000	19,595
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	55,000	67,300
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	8,474	9,853
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	11,453	13,542
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	15,000	15,351
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	15,000	15,472
		239,020
Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	10,000	10,575
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	35,000	35,925
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,387
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	10,000	10,475
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	15,000	14,925
		35,787
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,600
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	50,000	50,248
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	25,000	25,146

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	$40,000	$42,164
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	25,000	26,777
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	26,267
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	110,000	115,110
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	10,600
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	74,000	77,101
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	10,582
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	100,000	105,193
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	35,000	39,202
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	9,000	9,938
		538,328
Television — 0.1%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	15,000	15,909
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	70,000	71,838
		87,747
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	15,000	15,166
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	15,562
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	38,000	39,979
		70,707
Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	15,000	15,282
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	30,000	30,768
		46,050
Security Description	Principal Amount(14)	Value (Note 2)
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.25% due 04/01/2026	$15,000	$15,820
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	20,000	22,216
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	35,000	35,690
		73,726
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,073
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	105,000	117,169
		122,242
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,612
Total U.S. Corporate Bonds & Notes (cost $11,359,608)		11,901,291
FOREIGN CORPORATE BONDS & NOTES — 2.2%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	10,000	11,120
Banks-Commercial — 0.5%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	50,000	53,273
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	104,566
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	210,370
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	47,000	51,374
		419,583
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	30,000	31,875
Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	200,000	206,559
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	25,000	26,491
		233,050

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals — 0.0%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	$10,000	$11,450
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	40,000	43,288
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	10,000	9,963
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	10,000	9,958
		19,921
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,388
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,285
		8,673
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000	40,051
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	75,000	74,830
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	60,000	59,774
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	10,000	10,046
		184,701
Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	135,000	136,392
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	95,000	98,089
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	25,551
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	25,000	25,469
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	25,000	26,110
		311,611
Security Description	Principal Amount(14)	Value (Note 2)
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	$15,000	$16,138
Oil Companies-Exploration & Production — 0.0%
Encana Corp. Senior Notes 3.90% due 11/15/2021	20,000	20,040
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	4,747
		24,787
Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	15,000	15,087
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	25,000	25,677
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	40,000	40,668
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	75,000	71,316
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	10,000	9,894
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	45,000	40,408
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019	20,000	21,468
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*	25,000	26,363
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	60,000	52,014
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	30,000	32,703
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	40,000	42,139
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	35,000	37,779
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	5,000	5,434
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	35,000	36,087
		457,037

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	$25,000	$25,312
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	20,000	20,450
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	40,000	43,600
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	115,000	119,083
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000	32,686
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	25,000	27,125
Total Foreign Corporate Bonds & Notes (cost $1,993,742)		2,041,490
MUNICIPAL BONDS & NOTES — 0.6%
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	5,000	6,663
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	70,000	91,961
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(4)	175,000	66,500
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(4)	85,000	32,300
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(4)	25,000	9,500
State of California General Obligation Bonds 7.35% due 11/01/2039	10,000	15,295
Security Description	Principal Amount(14)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of California General Obligation Bonds 7.55% due 04/01/2039	$60,000	$96,085
State of California General Obligation Bonds 7.63% due 03/01/2040	65,000	102,878
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,820
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	57,681
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	75,000	87,745
Total Municipal Bonds & Notes (cost $549,712)		571,428
U.S. GOVERNMENT AGENCIES — 17.3%
Federal Home Loan Mtg. Corp. — 3.0%
2.49% due 02/01/2037 FRS	3,486	3,626
2.50% due 01/01/2028	6,750	7,010
2.50% due 04/01/2028	22,728	23,608
3.00% due 08/01/2027	9,698	10,191
3.00% due 10/01/2042	17,099	18,004
3.00% due 11/01/2042	13,905	14,486
3.00% due 02/01/2043	36,532	38,042
3.00% due 08/01/2043	166,884	174,381
3.00% due October TBA	300,000	311,742
3.50% due 03/01/2042	8,536	9,036
3.50% due 08/01/2042	48,053	50,859
3.50% due 09/01/2043	34,393	36,651
3.50% due October TBA	700,000	738,123
4.00% due 03/01/2023	5,989	6,173
4.00% due 10/01/2043	42,058	45,144
4.00% due October TBA	500,000	535,723
4.50% due 01/01/2039	1,431	1,566
5.00% due 05/01/2020	70,547	72,557
5.00% due 05/01/2034	23,109	25,757
5.50% due 07/01/2034	6,174	7,023
5.50% due 05/01/2037	3,114	3,525
6.00% due 08/01/2026	20,355	23,219
6.50% due 05/01/2029	1,515	1,783
7.50% due 08/01/2023	61	62
7.50% due 08/01/2025	1,289	1,294
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2013-K502, Class B
2.72% due 03/25/2045*(7)	100,000	100,189
Series 2014-K503, Class B 3.08% due 10/25/2047*(7)	70,000	70,913
Series 2012-K706, Class B 4.17% due 11/25/2044*(7)	60,000	62,373
Series 2010-K8, Class B 5.42% due 09/25/2043*(7)	80,000	87,672

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(14)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(4)(5)	$5,114	$5,196
Series 1577, Class PK 6.50% due 09/15/2023(5)	4,042	4,406
Series 1226, Class Z 7.75% due 03/15/2022(5)	424	449
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series DNA3, Class M2 3.38% due 04/25/2028(5)	280,000	288,642
		2,779,425
Federal National Mtg. Assoc. — 11.6%
Federal National Mtg. Assoc. 2.50% due 02/01/2043	81,928	83,033
2.50% due 03/01/2043	162,208	164,397
2.50% due October TBA	100,000	103,575
2.62% due 05/01/2037 FRS	5,247	5,483
2.64% due 03/01/2027	29,186	30,387
2.64% due 10/01/2040 FRS	5,197	5,483
2.78% due 03/01/2027	63,000	66,372
2.97% due 06/01/2027	110,000	117,422
2.97% due 06/01/2030	124,000	130,722
3.00% due 12/01/2027	12,572	13,214
3.00% due 01/01/2028	14,590	15,323
3.00% due October TBA	2,100,000	2,188,477
3.50% due 08/01/2026	22,063	23,277
3.50% due 09/01/2026	12,675	13,410
3.50% due 10/01/2028	76,521	80,904
3.50% due October TBA	5,200,000	5,486,812
4.00% due 11/01/2040	19,086	20,551
4.00% due 12/01/2040	47,583	51,261
4.00% due 11/01/2041	6,188	6,669
4.00% due 01/01/2042	16,248	17,510
4.00% due 11/01/2043	25,965	27,894
4.00% due 12/01/2043	14,850	16,332
4.00% due October TBA	600,000	644,391
4.50% due 01/01/2039	4,125	4,518
4.50% due 06/01/2039	42,844	46,932
4.50% due 09/01/2039	10,572	11,601
4.50% due 05/01/2041	11,279	12,398
4.50% due October TBA	600,000	657,079
5.00% due 03/01/2018	1,027	1,055
5.00% due 06/01/2019	877	905
5.00% due 03/01/2020	3,623	3,814
5.00% due 05/01/2035	2,979	3,306
5.00% due 07/01/2040	62,545	69,481
5.00% due October TBA 5.00% due 10/13/2046	300,000	333,217
5.50% due 05/01/2020	19,989	20,836
5.50% due 06/01/2020	15,822	16,412
5.50% due 12/01/2029	2,962	3,334
5.50% due 06/01/2035	189,714	216,240
5.50% due 06/01/2036	85,314	96,974
5.50% due 08/01/2037	15,779	17,861
5.50% due 06/01/2038	13,145	14,931
Security Description	Principal Amount(14)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.00% due 06/01/2017	$400	$404
6.00% due 06/01/2021	45,411	47,879
6.00% due 12/01/2033	10,424	12,123
6.00% due 05/01/2034	8,690	10,056
6.00% due 08/01/2034	1,855	2,143
6.00% due 11/01/2038	2,604	2,986
7.00% due 06/01/2037	19,842	22,229
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	9,382	9,484
		10,951,097
Government National Mtg. Assoc. — 2.7%
3.00% due October TBA	1,000,000	1,047,578
3.50% due October TBA	400,000	424,844
4.00% due 07/15/2041	43,495	46,813
4.00% due 08/15/2041	13,228	14,266
4.00% due 10/15/2041	29,872	32,109
4.00% due October TBA	600,000	644,894
4.50% due 06/15/2041	209,284	231,478
6.00% due 11/15/2028	25,170	28,879
7.00% due 07/15/2033	11,274	13,491
8.50% due 11/15/2017	36	36
9.00% due 11/15/2021	140	155
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(5)	971	1,132
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	6,541	7,577
		2,493,252
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	10,000	10,169
Total U.S. Government Agencies (cost $16,055,517)		16,233,943
U.S. GOVERNMENT TREASURIES — 4.9%
United States Treasury Bonds — 0.7%
1.50% due 08/15/2026	424,000	419,876
2.50% due 02/15/2045	5,000	5,167
3.00% due 05/15/2045(10)	58,000	66,129
4.38% due 11/15/2039(11)	99,200	138,322
		629,494
United States Treasury Notes — 4.2%
0.13% due 07/15/2024 TIPS(10)(12)	988,202	1,002,628
0.25% due 01/15/2025 TIPS(12)	930,720	947,968
1.13% due 08/31/2021	763,000	762,225
1.13% due 09/30/2021	801,000	799,936
1.63% due 05/15/2026	468,000	468,622
		3,981,379
Total U.S. Government Treasuries (cost $4,476,428)		4,610,873

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares/ Principal Amount(14)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Central Bank — 0.1%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	3,405,000	$98,152
Sovereign — 0.8%
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(12)	BRL	693,068	217,628
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(12)	BRL	278,989	86,600
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(12)	UYU	1,200,386	34,270
Republic of Argentina Senior Notes 2.26% due 12/31/2038(9)	EUR	60,000	44,215
Republic of Colombia 4.25% due 05/17/2017(12)	COP	170,078,790	59,246
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	839,000,000	67,822
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	872,000,000	72,260
Republic of Turkey Bonds 10.60% due 02/11/2026	TRY	210,000	74,602
United Mexican States Senior Bonds 4.75% due 03/08/2044		10,000	10,363
United Mexican States Senior Notes 5.75% due 10/12/2110		56,000	59,220
			726,226
Total Foreign Government Obligations (cost $763,906)			824,378
OPTIONS — PURCHASED†(4)(13) — 0.0%
Put Options – Purchased		458,000	863
Put Options – Purchased	CNH	1,266,000	2,481
Total Options — Purchased (cost $7,211)			3,344
Total Long-Term Investment Securities (cost $95,489,825)			104,264,626
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Foreign Government Obligations — 0.7%
Government of Japan zero coupon due 01/11/2017	JPY	40,000,000	394,730
Government of Romania 0.49% due 06/26/2017	RON	625,000	157,274
Government of Romania 0.51% due 08/28/2017	RON	305,000	76,633
			628,637
Security Description	Principal Amount(14)	Value (Note 2)
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 10/03/16	$586,000	$586,000
Total Short-Term Investment Securities (cost $1,197,799)		1,214,637
REPURCHASE AGREEMENTS — 1.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 09/30/2016, to be repurchased 10/03/2016 in the amount of $188,000 and collateralized by $190,000 of United States Treasury Notes, bearing interest at 1.50%, due 11/30/2019 and having an approximate value of $194,513	188,000	188,000
Bank of America Securities LLC Joint Repurchase Agreement (15)	270,000	270,000
Barclays Capital, Inc. Joint Repurchase Agreement (15)	135,000	135,000
BNP Paribas SA Joint Repurchase Agreement (15)	270,000	270,000
Deutsche Bank AG Joint Repurchase Agreement (15)	520,000	520,000
RBS Securities, Inc. Joint Repurchase Agreement (15)	65,000	65,000
Total Repurchase Agreements (cost $1,448,000)		1,448,000
TOTAL INVESTMENTS (cost $98,135,624)(16)	113.7%	106,927,263
Liabilities in excess of other assets	(13.7)	(12,889,767)
NET ASSETS	100.0%	$94,037,496

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2016, the aggregate value of these securities was $10,157,225 representing 10.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2016, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$4,840	$1,209.97	0.01%

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Illiquid security. At September 30, 2016, the aggregate value of these securities was $661,235 representing 0.7% of net assets.

(5)  Collateralized Mortgage Obligation

(6)  Collateralized Loan Obligation

(7)  Commercial Mortgage Backed Security

(8)  Interest Only

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2016.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)  Principal amount of security is adjusted for inflation.

(13)  Options Purchased

Over the Counter Put Options — Purchased

Issue	Expiration Month	Strike Price		Number of Contracts	Premiums Paid	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	$47.81		229,000	$2,040	$363	$(1,677)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	47.79		115,000	846	173	(673)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	47.91		114,000	952	327	(625)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	14.95	CNH	422,000	1,142	730	(412)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	14.93	CNH	422,000	1,166	700	(466)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	15.14	CNH	422,000	1,065	1,051	(14)
					$7,211	$3,344	$(3,867)

(14)  Denominated in United States dollars unless otherwise indicated.

(15)  See Note 2 for details of Joint Repurchase Agreements

(16)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

CNH — Yuan Renminbi Offshore

COP — Colombian Peso

CVR — Contingent Value Rights

DAC — Designated Activity Company

EUR — Euro Currency

GBP — Pound Sterling

IDR — Indonesian Rupiah

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Lue

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

THB — Thailand Baht

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
6	Long	90 Day Eurodollar	December 2017	$1,483,529	$1,484,025	$496
6	Short	90 Day Eurodollar	September 2018	1,482,104	1,482,750	(646)
3	Long	Russell 2000 Mini Index	December 2016	374,476	374,490	14
62	Short	U.S. Treasury 10 Year Notes	December 2016	8,137,984	8,129,750	8,234
4	Short	U.S. Treasury 2 Year Notes	December 2016	874,250	873,875	375
54	Long	U.S. Treasury 5 Year Notes	December 2016	6,560,578	6,561,844	1,266
9	Long	U.S. Treasury Ultra Bonds	December 2016	1,681,661	1,654,875	(26,786)
						$(17,047)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	35,000	USD	39,368	12/21/2016	$—	$(91)
	EUR	120,000	USD	129,009	03/15/2017	—	(6,812)
	TRY	115,000	USD	37,414	12/21/2016	—	(313)
	USD	96,131	EUR	85,000	03/15/2017	76	—
						76	(7,216)
BNP Paribas SA	RON	115,000	USD	29,318	08/28/2017	60	—
Citibank N.A.	IDR	624,500,000	USD	48,187	10/21/2016	301	—
	JPY	40,000,000	USD	386,380	01/11/2017	—	(9,910)
	RON	625,000	USD	156,037	06/26/2017	—	(2,824)
	USD	47,745	IDR	624,500,000	10/21/2016	141	—
						442	(12,734)
Commonwealth Bank of Australia Sydney	USD	40,047	EUR	35,000	03/15/2017	—	(432)
Credit Suisse AG	USD	47,719	RUB	3,055,000	10/21/2016	750	—
Goldman Sachs International	BRL	290,000	USD	87,087	12/02/2016	—	(602)
	USD	46,972	COP	137,650,000	10/21/2016	612	—
	USD	95,573	ZAR	1,300,000	10/21/2016	—	(1,144)
	USD	56,841	ZAR	810,000	12/21/2016	1,301	—
	ZAR	810,000	USD	56,024	12/21/2016	—	(2,117)
						1,913	(3,863)
JPMorgan Chase Bank	RON	190,000	USD	48,494	08/28/2017	155	—
	RUB	6,110,000	USD	96,380	10/21/2016	—	(559)
	USD	47,660	RUB	3,055,000	10/21/2016	809	—
						964	(559)
Morgan Stanley and Co. Inc.	BRL	695,000	USD	209,356	12/02/2016	—	(795)
Standard Chartered Bank	COP	275,300,000	USD	95,021	10/21/2016	—	(146)
	IDR	1,881,611,000	USD	140,913	12/21/2016	—	(2,264)
	THB	3,418,000	USD	97,839	12/21/2016	—	(702)
						—	(3,112)
State Street Bank and Trust Co.	COP	174,000,000	USD	57,953	12/21/2016	—	(1,599)
	USD	47,572	COP	137,650,000	10/21/2016	11	—
						11	(1,599)
UBS AG	EUR	286,000	USD	321,370	10/31/2016	—	(312)
	GBP	100,000	USD	129,562	10/31/2016	—	(125)
						—	(437)
Net Unrealized Appreciation (Depreciation)						$4,216	$(30,747)

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Forward Foreign Currency Contracts (continued)

BRL — Brazilian Real
COP — Colombian Peso
EUR — Euro Currency
GBP — Pound Sterling
IDR — Indonesian Rupiah
JPY — Japanese Yen
RON — Romanian Leu
RUB — Russian Ruble
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	419	09/29/2026	1 Year USD-Federal Funds — H.15-OIS-COMPOUND	1.00%	$589	$15

Over the Counter Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
INR	5,110	09/12/2021	6.26%	6 Month INR-MIBOR- OIS-COMPOUND	$—	$145

INR — Indian Rupee

OIS — Overnight Index Swap

MIBOR — Mumbai Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$2,656,448	$—	$0	$2,656,448
Television	98,192	—	4,840	103,032
Other Industries	51,775,892	—	—	51,775,892
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	1,158,788	—	1,158,788
Asset Backed Securities	—	12,383,718	—	12,383,718
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	43,711	3	43,714
Other Industries	—	11,857,577	—	11,857,577
Foreign Corporate Bonds & Notes	—	2,041,490	—	2,041,490
Municipal Bonds & Notes	—	571,428	—	571,428
U.S. Government Agencies	—	16,233,943	—	16,233,943
U.S. Government Treasuries	—	4,610,873	—	4,610,873
Foreign Government Obligations	—	824,378	—	824,378
Options — Purchased	—	3,344	—	3,344
Short-Term Investment Securities	—	1,214,637	—	1,214,637
Repurchase Agreements	—	1,448,000	—	1,448,000
Total Investments at Value	$54,530,532	$52,391,887	$4,844	$106,927,263

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:†
Futures Contracts	$10,385	$—	$—	$10,385
Forward Foreign Currency Contracts	—	4,216	—	4,216
Centrally Cleared Interest Rate Swap Contracts	—	15	—	15
Over the Counter Interest Rate Swap Contracts	—	145	—	145
Total Other Financial Instruments	$10,385	$4,376	$—	$14,761
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$27,432	$—	$—	$27,432
Forward Foreign Currency Contracts	—	30,747	—	30,747
Total Other Financial Instruments	$27,432	$30,747	$—	$58,179

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2016 — (unaudited)

Industry Allocation*
Diversified Financial Services	22.3%
Federal National Mtg. Assoc.	19.1
Diversified Banking Institutions	5.2
Federal Home Loan Mtg. Corp.	5.1
United States Treasury Notes	4.8
Government National Mtg. Assoc.	4.5
Repurchase Agreements	4.2
Medical-Drugs	2.9
Cable/Satellite TV	2.5
Sovereign	2.4
Medical-Biomedical/Gene	1.9
Applications Software	1.8
Web Portals/ISP	1.7
Oil Companies-Exploration & Production	1.5
Banks-Commercial	1.5
Computers	1.4
Brewery	1.4
Pipelines	1.3
United States Treasury Bonds	1.3
Finance-Credit Card	1.3
Real Estate Investment Trusts	1.2
E-Commerce/Products	1.1
Municipal Bonds & Notes	1.1
Telephone-Integrated	1.0
Commercial Services	1.0
Internet Content-Entertainment	0.9
Medical-HMO	0.9
Oil Companies-Integrated	0.8
Retail-Building Products	0.7
Tobacco	0.7
Auto-Cars/Light Trucks	0.7
Banks-Super Regional	0.7
Medical-Hospitals	0.7
Electric-Integrated	0.7
Aerospace/Defense	0.7
Enterprise Software/Service	0.6
Instruments-Controls	0.6
Medical-Generic Drugs	0.6
Cellular Telecom	0.6
Retail-Discount	0.5
Retail-Restaurants	0.5
Cosmetics & Toiletries	0.5
Electronic Connectors	0.5
Finance-Consumer Loans	0.5
Beverages-Non-alcoholic	0.5
E-Commerce/Services	0.5
Transport-Rail	0.5
Medical Instruments	0.4
Retail-Drug Store	0.4
Electronic Forms	0.4
Industrial Gases	0.4
Food-Retail	0.4
Computer Services	0.4
Multimedia	0.4
Containers-Metal/Glass	0.3
Electronic Components-Semiconductors	0.3
Entertainment Software	0.3
Athletic Footwear	0.3
Commercial Services-Finance	0.3
Airlines	0.3
Food-Confectionery	0.3%
Food-Wholesale/Distribution	0.3
Building Products-Cement	0.3
Medical Information Systems	0.3
Apparel Manufacturers	0.3
Diversified Manufacturing Operations	0.3
Finance-Other Services	0.3
Containers-Paper/Plastic	0.3
Building-Heavy Construction	0.3
Insurance-Property/Casualty	0.3
Electronic Design Automation	0.3
Finance-Investment Banker/Broker	0.3
Chemicals-Diversified	0.2
Auto/Truck Parts & Equipment-Original	0.2
Recreational Vehicles	0.2
Consulting Services	0.2
Trucking/Leasing	0.2
Hotels/Motels	0.2
Metal Processors & Fabrication	0.2
Telecommunication Equipment	0.2
Cruise Lines	0.2
Retail-Apparel/Shoe	0.2
Retail-Auto Parts	0.2
Networking Products	0.2
Building Societies	0.2
Machinery-General Industrial	0.2
Rental Auto/Equipment	0.2
Central Bank	0.2
Pharmacy Services	0.2
Television	0.2
Machinery-Pumps	0.2
Building-Residential/Commercial	0.2
Medical Products	0.2
Retail-Gardening Products	0.2
Electronic Security Devices	0.2
Real Estate Operations & Development	0.2
Steel-Producers	0.2
Electronic Measurement Instruments	0.1
Real Estate Management/Services	0.1
Computer Software	0.1
Toys	0.1
Transport-Services	0.1
Retail-Catalog Shopping	0.1
Oil Refining & Marketing	0.1
Electronic Components-Misc.	0.1
Broadcast Services/Program	0.1
Building & Construction Products-Misc.	0.1
Finance-Commercial	0.1
Paper & Related Products	0.1
Semiconductor Equipment	0.1
Insurance-Mutual	0.1
Building Products-Wood	0.1
Electric-Generation	0.1
Food-Misc./Diversified	0.1
Investment Management/Advisor Services	0.1
Diagnostic Equipment	0.1
Hazardous Waste Disposal	0.1
Independent Power Producers	0.1
Casino Hotels	0.1
Funeral Services & Related Items	0.1

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Oil-Field Services	0.1%
Gas-Distribution	0.1
Data Processing/Management	0.1
Batteries/Battery Systems	0.1
123.3%
Credit Quality†#
Aaa	53.4%
Aa	2.6
A	8.8
Baa	13.6
Ba	8.7
B	1.1
Caa	1.5
Ca	0.8
Not Rated@	9.5
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 31.9%
Aerospace/Defense — 0.6%
Northrop Grumman Corp.	1,027	$219,727
Teledyne Technologies, Inc.†	1,516	163,622
		383,349
Airlines — 0.3%
United Continental Holdings, Inc.†	4,127	216,544
Apparel Manufacturers — 0.2%
Carter's, Inc.	1,516	131,452
Applications Software — 1.5%
Microsoft Corp.	14,113	812,909
salesforce.com, Inc.†	2,769	197,513
		1,010,422
Athletic Footwear — 0.3%
NIKE, Inc., Class B	4,126	217,234
Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Automotive PLC	2,314	165,034
Banks-Commercial — 0.1%
PacWest Bancorp	888	38,104
Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	7,739	327,514
Building Products-Cement — 0.3%
Vulcan Materials Co.	1,783	202,781
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	7,850	520,769
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	5,241	244,860
Chemicals-Diversified — 0.2%
PPG Industries, Inc.	1,611	166,513
Commercial Services — 1.0%
Aramark	5,713	217,266
CoStar Group, Inc.†	559	121,040
Nielsen Holdings PLC	3,684	197,352
ServiceMaster Global Holdings, Inc.†	3,384	113,973
		649,631
Commercial Services-Finance — 0.3%
Equifax, Inc.	592	79,671
S&P Global, Inc.	843	106,690
		186,361
Computer Services — 0.4%
Amdocs, Ltd.	2,595	150,121
Cognizant Technology Solutions Corp., Class A†	2,198	104,866
		254,987
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	3,190	102,559
Computers — 1.2%
Apple, Inc.	7,079	800,281
Consulting Services — 0.2%
Verisk Analytics, Inc.†	1,820	147,930
Security Description	Shares	Value (Note 2)
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	3,896	$222,423
Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	3,297	151,069
Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	1,703	126,260
Estee Lauder Cos., Inc., Class A	2,518	222,994
		349,254
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	3,434	129,462
Diversified Manufacturing Operations — 0.3%
A.O. Smith Corp.	1,238	122,302
Dover Corp.	1,021	75,186
		197,488
E-Commerce/Products — 1.1%
Amazon.com, Inc.†	928	777,024
E-Commerce/Services — 0.5%
Priceline Group, Inc.†	213	313,427
Electronic Components-Misc. — 0.1%
Flex, Ltd.†	5,529	75,305
Electronic Components-Semiconductors — 0.3%
Texas Instruments, Inc.	2,965	208,084
Electronic Connectors — 0.5%
Amphenol Corp., Class A	5,305	344,401
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	6,829	174,344
Electronic Forms — 0.4%
Adobe Systems, Inc.†	2,660	288,716
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	3,443	97,781
Electronic Security Devices — 0.2%
Allegion PLC	1,560	107,500
Enterprise Software/Service — 0.5%
Tyler Technologies, Inc.†	1,134	194,175
Ultimate Software Group, Inc.†	747	152,679
		346,854
Entertainment Software — 0.3%
Activision Blizzard, Inc.	4,972	220,260
Finance-Consumer Loans — 0.2%
Synchrony Financial	3,974	111,272
Finance-Credit Card — 1.1%
MasterCard, Inc., Class A	3,181	323,731
Visa, Inc., Class A	5,149	425,822
		749,553
Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	3,614	105,240
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	501	134,949
Food-Confectionery — 0.3%
Hershey Co.	2,232	213,379

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Retail — 0.3%
Kroger Co.	7,163	$212,598
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	3,431	168,153
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	5,723	131,228
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	1,817	273,168
Instruments-Controls — 0.6%
Honeywell International, Inc.	2,227	259,646
Sensata Technologies Holding NV†	4,448	172,493
		432,139
Insurance-Property/Casualty — 0.1%
Progressive Corp.	2,105	66,308
Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	4,909	629,677
Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	170	61,618
Machinery-General Industrial — 0.2%
Roper Technologies, Inc.	672	122,620
Machinery-Pumps — 0.2%
Flowserve Corp.	2,372	114,425
Medical Information Systems — 0.3%
athenahealth, Inc.†	1,603	202,170
Medical Instruments — 0.3%
Boston Scientific Corp.†	9,292	221,150
Medical-Biomedical/Gene — 1.8%
Alder Biopharmaceuticals, Inc.†	3,563	116,759
Amgen, Inc.	2,454	409,352
Biogen, Inc.†	685	214,426
Celgene Corp.†	2,626	274,496
Regeneron Pharmaceuticals, Inc.†	448	180,105
		1,195,138
Medical-Drugs — 2.4%
Allergan PLC†	1,469	338,325
Bristol-Myers Squibb Co.	5,638	304,001
Eli Lilly & Co.	4,564	366,307
Ironwood Pharmaceuticals, Inc.†	10,695	169,836
Mallinckrodt PLC†	3,069	214,155
Pfizer, Inc.	7,339	248,572
		1,641,196
Medical-HMO — 0.4%
Aetna, Inc.	2,146	247,756
Medical-Hospitals — 0.4%
Universal Health Services, Inc., Class B	2,142	263,937
Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	6,353	136,018
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp.	1,822	$115,442
Oil-Field Services — 0.1%
Halliburton Co.	867	38,911
Pharmacy Services — 0.2%
Diplomat Pharmacy, Inc.†	4,198	117,586
Real Estate Investment Trusts — 0.8%
American Tower Corp.	3,491	395,635
Simon Property Group, Inc.	612	126,690
		522,325
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	907	103,208
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	1,980	153,331
Retail-Apparel/Shoe — 0.2%
L Brands, Inc.	1,822	128,943
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	145	111,409
Retail-Building Products — 0.5%
Lowe's Cos., Inc.	4,728	341,409
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	4,001	80,060
Retail-Discount — 0.5%
Costco Wholesale Corp.	1,278	194,908
Dollar Tree, Inc.†	2,295	181,144
		376,052
Retail-Gardening Products — 0.2%
Tractor Supply Co.	1,604	108,029
Retail-Restaurants — 0.5%
Dunkin' Brands Group, Inc.	2,895	150,771
Starbucks Corp.	3,491	189,003
		339,774
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	3,721	112,039
Television — 0.0%
ION Media Networks, Inc.†(1)(2)(11)	10	12,100
Tobacco — 0.4%
Altria Group, Inc.	4,466	282,385
Toys — 0.1%
Mattel, Inc.	3,023	91,536
Transport-Rail — 0.3%
CSX Corp.	6,276	191,418
Web Portals/ISP — 1.7%
Alphabet, Inc., Class C†	1,531	1,190,031
Total Common Stocks (cost $19,128,300)		21,619,397

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)		Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.9%
Banks-Commercial — 0.3%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(2)(3)	EUR	200,000	$208,960
Building Societies — 0.2%
Nationwide Building Society FRS 6.88% due 06/20/2019(3)	GBP	100,000	123,491
Diversified Banking Institutions — 1.2%
Credit Agricole SA FRS 8.13% due 12/23/2025*(3)		200,000	212,000
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(3)		200,000	189,250
Societe Generale SA FRS 8.25% due 11/29/2018(3)		200,000	202,742
UBS Group AG FRS 5.75% due 02/19/2022(3)	EUR	200,000	231,205
			835,197
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)(2)		16,000	1
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030		80,000	120,800
Total Preferred Securities/Capital Securities (cost $1,383,157)			1,288,449
ASSET BACKED SECURITIES — 22.3%
Diversified Financial Services — 22.3%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.70% due 01/25/2037(4)		69,593	63,419
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020		15,000	15,143
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.16% due 07/27/2026*(5)		250,000	250,131
Apidos CLO XVII FRS Series 2014-17A, Class A1A 2.18% due 04/17/2026*(5)		250,000	250,542
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.55% due 04/20/2023*(5)		158,724	157,791
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.10% due 10/25/2034(2)		22,189	21,002
Atrium XI FRS Series 11-A, Class B 2.86% due 10/23/2025*(5)		250,000	249,323
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.94% due 02/10/2051(6)		98,851	100,849
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	$210,000	$223,320
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.88% due 02/25/2036(4)	156,823	141,564
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	71,985	73,961
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.91% due 06/11/2040(6)	35,636	36,189
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	15,208	14,910
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.80% due 07/15/2025*(5)	250,000	248,724
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.20% due 04/27/2027*(5)	250,000	250,204
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 3.13% due 10/15/2026*(5)	250,000	249,317
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.17% due 04/17/2026*(5)	250,000	249,718
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.19% due 01/25/2026*(5)	250,000	249,537
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.31% due 05/24/2026*(5)	250,000	249,734
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	122,000	133,685
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.33% due 12/10/2049(6)	32,911	33,938
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(4)	90,642	87,149
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	62,530	62,797
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	111,444	114,245

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	$65,000	$71,961
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	125,105	131,974
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000	149,276
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,000	167,233
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	150,000	165,286
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	195,000	218,769
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	76,056	76,168
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.30% due 12/10/2049(6)	78,864	81,143
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	61,071	54,594
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(4)	3,480	3,132
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	190	190
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.03% due 06/15/2057(6)(7)	1,252,094	67,161
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(2)	48,057	49,421
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	83,239	83,350
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 2.16% due 07/15/2026*(5)	250,000	250,445
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 2.03% due 04/18/2026*(5)	250,000	249,812
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.74% due 05/25/2035(4)	149,076	134,343
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	$16,041	$16,047
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	3,139	3,140
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	191,366
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	12,008
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	45,000	45,017
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	23,000	23,062
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.26% due 01/24/2027*(5)	250,000	250,619
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	129,662
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	36,752
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	108,031
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	146,000	160,742
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	154,972
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.63% due 03/25/2037(2)	256,450	138,610
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.89% due 04/25/2036(4)	11,538	9,622
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.95% due 01/25/2036(4)	60,703	56,375
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.99% due 03/25/2047(4)	39,695	32,765
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 3.04% due 04/25/2035(4)	60,923	58,213
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	166,760

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	$175,000	$174,969
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.07% due 05/25/2035(4)	94,531	84,935
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	116,929	125,884
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	68,000	76,043
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	56,155	56,164
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(6)	78,862	79,986
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	89,756	92,057
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(6)	127,000	133,698
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	70,933
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	32,035	32,300
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	82,545	83,554
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.29% due 04/15/2041(6)	113,655	118,591
LSTAR Securities Investment Trust FRS Series 2015-4, Class A1 2.52% due 04/01/2020*(4)	149,766	147,894
LSTAR Securities Investment Trust FRS Series 2015-2, Class A 2.52% due 01/01/2020*(4)	81,992	81,286
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.52% due 10/01/2020*(4)	160,010	157,584
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.99% due 10/23/2025*(5)	$250,000	$249,693
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.65% due 02/25/2035(4)	27,949	27,939
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.85% due 12/25/2034(4)	43,579	43,463
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	81,276	81,670
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	48,064	49,534
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(6)	90,464	91,976
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.30% due 12/15/2047(6)(7)	355,894	21,075
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(6)	105,000	111,229
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	105,000	106,143
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	55,206	56,767
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.48% due 01/11/2043(6)	48,568	50,836
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	51,167	44,435
MortgageIT Trust FRS Series 2005-4, Class A1 0.81% due 10/25/2035(4)	220,952	201,819
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/25/2035*(4)	136,800	142,105
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.81% due 06/25/2036(4)	149,113	111,774
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)	31,746	31,887

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	$450,000	$451,228
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.37% due 02/15/2026*(5)	250,000	250,663
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.21% due 04/17/2027*(5)	215,000	215,317
OHA Loan Funding 2015-1, Ltd. FRS Series 2015-1A, Class A 2.32% due 02/15/2027*(5)	250,000	251,030
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	174,974
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.63% due 02/25/2037(2)	42,908	25,268
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.23% due 04/17/2026*(5)	250,000	250,564
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.21% due 04/30/2027*(5)	250,000	249,695
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.19% due 04/15/2027*(5)	250,000	249,811
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(2)(8)	238,756	127,388
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.25% due 08/25/2035(4)	137,631	102,050
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	5,680	5,633
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.66% due 05/25/2037(2)	110,007	85,292
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.87% due 02/20/2047(4)	114,581	97,812
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(2)	100,000	100,197
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.21% due 04/15/2027*(5)	250,000	250,493
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.78% due 11/25/2036(2)	200,000	140,312
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(2)	$57,691	$57,878
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	51,239	51,305
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 08/25/2055*(4)	124,508	124,451
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(4)	97,389	98,681
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.20% due 04/20/2027*(5)	250,000	250,500
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	84,534
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.16% due 04/18/2027*(5)	250,000	250,098
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.07% due 10/14/2026*(5)	250,000	249,294
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.19% due 11/25/2046(4)	140,507	124,976
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.34% due 09/15/2057(6)(7)	994,627	66,184
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	105,000	114,952
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(6)	10,000	8,193
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.86% due 01/25/2035(4)	140,192	139,940
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.88% due 03/25/2035(4)	99,994	100,826
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.93% due 11/25/2034(4)	5,408	5,406
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 3.03% due 10/25/2036(4)	61,882	58,517

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	$56,034	$56,052
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.99% due 02/15/2044*(6)(7)	563,925	15,727
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,280	160,850
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	61,333
Total Asset Backed Securities (cost $15,024,119)		15,120,860
U.S. CORPORATE BONDS & NOTES — 21.1%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	15,000	15,354
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	26,000	26,839
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	20,000	23,762
		65,955
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	15,000	15,338
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	50,000	52,281
		67,619
Applications Software — 0.3%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	70,000	69,714
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	25,021
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	45,548
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	35,460
		175,743
Auto-Cars/Light Trucks — 0.7%
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	35,000	46,294
Security Description	Principal Amount(13)	Value (Note 2)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	$22,000	$22,041
General Motors Co. Senior Notes 6.60% due 04/01/2036	70,000	84,223
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	12,537
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	100,000	100,722
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	75,000	77,265
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	118,110
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	30,000	32,948
		494,140
Banks-Commercial — 0.4%
Capital One NA Senior Notes 1.65% due 02/05/2018	250,000	250,293
Banks-Super Regional — 0.7%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	40,000	41,732
PNC Funding Corp. Sub. Notes 5.63% due 02/01/2017	75,000	76,079
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	95,000	95,481
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	30,282
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	60,000	61,083
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	10,000	11,010
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	70,000	81,267
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	80,000	95,568
		492,502
Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	34,956

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 1.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	$45,000	$45,434
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	15,000	15,257
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	255,000	269,155
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	140,000	150,360
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	80,000	91,982
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	220,000	261,752
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	25,000	25,494
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	50,046
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	25,000	26,048
		935,528
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	70,000	75,250
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	70,000	74,900
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	29,000	33,060
Building-Heavy Construction — 0.3%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	90,000	91,265
Security Description	Principal Amount(13)	Value (Note 2)
Building-Heavy Construction (continued)
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	$100,000	$100,335
		191,600
Building-Residential/Commercial — 0.2%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	70,000	72,975
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	31,875
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,575
		110,425
Cable/Satellite TV — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	50,000	52,250
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	25,000	26,130
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	50,000	53,953
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	85,000	93,760
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	160,000	193,491
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	25,000	24,791
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	95,000	98,438
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	50,000	48,605
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	60,000	66,641

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	$15,000	$17,649
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	40,278
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	70,000	72,136
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	9,725
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	66,000	71,280
Time Warner Cable, Inc. Senior Sec. Notes 4.50% due 09/15/2042	45,000	42,942
Time Warner Cable, Inc. Senior Sec. Notes 5.88% due 11/15/2040	45,000	49,972
Time Warner Cable, Inc. Senior Sec. Notes 6.75% due 07/01/2018	50,000	54,328
Time Warner Cable, Inc. Senior Sec. Notes 8.75% due 02/14/2019	120,000	138,391
		1,154,760
Casino Hotels — 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.38% due 03/15/2022	40,000	41,450
Cellular Telecom — 0.2%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	30,000	32,175
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	20,000	22,075
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	45,000	43,875
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	25,000	25,687
		123,812
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	30,000	30,675
Computers — 0.2%
Apple, Inc. Senior Notes 1.55% due 08/04/2021	50,000	49,914
Security Description	Principal Amount(13)	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 3.45% due 02/09/2045	$45,000	$42,996
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	10,228
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	25,000	25,712
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	20,000	20,902
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	15,000	17,960
		167,712
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	16,125
Containers-Paper/Plastic — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. V Company Guar. Notes 4.25% due 09/30/2026*	5,000	5,006
Graphic Packaging International, Inc. Company Guar. Notes 4.13% due 08/15/2024	5,000	5,038
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	30,000	30,975
		41,019
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	36,050
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,587
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	10,000	10,675
		21,262
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,924

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment (continued)
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	$45,000	$46,086
		56,010
Diversified Banking Institutions — 3.7%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	45,000	45,249
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	50,000	50,796
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	130,000	138,771
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	35,000	41,203
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	115,000	124,069
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	80,000	83,903
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	235,000	245,921
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	45,000	50,789
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	15,000	17,107
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	44,896
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,553
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	35,000	35,572
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	70,000	71,703
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	50,000	51,282
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	75,000	81,788
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	54,260
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	40,323
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	$55,000	$71,917
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	60,000	74,146
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	79,000	100,591
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	35,000	35,076
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	115,000	116,298
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	30,000	30,309
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	34,613
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	54,197
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	50,000	53,647
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	38,431
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	19,203
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	35,000	38,990
Morgan Stanley Senior Notes 1.88% due 01/05/2018	125,000	125,510
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	30,375
Morgan Stanley Senior Notes 2.65% due 01/27/2020	15,000	15,328
Morgan Stanley Senior Notes 3.13% due 07/27/2026	110,000	110,658
Morgan Stanley Senior Notes 3.88% due 01/27/2026	10,000	10,617
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	41,546
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	21,507

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	$36,000	$38,434
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	10,000	11,030
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,063
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	107,148
		2,519,819
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021*	10,000	10,234
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	10,000	10,732
		20,966
Electric-Integrated — 0.7%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	8,120
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	15,609
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	58,875
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	30,000	29,839
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,971
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	15,000	14,719
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	48,756
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	5,100
Exelon Corp. Senior Notes 2.85% due 06/15/2020	70,000	72,582
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	20,000	20,079
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	80,557
Security Description	Principal Amount(13)	Value (Note 2)
Electric-Integrated (continued)
Southern Co. Senior Notes 1.85% due 07/01/2019	$35,000	$35,275
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,332
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	16,185
		445,999
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	12,670
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	26,758
Electronic Measurement Instruments — 0.0%
Fortive Corp. Company Guar. Notes 2.35% due 06/15/2021*	30,000	30,369
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	90,000	90,228
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	70,000	74,112
Finance-Consumer Loans — 0.3%
Navient Corp. Senior Notes 5.50% due 01/15/2019	10,000	10,150
Navient Corp. Senior Notes 6.63% due 07/26/2021	20,000	20,150
Navient Corp. Senior Notes 7.25% due 09/25/2023	55,000	55,000
Navient Corp. Senior Notes 8.45% due 06/15/2018	65,000	69,875
Synchrony Financial Senior Notes 2.60% due 01/15/2019	70,000	70,825
		226,000
Finance-Credit Card — 0.2%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	40,000	41,933
Visa, Inc. Senior Notes 4.30% due 12/14/2045	60,000	69,341
		111,274

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	$50,000	$53,695
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(2)	19,000	1,434
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(2)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(2)	26,000	3
		55,134
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	46,750
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	10,464
		57,214
Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	10,000	11,213
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	30,000	30,277
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	25,000	25,908
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	10,000	10,580
		66,765
Food-Retail — 0.1%
Kroger Co. Senior Notes 1.50% due 09/30/2019	20,000	19,967
Kroger Co. Senior Notes 2.65% due 10/15/2026	25,000	24,813
Kroger Co. Senior Notes 3.88% due 10/15/2046	5,000	5,031
		49,811
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	40,857
Security Description	Principal Amount(13)	Value (Note 2)
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	$40,000	$40,900
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	26,500
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	10,000	10,056
		36,556
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	50,000	51,375
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	25,000	27,063
Hotels/Motels — 0.0%
Hilton Domestic Operating Co., Inc. Senior Notes 4.25% due 09/01/2024*	10,000	10,200
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,169
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	14,000	14,665
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	25,000	25,437
		43,271
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	26,407
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	9,925
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	70,815
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,925

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	$30,000	$31,350
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	40,000	41,372
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	19,000	21,530
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	20,000	23,500
		86,402
Medical Products — 0.2%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	110,000	110,055
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	21,082
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	10,000	10,106
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	35,000	37,165
		68,353
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	25,000	25,309
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	5,253
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	77,316
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	15,412
		123,290
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	20,423
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	10,000	10,357
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,196
Security Description	Principal Amount(13)	Value (Note 2)
Medical-HMO (continued)
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	$25,000	$26,321
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	53,926
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	35,232
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	69,798
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	60,399
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	15,000	17,988
		309,640
Medical-Hospitals — 0.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	24,813
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	50,000	51,687
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	11,025
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,650
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	11,075
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	25,000	25,938
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	75,000	79,312
		214,500
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,284
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	10,000	10,450
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.55% due 11/14/2024	20,000	18,125

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Copper (continued)
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	$15,000	$12,037
		30,162
Multimedia — 0.4%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	85,000	107,508
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	78,659
Time Warner, Inc. Company Guar. Notes 7.63% due 04/15/2031	35,000	49,622
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	5,000	4,997
		240,786
Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	75,000	75,066
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	50,000	51,159
		126,225
Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	20,000	21,470
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	45,000	50,852
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	55,000	66,922
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,596
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,094
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	20,000	20,625
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	80,000	90,173
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	19,950
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	95,000	94,321
Security Description	Principal Amount(13)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	$10,000	$12,388
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	25,000	27,305
Hess Corp. Senior Notes 4.30% due 04/01/2027	35,000	35,273
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	24,919
Hess Corp. Senior Notes 5.80% due 04/01/2047	35,000	35,810
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	25,547
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	90,160
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	20,000	19,603
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	40,000	37,047
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	10,000	10,641
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	70,000	75,916
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,712
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,981
		795,305
Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	10,300
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	55,000	54,634
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	15,000	14,805
		79,739
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	11,000	11,014

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	$30,000	$30,562
		41,576
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,256
Pipelines — 1.3%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,560
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,875
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,550
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,094
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	86,000	94,385
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	75,000	73,811
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	100,000	101,007
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	25,000	26,197
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	15,000	16,184
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	5,000	5,613
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	11,348
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	60,000	57,135
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	15,000	17,089
MPLX LP Company Guar. Notes 4.50% due 07/15/2023	15,000	15,291
Security Description	Principal Amount(13)	Value (Note 2)
Pipelines (continued)
MPLX LP Company Guar. Notes 4.88% due 12/01/2024	$15,000	$15,515
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	50,000	47,387
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	50,000	50,684
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	5,000	5,513
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	31,162
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	15,000	15,975
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,120
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	25,000	26,688
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	44,859
Williams Partners LP Senior Notes 3.60% due 03/15/2022	135,000	137,345
Williams Partners LP Senior Notes 4.00% due 11/15/2021	20,000	20,699
Williams Partners LP Senior Notes 5.25% due 03/15/2020	25,000	27,065
		870,151
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	90,000	93,514
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	10,000	9,400
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	5,000	5,233
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	25,000	26,085

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
HCP, Inc. Senior Notes 6.00% due 01/30/2017	$80,000	$81,144
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	15,000	15,802
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	41,000	45,520
		276,698
Real Estate Operations & Development — 0.2%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	105,727
Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	45,000	45,867
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	40,915
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	15,000	15,375
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,400
		122,557
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	15,000	15,051
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	25,000	25,078
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	40,000	39,089
Lowe's Cos., Inc. Senior Notes 2.50% due 04/15/2026	70,000	70,255
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	55,000	56,825
		166,169
Retail-Drug Store — 0.4%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	20,000	20,203
Security Description	Principal Amount(13)	Value (Note 2)
Retail-Drug Store (continued)
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	$110,000	$113,966
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,798
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	79,537
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	12,709	14,777
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	21,143	25,001
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	20,000	20,467
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	15,000	15,472
		299,221
Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	15,863
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	45,000	46,189
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,388
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,712
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	17,000	16,915
		43,015
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,600
Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	50,000	50,248
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	50,000	50,292

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	$45,000	$47,434
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	20,000	21,422
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	26,267
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	145,000	151,736
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	10,600
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	86,000	89,604
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	52,907
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	31,000	32,777
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	74,000	77,843
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	42,000	46,378
		657,508
Television — 0.2%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	15,000	15,909
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	75,000	76,969
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	10,000	10,750
		103,628
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	15,000	15,166
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	20,749
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	46,000	48,395
		84,310
Security Description	Principal Amount(13)	Value (Note 2)
Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	$20,000	$20,376
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	40,000	41,024
		61,400
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.25% due 04/01/2026	15,000	15,819
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	27,770
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	40,000	40,789
		84,378
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	145,066
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,613
Total U.S. Corporate Bonds & Notes (cost $13,658,559)		14,324,067
FOREIGN CORPORATE BONDS & NOTES — 3.4%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	10,000	11,120
Banks-Commercial — 0.7%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	60,000	63,928
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	105,000	109,794
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	210,370
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	57,000	62,305
		446,397
Building Products-Wood — 0.1%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	37,187

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	$200,000	$206,852
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	31,789
		238,641
Diversified Minerals — 0.0%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	10,000	11,450
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	45,000	48,699
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	15,000	14,945
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	10,000	9,958
		24,903
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,387
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000	6,570
		11,957
Medical-Drugs — 0.3%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	50,063
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	90,000	89,796
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	75,000	74,717
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	15,000	15,070
		229,646
Medical-Generic Drugs — 0.6%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	175,000	176,805
Security Description	Principal Amount(13)	Value (Note 2)
Medical-Generic Drugs (continued)
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	$105,000	$108,414
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	25,551
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	35,000	35,657
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	30,000	31,331
		377,758
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	20,000	21,517
Oil Companies-Exploration & Production — 0.1%
Encana Corp. Senior Notes 3.90% due 11/15/2021	25,000	25,049
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	4,748
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	5,000	4,081
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	5,000	3,950
		37,828
Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	15,000	15,087
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	30,000	30,813
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	50,000	50,835
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	90,000	85,580
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	10,000	9,894
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	55,000	49,388
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019	20,000	21,468

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*	$40,000	$42,180
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	70,000	60,683
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	20,000	21,802
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	45,000	47,406
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	45,000	48,573
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	10,000	10,868
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	40,000	41,242
		535,819
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	5,000	5,081
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	25,000	25,313
		30,394
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	25,562
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000	54,500
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	125,000	129,438
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	39,225
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	25,000	27,125
Total Foreign Corporate Bonds & Notes (cost $2,292,797)		2,339,166
Security Description	Principal Amount(13)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 1.1%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	$90,000	$118,236
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,750
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(2)	300,000	114,000
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(2)	90,000	34,200
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(2)	25,000	9,500
State of California General Obligation Bonds 7.55% due 04/01/2039	55,000	88,077
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,594
State of California General Obligation Bonds 7.63% due 03/01/2040	105,000	166,186
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,820
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	68,169
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	90,000	105,294
Total Municipal Bonds & Notes (cost $710,678)		722,826
U.S. GOVERNMENT AGENCIES — 28.7%
Federal Home Loan Mtg. Corp. — 5.1%
2.49% due 02/01/2037 FRS	6,338	6,592
2.50% due 01/01/2028	15,749	16,356
2.50% due 04/01/2028	38,963	40,472
3.00% due 08/01/2027	59,144	62,148
3.00% due 10/01/2042	38,800	40,855
3.00% due 11/01/2042	19,024	19,816
3.00% due 08/01/2043	324,273	338,878
3.00% due October TBA	200,000	207,828
3.50% due 03/01/2042	13,337	14,119

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 08/01/2042	$84,093	$89,003
3.50% due 09/01/2043	61,908	65,973
3.50% due October TBA	800,000	843,500
4.00% due 03/01/2023	11,978	12,346
4.00% due 09/01/2040	7,204	7,757
4.00% due 10/01/2043	84,116	90,287
4.00% due October TBA	700,000	750,012
4.50% due 01/01/2039	2,790	3,053
5.00% due 12/01/2020	5,632	5,956
5.00% due 05/01/2021	69,689	73,307
5.00% due 07/01/2021	20,150	20,801
5.00% due 05/01/2034	42,145	46,892
5.50% due 05/01/2037	9,764	11,052
5.50% due 06/01/2037	4,871	5,556
6.00% due 08/01/2036	7,303	8,331
6.50% due 05/01/2029	2,272	2,674
6.50% due 07/01/2035	2,596	3,003
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2013-K502, Class B 2.72% due 03/25/2045*(6)	100,000	100,189
Series 2014-K503, Class B 3.08% due 10/25/2047*(6)	80,000	81,043
Series 2012-K706, Class B 4.17% due 11/25/2044*(6)	70,000	72,769
Series 2010-K8, Class B 5.42% due 09/25/2043*(6)	90,000	98,632
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series DNA3, Class M2 3.38% due 04/25/2028(4)	280,000	288,642
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(2)(4)	9,888	10,045
Series 1577, Class PK 6.50% due 09/15/2023(4)	6,063	6,609
Series 1226, Class Z 7.75% due 03/15/2022(4)	605	641
		3,445,137
Federal National Mtg. Assoc. — 19.1%
2.50% due 04/01/2028	64,183	66,540
2.50% due October TBA	100,000	103,575
2.50% due 02/01/2043	81,928	83,034
2.50% due 03/01/2043	160,059	162,218
2.62% due 05/01/2037 FRS	9,309	9,729
2.64% due 03/01/2027	38,914	40,516
2.64% due 10/01/2040 FRS	9,921	10,467
2.66% due 03/01/2027	410,000	427,650
2.78% due 03/01/2027	78,000	82,175
3.00% due 10/01/2027	26,630	27,966
3.00% due 12/01/2027	15,086	15,856
3.00% due 01/01/2028	38,908	40,861
3.00% due October TBA	2,500,000	2,604,211
3.50% due 08/01/2026	27,579	29,097
Security Description	Principal Amount(13)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.50% due 10/01/2028	$104,659	$110,768
3.50% due October TBA	6,300,000	6,647,484
4.00% due 11/01/2025	9,091	9,661
4.00% due 09/01/2040	6,142	6,600
4.00% due 12/01/2040	107,061	115,338
4.00% due 11/01/2041	10,192	10,985
4.00% due 01/01/2042	32,496	35,021
4.00% due 12/01/2043	30,442	33,480
4.00% due October TBA	500,000	536,992
4.50% due 01/01/2039	8,249	9,036
4.50% due 09/01/2039	19,822	21,751
4.50% due 09/01/2040	39,666	43,480
4.50% due 05/01/2041	20,991	23,075
4.50% due October TBA	800,000	876,106
5.00% due 03/01/2018	5,817	5,978
5.00% due 06/01/2019	2,669	2,756
5.00% due 05/01/2035	402	447
5.00% due 07/01/2040	31,047	34,466
5.00% due October TBA	300,000	333,217
5.50% due 10/01/2021	8,940	9,551
5.50% due 06/01/2022	3,522	3,748
5.50% due 12/01/2029	6,121	6,890
5.50% due 05/01/2034	23,282	26,461
5.50% due 08/01/2037	31,559	35,723
5.50% due 06/01/2038	8,216	9,332
6.00% due 06/01/2017	799	807
6.00% due 06/01/2026	18,827	21,552
6.00% due 04/01/2027	104,751	119,914
6.00% due 12/01/2033	28,428	33,062
6.00% due 05/01/2034	18,337	21,219
6.50% due 06/01/2035	52,462	60,428
6.50% due 10/01/2037	3,923	4,519
7.00% due 06/01/2037	20,625	23,105
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(4)	13,603	13,752
		12,950,599
Government National Mtg. Assoc. — 4.5%
3.00% October TBA	1,200,000	1,257,094
3.50% October TBA	500,000	531,055
4.00% due 09/15/2040	30,092	32,336
4.00% due 11/15/2040	92,657	99,896
4.00% October TBA	700,000	750,066
4.50% due 02/15/2039	8,143	8,999
4.50% due 08/15/2041	221,978	245,139
5.50% due 05/15/2036	10,739	12,151
6.00% due 09/15/2032	11,561	13,853
6.00% due 12/15/2033	45,313	53,190
7.00% due 07/15/2033	11,691	13,989
7.00% due 11/15/2033	12,576	15,267
8.00% due 11/15/2031	4,268	4,389
8.50% due 11/15/2017	42	43
9.00% due 11/15/2021	151	168

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(13)		Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(4)		$162	$182
Series 2005-74, Class HB 7.50% due 09/16/2035(4)		9,696	11,301
			3,049,118
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018		25,000	25,422
Total U.S. Government Agencies (cost $19,257,632)			19,470,276
U.S. GOVERNMENT TREASURIES — 6.1%
United States Treasury Bonds — 1.3%
1.50% due 08/15/2026		654,000	648,099
2.50% due 02/15/2045(14)		213,000	220,122
			868,221
United States Treasury Notes — 4.8%
0.13% due 07/15/2024 TIPS(9)(10)		1,201,045	1,218,579
0.25% due 01/15/2025 TIPS(10)		1,127,838	1,148,739
1.63% due 05/15/2026		933,000	934,239
			3,301,557
Total U.S. Government Treasuries (cost $4,043,923)			4,169,778
FOREIGN GOVERNMENT OBLIGATIONS — 2.6%
Central Bank — 0.2%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	4,150,000	119,627
Sovereign — 2.4%
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(10)	BRL	836,968	262,814
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(10)	BRL	331,850	103,008
Government of Japan zero coupon due 01/11/2017	JPY	50,000,000	493,413
Government of Romania 0.49% due 06/26/2017	RON	755,000	189,987
Government of Romania 0.51% due 08/28/2017	RON	370,000	92,964
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(10)	UYU	1,469,438	41,951
Republic of Argentina Senior Notes 2.26% due 12/31/2038(8)	EUR	75,000	55,269
Republic of Colombia 4.25% due 05/17/2017(10)	COP	194,375,760	67,710
Security Description	Principal Amount(13)		Value (Note 2)
Sovereign (continued)
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	1,014,000,000	$81,968
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	1,054,000,000	87,342
Republic of Turkey Bonds 10.60% due 02/11/2026	TRY	250,000	88,812
United Mexican States Senior Bonds 4.75% due 03/08/2044		$6,000	6,218
United Mexican States Senior Notes 5.75% due 10/12/2110		70,000	74,025
			1,645,481
Total Foreign Government Obligations (cost $1,711,089)			1,765,108
OPTIONS — PURCHASED†(2)(12) — 0.0%
Put Options — Purchased		548,000	1,034
Put Options — Purchased	CNH	1,515,000	2,969
Total Options — Purchased (cost $8,629)			4,003
Total Long-Term Investment Securities (cost $77,218,883)			80,823,930
REPURCHASE AGREEMENTS — 4.2%
Bank of America Securities LLC Joint Repurchase Agreement (15)		610,000	610,000
Barclays Capital, Inc. Joint Repurchase Agreement (15)		305,000	305,000
BNP Paribas SA Joint Repurchase Agreement (15)		610,000	610,000
Deutsche Bank AG Joint Repurchase Agreement (15)		1,155,000	1,155,000
RBS Securities, Inc. Joint Repurchase Agreement (15)		150,000	150,000
Total Repurchase Agreements (cost $2,830,000)			2,830,000
TOTAL INVESTMENTS (cost $80,048,883)(16)		123.3%	83,653,930
Liabilities in excess of other assets		(23.3)	(15,784,351)
NET ASSETS		100.0%	$67,869,579

†  Non-income producing security

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2016, the aggregate value of these securities was $12,743,891 representing 18.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(2)  Illiquid security. At September 30, 2016, the aggregate value of these securities was $1,138,182 representing 1.7% of net assets.

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Collateralized Mortgage Obligation

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Interest Only

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2016.

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(10)  Principal amount of security is adjusted for inflation.

(11)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2016, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$12,100	1,209.97	0.02%

(12)  Purchased Options:

Over the Counter Put Options — Purchased

Issue	Expiration Month	Strike Price		Number of Contracts	Premiums Paid	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	$47.79		$137,000	$1,008	$206	$(802)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	47.81		274,000	2,441	434	(2,007)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	47.91		137,000	1,144	394	(750)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	14.95	CNH	505,000	1,366	874	(492)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	14.93	CNH	505,000	1,396	837	(559)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	15.14	CNH	505,000	1,274	1,258	(16)
					$8,629	$4,003	$(4,626)

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(15)  See Note 2 for details of Joint Repurchase Agreements.

(16)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CNH — Yuan Renminbi Offshore

DAC — Designated Activity Company

EUR — Euro Currency

GBP — Pound Sterling

IDR — Indonesian Rupiah

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Leu

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

THB — Thailand Baht

TRY — Turkish Lira

UYU — Uruguayan Peso

FRS — Floating Rate Security

VRS — Variable Rate Security

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

The rates shown on FRS and VRS are the current interest rates at September 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
7	Long	90 Day Eurodollar	December 2017	$1,730,813	$1,731,362	$549
7	Short	90 Day Eurodollar	September 2018	1,729,151	1,729,875	(724)
60	Short	U.S. Treasury 10 Year Notes	December 2016	7,875,469	7,867,500	7,969
6	Short	U.S. Treasury 10 Year Ultra Bonds	December 2016	866,700	864,938	1,762
8	Short	U.S. Treasury 2 Year Notes	December 2016	1,748,500	1,747,750	750
64	Long	U.S. Treasury 5 Year Notes	December 2016	7,775,500	7,777,000	1,500
10	Long	U.S. Treasury Ultra Bonds	December 2016	1,868,512	1,838,750	(29,762)
						$(17,956)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	45,000	USD	50,616	12/21/2016	$—	$(117)
	EUR	215,000	USD	233,936	03/15/2017	—	(9,409)
	TRY	140,000	USD	45,548	12/21/2016	—	(381)
	USD	16,964	EUR	15,000	03/15/2017	13	—
						13	(9,907)
BNP Paribas SA	RON	140,000	USD	35,692	08/28/2017	73	—
Citibank N.A.	IDR	746,500,000	USD	57,600	10/21/2016	360	—
	JPY	50,000,000	USD	482,975	01/11/2017	—	(12,388)
	RON	755,000	USD	188,493	06/26/2017	—	(3,411)
	USD	57,072	IDR	746,500,000	10/21/2016	168	—
	USD	49,950	EUR	45,000	03/15/2017	983	—
						1,511	(15,799)
Credit Suisse AG	USD	57,013	RUB	3,650,000	10/21/2016	896	—
Goldman Sachs International	BRL	345,000	USD	103,604	12/02/2016	—	(716)
	USD	56,168	COP	164,600,000	10/21/2016	732	—
	USD	114,688	ZAR	1,560,000	10/21/2016	—	(1,372)
	USD	68,771	ZAR	980,000	12/21/2016	1,574	—
	ZAR	980,000	USD	67,782	12/21/2016	—	(2,563)
						2,306	(4,651)
JPMorgan Chase Bank	RON	230,000	USD	58,703	08/28/2017	188	—
	RUB	7,300,000	USD	115,151	10/21/2016	—	(668)
	USD	56,942	RUB	3,650,000	10/21/2016	967	—
						1,155	(668)
Morgan Stanley and Co., Inc.	BRL	839,000	USD	252,734	12/02/2016	—	(960)
Standard Chartered Bank	COP	329,200,000	USD	113,625	10/21/2016	—	(175)
	IDR	2,274,202,000	USD	170,314	12/21/2016	—	(2,737)
	THB	4,162,000	USD	119,136	12/21/2016	—	(855)
						—	(3,767)
State Street Bank and Trust Co.	COP	199,000,000	USD	66,200	12/21/2016	—	(1,907)
	USD	56,886	COP	164,600,000	10/21/2016	15	—
						15	(1,907)

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	EUR	403,000	USD	452,839	10/31/2016	$—	$(439)
	GBP	100,000	USD	129,562	10/31/2016	—	(125)
	USD	177,726	EUR	155,000	03/15/2017	—	(2,291)
						—	(2,855)
Net Unrealized Appreciation (Depreciation)						$5,969	$(40,514)

BRL — Brazilian Real
COP — Colombian Peso
EUR — Euro Currency
GBP — Pound Sterling
IDR — Indonesian Rupiah
JPY — Japanese Yen
RON — Romanian Leu
RUB — Russian Ruble
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	535	09/29/2026	1 Year USD-Federal Funds — H.15-OIS-COMPOUND	1.00%	$751	$19

Over the Counter Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
INR	6,110	09/12/2021	6.26%	6 Month INR-MIBOR- OIS-COMPOUND	$—	$173

INR — Indian Rupee

OIS — Overnight Index Swap

MIBOR — Mumbai Interbank Offered Rate

USD — United States Dollar

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$12,100	$12,100
Other Industries	21,607,297	—	—	21,607,297
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	1,288,448	—	1,288,448
Asset Backed Securities	—	15,120,860	—	15,120,860
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	55,129	5	55,134
Other Industries	—	14,268,933	—	14,268,933
Foreign Corporate Bonds & Notes	—	2,339,166	—	2,339,166
Municipal Bond & Notes	—	722,826	—	722,826
U.S. Government Agencies	—	19,470,276	—	19,470,276
U.S. Government Treasuries	—	4,169,778	—	4,169,778
Foreign Government Obligations	—	1,765,108	—	1,765,108
Options — Purchased	—	4,003	—	4,003
Repurchase Agreements	—	2,830,000	—	2,830,000
Total Investments at Value	$21,607,297	$62,034,527	$12,106	$83,653,930
Other Financial Instruments:†
Futures Contracts	$12,530	$—	$—	$12,530
Forward Foreign Currency Contracts	—	5,969	—	5,969
Centrally Cleared Interest Rate Swap Contracts	—	19	—	19
Over the Counter Interest Rate Swap Contracts	—	173	—	173
Total Other Financial Instruments	$12,530	$6,161	$—	$18,691
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$30,486	$—	$—	$30,486
Forward Foreign Currency Contracts	—	40,514	—	40,514
Total Other Financial Instruments	$30,486	$40,514	$—	$71,000

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 — (unaudited)

Industry Allocation*
Diversified Financial Services	27.7%
Federal National Mtg. Assoc.	19.3
Government National Mtg. Assoc.	6.5
Diversified Banking Institutions	6.3
Repurchase Agreements	6.0
Federal Home Loan Mtg. Corp.	5.8
United States Treasury Notes	4.2
Sovereign	3.0
Cable/Satellite TV	2.4
United States Treasury Bonds	2.0
Medical-Drugs	1.8
Banks-Commercial	1.8
Brewery	1.7
Pipelines	1.6
Oil Companies-Exploration & Production	1.6
Municipal Bonds & Notes	1.3
Telephone-Integrated	1.2
Applications Software	1.1
Medical-Biomedical/Gene	1.0
Oil Companies-Integrated	1.0
Web Portals/ISP	0.9
Real Estate Investment Trusts	0.9
Banks-Super Regional	0.9
Computers	0.8
Electric-Integrated	0.8
Auto-Cars/Light Trucks	0.8
Finance-Credit Card	0.8
Medical-HMO	0.7
Medical-Generic Drugs	0.7
Medical-Hospitals	0.6
Tobacco	0.6
E-Commerce/Products	0.6
Retail-Building Products	0.5
Multimedia	0.5
Retail-Drug Store	0.5
Commercial Services	0.5
Internet Content-Entertainment	0.5
Finance-Consumer Loans	0.5
Enterprise Software/Service	0.5
Aerospace/Defense	0.4
Building-Heavy Construction	0.4
Cellular Telecom	0.4
Building Societies	0.4
Medical Instruments	0.4
Instruments-Controls	0.3
Transport-Rail	0.3
Retail-Discount	0.3
Insurance-Property/Casualty	0.3
Electronic Connectors	0.3
Trucking/Leasing	0.3
Cosmetics & Toiletries	0.3
Food-Retail	0.3
Electronic Components-Semiconductors	0.3
Retail-Restaurants	0.2
Beverages-Non-alcoholic	0.2
E-Commerce/Services	0.2
Networking Products	0.2
Apparel Manufacturers	0.2
Electronic Forms	0.2
Rental Auto/Equipment	0.2
Building-Residential/Commercial	0.2%
Central Bank	0.2
Finance-Other Services	0.2
Industrial Gases	0.2
Commercial Services-Finance	0.2
Medical Products	0.2
Containers-Metal/Glass	0.2
Containers-Paper/Plastic	0.2
Television	0.2
Computer Services	0.2
Real Estate Operations & Development	0.2
Food-Wholesale/Distribution	0.2
Steel-Producers	0.2
Entertainment Software	0.2
Airlines	0.2
Athletic Footwear	0.2
Transport-Services	0.2
Food-Confectionery	0.2
Electronic Measurement Instruments	0.2
Paper & Related Products	0.2
Building Products-Cement	0.1
Medical Information Systems	0.1
Diversified Manufacturing Operations	0.1
Oil Refining & Marketing	0.1
Building & Construction Products-Misc.	0.1
Finance-Commercial	0.1
Telecommunication Equipment	0.1
Electronic Design Automation	0.1
Semiconductor Equipment	0.1
Insurance-Mutual	0.1
Chemicals-Diversified	0.1
Electric-Generation	0.1
Food-Misc./Diversified	0.1
Auto/Truck Parts & Equipment-Original	0.1
Hotels/Motels	0.1
Recreational Vehicles	0.1
Retail-Auto Parts	0.1
Consulting Services	0.1
Broadcast Services/Program	0.1
Finance-Investment Banker/Broker	0.1
Diagnostic Equipment	0.1
Metal Processors & Fabrication	0.1
Cruise Lines	0.1
Retail-Apparel/Shoe	0.1
Building Products-Wood	0.1
Pharmacy Services	0.1
Hazardous Waste Disposal	0.1
Funeral Services & Related Items	0.1
Machinery-General Industrial	0.1
Electronic Security Devices	0.1
Machinery-Pumps	0.1
Retail-Gardening Products	0.1
Computer Software	0.1
Real Estate Management/Services	0.1
Casino Hotels	0.1
Toys	0.1
Independent Power Producers	0.1
Gas-Distribution	0.1
Data Processing/Management	0.1
Batteries/Battery Systems	0.1

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Retail-Catalog Shopping	0.1%
Wireless Equipment	0.1
Electronic Components-Misc.	0.1
Machinery-Farming	0.1
Medical-Wholesale Drug Distribution	0.1
Metal-Copper	0.1
Retail-Automobile	0.1
Hospital Beds/Equipment	0.1
124.8%
Credit Quality†#
Aaa	52.4%
Aa	3.2
A	9.2
Baa	14.1
Ba	9.3
B	1.1
Caa	1.6
Ca	0.6
Not Rated@	8.5
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 16.5%
Aerospace/Defense — 0.3%
Northrop Grumman Corp.	431	$92,213
Teledyne Technologies, Inc.†	640	69,075
		161,288
Airlines — 0.2%
United Continental Holdings, Inc.†	1,795	94,184
Apparel Manufacturers — 0.1%
Carter's, Inc.	646	56,015
Applications Software — 0.8%
Microsoft Corp.	6,037	347,731
salesforce.com, Inc.†	1,173	83,670
		431,401
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,720	90,558
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC	934	66,613
Banks-Commercial — 0.0%
PacWest Bancorp	379	16,263
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	3,225	136,482
Building Products-Cement — 0.1%
Vulcan Materials Co.	748	85,070
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	3,248	215,472
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	2,094	97,832
Chemicals-Diversified — 0.1%
PPG Industries, Inc.	678	70,078
Commercial Services — 0.5%
Aramark	2,369	90,093
CoStar Group, Inc.†	231	50,018
Nielsen Holdings PLC	1,529	81,909
ServiceMaster Global Holdings, Inc.†	1,413	47,590
		269,610
Commercial Services-Finance — 0.1%
Equifax, Inc.	249	33,510
S&P Global, Inc.	353	44,676
		78,186
Computer Services — 0.2%
Amdocs, Ltd.	1,108	64,098
Cognizant Technology Solutions Corp., Class A†	908	43,320
		107,418
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	1,363	43,820
Computers — 0.5%
Apple, Inc.	2,620	296,191
Consulting Services — 0.1%
Verisk Analytics, Inc.†	764	62,098
Security Description	Shares	Value (Note 2)
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	1,633	$93,228
Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	1,363	62,453
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	711	52,713
Estee Lauder Cos., Inc., Class A	1,030	91,217
		143,930
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,434	54,062
Diversified Manufacturing Operations — 0.1%
A.O. Smith Corp.	519	51,272
Dover Corp.	430	31,665
		82,937
E-Commerce/Products — 0.6%
Amazon.com, Inc.†	395	330,737
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	91	133,906
Electronic Components-Misc. — 0.1%
Flex, Ltd.†	2,369	32,266
Electronic Components-Semiconductors — 0.2%
Texas Instruments, Inc.	1,268	88,988
Electronic Connectors — 0.3%
Amphenol Corp., Class A	2,269	147,303
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	2,822	72,046
Electronic Forms — 0.2%
Adobe Systems, Inc.†	1,131	122,759
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	1,650	46,860
Electronic Security Devices — 0.1%
Allegion PLC	717	49,408
Enterprise Software/Service — 0.3%
Tyler Technologies, Inc.†	485	83,047
Ultimate Software Group, Inc.†	337	68,879
		151,926
Entertainment Software — 0.2%
Activision Blizzard, Inc.	2,130	94,359
Finance-Consumer Loans — 0.1%
Synchrony Financial	1,699	47,572
Finance-Credit Card — 0.6%
MasterCard, Inc., Class A	1,359	138,305
Visa, Inc., Class A	2,201	182,023
		320,328
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	1,545	44,990
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	214	57,643

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Confectionery — 0.2%
Hershey Co.	932	$89,099
Food-Retail — 0.2%
Kroger Co.	2,970	88,150
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	1,305	63,958
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	2,388	54,757
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	762	114,559
Instruments-Controls — 0.3%
Honeywell International, Inc.	934	108,895
Sensata Technologies Holding NV†	1,865	72,325
		181,220
Insurance-Property/Casualty — 0.1%
Progressive Corp.	900	28,350
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	2,074	266,032
Investment Management/Advisor Services — 0.0%
BlackRock, Inc.	72	26,097
Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	280	51,092
Machinery-Pumps — 0.1%
Flowserve Corp.	994	47,951
Medical Information Systems — 0.1%
athenahealth, Inc.†	661	83,365
Medical Instruments — 0.2%
Boston Scientific Corp.†	3,799	90,416
Medical-Biomedical/Gene — 0.9%
Alder Biopharmaceuticals, Inc.†	1,501	49,188
Amgen, Inc.	1,027	171,314
Biogen, Inc.†	288	90,152
Celgene Corp.†	1,104	115,401
Regeneron Pharmaceuticals, Inc.†	188	75,580
		501,635
Medical-Drugs — 1.2%
Allergan PLC†	624	143,714
Bristol-Myers Squibb Co.	2,385	128,599
Eli Lilly & Co.	1,922	154,260
Ironwood Pharmaceuticals, Inc.†	3,917	62,202
Mallinckrodt PLC†	1,289	89,946
Pfizer, Inc.	3,086	104,523
		683,244
Medical-HMO — 0.2%
Aetna, Inc.	903	104,251
Medical-Hospitals — 0.2%
Universal Health Services, Inc., Class B	905	111,514
Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	2,615	$55,987
Multimedia — 0.1%
Walt Disney Co.	672	62,402
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	767	48,597
Oil-Field Services — 0.0%
Halliburton Co.	365	16,381
Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†	1,857	52,015
Real Estate Investment Trusts — 0.4%
American Tower Corp.	1,482	167,955
Simon Property Group, Inc.	271	56,100
		224,055
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	371	42,216
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	822	63,656
Retail-Apparel/Shoe — 0.1%
L Brands, Inc.	756	53,502
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	62	47,637
Retail-Building Products — 0.2%
Lowe's Cos., Inc.	1,973	142,470
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	1,707	34,157
Retail-Discount — 0.3%
Costco Wholesale Corp.	533	81,288
Dollar Tree, Inc.†	958	75,615
		156,903
Retail-Gardening Products — 0.1%
Tractor Supply Co.	684	46,067
Retail-Restaurants — 0.2%
Dunkin' Brands Group, Inc.	1,235	64,319
Starbucks Corp.	1,455	78,773
		143,092
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	1,712	51,548
Television — 0.0%
ION Media Networks, Inc.†(1)(12)(13)	4	4,840
Tobacco — 0.2%
Altria Group, Inc.	1,864	117,861
Toys — 0.1%
Mattel, Inc.	1,289	39,031
Transport-Rail — 0.1%
CSX Corp.	2,627	80,124
Web Portals/ISP — 0.9%
Alphabet, Inc., Class C†	647	502,907
Total Common Stocks (cost $8,091,241)		9,127,418

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)		Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.4%
Banks-Commercial — 0.5%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(2)	EUR	200,000	$208,960
Banco Santander SA FRS 6.25% due 03/12/2019(2)	EUR	100,000	100,540
			309,500
Building Societies — 0.4%
Nationwide Building Society FRS 6.88% due 06/20/2019(2)	GBP	175,000	216,109
Diversified Banking Institutions — 1.3%
Credit Agricole SA FRS 8.13% due 12/23/2025(2)		200,000	212,000
Credit Suisse Group AG FRS 6.25% due 12/18/2024(2)		275,000	260,218
Societe Generale SA FRS 8.25% due 11/29/2018(2)		225,000	228,085
			700,303
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)(12)		8,000	1
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030		80,000	120,800
Total Preferred Securities/Capital Securities (cost $1,512,140)			1,346,713
ASSET BACKED SECURITIES — 27.7%
Diversified Financial Services — 27.7%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.70% due 01/25/2037(3)		83,264	75,876
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020		7,000	7,067
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.16% due 07/27/2026*(4)		250,000	250,131
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.55% due 04/20/2023*(4)		158,724	157,791
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.10% due 10/25/2034(12)		4,438	4,200
Atrium XI FRS Series 11-A, Class B 2.86% due 10/23/2025*(4)		250,000	249,323
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.94% due 02/10/2051(5)		118,424	120,817
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	$235,000	$249,906
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.88% due 02/25/2036(3)	186,369	168,235
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	85,482	87,829
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.91% due 06/11/2040(5)	42,763	43,427
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	18,250	17,892
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.80% due 07/15/2025*(4)	250,000	248,725
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.20% due 04/27/2027*(4)	250,000	250,205
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 3.13% due 10/15/2026*(4)	250,000	249,317
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.17% due 04/17/2026*(4)	250,000	249,718
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.19% due 01/25/2026*(4)	250,000	249,537
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.31% due 05/24/2026*(4)	250,000	249,734
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	120,000	131,493
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(5)	75,000	83,301
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.33% due 12/10/2049(5)	37,025	38,181
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(3)	100,084	96,227
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	71,155	71,459

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	$139,305	$142,806
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(5)	75,000	83,032
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	110,000	116,040
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(5)	155,000	165,270
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	155,059	167,297
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(5)	149,000	164,184
Commercial Mtg. Trust Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	94,310	94,449
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.30% due 12/10/2049(5)	88,722	91,286
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	66,709	59,633
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(3)	3,786	3,407
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	12,955	12,955
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(5)	211	211
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.03% due 06/15/2057(5)(6)	1,242,243	66,632
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*(12)	39,852	40,983
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	83,239	83,350
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 2.03% due 04/18/2026*(4)	250,000	249,812
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.74% due 05/25/2035(3)	$166,113	$149,697
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	18,333	18,339
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	3,139	3,140
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	191,366
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,004
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	50,000	50,019
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	11,000	11,029
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.26% due 01/24/2027*(4)	250,000	250,619
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(5)	160,000	165,968
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	40,000	48,286
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(5)	100,000	108,031
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(5)	145,000	159,641
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	140,000	154,972
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.63% due 03/25/2037(12)	255,181	137,924
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.89% due 04/25/2036(3)	13,845	11,547
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.95% due 01/25/2036(3)	67,785	62,952
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.99% due 03/25/2047(3)	39,695	32,765
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 3.04% due 04/25/2035(3)	64,047	61,198
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	166,760

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(5)	$195,000	$194,966
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.07% due 05/25/2035(3)	99,033	88,980
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(5)	141,289	152,110
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(5)	78,250	87,506
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(5)	54,751	54,759
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.88% due 02/12/2049(5)	86,372	87,603
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(5)	89,756	92,057
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(5)	126,000	132,646
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	64,000	69,842
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(5)	14,786	14,908
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(5)	93,801	94,948
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.29% due 04/15/2041(5)	47,030	49,072
LSTAR Securities Investment Trust FRS Series 2015-2, Class A 2.52% due 01/01/2020*(3)	81,992	81,286
LSTAR Securities Investment Trust FRS Series 2015-4, Class A1 2.52% due 04/01/2020*(3)	149,766	147,894
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.52% due 10/01/2020*(3)	160,010	157,585
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.99% due 10/23/2025*(4)	$250,000	$249,693
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.66% due 07/25/2026*(4)	250,000	249,374
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.65% due 02/25/2035(3)	26,618	26,609
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.85% due 12/25/2034(3)	46,221	46,098
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(5)	90,307	90,744
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(5)	52,513	54,119
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(5)	77,540	78,837
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.30% due 12/15/2047(5)(6)	355,894	21,075
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(5)	25,000	27,948
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(5)	105,000	111,229
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(5)	115,000	116,252
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(5)	58,975	60,642
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.48% due 01/11/2043(5)	56,662	59,308
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	47,074	40,880
MortgageIT Trust FRS Series 2005-4, Class A1 0.81% due 10/25/2035(3)	230,405	210,453
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/25/2035*(3)	132,240	137,368
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.81% due 06/25/2036(3)	149,113	111,774

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)	$15,466	$15,535
NRZ Advance Receivables Trust Series 2015-T2, Class AT2 3.30% due 08/17/2048*	440,000	441,200
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.37% due 02/15/2026*(4)	250,000	250,663
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.21% due 04/17/2027*(4)	215,000	215,317
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 2.23% due 11/20/2023*(4)	200,000	200,693
OHA Loan Funding 2015-1, Ltd. FRS Series 2015-1A, Class A 2.32% due 02/15/2027*(4)	250,000	251,030
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	174,974
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.63% due 02/25/2037(12)	51,847	30,532
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.23% due 04/17/2026*(4)	250,000	250,564
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.21% due 04/30/2027*(4)	250,000	249,695
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.19% due 04/15/2027*(4)	250,000	249,812
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.25% due 08/25/2035(3)	137,631	102,050
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	2,485	2,464
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.66% due 05/25/2037(12)	127,672	98,988
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.87% due 02/20/2047(3)	126,471	107,962
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(12)	100,000	100,197
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.21% due 04/15/2027*(4)	250,000	250,493
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.78% due 11/25/2036(12)	195,000	136,804
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(12)	$63,659	$63,866
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	56,363	56,435
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(3)	100,000	100,439
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.53% due 04/25/2045(3)	95,686	95,846
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 08/25/2055*(3)	119,719	119,665
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	97,389	98,681
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.20% due 04/20/2027*(4)	250,000	250,500
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.16% due 04/18/2027*(4)	250,000	250,098
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.07% due 10/14/2026*(4)	250,000	249,294
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.19% due 11/25/2046(3)	138,862	123,512
Wells Fargo Commercial Mtg.Trust VRS Series 2015-NXS3, Class XA 1.34% due 09/15/2057(5)(6)	994,627	66,184
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	80,000	87,582
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(5)	10,000	8,193
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.86% due 01/25/2035(3)	151,874	151,602
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.88% due 03/25/2035(3)	104,706	105,577
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.93% due 11/25/2034(3)	2,606	2,605
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 3.03% due 10/25/2036(3)	65,750	62,174
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	62,037	62,058
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.99% due 02/15/2044*(5)(6)	637,640	17,782
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	145,000	160,540

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(5)	$130,000	$143,841
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	60,000	66,774
Total Asset Backed Securities (cost $15,201,341)		15,352,781
U.S. CORPORATE BONDS & NOTES — 25.7%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	15,000	15,353
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	25,000	25,807
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	15,000	17,822
		58,982
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	15,000	15,338
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	50,000	52,281
		67,619
Applications Software — 0.3%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	70,000	69,714
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	25,021
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	45,548
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	35,460
		175,743
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	35,000	46,294
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	11,021
General Motors Co. Senior Notes 6.60% due 04/01/2036	50,000	60,159
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	12,537
Security Description	Principal Amount(10)	Value (Note 2)
Auto-Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	$75,000	$75,541
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	100,000	103,020
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	118,110
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	30,000	32,949
		459,631
Banks-Commercial — 0.5%
Capital One NA Senior Notes 1.65% due 02/05/2018	250,000	250,293
Banks-Super Regional — 0.9%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	30,000	31,299
PNC Funding Corp. Sub. Notes 5.63% due 02/01/2017	75,000	76,079
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	91,000	91,461
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	30,282
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	60,000	61,083
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	110,000	121,111
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	50,000	59,730
		471,045
Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	34,956
Brewery — 1.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	65,000	65,627
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	15,000	15,257
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	250,000	263,877

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	$135,000	$144,990
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	80,000	91,982
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	225,000	267,701
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	25,000	25,494
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	50,046
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	25,000	26,048
		951,022
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	55,000	59,125
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	70,000	74,900
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	14,000	15,960
Building-Heavy Construction — 0.4%
SBA Tower Trust Mtg. Notes 2.90% due 10/15/2044*	100,000	101,405
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	120,000	120,403
		221,808
Building-Residential/Commercial — 0.2%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	80,000	83,400
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	31,875
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,575
		120,850
Security Description	Principal Amount(10)	Value (Note 2)
Cable/Satellite TV — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	$55,000	$57,475
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	25,000	26,130
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	55,000	59,348
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	85,000	93,760
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	160,000	193,492
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	25,000	24,791
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	80,000	82,895
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	50,000	48,605
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	65,000	72,194
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	10,000	11,766
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	40,278
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	80,000	82,441
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,890
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	75,000	81,000
Time Warner Cable, Inc. Senior Sec. Notes 4.50% due 09/15/2042	45,000	42,942

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Senior Sec. Notes 5.88% due 11/15/2040	$45,000	$49,972
Time Warner Cable, Inc. Senior Sec. Notes 6.75% due 07/01/2018	40,000	43,462
Time Warner Cable, Inc. Senior Sec. Notes 8.75% due 02/14/2019	105,000	121,092
		1,135,533
Casino Hotels — 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.38% due 03/15/2022	40,000	41,450
Cellular Telecom — 0.2%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	20,000	21,450
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	25,000	27,594
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	50,000	48,750
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	25,000	25,687
		123,481
Commercial Services-Finance — 0.1%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	35,000	35,787
Computers — 0.3%
Apple, Inc. Senior Notes 1.55% due 08/04/2021	55,000	54,905
Apple, Inc. Senior Notes 3.45% due 02/09/2045	45,000	42,996
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	10,228
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	25,000	25,712
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	20,000	20,902
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	15,000	17,960
		172,703
Security Description	Principal Amount(10)	Value (Note 2)
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	$15,000	$16,125
Containers-Paper/Plastic — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. V Company Guar. Notes 4.25% due 09/30/2026*	10,000	10,012
Graphic Packaging International, Inc. Company Guar. Notes 4.13% due 08/15/2024	5,000	5,038
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	30,000	30,975
		46,025
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	36,050
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,587
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	10,000	10,675
		21,262
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,924
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	45,000	46,086
		56,010
Diversified Banking Institutions — 4.6%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	25,000	25,138
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	50,000	50,795
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	125,000	133,434
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	35,000	41,203
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	35,000	36,394

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	$125,000	$134,857
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,853
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	110,000	115,367
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	200,000	209,295
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	45,000	50,789
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	20,000	22,809
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	70,000	69,838
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,553
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	20,000	20,327
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	40,973
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	40,000	41,026
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	62,051
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	120,000	130,862
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	42,079
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	18,901
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	71,916
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	43,252
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	56,000	71,305
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	35,000	35,076
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	$85,000	$85,959
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	75,000	75,774
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,733
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	55,000	59,012
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	60,392
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	19,203
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	110,000	116,217
Morgan Stanley Senior Notes 1.88% due 01/05/2018	105,000	105,429
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	25,313
Morgan Stanley Senior Notes 3.13% due 07/27/2026	91,000	91,544
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	41,546
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	53,768
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	52,000	55,515
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	10,000	11,030
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,063
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	107,148
		2,558,739
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021*	10,000	10,234
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	10,000	10,732
		20,966

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.8%
AES Corp. Senior Notes 4.88% due 05/15/2023	$3,000	$3,045
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	5,203
AES Corp. Senior Notes 8.00% due 06/01/2020	60,000	70,650
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	30,000	29,839
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,971
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	15,000	14,719
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	48,755
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	5,100
Exelon Corp. Senior Notes 2.85% due 06/15/2020	70,000	72,582
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	20,000	20,079
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	80,557
Southern Co. Senior Notes 1.85% due 07/01/2019	35,000	35,275
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,332
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	16,185
		442,292
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	12,670
Electronic Components-Semiconductors — 0.1%
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	26,758
Electronic Measurement Instruments — 0.1%
Fortive Corp. Company Guar. Notes 2.35% due 06/15/2021*	30,000	30,369
Security Description	Principal Amount(10)	Value (Note 2)
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	$90,000	$90,228
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	70,000	74,112
Finance-Consumer Loans — 0.4%
Navient Corp. Senior Notes 5.50% due 01/15/2019	25,000	25,375
Navient Corp. Senior Notes 6.63% due 07/26/2021	10,000	10,075
Navient Corp. Senior Notes 7.25% due 09/25/2023	45,000	45,000
Navient Corp. Senior Notes 8.45% due 06/15/2018	50,000	53,750
Synchrony Financial Senior Notes 2.60% due 01/15/2019	70,000	70,825
		205,025
Finance-Credit Card — 0.2%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	40,000	41,933
Visa, Inc. Senior Notes 4.30% due 12/14/2045	60,000	69,341
		111,274
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	10,000	10,739
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(12)	10,000	755
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(12)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(12)	11,000	1
		11,496
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	46,750
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	10,464
		57,214

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	$10,000	$11,213
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	25,000	25,231
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	30,000	31,090
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	10,000	10,580
		66,901
Food-Retail — 0.1%
Kroger Co. Senior Notes 1.50% due 09/30/2019	20,000	19,967
Kroger Co. Senior Notes 2.65% due 10/15/2026	25,000	24,813
Kroger Co. Senior Notes 3.88% due 10/15/2046	5,000	5,031
		49,811
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	40,857
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,900
Service Corp. International Senior Notes 5.38% due 01/15/2022	10,000	10,400
		51,300
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	26,500
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	10,000	10,056
		36,556
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	50,000	51,375
Security Description	Principal Amount(10)	Value (Note 2)
Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc./ KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	$25,000	$27,062
Hotels/Motels — 0.0%
Hilton Domestic Operating Co., Inc. Senior Notes 4.25% due 09/01/2024*	10,000	10,200
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,113
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,475
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	25,000	25,437
		38,025
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,844
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	9,925
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	70,815
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,925
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	30,000	31,350
Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	40,000	41,372
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	24,000	27,196
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	20,000	23,500
		92,068
Medical Products — 0.2%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	110,000	110,055

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	$20,000	$21,082
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	10,000	10,106
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	35,000	37,165
		68,353
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	25,000	25,309
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	6,000	6,304
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	77,316
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	15,412
		124,341
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	20,423
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	10,000	10,357
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	53,926
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,599
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	35,232
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	69,798
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	60,399
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	20,000	23,984
		285,718
Medical-Hospitals — 0.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	30,000	29,775
Security Description	Principal Amount(10)	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	$30,000	$31,012
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,513
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,650
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	40,000	44,300
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	25,000	25,938
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	75,000	79,312
		226,500
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,284
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	10,000	10,450
Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 4.55% due 11/14/2024	20,000	18,125
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	15,000	12,037
		30,162
Multimedia — 0.4%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	85,000	107,508
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	95,000	124,543
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	5,000	4,997
		237,048
Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	75,000	75,066
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	50,000	51,159
		126,225

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	$20,000	$21,470
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	55,000	62,152
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	50,000	60,838
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,596
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,094
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	20,000	20,625
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	80,000	90,173
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	19,950
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	95,000	94,321
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	12,388
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	25,000	27,305
Hess Corp. Senior Notes 4.30% due 04/01/2027	40,000	40,311
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	24,919
Hess Corp. Senior Notes 5.80% due 04/01/2047	30,000	30,695
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	25,547
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	90,160
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	20,000	19,603
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	40,000	37,047
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	10,000	10,641
Security Description	Principal Amount(10)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	$70,000	$75,916
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,713
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,981
		800,445
Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	10,300
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	55,000	54,634
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	15,000	14,805
		79,739
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	4,005
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	35,000	35,656
		39,661
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,256
Pipelines — 1.6%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,560
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,875
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,550
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,094
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	86,000	94,385
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	125,000	126,259
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	25,000	26,197

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	$15,000	$16,184
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	5,000	5,613
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	11,348
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	60,000	57,135
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	15,000	17,089
MPLX LP Company Guar. Notes 4.50% due 07/15/2023	5,000	5,097
MPLX LP Company Guar. Notes 4.88% due 12/01/2024	20,000	20,687
MPLX LP Company Guar. Notes 4.88% due 06/01/2025	10,000	10,333
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	50,000	47,387
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	50,000	50,684
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	60,000	66,161
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	31,162
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	15,000	15,975
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,120
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	25,000	26,687
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	44,859
Security Description	Principal Amount(10)	Value (Note 2)
Pipelines (continued)
Williams Partners LP Senior Notes 3.60% due 03/15/2022	$130,000	$132,258
Williams Partners LP Senior Notes 4.00% due 11/15/2021	20,000	20,699
Williams Partners LP Senior Notes 5.25% due 03/15/2020	25,000	27,064
		882,462
Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	85,000	88,319
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	10,000	9,400
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	10,000	10,465
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	25,000	26,085
HCP, Inc. Senior Notes 6.00% due 01/30/2017	50,000	50,715
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	15,000	15,802
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	50,000	55,513
		256,299
Real Estate Operations & Development — 0.2%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	105,727
Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	45,000	45,867
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	40,915
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	15,000	15,375
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,400
		122,557

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	$15,000	$15,051
Retail-Automobile — 0.1%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	30,000	30,094
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	40,000	39,089
Lowe's Cos., Inc. Senior Notes 2.50% due 04/15/2026	70,000	70,255
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	55,000	56,825
		166,169
Retail-Drug Store — 0.5%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	15,000	15,152
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	100,000	103,606
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	23,000	25,038
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	79,537
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	8,474	9,853
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	12,334	14,584
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	20,000	20,467
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	15,000	15,472
		283,709
Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	15,863
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	45,000	46,189
Security Description	Principal Amount(10)	Value (Note 2)
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	$10,000	$10,388
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,712
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	17,000	16,915
		43,015
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,600
Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	50,000	50,248
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	75,000	75,438
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	45,000	47,434
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	31,521
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	145,000	151,736
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	10,600
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	69,000	71,891
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	63,488
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	26,000	27,491
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	71,000	74,687
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	52,000	57,420
		661,954
Television — 0.2%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	15,000	15,909
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	85,000	87,231
		103,140

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	$15,000	$15,166
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	20,749
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	49,000	51,552
		87,467
Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	20,000	20,376
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	40,000	41,024
		61,400
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 3.25% due 04/01/2026	15,000	15,819
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	27,770
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	45,000	45,888
		89,477
Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	145,066
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,613
Total U.S. Corporate Bonds & Notes (cost $13,571,620)		14,232,819
FOREIGN CORPORATE BONDS & NOTES — 4.2%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	10,000	11,120
Banks-Commercial — 0.8%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	60,000	63,928
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	120,000	125,479
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	210,370
Security Description	Principal Amount(10)	Value (Note 2)
Banks-Commercial (continued)
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	$51,000	$55,746
		455,523
Building Products-Wood — 0.1%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	37,187
Diversified Banking Institutions — 0.4%
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	200,000	206,852
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	31,789
		238,641
Diversified Minerals — 0.0%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	10,000	11,450
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	45,000	48,699
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	15,000	14,945
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	10,000	9,958
		24,903
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,387
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,285
		8,672
Medical-Drugs — 0.4%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	50,063
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	90,000	89,796
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	75,000	74,717

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	$15,000	$15,070
		229,646
Medical-Generic Drugs — 0.7%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	165,000	166,702
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	115,000	118,739
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	25,551
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	35,000	35,657
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	30,000	31,331
		377,980
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	20,000	21,517
Oil Companies-Exploration & Production — 0.1%
Encana Corp. Senior Notes 3.90% due 11/15/2021	25,000	25,049
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	4,748
		29,797
Oil Companies-Integrated — 1.0%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	15,000	15,087
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	30,000	30,813
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	50,000	50,835
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	95,000	90,334
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	10,000	9,894
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	55,000	49,388
Security Description	Principal Amount(10)	Value (Note 2)
Oil Companies-Integrated (continued)
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019	$25,000	$26,836
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*	40,000	42,180
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	76,000	65,884
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	20,000	21,802
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	45,000	47,406
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	45,000	48,573
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	10,000	10,868
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	40,000	41,242
		551,142
Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	5,000	5,081
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	25,000	25,313
		30,394
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	25,562
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000	54,500
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	125,000	129,438
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	39,225
Wireless Equipment — 0.1%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	30,000	32,550
Total Foreign Corporate Bonds & Notes (cost $2,308,716)		2,357,946

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 1.3%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	$90,000	$118,236
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,750
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(12)	250,000	95,000
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(12)	110,000	41,800
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(12)	25,000	9,500
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,594
State of California General Obligation Bonds 7.35% due 11/01/2039	5,000	7,647
State of California General Obligation Bonds 7.55% due 04/01/2039	110,000	176,155
State of California General Obligation Bonds 7.60% due 11/01/2040	5,000	8,106
State of California General Obligation Bonds 7.63% due 03/01/2040	35,000	55,395
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,820
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	78,656
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	105,000	122,843
Total Municipal Bonds & Notes (cost $697,679)		732,502
Security Description	Principal Amount(10)	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 31.6%
Federal Home Loan Mtg. Corp. — 5.8%
2.49% due 02/01/2037 FRS	$3,011	$3,131
2.50% due 01/01/2028	9,000	9,346
2.50% due 04/01/2028	19,481	20,236
3.00% due 08/01/2027	12,122	12,738
3.00% due 10/01/2042	21,702	22,851
3.00% due 11/01/2042	8,049	8,384
3.00% due 02/01/2043	36,532	38,042
3.00% due 08/01/2043	75,088	78,838
3.00% due 04/01/2045	454,638	472,868
3.50% due 02/01/2042	9,977	10,526
3.50% due 03/01/2042	5,335	5,648
3.50% due 09/01/2043	34,393	36,651
3.50% due October TBA	500,000	527,490
3.50% due November TBA	500,000	526,885
4.00% due 03/01/2023	5,989	6,173
4.00% due 10/01/2043	16,176	17,363
4.00% due November TBA	600,000	642,867
4.50% due 01/01/2039	1,264	1,383
5.00% due 12/01/2020	1,930	2,052
5.00% due 07/01/2021	8,836	9,332
5.00% due 05/01/2034	13,706	15,177
5.50% due 07/01/2034	7,203	8,194
5.50% due 07/01/2035	9,114	10,363
5.50% due 04/01/2037	3,589	4,054
5.50% due 05/01/2037	3,433	3,885
5.50% due 08/01/2037	17,384	19,801
6.00% due 08/01/2036	2,434	2,777
6.50% due 05/01/2029	3,037	3,575
6.50% due 11/01/2034	4,157	4,762
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2013-K502, Class B 2.72% due 03/25/2045*(5)	100,000	100,189
Series 2014-K503, Class B 3.08% due 10/25/2047*(5)	90,000	91,173
Series 2012-K706, Class B 4.17% due 11/25/2044*(5)	75,000	77,967
Series 2010-K8, Class B 5.42% due 09/25/2043*(5)	100,000	109,591
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series DNA3, Class M2 3.38% due 04/25/2028(3)	280,000	288,642
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(3)(12)	1,364	1,386
Series 1577, Class PK 6.50% due 09/15/2023(3)	9,700	10,574
Series 1226, Class 7.75% due 03/15/2022(3)	847	898
		3,205,812

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 19.3%
2.50% due 02/01/2043	$163,856	$166,067
2.50% due 03/01/2043	162,208	164,397
2.50% due October TBA	200,000	207,151
2.62% due 05/01/2037 FRS	4,570	4,776
2.64% due 03/01/2027	38,914	40,516
2.64% due 10/01/2040 FRS	4,724	4,984
2.66% due 03/01/2027	210,000	219,040
2.78% due 03/01/2027	76,000	80,068
2.97% due 06/01/2027	135,000	144,109
3.00% due 01/01/2028	14,590	15,323
3.00% due October TBA	2,300,000	2,394,676
3.00% due November TBA	300,000	314,520
3.50% due 08/01/2026	1,986	2,095
3.50% due 10/01/2028	30,238	31,899
3.50% due October TBA	3,700,000	3,904,078
4.00% due 11/01/2040	76,342	82,204
4.00% due 11/01/2041	4,004	4,315
4.00% due 10/01/2043	75,874	81,702
4.00% due 11/01/2043	9,273	9,962
4.00% due 12/01/2043	45,291	49,812
4.00% due October TBA	700,000	751,789
4.50% due 01/01/2039	3,300	3,614
4.50% due 06/01/2039	42,844	46,932
4.50% due 05/01/2041	10,965	12,054
4.50% due October TBA	800,000	876,106
5.00% due 03/01/2018	2,172	2,232
5.00% due 06/01/2019	1,335	1,378
5.00% due 07/01/2040	31,790	35,299
5.50% due 06/01/2020	58,521	61,625
5.50% due 07/01/2020	9,547	9,913
5.50% due 03/01/2021	22,578	24,113
5.50% due 04/01/2021	17,563	18,553
5.50% due 06/01/2021	56,585	60,375
5.50% due 10/01/2021	31,531	33,741
5.50% due 12/01/2021	61,048	64,343
5.50% due 06/01/2022	65,389	69,950
5.50% due 12/01/2029	1,975	2,223
5.50% due 05/01/2034	4,622	5,253
5.50% due 08/01/2037	10,520	11,907
5.50% due 06/01/2038	986	1,120
5.50% due October TBA	200,000	225,375
6.00% due 06/01/2017	400	404
6.00% due 06/01/2026	18,828	21,553
6.00% due 03/01/2027	24,316	27,836
6.00% due 12/01/2033	2,524	2,936
6.00% due 05/01/2034	10,428	12,067
6.00% due 08/01/2034	864	998
6.00% due 06/01/2040	5,673	6,504
6.00% due October TBA	300,000	343,880
6.50% due 11/01/2035	8,459	10,244
6.50% due 10/01/2037	2,230	2,568
7.00% due 06/01/2037	20,625	23,105
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	9,382	9,484
		10,701,168
Security Description	Principal Amount(10)	Value (Note 2)
Government National Mtg. Assoc. — 6.5%
3.00% due October TBA	$1,200,000	$1,257,094
3.50% due October TBA	500,000	531,055
4.00% due 10/15/2040	23,945	25,742
4.00% due 02/15/2041	19,147	20,651
4.00% due 09/15/2041	19,670	21,206
4.00% due 10/15/2041	11,973	12,865
4.00% due October TBA	700,000	750,066
4.50% due 06/15/2041	247,415	273,653
5.00% due 01/15/2033	2,730	3,073
5.00% due 01/15/2040	56,460	64,238
5.00% due October TBA	300,000	333,967
5.50% due 04/15/2036	86,795	98,610
6.00% due 02/15/2033	17,723	20,304
6.50% due 07/15/2028	90,722	104,622
6.50% due 08/15/2028	5,618	6,479
6.50% due 09/15/2028	13,070	15,073
6.50% due 11/15/2028	18,553	21,396
7.00% due 01/15/2033	7,566	9,226
7.00% due 05/15/2033	10,815	13,128
7.00% due 11/15/2033	4,917	5,969
8.00% due 02/15/2030	1,878	2,140
8.50% due 11/15/2017	44	44
9.00% due 11/15/2021	170	189
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(3)	348	390
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	3,555	4,144
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	2,319	2,686
		3,598,010
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	12,000	12,202
Total U.S. Government Agencies (cost $17,299,209)		17,517,192
U.S. GOVERNMENT TREASURIES — 6.2%
United States Treasury Bonds — 2.0%
1.50% due 08/15/2026	403,000	399,364
2.50% due 02/15/2045(14)	150,000	155,016
3.00% due 05/15/2045(7)	370,000	421,858
3.00% due 11/15/2045	97,000	110,678
		1,086,916
United States Treasury Notes — 4.2%
0.13% due 07/15/2024 TIPS(8)	1,004,418	1,019,082
0.25% due 01/15/2025 TIPS(8)	1,306,666	1,330,881
		2,349,963
Total U.S. Government Treasuries (cost $3,276,127)		3,436,879

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(10)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 3.2%
Central Bank — 0.2%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	4,120,000	$118,762
Sovereign — 3.0%
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(8)	BRL	828,157	260,047
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(8)	BRL	334,787	103,919
Government of Japan Bills zero coupon due 01/11/2017	JPY	50,000,000	493,413
Government of Romania Bills 0.49% due 06/26/2017	RON	750,000	188,729
Government of Romania Bills 0.51% due 08/28/2017	RON	370,000	92,964
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(8)	UYU	1,459,090	41,656
Republic of Argentina Senior Notes 2.26% due 12/31/2038(9)	EUR	75,000	55,269
Republic of Colombia Bonds 4.25% due 05/17/2017(8)	COP	194,375,760	67,710
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	1,007,000,000	81,403
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	1,046,000,000	86,679
Republic of Turkey Bonds 10.60% due 02/11/2026	TRY	250,000	88,812
United Mexican States Senior Notes 4.75% due 03/08/2044		$6,000	6,217
United Mexican States Senior Notes 5.75% due 10/12/2110		70,000	74,025
			1,640,843
Total Foreign Government Obligations (cost $1,710,320)			1,759,605
OPTIONS — PURCHASED†(11)(12) — 0.0%
Put Options — Purchased		551,000	1,037
Put Options — Purchased	CNH	1,521,000	2,982
Total Options — Purchased (cost $8,671)			4,019
Total Long-Term Investment Securities (cost $63,677,064)			65,867,874
Security Description	Principal Amount(10)	Value (Note 2)
REPURCHASE AGREEMENTS — 6.0%
Bank of America Securities LLC Joint Repurchase Agreement (15)	$720,000	$720,000
Barclays Capital, Inc. Joint Repurchase Agreement (15)	360,000	360,000
BNP Paribas SA Joint Repurchase Agreement (15)	720,000	720,000
Deutsche Bank AG Joint Repurchase Agreement (15)	1,360,000	1,360,000
RBS Securities, Inc. Joint Repurchase Agreement (15)	180,000	180,000
Total Repurchase Agreements (cost $3,340,000)		3,340,000
TOTAL INVESTMENTS (cost $67,017,064)(16)	124.8%	69,207,874
Liabilities in excess of other assets	(24.8)	(13,756,758)
NET ASSETS	100.0%	$55,451,116

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2016, the aggregate value of these securities was $12,367,260 representing 22.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Collateralized Mortgage Obligation

(4)  Collateralized Loan Obligation

(5)  Commercial Mortgage Backed Security

(6)  Interest Only

(7)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(8)  Principal amount of security is adjusted for inflation.

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2016.

(10)  Denominated in United States dollars unless otherwise indicated.

(11)  Options — Purchased

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Over the Counter Put Options — Purchased

Issue	Expiration Month	Strike Price		Notional Amount	Premiums Paid	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	$47.79		138,000	$1,016	$207	$(809)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	47.81		276,000	2,459	437	(2,022)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	47.91		137,000	1,143	393	(750)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	14.93	CNH	507,000	1,401	841	(560)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	14.95	CNH	507,000	1,372	878	(494)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	15.14	CNH	507,000	1,279	1,263	(16)
					$8,670	$4,019	$(4,651)

(12)  Illiquid security. At September 30, 2016, the aggregate value of these securities was $770,042 representing 1.4% of net assets.

(13)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2016, the Multi-Managed Income Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$4,840	$1,209.97	0.00%

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(15)  See Note 2 for details of Joint Repurchase Agreements.

(16)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

CNH — Yuan Renminbi Offshore

COP — Colombian Peso

DAC — Designated Activity Company

EUR — Euro Currency

GBP — Pound Sterling

IDR — Indonesian Rupiah

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Leu

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

THB — Thailand Baht

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

UYU — Uruguayan Peso

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2016 and unless otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
7	Long	90 Day Eurodollar	December 2017	$1,730,813	$1,731,363	$550
7	Short	90 Day Eurodollar	September 2018	1,729,151	1,729,875	(724)
8	Short	U.S. Treasury 2 Year Notes	December 2016	1,748,500	1,747,750	750
92	Long	U.S. Treasury 5 Year Notes	December 2016	11,177,281	11,179,437	2,156
1	Long	U.S. Treasury Long Bonds	December 2016	170,790	168,156	(2,634)
68	Short	U.S. Treasury 10 Year Notes	December 2016	8,925,531	8,916,500	9,031
7	Long	U.S. Treasury Ultra Bonds	December 2016	1,307,958	1,287,125	(20,833)
						$(11,704)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	45,000	USD	50,616	12/21/2016	$—	$(117)
	EUR	120,000	USD	129,009	03/15/2017	—	(6,812)
	TRY	140,000	USD	45,548	12/21/2016	—	(381)
	USD	22,487	EUR	20,000	03/15/2017	150	—
						150	(7,310)
BNP Paribas SA	RON	140,000	USD	35,692	08/28/2017	73	—
Citibank N.A.	IDR	749,500,000	USD	57,832	10/21/2016	362	—
	JPY	50,000,000	USD	482,975	01/11/2017	—	(12,388)
	RON	750,000	USD	187,245	06/26/2017	—	(3,389)
	USD	57,301	IDR	749,500,000	10/21/2016	169	—
	USD	49,950	EUR	45,000	03/15/2017	983	—
						1,514	(15,777)
Credit Suisse AG	USD	57,248	RUB	3,665,000	10/21/2016	900	—
Goldman Sachs International	BRL	345,000	USD	103,604	12/02/2016	—	(716)
	USD	56,390	COP	165,250,000	10/21/2016	735	—
	USD	115,423	ZAR	1,570,000	10/21/2016	—	(1,381)
	USD	68,771	ZAR	980,000	12/21/2016	1,574	—
	ZAR	980,000	USD	67,782	12/21/2016	—	(2,563)
						2,309	(4,660)
JPMorgan Chase Bank	RON	230,000	USD	58,703	08/28/2017	188	—
	RUB	7,330,000	USD	115,624	10/21/2016	—	(670)
	USD	57,176	RUB	3,665,000	10/21/2016	971	—
						1,159	(670)
Morgan Stanley and Co., Inc.	BRL	830,000	USD	250,023	12/02/2016	—	(949)
Standard Chartered Bank	COP	330,500,000	USD	114,074	10/21/2016	—	(175)
	IDR	2,257,695,000	USD	169,078	12/21/2016	—	(2,717)
	THB	4,140,000	USD	118,506	12/21/2016	—	(850)
						—	(3,742)
State Street Bank and Trust Co.	COP	198,500,000	USD	66,027	12/21/2016	—	(1,909)
	USD	57,111	COP	165,250,000	10/21/2016	14	—
						14	(1,909)
UBS AG	EUR	286,000	USD	321,370	10/31/2016	—	(313)
	GBP	174,000	USD	225,438	10/31/2016	—	(218)
	USD	63,064	EUR	55,000	03/15/2017	—	(813)
						—	(1,344)
Net Unrealized Appreciation (Depreciation)						$6,119	$(36,361)

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

BRL — Brazilian Real
COP — Colombian Peso
EUR — Euro Currency
GBP — Pound Sterling
IDR — Indonesian Rupiah
JPY — Japanese Yen
RON — Romanian Leu
RUB — Russian Ruble
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	532	09/29/2026	1 Year USD-Federal Funds- H.15-OIS-COMPOUND	1.00%	$747	$19

Over the Counter Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
INR	6,145	09/12/2021	6.26%	6 Month INR-MIBOR- OIS-COMPOUND	$—	$174

INR — Indian Rupee

OIS — Overnight Index Swap

MIBOR — Mumbai Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$4,840	$4,840
Other Industries	9,122,578	—	—	9,122,578
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	1,346,712	—	1,346,712
Asset Backed Securities	—	15,352,781	—	15,352,781
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	11,494	2	11,496
Other Industries	—	14,221,323	—	14,221,323
Foreign Corporate Bonds & Notes	—	2,357,946	—	2,357,946
Municipal Bond & Notes	—	732,502	—	732,502
U.S. Government Agencies	—	17,517,192	—	17,517,192
U.S. Government Treasuries	—	3,436,879	—	3,436,879
Foreign Government Obligations	—	1,759,605	—	1,759,605
Options — Purchased	—	4,019	—	4,019
Repurchase Agreements	—	3,340,000	—	3,340,000
Total Investments at Value	$9,122,578	$60,080,453	$4,843	$69,207,874
Other Financial Instruments:†
Futures Contracts	$12,487	$—	$—	$12,487
Forward Foreign Currency Contracts	—	6,119	—	6,119
Centrally Cleared Interest Rate Swap Contracts	—	19	—	19
Over the Counter Interest Rate Swap Contracts	—	174	—	174
Total Other Financial Instruments	$12,487	$6,312	$—	$18,799

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$24,191	$—	$—	$24,191
Forward Foreign Currency Contracts	—	36,361	—	36,361
Total Other Financial Instruments	$24,191	$36,361	$—	$60,552

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Repurchase Agreements	11.0%
Diversified Banking Institutions	4.6
Medical-Drugs	4.3
Oil Companies-Integrated	2.9
Real Estate Investment Trusts	2.5
Electric-Integrated	2.3
E-Commerce/Products	2.2
Telephone-Integrated	2.1
Applications Software	2.0
Web Portals/ISP	2.0
Federal National Mtg. Assoc.	2.0
Medical-Biomedical/Gene	1.9
Computers	1.8
Retail-Building Products	1.8
United States Treasury Notes	1.8
Insurance-Multi-line	1.8
Banks-Commercial	1.6
Diversified Financial Services	1.5
Beverages-Non-alcoholic	1.4
Medical-Wholesale Drug Distribution	1.3
Tobacco	1.3
Medical-HMO	1.3
Retail-Restaurants	1.3
Retail-Discount	1.2
Insurance-Life/Health	1.2
Aerospace/Defense	1.2
Electronic Components-Semiconductors	1.1
Broadcast Services/Program	1.0
Transport-Services	0.9
Auto/Truck Parts & Equipment-Original	0.9
Oil Companies-Exploration & Production	0.9
Internet Content-Entertainment	0.8
Diversified Manufacturing Operations	0.8
Consumer Products-Misc.	0.8
Computer Services	0.8
Oil-Field Services	0.7
Semiconductor Equipment	0.7
Gas-Distribution	0.7
Electronics-Military	0.7
Chemicals-Diversified	0.7
Semiconductor Components-Integrated Circuits	0.6
Food-Confectionery	0.6
Cosmetics & Toiletries	0.6
Electronic Forms	0.6
Airlines	0.6
Telecommunication Equipment	0.6
Retail-Apparel/Shoe	0.6
Containers-Metal/Glass	0.5
Cellular Telecom	0.5
Gold Mining	0.5
Commercial Services	0.5
Disposable Medical Products	0.5
Food-Misc./Diversified	0.5
Banks-Fiduciary	0.5
Networking Products	0.5
Auto-Cars/Light Trucks	0.5
Finance-Investment Banker/Broker	0.5
Building Products-Wood	0.4
Advertising Agencies	0.4
Multimedia	0.4
Oil & Gas Drilling	0.4%
Real Estate Operations & Development	0.4
Pipelines	0.4
Banks-Super Regional	0.4
Electronic Measurement Instruments	0.4
United States Treasury Bonds	0.4
Food-Retail	0.4
Commercial Services-Finance	0.4
Building-Heavy Construction	0.4
Non-Hazardous Waste Disposal	0.4
Investment Management/Advisor Services	0.4
U.S. Government Treasuries	0.4
Apparel Manufacturers	0.3
Insurance-Reinsurance	0.3
Internet Application Software	0.3
Food-Wholesale/Distribution	0.3
Containers-Paper/Plastic	0.3
Electric-Distribution	0.3
Instruments-Controls	0.3
Chemicals-Specialty	0.3
Television	0.3
Building & Construction Products-Misc.	0.3
X-Ray Equipment	0.3
Engineering/R&D Services	0.3
Office Automation & Equipment	0.3
Building-Residential/Commercial	0.3
Private Equity	0.3
Steel-Producers	0.2
Cable/Satellite TV	0.2
Finance-Auto Loans	0.2
Tools-Hand Held	0.2
Transport-Rail	0.2
Finance-Consumer Loans	0.2
Brewery	0.2
Medical-Hospitals	0.2
Real Estate Management/Services	0.2
Auction Houses/Art Dealers	0.2
Printing-Commercial	0.2
Finance-Leasing Companies	0.2
Casino Hotels	0.2
Wireless Equipment	0.2
Data Processing/Management	0.2
Gambling (Non-Hotel)	0.2
Distribution/Wholesale	0.2
Machinery-General Industrial	0.2
Aerospace/Defense-Equipment	0.2
Metal-Diversified	0.2
Rental Auto/Equipment	0.2
Hotels/Motels	0.2
Paper & Related Products	0.1
Building & Construction-Misc.	0.1
Food-Catering	0.1
Investment Companies	0.1
Machinery-Pumps	0.1
Radio	0.1
Computers-Memory Devices	0.1
Insurance-Property/Casualty	0.1
Energy-Alternate Sources	0.1
Resorts/Theme Parks	0.1
Electronic Security Devices	0.1

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Publishing-Newspapers	0.1%
Computers-Integrated Systems	0.1
Independent Power Producers	0.1
Retail-Major Department Stores	0.1
Veterinary Diagnostics	0.1
Retail-Drug Store	0.1
Appliances	0.1
Retail-Hypermarkets	0.1
Electric-Transmission	0.1
Federal Home Loan Mtg. Corp.	0.1
Telecom Services	0.1
Building Products-Cement	0.1
Machinery-Electrical	0.1
Finance-Commercial	0.1
Municipal Bonds & Notes	0.1
Entertainment Software	0.1
Finance-Mortgage Loan/Banker	0.1
Metal Processors & Fabrication	0.1
Casino Services	0.1
Theaters	0.1
Agricultural Chemicals	0.1
Travel Services	0.1
Diversified Operations/Commercial Services	0.1
Soap & Cleaning Preparation	0.1
Building-Mobile Home/Manufactured Housing	0.1
Transactional Software	0.1
Insurance-Mutual	0.1
Electronic Components-Misc.	0.1
Medical Instruments	0.1
Retail-Catalog Shopping	0.1
Food-Meat Products	0.1
Medical Products	0.1
Medical-Generic Drugs	0.1
Rubber-Tires	0.1
Shipbuilding	0.1
Diversified Minerals	0.1
Diversified Operations	0.1
Circuit Boards	0.1
Enterprise Software/Service	0.1
Electric Products-Misc.	0.1
Retail-Regional Department Stores	0.1
Publishing-Periodicals	0.1
Sugar	0.1
Machinery-Construction & Mining	0.1
Retail-Petroleum Products	0.1
101.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 75.6%
Advertising Agencies — 0.4%
Innocean Worldwide, Inc.(1)	694	$46,209
Interpublic Group of Cos., Inc.	13,000	290,550
WPP PLC(1)	9,135	215,008
		551,767
Advertising Sales — 0.0%
Stroeer SE & Co. KGaA(1)	284	12,339
Advertising Services — 0.0%
Hakuhodo DY Holdings, Inc.(1)	1,300	15,180
Publicis Groupe SA(1)	225	17,016
		32,196
Aerospace/Defense — 1.2%
Korea Aerospace Industries, Ltd.(1)	650	45,111
LIG Nex1 Co., Ltd.(1)	332	25,057
Northrop Grumman Corp.	3,200	684,640
Raytheon Co.	5,200	707,876
Thales SA(1)	688	63,372
		1,526,056
Aerospace/Defense-Equipment — 0.0%
Airbus Group SE(1)	453	27,401
Agricultural Chemicals — 0.1%
Monsanto Co.	128	13,082
Yara International ASA(1)	2,195	73,085
		86,167
Agricultural Operations — 0.0%
Adecoagro SA†	4,535	51,744
Airlines — 0.6%
Air Canada	837	6,763
ANA Holdings, Inc.(1)	19,000	51,647
Asia Aviation PCL NVDR†(1)	232,900	48,441
Delta Air Lines, Inc.	13,600	535,296
easyJet PLC(1)	617	8,065
Japan Airlines Co., Ltd.(1)	600	17,663
Qantas Airways, Ltd.(1)	10,934	26,228
		694,103
Airport Development/Maintenance — 0.0%
Aena SA*(1)	36	5,310
Apparel Manufacturers — 0.3%
Carter's, Inc.	3,900	338,169
Christian Dior SE(1)	414	74,183
		412,352
Appliances — 0.1%
Coway Co., Ltd.(1)	835	72,246
Electrolux AB, Series B(1)	1,936	48,515
		120,761
Applications Software — 2.0%
Intuit, Inc.	1,400	154,014
Microsoft Corp.	38,772	2,233,267
Nuance Communications, Inc.†	7,500	108,750
ServiceNow, Inc.†	150	11,873
		2,507,904
Security Description	Shares	Value (Note 2)
Athletic Equipment — 0.0%
Vista Outdoor, Inc.†	900	$35,874
Athletic Footwear — 0.0%
Yue Yuen Industrial Holdings, Ltd.(1)	10,000	41,463
Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc.	5,300	228,748
Audio/Video Products — 0.0%
Panasonic Corp.(1)	1,900	19,011
Auto-Cars/Light Trucks — 0.3%
Fiat Chrysler Automobiles NV(1)	12,330	78,283
Fuji Heavy Industries, Ltd.(1)	1,400	52,576
Kia Motors Corp.(1)	1,062	40,822
Mazda Motor Corp.(1)	3,300	50,702
Nissan Motor Co., Ltd.(1)	1,900	18,606
Peugeot SA†(1)	2,217	33,845
Renault SA(1)	865	71,070
		345,904
Auto-Heavy Duty Trucks — 0.0%
Hino Motors, Ltd.(1)	1,500	16,059
Auto/Truck Parts & Equipment-Original — 0.8%
Allison Transmission Holdings, Inc.	13,800	395,784
Lear Corp.	2,500	303,050
Mobileye NV†	340	14,474
Nexteer Automotive Group, Ltd.(1)	46,000	59,982
Valeo SA(1)	1,518	88,523
Visteon Corp.	2,400	171,984
		1,033,797
Auto/Truck Parts & Equipment-Replacement — 0.0%
Xinyi Glass Holdings, Ltd.(1)	6,000	5,473
Banks-Commercial — 1.4%
Abu Dhabi Commercial Bank PJSC(1)	30,713	53,878
Australia & New Zealand Banking Group, Ltd.(1)	1,360	28,878
Banco Macro SA ADR	448	35,056
Banco Santander SA(1)	25,142	111,178
Bank of China, Ltd.(1)	248,000	114,357
Bank of Ireland†(1)	13,000	2,708
Bank Tabungan Negara Persero Tbk PT(1)	351,400	51,811
Concordia Financial Group, Ltd.(1)	10,400	45,461
Credicorp, Ltd.	500	76,110
Danske Bank A/S(1)	136	3,983
DNB ASA(1)	193	2,536
Fukuoka Financial Group, Inc.(1)	6,000	24,922
Grupo Financiero Banorte SAB de CV, Class O	17,490	91,817
Grupo Supervielle SA ADR†	2,442	36,166
Industrial & Commercial Bank of China, Ltd., Class H(1)	152,000	95,879
ING Groep NV(1)	1,967	24,247
Itau Unibanco Holding SA ADR	4,489	49,110
Metro Bank PLC†(1)	465	16,607
Permanent TSB Group Holdings PLC†(1)	4,152	9,585

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Popular, Inc.	4,200	$160,524
Raiffeisen Bank International AG†(1)	1,017	15,486
Regions Financial Corp.	23,700	233,919
Resona Holdings, Inc.(1)	20,200	84,951
Sberbank of Russia PJSC ADR(1)	12,805	119,868
Skandinaviska Enskilda Banken AB, Class A(1)	352	3,534
Sumitomo Mitsui Financial Group, Inc.(1)	4,600	155,033
Sumitomo Mitsui Trust Holdings, Inc.(1)	800	25,962
Suruga Bank, Ltd.(1)	300	7,194
Swedbank AB, Class A(1)	166	3,898
Virgin Money Holdings UK PLC(1)	920	3,711
Woori Bank(1)	1,814	18,792
		1,707,161
Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	12,400	494,512
Banks-Super Regional — 0.3%
Capital One Financial Corp.	1,100	79,013
Moneta Money Bank AS†*(1)	16,094	51,371
SunTrust Banks, Inc.	6,900	302,220
		432,604
Beverages-Non-alcoholic — 1.4%
Coca-Cola Amatil, Ltd.(1)	19,853	156,028
Dr Pepper Snapple Group, Inc.	4,600	420,026
PepsiCo, Inc.	10,800	1,174,716
		1,750,770
Beverages-Wine/Spirits — 0.0%
Diageo PLC(1)	607	17,405
Brewery — 0.1%
Anheuser-Busch InBev NV ADR	371	48,753
Anheuser-Busch InBev SA/NV(1)	530	69,575
Heineken Holding NV(1)	372	29,823
Heineken NV(1)	146	12,841
		160,992
Broadcast Services/Program — 0.9%
Discovery Communications, Inc., Class A†	33,800	909,896
Global Mediacom Tbk PT(1)	183,600	12,557
Starz, Class A†	5,000	155,950
		1,078,403
Building & Construction Products-Misc. — 0.2%
Cie de Saint-Gobain(1)	81	3,497
Owens Corning	3,500	186,865
Sika AG(1)	8	38,882
		229,244
Building & Construction-Misc. — 0.1%
Adhi Karya Persero Tbk PT(1)	217,200	39,306
China Communications Construction Co., Ltd., Class H(1)	28,000	29,679
Security Description	Shares	Value (Note 2)
Building & Construction-Misc. (continued)
China State Construction International Holdings, Ltd.(1)	40,000	$52,899
CIMIC Group, Ltd.(1)	383	8,469
HomeServe PLC(1)	806	6,005
Kumagai Gumi Co., Ltd.(1)	9,000	23,265
Taisei Corp.(1)	3,000	22,460
		182,083
Building Products-Cement — 0.1%
Boral, Ltd.(1)	6,616	34,293
Cemex SAB de CV ADR†	4,233	33,610
CRH PLC(1)	116	3,879
LafargeHolcim, Ltd.(1)	294	15,870
		87,652
Building Products-Wood — 0.4%
Masco Corp.	16,200	555,822
Building-Heavy Construction — 0.3%
ACS Actividades de Construccion y Servicios SA(1)	2,563	77,460
Promotora y Operadora de Infraestructura SAB de CV	4,427	47,659
Skanska AB, Class B(1)	3,552	82,878
Vinci SA(1)	2,490	190,399
		398,396
Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	1,000	84,700
Building-Residential/Commercial — 0.1%
Berkeley Group Holdings PLC(1)	546	18,287
Iida Group Holdings Co., Ltd.(1)	1,700	34,173
Persimmon PLC(1)	836	19,704
Sekisui Chemical Co., Ltd.(1)	1,000	14,373
Taylor Wimpey PLC(1)	7,879	15,772
		102,309
Cable/Satellite TV — 0.0%
Liberty Global PLC, Class C†	109	3,601
SFR Group SA(1)	543	15,955
Sky PLC(1)	1,758	20,371
		39,927
Casino Hotels — 0.0%
SJM Holdings, Ltd.(1)	26,000	19,230
Wynn Macau, Ltd.(1)	5,200	8,689
		27,919
Casino Services — 0.0%
Aristocrat Leisure, Ltd.(1)	3,589	43,538
Cellular Telecom — 0.3%
China Mobile, Ltd.(1)	17,000	208,723
NTT DOCOMO, Inc.(1)	3,700	93,811
Safaricom, Ltd.(1)	229,403	45,073
Vodafone Group PLC(1)	20,729	59,438
		407,045
Chemicals-Diversified — 0.6%
Akzo Nobel NV(1)	485	32,821
Asahi Kasei Corp.(1)	6,000	47,808
BASF SE(1)	2,498	213,623

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
Celanese Corp., Series A	2,700	$179,712
Covestro AG*(1)	681	40,267
Dow Chemical Co.	243	12,595
Evonik Industries AG(1)	2,274	76,858
Hitachi Chemical Co., Ltd.(1)	1,600	36,672
Kuraray Co., Ltd.(1)	2,300	34,139
LANXESS AG(1)	54	3,354
Mitsubishi Gas Chemical Co., Inc.(1)	1,500	21,450
Sociedad Quimica y Minera de Chile SA ADR	240	6,456
		705,755
Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG(1)	59	31,660
Chemicals-Specialty — 0.2%
Albemarle Corp.	162	13,849
Cabot Corp.	1,100	57,651
Daicel Corp.(1)	1,500	19,016
Soulbrain Co., Ltd.(1)	615	34,249
W.R. Grace & Co.	1,200	88,560
		213,325
Circuit Boards — 0.1%
Tripod Technology Corp.(1)	32,000	71,347
Commercial Services — 0.5%
CoreLogic, Inc.†	2,400	94,128
Quanta Services, Inc.†	10,800	302,292
RELX PLC(1)	2,333	44,272
ServiceMaster Global Holdings, Inc.†	3,800	127,984
		568,676
Commercial Services-Finance — 0.4%
Euronet Worldwide, Inc.†	1,200	98,196
Experian PLC(1)	1,750	35,063
Global Payments, Inc.	800	61,408
TransUnion†	1,600	55,200
Vantiv, Inc., Class A†	4,100	230,707
		480,574
Computer Services — 0.8%
Amdocs, Ltd.	6,200	358,670
Atos SE(1)	795	85,663
Computer Sciences Corp.	8,600	449,006
CSRA, Inc.	3,300	88,770
		982,109
Computer Software — 0.0%
RIB Software AG(1)	923	11,364
Computers — 1.7%
Apple, Inc.	14,422	1,630,407
HP, Inc.	31,100	482,983
Lenovo Group, Ltd.(1)	4,000	2,671
		2,116,061
Computers-Integrated Systems — 0.1%
Fujitsu, Ltd.(1)	4,000	21,594
NCR Corp.†	4,100	131,979
		153,573
Security Description	Shares	Value (Note 2)
Computers-Memory Devices — 0.1%
Brocade Communications Systems, Inc.	18,600	$171,678
Consumer Products-Misc. — 0.8%
Clorox Co.	3,500	438,130
Kimberly-Clark Corp.	4,200	529,788
		967,918
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	11,300	645,117
Containers-Paper/Plastic — 0.2%
Berry Plastics Group, Inc.†	2,700	118,395
Graphic Packaging Holding Co.	9,900	138,501
		256,896
Cosmetics & Toiletries — 0.6%
AMOREPACIFIC Group(1)	589	88,565
Beauty Community PCL†	125,300	34,354
Coty, Inc., Class A	599	14,076
Estee Lauder Cos., Inc., Class A	4,800	425,088
Kao Corp.(1)	2,300	129,550
Shiseido Co., Ltd.(1)	100	2,644
Unilever NV CVA(1)	489	22,558
		716,835
Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	1,700	115,243
CompuGroup Medical SE(1)	527	24,294
		139,537
Disposable Medical Products — 0.5%
C.R. Bard, Inc.	2,600	583,128
Distribution/Wholesale — 0.1%
Bunzl PLC(1)	356	10,533
Jardine Cycle & Carriage, Ltd.(1)	800	25,298
Pool Corp.	900	85,068
Rexel SA(1)	572	8,755
Wolseley PLC(1)	68	3,833
		133,487
Diversified Banking Institutions — 4.4%
BNP Paribas SA(1)	3,256	167,410
Citigroup, Inc.	35,100	1,657,773
Credit Suisse Group AG(1)	163	2,133
HSBC Holdings PLC(1)	14,759	110,811
JPMorgan Chase & Co.	29,289	1,950,355
Lloyds Banking Group PLC(1)	2,480	1,756
Mitsubishi UFJ Financial Group, Inc.(1)	27,900	140,689
Mizuho Financial Group, Inc.(1)	90,800	151,708
Morgan Stanley	38,400	1,231,104
Natixis SA(1)	542	2,526
Societe Generale SA(1)	2,758	95,180
UBS Group AG(1)	1,402	19,037
		5,530,482
Diversified Financial Services — 0.0%
Unifin Financiera SAPI de CV SOFOM ENR	11,408	34,419

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Manufacturing Operations — 0.7%
A.O. Smith Corp.	1,500	$148,185
Carlisle Cos., Inc.	1,000	102,570
Crane Co.	700	44,107
Fabrinet†	1,154	51,457
Ingersoll-Rand PLC	4,900	332,906
Siemens AG(1)	1,675	196,080
		875,305
Diversified Minerals — 0.1%
BHP Billiton, Ltd.(1)	3,655	63,232
Diversified Operations — 0.1%
Industrivarden AB, Class A(1)	2,495	49,671
Wharf Holdings, Ltd.(1)	2,000	14,654
		64,325
Diversified Operations/Commercial Services — 0.1%
Brambles, Ltd.(1)	9,237	84,936
Drug Delivery Systems — 0.0%
Clinigen Group PLC(1)	2,191	20,362
E-Commerce/Products — 2.2%
Alibaba Group Holding, Ltd. ADR†	3,052	322,871
Amazon.com, Inc.†	1,922	1,609,310
B2W Companhia Global Do Varejo†	9,578	46,975
eBay, Inc.†	21,493	707,119
		2,686,275
E-Marketing/Info — 0.0%
Criteo SA ADR†	366	12,850
E-Services/Consulting — 0.0%
SMS Co., Ltd.(1)	300	8,006
Educational Software — 0.0%
Instructure, Inc.†	367	9,311
Electric-Distribution — 0.3%
PPL Corp.	10,300	356,071
Uniper SE†	996	12,201
		368,272
Electric-Generation — 0.0%
Huadian Fuxin Energy Corp., Ltd.(1)	174,000	41,504
Electric-Integrated — 1.9%
American Electric Power Co., Inc.	2,500	160,525
Chubu Electric Power Co., Inc.(1)	3,500	50,959
Cia Paranaense de Energia, Class B (Preference Shares)	2,900	29,989
CLP Holdings, Ltd.(1)	8,500	88,248
E.ON SE(1)	9,964	70,543
Edison International	4,900	354,025
EDP - Energias do Brasil SA	8,563	37,863
Endesa SA(1)	3,334	71,459
Enel SpA(1)	29,234	130,384
Entergy Corp.	12,900	989,817
Iberdrola SA(1)	11,035	74,965
Korea Electric Power Corp.(1)	98	4,799
RWE AG†(1)	2,465	42,472
SSE PLC(1)	241	4,892
Tenaga Nasional Bhd(1)	18,000	62,309
Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Tohoku Electric Power Co., Inc.(1)	3,200	$41,734
Tokyo Electric Power Co. Holdings, Inc.†(1)	2,900	12,542
Westar Energy, Inc.	2,300	130,525
		2,358,050
Electronic Components-Misc. — 0.1%
Casetek Holdings, Ltd.(1)	13,000	47,724
Murata Manufacturing Co., Ltd.(1)	200	26,087
		73,811
Electronic Components-Semiconductors — 1.1%
Infineon Technologies AG(1)	604	10,777
NVIDIA Corp.	12,600	863,352
Samsung Electronics Co., Ltd.(1)	218	317,723
SK Hynix, Inc.(1)	3,484	127,509
		1,319,361
Electronic Forms — 0.6%
Adobe Systems, Inc.†	6,700	727,218
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	10,900	513,281
Sartorius AG (Preference Shares)(1)	202	16,812
		530,093
Electronic Security Devices — 0.1%
Allegion PLC	2,100	144,711
Johnson Controls International PLC	386	17,952
		162,663
Electronics-Military — 0.7%
L-3 Communications Holdings, Inc.	5,500	829,015
Energy-Alternate Sources — 0.1%
Concord New Energy Group, Ltd.(1)	1,200,000	63,799
Vestas Wind Systems A/S(1)	1,240	102,448
		166,247
Engineering/R&D Services — 0.3%
CTCI Corp.(1)	41,000	60,184
Fluor Corp.	2,100	107,772
Jacobs Engineering Group, Inc.†	1,800	93,096
KBR, Inc.	3,200	48,416
Kyudenko Corp.(1)	600	21,970
		331,438
Enterprise Software/Service — 0.0%
Oracle Corp. Japan(1)	200	11,290
Entertainment Software — 0.1%
GungHo Online Entertainment, Inc.(1)	11,600	28,429
NetEase, Inc. ADR	135	32,505
Nexon Co., Ltd.(1)	2,600	40,627
		101,561
Environmental Consulting & Engineering — 0.0%
Sweco AB, Class B(1)	416	8,569
Finance-Auto Loans — 0.1%
Ally Financial, Inc.	8,300	161,601

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Consumer Loans — 0.2%
Synchrony Financial	8,300	$232,400
Finance-Investment Banker/Broker — 0.4%
Daiwa Securities Group, Inc.(1)	3,000	16,894
E*TRADE Financial Corp.†	14,400	419,328
Macquarie Group, Ltd.(1)	316	19,906
		456,128
Finance-Leasing Companies — 0.2%
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	20,500	94,061
ORIX Corp.(1)	6,800	100,337
		194,398
Finance-Other Services — 0.0%
Euronext NV*(1)(2)	246	10,497
Moscow Exchange MICEX-RTS PJSC	19,879	40,185
		50,682
Fisheries — 0.0%
Salmar ASA(1)	308	9,419
Food-Catering — 0.1%
Compass Group PLC(1)	9,207	178,546
Food-Confectionery — 0.6%
Barry Callebaut AG(1)	3	3,986
Hershey Co.	4,500	430,200
J.M. Smucker Co.	2,400	325,296
		759,482
Food-Meat Products — 0.1%
S Foods, Inc.(1)	300	7,839
WH Group, Ltd.*(1)	79,000	63,904
		71,743
Food-Misc./Diversified — 0.4%
Associated British Foods PLC(1)	748	25,207
ConAgra Foods, Inc.	800	37,688
Ingredion, Inc.	1,400	186,284
Kerry Group PLC, Class A(1)	388	32,327
MEIJI Holdings Co., Ltd.(1)	200	19,785
Nestle SA(1)	1,770	139,465
Nomad Foods, Ltd.†	1,341	15,851
Orkla ASA(1)	2,461	25,426
Tat Gida Sanayi AS(1)	13,856	27,226
Tate & Lyle PLC(1)	2,231	21,678
		530,937
Food-Retail — 0.4%
J Sainsbury PLC(1)	12,223	38,918
Koninklijke Ahold Delhaize NV(1)	9,501	216,426
METRO AG(1)	1,300	38,682
Seven & i Holdings Co., Ltd.(1)	100	4,726
WM Morrison Supermarkets PLC(1)	19,288	54,444
Woolworths, Ltd.(1)	1,643	29,351
X5 Retail Group NV GDR†(1)	4,120	119,351
		501,898
Security Description	Shares	Value (Note 2)
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	7,800	$382,278
Gambling (Non-Hotel) — 0.1%
International Game Technology PLC	2,900	70,702
Tabcorp Holdings, Ltd.(1)	4,451	17,035
William Hill PLC(1)	6,366	25,100
		112,837
Gas-Distribution — 0.7%
Centrica PLC(1)	6,150	18,190
NiSource, Inc.	7,600	183,236
Toho Gas Co., Ltd.(1)	7,000	65,525
Tokyo Gas Co., Ltd.(1)	5,000	22,247
UGI Corp.	11,150	504,426
Vectren Corp.	1,000	50,200
		843,824
Gold Mining — 0.5%
AngloGold Ashanti, Ltd.†(1)	3,759	60,322
Newcrest Mining, Ltd.(1)	472	7,841
Newmont Mining Corp.	13,800	542,202
Northern Star Resources, Ltd.(1)	2,285	7,959
		618,324
Hotels/Motels — 0.1%
Dalata Hotel Group PLC†(1)	5,776	26,603
Hyatt Hotels Corp., Class A†	900	44,298
		70,901
Import/Export — 0.0%
ITOCHU Corp.(1)	3,700	46,350
Mitsubishi Corp.(1)	300	6,819
		53,169
Instruments-Controls — 0.3%
Honeywell International, Inc.	3,100	361,429
Insurance-Life/Health — 1.1%
Aflac, Inc.	4,900	352,163
AIA Group, Ltd.(1)	15,200	101,842
Aviva PLC(1)	4,084	23,369
Challenger, Ltd.(1)	4,495	35,078
China Life Insurance Co., Ltd.(1)	52,000	47,805
Legal & General Group PLC(1)	3,317	9,421
Lincoln National Corp.	8,200	385,236
NN Group NV(1)	1,565	48,034
Prudential Financial, Inc.	2,900	236,785
Prudential PLC(1)	1,042	18,494
Swiss Life Holding AG(1)	305	78,822
Unum Group	1,300	45,903
		1,382,952
Insurance-Multi-line — 1.6%
Aegon NV(1)	4,245	16,266
Ageas(1)	1,189	43,362
Allianz SE(1)	1,165	172,924
Allstate Corp.	9,900	684,882
American Financial Group, Inc.	1,100	82,500
AXA SA(1)	5,241	111,509
Chubb, Ltd.	44	5,529
CNP Assurances(1)	3,308	55,573

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc.	8,800	$376,816
Mapfre SA(1)	10,498	29,364
MetLife, Inc.	1,100	48,873
Ping An Insurance Group Co. of China, Ltd.(1)	15,000	78,510
Voya Financial, Inc.	7,900	227,678
		1,933,786
Insurance-Property/Casualty — 0.1%
Admiral Group PLC(1)	483	12,828
Dongbu Insurance Co., Ltd.(1)	1,000	62,083
Hyundai Marine & Fire Insurance Co., Ltd.(1)	2,171	71,523
		146,434
Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	1,300	60,567
Muenchener Rueckversicherungs- Gesellschaft AG(1)	228	42,522
Reinsurance Group of America, Inc.	1,100	118,734
SCOR SE(1)	142	4,414
Swiss Re AG(1)	1,847	166,638
		392,875
Internet Application Software — 0.3%
Tencent Holdings, Ltd.(1)	13,900	385,144
Internet Connectivity Services — 0.0%
Com Hem Holding AB(1)	2,503	23,137
Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	7,797	1,000,121
Internet Content-Information/News — 0.0%
Mixi, Inc.(1)	600	21,629
Investment Companies — 0.1%
Investor AB, Class B(1)	4,096	149,676
Macquarie Korea Infrastructure Fund(1)	3,001	24,009
		173,685
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	4,000	399,080
Partners Group Holding AG(1)	100	50,375
		449,455
Lighting Products & Systems — 0.0%
OSRAM Licht AG(1)	934	54,831
Machine Tools & Related Products — 0.0%
Techtronic Industries Co., Ltd.(1)	3,000	11,765
Machinery-Construction & Mining — 0.0%
Komatsu, Ltd.(1)	300	6,790
Machinery-Electrical — 0.1%
Mitsubishi Electric Corp.(1)	6,000	76,815
Schindler Holding AG(1)	125	23,418
		100,233
Machinery-General Industrial — 0.1%
BWX Technologies, Inc.	2,900	111,273
Kone Oyj, Class B(1)	283	14,359
Security Description	Shares	Value (Note 2)
Machinery-General Industrial (continued)
Sumitomo Heavy Industries, Ltd.(1)	3,000	$14,782
		140,414
Machinery-Material Handling — 0.0%
KION Group AG(1)	176	11,394
Machinery-Pumps — 0.1%
Xylem, Inc.	3,300	173,085
Medical Instruments — 0.1%
Bruker Corp.	3,000	67,950
Medical Labs & Testing Services — 0.0%
Ain Holdings, Inc.(1)	300	20,429
Medical Products — 0.1%
Aspen Pharmacare Holdings, Ltd.(1)	1,996	45,141
Cochlear, Ltd.(1)	203	22,006
		67,147
Medical-Biomedical/Gene — 1.9%
Amgen, Inc.	7,300	1,217,713
Biogen, Inc.†	1,200	375,636
Celgene Corp.†	2,100	219,513
Charles River Laboratories International, Inc.†	2,300	191,682
Gilead Sciences, Inc.	4,500	356,040
		2,360,584
Medical-Drugs — 4.1%
Actelion, Ltd.(1)	362	62,672
Allergan PLC†	819	188,624
Astellas Pharma, Inc.(1)	7,900	123,374
AstraZeneca PLC(1)	1,813	117,446
Bayer AG(1)	665	66,795
Eli Lilly & Co.	3,300	264,858
GlaxoSmithKline PLC(1)	11,291	240,616
Grifols SA ADR	1,248	19,931
Johnson & Johnson	15,300	1,807,389
Mitsubishi Tanabe Pharma Corp.(1)	1,200	25,649
Novartis AG(1)	2,421	190,390
Novo Nordisk A/S, Class B(1)	969	40,374
Pfizer, Inc.	30,900	1,046,583
Richter Gedeon Nyrt(1)	3,509	71,304
Roche Holding AG(1)	858	212,558
Sanofi(1)	2,643	201,376
Shionogi & Co., Ltd.(1)	200	10,223
Shire PLC(1)	1,123	72,585
Zoetis, Inc.	5,400	280,854
		5,043,601
Medical-Generic Drugs — 0.1%
Taro Pharmaceutical Industries, Ltd.†	136	15,029
Teva Pharmaceutical Industries, Ltd. ADR	1,260	57,973
		73,002
Medical-HMO — 1.2%
UnitedHealth Group, Inc.	9,400	1,316,000
WellCare Health Plans, Inc.†	1,400	163,926
		1,479,926

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Wholesale Drug Distribution — 1.3%
Alfresa Holdings Corp.(1)	600	$12,692
AmerisourceBergen Corp.	11,000	888,580
Cardinal Health, Inc.	2,000	155,400
McKesson Corp.	2,900	483,575
Medipal Holdings Corp.(1)	2,900	50,163
		1,590,410
Metal Processors & Fabrication — 0.1%
EVA Precision Industrial Holdings, Ltd.(1)	230,000	27,825
NSK, Ltd.(1)	3,200	32,839
		60,664
Metal-Diversified — 0.1%
Boliden AB(1)	2,846	66,830
Glencore PLC†(1)	861	2,361
Rio Tinto PLC(1)	143	4,758
		73,949
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.(1)	6,939	26,437
Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.(1)	200	4,048
Multimedia — 0.3%
Lagardere SCA(1)	777	19,783
Naspers, Ltd., Class N(1)	1,097	190,118
Pearson PLC(1)	4,221	41,232
Twenty-First Century Fox, Inc., Class A	6,200	150,164
		401,297
Networking Products — 0.5%
Cisco Systems, Inc.	17,900	567,788
Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.(1)	500	13,665
Non-Hazardous Waste Disposal — 0.4%
China Water Affairs Group, Ltd.(1)	118,000	76,333
Waste Management, Inc.	6,200	395,312
		471,645
Office Automation & Equipment — 0.3%
Xerox Corp.	32,100	325,173
Oil & Gas Drilling — 0.4%
Nabors Industries, Ltd.	20,000	243,200
Patterson-UTI Energy, Inc.	6,200	138,694
Rowan Cos. PLC, Class A	10,300	156,148
		538,042
Oil Companies-Exploration & Production — 0.4%
Encana Corp.	400	4,180
EOG Resources, Inc.	123	11,895
Halcon Resources Corp.†	729	6,838
Lone Pine Resources, Inc.†(2)(3)	1,247	6
MWO Holdings LLC†(2)(3)	10	6,309
Occidental Petroleum Corp.	2,200	160,424
Prairie Provident Resources, Inc.†	691	465
QEP Resources, Inc.	12,800	249,984
Woodside Petroleum, Ltd.(1)	2,212	48,631
		488,732
Security Description	Shares	Value (Note 2)
Oil Companies-Integrated — 2.8%
BP PLC(1)	8,778	$51,124
Cenovus Energy, Inc.	1,020	14,658
Chevron Corp.	10,000	1,029,200
Exxon Mobil Corp.	19,193	1,675,165
Gazprom Neft PAO ADR(1)	3,820	53,328
Lukoil PJSC ADR(1)	1,483	72,088
OMV AG(1)	4,165	119,880
Petroleo Brasileiro SA ADR†	5,111	47,686
Repsol SA(1)	2,138	29,016
Royal Dutch Shell PLC, Class A (Euronext)(1)	308	7,706
Royal Dutch Shell PLC, Class A (BATS)(1)	1,791	44,449
Royal Dutch Shell PLC, Class B(1)	3,582	92,939
Suncor Energy, Inc.	258	7,162
TOTAL SA(1)	4,821	228,502
		3,472,903
Oil Refining & Marketing — 0.0%
Idemitsu Kosan Co., Ltd.(1)	1,300	26,783
Neste Oyj(1)	582	24,804
		51,587
Oil-Field Services — 0.7%
Schlumberger, Ltd.	8,800	692,032
Seventy Seven Energy, Inc.†	661	12,460
Superior Energy Services, Inc.	9,400	168,260
		872,752
Paper & Related Products — 0.1%
Nine Dragons Paper Holdings, Ltd.(1)	61,000	57,444
Stora Enso Oyj, Class R(1)	5,882	52,229
UPM-Kymmene Oyj(1)	3,097	65,400
		175,073
Pipelines — 0.0%
Cheniere Energy, Inc.†	305	13,298
Printing-Commercial — 0.2%
Dai Nippon Printing Co., Ltd.(1)	11,000	107,797
RR Donnelley & Sons Co.	5,000	78,600
Toppan Printing Co., Ltd.(1)	7,000	63,159
		249,556
Private Equity — 0.2%
3i Group PLC(1)	20,376	171,511
Eurazeo SA(1)	55	3,191
Kennedy-Wilson Holdings, Inc.	828	18,671
KKR & Co. LP	648	9,241
		202,614
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	200	33,882
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	600	30,966
Publishing-Newspapers — 0.1%
News Corp., Class A	11,600	162,168

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Publishing-Periodicals — 0.1%
Wolters Kluwer NV(1)	1,511	$64,662
Radio — 0.1%
Liberty SiriusXM Group, Series A†	4,200	142,716
Real Estate Investment Trusts — 2.2%
AGNC Investment Corp.	12,600	246,204
Annaly Capital Management, Inc.	27,300	286,650
Brandywine Realty Trust	3,600	56,232
Camden Property Trust	1,700	142,358
Chimera Investment Corp.	7,200	114,840
Corporate Office Properties Trust	2,300	65,205
Duke Realty Corp.	3,400	92,922
Equity LifeStyle Properties, Inc.	1,200	92,616
Equity Residential	7,100	456,743
Extra Space Storage, Inc.	400	31,764
Goodman Group(1)	14,932	83,409
Hibernia REIT PLC(1)	20,162	30,998
Highwoods Properties, Inc.	1,700	88,604
Japan Hotel REIT Investment Corp.(1)	32	25,419
Link REIT(1)	1,000	7,379
Macerich Co.	1,800	145,566
Macquarie Mexico Real Estate Management SA de CV	38,667	47,342
MFA Financial, Inc.	12,000	89,760
Mid-America Apartment Communities, Inc.	1,300	122,187
Retail Properties of America, Inc., Class A	3,000	50,400
Senior Housing Properties Trust	4,400	99,924
Spirit Realty Capital, Inc.	3,300	43,989
Starwood Property Trust, Inc.	8,900	200,428
Two Harbors Investment Corp.	9,400	80,182
Viva Energy†	1,486	2,730
Weingarten Realty Investors	1,000	38,980
		2,742,831
Real Estate Management/Services — 0.2%
Aldar Properties PJSC(1)	40,385	29,332
CBRE Group, Inc., Class A†	3,700	103,526
Daito Trust Construction Co., Ltd.(1)	200	31,963
Foxtons Group PLC(1)	5,157	6,712
Relo Group, Inc.	100	16,538
		188,071
Real Estate Operations & Development — 0.4%
Ayala Land, Inc.(1)	32,200	26,107
Emaar Properties PJSC(1)	45,395	87,655
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	47,851	48,580
Howard Hughes Corp.†	300	34,350
Kerry Properties, Ltd.(1)	16,000	52,705
Mitsui Fudosan Co., Ltd.(1)	1,000	21,293
New World Development Co., Ltd.(1)	64,000	83,805
Nomura Real Estate Holdings, Inc.(1)	1,400	23,622
Security Description	Shares	Value (Note 2)
Real Estate Operations & Development (continued)
Sun Hung Kai Properties, Ltd.(1)	1,000	$15,240
Surya Semesta Internusa Tbk PT(1)	910,800	38,861
Wheelock & Co., Ltd.(1)	14,000	83,165
		515,383
Rental Auto/Equipment — 0.1%
AerCap Holdings NV†	531	20,438
Ashtead Group PLC(1)	3,690	60,789
		81,227
Resort/Theme Parks — 0.1%
Vail Resorts, Inc.	800	125,504
Retail-Apparel/Shoe — 0.5%
Bon Fame Co., Ltd.(1)	7,000	37,318
PVH Corp.	3,500	386,750
Shimamura Co., Ltd.(1)	100	12,126
Urban Outfitters, Inc.†	3,500	120,820
		557,014
Retail-Building Products — 1.8%
Home Depot, Inc.	9,600	1,235,328
Kingfisher PLC(1)	29,271	142,907
Lowe's Cos., Inc.	12,000	866,520
		2,244,755
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	3,900	78,039
Retail-Discount — 1.2%
Harvey Norman Holdings, Ltd.(1)	20,716	82,683
Wal-Mart Stores, Inc.	20,300	1,464,036
		1,546,719
Retail-Home Furnishings — 0.0%
Nitori Holdings Co., Ltd.(1)	100	11,965
Retail-Hypermarkets — 0.1%
Lenta, Ltd. GDR†*(2)(4)	4,578	37,082
Wal-Mart de Mexico SAB de CV	35,236	77,142
		114,224
Retail-Jewelry — 0.0%
Pandora A/S(1)	66	8,003
Retail-Major Department Stores — 0.1%
Marks & Spencer Group PLC(1)	9,977	42,907
Matahari Department Store Tbk PT(1)	35,800	50,820
Takashimaya Co., Ltd.(1)	2,000	16,411
		110,138
Retail-Misc./Diversified — 0.0%
Poya International Co., Ltd.(1)	3,000	44,677
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	1,300	60,138
Retail-Restaurants — 1.1%
McDonald's Corp.	5,600	646,016
Starbucks Corp.	14,100	763,374
		1,409,390

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Rubber-Tires — 0.1%
Cie Generale des Etablissements Michelin(1)	358	$39,587
Continental AG(1)	119	25,019
Toyo Tire & Rubber Co, Ltd.(1)	800	11,282
		75,888
Satellite Telecom — 0.0%
Cellnex Telecom SAU*(1)	1,012	18,305
Eutelsat Communications SA(1)	553	11,449
		29,754
Schools — 0.0%
Estacio Participacoes SA	7,300	39,978
Semiconductor Components-Integrated Circuits — 0.6%
Maxim Integrated Products, Inc.	10,900	435,237
NXP Semiconductors NV†	79	8,059
Semiconductor Manufacturing International Corp.†(1)	380,000	42,607
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	51,039	299,331
		785,234
Semiconductor Equipment — 0.7%
Applied Materials, Inc.	28,800	868,320
Tokyo Electron, Ltd.(1)	200	17,649
		885,969
Shipbuilding — 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.(1)	136,600	75,617
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA (Preference Shares)(1)	183	24,874
Reckitt Benckiser Group PLC(1)	637	60,030
		84,904
Steel-Producers — 0.2%
JFE Holdings, Inc.(1)	1,000	14,580
Nippon Steel & Sumitomo Metal Corp.(1)	500	10,267
Reliance Steel & Aluminum Co.	1,900	136,857
Steel Dynamics, Inc.	3,900	97,461
voestalpine AG(1)	787	27,209
		286,374
Steel-Specialty — 0.0%
Hitachi Metals, Ltd.(1)	800	9,777
Storage/Warehousing — 0.0%
Sumitomo Warehouse Co., Ltd.(1)	1,000	5,322
Sugar — 0.1%
Sao Martinho SA	3,515	63,390
Telecom Services — 0.1%
BCE, Inc.	86	3,972
PCCW, Ltd.(1)	42,000	25,816
Spark New Zealand, Ltd.(1)	1,858	4,886
Telenor ASA(1)	2,683	46,134
		80,808
Security Description	Shares	Value (Note 2)
Telecommunication Equipment — 0.5%
Juniper Networks, Inc.	23,800	$572,628
Nice, Ltd.(1)	424	28,353
		600,981
Telephone-Integrated — 1.8%
BT Group PLC(1)	11,721	59,098
KDDI Corp.(1)	2,400	73,854
Nippon Telegraph & Telephone Corp.(1)	3,600	164,413
Orange SA(1)	3,705	57,977
SoftBank Group Corp.(1)	300	19,435
Telecom Italia SpA RSP(1)	22,544	15,301
Telstra Corp., Ltd.(1)	24,661	97,945
Verizon Communications, Inc.	33,882	1,761,186
		2,249,209
Television — 0.2%
CJ E&M Corp.(1)	867	60,116
Cyfrowy Polsat SA†(1)	6,250	40,150
ITV PLC(1)	6,523	15,853
Nippon Television Holdings, Inc.(1)	1,100	18,618
RTL Group SA(1)	633	52,530
		187,267
Theaters — 0.0%
IMAX China Holding, Inc.†*(1)	8,800	43,236
Tobacco — 1.3%
Altria Group, Inc.	18,200	1,150,786
British American Tobacco PLC(1)	3,284	210,020
Imperial Brands PLC(1)	3,430	176,801
Japan Tobacco, Inc.(1)	800	32,684
Philip Morris International, Inc.	79	7,680
		1,577,971
Tools-Hand Held — 0.2%
Basso Industry Corp.(1)	42,000	133,994
Stanley Black & Decker, Inc.	1,400	172,172
		306,166
Toys — 0.0%
Bandai Namco Holdings, Inc.(1)	1,000	30,583
Transactional Software — 0.1%
Amadeus IT Group SA(1)	1,675	83,683
Transport-Marine — 0.0%
AP Moeller - Maersk A/S, Series B(1)	37	54,423
Transport-Rail — 0.1%
Aurizon Holdings, Ltd.(1)	7,181	25,864
Central Japan Railway Co.(1)	900	153,978
		179,842
Transport-Services — 0.9%
ComfortDelGro Corp., Ltd.(1)	7,700	15,949
Deutsche Post AG(1)	5,181	161,916
Royal Mail PLC(1)	14,668	92,919
United Parcel Service, Inc., Class B	7,800	853,008
		1,123,792

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares/ Principal Amount(18)	Value (Note 2)
COMMON STOCKS (continued)
Travel Services — 0.1%
Flight Centre Travel Group, Ltd.(1)	1,451	$40,640
TUI AG(1)	1,387	19,721
		60,361
Veterinary Diagnostics — 0.1%
VCA, Inc.†	1,800	125,964
Water — 0.0%
Veolia Environnement SA(1)	1,213	27,901
Web Portals/ISP — 2.0%
Alphabet, Inc., Class A†	3,021	2,429,065
PChome Online, Inc.(1)	4,419	52,219
Yandex NV, Class A†	1,523	32,059
		2,513,343
Wire & Cable Products — 0.0%
Leoni AG(1)	173	6,300
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	2,400	183,072
Nokia OYJ(1)	4,864	28,134
		211,206
X-Ray Equipment — 0.3%
Hologic, Inc.†	8,800	341,704
Total Common Stocks (cost $87,728,025)		94,051,963
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $9,209)	505	15,509
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 6.60%	580	14,738
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	800	22,352
Total Preferred Securities (cost $34,579)		37,090
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS 1.85% due 06/01/2077	$105,000	90,300
Banks-Money Center — 0.0%
BBVA International Preferred SAU FRS 5.92% due 04/18/2017(5)	15,000	14,962
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS 5.10% due 06/30/2023(5)	9,000	8,719
Security Description	Principal Amount(18)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(5)	$85,000	$92,225
		100,944
Diversified Banking Institutions — 0.2%
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(5)	61,000	63,592
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(5)	5,000	5,416
Citigroup, Inc. FRS 5.90% due 02/15/2023(5)	24,000	24,840
Citigroup, Inc. FRS Series Q 5.95% due 08/15/2020(5)	168,000	171,053
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(5)	63,000	63,866
Lloyds Banking Group PLC FRS 6.66% due 05/21/2037*(5)	30,000	33,424
		362,191
Diversified Manufacturing Operations — 0.1%
General Electric Co. FRS Series D 5.00% due 01/19/2021(5)	68,000	72,315
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS Series A 6.97% due 06/01/2067	40,000	35,005
WEC Energy Group, Inc. FRS 6.25% due 05/15/2067	50,000	43,188
		78,193
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	38,156
Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. FRS 6.15% due 11/15/2066	10,000	4,475
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	50,000	54,625
MetLife, Inc. 6.40% due 12/15/2066	45,000	49,809
		108,909
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 7.00% due 03/07/2067*	10,000	8,550
Pipelines — 0.0%
TransCanada PipeLines, Ltd. FRS 6.35% due 05/15/2067	60,000	47,730
Total Preferred Securities/Capital Securities (cost $892,419)		922,250

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES — 1.5%
Diversified Financial Services — 1.5%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 1.45% due 06/25/2046(6)	$19,049	$15,200
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.42% due 11/10/2041*(2)(7)(8)	27,246	345
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(2)(7)(8)	459,025	5
Capmark Mortgage Securities, Inc. VRS Series 1997-C1, Class X 1.67% due 07/15/2029(7)(8)	66,677	1,753
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(7)	44,000	47,639
Citigroup Commercial Mtg. Trust VRS Series 2013-GC17,Class C 5.26% due 11/10/2046(7)	57,000	62,262
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.53% due 12/10/2046*(2)(7)(8)	846,986	491
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.21% due 12/10/2047(7)(8)	442,504	25,874
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.33% due 05/10/2047(7)(8)	361,028	20,779
Commercial Mtg. Trust VRS Series 2014-CR18, Class XA 1.43% due 07/15/2047(7)(8)	124,269	7,473
Commercial Mtg. Trust VRS Series 2012-CR3, Class XA 2.08% due 10/15/2045(7)(8)	195,869	15,999
Commerical Mtg. Trust Series LC6, Class AM 3.28% due 01/10/2046(7)	20,000	20,865
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.61% due 12/10/2047(7)	59,000	57,517
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 10/10/2046(7)	12,000	13,549
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.20% due 05/15/2038*(2)(7)(8)	19,740	1
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.55% due 09/15/2039*(2)(7)(8)	38,206	1
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.64% due 02/15/2040*(2)(7)(8)	374,111	263
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.51% due 08/10/2044*(7)	100,000	104,873
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.07% due 07/10/2045*(2)(7)(8)	$88,409	$0
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.60% due 05/10/2043*(2)(7)(8)	212,086	463
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.75% due 02/10/2046(7)(8)	906,574	68,930
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(7)	22,000	23,105
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(7)	42,000	41,699
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.40% due 09/12/2037*(2)(7)(8)	151,925	575
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(7)	19,000	19,386
JP Morgan Chase Commercial Mtg. Securities Trust VRS JPMCC 2013-C13 C 4.19% due 01/15/2046(7)	62,000	63,803
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C10, Class C 4.29% due 12/15/2047(7)	51,000	52,270
JP Morgan Chase Commercial Mtg. Securities Trust Series 2004-LN2, Class A2 5.12% due 07/15/2041(7)	1,172	1,172
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.36% due 05/15/2045(7)	21,000	22,611
JP Morgan Chase Commercial Mtg. Securities Trust Series 2007-LDPX, Class A3 5.42% due 01/15/2049(7)	12,665	12,760
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP8, Class AJ 5.48% due 05/15/2045(7)	13,326	13,358
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2003-CB6, Class E 6.02% due 07/12/2037*(2)(7)	140,000	141,945
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class D 4.22% due 07/15/2045(7)	23,000	20,521

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust Series C15, Class B 4.93% due 11/15/2045(7)	$38,000	$43,027
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.20% due 04/15/2040*(2)(7)(8)	36,639	2
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.47% due 11/15/2040*(2)(7)(8)	165,551	1,324
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.29% due 04/15/2041(7)	69,000	68,468
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.02% due 06/12/2043*(2)(7)(8)	79,337	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 5.72% due 07/15/2045*(2)(4)(7)(8)	37,177	569
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 7.16% due 05/15/2044*(2)(4)(7)(8)	5,125	58
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.42% due 08/15/2047(7)(8)	160,135	9,688
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C6, Class XA 2.19% due 11/15/2045*(7)(8)	360,164	23,348
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class D 3.26% due 05/15/2048*(7)	21,000	13,890
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C8, Class B 3.70% due 12/15/2048(7)	19,000	19,840
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.56% due 08/15/2046(7)	64,000	66,493
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(7)	130,000	129,118
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class E 5.32% due 07/15/2049*(7)	58,000	60,002
Morgan Stanley Capital I Trust VRS Series 2007-T27, Class AJ 5.82% due 06/11/2042(7)	30,000	29,093
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.00% due 04/15/2042*(2)(7)(8)	50,614	4
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 0.98% due 10/25/2044(6)	$49,452	$44,656
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.94% due 10/15/2045*(2)(7)	34,000	33,107
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.53% due 03/15/2048*(7)(8)	166,468	9,833
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.59% due 03/15/2045*(7)(8)	318,870	17,242
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.86% due 12/15/2045*(7)(8)	396,826	29,222
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.28% due 11/15/2045*(7)(8)	147,341	12,250
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(7)	24,000	26,767
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS CMBS 4.3 4.39% due 12/15/2046(7)	53,000	59,423
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(7)	56,000	59,439
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.96% due 11/15/2045*(7)	44,000	43,362
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class C 4.99% due 06/15/2045(7)	55,000	59,991
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.99% due 06/15/2045*(7)	55,000	56,541
WF-RBS Commercial Mtg. Trust VRS Series 2013-D, Class C16 5.15% due 09/15/2046*(7)	23,000	22,528
WF-RBS Commercial Mtg. Trust VRS Series 2011-C4 5.42% due 06/15/2044*(7)	55,000	56,811
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.81% due 03/15/2044*(2)(7)	34,000	35,659
Total Asset Backed Securities (cost $2,634,738)		1,909,243
CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Sub. Notes 4.50% due 10/15/2018	4,000	3,785

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CONVERTIBLE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.0%
iStar, Inc. Senior Notes 3.00% due 11/15/2016	$11,000	$11,082
Semiconductor Equipment — 0.0%
Jazz US Holdings, Inc. Company Guar. Notes 8.00% due 12/31/2018	11,000	17,552
Total Convertible Bonds & Notes (cost $25,649)		32,419
U.S. CORPORATE BONDS & NOTES — 6.5%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	15,000	15,853
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	5,000	5,250
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,577
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	7,000	7,280
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,500
		37,607
Aerospace/Defense-Equipment — 0.1%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	25,000	25,875
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	20,000	20,675
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026*	10,000	10,325
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	13,000	13,682
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	3,000	3,180
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,597
		80,334
Airlines — 0.0%
Continental Airlines, Inc. Pass Though Trust Pass-Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	3,268	3,321
Security Description	Principal Amount(18)	Value (Note 2)
Airlines (continued)
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	$2,133	$2,408
United Airline Pass-Through Trust Pass-Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	8,492	9,044
		14,773
Alternative Waste Technology — 0.0%
Advanced Disposal Services, Inc. Company Guar. Notes 8.25% due 10/01/2020	30,000	31,500
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	10,263
Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	20,017
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	101,080
Ford Motor Co. Senior Notes 9.98% due 02/15/2047	5,000	8,197
General Motors Co. Senior Notes 6.25% due 10/02/2043	15,000	17,704
General Motors Co. Senior Notes 6.75% due 04/01/2046	15,000	18,805
General Motors Financial Co., Inc. Company Guar. Notes 3.00% due 09/25/2017	8,000	8,102
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	16,000	16,196
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	20,000	20,353
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	15,000	15,215
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	13,000	13,393
		219,045
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	10,000	9,900

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	$16,000	$18,120
Lear Corp. Company Guar. Notes 5.38% due 03/15/2024	15,000	16,106
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	5,000	5,062
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	15,000	15,750
TI Group Automotive Systems, LLC Senior Notes 8.75% due 07/15/2023*	20,000	21,750
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	3,000	3,077
		79,865
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	17,000	17,149
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	6,000	6,893
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	19,332
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	32,000	38,073
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	16,000	25,828
		83,233
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	28,000	29,155
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	25,000	24,781
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	21,000	16,616
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	15,094
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	12,000	12,420
		98,066
Security Description	Principal Amount(18)	Value (Note 2)
Building & Construction Products-Misc. — 0.1%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*(2)	$15,000	$15,000
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	10,000	10,250
Builders FirstSource, Inc. Company Guar. Notes 10.75% due 08/15/2023*	25,000	28,687
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	5,100
Louisiana-Pacific Corp. Company Guar. Notes 4.88% due 09/15/2024*(2)	10,000	10,000
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	3,000	3,504
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	20,600
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	15,000	16,088
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	3,000	3,139
		112,368
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	9,790
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	15,000	15,562
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	5,000	5,400
		20,962
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*(2)	15,000	15,225
Building-Heavy Construction — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	20,000	19,750
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.88% due 11/15/2024	5,000	5,350
CalAtlantic Group, Inc. Company Guar. Notes 6.25% due 12/15/2021	19,000	20,876

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial (continued)
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	$25,000	$28,625
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	9,000	9,293
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	10,500
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	23,100
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	6,000	6,195
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	11,000	11,330
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	15,000	15,600
		130,869
Cable/Satellite TV — 0.2%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,285
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*(2)	5,000	5,219
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	11,000	11,495
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	5,000	5,212
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	5,000	5,300
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	20,000	21,338
CCO Holdings LLC/ CCO Holdings Capital Corp. Senior Notes 6.63% due 01/31/2022	14,000	14,665
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	25,000	24,988
Security Description	Principal Amount(18)	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	$12,000	$13,237
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	33,000	39,908
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	14,065
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	13,870
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	61,000	57,950
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	9,000	9,517
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	14,812
WideOpenWest Finance LLC/ WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	15,000	15,789
		273,650
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026*	5,000	5,363
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,825
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	16,875
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	22,400
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	16,912
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 6.38% due 06/01/2021*	8,000	8,000
		80,375
Casino Services — 0.1%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	14,000	14,630

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Services (continued)
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	$15,000	$15,919
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	20,000	20,650
		51,199
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	45,000	49,183
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,030
Sprint Communications, Inc. Senior Notes 8.38% due 08/15/2017	25,000	26,000
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	27,000	29,801
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	16,060
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	43,269
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,342
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	3,187
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	17,000	17,839
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	10,875
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	6,000	6,315
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	20,000	21,475
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	3,000	3,232
		238,608
Chemicals-Diversified — 0.1%
Blue Cube Spinco, Inc. Company Guar. Notes 9.75% due 10/15/2023*	15,000	17,625
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	9,000	9,865
Security Description	Principal Amount(18)	Value (Note 2)
Chemicals-Diversified (continued)
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	$19,000	$21,781
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	15,000	15,878
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*(2)	35,000	35,100
		100,249
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	15,000	15,150
Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	10,000	9,750
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	9,825
GCP Applied Technologies, Inc. Company Guar. Notes 9.50% due 02/01/2023*	30,000	34,273
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	14,595
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	5,000	5,200
INVISTA Finance LLC Senior Sec. Notes 4.25% due 10/15/2019*	11,000	10,946
Kraton Polymers LLC Company Guar. Notes 10.50% due 04/15/2023*	15,000	17,025
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	5,000	5,300
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*(2)	10,000	9,125
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	27,188
		143,227
Commercial Services — 0.0%
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	20,000	17,100
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	30,895

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	$55,000	$58,930
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Company Guar. Notes 5.88% due 06/15/2021*	5,000	5,313
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	44,000	48,393
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	13,000	15,566
		159,097
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	10,000	10,350
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	10,000	10,800
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	5,000	5,414
		26,564
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	5,000	5,188
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	11,187
		16,375
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	15,000	15,225
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	6,000	6,210
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	5,000	5,275
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	15,000	16,088
Sealed Air Corp. Company Guar. Notes 4.88% due 12/01/2022*	5,000	5,250
Security Description	Principal Amount(18)	Value (Note 2)
Containers-Paper/Plastic (continued)
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	$5,000	$5,281
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	11,000	11,715
Sealed Air Corp. Company Guar. Notes 5.50% due 09/15/2025*	5,000	5,363
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	12,000	13,725
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	10,000	10,725
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,348
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	27,271
		123,476
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	20,000	20,400
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024*(2)	5,000	5,162
		25,562
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,500
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,300
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	15,000	15,413
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	25,000	26,437
		66,650
Diagnostic Equipment — 0.0%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	15,003
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	10,000	10,850

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	$10,000	$10,400
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	10,000	10,400
American Tire Distributors, Inc Senior Sub. Notes 10.25% due 03/01/2022*	20,000	18,200
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	20,000	21,600
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	5,000	5,250
Univar USA, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	10,300
		65,750
Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	11,460
Diversified Financial Services — 0.0%
DFC Finance Corp. Senior Sec. Notes 10.50% due 06/15/2020*	10,000	6,300
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Company Guar. Notes 5.00% due 03/15/2022*	15,000	15,075
Amsted Industries, Inc. Company Guar. Notes 5.38% due 09/15/2024*	15,000	14,925
		30,000
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026*	15,000	15,787
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	16,914
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	6,000	6,293
		38,994
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026*	13,000	13,473
Security Description	Principal Amount(18)	Value (Note 2)
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	$6,000	$6,090
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	30,900
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	32,130
AES Corp. Senior Notes 8.00% due 06/01/2020	5,000	5,887
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	24,201
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	33,206
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,876
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	32,199
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,938
DPL, Inc. Senior Notes 6.50% due 10/15/2016	2,000	2,003
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022*(11)(12)	7,934	9,759
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	39,152
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	26,308
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	13,778
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	20,794
Potomac Edison Co. 1st Mtg. Notes 5.80% due 10/15/2016*	20,000	20,020
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*(11)(12)	11,000	3,355
Texas-New Mexico Power Co. 1st Mtg. Notes 9.50% due 04/01/2019*	25,000	29,088
		346,684

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	$15,000	$15,805
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	22,111
		37,916
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,444
Electronic Components-Semiconductors — 0.0%
Micron Technology, Inc. Senior Notes 5.88% due 02/15/2022	15,000	15,300
Micron Technology, Inc. Senior Sec. Notes 7.50% due 09/15/2023*	5,000	5,554
		20,854
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	33,450
Enterprise Software/Service — 0.1%
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(2)(13)	20,000	19,400
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	7,000	7,350
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	20,000	20,250
Oracle Corp. Senior Notes 2.65% due 07/15/2026	30,000	30,005
		77,005
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	30,000	31,388
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	17,000	17,680
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	14,000	15,925
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	14,000	15,435
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	15,995
Security Description	Principal Amount(18)	Value (Note 2)
Finance-Auto Loans (continued)
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	$31,000	$38,207
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	11,000	11,055
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	5,000	5,175
		150,860
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	6,128
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	17,000	18,062
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	6,000	6,353
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	14,000	14,595
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	14,000	14,962
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	17,000	17,999
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	25,000	26,531
		104,630
Finance-Consumer Loans — 0.0%
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	15,000	15,769
OneMain Financial Holdings LLC Company Guar. Notes 7.25% due 12/15/2021*	10,000	10,512
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	7,000	5,215
		31,496
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	14,625
Finance-Investment Banker/Broker — 0.1%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	30,000	31,528
E*TRADE Financial Corp. Senior Notes 4.63% due 09/15/2023	10,000	10,393

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
E*TRADE Financial Corp. Senior Notes 5.38% due 11/15/2022	$10,000	$10,660
		52,581
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.38% due 06/01/2021	15,000	15,560
Air Lease Corp. Senior Notes 3.75% due 02/01/2022	15,000	15,721
		31,281
Finance-Other Services — 0.0%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021*	5,000	5,236
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	25,000	24,500
		29,736
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	10,000	10,665
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	15,000	17,044
		27,709
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 8.25% due 02/01/2020*	6,000	6,188
Food-Misc./Diversified — 0.1%
Kraft Foods Group, Inc. Company Guar. Notes 6.50% due 02/09/2040	9,000	12,080
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	45,000	47,611
		59,691
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	10,100
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,560
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	25,440
		40,000
Security Description	Principal Amount(18)	Value (Note 2)
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	$11,000	$11,481
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020	5,000	3,850
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	15,000	15,863
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	45,000	41,512
		72,706
Gas-Transportation — 0.0%
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	15,000	15,113
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	30,000	32,673
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026*	5,000	5,150
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	10,000	10,825
Hotels/Motels — 0.1%
Diamond Resorts International, Inc. Senior Sec. Notes 7.75% due 09/01/2023*(2)	20,000	20,025
Diamond Resorts International, Inc. Senior Notes 10.75% due 09/01/2024*(2)	10,000	9,800
Hilton Domestic Operating Co., Inc. Senior Notes 4.25% due 09/01/2024*	10,000	10,200
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	10,284
		50,309
Human Resources — 0.0%
AMN Healthcare, Inc. Company Guar. Notes 5.13% due 10/01/2024*(2)	5,000	5,050
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	32,782
		37,832
Independent Power Producers — 0.1%
Calpine Corp. Senior Notes 5.75% due 01/15/2025	30,000	29,625

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	$3,000	$3,169
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	3,000	3,142
Dynegy, Inc. Company Guar. Notes 6.75% due 11/01/2019	35,000	35,875
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	20,000	14,900
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027*	15,000	14,700
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	10,000	10,175
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	38,000	39,710
		151,296
Insurance Brokers — 0.0%
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	17,000	17,340
Wayne Merger Sub LLC Senior Notes 8.25% due 08/01/2023*	10,000	10,162
		27,502
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	16,000	21,701
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	34,000	47,991
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	20,000	19,850
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	23,161
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	20,393
		133,096
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	25,000	32,193
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	21,583
		53,776
Security Description	Principal Amount(18)	Value (Note 2)
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	$45,000	$70,815
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Company Guar. Notes 7.75% due 04/15/2026	15,000	20,497
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	28,088
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,656
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp Sec. Notes 7.00% due 02/01/2019*	11,000	9,597
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	20,000	21,050
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,694
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	5,000	5,113
Vander Intermediate Holding II Corp. Senior Notes 9.75% due 02/01/2019*(20)	5,262	2,736
		54,190
Machinery-Electrical — 0.0%
Cortes NP Acquisition Corp. Senior Notes 9.25% due 10/15/2024*(2)	5,000	5,000
Machinery-General Industrial — 0.1%
Manitowoc Foodservice, Inc. Senior Notes 9.50% due 02/15/2024	30,000	34,350
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	10,000	10,837
		45,187
Medical Instruments — 0.0%
Halyard Health, Inc. Company Guar. Notes 6.25% due 10/15/2022	10,000	10,225
Medical-Biomedical/Gene — 0.0%
AMAG Pharmaceuticals, Inc. Company Guar. Notes 7.88% due 09/01/2023*	20,000	19,100

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	$4,000	$4,181
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	10,000	8,850
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.38% due 10/15/2020*	9,000	8,438
		21,469
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,487
Centene Corp. Senior Notes 5.63% due 02/15/2021	5,000	5,300
Centene Corp. Senior Notes 6.13% due 02/15/2024	15,000	16,275
Molina Healthcare, Inc. Company Guar. Notes 5.38% due 11/15/2022	10,000	10,325
		47,387
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.13% due 07/01/2022	10,000	9,900
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021	20,000	20,650
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	8,000	7,940
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	18,000	15,480
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,202
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	5,000	5,275
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	30,000	31,875
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	5,000	5,163
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	49,000	54,267
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,443
Security Description	Principal Amount(18)	Value (Note 2)
Medical-Hospitals (continued)
Tenet Healthcare Corp. FRS Senior Sec. Notes 4.35% due 06/15/2020	$15,000	$15,076
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	9,000	8,955
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	6,000	6,038
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,805
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	25,000	26,687
		231,756
Metal Processors & Fabrication — 0.0%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*(2)	15,000	15,356
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	10,000	10,613
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	10,000	10,550
		36,519
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	15,643
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	34,646
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	11,000
		61,289
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	25,643
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	14,737
21st Century Fox America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	12,928
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	13,550
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	20,000	27,991
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	63,985
		158,834

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	$10,000	$10,150
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	10,000	11,300
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	11,000	11,083
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	11,124
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,094
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	24,000	15,960
Callon Petroleum Co Company Guar. Notes 6.13% due 10/01/2024*(2)	5,000	5,175
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,175
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	21,000	21,289
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	6,000	6,225
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	14,438
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	5,000	4,575
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	9,600
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	14,962
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	10,000	7,450
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	17,000	17,807
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	7,000	6,950
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	15,000	18,582
Security Description	Principal Amount(18)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	$15,000	$16,429
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	33,000	23,347
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	10,000	10,050
Hess Corp. Senior Notes 7.30% due 08/15/2031	10,000	11,859
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	18,607
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	5,000	4,850
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	25,000	25,844
Linn Energy LLC/Linn Energy Finance Corp. Sec. Notes 12.00% due 12/15/2020*(11)(12)	33,000	16,005
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	5,000	4,748
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	10,000	10,025
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	25,812
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	20,000	19,150
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	10,000	9,550
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021*(2)	20,000	20,250
Samson Investment Co. Company Guar. Notes 9.75% due 02/15/2020(11)(12)	39,000	1,560
SandRidge Energy, Inc. Sec. Notes 8.75% due 06/01/2020*(11)(12)	15,000	5,400
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	9,400
SM Energy Co. Senior Notes 6.13% due 11/15/2022	10,000	10,000

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
SM Energy Co. Senior Notes 6.50% due 11/15/2021	$11,000	$11,248
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	3,030
SM Energy Co. Senior Notes 6.75% due 09/15/2026	5,000	5,050
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	2,000	1,688
Whiting Petroleum Corp. Company Guar. Notes 5.00% due 03/15/2019	10,000	9,675
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	6,000	5,610
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	21,000	20,961
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	15,000	15,862
		502,799
Oil Companies-Integrated — 0.0%
Murphy Oil Corp. Senior Notes 6.88% due 08/15/2024	15,000	15,506
Oil-Field Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.00% due 10/01/2022	11,000	10,202
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019†(2)(3)	20,000	2
Freeport-McMoran Oil & Gas LLC/ FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	13,000	13,357
Freeport-McMoran Oil & Gas LLC/ FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	15,000	15,544
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021(21)(22)	5,000	1,350
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022†(2)(3)	5,000	1
		40,456
Paper & Related Products — 0.0%
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	14,311
Security Description	Principal Amount(18)	Value (Note 2)
Paper & Related Products (continued)
International Paper Co. Senior Notes 8.70% due 06/15/2038	$5,000	$7,395
Mercer International, Inc. Company Guar. Notes 7.75% due 12/01/2022	15,000	15,881
		37,587
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,256
Pipelines — 0.4%
Access Midstream Partners LP/ACMP Finance Corp Senior Notes 4.88% due 03/15/2024	20,000	20,214
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	5,000	5,528
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	10,000	9,750
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	37,381
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	15,000	15,563
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	11,000	12,073
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	16,258
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	15,646
EQT Midstream Partners LP Company Guar. Notes 4.00% due 08/01/2024	20,000	19,660
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	3,000	3,119
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	11,000	11,399
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	4,010
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	10,000	10,219
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	29,017

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	$9,000	$9,061
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	5,000	5,277
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	11,000	11,356
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	14,000	15,438
Rose Rock Midstream LP/ Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	5,000	4,600
Rose Rock Midstream LP/ Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	10,000	9,100
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027*(2)	45,000	46,125
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*	45,000	48,909
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	15,000	17,311
Texas Gas Transmission LLC Senior Notes 4.50% due 02/01/2021*(2)	18,000	18,652
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	5,000	5,175
Williams Cos., Inc. Senior Notes 7.75% due 06/15/2031	10,000	11,425
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	6,000	6,945
Williams Cos., Inc. Senior Notes 8.75% due 03/15/2032	5,000	6,200
Williams Partners LP Senior Notes 5.25% due 03/15/2020	30,000	32,477
Williams Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	18,000	18,212
Security Description	Principal Amount(18)	Value (Note 2)
Pipelines (continued)
Williams Partners LP/ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	$6,000	$6,229
		482,329
Poultry — 0.0%
Pilgrim's Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	10,000	10,300
Private Equity — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	13,440
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	31,000	31,155
		44,595
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	15,000	14,175
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	17,000	18,317
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	5,000	5,375
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	20,000	20,650
		44,342
Radio — 0.0%
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	15,000	15,619
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	9,000	9,596
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*(2)	5,000	5,075
		30,290
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	25,340
American Tower Corp. Senior Notes 4.00% due 06/01/2025	20,000	21,393
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	12,271

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Duke Realty LP Company Guar. Notes 3.88% due 02/15/2021	$10,000	$10,671
EPR Properties Company Guar. Notes 5.25% due 07/15/2023	15,000	16,106
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	15,000	14,981
Healthcare Realty Trust , Inc. Senior Notes 3.88% due 05/01/2025	20,000	20,659
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	10,201
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,212
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,460
Iron Mountain, Inc. Company Guar. Notes 6.00% due 10/01/2020*	5,000	5,275
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	19,000	20,282
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024*	5,000	5,424
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 6.38% due 03/01/2024	5,000	5,425
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	10,000	10,053
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	15,000	15,768
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	5,000	5,512
SL Green Realty Corp./SL Green Operating Partnership Company Guar. Notes 5.00% due 08/15/2018	20,000	20,884
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	25,000	25,875
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	27,077
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	36,574
		315,443
Security Description	Principal Amount(18)	Value (Note 2)
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	$17,000	$17,722
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	11,587
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	13,933
		43,242
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 6.88% due 10/01/2021*	29,000	30,486
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	16,139
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	47,182
		63,321
Research & Development — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	10,400
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	11,000	11,385
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	25,000	25,812
		37,197
Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	16,000	17,880
L Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	32,000	36,880
		54,760
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	10,000	10,601
O'Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	10,795
		21,396

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	$3,000	$3,304
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	10,050
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	10,000	9,975
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,525
		37,854
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	10,324
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023	5,000	5,381
		15,705
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 4.75% due 12/01/2022	2,000	2,268
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	67,498	86,198
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	15,000	16,188
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	20,000	20,762
		125,416
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(13)	10,000	9,750
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	15,232
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	8,350
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(13)	10,000	7,850
		16,200
Security Description	Principal Amount(18)	Value (Note 2)
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	$11,000	$6,105
JC Penney Corp., Inc. Company Guar. Notes 5.65% due 06/01/2020	30,000	30,072
JC Penney Corp., Inc. Senior Sec. Notes 5.88% due 07/01/2023*	5,000	5,206
JC Penney Corp., Inc. Company Guar. Notes 8.13% due 10/01/2019	5,000	5,450
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/2024	4,000	4,753
Neiman-Marcus Group LLC Senior Sec. Notes 7.13% due 06/01/2028	15,000	13,950
		65,536
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	15,000	14,944
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	10,000	10,450
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	10,000	10,575
Landry's Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	3,000	3,064
Landry's, Inc. Senior Notes 6.75% due 10/15/2024*(2)	10,000	10,175
McDonald's Corp. Senior Notes 5.70% due 02/01/2039	18,000	22,570
		71,778
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	25,000	23,750
Special Purpose Entity — 0.0%
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	25,000	25,594
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,713
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	23,000	24,207
		39,920

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	$5,000	$4,759
Telecom Services — 0.0%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022	5,000	5,225
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	25,000	24,500
		29,725
Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	31,000	22,862
Avaya, Inc. Sec. Notes 10.50% due 03/01/2021*	10,000	2,200
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	10,000	10,663
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	15,000	15,450
		51,175
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	5,232
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	3,000	3,173
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	14,560
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	3,000	2,805
Frontier Communications Corp. Senior Notes 8.88% due 09/15/2020	5,000	5,394
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	20,000	21,200
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	10,000	10,437
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	10,000	10,450
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024	10,000	10,419
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	7,000	7,263
Security Description	Principal Amount(18)	Value (Note 2)
Telephone-Integrated (continued)
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	$84,000	$78,855
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	5,000	5,291
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	71,000	75,070
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	10,000	11,240
Verizon New Jersey, Inc. Company Guar. Notes 8.00% due 06/01/2022	25,000	30,875
Windstream Services LLC Company Guar. Notes 6.38% due 08/01/2023	21,000	19,057
		311,321
Television — 0.1%
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	20,000	20,524
CBS Corp. Company Guar. Notes 7.88% due 07/30/2030	24,000	34,075
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*(2)	15,000	15,112
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	5,000	5,238
Nexstar Escrow Corp. Company Guar. Notes 5.63% due 08/01/2024*	15,000	15,037
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	30,000	30,675
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	5,000	5,200
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	10,000	10,119
		135,980
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	10,100
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	11,000	11,385
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	3,000	3,015

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Theaters (continued)
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	$5,000	$5,125
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	21,000	21,315
		50,940
Transport-Air Freight — 0.0%
Air Medical Merger Sub Corp. Senior Notes 6.38% due 05/15/2023*	35,000	33,862
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	19,174
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	19,487
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	24,513
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	34,000	34,340
		97,514
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	10,000	10,275
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	5,000	5,075
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	15,000	15,637
		20,712
Total U.S. Corporate Bonds & Notes (cost $7,649,633)		8,076,542
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000	102,240
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	10,952
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	10,000	10,900
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	19,000	19,052
		143,144
Security Description	Principal Amount(18)		Value (Note 2)
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*		$10,000	$10,550
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*		25,000	26,562
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*		27,000	27,945
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*		11,000	11,110
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*		20,000	19,937
			58,992
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*		10,000	10,438
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 4.75% due 04/15/2019*		20,000	19,450
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*		5,000	4,944
Teck Resources, Ltd. Company Guar. Notes 8.00% due 06/01/2021*		5,000	5,437
			10,381
Diversified Operations — 0.0%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*		7,000	7,298
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025		51,000	69,847
Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036		10,000	13,280
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	19,208

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	$10,000	$10,225
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*	15,000	15,412
		25,637
Hazardous Waste Disposal — 0.0%
Tervita Corp. Company Guar. Notes 10.88% due 02/15/2018*(11)(22)	3,000	390
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	5,000	5,125
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	10,000	9,500
Medical-Biomedical/Gene — 0.0%
Concordia International Corp. Company Guar. Notes 7.00% due 04/15/2023*	15,000	9,638
Medical-Drugs — 0.1%
DPx Holdings BV Senior Notes 7.50% due 02/01/2022*	25,000	26,437
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	5,000	5,027
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	29,000	29,134
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	20,000	18,500
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	5,000	4,275
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	10,000	8,625
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	10,000	8,613
		100,611
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	3,000	3,280
Security Description	Principal Amount(18)	Value (Note 2)
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.75% due 02/15/2020*	$5,000	$4,625
First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*	30,000	26,850
		31,475
Metal-Diversified — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 9.50% due 10/01/2020	20,000	20,055
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,040
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	14,750
Oil Companies-Exploration & Production — 0.1%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	6,000	4,890
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(2)(3)	10,000	0
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	10,000	8,163
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	10,000	7,900
Seven Generations Energy, Ltd. Senior Notes 6.75% due 05/01/2023*	10,000	10,375
Seven Generations Energy, Ltd. Senior Notes 8.25% due 05/15/2020*	14,000	14,892
		46,220
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	20,000	20,438
Cenovus Energy, Inc. Senior Notes 4.45% due 09/15/2042	5,000	4,126
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	20,000	21,615
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	35,890
		82,069

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	$10,000	$12,000
Retail-Restaurants — 0.1%
New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	5,200
New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	30,000	31,425
		36,625
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	2,000	1,732
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	12,000	9,060
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	1,000	335
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	8,000	2,700
		13,827
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	10,900
ArcelorMittal Senior Notes 7.75% due 10/15/2039	2,000	2,160
ArcelorMittal Senior Notes 10.60% due 06/01/2019	8,000	9,680
		22,740
Telephone-Integrated — 0.0%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,991
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	26,094
Total Foreign Corporate Bonds & Notes (cost $854,100)		857,217
LOANS(9)(10)(14) — 0.1%
Building & Construction Products-Misc. — 0.0%
CPG International, Inc. FRS BTL 4.75% due 09/30/2020	4,823	4,829
Security Description	Principal Amount(18)	Value (Note 2)
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 11.25% due 03/01/2017(11)(12)	$66,093	$72,124
Caesars Entertainment Operating Co., Inc. FRS BTL 11.75% due 03/01/2017(11)(12)	4,975	5,697
Caesars Growth Properties Holdings LLC FRS BTL-B 6.25% due 05/08/2021	30,000	29,578
		107,399
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL 4.25% due 09/07/2023	15,000	15,032
Electric-Integrated — 0.0%
TXU Energy FRS BTL 5.00% due 10/10/2017(2)(11)(12)(15)	71,120	20,636
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/06/2021	9,694	9,538
Telecommunication Equipment — 0.0%
Avaya Inc. FRS BTL 6.25% due 04/30/2020	14,778	10,839
Total Loans (cost $213,694)		168,273
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	38,766
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	18,997
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	45,457
Total Municipal Bonds & Notes (cost $70,190)		103,220
U.S. GOVERNMENT AGENCIES — 2.1%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	5,168	5,891
7.50% due 10/01/2029	5,776	6,909
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 15.61% due 06/15/2034 FRS(6)(16)	18,191	24,063

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 3065, Class DC 18.29% due 03/15/2035 FRS(6)(16)	$33,353	$43,620
Series 3072, Class SM 21.87% due 11/15/2035 FRS(6)(16)	19,176	29,044
Federal Home Loan Mtg. Corp., Structured Pass Through VRS Series T-56, Class 2IO 0.00% due 05/25/2043(6)(8)	90,792	0
Series T-56, Class AIO 0.52% due 05/25/2043(6)(8)	154,748	2,477
		112,004
Federal National Mtg. Assoc. — 2.0%
Fannie Mae Connecticut Avenue Securities Series 2014-C03, Class 2M1 1.73% due 07/25/2024 FRS(6)	3,306	3,316
Series 2016-C05, Class 2M1 1.88% due 01/25/2029 FRS(6)	9,890	9,931
Series 2016-C03, Class 1M2 5.83% due 10/25/2028 FRS(6)	40,000	43,021
Series 2015-C04, Class 1M2 6.23% due 04/25/2028 FRS(6)	15,000	16,319
3.50% due October TBA	1,000,000	1,053,926
4.00% due 05/01/2019	50,056	51,659
4.00% due 09/01/2020	7,013	7,238
4.00% due October TBA	1,000,000	1,072,734
4.50% due 04/01/2018	582	597
4.50% due 03/01/2020	3,588	3,714
4.50% due 04/01/2020	6,958	7,154
4.50% due 09/01/2020	4,841	4,967
4.50% due 11/01/2020	2,692	2,796
5.00% due 03/01/2021	1,860	1,912
5.50% due 03/01/2018	1,083	1,105
6.00% due 06/01/2036	2,135	2,455
6.50% due 01/01/2036	398	459
6.50% due 06/01/2036	7,041	8,111
6.50% due 07/01/2036	5,810	6,737
6.50% due 09/01/2036	16,947	19,521
6.50% due 11/01/2036	21,759	25,063
7.00% due 06/01/2033	4,972	5,630
7.00% due 04/01/2035	8,289	10,120
7.50% due 04/01/2024	6,746	7,463
Federal National Mtg. Assoc., REMIC Series 2001-50, Class BI 0.39% due 10/25/2041 VRS(6)(8)	109,567	1,692
Series 2005-75, Class GS 18.67% due 08/25/2035 FRS(6)(16)	10,664	15,799
Series 2005-122, Class SE 21.26% due 11/25/2035 FRS(6)(16)	12,939	19,163
Series 2006-8, Class HP 22.64% due 03/25/2036 FRS(6)(16)	20,738	33,135
		2,435,737
Security Description	Shares/ Principal Amount(18)	Value (Note 2)
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	$20,921	$25,080
6.50% due 09/20/2037	5,129	6,054
		31,134
Total U.S. Government Agencies (cost $2,581,428)		2,578,875
U.S. GOVERNMENT TREASURIES — 2.2%
United States Treasury Bonds — 0.4%
2.75% due 08/15/2042	190,000	207,041
3.75% due 11/15/2043	230,000	299,341
		506,382
United States Treasury Notes — 1.8%
0.75% due 06/30/2017	240,000	240,262
0.75% due 12/31/2017	180,000	180,077
0.75% due 03/31/2018	90,000	90,025
0.88% due 06/15/2019	280,000	280,077
1.13% due 12/31/2019	490,000	492,756
1.38% due 09/30/2018	430,000	434,854
1.88% due 11/30/2021	430,000	444,160
2.00% due 11/30/2020	30,000	31,097
		2,193,308
Total U.S. Government Treasuries (cost $2,617,904)		2,699,690
EQUITY CERTIFICATES(2) — 0.6%
Aerospace/Defense-Equipment — 0.1%
UBS AG - Bharat Electronics, Ltd.	3,183	59,508
Auto-Heavy Duty Trucks — 0.0%
UBS AG - Zhengzhou Yutong Bus Co., Ltd.	14,765	48,833
Banks-Commercial — 0.1%
UBS AG - State Bank of India	21,908	82,673
Beverages-Wine/Spirits — 0.0%
UBS AG - Wuliangye Yibin Co., Ltd.	10,999	55,011
Building-Heavy Construction — 0.1%
UBS AG - IRB Infrastructure Developers, Ltd.	16,656	61,328
Diversified Financial Services — 0.0%
UBS AG - Shriram Transport Finance Co., Ltd.	3,365	58,761
Electric-Integrated — 0.0%
UBS AG - Adani Transmission, Ltd.	45,063	25,821
Electric-Transmission — 0.1%
UBS AG - Power Grid Corp of India, Ltd.	28,282	74,995
Finance-Mortgage Loan/Banker — 0.1%
UBS AG - Housing Development Finance Corp., Ltd.	4,746	99,329
Medical-Drugs — 0.1%
UBS AG - Aurobindo Pharma, Ltd.	10,660	136,965
Transport-Services — 0.0%
UBS AG - Shenzhen Airport Co.	25,312	33,623
Travel Services — 0.0%
UBS AG - Cox & Kings, Ltd.	4,434	14,711
Total Equity Certificates (cost $655,637)		751,558

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares/ Principal Amount(18)	Value (Note 2)
WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Halcon Resources Corp. Expires 09/09/2020 (Strike Price $14.04)	198	$454
Oil-Field Services — 0.0%
Seventy Seven Energy, Inc. Expires 08/01/2021 (Strike price $23.82)(4)	43	101
Total Warrants (cost $2,943)		555
Total Long-Term Investment Securities (cost $105,970,148)		112,204,404
SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills
0.10% due 11/03/2016(17)	$18,000	17,996
0.26% due 11/03/2016(17)	1,000	1,000
0.27% due 11/03/2016(17)	2,000	2,000
0.27% due 11/17/2016(17)	141,000	140,969
0.28% due 11/10/2016(17)	12,000	11,997
0.29% due 11/10/2016(17)	6,000	5,999
0.29% due 11/25/2016(17)	279,000	278,938
Total Short-Term Investment Securities (cost $458,819)		458,899
REPURCHASE AGREEMENTS — 11.0%
Agreement with Bank of America Securities LLC, bearing interest at 0.47%, dated 09/30/2016, to be repurchased 10/03/2016 in the amount of $13,663,535 collateralized by $13,748,000 of United States Treasury Notes, bearing interest at 1.38% due 02/29/2020 and having an approximate value of $13,950,096 (cost $13,663,000)	13,663,000	13,663,000
TOTAL INVESTMENTS (cost $120,091,967)(19)	101.5%	126,326,303
Liabilities in excess of other assets	(1.5)	(1,955,356)
NET ASSETS	100.0%	$124,370,947
SECURITIES SOLD SHORT — (0.0)%
Common Stocks — (0.0)%
Enterprise Software/Service — (0.0)%
Donnelley Financial Solutions, Inc.†	(620)	(17,980)
Printing-Commercial — (0.0)%
LSC Communications, Inc.†	(620)	(23,188)
Total Securities Sold Short (cost $36,685)		$(41,168)

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2016, the aggregate value of these securities was $4,302,582 representing 3.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at September 30, 2016. The aggregate value of these securities was $19,226,560 representing 15.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Illiquid security. At September 30, 2016, the aggregate value of these securities was $1,330,930 representing 1.1% of net assets.

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(4)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).

(5)  Perpetual maturity — maturity date reflects the next call date.

(6)  Collateralized Mortgage Obligation

(7)  Commercial Mortgage Backed Security

(8)  Interest Only

(9)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)  Security in default of interest.

(12)  Company has filed for bankruptcy protection.

(13)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(14)  All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(15)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2016, the Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value per Share	% of Net Assets
Loans
TXU Energy FRS BTL 5.00% due 10/10/2017	01/14/2010	$25,308	$24,776
	01/22/2010	44,884	43,852
	07/15/2014	928	928
		71,120	69,556	$20,636	$29.02	0.02%

(16)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2016.

(17)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(18)  Denominated in United States Dollars unless otherwise indicated.

(19)  See Note 4 for cost of investments on a tax basis.

(20)  PIK ("Payment-in-kind") security — Income may be paid in additional securities at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(21)  Subsequent to September 30, 2016 security in default.

(22)  Subsequent to September 30, 2016 company has filed for bankruptcy protection.

ADR — American Depositary Receipt

BATS — Better Alternative Trading System

BTL — Bank Term Loan

CAD — Canadian Dollar

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext — Euro Stock Exchange, Amsterdam

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at September 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
90	Long	Russell 2000 Mini Index	December 2016	$10,891,350	$11,234,700	$343,350
36	Short	Russell 2000 Mini Index	December 2016	4,356,720	4,493,880	(137,160)
21	Short	S&P 500 E-Mini Index	December 2016	2,221,800	2,268,420	(46,620)
66	Long	U.S. Treasury 10 Year Notes	December 2016	8,635,687	8,654,250	18,563
46	Short	U.S. Treasury 10 Year Notes	December 2016	6,018,812	6,031,750	(12,938)
3	Long	U.S. Treasury 2 Year Notes	December 2016	654,562	655,406	844
43	Short	U.S. Treasury 2 Year Notes	December 2016	9,382,062	9,394,156	(12,094)
6	Long	U.S. Treasury 5 Year Notes	December 2016	726,656	729,094	2,438
53	Short	U.S. Treasury 5 Year Notes	December 2016	6,418,797	6,440,328	(21,531)
						$134,852

Over the Counter Total Return Swap Contracts@

					Value
Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.	$6,209	12/16/16	(3 Month USD LIBOR-BBA plus 37 bps)	Citibank U.S. Equity Custom Basket	$—	$62,978
Citibank N.A.	5,550	11/23/16	3 Month USD LIBOR-BBA minus 5 bps	Russell 1000 Index Total Return	—	32,800
Goldman Sachs International	30	12/15/20	1 Month USD LIBOR minus 100 bps	Engro Corp, Ltd.	—	(1,304)
Goldman Sachs International	8	12/15/20	(1 Month USD LIBOR minus 100 bps)	Engro Corp, Ltd.	—	(345)
Goldman Sachs International	57	12/15/20	1 Month USD LIBOR minus 100 bps	Goldman Sachs U.S. Equity Custom Basket	—	(817)
Net Unrealized Appreciation (Depreciation)					$—	$93,312

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

@  Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs (see Note 2).

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	2,957,000	USD	3,310,036	12/21/2016	$—	$(23,711)
	USD	454	CAD	600	10/19/2016	4	—
	USD	590,767	GBP	444,500	12/21/2016	—	(13,698)
						4	(37,409)
Barclays Bank PLC	USD	90,146	HKD	698,700	11/16/2016	—	(26)
	USD	351,389	JPY	35,824,100	11/16/2016	2,505	—
						2,505	(26)
Citibank N.A.	CAD	18,200	USD	14,067	10/19/2016	192	—
	USD	165,391	DKK	1,100,000	12/21/2016	1,198	—
						1,390	—
Credit Suisse AG	USD	201,719	AUD	271,400	10/19/2016	5,935	—
	USD	615,513	JPY	62,757,400	11/16/2016	4,445	—
	USD	418,253	CHF	409,700	12/21/2016	5,476	—
	USD	667,381	EUR	596,400	12/21/2016	5,005	—
	USD	109,976	GBP	82,800	12/21/2016	—	(2,482)
						20,861	(2,482)
JPMorgan Chase Bank	NOK	450,600	USD	53,891	12/21/2016	—	(2,484)
	USD	163,317	SGD	218,600	11/16/2016	—	(2,977)
	USD	267,935	CHF	258,400	12/21/2016	—	(687)
	USD	700,650	EUR	626,100	12/21/2016	5,221	—
	USD	184,939	SEK	1,581,500	12/21/2016	143	—
						5,364	(6,148)
State Street Bank and Trust Co.	USD	11,381	ILS	43,900	10/19/2016	340	—
	USD	1,191,308	EUR	1,064,700	12/21/2016	9,044	—
						9,384	—
UBS AG	USD	175,988	AUD	236,900	10/19/2016	5,269	—
	USD	1,196,797	EUR	1,064,700	12/21/2016	3,555	—
						8,824	—
Net Unrealized Appreciation (Depreciation)						$48,332	$(46,065)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — New Israeli Sheqel

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance-Other Services	$—	$50,682	#	$—	$50,682
Oil Companies-Exploration & Production	433,786	48,631	**	6,315	488,732
Retail-Hypermarkets	77,142	37,082		—	114,224
Other Industries	74,230,893	19,167,432	**	—	93,398,325
Convertible Preferred Securities	15,509	—		—	15,509
Preferred Securities	37,090	—		—	37,090
Preferred Securities/Capital Securities	—	922,250		—	922,250
Asset Backed Securities	—	1,909,243		—	1,909,243
Convertible Bonds & Notes	—	32,419		—	32,419
U.S. Corporate Bonds & Notes:
Oil-Field Services	—	40,453		3	40,456
Other Industries	—	8,036,086		—	8,036,086
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	46,220		0	46,220
Other Industries	—	810,997		—	810,997
Loans	—	168,273		—	168,273
Municipal Bonds & Notes	—	103,220		—	103,220
U.S. Government Agencies	—	2,578,875		—	2,578,875
U.S. Government Treasuries	—	2,699,690		—	2,699,690
Equity Certificates	—	751,558		—	751,558
Warrants	454	101		—	555
Short-Term Investment Securities	—	458,899		—	458,899
Repurchase Agreements	—	13,663,000		—	13,663,000
Total Investments at Value*	$74,794,874	$51,525,111		$6,318	$126,326,303
Other Financial Instruments:†
Futures Contracts	$365,195	$—		$—	$365,195
Over the Counter Total Return Swap Contracts	—	95,778		—	95,778
Forward Foreign Currency Contracts	—	48,332		—	48,332
Total Other Financial Instruments	$365,195	$144,110		$—	$509,305
LIABILITIES:
Securities Sold Short:
Common Stock	$41,168	$—		$—	$41,168
Other Financial Instruments:†
Futures Contracts	230,343	—		—	230,343
Over the Counter Total Return Swap Contracts	—	2,466		—	2,466
Forward Foreign Currency Contracts	—	46,065		—	46,065
Total Other Financial Instruments	$271,511	$48,531		$—	$320,042

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

#  Amount includes $10,497 that represents foreign equity securities that have been fair valued in accordance with pricing prodecures approved by the Board (see Note 2).

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $15,372,977 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing prodecures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
E-Commerce/Products	10.5%
Applications Software	7.1
Web Portals/ISP	6.7
E-Commerce/Services	5.9
Internet Content-Entertainment	5.4
Finance-Credit Card	5.4
Medical-HMO	5.1
Medical-Biomedical/Gene	4.4
Computers	3.3
Medical-Drugs	2.9
Real Estate Investment Trusts	2.8
Commercial Services-Finance	2.4
Casino Hotels	2.2
Airlines	2.1
Diagnostic Equipment	1.9
Auto-Cars/Light Trucks	1.7
Medical Instruments	1.6
Retail-Auto Parts	1.5
Semiconductor Components-Integrated Circuits	1.5
Diversified Banking Institutions	1.5
Internet Application Software	1.4
Tobacco	1.2
Aerospace/Defense	1.2
Machinery-General Industrial	1.2
Auto/Truck Parts & Equipment-Original	1.1
Retail-Drug Store	1.1
Retail-Building Products	1.1
Finance-Other Services	1.1
Medical Products	1.0
Retail-Apparel/Shoe	0.8
Retail-Gardening Products	0.8
Food-Misc./Diversified	0.8
Apparel Manufacturers	0.8
Semiconductor Equipment	0.8
Finance-Investment Banker/Broker	0.7
Banks-Fiduciary	0.7
Hotels/Motels	0.7
Internet Security	0.7
Electronic Measurement Instruments	0.6
Transport-Services	0.6
Data Processing/Management	0.6
Chemicals-Specialty	0.6
Electric-Integrated	0.5
Cellular Telecom	0.4
Networking Products	0.4
Retail-Discount	0.4
Retail-Jewelry	0.4
Building Products-Cement	0.3
Retail-Restaurants	0.3
Medical-Wholesale Drug Distribution	0.3
Diversified Manufacturing Operations	0.2
Registered Investment Companies	0.2
Investment Management/Advisor Services	0.2
Multimedia	0.1
Transport-Rail	0.1
Real Estate Management/Services	0.1
99.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.6%
Aerospace/Defense — 1.2%
Boeing Co.	39,400	$5,190,556
Airlines — 2.1%
American Airlines Group, Inc.	199,100	7,289,051
Delta Air Lines, Inc.	48,200	1,897,152
		9,186,203
Apparel Manufacturers — 0.8%
Hanesbrands, Inc.	137,800	3,479,450
Applications Software — 6.8%
Dropbox, Inc., Class A†(1)(2)(3)	38,413	334,065
Microsoft Corp.	254,300	14,647,680
NetSuite, Inc.†	34,141	3,779,067
salesforce.com, Inc.†	101,800	7,261,394
ServiceNow, Inc.†	53,300	4,218,695
		30,240,901
Auto-Cars/Light Trucks — 1.7%
Ferrari NV	56,460	2,928,580
Tesla Motors, Inc.†	22,221	4,533,751
		7,462,331
Auto/Truck Parts & Equipment-Original — 1.1%
Delphi Automotive PLC	37,500	2,674,500
Mobileye NV†	57,367	2,442,113
		5,116,613
Banks-Fiduciary — 0.7%
State Street Corp.	46,200	3,216,906
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	7,300	1,307,503
Casino Hotels — 2.2%
Las Vegas Sands Corp.	73,600	4,234,944
MGM Resorts International†	217,080	5,650,592
		9,885,536
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	41,300	1,929,536
Chemicals-Specialty — 0.6%
Ashland Global Holdings, Inc.	23,100	2,678,445
Commercial Services-Finance — 2.4%
IHS Markit, Ltd.†	43,502	1,633,500
PayPal Holdings, Inc.†	221,876	9,090,260
		10,723,760
Computers — 3.3%
Apple, Inc.	129,400	14,628,670
Data Processing/Management — 0.6%
Fiserv, Inc.†	27,300	2,715,531
Diagnostic Equipment — 1.9%
Danaher Corp.	110,200	8,638,578
Diversified Banking Institutions — 1.5%
Morgan Stanley	204,100	6,543,446
Diversified Manufacturing Operations — 0.2%
Illinois Tool Works, Inc.	7,800	934,752
Security Description	Shares	Value (Note 2)
E-Commerce/Products — 10.2%
Alibaba Group Holding, Ltd. ADR†	44,700	$4,728,813
Amazon.com, Inc.†	48,300	40,442,073
Flipkart Online Services Pvt., Ltd.†(1)(2)(3)	922	88,364
		45,259,250
E-Commerce/Services — 5.0%
Ctrip.com International, Ltd. ADR†	50,300	2,342,471
Priceline Group, Inc.†	13,450	19,791,540
		22,134,011
Electric-Integrated — 0.5%
NextEra Energy, Inc.	19,800	2,421,936
Electronic Measurement Instruments — 0.6%
Fortive Corp.	56,500	2,875,850
Finance-Credit Card — 5.4%
MasterCard, Inc., Class A	112,700	11,469,479
Visa, Inc., Class A	150,300	12,429,810
		23,899,289
Finance-Investment Banker/Broker — 0.7%
TD Ameritrade Holding Corp.	92,702	3,266,818
Finance-Other Services — 1.1%
Intercontinental Exchange, Inc.	17,600	4,740,736
Food-Misc./Diversified — 0.8%
Mondelez International, Inc., Class A	79,900	3,507,610
Hotels/Motels — 0.7%
Marriott International, Inc., Class A	47,400	3,191,442
Internet Application Software — 1.4%
Tencent Holdings, Ltd.(4)	229,300	6,353,486
Internet Content-Entertainment — 5.4%
Facebook, Inc., Class A†	160,100	20,536,027
Netflix, Inc.†	35,436	3,492,218
		24,028,245
Internet Security — 0.7%
VeriSign, Inc.†	40,370	3,158,549
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	2,300	833,658
Machinery-General Industrial — 1.2%
Roper Technologies, Inc.	19,900	3,631,153
Wabtec Corp.	18,470	1,508,076
		5,139,229
Medical Instruments — 1.6%
Intuitive Surgical, Inc.†	9,600	6,958,368
Medical Products — 1.0%
Stryker Corp.	37,000	4,307,170
Medical-Biomedical/Gene — 4.4%
Alexion Pharmaceuticals, Inc.†	34,364	4,210,965
Biogen, Inc.†	14,800	4,632,844
BioMarin Pharmaceutical, Inc.†	8,600	795,672
Celgene Corp.†	29,500	3,083,635
Illumina, Inc.†	11,637	2,113,977

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Incyte Corp.†	11,600	$1,093,764
Vertex Pharmaceuticals, Inc.†	43,300	3,776,193
		19,707,050
Medical-Drugs — 2.9%
Allergan PLC†	19,417	4,471,929
Bristol-Myers Squibb Co.	102,667	5,535,805
Zoetis, Inc.	57,300	2,980,173
		12,987,907
Medical-HMO — 5.1%
Aetna, Inc.	42,694	4,929,022
Anthem, Inc.	22,400	2,806,944
Centene Corp.†	14,859	994,959
Cigna Corp.	22,800	2,971,296
Humana, Inc.	28,270	5,000,680
UnitedHealth Group, Inc.	42,900	6,006,000
		22,708,901
Medical-Wholesale Drug Distribution — 0.3%
McKesson Corp.	7,600	1,267,300
Multimedia — 0.1%
Walt Disney Co.	7,200	668,592
Networking Products — 0.4%
Palo Alto Networks, Inc.†	11,000	1,752,630
Real Estate Investment Trusts — 2.8%
American Tower Corp.	65,800	7,457,114
Crown Castle International Corp.	33,600	3,165,456
Equinix, Inc.	5,000	1,801,250
		12,423,820
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)(3)	1,490	56,090
Retail-Apparel/Shoe — 0.8%
Ross Stores, Inc.	56,800	3,652,240
Retail-Auto Parts — 1.5%
AutoZone, Inc.†	6,743	5,180,917
O'Reilly Automotive, Inc.†	5,600	1,568,616
		6,749,533
Retail-Building Products — 1.1%
Lowe's Cos., Inc.	68,500	4,946,385
Retail-Discount — 0.4%
Costco Wholesale Corp.	11,000	1,677,610
Retail-Drug Store — 1.1%
Walgreens Boots Alliance, Inc.	62,200	5,014,564
Retail-Gardening Products — 0.8%
Tractor Supply Co.	53,113	3,577,161
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	21,562	1,607,016
Retail-Restaurants — 0.3%
Starbucks Corp.	24,000	1,299,360
Semiconductor Components-Integrated Circuits — 1.5%
NXP Semiconductors NV†	65,549	6,686,654
Semiconductor Equipment — 0.8%
ASML Holding NV	31,500	3,451,770
Security Description	Shares	Value (Note 2)
Tobacco — 1.2%
Philip Morris International, Inc.	56,500	$5,492,930
Transport-Rail — 0.1%
Kansas City Southern	6,600	615,912
Transport-Services — 0.6%
FedEx Corp.	15,600	2,725,008
Web Portals/ISP — 6.7%
Alphabet, Inc., Class A†	19,800	15,920,388
Alphabet, Inc., Class C†	17,666	13,731,605
		29,651,993
Total Common Stocks (cost $347,378,579)		434,674,790
CONVERTIBLE PREFERRED SECURITIES — 1.6%
Applications Software — 0.3%
Magic Leap, Inc. Series C†(1)(2)(3)	26,666	614,198
Snapchat, Inc. Series F†(1)(2)(3)	23,398	718,786
		1,332,984
E-Commerce/Products — 0.3%
Flipkart Online Services Pvt., Ltd. Series A†(1)(2)(3)	316	30,285
Flipkart Online Services Pvt., Ltd. Series C†(1)(2)(3)	556	53,287
Flipkart Online Services Pvt., Ltd. Series E†(1)(2)(3)	1,032	98,907
Flipkart Online Services Pvt., Ltd. Series G†(1)(2)(3)	4,576	438,564
Flipkart Online Services Pvt., Ltd. Series H†(1)(2)(3)	4,257	407,991
		1,029,034
E-Commerce/Services — 0.9%
Airbnb, Inc. Series D†(1)(2)(3)	13,329	1,399,545
Airbnb, Inc. Series E†(1)(2)(3)	8,841	928,305
Living Social, Inc. Series F†(1)(2)(3)	11,949	0
Uber Technologies, Inc. Series G†(1)(2)(3)	20,747	1,011,877
Xiaoju Kuaizhi, Inc. Series A-17†(1)(2)(3)	19,048	728,150
		4,067,877
Real Estate Management/Services — 0.1%
WeWork Cos, Inc., Series E†(1)(2)(3)	13,398	504,357
Total Convertible Preferred Securities (cost $6,136,121)		6,934,252
Total Long-Term Investment Securities (cost $353,514,700)		441,609,042

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27%(5)	557,468	$557,468
T. Rowe Price Government Reserve Fund 0.32%(5)	346,548	346,548
Total Short-Term Investment Securities (cost $904,016)		904,016
TOTAL INVESTMENTS (cost $354,418,716)(6)	99.4%	442,513,058
Other assets less liabilities	0.6	2,626,248
NET ASSETS	100.0%	$445,139,306

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(2)  Illiquid security. At September 30, 2016, the aggregate value of these securities was $7,412,771 representing 1.7% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2016, the Stock Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc., Class A	11/07/2014	38,413	$733,734	$334,065	$8.70	0.08%
Flipkart Online Services Pvt., Ltd.	03/19/2015	922	105,108	88,364	95.84	0.02
WeWork Cos., Inc., Class A	06/23/2015	1,490	49,006	56,090	37.64	0.01
Convertible Preferred Securities
Airbnb, Inc., Series D	04/16/2014	13,329	542,664	1,399,545	105.00	0.31
Airbnb, Inc., Series E	07/14/2015	8,841	823,048	928,305	105.00	0.21
Flipkart Online Services Pvt., Ltd. Series A	03/19/2015	316	36,022	30,285	95.84	0.01
Flipkart Online Services Pvt., Ltd. Series C	03/19/2015	556	63,384	53,287	95.84	0.01
Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
Flipkart Online Services Pvt., Ltd. Series E	03/19/2015	1,032	$117,648	$98,907	$95.84	0.02%
Flipkart Online Services Pvt., Ltd. Series G	12/17/2014	4,576	548,022	438,564	95.84	0.10
Flipkart Online Services Pvt., Ltd. Series H	04/17/2015	4,257	605,516	407,991	95.84	0.09
Living Social, Inc., Series F	11/18/2011	11,949	91,888	0	0.00	0.00
Magic Leap, Inc., Series C	01/20/2016	26,666	614,198	614,198	23.03	0.14
Snapchat, Inc., Series F	05/06/2016	23,398	718,787	718,786	30.72	0.16
Uber Technologies, Inc., Series G	12/03/2015	20,747	1,011,878	1,011,877	48.77	0.23
WeWork Cos., Inc., Series E	06/23/2015	13,398	440,655	504,357	37.64	0.11
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	19,048	522,414	728,150	38.23	0.16
				$7,412,771		1.66%

(4)  Security was valued using fair value procedures at September 30, 2016. The aggregate value of these securities was $6,353,486 representing 1.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(5)  The rate shown is the 7-day yield as of September 30, 2016.

(6)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$29,906,836	$—		$334,065	$30,240,901
E-Commerce/Products	45,170,886	—		88,364	45,259,250
Internet Application Software	—	6,353,486	**	—	6,353,486
Real Estate Management/Services	—	—		56,090	56,090
Other Industries	352,765,063	—		—	352,765,063
Convertible Preferred Securities	—	—		6,934,252	6,934,252
Short-Term Investment Securities	904,016	—		—	904,016
Total Investment at Value	$428,746,801	$6,353,486		$7,412,771	$442,513,058

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $6,353,486 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2016	$547,904	$5,866,762
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	479,749
Change in unrealized depreciation(1)	(69,385)	(131,045)
Net purchases	—	718,786
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of September 30, 2016	$478,519	$6,934,252

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2016 includes:

Common Stocks	Convertible Preferred Securities
$(69,385)	$348,704

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2016.

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at September 30, 2016	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$334,065	Market Approach with	Estimated Revenue Multiple*	4.5x - 7.28x (6.09x)
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	36.0%
			Term to liquidity event in years	2.83
			Risk-free rate	0.87%
	$56,090	Market Approach	Market Transaction Price*	$50.1923
			Discount for Lack of Marketability	25.0%
	$88,364	Market Approach and	Market Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	2.9x - 3.1x (3.0x)
			Estimated Revenue Multiple*	2.2x
			Discount for Lack of Marketability	8.25% - 10% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%
Convertible Preferred Securities	$504,357	Market Approach	Market Transaction Price*	$50.1923
			Discount for Lack of Marketability	25.0%
	$5,400,861	Market Approach	Market Transaction Price*	$23.033 - $105.00 ($58.4587)
	$1,029,034	Market Approach and	Market Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	2.9x - 3.1x (3.0x)
			Estimated Revenue Multiple*	2.2x
			Discount for Lack of Marketability	8.25% - 10% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%
	$0	Cost Approach	Net Tangible Assets*	$0.0000

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Medical-Drugs	5.8%
Computers	5.7
Applications Software	5.4
Web Portals/ISP	5.2
Medical-Biomedical/Gene	4.5
Real Estate Investment Trusts	3.8
E-Commerce/Products	3.8
Internet Content-Entertainment	3.8
Finance-Credit Card	2.8
Cable/Satellite TV	2.2
Retail-Restaurants	2.1
Tobacco	1.9
Diversified Manufacturing Operations	1.8
Retail-Building Products	1.8
Aerospace/Defense	1.6
Retail-Discount	1.6
Beverages-Non-alcoholic	1.6
Instruments-Controls	1.6
Diagnostic Equipment	1.4
Retail-Apparel/Shoe	1.3
Electronic Components-Semiconductors	1.2
Commercial Services-Finance	1.2
Medical-HMO	1.2
E-Commerce/Services	1.2
Enterprise Software/Service	1.2
Medical Instruments	1.2
Athletic Footwear	1.2
Exchange-Traded Funds	1.1
Commercial Services	1.1
Multimedia	1.1
Entertainment Software	1.0
Computer Services	1.0
Finance-Other Services	0.9
Medical Information Systems	0.8
Electronic Forms	0.8
Transport-Rail	0.7
Medical Products	0.7
Retail-Drug Store	0.7
Cosmetics & Toiletries	0.7
Oil Companies-Exploration & Production	0.7
Electronic Measurement Instruments	0.7
Food-Misc./Diversified	0.6
Machinery-Pumps	0.6
Electronic Connectors	0.6
Data Processing/Management	0.6
Semiconductor Components-Integrated Circuits	0.5
Coatings/Paint	0.5
Industrial Gases	0.5
Machinery-General Industrial	0.5
Food-Retail	0.5
Auto/Truck Parts & Equipment-Original	0.5
Building & Construction Products-Misc.	0.5
Brewery	0.5
Chemicals-Diversified	0.4
Medical-Hospitals	0.4
Airlines	0.4
Home Decoration Products	0.4
Oil-Field Services	0.4
Building Products-Cement	0.4
Chemicals-Specialty	0.4
Repurchase Agreements	0.4%
Food-Confectionery	0.4
Retail-Auto Parts	0.4
Medical-Wholesale Drug Distribution	0.4
Containers-Metal/Glass	0.4
Cellular Telecom	0.4
Apparel Manufacturers	0.3
Finance-Investment Banker/Broker	0.3
Telephone-Integrated	0.3
Investment Management/Advisor Services	0.3
Electronic Security Devices	0.3
Hotels/Motels	0.3
Consulting Services	0.3
Electronic Design Automation	0.3
Food-Wholesale/Distribution	0.2
Banks-Commercial	0.2
Containers-Paper/Plastic	0.2
Networking Products	0.2
Recreational Vehicles	0.2
Cruise Lines	0.2
Telecommunication Equipment	0.2
Finance-Consumer Loans	0.2
Computer Aided Design	0.2
Metal Processors & Fabrication	0.2
Retail-Gardening Products	0.2
Computer Software	0.2
Semiconductor Equipment	0.2
Pharmacy Services	0.2
Real Estate Management/Services	0.2
Insurance Brokers	0.2
Transport-Services	0.2
Retail-Major Department Stores	0.2
Toys	0.2
Registered Investment Companies	0.2
Insurance-Property/Casualty	0.2
Consumer Products-Misc.	0.1
Beverages-Wine/Spirits	0.1
Retail-Catalog Shopping	0.1
Electronic Components-Misc.	0.1
Tools-Hand Held	0.1
Distribution/Wholesale	0.1
Agricultural Chemicals	0.1
Diversified Banking Institutions	0.1
Non-Hazardous Waste Disposal	0.1
Electric-Integrated	0.1
Instruments-Scientific	0.1
Building-Residential/Commercial	0.1
Disposable Medical Products	0.1
Advertising Agencies	0.1
Television	0.1
Medical-Generic Drugs	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,408	$98,519
Omnicom Group, Inc.	1,992	169,320
		267,839
Aerospace/Defense — 1.6%
Boeing Co.	16,405	2,161,195
General Dynamics Corp.	2,219	344,300
Lockheed Martin Corp.	2,560	613,683
Northrop Grumman Corp.	14,468	3,095,429
Raytheon Co.	2,840	386,609
Rockwell Collins, Inc.	2,233	188,331
Teledyne Technologies, Inc.†	11,156	1,204,067
TransDigm Group, Inc.†	861	248,932
		8,242,546
Aerospace/Defense-Equipment — 0.0%
Harris Corp.	1,196	109,566
Agricultural Chemicals — 0.1%
Monsanto Co.	3,760	384,272
Airlines — 0.4%
Alaska Air Group, Inc.	2,116	139,360
Southwest Airlines Co.	10,660	414,567
United Continental Holdings, Inc.†	31,800	1,668,546
		2,222,473
Apparel Manufacturers — 0.3%
Carter's, Inc.	11,024	955,891
Hanesbrands, Inc.	6,493	163,948
Michael Kors Holdings, Ltd.†	1,917	89,697
Under Armour, Inc., Class A†	3,152	121,919
Under Armour, Inc., Class C†	3,168	107,269
VF Corp.	2,908	162,993
		1,601,717
Applications Software — 5.4%
Citrix Systems, Inc.†	2,676	228,049
Intuit, Inc.	25,479	2,802,945
Microsoft Corp.	338,621	19,504,569
Red Hat, Inc.†	3,113	251,624
salesforce.com, Inc.†	57,671	4,113,672
		26,900,859
Athletic Footwear — 1.2%
NIKE, Inc., Class B	109,789	5,780,391
Audio/Video Products — 0.0%
Harman International Industries, Inc.	684	57,764
Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	21,713	1,548,571
Mobileye NV†	20,127	856,807
		2,405,378
Banks-Commercial — 0.2%
First Republic Bank	11,940	920,693
PacWest Bancorp	6,646	285,180
		1,205,873
Security Description	Shares	Value (Note 2)
Banks-Fiduciary — 0.0%
Citizens Financial Group, Inc.	1,875	$46,331
Northern Trust Corp.	2,270	154,338
		200,669
Banks-Super Regional — 0.0%
Huntington Bancshares, Inc.	9,142	90,140
Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	136,925	5,794,666
Dr Pepper Snapple Group, Inc.	3,187	291,005
Monster Beverage Corp.†	2,323	341,040
PepsiCo, Inc.	13,604	1,479,707
		7,906,418
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	3,135	148,724
Constellation Brands, Inc., Class A	3,045	506,962
		655,686
Brewery — 0.5%
Molson Coors Brewing Co., Class B	21,652	2,377,390
Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	2,593	69,803
Discovery Communications, Inc., Class C†	3,854	101,399
Scripps Networks Interactive, Inc., Class A	867	55,046
		226,248
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	41,215	2,394,592
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	1,090	195,230
Vulcan Materials Co.	15,406	1,752,124
		1,947,354
Building Products-Wood — 0.0%
Masco Corp.	5,675	194,709
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	5,823	175,854
Lennar Corp., Class A	3,229	136,716
		312,570
Cable/Satellite TV — 2.2%
Charter Communications, Inc.† Class A	2,831	764,285
Comcast Corp., Class A	152,109	10,090,911
		10,855,196
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	450	43,839
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	37,539	1,753,822
Chemicals-Diversified — 0.4%
E.I. du Pont de Nemours & Co.	6,762	452,851
LyondellBasell Industries NV, Class A	3,164	255,208
PPG Industries, Inc.	14,722	1,521,666
		2,229,725

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 0.4%
Ashland Global Holdings, Inc.	9,659	$1,119,961
International Flavors & Fragrances, Inc.	1,368	195,583
Valvoline, Inc.†	26,499	622,462
		1,938,006
Coatings/Paint — 0.5%
Sherwin-Williams Co.	9,662	2,673,089
Commercial Services — 1.1%
Aramark	41,684	1,585,243
Cintas Corp.	1,469	165,409
CoStar Group, Inc.†	4,066	880,411
Ecolab, Inc.	4,510	548,957
Nielsen Holdings PLC	29,154	1,561,780
ServiceMaster Global Holdings, Inc.†	24,869	837,588
		5,579,388
Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	4,626	408,013
Equifax, Inc.	6,417	863,600
FleetCor Technologies, Inc.†	10,565	1,835,458
Global Payments, Inc.	2,640	202,646
H&R Block, Inc.	2,485	57,528
Moody's Corp.	2,875	311,305
PayPal Holdings, Inc.†	19,291	790,352
S&P Global, Inc.	10,711	1,355,584
Total System Services, Inc.	2,844	134,095
Western Union Co.	4,359	90,754
		6,049,335
Computer Aided Design — 0.2%
ANSYS, Inc.†	9,006	834,045
Autodesk, Inc.†	2,081	150,519
		984,564
Computer Services — 1.0%
Accenture PLC, Class A	10,700	1,307,219
Amdocs, Ltd.	19,486	1,127,265
Cognizant Technology Solutions Corp., Class A†	24,927	1,189,267
CSRA, Inc.	1,076	28,944
Hewlett Packard Enterprise Co.	15,994	363,864
International Business Machines Corp.	5,830	926,096
Teradata Corp.†	896	27,776
		4,970,431
Computer Software — 0.2%
Akamai Technologies, Inc.†	3,003	159,129
SS&C Technologies Holdings, Inc.	23,869	767,388
		926,517
Computers — 5.7%
Apple, Inc.	251,205	28,398,725
Consulting Services — 0.3%
Verisk Analytics, Inc.†	15,836	1,287,150
Security Description	Shares	Value (Note 2)
Consumer Products-Misc. — 0.1%
Clorox Co.	2,225	$278,526
Kimberly-Clark Corp.	3,400	428,876
		707,402
Containers-Metal/Glass — 0.4%
Ball Corp.	1,587	130,055
Crown Holdings, Inc.†	28,650	1,635,628
		1,765,683
Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	25,993	1,190,999
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	20,802	1,542,260
Estee Lauder Cos., Inc., Class A	22,744	2,014,209
		3,556,469
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	25,240	951,548
Royal Caribbean Cruises, Ltd.	1,934	144,953
		1,096,501
Data Processing/Management — 0.6%
Dun & Bradstreet Corp.	356	48,637
Fidelity National Information Services, Inc.	28,019	2,158,303
Fiserv, Inc.†	3,778	375,798
Paychex, Inc.	5,515	319,153
		2,901,891
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,163	128,547
Patterson Cos., Inc.	759	34,869
		163,416
Diagnostic Equipment — 1.4%
Abbott Laboratories	75,920	3,210,657
Danaher Corp.	38,262	2,999,358
Thermo Fisher Scientific, Inc.	4,472	711,316
		6,921,331
Dialysis Centers — 0.0%
DaVita, Inc.†	1,934	127,779
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,262	283,041
Distribution/Wholesale — 0.1%
Fastenal Co.	2,980	124,505
LKQ Corp.†	5,278	187,158
WW Grainger, Inc.	392	88,137
		399,800
Diversified Banking Institutions — 0.1%
Morgan Stanley	11,891	381,225
Diversified Manufacturing Operations — 1.8%
3M Co.	25,261	4,451,746
A.O. Smith Corp.	9,106	899,582
Dover Corp.	7,559	556,645
General Electric Co.	84,709	2,509,080
Illinois Tool Works, Inc.	3,075	368,508

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Pentair PLC	1,804	$115,889
		8,901,450
E-Commerce/Products — 3.8%
Amazon.com, Inc.†	21,965	18,391,514
eBay, Inc.†	18,046	593,714
		18,985,228
E-Commerce/Services — 1.2%
Expedia, Inc.	2,071	241,727
Priceline Group, Inc.†	3,813	5,610,791
TripAdvisor, Inc.†	1,964	124,086
		5,976,604
Electric Products-Misc. — 0.0%
AMETEK, Inc.	3,995	190,881
Electric-Integrated — 0.1%
Dominion Resources, Inc.	4,410	327,531
Electronic Components-Misc. — 0.1%
Flex Ltd.†	40,151	546,857
Electronic Components-Semiconductors — 1.2%
Broadcom, Ltd.	6,798	1,172,791
Intel Corp.	33,338	1,258,509
Microchip Technology, Inc.	3,700	229,918
Micron Technology, Inc.†	8,566	152,303
NVIDIA Corp.	9,195	630,041
Qorvo, Inc.†	2,198	122,517
Skyworks Solutions, Inc.	3,223	245,399
Texas Instruments, Inc.	32,303	2,267,025
Xilinx, Inc.	2,614	142,045
		6,220,548
Electronic Connectors — 0.6%
Amphenol Corp., Class A	43,517	2,825,124
TE Connectivity, Ltd.	2,567	165,263
		2,990,387
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	49,593	1,266,109
Electronic Forms — 0.8%
Adobe Systems, Inc.†	35,344	3,836,238
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	26,435	1,244,824
FLIR Systems, Inc.	1,156	36,321
Fortive Corp.	23,364	1,189,228
National Instruments Corp.	27,535	781,994
		3,252,367
Electronic Security Devices — 0.3%
Allegion PLC	14,136	974,112
Johnson Controls International PLC	7,301	339,715
		1,313,827
Enterprise Software/Service — 1.2%
Oracle Corp.	85,446	3,356,319
Tyler Technologies, Inc.†	8,200	1,404,086
Ultimate Software Group, Inc.†	5,803	1,186,075
		5,946,480
Security Description	Shares	Value (Note 2)
Entertainment Software — 1.0%
Activision Blizzard, Inc.	47,854	$2,119,932
Electronic Arts, Inc.†	34,206	2,921,193
		5,041,125
Finance-Consumer Loans — 0.2%
Synchrony Financial	35,467	993,076
Finance-Credit Card — 2.8%
Alliance Data Systems Corp.†	1,006	215,817
MasterCard, Inc., Class A	78,221	7,960,551
Visa, Inc., Class A	71,022	5,873,520
		14,049,888
Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	20,692	653,247
E*TRADE Financial Corp.†	31,759	924,822
		1,578,069
Finance-Other Services — 0.9%
CME Group, Inc.	2,970	310,424
Intercontinental Exchange, Inc.	15,333	4,130,097
Nasdaq, Inc.	1,217	82,196
		4,522,717
Food-Confectionery — 0.4%
Hershey Co.	17,748	1,696,709
J.M. Smucker Co.	1,161	157,362
		1,854,071
Food-Meat Products — 0.0%
Hormel Foods Corp.	4,644	176,147
Food-Misc./Diversified — 0.6%
Campbell Soup Co.	3,342	182,807
ConAgra Foods, Inc.	4,083	192,350
General Mills, Inc.	6,362	406,405
Kellogg Co.	2,427	188,020
McCormick & Co., Inc.	10,005	999,700
Mondelez International, Inc., Class A	26,735	1,173,666
		3,142,948
Food-Retail — 0.5%
Kroger Co.	59,765	1,773,825
Whole Foods Market, Inc.	24,257	687,686
		2,461,511
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	25,234	1,236,718
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,462	117,165
Home Decoration Products — 0.4%
Newell Brands, Inc.	40,425	2,128,781
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,424	64,906
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	42,095	965,238
Marriott International, Inc., Class A	3,226	217,220
Wyndham Worldwide Corp.	1,888	127,119
		1,309,577

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Human Resources — 0.0%
Robert Half International, Inc.	1,253	$47,439
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,068	130,659
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	15,151	2,277,801
Praxair, Inc.	2,402	290,234
		2,568,035
Instruments-Controls — 1.6%
Honeywell International, Inc.	54,083	6,305,537
Mettler-Toledo International, Inc.†	455	191,023
Sensata Technologies Holding NV†	32,713	1,268,610
		7,765,170
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,880	105,487
Waters Corp.†	1,385	219,508
		324,995
Insurance Brokers — 0.2%
Aon PLC	2,830	318,347
Arthur J. Gallagher & Co.	1,613	82,053
Marsh & McLennan Cos., Inc.	4,632	311,502
Willis Towers Watson PLC	1,338	177,646
		889,548
Insurance-Life/Health — 0.0%
Torchmark Corp.	1,015	64,848
Insurance-Multi-line — 0.0%
Assurant, Inc.	466	42,988
Cincinnati Financial Corp.	1,364	102,873
		145,861
Insurance-Property/Casualty — 0.2%
Progressive Corp.	20,351	641,057
XL Group, Ltd.	4,726	158,935
		799,992
Internet Content-Entertainment — 3.8%
Facebook, Inc., Class A†	128,811	16,522,587
Netflix, Inc.†	23,898	2,355,148
		18,877,735
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	762	94,976
Internet Security — 0.0%
VeriSign, Inc.†	1,596	124,871
Investment Management/Advisor Services — 0.3%
Affiliated Managers Group, Inc.†	574	83,058
Ameriprise Financial, Inc.	1,332	132,894
BlackRock, Inc.	2,549	923,910
T. Rowe Price Group, Inc.	2,862	190,323
		1,330,185
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	754	199,508
Machinery-General Industrial — 0.5%
Roper Technologies, Inc.	13,781	2,514,619
Security Description	Shares	Value (Note 2)
Machinery-Pumps — 0.6%
Flowserve Corp.	17,440	$841,306
Xylem, Inc.	42,114	2,208,879
		3,050,185
Medical Information Systems — 0.8%
athenahealth, Inc.†	11,760	1,483,171
Cerner Corp.†	38,873	2,400,408
		3,883,579
Medical Instruments — 1.2%
Boston Scientific Corp.†	160,351	3,816,354
Edwards Lifesciences Corp.†	3,659	441,129
Intuitive Surgical, Inc.†	423	306,603
Medtronic PLC	13,301	1,149,206
St. Jude Medical, Inc.	2,498	199,241
		5,912,533
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	1,758	241,690
Medical Products — 0.7%
Becton Dickinson and Co.	3,660	657,812
Henry Schein, Inc.†	970	158,090
Stryker Corp.	21,153	2,462,421
Varian Medical Systems, Inc.†	883	87,885
Zimmer Biomet Holdings, Inc.	1,513	196,720
		3,562,928
Medical-Biomedical/Gene — 4.5%
Alder Biopharmaceuticals, Inc.†	24,956	817,808
Alexion Pharmaceuticals, Inc.†	20,697	2,536,210
Amgen, Inc.	27,045	4,511,377
Biogen, Inc.†	8,848	2,769,689
Celgene Corp.†	48,643	5,084,653
Gilead Sciences, Inc.	38,067	3,011,861
Illumina, Inc.†	2,520	457,783
Regeneron Pharmaceuticals, Inc.†	4,597	1,848,086
Vertex Pharmaceuticals, Inc.†	19,517	1,702,078
		22,739,545
Medical-Drugs — 5.8%
AbbVie, Inc.	15,394	970,900
Allergan PLC†	31,064	7,154,350
Bristol-Myers Squibb Co.	59,161	3,189,961
Eli Lilly & Co.	82,728	6,639,749
Endo International PLC†	1,159	23,354
Ironwood Pharmaceuticals, Inc.†	78,561	1,247,549
Johnson & Johnson	23,041	2,721,833
Mallinckrodt PLC†	23,003	1,605,149
Pfizer, Inc.	108,631	3,679,332
Zoetis, Inc.	34,893	1,814,785
		29,046,962
Medical-Generic Drugs — 0.1%
Mylan NV†	3,953	150,689
Perrigo Co. PLC	1,034	95,469
		246,158
Medical-HMO — 1.2%
Aetna, Inc.	32,398	3,740,349

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO (continued)
Centene Corp.†	2,934	$196,461
Cigna Corp.	4,410	574,711
Humana, Inc.	1,204	212,976
UnitedHealth Group, Inc.	9,330	1,306,200
		6,030,697
Medical-Hospitals — 0.4%
HCA Holdings, Inc.†	2,132	161,243
Universal Health Services, Inc., Class B	16,749	2,063,812
		2,225,055
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	3,107	250,983
McKesson Corp.	9,373	1,562,948
		1,813,931
Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	45,540	975,011
Multimedia — 1.1%
Twenty-First Century Fox, Inc., Class A	9,692	234,740
Twenty-First Century Fox, Inc., Class B	4,437	109,771
Walt Disney Co.	54,933	5,101,079
		5,445,590
Networking Products — 0.2%
Cisco Systems, Inc.	35,443	1,124,252
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,883	94,998
Waste Management, Inc.	3,707	236,358
		331,356
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,527	118,785
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp.	17,350	1,099,296
Apache Corp.	2,739	174,940
Cabot Oil & Gas Corp.	3,358	86,636
Cimarex Energy Co.	1,061	142,567
Concho Resources, Inc.†	1,563	214,678
Devon Energy Corp.	4,500	198,495
EOG Resources, Inc.	5,016	485,097
Newfield Exploration Co.†	2,082	90,484
Occidental Petroleum Corp.	5,383	392,528
Pioneer Natural Resources Co.	2,915	541,170
		3,425,891
Oil Refining & Marketing — 0.0%
Tesoro Corp.	898	71,445
Oil-Field Services — 0.4%
Halliburton Co.	44,573	2,000,436
Pharmacy Services — 0.2%
Diplomat Pharmacy, Inc.†	32,584	912,678
Pipelines — 0.0%
Williams Cos., Inc.	4,343	133,460
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts — 3.8%
American Tower Corp.	70,706	$8,013,111
Apartment Investment & Management Co., Class A	1,454	66,753
AvalonBay Communities, Inc.	2,360	419,702
Boston Properties, Inc.	1,691	230,466
Crown Castle International Corp.	5,802	546,607
Digital Realty Trust, Inc.	1,641	159,374
Equinix, Inc.	11,091	3,995,533
Equity Residential	6,283	404,185
Essex Property Trust, Inc.	1,126	250,760
Extra Space Storage, Inc.	2,162	171,685
Federal Realty Investment Trust	804	123,760
General Growth Properties, Inc.	6,122	168,967
Host Hotels & Resorts, Inc.	6,125	95,366
Iron Mountain, Inc.	1,641	61,587
Kimco Realty Corp.	7,219	208,990
Macerich Co.	975	78,848
Prologis, Inc.	9,057	484,912
Public Storage	2,563	571,908
Realty Income Corp.	3,200	214,176
Simon Property Group, Inc.	8,086	1,673,883
SL Green Realty Corp.	724	78,264
UDR, Inc.	4,590	165,194
Ventas, Inc.	2,778	196,210
Vornado Realty Trust	1,447	146,451
Welltower, Inc.	3,691	275,976
Weyerhaeuser Co.	6,434	205,502
		19,008,170
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	5,134	143,649
Jones Lang LaSalle, Inc.	6,569	747,487
		891,136
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	14,511	1,123,732
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	607	47,643
Retail-Apparel/Shoe — 1.3%
Foot Locker, Inc.	1,512	102,393
Kate Spade & Co.†	53,315	913,286
L Brands, Inc.	17,423	1,233,026
PVH Corp.	8,745	966,322
Ross Stores, Inc.	50,877	3,271,391
		6,486,418
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	1,266	188,786
AutoZone, Inc.†	1,558	1,197,074
O'Reilly Automotive, Inc.†	1,632	457,139
		1,842,999
Retail-Automobile — 0.0%
CarMax, Inc.†	1,909	101,845
Retail-Building Products — 1.8%
Home Depot, Inc.	41,210	5,302,903
Lowe's Cos., Inc.	49,805	3,596,419
		8,899,322

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	29,109	$582,471
Retail-Discount — 1.6%
Costco Wholesale Corp.	40,149	6,123,124
Dollar General Corp.	2,361	165,247
Dollar Tree, Inc.†	20,912	1,650,584
		7,938,955
Retail-Drug Store — 0.7%
CVS Health Corp.	8,430	750,186
Walgreens Boots Alliance, Inc.	34,812	2,806,543
		3,556,729
Retail-Gardening Products — 0.2%
Tractor Supply Co.	13,963	940,408
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	1,299	96,814
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	11,286	843,967
Retail-Perfume & Cosmetics — 0.0%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,008	239,884
Retail-Restaurants — 2.1%
Chipotle Mexican Grill, Inc.†	3,959	1,676,637
Dunkin' Brands Group, Inc.	21,062	1,096,909
McDonald's Corp.	41,885	4,831,854
Starbucks Corp.	50,881	2,754,697
Yum! Brands, Inc.	3,310	300,581
		10,660,678
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	2,120	68,476
Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	5,285	340,618
Linear Technology Corp.	2,431	144,134
NXP Semiconductors NV†	22,041	2,248,403
		2,733,155
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	18,577	560,097
KLA-Tencor Corp.	1,394	97,176
Lam Research Corp.	2,754	260,831
		918,104
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	4,427	212,142
Telecom Services — 0.0%
Level 3 Communications, Inc.†	2,052	95,172
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	29,094	876,020
Juniper Networks, Inc.	6,582	158,363
		1,034,383
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	28,024	1,456,688
Television — 0.1%
CBS Corp., Class B	3,846	210,530
Security Description	Shares	Value (Note 2)
Television (continued)
TEGNA, Inc.	1,879	$41,075
		251,605
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,083	216,968
Tobacco — 1.9%
Altria Group, Inc.	66,429	4,200,306
Philip Morris International, Inc.	24,250	2,357,585
Reynolds American, Inc.	58,481	2,757,379
		9,315,270
Tools-Hand Held — 0.1%
Snap-on, Inc.	998	151,656
Stanley Black & Decker, Inc.	2,585	317,903
		469,559
Toys — 0.2%
Hasbro, Inc.	1,940	153,900
Mattel, Inc.	21,995	666,009
		819,909
Transport-Rail — 0.7%
CSX Corp.	47,420	1,446,310
Kansas City Southern	17,131	1,598,665
Union Pacific Corp.	5,726	558,457
		3,603,432
Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	1,177	82,931
Expeditors International of Washington, Inc.	1,960	100,979
United Parcel Service, Inc., Class B	6,416	701,654
		885,564
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	891	72,296
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	1,587	125,389
Water — 0.0%
American Water Works Co., Inc.	1,682	125,881
Web Portals/ISP — 5.2%
Alphabet, Inc., Class A†	11,646	9,364,083
Alphabet, Inc., Class C†	21,460	16,680,643
		26,044,726
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	1,719	131,125
X-Ray Equipment — 0.0%
Hologic, Inc.†	4,768	185,141
Total Common Stocks (cost $403,428,393)		492,297,748
EXCHANGE-TRADED FUNDS — 1.1%
iShares S&P 500 Growth Index Fund (cost $5,625,239)	46,253	5,627,140
Total Long-Term Investment Securities (cost $409,053,632)		497,924,888

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.02%(1) (cost $800,667)	800,667	$800,667
REPURCHASE AGREEMENTS — 0.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 09/30/2016, to be repurchased 10/03/2016 in the amount of $1,212,000 and collateralized by $1,210,001 of United States Treasury Notes, bearing interest at 1.50%, due 11/30/2019 and having an approximate value of $1,238,738	$1,212,000	1,212,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2)	680,000	680,000
Total Repurchase Agreements (cost $1,892,000)		1,892,000
TOTAL INVESTMENTS (cost $411,746,299)(3)	99.9%	500,617,555
Other assets less liabilities	0.1	711,232
NET ASSETS	100.0%	$501,328,787

†  Non-income producing security

(1)  The rate shown is the 7-day yield as of September 30, 2016.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	December 2016	$1,195,420	$1,222,300	$26,880

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$492,297,748	$—	$—	$492,297,748
Exchange-Traded Funds	5,627,140	—	—	5,627,140
Short-Term Investment Securities	800,667	—	—	800,667
Repurchase Agreements	—	1,892,000	—	1,892,000
Total Investments at Value	$498,725,555	$1,892,000	$—	$500,617,555
Other Financial Instruments:†
Futures Contracts	$26,880	$—	$—	$26,880

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Medical-Drugs	7.2%
Oil Companies-Integrated	6.6
Diversified Banking Institutions	5.8
Banks-Super Regional	5.5
Electric-Integrated	3.7
Oil Companies-Exploration & Production	3.7
Diversified Manufacturing Operations	2.7
Insurance-Multi-line	2.7
Oil-Field Services	2.6
Investment Management/Advisor Services	2.4
Networking Products	2.2
Telephone-Integrated	2.2
Cosmetics & Toiletries	2.0
Aerospace/Defense-Equipment	1.8
Electronic Components-Semiconductors	1.7
Banks-Commercial	1.6
Retail-Discount	1.6
Medical Instruments	1.4
Transport-Rail	1.4
Semiconductor Components-Integrated Circuits	1.3
Beverages-Non-alcoholic	1.3
Chemicals-Diversified	1.2
Food-Misc./Diversified	1.2
Tobacco	1.2
Enterprise Software/Service	1.1
Insurance-Life/Health	1.1
Insurance-Reinsurance	1.0
Multimedia	1.0
Banks-Fiduciary	1.0
Medical-Biomedical/Gene	0.9
Electronic Security Devices	0.9
Cruise Lines	0.9
Repurchase Agreements	0.8
Computer Services	0.8
Transport-Services	0.8
Real Estate Investment Trusts	0.8
Retail-Drug Store	0.8
Diagnostic Equipment	0.8
Semiconductor Equipment	0.7
Medical Products	0.7
Insurance-Property/Casualty	0.7
Medical-HMO	0.7
Computers	0.7
Retail-Apparel/Shoe	0.7
Auto/Truck Parts & Equipment-Original	0.6
Exchange-Traded Funds	0.6
Machinery-Construction & Mining	0.6
Building-Residential/Commercial	0.6
Hotels/Motels	0.6
Television	0.5
Paper & Related Products	0.5
Auto-Cars/Light Trucks	0.5
Gas-Distribution	0.5
Insurance Brokers	0.5
Agricultural Chemicals	0.5
Building & Construction Products-Misc.	0.5
Electronic Connectors	0.5
Medical-Wholesale Drug Distribution	0.4
Wireless Equipment	0.4
Commercial Services	0.4
Finance-Other Services	0.4%
Retail-Auto Parts	0.4
Medical-Hospitals	0.4
Retail-Catalog Shopping	0.4
Pipelines	0.4
Industrial Automated/Robotic	0.4
Retail-Jewelry	0.4
Finance-Consumer Loans	0.3
Applications Software	0.3
Instruments-Controls	0.3
Oil Refining & Marketing	0.3
Time Deposits	0.3
Cable/Satellite TV	0.3
Finance-Credit Card	0.3
Medical-Generic Drugs	0.3
Electric-Distribution	0.3
Aerospace/Defense	0.2
Containers-Paper/Plastic	0.2
Airlines	0.2
Retail-Restaurants	0.2
Shipbuilding	0.2
Tools-Hand Held	0.2
Pharmacy Services	0.2
Retail-Building Products	0.1
Computers-Memory Devices	0.1
Web Portals/ISP	0.1
Electric Products-Misc.	0.1
Industrial Gases	0.1
Electronic Components-Misc.	0.1
Food-Wholesale/Distribution	0.1
Machinery-Farming	0.1
Agricultural Operations	0.1
Food-Retail	0.1
Commercial Services-Finance	0.1
Food-Meat Products	0.1
Gold Mining	0.1
Auto-Heavy Duty Trucks	0.1
Oil Field Machinery & Equipment	0.1
Consumer Products-Misc.	0.1
Engines-Internal Combustion	0.1
Retail-Regional Department Stores	0.1
Non-Hazardous Waste Disposal	0.1
Apparel Manufacturers	0.1
Electronic Measurement Instruments	0.1
Steel-Producers	0.1
Internet Security	0.1
Advertising Agencies	0.1
Engineering/R&D Services	0.1
Metal-Aluminum	0.1
Metal-Copper	0.1
99.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,443	$121,651
Omnicom Group, Inc.	4,552	386,920
		508,571
Aerospace/Defense — 0.2%
General Dynamics Corp.	5,956	924,133
Lockheed Martin Corp.	3,906	936,346
Raytheon Co.	4,900	667,037
		2,527,516
Aerospace/Defense-Equipment — 1.8%
Harris Corp.	2,062	188,900
Triumph Group, Inc.	119,947	3,344,122
United Technologies Corp.	148,097	15,046,655
		18,579,677
Agricultural Chemicals — 0.5%
Agrium, Inc.	39,700	3,600,393
CF Industries Holdings, Inc.	8,797	214,207
Monsanto Co.	8,256	843,763
Mosaic Co.	13,215	323,239
		4,981,602
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	21,953	925,758
Airlines — 0.2%
American Airlines Group, Inc.	19,996	732,054
Delta Air Lines, Inc.	28,260	1,112,314
United Continental Holdings, Inc.†	11,071	580,895
		2,425,263
Apparel Manufacturers — 0.1%
Michael Kors Holdings, Ltd.†	2,168	101,440
Ralph Lauren Corp.	2,127	215,125
VF Corp.	6,135	343,867
		660,432
Appliances — 0.0%
Whirlpool Corp.	2,847	461,670
Applications Software — 0.3%
Microsoft Corp.	59,092	3,403,699
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,132	95,597
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	283,267	3,419,033
General Motors Co.	53,635	1,703,984
		5,123,017
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	13,227	777,483
Auto/Truck Parts & Equipment-Original — 0.6%
BorgWarner, Inc.	63,500	2,233,930
Delphi Automotive PLC	61,540	4,389,033
		6,622,963
Banks-Commercial — 1.6%
BB&T Corp.	175,555	6,621,935
ING Groep NV ADR	282,600	3,487,284
M&T Bank Corp.	47,290	5,490,369
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Regions Financial Corp.	47,365	$467,492
Zions Bancorporation	7,740	240,095
		16,307,175
Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	207,049	8,257,114
Citizens Financial Group, Inc.	15,486	382,659
Northern Trust Corp.	3,054	207,642
State Street Corp.	13,834	963,261
		9,810,676
Banks-Super Regional — 5.5%
Capital One Financial Corp.	19,097	1,371,737
Comerica, Inc.	6,562	310,514
Fifth Third Bancorp	28,919	591,683
Huntington Bancshares, Inc.	20,891	205,985
KeyCorp	216,706	2,637,312
PNC Financial Services Group, Inc.	169,651	15,283,859
SunTrust Banks, Inc.	18,921	828,740
US Bancorp	232,830	9,986,079
Wells Fargo & Co.	570,316	25,253,592
		56,469,501
Beverages-Non-alcoholic — 1.3%
Coca-Cola Co.	179,163	7,582,178
PepsiCo, Inc.	49,378	5,370,845
		12,953,023
Brewery — 0.0%
Molson Coors Brewing Co., Class B	3,128	343,454
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	1,688	107,171
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	84,109	4,886,733
Building-Residential/Commercial — 0.6%
PulteGroup, Inc.	293,670	5,885,147
Cable/Satellite TV — 0.3%
Charter Communications, Inc. Class A†	1,963	529,951
Comcast Corp., Class A	33,542	2,225,176
		2,755,127
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	2,007	195,522
Chemicals-Diversified — 1.2%
Dow Chemical Co.	192,939	10,000,028
E.I. du Pont de Nemours & Co.	18,146	1,215,238
Eastman Chemical Co.	5,574	377,248
FMC Corp.	5,049	244,069
LyondellBasell Industries NV, Class A	5,917	477,265
PPG Industries, Inc.	3,919	405,068
		12,718,916
Chemicals-Specialty — 0.0%
Albemarle Corp.	4,242	362,649
Commercial Services — 0.4%
Nielsen Holdings PLC	78,902	4,226,780
Quanta Services, Inc.†	5,701	159,571
		4,386,351

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Services-Finance — 0.1%
Automatic Data Processing, Inc.	7,058	$622,515
H&R Block, Inc.	2,811	65,075
Western Union Co.	8,834	183,924
		871,514
Computer Aided Design — 0.0%
Autodesk, Inc.†	2,800	202,524
Computer Services — 0.8%
Cognizant Technology Solutions Corp., Class A†	89,537	4,271,810
CSRA, Inc.	3,132	84,251
Hewlett Packard Enterprise Co.	27,590	627,672
International Business Machines Corp.	20,022	3,180,495
Teradata Corp.†	2,952	91,512
		8,255,740
Computers — 0.7%
Apple, Inc.	53,660	6,066,263
HP, Inc.	64,560	1,002,617
		7,068,880
Computers-Memory Devices — 0.1%
NetApp, Inc.	10,516	376,683
Seagate Technology PLC	11,268	434,381
Western Digital Corp.	10,727	627,208
		1,438,272
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	6,107	770,337
Containers-Metal/Glass — 0.0%
Ball Corp.	3,090	253,226
Owens-Illinois, Inc.†	6,116	112,473
		365,699
Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	3,192	146,257
WestRock Co.	48,060	2,329,949
		2,476,206
Cosmetics & Toiletries — 2.0%
Colgate-Palmolive Co.	15,475	1,147,317
Procter & Gamble Co.	214,016	19,207,936
		20,355,253
Cruise Lines — 0.9%
Carnival Corp.	86,396	4,217,853
Norwegian Cruise Line Holdings, Ltd.†	126,037	4,751,595
Royal Caribbean Cruises, Ltd.	2,091	156,720
		9,126,168
Data Processing/Management — 0.0%
Dun & Bradstreet Corp.	589	80,469
Fidelity National Information Services, Inc.	5,443	419,274
		499,743
Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	4,045	240,395
Patterson Cos., Inc.	1,478	67,899
		308,294
Security Description	Shares	Value (Note 2)
Diagnostic Equipment — 0.8%
Abbott Laboratories	157,603	$6,665,031
Danaher Corp.	7,796	611,128
Thermo Fisher Scientific, Inc.	5,058	804,526
		8,080,685
Dialysis Centers — 0.0%
DaVita, Inc.†	1,999	132,074
Distribution/Wholesale — 0.0%
Fastenal Co.	4,362	182,244
WW Grainger, Inc.	1,238	278,352
		460,596
Diversified Banking Institutions — 5.8%
Bank of America Corp.	828,739	12,969,765
Citigroup, Inc.	319,146	15,073,266
Goldman Sachs Group, Inc.	32,642	5,264,175
JPMorgan Chase & Co.	379,703	25,284,423
Morgan Stanley	29,441	943,879
		59,535,508
Diversified Manufacturing Operations — 2.7%
3M Co.	9,579	1,688,107
Dover Corp.	5,857	431,310
Eaton Corp. PLC	103,544	6,803,876
General Electric Co.	152,169	4,507,246
Illinois Tool Works, Inc.	5,304	635,631
Ingersoll-Rand PLC	145,956	9,916,251
Parker-Hannifin Corp.	5,053	634,303
Pentair PLC	2,326	149,422
Textron, Inc.	87,198	3,466,121
		28,232,267
Diversified Operations — 0.0%
Leucadia National Corp.	12,239	233,031
Electric Products-Misc. — 0.1%
Emerson Electric Co.	24,284	1,323,721
Electric-Distribution — 0.3%
PPL Corp.	74,308	2,568,828
Electric-Integrated — 3.7%
AES Corp.	24,871	319,592
Alliant Energy Corp.	8,578	328,623
Ameren Corp.	9,156	450,292
American Electric Power Co., Inc.	18,555	1,191,417
CMS Energy Corp.	10,529	442,323
Consolidated Edison, Inc.	11,487	864,971
Dominion Resources, Inc.	70,932	5,268,120
DTE Energy Co.	6,771	634,240
Duke Energy Corp.	25,997	2,080,800
Edison International	118,306	8,547,608
Entergy Corp.	6,754	518,234
Eversource Energy	11,970	648,535
Exelon Corp.	34,825	1,159,324
FirstEnergy Corp.	16,045	530,769
NextEra Energy, Inc.	17,625	2,155,890
PG&E Corp.	18,811	1,150,669
Pinnacle West Capital Corp.	4,195	318,778
Public Service Enterprise Group, Inc.	19,091	799,340
SCANA Corp.	5,393	390,291

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
Southern Co.	36,932	$1,894,612
WEC Energy Group, Inc.	11,910	713,171
Xcel Energy, Inc.	194,558	8,004,116
		38,411,715
Electronic Components-Misc. — 0.1%
Corning, Inc.	39,127	925,354
Garmin, Ltd.	4,348	209,182
		1,134,536
Electronic Components-Semiconductors — 1.7%
Intel Corp.	429,906	16,228,952
Micron Technology, Inc.†	20,376	362,285
Texas Instruments, Inc.	14,007	983,011
Xilinx, Inc.	3,826	207,905
		17,782,153
Electronic Connectors — 0.5%
TE Connectivity, Ltd.	74,832	4,817,684
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	7,739	364,429
FLIR Systems, Inc.	2,642	83,012
Fortive Corp.	3,857	196,321
		643,762
Electronic Security Devices — 0.9%
Johnson Controls International PLC	204,421	9,511,709
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	2,915	439,378
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	2,897	114,403
Engineering/R&D Services — 0.1%
Fluor Corp.	5,255	269,687
Jacobs Engineering Group, Inc.†	4,582	236,981
		506,668
Engines-Internal Combustion — 0.1%
Cummins, Inc.	5,855	750,318
Enterprise Software/Service — 1.1%
CA, Inc.	11,857	392,230
Oracle Corp.	274,544	10,784,088
		11,176,318
Finance-Consumer Loans — 0.3%
Navient Corp.	11,963	173,105
Synchrony Financial	122,315	3,424,820
		3,597,925
Finance-Credit Card — 0.3%
American Express Co.	29,282	1,875,219
Discover Financial Services	15,231	861,313
		2,736,532
Finance-Other Services — 0.4%
CME Group, Inc.	6,265	654,818
Intercontinental Exchange, Inc.	12,446	3,352,454
Nasdaq, Inc.	1,637	110,563
		4,117,835
Security Description	Shares	Value (Note 2)
Food-Confectionery — 0.0%
Hershey Co.	2,383	$227,815
J.M. Smucker Co.	1,845	250,071
		477,886
Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	11,224	838,096
Food-Misc./Diversified — 1.2%
ConAgra Foods, Inc.	6,763	318,605
General Mills, Inc.	8,561	546,876
Kellogg Co.	4,187	324,367
Kraft Heinz Co.	51,890	4,644,674
McCormick & Co., Inc.	1,389	138,789
Mondelez International, Inc., Class A	152,490	6,694,311
		12,667,622
Food-Retail — 0.1%
Kroger Co.	19,338	573,952
Whole Foods Market, Inc.	12,030	341,050
		915,002
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	19,272	944,521
Gas-Distribution — 0.5%
CenterPoint Energy, Inc.	16,252	377,534
NiSource, Inc.	12,158	293,129
Sempra Energy	40,526	4,343,982
		5,014,645
Gold Mining — 0.1%
Newmont Mining Corp.	20,022	786,664
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,917	87,377
Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.	154,400	3,540,392
Marriott International, Inc., Class A	33,985	2,288,183
		5,828,575
Human Resources — 0.0%
Robert Half International, Inc.	2,161	81,815
Independent Power Producers — 0.0%
NRG Energy, Inc.	11,897	133,365
Industrial Automated/Robotic — 0.4%
Rockwell Automation, Inc.	30,229	3,698,216
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	4,249	638,795
Praxair, Inc.	5,489	663,236
		1,302,031
Instruments-Controls — 0.3%
Honeywell International, Inc.	29,172	3,401,163
Insurance Brokers — 0.5%
Aon PLC	3,809	428,474
Arthur J. Gallagher & Co.	3,140	159,732
Marsh & McLennan Cos., Inc.	61,494	4,135,472
Willis Towers Watson PLC	1,959	260,096
		4,983,774

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health — 1.1%
Aflac, Inc.	38,705	$2,781,728
Lincoln National Corp.	8,785	412,719
Principal Financial Group, Inc.	115,018	5,924,577
Prudential Financial, Inc.	16,490	1,346,409
Torchmark Corp.	1,975	126,183
Unum Group	8,854	312,635
		10,904,251
Insurance-Multi-line — 2.7%
Allstate Corp.	54,217	3,750,732
American International Group, Inc.(1)	38,381	2,277,529
Assurant, Inc.	1,249	115,220
Chubb, Ltd.	111,297	13,984,468
Cincinnati Financial Corp.	2,656	200,315
Hartford Financial Services Group, Inc.	14,565	623,673
Loews Corp.	10,431	429,236
MetLife, Inc.	152,716	6,785,172
		28,166,345
Insurance-Property/Casualty — 0.7%
Progressive Corp.	11,858	373,527
Travelers Cos., Inc.	10,878	1,246,075
XL Group, Ltd.	166,731	5,607,163
		7,226,765
Insurance-Reinsurance — 1.0%
Berkshire Hathaway, Inc., Class B†	71,646	10,350,698
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	824	102,703
Internet Security — 0.1%
Symantec Corp.	23,229	583,048
Investment Management/Advisor Services — 2.4%
Affiliated Managers Group, Inc.†	772	111,708
Ameriprise Financial, Inc.	45,017	4,491,346
BlackRock, Inc.	26,266	9,520,374
Franklin Resources, Inc.	13,261	471,694
Invesco, Ltd.	315,964	9,880,194
Legg Mason, Inc.	3,480	116,511
T. Rowe Price Group, Inc.	3,095	205,818
		24,797,645
Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	69,546	6,173,598
Machinery-Farming — 0.1%
Deere & Co.	10,916	931,681
Machinery-Pumps — 0.0%
Flowserve Corp.	4,920	237,341
Xylem, Inc.	3,989	209,223
		446,564
Medical Instruments — 1.4%
Intuitive Surgical, Inc.†	523	379,086
Medtronic PLC	157,710	13,626,144
St. Jude Medical, Inc.	5,268	420,176
		14,425,406
Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	5,246	$443,969
Medical Products — 0.7%
Baxter International, Inc.	68,291	3,250,652
Henry Schein, Inc.†	957	155,972
Stryker Corp.	4,455	518,606
Varian Medical Systems, Inc.†	1,586	157,854
Zimmer Biomet Holdings, Inc.	26,487	3,443,840
		7,526,924
Medical-Biomedical/Gene — 0.9%
Amgen, Inc.	33,903	5,655,359
Vertex Pharmaceuticals, Inc.†	46,100	4,020,381
		9,675,740
Medical-Drugs — 7.2%
AbbVie, Inc.	66,774	4,211,436
Allergan PLC†	41,090	9,463,438
AstraZeneca PLC ADR	155,561	5,111,734
Bristol-Myers Squibb Co.	116,925	6,304,596
Eli Lilly & Co.	13,929	1,117,942
Endo International PLC†	4,938	99,501
Johnson & Johnson	86,152	10,177,136
Mallinckrodt PLC†	4,065	283,656
Merck & Co., Inc.	272,491	17,006,163
Pfizer, Inc.	436,796	14,794,280
Roche Holding AG ADR	166,000	5,141,020
Zoetis, Inc.	6,538	340,041
		74,050,943
Medical-Generic Drugs — 0.3%
Mylan NV†	8,680	330,882
Perrigo Co. PLC	3,136	289,547
Teva Pharmaceutical Industries, Ltd. ADR	44,640	2,053,886
		2,674,315
Medical-HMO — 0.7%
Anthem, Inc.	36,011	4,512,539
Humana, Inc.	2,981	527,309
UnitedHealth Group, Inc.	15,454	2,163,560
		7,203,408
Medical-Hospitals — 0.4%
HCA Holdings, Inc.†	48,674	3,681,215
Universal Health Services, Inc., Class B	1,292	159,200
		3,840,415
Medical-Wholesale Drug Distribution — 0.4%
Cardinal Health, Inc.	12,022	934,109
McKesson Corp.	21,553	3,593,963
		4,528,072
Metal-Aluminum — 0.1%
Alcoa, Inc.	49,636	503,309
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	46,112	500,776
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	6,747	354,825

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 1.0%
Thomson Reuters Corp.	79,955	$3,308,538
Time Warner, Inc.	72,912	5,804,524
Twenty-First Century Fox, Inc., Class A	18,871	457,056
Twenty-First Century Fox, Inc., Class B	8,639	213,729
Viacom, Inc., Class B	13,103	499,224
		10,283,071
Networking Products — 2.2%
Cisco Systems, Inc.	712,640	22,604,941
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	4,663	235,248
Waste Management, Inc.	7,217	460,156
		695,404
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	7,003	127,175
Xerox Corp.	32,119	325,365
		452,540
Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc.	2,433	42,845
Helmerich & Payne, Inc.	4,078	274,450
Transocean, Ltd.†	12,961	138,164
		455,459
Oil Companies-Exploration & Production — 3.7%
Anadarko Petroleum Corp.	64,717	4,100,469
Apache Corp.	8,304	530,376
Cabot Oil & Gas Corp.	10,180	262,644
Chesapeake Energy Corp.†	24,628	154,418
Cimarex Energy Co.	1,255	168,634
Concho Resources, Inc.†	1,931	265,223
ConocoPhillips	46,735	2,031,570
Devon Energy Corp.	9,879	435,763
EOG Resources, Inc.	67,053	6,484,696
EQT Corp.	6,519	473,410
Hess Corp.	10,157	544,618
Marathon Oil Corp.	374,142	5,915,185
Newfield Exploration Co.†	2,923	127,034
Noble Energy, Inc.	16,214	579,488
Occidental Petroleum Corp.	107,368	7,829,275
Pioneer Natural Resources Co.	27,922	5,183,719
Range Resources Corp.	7,094	274,892
Southwestern Energy Co.†	179,640	2,486,218
		37,847,632
Oil Companies-Integrated — 6.6%
Chevron Corp.	257,464	26,498,195
Exxon Mobil Corp.	194,864	17,007,730
Imperial Oil, Ltd.	210,590	6,587,609
Murphy Oil Corp.	6,108	185,683
Royal Dutch Shell PLC, Class B(2)	197,640	5,127,986
Royal Dutch Shell PLC, Class B ADR	63,180	3,337,800
TOTAL SA ADR	189,670	9,047,259
		67,792,262
Security Description	Shares	Value (Note 2)
Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.†	8,514	$252,610
National Oilwell Varco, Inc.	14,250	523,545
		776,155
Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	19,953	809,892
Phillips 66	16,770	1,350,823
Tesoro Corp.	2,510	199,696
Valero Energy Corp.	17,409	922,677
		3,283,088
Oil-Field Services — 2.6%
Baker Hughes, Inc.	16,147	814,939
Halliburton Co.	226,826	10,179,951
Schlumberger, Ltd.	195,528	15,376,322
		26,371,212
Paper & Related Products — 0.5%
International Paper Co.	107,486	5,157,178
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	23,781	1,677,274
Pipelines — 0.4%
Kinder Morgan, Inc.	72,444	1,675,630
ONEOK, Inc.	7,940	408,036
Spectra Energy Corp.	26,456	1,130,994
Williams Cos., Inc.	16,237	498,963
		3,713,623
Publishing-Newspapers — 0.0%
News Corp., Class A	14,360	200,753
News Corp., Class B	4,520	64,274
		265,027
Real Estate Investment Trusts — 0.8%
Apartment Investment & Management Co., Class A	2,719	124,829
Boston Properties, Inc.	23,398	3,188,913
Digital Realty Trust, Inc.	1,940	188,413
Federal Realty Investment Trust	910	140,076
General Growth Properties, Inc.	8,593	237,167
HCP, Inc.	17,644	669,590
Host Hotels & Resorts, Inc.	14,569	226,839
Iron Mountain, Inc.	5,635	211,482
Macerich Co.	2,413	195,139
Realty Income Corp.	2,732	182,853
Simon Property Group, Inc.	4,506	932,787
SL Green Realty Corp.	2,196	237,388
Ventas, Inc.	7,159	505,640
Vornado Realty Trust	3,307	334,702
Welltower, Inc.	5,402	403,908
Weyerhaeuser Co.	14,127	451,216
		8,230,942
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,918	150,544
Retail-Apparel/Shoe — 0.7%
Coach, Inc.	10,526	384,830
Foot Locker, Inc.	1,787	121,016
Gap, Inc.	8,270	183,925

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe (continued)
PVH Corp.	55,313	$6,112,086
Urban Outfitters, Inc.†	3,359	115,953
		6,917,810
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	22,360	3,334,323
Genuine Parts Co.	5,619	564,429
		3,898,752
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,504	121,970
CarMax, Inc.†	3,035	161,917
		283,887
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	5,825	251,116
Retail-Building Products — 0.1%
Lowe's Cos., Inc.	20,950	1,512,800
Retail-Catalog Shopping — 0.4%
Liberty Interactive Corp. QVC Group, Class A†	191,300	3,827,913
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	10,416	397,683
Retail-Discount — 1.6%
Costco Wholesale Corp.	9,257	1,411,785
Dollar General Corp.	4,597	321,744
Target Corp.	65,043	4,467,153
Wal-Mart Stores, Inc.	136,845	9,869,262
		16,069,944
Retail-Drug Store — 0.8%
CVS Health Corp.	78,466	6,982,689
Walgreens Boots Alliance, Inc.	13,874	1,118,522
		8,101,211
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	45,500	3,391,115
Tiffany & Co.	4,053	294,369
		3,685,484
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	4,385	227,494
Retail-Office Supplies — 0.0%
Staples, Inc.	24,544	209,851
Retail-Regional Department Stores — 0.1%
Kohl's Corp.	6,777	296,494
Macy's, Inc.	11,640	431,262
		727,756
Retail-Restaurants — 0.2%
Darden Restaurants, Inc.	4,763	292,067
McDonald's Corp.	10,949	1,263,077
Yum! Brands, Inc.	6,709	609,244
		2,164,388
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	5,249	169,543
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	11,734	$185,632
Semiconductor Components-Integrated Circuits — 1.3%
Linear Technology Corp.	3,709	219,907
QUALCOMM, Inc.	194,276	13,307,906
		13,527,813
Semiconductor Equipment — 0.7%
Applied Materials, Inc.	163,150	4,918,973
KLA-Tencor Corp.	2,826	197,000
Lam Research Corp.	26,040	2,466,248
		7,582,221
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	13,950	2,140,209
Steel-Producers — 0.1%
Nucor Corp.	12,013	594,043
Telecom Services — 0.0%
Level 3 Communications, Inc.†	6,484	300,728
Telephone-Integrated — 2.2%
AT&T, Inc.	320,736	13,025,089
CenturyLink, Inc.	20,602	565,113
Frontier Communications Corp.	44,266	184,147
Verizon Communications, Inc.	165,830	8,619,843
		22,394,192
Television — 0.5%
CBS Corp., Class B	97,999	5,364,465
TEGNA, Inc.	3,963	86,631
		5,451,096
Tobacco — 1.2%
British American Tobacco PLC ADR	46,642	5,953,851
Philip Morris International, Inc.	62,043	6,031,821
		11,985,672
Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	14,160	1,741,397
Toys — 0.0%
Mattel, Inc.	12,853	389,189
Transport-Rail — 1.4%
CSX Corp.	35,697	1,088,759
Kansas City Southern	4,075	380,279
Norfolk Southern Corp.	11,077	1,075,134
Union Pacific Corp.	116,948	11,405,938
		13,950,110
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	2,800	197,288
Expeditors International of Washington, Inc.	2,528	130,243
FedEx Corp.	37,018	6,466,304
Ryder System, Inc.	2,018	133,087
United Parcel Service, Inc., Class B	11,999	1,312,211
		8,239,133
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	1,360	110,350

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	3,484	$275,271
Water — 0.0%
American Water Works Co., Inc.	3,021	226,092
Web Portals/ISP — 0.1%
Yahoo!, Inc.†	33,042	1,424,110
Wireless Equipment — 0.4%
Motorola Solutions, Inc.	2,517	191,997
Nokia OYJ ADR	733,831	4,248,881
		4,440,878
Total Common Stocks (cost $936,685,857)		1,012,053,241
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Value ETF	13,450	1,420,589
iShares S&P 500 Value ETF	52,043	4,942,003
Total Exchange-Traded Funds (cost $6,415,608)		6,362,592
Total Long-Term Investment Securities (cost $943,101,465)		1,018,415,833
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 10/03/2016 (cost $2,892,000)	$2,892,000	2,892,000
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.8%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$1,845,000	$1,845,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	920,000	920,000
BNP Paribas SA Joint Repurchase Agreement(3)	1,845,000	1,845,000
Deutsche Bank AG Joint Repurchase Agreement(3)	3,490,000	3,490,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	460,000	460,000
State Street Bank and Trust Co. Joint Repurchase Agreement(3)	285,000	285,000
Total Repurchase Agreements (cost $8,845,000)		8,845,000
TOTAL INVESTMENTS (cost $954,838,465)(4)	99.7%	1,030,152,833
Other assets less liabilities	0.3	2,737,356
NET ASSETS	100.0%	$1,032,890,189

†  Non-income producing security

(1)  Security represents an investment in an affiliated company (see Note 8).

(2)  Security was valued using fair value procedures at September 30, 2016. The aggregate value of these securities was $5,127,986 representing 0.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	December 2016	$915,720	$935,700	$19,980

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse AG	GBP	2,190,993	USD	2,852,303	12/30/2016	$7,077	$—
	USD	63,883	GBP	48,979	12/30/2016	—	(279)
						7,077	(279)
Morgan Stanley Capital Services, Inc.	CAD	7,394,765	USD	5,585,466	12/30/2016	—	(54,615)
UBS AG	EUR	6,846,278	USD	7,697,458	12/30/2016	—	(24,794)
Net Unrealized Appreciation (Depreciation)						$7,077	$(79,688)

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,006,925,255	$5,127,986	**	$—	$1,012,053,241
Exchange-Traded Funds	6,362,592	—		—	6,362,592
Short-Term Investment Securities	—	2,892,000		—	2,892,000
Repurchase Agreements	—	8,845,000		—	8,845,000
Total Investments at Value	$1,013,287,847	$16,864,986		$—	$1,030,152,833
Other Financial Instruments:†
Futures Contracts	$19,980	$—		$—	$19,980
Forward Foreign Currency Contracts	—	7,077		—	7,077
Total Other Financial Instruments	$19,980	$7,077		$—	$27,057
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$79,688		$—	$79,688

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Commercial Services-Finance	4.5%
Enterprise Software/Service	4.0
E-Commerce/Services	3.9
Real Estate Investment Trusts	3.2
Medical-Biomedical/Gene	2.9
Oil Companies-Exploration & Production	2.9
Applications Software	2.7
Retail-Restaurants	2.5
Medical-Drugs	2.5
Medical Products	2.2
Retail-Apparel/Shoe	2.1
Medical Instruments	2.0
Retail-Auto Parts	1.9
Commercial Services	1.8
Electronic Components-Semiconductors	1.7
Machinery-General Industrial	1.6
Food-Misc./Diversified	1.5
Apparel Manufacturers	1.5
Auto/Truck Parts & Equipment-Original	1.5
Data Processing/Management	1.4
Distribution/Wholesale	1.3
Computer Software	1.1
E-Commerce/Products	1.1
Dental Supplies & Equipment	1.1
Medical Information Systems	1.1
X-Ray Equipment	1.0
Beverages-Non-alcoholic	1.0
Networking Products	0.9
Internet Content-Entertainment	0.9
Drug Delivery Systems	0.9
Retail-Discount	0.9
Hotels/Motels	0.8
Chemicals-Specialty	0.8
Transport-Truck	0.8
Consulting Services	0.8
Airlines	0.7
Entertainment Software	0.7
Retail-Sporting Goods	0.7
Aerospace/Defense	0.7
Consumer Products-Misc.	0.7
Building Products-Cement	0.7
Rental Auto/Equipment	0.6
Coatings/Paint	0.6
Containers-Metal/Glass	0.6
Advertising Agencies	0.6
Banks-Commercial	0.6
Patient Monitoring Equipment	0.6
Investment Management/Advisor Services	0.5
Building & Construction Products-Misc.	0.5
Retail-Automobile	0.5
Electronic Connectors	0.5
Finance-Investment Banker/Broker	0.5
Web Hosting/Design	0.5
Brewery	0.5
Finance-Other Services	0.5
Building-Residential/Commercial	0.5
Electronic Measurement Instruments	0.5
Exchange-Traded Funds	0.5
Computer Services	0.5
Instruments-Controls	0.4
Repurchase Agreements	0.4%
Machinery-Pumps	0.4
Containers-Paper/Plastic	0.4
Medical-HMO	0.4
Home Decoration Products	0.4
Real Estate Management/Services	0.4
Beverages-Wine/Spirits	0.4
Building-Heavy Construction	0.4
Industrial Automated/Robotic	0.4
Internet Application Software	0.4
Diversified Manufacturing Operations	0.4
Food-Confectionery	0.4
Insurance Brokers	0.4
Medical-Wholesale Drug Distribution	0.4
Semiconductor Components-Integrated Circuits	0.4
Auction Houses/Art Dealers	0.4
Computers-Memory Devices	0.4
Electronic Security Devices	0.3
Transport-Services	0.3
Retail-Perfume & Cosmetics	0.3
Toys	0.3
Retail-Jewelry	0.3
Soap & Cleaning Preparation	0.3
Finance-Credit Card	0.3
Diagnostic Kits	0.3
Internet Security	0.3
Computer Aided Design	0.3
Aerospace/Defense-Equipment	0.3
Internet Content-Information/News	0.3
Casino Hotels	0.3
Retail-Gardening Products	0.3
Vitamins & Nutrition Products	0.3
Banks-Fiduciary	0.3
Multimedia	0.3
Semiconductor Equipment	0.3
Medical-Hospitals	0.3
Human Resources	0.2
Finance-Mortgage Loan/Banker	0.2
Textile-Home Furnishings	0.2
Physicians Practice Management	0.2
Food-Meat Products	0.2
Tools-Hand Held	0.2
Power Converter/Supply Equipment	0.2
Broadcast Services/Program	0.2
Funeral Services & Related Items	0.2
Disposable Medical Products	0.2
Filtration/Separation Products	0.2
Gas-Distribution	0.2
Home Furnishings	0.2
Decision Support Software	0.2
Chemicals-Diversified	0.2
Internet Infrastructure Software	0.2
Garden Products	0.2
Transport-Rail	0.2
Insurance-Property/Casualty	0.2
Building-Maintenance & Services	0.2
Therapeutics	0.2
Pipelines	0.2
Cruise Lines	0.2
Motorcycle/Motor Scooter	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Instruments-Scientific	0.2%
Food-Retail	0.2
Recreational Vehicles	0.2
Retail-Mail Order	0.1
Audio/Video Products	0.1
Retail-Arts & Crafts	0.1
Transactional Software	0.1
Retail-Misc./Diversified	0.1
Auto-Cars/Light Trucks	0.1
Dialysis Centers	0.1
Lighting Products & Systems	0.1
Computer Data Security	0.1
Retail-Catalog Shopping	0.1
Steel Pipe & Tube	0.1
Hazardous Waste Disposal	0.1
Non-Hazardous Waste Disposal	0.1
Industrial Gases	0.1
Resorts/Theme Parks	0.1
Food-Dairy Products	0.1
Electric Products-Misc.	0.1
Respiratory Products	0.1
Appliances	0.1
Electronic Design Automation	0.1
Food-Baking	0.1
Retail-Drug Store	0.1
Auto-Heavy Duty Trucks	0.1
E-Services/Consulting	0.1
Radio	0.1
Building Products-Wood	0.1
Wireless Equipment	0.1
Oil Refining & Marketing	0.1
Footwear & Related Apparel	0.1
Silver Mining	0.1
Office Supplies & Forms	0.1
Retail-Major Department Stores	0.1
Medical Labs & Testing Services	0.1
Casino Services	0.1
Shipbuilding	0.1
Building Products-Air & Heating	0.1
Computers-Integrated Systems	0.1
Satellite Telecom	0.1
Veterinary Diagnostics	0.1
Web Portals/ISP	0.1
Electronic Forms	0.1
Telecommunication Equipment	0.1
Agricultural Chemicals	0.1
Telephone-Integrated	0.1
Transport-Marine	0.1
Retail-Convenience Store	0.1
Theaters	0.1
Cellular Telecom	0.1
Banks-Super Regional	0.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.2%
Advanced Materials — 0.0%
Hexcel Corp.	2,190	$97,017
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	20,391	455,739
Omnicom Group, Inc.	8,227	699,295
		1,155,034
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	429	2,505
Aerospace/Defense — 0.7%
Rockwell Collins, Inc.	7,478	630,695
Spirit AeroSystems Holdings, Inc., Class A†	1,615	71,932
TransDigm Group, Inc.†	2,434	703,718
		1,406,345
Aerospace/Defense-Equipment — 0.3%
B/E Aerospace, Inc.	2,412	124,604
Harris Corp.	4,092	374,868
HEICO Corp.	459	31,763
HEICO Corp., Class A	902	54,580
		585,815
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	4,800	116,880
Airlines — 0.7%
Alaska Air Group, Inc.	6,229	410,242
Allegiant Travel Co.	600	79,242
Copa Holdings SA, Class A	2,100	184,653
JetBlue Airways Corp.†	571	9,844
Southwest Airlines Co.	9,200	357,788
Spirit Airlines, Inc.†	2,500	106,325
United Continental Holdings, Inc.†	5,900	309,573
		1,457,667
Apparel Manufacturers — 1.5%
Carter's, Inc.	3,582	310,595
Hanesbrands, Inc.	33,213	838,628
Michael Kors Holdings, Ltd.†	3,774	176,586
Ralph Lauren Corp.	92	9,305
Under Armour, Inc., Class A†	4,327	167,368
Under Armour, Inc., Class C†	42,887	1,452,154
		2,954,636
Appliances — 0.1%
Whirlpool Corp.	1,272	206,268
Applications Software — 2.5%
Check Point Software Technologies, Ltd.†	1,700	131,937
Citrix Systems, Inc.†	3,624	308,837
Dropbox, Inc., Class A†(2)(3)(4)	3,515	30,569
Dropbox, Inc., Class B†(2)(3)(4)	844	7,340
Intuit, Inc.	3,900	429,039
NetSuite, Inc.†	5,140	568,947
Nuance Communications, Inc.†	3,995	57,927
PTC, Inc.†	1,196	52,995
Red Hat, Inc.†	9,988	807,330
Security Description	Shares	Value (Note 2)
Applications Software (continued)
ServiceNow, Inc.†	28,562	$2,260,682
Tableau Software, Inc., Class A†	5,649	312,220
		4,967,823
Athletic Equipment — 0.0%
Vista Outdoor, Inc.†	251	10,005
Auction Houses/Art Dealers — 0.4%
KAR Auction Services, Inc.	9,654	416,667
Ritchie Bros. Auctioneers, Inc.	4,200	147,294
Sotheby's	3,800	144,476
		708,437
Audio/Video Products — 0.1%
Harman International Industries, Inc.	3,470	293,042
Auto-Cars/Light Trucks — 0.1%
Ferrari NV	2,940	152,498
Tesla Motors, Inc.†	600	122,418
		274,916
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	3,013	177,104
Auto/Truck Parts & Equipment-Original — 1.5%
BorgWarner, Inc.	6,321	222,373
Delphi Automotive PLC	9,003	642,094
Lear Corp.	1,445	175,163
Mobileye NV†	35,967	1,531,115
Visteon Corp.	807	57,829
WABCO Holdings, Inc.†	2,449	278,035
		2,906,609
Banks-Commercial — 0.6%
BankUnited, Inc.	4,600	138,920
First Republic Bank	4,668	359,950
Signature Bank†	736	87,179
SVB Financial Group†	3,104	343,116
Webster Financial Corp.	4,200	159,642
Western Alliance Bancorp†	1,246	46,775
		1,135,582
Banks-Fiduciary — 0.3%
Citizens Financial Group, Inc.	5,048	124,736
Northern Trust Corp.	3,300	224,367
State Street Corp.	3,000	208,890
		557,993
Banks-Super Regional — 0.1%
Fifth Third Bancorp	5,200	106,392
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	453	22,632
Beverages-Non-alcoholic — 1.0%
Dr Pepper Snapple Group, Inc.	6,883	628,487
Monster Beverage Corp.†	9,546	1,401,448
		2,029,935
Beverages-Wine/Spirits — 0.4%
Brown-Forman Corp., Class A	1,208	60,098
Brown-Forman Corp., Class B	11,036	523,548
Constellation Brands, Inc., Class A	1,600	266,384
		850,030

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Brewery — 0.5%
Molson Coors Brewing Co., Class B	8,843	$970,961
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	3,289	88,540
Discovery Communications, Inc., Class C†	5,173	136,102
Scripps Networks Interactive, Inc., Class A	1,946	123,551
Starz, Class A†	1,991	62,099
		410,292
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	18,296	1,062,998
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	869	136,459
Building Products-Cement — 0.7%
Eagle Materials, Inc.	2,404	185,829
Martin Marietta Materials, Inc.	1,359	243,410
Vulcan Materials Co.	7,757	882,204
		1,311,443
Building Products-Light Fixtures — 0.0%
Cree, Inc.†	856	22,016
Building Products-Wood — 0.1%
Masco Corp.	5,092	174,707
Building-Heavy Construction — 0.4%
SBA Communications Corp., Class A†	7,575	849,612
Building-Maintenance & Services — 0.2%
Rollins, Inc.	11,665	341,551
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,136	96,219
Building-Residential/Commercial — 0.5%
CalAtlantic Group, Inc.	216	7,223
D.R. Horton, Inc.	4,378	132,216
Lennar Corp., Class A	2,230	94,418
Lennar Corp., Class B	120	4,028
NVR, Inc.†	222	364,051
PulteGroup, Inc.	8,118	162,685
Toll Brothers, Inc.†	6,116	182,624
		947,245
Cable/Satellite TV — 0.0%
Cable One, Inc.	111	64,824
Casino Hotels — 0.3%
MGM Resorts International†	11,209	291,770
Wynn Resorts, Ltd.	2,925	284,954
		576,724
Casino Services — 0.1%
Gaming and Leisure Properties, Inc.	4,289	143,467
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	2,300	107,456
Chemicals-Diversified — 0.2%
Celanese Corp., Series A	3,517	234,091
FMC Corp.	2,546	123,074
		357,165
Security Description	Shares	Value (Note 2)
Chemicals-Plastics — 0.0%
PolyOne Corp.	2,200	$74,382
Chemicals-Specialty — 0.8%
Ashland Global Holdings, Inc.	2,300	266,685
International Flavors & Fragrances, Inc.	1,885	269,498
NewMarket Corp.	462	198,346
Platform Specialty Products Corp.†	77,651	629,750
Valvoline, Inc.†	5,700	133,893
W.R. Grace & Co.	922	68,044
		1,566,216
Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	3,890	109,970
RPM International, Inc.	9,780	525,382
Sherwin-Williams Co.	1,500	414,990
Valspar Corp.	1,853	196,548
		1,246,890
Commercial Services — 1.8%
Aramark	2,467	93,820
Cintas Corp.	2,099	236,348
CoreLogic, Inc.†	7,529	295,287
CoStar Group, Inc.†	9,768	2,115,065
Live Nation Entertainment, Inc.†	1,769	48,612
Nielsen Holdings PLC	11,667	625,001
Quanta Services, Inc.†	925	25,891
ServiceMaster Global Holdings, Inc.†	3,203	107,877
		3,547,901
Commercial Services-Finance — 4.5%
Equifax, Inc.	5,901	794,157
Euronet Worldwide, Inc.†	1,178	96,396
FleetCor Technologies, Inc.†	2,136	371,087
Global Payments, Inc.	7,527	577,772
IHS Markit, Ltd.†	40,505	1,520,963
MarketAxess Holdings, Inc.	865	143,235
Moody's Corp.	6,831	739,661
Morningstar, Inc.	422	33,452
PayPal Holdings, Inc.†	12,852	526,546
S&P Global, Inc.	12,442	1,574,659
Sabre Corp.	16,414	462,547
Square, Inc., Class A†	1,222	14,249
Total System Services, Inc.	3,927	185,158
TransUnion†	27,840	960,480
Vantiv, Inc., Class A†	10,662	599,951
Western Union Co.	11,638	242,303
WEX, Inc.†	2,311	249,796
		9,092,412
Computer Aided Design — 0.3%
ANSYS, Inc.†	1,638	151,695
Autodesk, Inc.†	6,023	435,644
		587,339
Computer Data Security — 0.1%
Fortinet, Inc.†	7,223	266,745
Computer Services — 0.5%
CSRA, Inc.	9,264	249,201
DST Systems, Inc.	776	91,506
EPAM Systems, Inc.†	1,800	124,758

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Services (continued)
Genpact, Ltd.†	8,554	$204,868
Leidos Holdings, Inc.	1,445	62,540
Manhattan Associates, Inc.†	1,693	97,551
Teradata Corp.†	3,062	94,922
		925,346
Computer Software — 1.0%
Akamai Technologies, Inc.†	6,578	348,568
CommerceHub, Inc., Series A†	58	916
CommerceHub, Inc., Series C†	116	1,846
Rackspace Hosting, Inc.†	2,536	80,366
SS&C Technologies Holdings, Inc.	51,898	1,668,521
		2,100,217
Computers-Integrated Systems — 0.1%
NCR Corp.†	2,918	93,930
VeriFone Systems, Inc.†	2,585	40,688
		134,618
Computers-Memory Devices — 0.4%
Pure Storage, Inc., Class A†	52,272	708,286
Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	7,525	237,865
Gartner, Inc.†	5,589	494,347
Verisk Analytics, Inc.†	9,625	782,320
		1,514,532
Consumer Products-Misc. — 0.7%
Clorox Co.	3,610	451,900
Samsonite International SA(1)	249,090	795,906
Spectrum Brands Holdings, Inc.	580	79,860
		1,327,666
Containers-Metal/Glass — 0.6%
Ball Corp.	10,539	863,671
Crown Holdings, Inc.†	3,180	181,546
Owens-Illinois, Inc.†	3,809	70,048
Silgan Holdings, Inc.	963	48,718
		1,163,983
Containers-Paper/Plastic — 0.4%
Bemis Co., Inc.	323	16,476
Berry Plastics Group, Inc.†	2,856	125,236
Graphic Packaging Holding Co.	5,298	74,119
Packaging Corp. of America	2,208	179,422
Sealed Air Corp.	10,264	470,296
		865,549
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A	595	13,983
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	4,449	167,727
Royal Caribbean Cruises, Ltd.	2,200	164,890
		332,617
Data Processing/Management — 1.4%
Broadridge Financial Solutions, Inc.	2,783	188,660
Dun & Bradstreet Corp.	347	47,407
Security Description	Shares	Value (Note 2)
Data Processing/Management (continued)
Fidelity National Information Services, Inc.	9,771	$752,660
First Data Corp., Class A†	7,394	97,305
Fiserv, Inc.†	10,651	1,059,455
Jack Henry & Associates, Inc.	1,860	159,123
Paychex, Inc.	10,179	589,059
		2,893,669
Decision Support Software — 0.2%
MSCI, Inc.	4,269	358,340
Dental Supplies & Equipment — 1.1%
Align Technology, Inc.†	18,554	1,739,438
DENTSPLY SIRONA, Inc.	6,072	360,859
Patterson Cos., Inc.	1,981	91,007
		2,191,304
Diagnostic Equipment — 0.0%
VWR Corp.†	106	3,006
Diagnostic Kits — 0.3%
Alere, Inc.†	377	16,301
IDEXX Laboratories, Inc.†	5,198	585,971
		602,272
Dialysis Centers — 0.1%
DaVita, Inc.†	4,157	274,653
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	1,737	389,574
Distribution/Wholesale — 1.3%
Fastenal Co.	37,009	1,546,236
HD Supply Holdings, Inc.†	4,753	152,001
LKQ Corp.†	7,216	255,879
Pool Corp.	953	90,077
Watsco, Inc.	613	86,372
WW Grainger, Inc.	1,908	428,995
		2,559,560
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	1,722	170,117
Carlisle Cos., Inc.	441	45,233
Colfax Corp.†	3,300	103,719
Ingersoll-Rand PLC	3,056	207,625
Textron, Inc.	6,983	277,574
		804,268
Drug Delivery Systems — 0.9%
Catalent, Inc.†	4,800	124,032
DexCom, Inc.†	18,772	1,645,554
		1,769,586
E-Commerce/Products — 1.0%
The Honest Company, Inc†(2)(3)(4).	1,850	69,208
Vipshop Holdings, Ltd. ADR†	6,500	95,355
Wayfair, Inc., Class A†	45,994	1,810,784
		1,975,347
E-Commerce/Services — 3.0%
Ctrip.com International, Ltd. ADR†	4,200	195,594
Expedia, Inc.	22,378	2,611,960
Groupon, Inc.†	8,653	44,563

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services (continued)
IAC/InterActiveCorp	1,303	$81,399
Liberty Ventures, Series A†	584	23,284
Match Group, Inc.†	6,884	122,466
MercadoLibre, Inc.	800	147,976
Trade Desk, Inc., Class A†	500	14,605
TripAdvisor, Inc.†	22,377	1,413,779
Zillow Group, Inc., Class A†	3,036	104,590
Zillow Group, Inc., Class C†	36,382	1,260,636
		6,020,852
E-Services/Consulting — 0.1%
CDW Corp.	3,844	175,786
Electric Products-Misc. — 0.1%
AMETEK, Inc.	4,502	215,106
Electric-Transmission — 0.0%
ITC Holdings Corp.	1,758	81,712
Electronic Components-Misc. — 0.0%
Gentex Corp.	4,317	75,807
Electronic Components-Semiconductors — 1.7%
IPG Photonics Corp.†	2,701	222,427
Microchip Technology, Inc.	9,322	579,269
Micron Technology, Inc.†	41,408	736,234
Microsemi Corp.†	4,800	201,504
NVIDIA Corp.	11,960	819,499
ON Semiconductor Corp.†	973	11,987
Qorvo, Inc.†	317	17,670
Skyworks Solutions, Inc.	7,675	584,375
Xilinx, Inc.	6,004	326,258
		3,499,223
Electronic Connectors — 0.5%
Amphenol Corp., Class A	15,696	1,018,984
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	7,069	180,471
Synopsys, Inc.†	339	20,120
		200,591
Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	7,014	330,289
Fitbit, Inc., Class A†	2,430	36,061
Fortive Corp.	2,900	147,610
Keysight Technologies, Inc.†	3,000	95,070
National Instruments Corp.	1,925	54,670
Trimble Navigation, Ltd.†	9,905	282,887
		946,587
Electronic Security Devices — 0.3%
Allegion PLC	7,168	493,947
Johnson Controls International PLC	4,341	201,987
		695,934
Enterprise Software/Service — 4.0%
Atlassian Corp. PLC, Class A†	33,283	997,491
CDK Global, Inc.	3,632	208,331
Guidewire Software, Inc.†	23,593	1,415,108
Inovalon Holdings, Inc., Class A†	1,393	20,491
Proofpoint, Inc.†	1,400	104,790
Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
Tyler Technologies, Inc.†	781	$133,731
Ultimate Software Group, Inc.†	6,904	1,411,109
Veeva Systems, Inc., Class A†	23,250	959,760
Workday, Inc., Class A†	29,862	2,738,047
		7,988,858
Entertainment Software — 0.6%
Activision Blizzard, Inc.	3,100	137,330
Electronic Arts, Inc.†	13,030	1,112,762
		1,250,092
Filtration/Separation Products — 0.2%
CLARCOR, Inc.	1,400	91,000
Donaldson Co., Inc.	7,967	297,408
		388,408
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	194	39,008
Finance-Credit Card — 0.3%
Alliance Data Systems Corp.†	2,808	602,400
Finance-Investment Banker/Broker — 0.5%
E*TRADE Financial Corp.†	8,800	256,256
Interactive Brokers Group, Inc., Class A	170	5,996
Lazard, Ltd., Class A	6,812	247,684
LPL Financial Holdings, Inc.	292	8,734
TD Ameritrade Holding Corp.	13,138	462,983
		981,653
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,128	32,238
Finance-Mortgage Loan/Banker — 0.2%
Ellie Mae, Inc.†	1,000	105,300
FNF Group	10,000	369,100
		474,400
Finance-Other Services — 0.5%
CBOE Holdings, Inc.	7,013	454,793
Intercontinental Exchange, Inc.	1,401	377,373
SEI Investments Co.	3,017	137,606
		969,772
Food-Baking — 0.1%
Flowers Foods, Inc.	12,493	188,894
Food-Canned — 0.0%
TreeHouse Foods, Inc.†	407	35,486
Food-Catering — 0.0%
US Foods Holding Corp.†	1,055	24,909
Food-Confectionery — 0.4%
Hershey Co.	6,916	661,170
J.M. Smucker Co.	1,000	135,540
		796,710
Food-Dairy Products — 0.1%
WhiteWave Foods Co.†	4,108	223,598
Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	876	67,601

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Meat Products — 0.2%
Hormel Foods Corp.	5,595	$212,218
Tyson Foods, Inc., Class A	3,226	240,886
		453,104
Food-Misc./Diversified — 1.5%
Blue Buffalo Pet Products, Inc.†	7,909	187,918
Campbell Soup Co.	4,408	241,118
ConAgra Foods, Inc.	8,170	384,889
Hain Celestial Group, Inc.†	5,394	191,918
Ingredion, Inc.	1,198	159,406
Kellogg Co.	5,424	420,197
McCormick & Co., Inc.	5,738	573,341
Nomad Foods, Ltd.†	59,481	703,065
Pinnacle Foods, Inc.	2,700	135,459
Snyder's-Lance, Inc.	721	24,211
		3,021,522
Food-Retail — 0.2%
Sprouts Farmers Market, Inc.†	8,498	175,484
Whole Foods Market, Inc.	4,866	137,951
		313,435
Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	3,079	70,509
Wolverine World Wide, Inc.	4,100	94,423
		164,932
Funeral Services & Related Items — 0.2%
Service Corp. International	15,233	404,284
Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	983	81,855
Toro Co.	5,724	268,112
		349,967
Gas-Distribution — 0.2%
Atmos Energy Corp.	2,700	201,069
NiSource, Inc.	6,600	159,126
Piedmont Natural Gas Co., Inc.	144	8,646
		368,841
Gold Mining — 0.0%
Royal Gold, Inc.	99	7,666
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc.†	97	4,654
Stericycle, Inc.†	2,941	235,692
		240,346
Home Decoration Products — 0.4%
Newell Brands, Inc.	16,312	858,990
Home Furnishings — 0.2%
Leggett & Platt, Inc.	3,132	142,757
Tempur Sealy International, Inc.†	3,957	224,520
		367,277
Hotels/Motels — 0.8%
Choice Hotels International, Inc.	4,134	186,361
Extended Stay America, Inc.	9,539	135,454
Hilton Worldwide Holdings, Inc.	18,504	424,296
Hyatt Hotels Corp., Class A†	31	1,526
Security Description	Shares	Value (Note 2)
Hotels/Motels (continued)
Marriott International, Inc., Class A	10,215	$687,749
Wyndham Worldwide Corp.	2,603	175,260
		1,610,646
Housewares — 0.0%
Tupperware Brands Corp.	1,186	77,529
Human Resources — 0.2%
ManpowerGroup, Inc.	2,500	180,650
Robert Half International, Inc.	6,311	238,934
Team Health Holdings, Inc.†	2,300	74,888
		494,472
Industrial Automated/Robotic — 0.4%
Cognex Corp.	4,619	244,160
Nordson Corp.	3,147	313,536
Rockwell Automation, Inc.	2,386	291,903
		849,599
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,500	225,510
Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	1,425	598,258
Sensata Technologies Holding NV†	7,800	302,484
		900,742
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	538	30,187
Waters Corp.†	1,815	287,660
		317,847
Insurance Brokers — 0.4%
Aon PLC	3,600	404,964
Arthur J. Gallagher & Co.	2,846	144,776
Brown & Brown, Inc.	164	6,184
Willis Towers Watson PLC	1,800	238,986
		794,910
Insurance-Life/Health — 0.0%
Lincoln National Corp.	1,282	60,228
Insurance-Property/Casualty — 0.2%
AmTrust Financial Services, Inc.	147	3,944
Erie Indemnity Co., Class A	422	43,074
Progressive Corp.	7,120	224,280
XL Group, Ltd.	2,175	73,145
		344,443
Internet Application Software — 0.4%
Splunk, Inc.†	5,296	310,769
Zendesk, Inc.†	17,526	538,224
		848,993
Internet Content-Entertainment — 0.9%
Netflix, Inc.†	14,926	1,470,957
Pandora Media, Inc.†	4,471	64,070
Twitter, Inc.†	13,236	305,090
		1,840,117

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Information/News — 0.3%
LinkedIn Corp., Class A†	2,767	$528,829
Yelp, Inc.†	1,242	51,791
		580,620
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	2,848	354,975
Internet Security — 0.3%
FireEye, Inc.†	833	12,270
Symantec Corp.	2,060	51,706
VeriSign, Inc.†	6,743	527,572
		591,548
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	1,108	160,328
Ameriprise Financial, Inc.	1,128	112,541
Artisan Partners Asset Management, Inc., Class A	879	23,909
Eaton Vance Corp.	2,592	101,218
Federated Investors, Inc., Class B	2,207	65,393
Financial Engines, Inc.	2,400	71,304
Invesco, Ltd.	4,401	137,619
NorthStar Asset Management Group, Inc.	4,358	56,349
T. Rowe Price Group, Inc.	4,387	291,735
WisdomTree Investments, Inc.	4,500	46,305
		1,066,701
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,028	272,009
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	910	56,984
Machinery-General Industrial — 1.6%
BWX Technologies, Inc.	2,203	84,529
IDEX Corp.	3,821	357,531
Manitowoc Foodservice, Inc.†	1,310	21,248
Middleby Corp.†	13,565	1,676,905
Roper Technologies, Inc.	2,906	530,258
Wabtec Corp.	4,934	402,861
Zebra Technologies Corp., Class A†	1,000	69,610
		3,142,942
Machinery-Pumps — 0.4%
Flowserve Corp.	5,367	258,904
Graco, Inc.	4,905	362,970
Xylem, Inc.	4,703	246,672
		868,546
Medical Information Systems — 1.1%
athenahealth, Inc.†	10,103	1,274,191
Cerner Corp.†	10,500	648,375
IMS Health Holdings, Inc.†	3,574	112,009
Medidata Solutions, Inc.†	1,700	94,792
		2,129,367
Medical Instruments — 2.0%
Bio-Techne Corp.	868	95,046
Bruker Corp.	7,171	162,423
Edwards Lifesciences Corp.†	17,096	2,061,094
Security Description	Shares	Value (Note 2)
Medical Instruments (continued)
Intuitive Surgical, Inc.†	1,782	$1,291,647
St. Jude Medical, Inc.	4,492	358,282
		3,968,492
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,084	149,028
Medical Products — 2.2%
ABIOMED, Inc.†	7,924	1,018,868
Becton Dickinson and Co.	6,383	1,147,217
Cooper Cos., Inc.	2,672	478,983
Henry Schein, Inc.†	3,736	608,893
Hill-Rom Holdings, Inc.	1,447	89,685
Teleflex, Inc.	1,389	233,421
Varian Medical Systems, Inc.†	2,253	224,241
West Pharmaceutical Services, Inc.	3,496	260,452
Zimmer Biomet Holdings, Inc.	2,318	301,386
		4,363,146
Medical-Biomedical/Gene — 2.9%
Alnylam Pharmaceuticals, Inc.†	6,411	434,538
BioMarin Pharmaceutical, Inc.†	7,814	722,951
Bluebird Bio, Inc.†	900	61,002
Charles River Laboratories International, Inc.†	1,103	91,924
Illumina, Inc.†	5,134	932,642
Incyte Corp.†	18,257	1,721,453
Intercept Pharmaceuticals, Inc.†	787	129,532
Intrexon Corp.†	1,307	36,622
Ionis Pharmaceuticals, Inc.†	12,753	467,270
Juno Therapeutics, Inc.†	1,338	40,153
Regeneron Pharmaceuticals, Inc.†	1,430	574,889
Seattle Genetics, Inc.†	4,772	257,736
Ultragenyx Pharmaceutical, Inc.†	1,000	70,940
United Therapeutics Corp.†	1,271	150,080
Vertex Pharmaceuticals, Inc.†	1,958	170,757
		5,862,489
Medical-Drugs — 2.5%
ACADIA Pharmaceuticals, Inc.†	7,051	224,292
Akorn, Inc.†	4,982	135,809
Alkermes PLC†	5,904	277,665
Allergan PLC†	3,411	785,587
Eisai Co., Ltd(1).	11,200	700,009
Endo International PLC†	3,300	66,495
Horizon Pharma PLC†	3,200	58,016
Ironwood Pharmaceuticals, Inc.†	5,000	79,400
Jazz Pharmaceuticals PLC†	1,000	121,480
Mallinckrodt PLC†	1,400	97,692
Ono Pharmaceutical Co., Ltd(1).	26,600	738,538
OPKO Health, Inc.†	6,955	73,654
Pacira Pharmaceuticals, Inc.†	1,400	47,908
Patheon NV†	637	18,874
Quintiles Transnational Holdings, Inc.†	3,876	314,189
TESARO, Inc.†	1,848	185,244
Zoetis, Inc.	21,492	1,117,799
		5,042,651

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO — 0.4%
Centene Corp.†	6,646	$445,016
Humana, Inc.	800	141,512
WellCare Health Plans, Inc.†	2,363	276,684
		863,212
Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	4,838	239,723
Tenet Healthcare Corp.†	1,894	42,918
Universal Health Services, Inc., Class B	1,999	246,317
		528,958
Medical-Outpatient/Home Medical — 0.0%
Amsurg Corp.†	714	47,874
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	9,368	756,747
Premier, Inc., Class A†	329	10,640
		767,387
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	6,823	74,098
Southern Copper Corp.	876	23,039
		97,137
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	371	28,719
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.	1,427	28,526
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	6,281	330,318
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	373	24,163
Multimedia — 0.3%
FactSet Research Systems, Inc.	1,595	258,549
Viacom, Inc., Class A	208	8,907
Viacom, Inc., Class B	7,092	270,205
		537,661
Networking Products — 0.9%
Arista Networks, Inc.†	14,359	1,221,664
Palo Alto Networks, Inc.†	4,026	641,462
		1,863,126
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	2,753	42,369
Waste Connections, Inc.	2,500	186,750
		229,119
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	4,459	80,975
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,986	154,491
Oil Companies-Exploration & Production — 2.9%
Anadarko Petroleum Corp.	12,004	760,573
Cabot Oil & Gas Corp.	12,786	329,879
Chesapeake Energy Corp.†	1,207	7,568
Cimarex Energy Co.	1,349	181,265
Concho Resources, Inc.†	5,030	690,871
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Continental Resources, Inc.†	911	$47,336
Devon Energy Corp.	1,100	48,521
Diamondback Energy, Inc.†	7,087	684,179
Energen Corp.	7,056	407,272
EQT Corp.	2,200	159,764
Newfield Exploration Co.†	17,907	778,238
Parsley Energy, Inc., Class A†	310	10,388
Pioneer Natural Resources Co.	5,211	967,422
QEP Resources, Inc.	20,504	400,443
Range Resources Corp.	2,479	96,071
Southwestern Energy Co.†	11,514	159,354
		5,729,144
Oil Refining & Marketing — 0.1%
Murphy USA, Inc.†	532	37,964
Tesoro Corp.	1,600	127,296
		165,260
Oil-Field Services — 0.0%
Oceaneering International, Inc.	1,900	52,269
Patient Monitoring Equipment — 0.6%
Insulet Corp.†	27,055	1,107,632
Physicians Practice Management — 0.2%
Envision Healthcare Holdings, Inc.†	10,272	228,757
MEDNAX, Inc.†	3,522	233,333
		462,090
Pipelines — 0.2%
ONEOK, Inc.	4,891	251,348
Williams Cos., Inc.	2,705	83,125
		334,473
Platinum — 0.0%
Stillwater Mining Co.†	6,600	88,176
Poultry — 0.0%
Pilgrim's Pride Corp.	201	4,245
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	5,400	196,020
Hubbell, Inc.	2,033	219,035
		415,055
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	3,336	52,442
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	46	7,793
Quarrying — 0.0%
Compass Minerals International, Inc.	1,300	95,810
Radio — 0.1%
Sirius XM Holdings, Inc.†	42,096	175,540
Real Estate Investment Trusts — 3.2%
Alexandria Real Estate Equities, Inc.	174	18,926
American Campus Communities, Inc.	2,900	147,523
Boston Properties, Inc.	615	83,818
Care Capital Properties, Inc.	194	5,529
Crown Castle International Corp.	5,600	527,576
CubeSmart	7,551	205,840
CyrusOne, Inc.	1,466	69,738

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Digital Realty Trust, Inc.	2,436	$236,584
Empire State Realty Trust, Inc., Class A	1,757	36,809
Equinix, Inc.	6,598	2,376,929
Equity LifeStyle Properties, Inc.	1,805	139,310
Essex Property Trust, Inc.	643	143,196
Extra Space Storage, Inc.	2,783	220,998
Federal Realty Investment Trust	2,770	426,386
Healthcare Trust of America, Inc., Class A	2,348	76,592
Iron Mountain, Inc.	10,154	381,080
Lamar Advertising Co., Class A	1,938	126,571
Life Storage, Inc.	707	62,881
MGM Growth Properties LLC, Class A	6,300	164,241
Omega Healthcare Investors, Inc.	1,614	57,216
Outfront Media, Inc.	525	12,416
Regency Centers Corp.	395	30,609
Senior Housing Properties Trust	650	14,762
SL Green Realty Corp.	1,700	183,770
Tanger Factory Outlet Centers, Inc.	1,990	77,530
Taubman Centers, Inc.	2,687	199,940
Ventas, Inc.	2,511	177,352
VEREIT, Inc.	19,101	198,077
		6,402,199
Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	7,091	198,406
Jones Lang LaSalle, Inc.	2,200	250,339
WeWork Cos., Inc., Class A†(2)(3)(4)	2,244	84,473
		533,218
Recreational Vehicles — 0.2%
Brunswick Corp.	1,739	84,828
Polaris Industries, Inc.	2,822	218,536
		303,364
Rental Auto/Equipment — 0.6%
AerCap Holdings NV†	23,582	907,671
Avis Budget Group, Inc.†	5,775	197,563
Herc Holdings, Inc.†	112	3,774
Hertz Global Holdings, Inc.†	337	13,534
United Rentals, Inc.†	1,782	139,869
		1,262,411
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp.	1,690	90,601
Vail Resorts, Inc.	850	133,348
		223,949
Respiratory Products — 0.1%
ResMed, Inc.	3,291	213,224
Retail-Apparel/Shoe — 2.1%
Burlington Stores, Inc.†	5,650	457,763
Coach, Inc.	8,146	297,818
Foot Locker, Inc.	2,869	194,289
Gap, Inc.	336	7,473
Kate Spade & Co.†	48,596	832,449
Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe (continued)
L Brands, Inc.	6,938	$491,002
lululemon athletica, Inc.†	4,059	247,518
PVH Corp.	2,400	265,200
Ross Stores, Inc.	19,687	1,265,874
Urban Outfitters, Inc.†	1,643	56,716
		4,116,102
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	12,089	292,191
Retail-Auto Parts — 1.9%
Advance Auto Parts, Inc.	6,908	1,030,121
AutoZone, Inc.†	1,475	1,133,301
Genuine Parts Co.	3,259	327,367
O'Reilly Automotive, Inc.†	4,462	1,249,851
		3,740,640
Retail-Automobile — 0.5%
AutoNation, Inc.†	610	29,713
CarMax, Inc.†	12,598	672,104
Copart, Inc.†	6,111	327,305
		1,029,122
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	369	15,908
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	10,710	214,307
MSC Industrial Direct Co., Inc., Class A	466	34,209
		248,516
Retail-Convenience Store — 0.1%
Casey's General Stores, Inc.	918	110,298
Retail-Discount — 0.9%
Dollar General Corp.	14,272	998,897
Dollar Tree, Inc.†	9,305	734,444
		1,733,341
Retail-Drug Store — 0.1%
Rite Aid Corp.†	24,315	186,982
Retail-Gardening Products — 0.3%
Tractor Supply Co.	8,455	569,444
Retail-Home Furnishings — 0.0%
Restoration Hardware Holdings, Inc.†	1,800	62,244
Retail-Jewelry — 0.3%
Signet Jewelers, Ltd.	4,693	349,769
Tiffany & Co.	3,600	261,468
		611,237
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	5,788	295,651
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,913	151,126
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	2,300	92,667
PriceSmart, Inc.	1,200	100,512
Sally Beauty Holdings, Inc.†	3,455	88,724
		281,903

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Perfume & Cosmetics — 0.3%
Ulta Salon Cosmetics & Fragrance, Inc.†	2,768	$658,729
Retail-Restaurants — 2.5%
Bloomin' Brands, Inc.	5,100	87,924
Brinker International, Inc.	4,508	227,338
Chipotle Mexican Grill, Inc.†	3,646	1,544,081
Darden Restaurants, Inc.	2,706	165,932
Domino's Pizza, Inc.	1,148	174,324
Dunkin' Brands Group, Inc.	6,266	326,333
Jack in the Box, Inc.	6,058	581,205
Panera Bread Co., Class A†	9,257	1,802,523
Papa John's International, Inc.	2,100	165,585
Restaurant Brands International LP	20	891
Wendy's Co.	2,828	30,542
		5,106,678
Retail-Sporting Goods — 0.7%
Cabela's, Inc.†	147	8,075
Dick's Sporting Goods, Inc.	24,699	1,400,927
		1,409,002
Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	4,700	129,250
Semiconductor Components-Integrated Circuits — 0.4%
Integrated Device Technology, Inc.†	5,000	115,500
Linear Technology Corp.	5,541	328,526
Maxim Integrated Products, Inc.	6,686	266,972
		710,998
Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	3,689	257,160
Lam Research Corp.	2,945	278,921
		536,081
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	920	141,146
Silver Mining — 0.1%
Silver Wheaton Corp.	6,100	164,883
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	12,601	603,840
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,818	244,648
Steel-Producers — 0.0%
Carpenter Technology Corp.	1,400	57,764
Steel Dynamics, Inc.	826	20,642
		78,406
Telecommunication Equipment — 0.1%
ARRIS International PLC†	1,011	28,641
CommScope Holding Co., Inc.†	3,025	91,083
		119,724
Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	3,858	114,621
Television — 0.0%
AMC Networks, Inc., Class A†	1,408	73,019
Tribune Media Co., Class A	142	5,186
		78,205
Security Description	Shares	Value (Note 2)
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	2,353	$471,400
Theaters — 0.1%
Cinemark Holdings, Inc.	2,503	95,815
Regal Entertainment Group, Class A	538	11,701
		107,516
Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	2,071	109,390
Neurocrine Biosciences, Inc.†	4,514	228,589
		337,979
Tools-Hand Held — 0.2%
Snap-on, Inc.	2,500	379,900
Stanley Black & Decker, Inc.	428	52,635
		432,535
Toys — 0.3%
Hasbro, Inc.	2,656	210,701
Mattel, Inc.	13,930	421,800
		632,501
Transactional Software — 0.1%
Black Knight Financial Services, Inc., Class A†	7,047	288,222
Transport-Equipment & Leasing — 0.0%
AMERCO	90	29,181
Transport-Marine — 0.1%
Kirby Corp.†	1,800	111,888
Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	2,300	158,585
Kansas City Southern	2,000	186,640
		345,225
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	5,025	354,061
Expeditors International of Washington, Inc.	6,323	325,761
		679,822
Transport-Truck — 0.8%
JB Hunt Transport Services, Inc.	4,695	380,952
Knight Transportation, Inc.	25,849	741,608
Landstar System, Inc.	2,293	156,107
Old Dominion Freight Line, Inc.†	4,031	276,567
		1,555,234
Veterinary Diagnostics — 0.1%
VCA, Inc.†	1,836	128,483
Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.†	1,742	107,986
Mead Johnson Nutrition Co.	5,791	457,547
		565,533
Web Hosting/Design — 0.5%
GoDaddy, Inc., Class A†	28,297	977,095
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,266	172,850

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
X-Ray Equipment — 1.0%
Hologic, Inc.†	52,407	$2,034,964
Total Common Stocks (cost $165,515,049)		194,866,878
CONVERTIBLE PREFERRED SECURITIES — 1.7%
Advertising Services — 0.0%
Nanigans, Inc Series B†(2)(3)(4).	6,300	47,754
Applications Software — 0.2%
Dropbox, Inc. Series A†(2)(3)(4)	1,047	9,105
Dropbox, Inc. Series A-1†(2)(3)(4)	5,146	44,753
Dropbox, Inc., Series C†(2)(3)(4)	3,310	35,527
Magic Leap, Inc. Series C†(2)(3)(4)	4,974	114,566
Tanium, Inc. Series G†(2)(3)(4).	32,619	155,267
		359,218
Computer Software — 0.1%
Zuora, Inc. Series F†(2)(3)(4)	35,671	156,596
E-Commerce/Products — 0.1%
Flipkart Online Services Pvt., Ltd. Series G†(2)(3)(4)	721	69,101
The Honest Company, Inc. Series C†(2)(3)(4)	4,317	161,499
One Kings Lane, Inc. Series E†(2)(3)(4)	11,800	12,272
		242,872
E-Commerce/Services — 0.9%
Airbnb, Inc. Series D†(2)(3)(4)	2,091	219,555
Airbnb, Inc. Series E†(2)(3)(4)	2,711	284,655
Uber Technologies, Inc. Series E†(2)(3)(4)	25,472	1,242,325
		1,746,535
Electronic Forms — 0.1%
Docusign, Inc. Series B†(2)(3)(4)	358	6,949
Docusign, Inc. Series B-1†(2)(3)(4)	107	2,077
Docusign, Inc. Series D†(2)(3)(4)	257	4,988
Docusign, Inc. Series E†(2)(3)(4)	5,573	108,172
		122,186
Entertainment Software — 0.1%
DraftKings, Inc. Series D†(2)(3)(4)	23,516	93,359
DraftKings, Inc. Series D-1†(2)(3)(4)	20,325	106,096
		199,455
Security Description	Shares/ Principal Amount	Value (Note 2)
Real Estate Management/Services — 0.1%
WeWork Companies, Inc. Series D-1†(2)(3)(4)	3,588	$135,067
WeWork Companies, Inc. Series D-2†(2)(3)(4)	2,819	106,119
WeWork Companies, Inc. Series E†(2)(3)(4)	2,120	79,806
		320,992
Web Portals/ISP — 0.1%
Pinterest, Inc. Series G†(2)(3)(4)	19,490	127,075
Total Convertible Preferred Securities (cost $2,399,261)		3,322,683
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell Midcap Growth Index Fund (cost $3,227,786)	9,646	939,231
Total Long-Term Investment Securities (cost $171,142,096)		199,128,792
SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27%(6)	69,004	69,004
T. Rowe Price Government Reserve Fund 0.32%(6)	636	636
Total Short-Term Investment Securities (cost $69,640)		69,640
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$100,000	100,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	50,000	50,000
BNP Paribas SA Joint Repurchase Agreement(5)	100,000	100,000
Deutsche Bank AG Joint Repurchase Agreement(5)	195,000	195,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	25,000	25,000
State Street Bank and Trust Co. Joint Repurchase Agreement(5)	401,000	401,000
Total Repurchase Agreements (cost $871,000)		871,000
TOTAL INVESTMENTS (cost $172,082,736)(7)	99.8%	200,069,432
Other assets less liabilities	0.2	397,339
NET ASSETS	100.0%	$200,466,771

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2016. The aggregate value of these securities was $2,234,453 representing 1.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2016, the Mid Cap Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc. Class A	11/07/2014	3,515	$67,141	$30,569	$8.70	0.02%
Dropbox, Inc. Class B	05/01/2012	844	7,637	7,340	8.70	0.00
The Honest Company, Inc.	08/20/2014	1,850	50,056	69,208	37.41	0.03
WeWork Cos., Inc. Class A	12/09/2014	722	12,022
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		2,244	38,008	84,473	37.64	0.04
Convertible Preferred Securities
Airbnb, Inc. Series D	04/16/2014	2,091	85,131	219,555	105.00	0.11
Airbnb, Inc. Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	284,655	105.00	0.14
Docusign, Inc. Series B	02/28/2014	358	4,701	6,949	19.41	0.00
Docusign, Inc. Series B-1	02/28/2014	107	1,405	2,077	19.41	0.00
Docusign, Inc. Series D	02/28/2014	257	3,375	4,988	19.41	0.00
Docusign, Inc. Series E	02/28/2014	5,573	73,187	108,172	16.25	0.05
DraftKings, Inc. Series D	07/13/2015	11,604	62,500
	07/17/2015	839	4,519
	08/11/2015	11,073	59,638
		23,516	126,657	93,359	3.97	0.05
Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities (continued)
DraftKings, Inc. Series D-1	08/11/2015	20,325	$155,799	$106,096	$5.22	0.05%
Dropbox, Inc. Series A	05/01/2012	1,047	9,474	9,105	8.70	0.00
Dropbox, Inc. Series A-1	05/01/2012	5,146	46,567	44,753	8.70	0.02
Dropbox, Inc. Series C	01/28/2014	3,310	63,225	35,527	10.73	0.02
Flipkart Online Services Pvt., Ltd. Series G	12/17/2014	721	86,347	69,101	95.84	0.03
The Honest Company, Inc. Series C	08/20/2014	4,317	116,806	161,499	37.41	0.08
Magic Leap, Inc. Series C	12/28/2015	4,974	114,566	114,566	23.03	0.06
Nanigans, Inc. Series B	03/16/2015	6,300	68,787	47,754	7.58	0.02
One Kings Lane, Inc. Series E	01/28/2014	11,800	181,921	12,272	1.04	0.01
Pinterest, Inc. Series G	03/19/2015	19,490	139,921	127,075	6.52	0.06
Tanium, Inc. Series G	08/26/2015	32,619	161,930	155,267	4.76	0.08
Uber Technologies, Inc. Series E	06/05/2014	25,472	395,148	1,242,325	48.77	0.62
WeWork Companies, Inc. Series D-1	12/09/2014	3,588	59,744	135,067	37.64	0.07
WeWork Companies, Inc. Series D-2	12/09/2014	2,819	46,940	106,119	37.64	0.05
WeWork Companies, Inc. Series E	06/23/2015	2,120	69,726	79,806	37.64	0.05
Zuora, Inc. Series F	01/15/2015	35,671	135,525	156,596	4.39	0.09
				$3,514,273		1.75%

(4)  Illiquid security. At September 30, 2016, the aggregate value of these securities was $3,514,273 representing 1.8% of net assets.

(5)  See Note 2 for details of Joint Repurchase Aggrements.

(6)  The rate shown is the 7-day yield as of September 30, 2016

(7)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	December 2016	$603,627	$619,840	$16,213

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)
The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$4,929,914	$—		$37,909	$4,967,823
Consumer Products-Misc.	531,760	795,906	**	—	1,327,666
E-Commerce/Products	1,906,139	—		69,208	1,975,347
Medical-Drugs	3,604,104	1,438,547	**	—	5,042,651
Real Estate Management/Services	448,745	—		84,473	533,218
Other Industries	181,020,173	—		—	181,020,173
Convertible Preferred Securities	—	—		3,322,683	3,322,683
Exchange-Traded Funds	939,231	—		—	939,231
Short-Term Investment Securities	69,640	—		—	69,640
Repurchase Agreements	—	871,000		—	871,000
Total Investments at Value	$193,449,706	$3,105,453		$3,514,273	$200,069,432
Other Financial Instruments:†
Futures Contracts	$16,213	$—		$—	$16,213

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2)

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $2,234,453 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2016	$213,893	$3,389,624
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	2,022
Realized Loss	—	(6,131)
Change in unrealized appreciation(1)	—	199,427
Change in unrealized depreciation(1)	(22,303)	(223,544)
Net purchases	—	—
Net sales	—	(38,715)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of September 30, 2016	$191,590	$3,322,683

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at September 30, 2016 includes:

Common Stocks	Convertible Preferred Securities
$(22,303)	$(24,117)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at September 30, 2016.

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at September 30, 2016	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$69,208	Market Approach	Enterprise Value/Revenue Multiple*	4.0x
			Discount for Lack of Marketability	10.00%
	$84,473	Market Approach	Market Transaction Price*	$50.1923
			Discount for Lack of Marketability	25.0%
	$37,909	Market Approach with	Estimated Revenue Multiple*	4.5x - 7.28x (6.09x)
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	36.0%
			Term to liquidity event in years	2.83
			Risk-free rate	0.87%
Convertible Preferred Securities	$1,861,101	Market Approach	Market Transaction Price*	$23.033-$105.00 ($70.4513)
	$320,992	Market Approach	Market Transaction Price*	$50.1923
			Discount for Lack of Marketability	25.0%
	$615,110	Market Approach	Enterprise Value/Revenue Multiple*	1.36x - 8.7x (6.8825x)
			Discount for Lack of Marketability	10.00%
	$199,455	Market Approach	Next Twelve Months Revenue Multiple*	3.8x
		and Income Approach	Cost of Capital	36.9%
	$155,267	Market Approach	Transaction Price*	$4.9600
			Enterprise Value/Revenue Multiple*	8.3x
			Discount for Lack of Marketability	10.0%
	$69,101	Market Approach and	Market Transaction Price*	$142.2400
		Income Approach	Enterprise Value/Revenue Multiple*	2.9x - 3.1x (3.0x)
			Estimated Revenue Multiple*	2.2x
			Discount for Lack of Marketability	8.25% - 10% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%
	$12,272	Income Approach	Future Cash Flows*	$1.04
			Discount for Potential Claims	20% - 50% (32%)
	$89,385	Market Approach with	Estimated Revenue Multiple*	4.5x –7.28x (6.09x)
		Option Pricing Method ("OPM")	Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	36.0%
			Term to liquidity event in years	2.83
			Risk-free rate	0.87%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	11.5%
Electric-Integrated	6.8
Oil Companies-Exploration & Production	6.7
Banks-Super Regional	2.9
Diversified Manufacturing Operations	2.3
Banks-Commercial	2.1
Insurance-Property/Casualty	2.0
Gas-Distribution	1.8
Insurance-Multi-line	1.5
Chemicals-Diversified	1.5
Semiconductor Components-Integrated Circuits	1.4
Insurance-Reinsurance	1.4
Medical Products	1.4
Finance-Consumer Loans	1.3
Banks-Fiduciary	1.3
Airlines	1.2
Insurance-Life/Health	1.2
Food-Misc./Diversified	1.1
Retail-Apparel/Shoe	1.1
Finance-Investment Banker/Broker	1.1
Tools-Hand Held	1.1
Containers-Paper/Plastic	1.0
Registered Investment Companies	1.0
Oil-Field Services	1.0
Auto/Truck Parts & Equipment-Original	1.0
Brewery	1.0
Chemicals-Specialty	0.9
Medical Labs & Testing Services	0.9
Data Processing/Management	0.9
E-Commerce/Services	0.9
Repurchase Agreements	0.8
Internet Security	0.8
Commercial Services	0.7
Medical-HMO	0.7
Electronics-Military	0.7
Building & Construction Products-Misc.	0.7
Oil Field Machinery & Equipment	0.6
Electronic Security Devices	0.6
Insurance Brokers	0.6
Electronic Measurement Instruments	0.6
Computers-Memory Devices	0.6
Computer Services	0.6
Medical-Generic Drugs	0.6
Telecom Services	0.6
Retail-Misc./Diversified	0.6
Electronic Components-Semiconductors	0.6
Medical-Hospitals	0.6
Water	0.5
Oil Refining & Marketing	0.5
Distribution/Wholesale	0.5
Agricultural Operations	0.5
Retail-Auto Parts	0.5
Non-Hazardous Waste Disposal	0.5
Electric Products-Misc.	0.5
Telephone-Integrated	0.5
Applications Software	0.5
Finance-Other Services	0.5
Metal-Copper	0.5
Medical-Biomedical/Gene	0.5
Building Products-Cement	0.5
Office Automation & Equipment	0.4%
Investment Management/Advisor Services	0.4
Cable/Satellite TV	0.4
Exchange-Traded Funds	0.4
Transport-Truck	0.4
Apparel Manufacturers	0.4
Broadcast Services/Program	0.4
Food-Confectionery	0.4
Engines-Internal Combustion	0.4
Home Decoration Products	0.4
Medical-Wholesale Drug Distribution	0.4
Aerospace/Defense-Equipment	0.4
Machinery-Farming	0.4
Cruise Lines	0.3
Retail-Regional Department Stores	0.3
Appliances	0.3
Dental Supplies & Equipment	0.3
Instruments-Scientific	0.3
Transport-Rail	0.3
Building-Residential/Commercial	0.3
Finance-Credit Card	0.3
Electronic Components-Misc.	0.3
Computers-Integrated Systems	0.3
Coatings/Paint	0.3
Telecommunication Equipment	0.3
Commercial Services-Finance	0.3
Steel-Producers	0.3
Independent Power Producers	0.3
Machinery-Pumps	0.3
Savings & Loans/Thrifts	0.3
Food-Retail	0.3
Medical Information Systems	0.3
Pipelines	0.3
Food-Meat Products	0.3
Gold Mining	0.3
Aerospace/Defense	0.3
Oil & Gas Drilling	0.2
Advertising Agencies	0.2
Electric-Distribution	0.2
Beverages-Non-alcoholic	0.2
Machinery-General Industrial	0.2
Casino Hotels	0.2
Paper & Related Products	0.2
Real Estate Management/Services	0.2
Disposable Medical Products	0.2
Food-Canned	0.2
Engineering/R&D Services	0.2
Machinery-Electrical	0.2
Medical-Drugs	0.2
Power Converter/Supply Equipment	0.2
Multimedia	0.2
Physicians Practice Management	0.2
Telecom Equipment-Fiber Optics	0.2
Auto-Heavy Duty Trucks	0.2
Diagnostic Equipment	0.2
Hazardous Waste Disposal	0.2
Motorcycle/Motor Scooter	0.2
Internet Infrastructure Software	0.2
Retail-Gardening Products	0.2
Retail-Mail Order	0.2

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Agricultural Chemicals	0.2%
Metal-Aluminum	0.1
Wireless Equipment	0.1
Retail-Restaurants	0.1
Food-Baking	0.1
Toys	0.1
Private Equity	0.1
Electronic Parts Distribution	0.1
Publishing-Books	0.1
Retail-Consumer Electronics	0.1
Finance-Mortgage Loan/Banker	0.1
Enterprise Software/Service	0.1
Vitamins & Nutrition Products	0.1
Diagnostic Kits	0.1
Hotels/Motels	0.1
Radio	0.1
Computer Aided Design	0.1
Finance-Auto Loans	0.1
Rubber-Tires	0.1
Retail-Jewelry	0.1
Electronic Design Automation	0.1
Building-Heavy Construction	0.1
Semiconductor Equipment	0.1
Television	0.1
Food-Catering	0.1
Finance-Commercial	0.1
Publishing-Newspapers	0.1
Medical Instruments	0.1
Machinery-Construction & Mining	0.1
Dialysis Centers	0.1
Transport-Services	0.1
Diversified Operations	0.1
Retail-Catalog Shopping	0.1
Retail-Bedding	0.1
Retail-Office Supplies	0.1
Cellular Telecom	0.1
Cosmetics & Toiletries	0.1
Human Resources	0.1
Oil Companies-Integrated	0.1
99.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.4%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	32,830	$733,750
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	515	3,008
Aerospace/Defense — 0.3%
Rockwell Collins, Inc.	8,285	698,757
Spirit AeroSystems Holdings, Inc., Class A†	1,989	88,590
		787,347
Aerospace/Defense-Equipment — 0.4%
Harris Corp.	3,876	355,080
Orbital ATK, Inc.	9,959	759,175
		1,114,255
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	7,248	176,489
Mosaic Co.	10,872	265,929
		442,418
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	17,174	724,228
Bunge, Ltd.	14,665	868,608
		1,592,836
Airlines — 1.2%
Alaska Air Group, Inc.	6,440	424,139
American Airlines Group, Inc.	16,295	596,560
Copa Holdings SA, Class A	966	84,940
Delta Air Lines, Inc.	17,151	675,063
JetBlue Airways Corp.†	71,553	1,233,574
Spirit Airlines, Inc.†	2,214	94,162
United Continental Holdings, Inc.†	10,339	542,487
		3,650,925
Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	21,892	552,773
Ralph Lauren Corp.	1,649	166,780
VF Corp.	8,648	484,720
		1,204,273
Appliances — 0.3%
Whirlpool Corp.	6,368	1,032,635
Applications Software — 0.5%
Check Point Software Technologies, Ltd.†	13,184	1,023,210
Nuance Communications, Inc.†	1,684	24,418
PTC, Inc.†	1,966	87,114
Verint Systems, Inc.†	8,405	316,280
		1,451,022
Athletic Equipment — 0.0%
Vista Outdoor, Inc.†	1,551	61,823
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,173	99,060
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	9,624	565,699
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 1.0%
Allison Transmission Holdings, Inc.	46,005	$1,319,423
BorgWarner, Inc.	5,927	208,512
Delphi Automotive PLC	18,718	1,334,968
Lear Corp.	393	47,639
		2,910,542
Banks-Commercial — 2.1%
Associated Banc-Corp.	4,627	90,643
Bank of Hawaii Corp.	1,315	95,495
BankUnited, Inc.	3,080	93,016
BB&T Corp.	22,681	855,527
BOK Financial Corp.	795	54,831
Commerce Bancshares, Inc.	2,579	127,042
Cullen/Frost Bankers, Inc.	1,647	118,485
East West Bancorp, Inc.	4,452	163,433
First Horizon National Corp.	7,151	108,910
First Republic Bank	892	68,782
M&T Bank Corp.	10,395	1,206,860
PacWest Bancorp	3,681	157,952
Popular, Inc.	3,177	121,425
Regions Financial Corp.	39,078	385,700
Signature Bank†	10,850	1,285,182
SVB Financial Group†	417	46,095
Synovus Financial Corp.	3,862	125,631
TCF Financial Corp.	4,871	70,678
Western Alliance Bancorp†	1,259	47,263
Wintrust Financial Corp.	15,579	865,725
Zions Bancorporation	6,248	193,813
		6,282,488
Banks-Fiduciary — 1.3%
Citizens Financial Group, Inc.	111,194	2,747,604
Northern Trust Corp.	16,599	1,128,566
		3,876,170
Banks-Super Regional — 2.9%
Comerica, Inc.	33,252	1,573,485
Fifth Third Bancorp	81,218	1,661,720
Huntington Bancshares, Inc.	311,694	3,073,303
KeyCorp	97,066	1,181,293
SunTrust Banks, Inc.	29,668	1,299,458
		8,789,259
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,311	65,498
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	17,833	711,537
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	96	4,776
Brown-Forman Corp., Class B	351	16,651
		21,427
Brewery — 1.0%
Molson Coors Brewing Co., Class B	26,313	2,889,167

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	43,827	$1,179,823
Discovery Communications, Inc., Class C†	511	13,444
		1,193,267
Building & Construction Products-Misc. — 0.7%
Armstrong World Industries, Inc.†	19,041	786,774
Owens Corning	21,945	1,171,644
USG Corp.†	2,704	69,898
		2,028,316
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	89	13,976
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	7,458	1,335,802
Vulcan Materials Co.	283	32,186
		1,367,988
Building Products-Light Fixtures — 0.0%
Cree, Inc.†	1,958	50,360
Building Products-Wood — 0.0%
Masco Corp.	3,617	124,099
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	3,236	90,705
SBA Communications Corp., Class A†	1,403	157,361
		248,066
Building-Residential/Commercial — 0.3%
CalAtlantic Group, Inc.	2,032	67,950
D.R. Horton, Inc.	4,724	142,665
Lennar Corp., Class A	2,683	113,598
Lennar Corp., Class B	144	4,834
PulteGroup, Inc.	7,520	150,701
Toll Brothers, Inc.†	16,888	504,276
		984,024
Cable/Satellite TV — 0.4%
DISH Network Corp., Class A†	18,566	1,017,046
Liberty Broadband Corp., Class A†	787	55,216
Liberty Broadband Corp., Class C†	3,205	229,093
		1,301,355
Casino Hotels — 0.2%
MGM Resorts International†	25,645	667,539
Wynn Resorts, Ltd.	216	21,043
		688,582
Cellular Telecom — 0.1%
Sprint Corp.†	23,516	155,911
United States Cellular Corp.†	419	15,227
		171,138
Chemicals-Diversified — 1.5%
Akzo Nobel NV(1)	7,730	523,100
Celanese Corp., Series A	30,506	2,030,479
Eastman Chemical Co.	4,588	310,516
FMC Corp.	28,908	1,397,413
Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
Huntsman Corp.	6,149	$100,044
Westlake Chemical Corp.	1,175	62,863
		4,424,415
Chemicals-Specialty — 0.9%
Albemarle Corp.	8,120	694,179
Ashland Global Holdings, Inc.	1,927	223,435
Brenntag AG(1)	7,622	415,925
Cabot Corp.	1,895	99,317
NewMarket Corp.	15	6,440
Platform Specialty Products Corp.†	5,101	41,369
Sensient Technologies Corp.	8,791	666,358
Univar, Inc.†	20,008	437,175
W.R. Grace & Co.	974	71,881
		2,656,079
Coal — 0.0%
CONSOL Energy, Inc.	7,044	135,245
Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	33,977	960,530
Commercial Services — 0.7%
Aramark	26,733	1,016,656
CoreLogic, Inc.†	1,127	44,201
Live Nation Entertainment, Inc.†	1,745	47,953
Macquarie Infrastructure Corp.	2,317	192,867
Nielsen Holdings PLC	14,507	777,140
Quanta Services, Inc.†	3,255	91,107
		2,169,924
Commercial Services-Finance — 0.3%
H&R Block, Inc.	6,973	161,425
Moody's Corp.	552	59,771
Sabre Corp.	23,745	669,134
		890,330
Computer Aided Design — 0.1%
ANSYS, Inc.†	2,023	187,350
Autodesk, Inc.†	1,197	86,579
		273,929
Computer Services — 0.6%
Amdocs, Ltd.	18,185	1,052,002
Computer Sciences Corp.	4,302	224,608
Leidos Holdings, Inc.	12,147	525,722
		1,802,332
Computer Software — 0.0%
Akamai Technologies, Inc.†	594	31,476
CommerceHub, Inc., Series A†	336	5,309
CommerceHub, Inc., Series C†	672	10,692
SS&C Technologies Holdings, Inc.	416	13,374
		60,851
Computers-Integrated Systems — 0.3%
NCR Corp.†	19,724	634,916
VeriFone Systems, Inc.†	20,772	326,951
		961,867

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Memory Devices — 0.6%
Brocade Communications Systems, Inc.	108,078	$997,560
NetApp, Inc.	9,007	322,631
Western Digital Corp.	8,699	508,630
		1,828,821
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	1,919	76,683
Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	207	6,543
Consumer Products-Misc. — 0.0%
Clorox Co.	594	74,357
Containers-Paper/Plastic — 1.0%
Bemis Co., Inc.	24,195	1,234,187
Berry Plastics Group, Inc.†	17,418	763,779
Graphic Packaging Holding Co.	40,008	559,712
Sonoco Products Co.	3,083	162,875
WestRock Co.	7,713	373,926
		3,094,479
Cosmetics & Toiletries — 0.1%
Coty, Inc., Class A	621	14,593
Edgewell Personal Care Co.†	1,830	145,522
		160,115
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	4,479	168,858
Royal Caribbean Cruises, Ltd.	11,701	876,990
		1,045,848
Data Processing/Management — 0.9%
Dun & Bradstreet Corp.	672	91,809
Fidelity National Information Services, Inc.	29,254	2,253,436
First Data Corp., Class A†	19,009	250,158
		2,595,403
Dental Supplies & Equipment — 0.3%
DENTSPLY SIRONA, Inc.	16,954	1,007,576
Diagnostic Equipment — 0.2%
VWR Corp.†	19,745	559,968
Diagnostic Kits — 0.1%
Alere, Inc.†	2,186	94,523
QIAGEN NV†	7,084	194,385
		288,908
Dialysis Centers — 0.1%
DaVita, Inc.†	3,160	208,781
Disposable Medical Products — 0.2%
STERIS PLC	8,860	647,666
Distribution/Wholesale — 0.5%
Ingram Micro, Inc., Class A	4,502	160,541
LKQ Corp.†	27,233	965,682
WESCO International, Inc.†	7,979	490,629
		1,616,852
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 2.3%
Carlisle Cos., Inc.	1,361	$139,598
Colfax Corp.†	3,049	95,830
Crane Co.	1,510	95,145
Dover Corp.	4,764	350,821
Eaton Corp. PLC	12,111	795,814
Ingersoll-Rand PLC	15,002	1,019,236
ITT, Inc.	2,803	100,460
Parker-Hannifin Corp.	4,115	516,556
Pentair PLC	39,081	2,510,563
Textron, Inc.	30,075	1,195,481
Trinity Industries, Inc.	4,633	112,026
		6,931,530
Diversified Operations — 0.1%
Leucadia National Corp.	10,207	194,341
E-Commerce/Services — 0.9%
Expedia, Inc.	10,762	1,256,141
IAC/InterActiveCorp	18,330	1,145,075
Liberty Ventures, Series A†	3,362	134,043
Zillow Group, Inc., Class A†	488	16,812
Zillow Group, Inc., Class C†	979	33,922
		2,585,993
Electric Products-Misc. — 0.5%
AMETEK, Inc.	31,408	1,500,674
Electric-Distribution — 0.2%
PPL Corp.	20,919	723,170
Electric-Integrated — 6.8%
AES Corp.	67,780	870,973
Alliant Energy Corp.	7,058	270,392
Ameren Corp.	7,471	367,424
Avangrid, Inc.	1,744	72,864
CMS Energy Corp.	26,386	1,108,476
Consolidated Edison, Inc.	9,404	708,121
DTE Energy Co.	14,940	1,399,430
Edison International	9,754	704,726
Entergy Corp.	5,514	423,089
Eversource Energy	22,387	1,212,928
Exelon Corp.	16,449	547,587
FirstEnergy Corp.	64,420	2,131,013
Great Plains Energy, Inc.	4,802	131,046
Hawaiian Electric Industries, Inc.	3,332	99,460
MDU Resources Group, Inc.	6,022	153,200
NorthWestern Corp.	9,732	559,882
OGE Energy Corp.	6,180	195,412
PG&E Corp.	17,131	1,047,903
Pinnacle West Capital Corp.	26,430	2,008,416
Public Service Enterprise Group, Inc.	32,907	1,377,816
SCANA Corp.	19,780	1,431,479
WEC Energy Group, Inc.	18,883	1,130,714
Westar Energy, Inc.	4,392	249,246
Xcel Energy, Inc.	57,383	2,360,737
		20,562,334
Electric-Transmission — 0.0%
ITC Holdings Corp.	2,364	109,879

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. — 0.3%
Corning, Inc.	26,720	$631,928
Garmin, Ltd.	3,459	166,413
Gentex Corp.	3,120	54,787
Jabil Circuit, Inc.	5,803	126,621
		979,749
Electronic Components-Semiconductors — 0.6%
IPG Photonics Corp.†	173	14,247
Micron Technology, Inc.†	31,918	567,502
ON Semiconductor Corp.†	11,516	141,877
Qorvo, Inc.†	3,550	197,877
Skyworks Solutions, Inc.	6,582	501,153
Xilinx, Inc.	5,389	292,838
		1,715,494
Electronic Design Automation — 0.1%
Synopsys, Inc.†	4,247	252,059
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	20,845	981,591
Fitbit, Inc., Class A†	719	10,670
FLIR Systems, Inc.	4,253	133,629
Keysight Technologies, Inc.†	21,383	677,627
National Instruments Corp.	679	19,284
Trimble, Inc.†	1,632	46,610
		1,869,411
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	2,821	180,459
Avnet, Inc.	3,977	163,296
		343,755
Electronic Security Devices — 0.6%
Johnson Controls International PLC	41,209	1,917,455
Electronics-Military — 0.7%
L-3 Communications Holdings, Inc.	13,857	2,088,666
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	2,347	92,683
SolarCity Corp.†	2,029	39,687
		132,370
Engineering/R&D Services — 0.2%
AECOM†	4,727	140,534
Fluor Corp.	4,327	222,062
Jacobs Engineering Group, Inc.†	3,717	192,243
KBR, Inc.	4,427	66,980
		621,819
Engines-Internal Combustion — 0.4%
Cummins, Inc.	8,938	1,145,405
Enterprise Software/Service — 0.1%
CA, Inc.	9,057	299,606
Entertainment Software — 0.0%
Zynga, Inc., Class A†	22,511	65,507
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	302	11,274
Finance-Auto Loans — 0.1%
Ally Financial, Inc.	13,787	268,433
Security Description	Shares	Value (Note 2)
Finance-Commercial — 0.1%
CIT Group, Inc.	6,181	$224,370
Finance-Consumer Loans — 1.3%
Navient Corp.	10,212	147,768
OneMain Holdings, Inc.†	1,642	50,820
Santander Consumer USA Holdings, Inc.†	3,272	39,787
SLM Corp.†	165,482	1,236,151
Synchrony Financial	92,639	2,593,892
		4,068,418
Finance-Credit Card — 0.3%
Discover Financial Services	17,389	983,348
Finance-Investment Banker/Broker — 1.1%
E*TRADE Financial Corp.†	8,669	252,441
Interactive Brokers Group, Inc., Class A	1,737	61,264
Lazard, Ltd., Class A	3,411	124,024
LPL Financial Holdings, Inc.	2,282	68,255
Raymond James Financial, Inc.	36,228	2,108,832
TD Ameritrade Holding Corp.	17,891	630,479
		3,245,295
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,505	43,013
Finance-Mortgage Loan/Banker — 0.1%
FNF Group	8,153	300,927
Finance-Other Services — 0.5%
Nasdaq, Inc.	20,784	1,403,751
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	4,129	114,580
Food-Baking — 0.1%
Flowers Foods, Inc.	23,799	359,841
Food-Canned — 0.2%
TreeHouse Foods, Inc.†	7,251	632,215
Food-Catering — 0.1%
US Foods Holding Corp.†	9,510	224,531
Food-Confectionery — 0.4%
J.M. Smucker Co.	8,557	1,159,816
Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	839	64,746
Food-Meat Products — 0.3%
Hormel Foods Corp.	1,059	40,168
Tyson Foods, Inc., Class A	10,252	765,517
		805,685
Food-Misc./Diversified — 1.1%
ConAgra Foods, Inc.	30,476	1,435,724
Hain Celestial Group, Inc.†	801	28,500
Ingredion, Inc.	653	86,888
Kellogg Co.	8,704	674,299
Pinnacle Foods, Inc.	24,950	1,251,741
		3,477,152

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Retail — 0.3%
Safeway Casa Ley CVR†(2)(3)	7,948	$8,066
Safeway PDC LLC CVR†(2)(3)	7,948	388
Whole Foods Market, Inc.	28,593	810,612
		819,066
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	2,919	71,165
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	108	8,993
Gas-Distribution — 1.8%
Atmos Energy Corp.	15,343	1,142,593
CenterPoint Energy, Inc.	13,407	311,445
National Fuel Gas Co.	2,286	123,604
NiSource, Inc.	30,778	742,057
Piedmont Natural Gas Co., Inc.	2,303	138,272
Sempra Energy	24,904	2,669,460
UGI Corp.	5,342	241,672
Vectren Corp.	2,575	129,265
		5,498,368
Gold Mining — 0.3%
Newmont Mining Corp.	16,386	643,806
Royal Gold, Inc.	1,886	146,033
		789,839
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	11,328	543,517
Stericycle, Inc.†	140	11,220
		554,737
Home Decoration Products — 0.4%
Newell Brands, Inc.	21,721	1,143,828
Hotels/Motels — 0.1%
Choice Hotels International, Inc.	320	14,426
Extended Stay America, Inc.	1,970	27,974
Hilton Worldwide Holdings, Inc.	1,952	44,759
Hyatt Hotels Corp., Class A†	699	34,405
Marriott International, Inc., Class A	2,454	165,201
		286,765
Human Resources — 0.1%
ManpowerGroup, Inc.	2,213	159,911
Independent Power Producers — 0.3%
Calpine Corp.†	50,364	636,601
Dynegy, Inc.†	10,514	130,268
NRG Energy, Inc.	9,774	109,567
		876,436
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	838	102,521
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	17,809	999,263
Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	35,171	1,789,149
Brown & Brown, Inc.	3,395	128,025
		1,917,174
Security Description	Shares	Value (Note 2)
Insurance-Life/Health — 1.2%
Lincoln National Corp.	39,374	$1,849,791
Principal Financial Group, Inc.	8,243	424,597
Torchmark Corp.	3,688	235,626
Unum Group	31,950	1,128,154
		3,638,168
Insurance-Multi-line — 1.5%
American Financial Group, Inc.	2,122	159,150
American National Insurance Co.	227	27,685
Assurant, Inc.	1,917	176,844
Cincinnati Financial Corp.	4,655	351,080
CNA Financial Corp.	838	28,836
Hartford Financial Services Group, Inc.	73,988	3,168,166
Loews Corp.	8,701	358,046
Old Republic International Corp.	7,502	132,185
Voya Financial, Inc.	7,582	218,513
		4,620,505
Insurance-Property/Casualty — 2.0%
Alleghany Corp.†	460	241,509
AmTrust Financial Services, Inc.	2,543	68,229
Arch Capital Group, Ltd.†	3,559	282,086
Erie Indemnity Co., Class A	200	20,414
First American Financial Corp.	3,307	129,899
Hanover Insurance Group, Inc.	8,139	613,843
Markel Corp.†	423	392,870
Mercury General Corp.	844	46,293
ProAssurance Corp.	1,629	85,490
Progressive Corp.	16,207	510,521
Third Point Reinsurance, Ltd.†	24,451	293,412
White Mountains Insurance Group, Ltd.	145	120,350
WR Berkley Corp.	22,138	1,278,691
XL Group, Ltd.	62,598	2,105,171
		6,188,778
Insurance-Reinsurance — 1.4%
Allied World Assurance Co. Holdings AG(4)	2,714	109,700
Aspen Insurance Holdings, Ltd.	1,864	86,844
Axis Capital Holdings, Ltd.	2,838	154,188
Endurance Specialty Holdings, Ltd.	25,883	1,694,042
Everest Re Group, Ltd.	5,268	1,000,762
Reinsurance Group of America, Inc.	1,982	213,937
RenaissanceRe Holdings, Ltd.	1,311	157,530
Validus Holdings, Ltd.	17,250	859,395
		4,276,398
Internet Content-Entertainment — 0.0%
Pandora Media, Inc.†	955	13,685
Twitter, Inc.†	2,302	53,061
		66,746
Internet Content-Information/News — 0.0%
Yelp, Inc.†	482	20,099
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	3,992	497,563

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Security — 0.8%
FireEye, Inc.†	3,603	$53,072
Symantec Corp.	88,184	2,213,419
		2,266,491
Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.†	2,927	423,537
Ameriprise Financial, Inc.	3,393	338,520
Invesco, Ltd.	10,631	332,431
Legg Mason, Inc.	3,264	109,279
T. Rowe Price Group, Inc.	1,780	118,370
		1,322,137
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	700	43,834
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	2,258	126,448
Terex Corp.	3,282	83,396
		209,844
Machinery-Electrical — 0.2%
Regal Beloit Corp.	10,078	599,540
Machinery-Farming — 0.4%
AGCO Corp.	2,160	106,531
Deere & Co.	11,208	956,603
		1,063,134
Machinery-General Industrial — 0.2%
IDEX Corp.	162	15,158
Manitowoc Foodservice, Inc.†	2,199	35,668
Roper Technologies, Inc.	1,516	276,624
Wabtec Corp.	4,349	355,096
Zebra Technologies Corp., Class A†	293	20,396
		702,942
Machinery-Pumps — 0.3%
Flowserve Corp.	1,580	76,219
Xylem, Inc.	14,909	781,977
		858,196
Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	5,790	76,254
IMS Health Holdings, Inc.†	23,617	740,157
		816,411
Medical Instruments — 0.1%
St. Jude Medical, Inc.	2,645	210,965
Medical Labs & Testing Services — 0.9%
Laboratory Corp. of America Holdings†	10,768	1,480,385
Quest Diagnostics, Inc.	13,516	1,143,859
		2,624,244
Medical Products — 1.4%
Cooper Cos., Inc.	4,223	757,015
Hill-Rom Holdings, Inc.	129	7,996
Teleflex, Inc.	4,785	804,119
Zimmer Biomet Holdings, Inc.	19,650	2,554,893
		4,124,023
Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene — 0.5%
Alnylam Pharmaceuticals, Inc.†	306	$20,741
Bio-Rad Laboratories, Inc., Class A†	643	105,330
BioMarin Pharmaceutical, Inc.†	5,154	476,848
Juno Therapeutics, Inc.†	190	5,702
United Therapeutics Corp.†	987	116,545
Vertex Pharmaceuticals, Inc.†	7,386	644,133
		1,369,299
Medical-Drugs — 0.2%
Endo International PLC†	13,922	280,528
Mallinckrodt PLC†	3,397	237,043
OPKO Health, Inc.†	847	8,970
Quintiles IMS Holdings, Inc.†	883	71,576
		598,117
Medical-Generic Drugs — 0.6%
Perrigo Co. PLC	19,515	1,801,820
Medical-HMO — 0.7%
Centene Corp.†	25,892	1,733,728
Molina Healthcare, Inc.†	6,104	355,985
WellCare Health Plans, Inc.†	107	12,529
		2,102,242
Medical-Hospitals — 0.6%
Acadia Healthcare Co., Inc.†	1,483	73,483
Community Health Systems, Inc.†	15,375	177,427
LifePoint Health, Inc.†	11,217	664,383
Universal Health Services, Inc., Class B	6,463	796,371
		1,711,664
Medical-Outpatient/Home Medical — 0.0%
Amsurg Corp.†	730	48,946
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	10,364	837,204
Owens & Minor, Inc.	7,440	258,391
Premier, Inc., Class A†	985	31,855
		1,127,450
Metal Processors & Fabrication — 0.0%
Timken Co.	2,182	76,675
Metal-Aluminum — 0.1%
Alcoa, Inc.	40,590	411,583
Metal-Copper — 0.5%
Freeport-McMoRan, Inc.	122,929	1,335,009
Southern Copper Corp.	1,447	38,056
		1,373,065
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,434	111,006
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,572	85,344
Lions Gate Entertainment Corp.	1,035	20,690
		106,034
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	10,454	549,776
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,214	78,643

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 0.2%
Viacom, Inc., Class A	36	$1,541
Viacom, Inc., Class B	15,479	589,750
		591,291
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	7,264	366,469
Waste Connections, Inc.	15,427	1,152,397
		1,518,866
Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	21,334	387,425
Xerox Corp.	93,942	951,633
		1,339,058
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	154	11,980
Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	1,995	35,132
Ensco PLC, Class A	9,360	79,560
Helmerich & Payne, Inc.	3,015	202,909
Nabors Industries, Ltd.	8,547	103,931
Noble Corp. PLC	7,508	47,601
Patterson-UTI Energy, Inc.	4,479	100,195
Rowan Cos. PLC, Class A	3,898	59,094
Transocean, Ltd.†	10,715	114,222
		742,644
Oil Companies-Exploration & Production — 6.7%
Anadarko Petroleum Corp.	10,977	695,503
Antero Resources Corp.†	45,977	1,239,080
Cabot Oil & Gas Corp.	54,503	1,406,178
Chesapeake Energy Corp.†	17,304	108,496
Cimarex Energy Co.	15,155	2,036,377
Concho Resources, Inc.†	4,341	596,236
Continental Resources, Inc.†	1,492	77,524
Devon Energy Corp.	42,253	1,863,780
Diamondback Energy, Inc.†	1,810	174,737
Encana Corp.	113,456	1,187,884
Energen Corp.	17,500	1,010,100
EQT Corp.	15,121	1,098,087
Gulfport Energy Corp.†	3,894	110,006
Hess Corp.	25,583	1,371,761
Kosmos Energy, Ltd.†	4,870	31,217
Laredo Petroleum, Inc.†	4,420	57,018
Marathon Oil Corp.	26,120	412,957
Newfield Exploration Co.†	30,130	1,309,450
Noble Energy, Inc.	21,989	785,887
Parsley Energy, Inc., Class A†	4,563	152,906
PDC Energy, Inc.†	10,607	711,306
Pioneer Natural Resources Co.	12,391	2,300,389
QEP Resources, Inc.	7,351	143,565
Range Resources Corp.	6,294	243,897
Rice Energy, Inc.†	30,719	802,073
SM Energy Co.	2,642	101,928
Whiting Petroleum Corp.†	6,254	54,660
WPX Energy, Inc.†	10,243	135,105
		20,218,107
Security Description	Shares	Value (Note 2)
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	5,065	$153,976
Oil Field Machinery & Equipment — 0.6%
Dril-Quip, Inc.†	1,172	65,327
FMC Technologies, Inc.†	29,021	861,053
Forum Energy Technologies, Inc.†	28,929	574,530
National Oilwell Varco, Inc.	11,640	427,654
		1,928,564
Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	23,116	566,342
Marathon Petroleum Corp.	16,213	658,086
Murphy USA, Inc.†	449	32,040
PBF Energy, Inc., Class A	3,033	68,667
Tesoro Corp.	3,707	294,929
		1,620,064
Oil-Field Services — 1.0%
Baker Hughes, Inc.	24,091	1,215,873
Frank's International NV	29,397	382,161
Oceaneering International, Inc.	3,038	83,575
Oil States International, Inc.†	14,494	457,576
RPC, Inc.†	1,809	30,391
Superior Energy Services, Inc.	24,186	432,929
Targa Resources Corp.	4,845	237,938
Weatherford International PLC†	27,721	155,792
		2,996,235
Paper & Related Products — 0.2%
Domtar Corp.	1,935	71,847
International Paper Co.	12,642	606,563
		678,410
Physicians Practice Management — 0.2%
Envision Healthcare Holdings, Inc.†	952	21,201
MEDNAX, Inc.†	8,483	561,999
		583,200
Pipelines — 0.3%
Cheniere Energy, Inc.†	6,194	270,058
Williams Cos., Inc.	17,702	543,983
		814,041
Poultry — 0.0%
Pilgrim's Pride Corp.	1,572	33,201
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc.	5,363	577,810
SunPower Corp.†	1,785	15,922
		593,732
Precious Metals — 0.0%
Tahoe Resources, Inc.	9,331	119,717
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	2,081	32,713
Private Equity — 0.1%
Apollo Global Management LLC, Class A	19,511	350,418
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	541	91,651

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	20,001	$268,213
John Wiley & Sons, Inc., Class A	1,377	71,067
		339,280
Publishing-Newspapers — 0.1%
News Corp., Class A	11,792	164,852
News Corp., Class B	3,770	53,610
		218,462
Quarrying — 0.0%
Compass Minerals International, Inc.	1,044	76,943
Radio — 0.1%
Liberty SiriusXM Group, Series A†	2,820	95,823
Liberty SiriusXM Group, Series C†	5,690	190,103
		285,926
Real Estate Investment Trusts — 11.5%
AGNC Investment Corp.	10,299	201,242
Alexandria Real Estate Equities, Inc.	2,131	231,789
American Campus Communities, Inc.	4,056	206,329
American Homes 4 Rent, Class A	5,165	111,771
Annaly Capital Management, Inc.	56,542	593,691
Apartment Investment & Management Co., Class A	4,837	222,067
Apple Hospitality REIT, Inc.	5,099	94,382
AvalonBay Communities, Inc.	4,224	751,196
Boston Properties, Inc.	3,915	533,575
Brandywine Realty Trust	5,337	83,364
Brixmor Property Group, Inc.	81,274	2,258,604
Camden Property Trust	2,651	221,995
Care Capital Properties, Inc.	2,346	66,861
Chimera Investment Corp.	5,817	92,781
Columbia Property Trust, Inc.	3,838	85,933
Communications Sales & Leasing, Inc.	3,790	119,044
Corporate Office Properties Trust	37,136	1,052,806
Corrections Corp. of America	3,625	50,279
CubeSmart	1,762	48,032
CyrusOne, Inc.	267	12,701
DCT Industrial Trust, Inc.	2,794	135,649
DDR Corp.	99,416	1,732,821
Digital Realty Trust, Inc.	1,364	132,472
Douglas Emmett, Inc.	4,339	158,938
Duke Realty Corp.	10,746	293,688
Empire State Realty Trust, Inc., Class A	1,457	30,524
EPR Properties	12,878	1,014,014
Equity Commonwealth†	3,787	114,443
Equity One, Inc.	2,839	86,902
Essex Property Trust, Inc.	1,180	262,786
Federal Realty Investment Trust	6,234	959,600
Forest City Realty Trust, Inc., Class A	7,089	163,968
General Growth Properties, Inc.	17,744	489,734
Gramercy Property Trust	65,196	628,489
HCP, Inc.	14,411	546,897
Healthcare Trust of America, Inc., Class A	1,111	36,241
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Highwoods Properties, Inc.	2,973	$154,953
Hospitality Properties Trust	4,939	146,787
Host Hotels & Resorts, Inc.	22,675	353,050
Kilroy Realty Corp.	2,808	194,735
Kimco Realty Corp.	12,431	359,877
Liberty Property Trust	4,536	183,028
Life Storage, Inc.	488	43,403
Macerich Co.	4,455	360,276
Medical Properties Trust, Inc.	67,826	1,001,790
MFA Financial, Inc.	109,554	819,464
Mid-America Apartment Communities, Inc.	19,288	1,812,879
National Retail Properties, Inc.	4,435	225,520
NorthStar Realty Finance Corp.	5,571	73,370
Omega Healthcare Investors, Inc.	3,594	127,407
Outfront Media, Inc.	3,595	85,022
Paramount Group, Inc.	5,591	91,636
Piedmont Office Realty Trust, Inc., Class A	4,493	97,813
Post Properties, Inc.	9,033	597,352
Prologis, Inc.	16,090	861,459
Rayonier, Inc.	3,807	101,038
Realty Income Corp.	7,940	531,424
Regency Centers Corp.	2,619	202,946
Retail Properties of America, Inc., Class A	7,370	123,816
RLJ Lodging Trust	49,866	1,048,682
Senior Housing Properties Trust	6,452	146,525
SL Green Realty Corp.	3,028	327,327
Spirit Realty Capital, Inc.	14,885	198,417
Starwood Property Trust, Inc.	34,477	776,422
STORE Capital Corp.	4,681	137,949
Sun Communities, Inc.	9,057	710,793
Tanger Factory Outlet Centers, Inc.	277	10,792
Taubman Centers, Inc.	13,799	1,026,784
Two Harbors Investment Corp.	55,367	472,280
UDR, Inc.	8,232	296,270
Ventas, Inc.	23,380	1,651,329
VEREIT, Inc.	29,812	309,150
Vornado Realty Trust	25,560	2,586,928
Washington Prime Group, Inc.	25,375	314,142
Weingarten Realty Investors	3,614	140,874
Welltower, Inc.	11,008	823,068
Weyerhaeuser Co.	41,223	1,316,663
WP Carey, Inc.	3,215	207,464
		34,876,512
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,397	158,964
Realogy Holdings Corp.	20,066	518,907
		677,871
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	1,121	128,354
Recreational Vehicles — 0.0%
Brunswick Corp.	521	25,414

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Rental Auto/Equipment — 0.0%
Herc Holdings, Inc.†	597	$20,119
Hertz Global Holdings, Inc.†	1,794	72,047
United Rentals, Inc.†	400	31,396
		123,562
Retail-Apparel/Shoe — 1.1%
Burlington Stores, Inc.†	930	75,349
Coach, Inc.	7,023	256,761
Foot Locker, Inc.	423	28,646
Gap, Inc.	25,627	569,944
Kate Spade & Co.†	21,211	363,344
L Brands, Inc.	6,116	432,829
PVH Corp.	9,701	1,071,961
Urban Outfitters, Inc.†	15,314	528,639
		3,327,473
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	665	16,073
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	1,991	1,529,765
Genuine Parts Co.	258	25,916
		1,555,681
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,216	59,232
Penske Automotive Group, Inc.	1,190	57,334
		116,566
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	4,131	178,087
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	6,025	120,560
MSC Industrial Direct Co., Inc., Class A	856	62,839
		183,399
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,172	87,515
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	8,609	328,692
Retail-Gardening Products — 0.2%
Tractor Supply Co.	7,083	477,040
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	212	15,800
Tiffany & Co.	3,399	246,870
		262,670
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	8,687	443,732
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	9,548	88,033
Retail-Misc./Diversified — 0.6%
CST Brands, Inc.	2,310	111,088
Sally Beauty Holdings, Inc.†	62,550	1,606,284
		1,717,372
Security Description	Shares	Value (Note 2)
Retail-Office Supplies — 0.1%
Staples, Inc.	20,017	$171,145
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	2,144	99,181
Retail-Regional Department Stores — 0.3%
Dillard's, Inc., Class A	588	37,050
Kohl's Corp.	14,712	643,650
Macy's, Inc.	9,581	354,976
		1,035,676
Retail-Restaurants — 0.1%
DineEquity, Inc.	4,176	330,697
Wendy's Co.	2,790	30,132
		360,829
Retail-Sporting Goods — 0.0%
Cabela's, Inc.†	1,358	74,595
Dick's Sporting Goods, Inc.	590	33,465
		108,060
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	5,714	99,709
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	8,268	267,056
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,409	61,756
Savings & Loans/Thrifts — 0.3%
New York Community Bancorp, Inc.	46,507	661,795
People's United Financial, Inc.	9,597	151,825
TFS Financial Corp.	1,771	31,541
		845,161
Schools — 0.0%
Graham Holdings Co., Class B	134	64,504
Semiconductor Components-Integrated Circuits — 1.4%
Analog Devices, Inc.	19,428	1,252,135
Cypress Semiconductor Corp.	9,672	117,611
Linear Technology Corp.	3,927	232,832
Marvell Technology Group, Ltd.	83,923	1,113,658
Maxim Integrated Products, Inc.	40,453	1,615,288
		4,331,524
Semiconductor Equipment — 0.1%
Lam Research Corp.	995	94,236
Teradyne, Inc.	6,300	135,954
		230,190
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	237	36,361
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	137	18,436
Steel-Producers — 0.3%
Nucor Corp.	9,806	484,907
Reliance Steel & Aluminum Co.	2,156	155,296
Steel Dynamics, Inc.	6,199	154,913
United States Steel Corp.	4,735	89,302
		884,418

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telecom Equipment-Fiber Optics — 0.2%
Viavi Solutions, Inc.†	78,611	$580,935
Telecom Services — 0.6%
Level 3 Communications, Inc.†	38,142	1,769,026
Telecommunication Equipment — 0.3%
ARRIS International PLC†	4,523	128,137
Juniper Networks, Inc.	11,597	279,024
Nice, Ltd. ADR	8,008	536,055
		943,216
Telephone-Integrated — 0.4%
CenturyLink, Inc.	16,566	454,405
Frontier Communications Corp.	129,385	538,242
Telephone & Data Systems, Inc.	2,957	80,371
		1,073,018
Television — 0.1%
TEGNA, Inc.	6,758	147,730
Tribune Media Co., Class A	2,220	81,074
		228,804
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	400	80,136
Theaters — 0.0%
Regal Entertainment Group, Class A	1,801	39,172
Tools-Hand Held — 1.1%
Snap-on, Inc.	481	73,093
Stanley Black & Decker, Inc.	25,554	3,142,631
		3,215,724
Toys — 0.1%
Mattel, Inc.	11,705	354,427
Transport-Equipment & Leasing — 0.0%
AMERCO	71	23,020
Transport-Marine — 0.0%
Kirby Corp.†	1,637	101,756
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	1,756	121,076
Kansas City Southern	9,391	876,368
		997,444
Transport-Services — 0.1%
Expeditors International of Washington, Inc.	1,669	85,987
Ryder System, Inc.	1,660	109,477
		195,464
Transport-Truck — 0.4%
Knight Transportation, Inc.	20,321	583,009
Old Dominion Freight Line, Inc.†	9,088	623,528
		1,206,537
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	3,715	293,522
Water — 0.5%
American Water Works Co., Inc.	19,496	1,459,080
Aqua America, Inc.	5,512	168,006
		1,627,086
Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	4,772	$364,008
Total Common Stocks (cost $270,786,560)		295,934,654
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Telephone-Integrated — 0.1%
Frontier Communications Corp. Series A 11.13% (cost $452,100)	4,521	379,357
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell Midcap Value Index Fund (cost $1,160,576)	15,756	1,209,588
Total Long-Term Investment Securities (cost $272,399,236)		297,523,599
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(5) (cost $3,059,949)	3,059,949	3,059,949
REPURCHASE AGREEMENTS — 0.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 09/30/2016, to be repurchased 10/03/2016 in the amount of $2,238,002 and collateralized by $2,180,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/30/2021 and having an approximate value of $2,283,550	$2,238,000	2,238,000
State Street Bank & Trust Co. Joint Repurchase Agreement(6)	220,000	220,000
Total Repurchase Agreements (cost $2,458,000)		2,458,000
TOTAL INVESTMENTS (cost $277,917,185) (7)	99.7%	303,041,548
Other assets less liabilities	0.3	815,095
NET ASSETS	100.0%	$303,856,643

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2016. The aggregate value of these securities was $939,025 representing 0.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(3)  Illiquid security. At September 30, 2016, the aggregate value of these securities was $8,454 representing 0.0% of net assets.

(4)  Security represents an investment in an affiliated company (see Note 8).

(5)  The rate shown is the 7-day yield as of September 30, 2016.

(6)  See Note 2 for details of Joint Repurchase Agreements.

(7)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

ADR — American Depositary Receipt

CVR — Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
4	Long	S&P Midcap 400 E-Mini Index	December 2016	$603,627	$619,840	$16,213

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Food-Retail	$810,612	$—		$8,454	$819,066
Other Industries	294,176,563	939,025	**	—	295,115,588
Convertible Preferred Securities	379,357	—		—	379,357
Exchange-Traded Funds	1,209,588	—		—	1,209,588
Short-Term Investment Securities	3,059,949	—		—	3,059,949
Repurchase Agreements	—	2,458,000		—	2,458,000
Total Investments at Value	$299,636,069	$3,397,025		$8,454	$303,041,548
Other Financial Instruments:†
Futures Contracts	$16,213	$—		$—	$16,213

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Banks-Commercial	9.1%
Real Estate Investment Trusts	4.9
Insurance-Property/Casualty	4.5
Aerospace/Defense-Equipment	2.9
Building & Construction Products-Misc.	2.3
Computer Services	2.1
Enterprise Software/Service	1.8
Time Deposits	1.7
Chemicals-Specialty	1.7
Medical-Biomedical/Gene	1.7
Retail-Automobile	1.5
Human Resources	1.5
Savings & Loans/Thrifts	1.4
Electronic Components-Misc.	1.4
Diversified Manufacturing Operations	1.3
Auto/Truck Parts & Equipment-Replacement	1.3
Finance-Consumer Loans	1.3
Commercial Services-Finance	1.2
Veterinary Diagnostics	1.2
Retail-Restaurants	1.1
Research & Development	1.0
Finance-Auto Loans	1.0
Medical-Drugs	1.0
Retail-Apparel/Shoe	1.0
Electric-Integrated	1.0
Batteries/Battery Systems	0.9
Electronic Components-Semiconductors	0.9
Medical Products	0.9
Auto/Truck Parts & Equipment-Original	0.9
Paper & Related Products	0.9
Engineering/R&D Services	0.8
Oil Companies-Exploration & Production	0.8
Real Estate Management/Services	0.8
Medical Instruments	0.8
Gas-Distribution	0.8
Semiconductor Equipment	0.8
Food-Misc./Diversified	0.7
Oil-Field Services	0.7
Finance-Investment Banker/Broker	0.7
Entertainment Software	0.7
Storage/Warehousing	0.7
Professional Sports	0.7
Consumer Products-Misc.	0.6
Retail-Discount	0.6
Registered Investment Companies	0.6
Wireless Equipment	0.6
Machinery-General Industrial	0.6
Auto Repair Centers	0.6
Diversified Operations/Commercial Services	0.5
Medical-Hospitals	0.5
Energy-Alternate Sources	0.5
Transport-Truck	0.5
Data Processing/Management	0.5
Networking Products	0.5
Satellite Telecom	0.5
Distribution/Wholesale	0.5
Airlines	0.5
Broadcast Services/Program	0.5
Commercial Services	0.5
Transport-Services	0.5
Food-Canned	0.4%
Printing-Commercial	0.4
Steel-Producers	0.4
Therapeutics	0.4
Medical-Outpatient/Home Medical	0.4
Rubber-Tires	0.4
Medical-HMO	0.4
Physicians Practice Management	0.4
Power Converter/Supply Equipment	0.4
Consulting Services	0.4
Computer Aided Design	0.4
Insurance-Life/Health	0.4
Computers-Integrated Systems	0.4
Water	0.4
Telephone-Integrated	0.4
Containers-Paper/Plastic	0.4
Telecom Services	0.3
Health Care Cost Containment	0.3
Semiconductor Components-Integrated Circuits	0.3
Respiratory Products	0.3
Lasers-System/Components	0.3
Home Furnishings	0.3
Retail-Petroleum Products	0.3
Office Supplies & Forms	0.3
Telecommunication Equipment	0.3
Schools	0.3
Applications Software	0.3
Retail-Misc./Diversified	0.3
Rubber/Plastic Products	0.3
Finance-Other Services	0.3
Internet Application Software	0.3
Footwear & Related Apparel	0.3
Transport-Rail	0.3
Exchange-Traded Funds	0.3
Hotels/Motels	0.3
Retail-Vitamins & Nutrition Supplements	0.3
Drug Delivery Systems	0.3
Building-Residential/Commercial	0.2
Chemicals-Diversified	0.2
Electronic Measurement Instruments	0.2
Real Estate Operations & Development	0.2
Poultry	0.2
Transactional Software	0.2
Tobacco	0.2
Computers	0.2
Retail-Hair Salons	0.2
Miscellaneous Manufacturing	0.2
Building Products-Cement	0.2
Linen Supply & Related Items	0.2
Medical-Generic Drugs	0.2
Television	0.2
Medical Information Systems	0.2
Web Hosting/Design	0.2
Medical-Wholesale Drug Distribution	0.2
E-Commerce/Services	0.2
Insurance-Multi-line	0.2
Engines-Internal Combustion	0.2
Diagnostic Kits	0.2
Repurchase Agreements	0.2
Financial Guarantee Insurance	0.2

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Building & Construction-Misc.	0.2%
Brewery	0.2
Disposable Medical Products	0.2
Chemicals-Fibers	0.2
Metal Processors & Fabrication	0.2
Electronic Design Automation	0.2
Electric Products-Misc.	0.2
Computer Software	0.2
Security Services	0.2
Food-Retail	0.2
Building Products-Wood	0.2
Diversified Minerals	0.2
Retail-Pawn Shops	0.1
Independent Power Producers	0.1
Investment Management/Advisor Services	0.1
Publishing-Books	0.1
Patient Monitoring Equipment	0.1
Retail-Home Furnishings	0.1
Telecom Equipment-Fiber Optics	0.1
Building Products-Doors & Windows	0.1
Computers-Periphery Equipment	0.1
Optical Recognition Equipment	0.1
Banks-Mortgage	0.1
Audio/Video Products	0.1
Casino Hotels	0.1
Internet Content-Information/News	0.1
Building-Maintenance & Services	0.1
Aerospace/Defense	0.1
Food-Wholesale/Distribution	0.1
Environmental Consulting & Engineering	0.1
Machinery-Construction & Mining	0.1
Food-Dairy Products	0.1
Housewares	0.1
Investment Companies	0.1
Funeral Services & Related Items	0.1
Computer Data Security	0.1
Metal-Aluminum	0.1
Building-Heavy Construction	0.1
Medical-Nursing Homes	0.1
Protection/Safety	0.1
Instruments-Controls	0.1
Food-Flour & Grain	0.1
Resorts/Theme Parks	0.1
Internet Security	0.1
Electronic Parts Distribution	0.1
Transport-Air Freight	0.1
Platinum	0.1
Identification Systems	0.1
Gambling (Non-Hotel)	0.1
Office Furnishings-Original	0.1
Machinery-Electrical	0.1
Diagnostic Equipment	0.1
Internet Connectivity Services	0.1
Wire & Cable Products	0.1
Electronic Security Devices	0.1
Building-Mobile Home/Manufactured Housing	0.1
Retail-Sporting Goods	0.1
Machinery-Farming	0.1
Electric-Generation	0.1
Internet Telephone	0.1
Oil Field Machinery & Equipment	0.1%
Publishing-Newspapers	0.1
Insurance-Reinsurance	0.1
Retail-Jewelry	0.1
Machinery-Pumps	0.1
Auto-Truck Trailers	0.1
Internet Content-Entertainment	0.1
Medical Laser Systems	0.1
Pharmacy Services	0.1
Appliances	0.1
Oil & Gas Drilling	0.1
Circuit Boards	0.1
Building Products-Air & Heating	0.1
Electric-Distribution	0.1
Medical Imaging Systems	0.1
Firearms & Ammunition	0.1
Golf	0.1
Banks-Fiduciary	0.1
Decision Support Software	0.1
Apparel Manufacturers	0.1
Retail-Bookstores	0.1
Transport-Equipment & Leasing	0.1
Hazardous Waste Disposal	0.1
Metal Products-Distribution	0.1
100.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.1%
Aerospace/Defense — 0.1%
Aerovironment, Inc.†	3,439	$83,946
Cubic Corp.	4,149	194,215
National Presto Industries, Inc.	824	72,339
		350,500
Aerospace/Defense-Equipment — 2.9%
AAR Corp.	11,892	372,457
Aerojet Rocketdyne Holdings, Inc.†	11,629	204,438
Astronics Corp.†	62,532	2,817,066
B/E Aerospace, Inc.	21,454	1,108,314
Curtiss-Wright Corp.	5,400	491,994
HEICO Corp.	35,766	2,475,007
Kaman Corp.	4,527	198,826
KLX, Inc.†	32,039	1,127,773
Moog, Inc., Class A†	10,337	615,465
		9,411,340
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	9,343	10,558
Agricultural Operations — 0.0%
Andersons, Inc.	4,382	158,541
Airlines — 0.5%
Alaska Air Group, Inc.	9,000	592,740
Allegiant Travel Co.	2,176	287,384
Hawaiian Holdings, Inc.†	8,925	433,755
SkyWest, Inc.	8,612	227,443
		1,541,322
Apparel Manufacturers — 0.1%
Oxford Industries, Inc.	2,494	168,844
Appliances — 0.1%
iRobot Corp.†	4,541	199,713
Applications Software — 0.3%
Ebix, Inc.	3,745	212,903
Epiq Systems, Inc.	5,449	89,854
MINDBODY, Inc., Class A†	13,100	257,546
Progress Software Corp.†	12,300	334,560
Tangoe, Inc.†	3,887	32,068
		926,931
Athletic Equipment — 0.0%
Nautilus, Inc.†	5,197	118,076
Audio/Video Products — 0.1%
Daktronics, Inc.	6,671	63,641
DTS, Inc.	2,947	125,366
Universal Electronics, Inc.†	2,418	180,044
VOXX International Corp.†	3,293	9,846
		378,897
Auto Repair Centers — 0.6%
Monro Muffler Brake, Inc.	29,373	1,796,746
Auto-Truck Trailers — 0.1%
Wabash National Corp.†	14,680	209,043
Auto/Truck Parts & Equipment-Original — 0.9%
American Axle & Manufacturing Holdings, Inc.†	87,530	1,507,266
Cooper-Standard Holding, Inc.†	2,892	285,730
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Dana, Inc.	19,800	$308,682
Gentherm, Inc.†	6,095	191,505
Superior Industries International, Inc.	3,822	111,449
Tenneco, Inc.†	6,200	361,274
Titan International, Inc.	7,315	74,028
		2,839,934
Auto/Truck Parts & Equipment-Replacement — 1.3%
Dorman Products, Inc.†	52,257	3,339,222
Douglas Dynamics, Inc.	24,000	766,560
Motorcar Parts of America, Inc.†	3,113	89,592
Standard Motor Products, Inc.	3,340	159,519
		4,354,893
B2B/E-Commerce — 0.0%
ePlus, Inc.†	1,102	104,040
Banks-Commercial — 9.1%
1st Source Corp.	4,340	154,916
Ameris Bancorp	5,827	203,654
BancFirst Corp.	6,500	471,315
BancorpSouth, Inc.	17,300	401,360
Bank of the Ozarks, Inc.	90,802	3,486,797
Banner Corp.	4,456	194,905
Capital Bank Financial Corp., Class A	17,400	558,714
Cardinal Financial Corp.	5,423	141,486
Cathay General Bancorp, Class B	6,800	209,304
Central Pacific Financial Corp.	30,878	777,817
Central Valley Community Bancorp	1,500	23,790
Chemical Financial Corp.	2,600	114,738
Citizens & Northern Corp.	1,700	37,349
City Holding Co.	6,807	342,324
Columbia Banking System, Inc.	9,699	317,351
Community Bank System, Inc.	7,396	355,822
Customers Bancorp, Inc.†	4,287	107,861
CVB Financial Corp.	44,776	788,505
Eagle Bancorp, Inc.†	71,395	3,521,915
East West Bancorp, Inc.	355	13,032
FCB Financial Holdings, Inc., Class A†	31,100	1,195,173
First BanCorp†	19,232	100,006
First Commonwealth Financial Corp.	46,962	473,847
First Community Bancshares, Inc.	1,900	47,120
First Financial Bancorp	10,854	237,051
First Financial Bankshares, Inc.	11,038	402,225
First Hawaiian, Inc.†	6,200	166,532
First Interstate BancSystem, Inc., Class A	1,900	59,869
First Midwest Bancorp, Inc.	13,587	263,044
First NBC Bank Holding Co.†	2,667	25,176
Fulton Financial Corp.	7,200	104,544
Glacier Bancorp, Inc.	12,727	362,974
Great Western Bancorp, Inc.	14,207	473,377
Guaranty Bancorp	2,800	49,980
Hanmi Financial Corp.	5,391	141,999
Home BancShares, Inc.	83,564	1,738,967
Hope Bancorp, Inc.	35,074	609,235
Independent Bank Corp.	4,399	237,942

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Independent Bank Corp.	2,800	$47,124
LegacyTexas Financial Group, Inc.	92,252	2,917,931
MainSource Financial Group, Inc.	2,200	54,890
NBT Bancorp, Inc.	7,196	236,533
OFG Bancorp	25,037	253,124
Old National Bancorp	22,558	317,165
Opus Bank	3,035	107,348
PacWest Bancorp	4,600	197,386
Park Sterling Corp.	5,550	45,066
Pinnacle Financial Partners, Inc.	7,247	391,918
S&T Bancorp, Inc.	5,834	169,128
ServisFirst Bancshares, Inc.	3,685	191,288
Sierra Bancorp	1,900	35,644
Simmons First National Corp., Class A	7,628	380,637
Southside Bancshares, Inc.	5,380	173,128
Southwest Bancorp, Inc.	1,400	26,586
Suffolk Bancorp	8,802	306,046
TCF Financial Corp.	17,400	252,474
Texas Capital Bancshares, Inc.†	7,679	421,731
Tompkins Financial Corp.	2,036	155,571
TrustCo Bank Corp. NY	15,974	113,256
Trustmark Corp.	6,000	165,360
UMB Financial Corp.	9,983	593,489
Union Bankshares Corp.	23,863	638,813
United Bankshares, Inc.	11,231	423,072
United Community Banks, Inc.	11,833	248,730
Webster Financial Corp.	1,600	60,816
West Bancorporation, Inc.	5,100	99,960
Westamerica Bancorporation	23,783	1,210,079
Wintrust Financial Corp.	8,634	479,791
		29,626,100
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	13,939	178,837
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	15,033	379,734
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	1,800	42,066
Batteries/Battery Systems — 0.9%
EnerSys	44,190	3,057,506
Bicycle Manufacturing — 0.0%
Fox Factory Holding Corp.†	3,993	91,719
Brewery — 0.2%
Boston Beer Co., Inc., Class A†	3,732	579,430
Broadcast Services/Program — 0.5%
Nexstar Broadcasting Group, Inc., Class A	6,100	352,031
TiVo Corp.†	52,748	1,027,531
World Wrestling Entertainment, Inc., Class A	6,166	131,336
		1,510,898
Security Description	Shares	Value (Note 2)
Building & Construction Products-Misc. — 2.3%
Drew Industries, Inc.	41,693	$4,086,748
Gibraltar Industries, Inc.†	15,231	565,832
Patrick Industries, Inc.†	31,098	1,925,588
Ply Gem Holdings, Inc.†	12,400	165,664
Quanex Building Products Corp.	5,719	98,710
Simpson Manufacturing Co., Inc.	6,872	302,024
Trex Co., Inc.†	4,904	287,963
		7,432,529
Building & Construction-Misc. — 0.2%
Aegion Corp.†	5,781	110,244
Comfort Systems USA, Inc.	6,204	181,839
MYR Group, Inc.†	2,682	80,728
TopBuild Corp.†	6,423	213,244
		586,055
Building Products-Air & Heating — 0.1%
AAON, Inc.	6,632	191,134
Building Products-Cement — 0.2%
Continental Building Products, Inc.†	16,400	344,236
Headwaters, Inc.†	12,383	209,520
US Concrete, Inc.†	2,367	109,036
		662,792
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	4,811	215,004
Griffon Corp.	5,078	86,377
PGT, Inc.†	8,178	87,259
		388,640
Building Products-Wood — 0.2%
Boise Cascade Co.†	6,475	164,465
Universal Forest Products, Inc.	3,393	334,177
		498,642
Building-Heavy Construction — 0.1%
MasTec, Inc.†	9,200	273,608
Orion Group Holdings, Inc.†	4,625	31,681
		305,289
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	9,344	370,957
Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	1,409	139,561
Winnebago Industries, Inc.	4,494	105,924
		245,485
Building-Residential/Commercial — 0.2%
Installed Building Products, Inc.†	3,314	118,873
LGI Homes, Inc.†	2,810	103,520
M/I Homes, Inc.†	4,122	97,156
MDC Holdings, Inc.	6,554	169,093
Meritage Homes Corp.†	6,285	218,090
WCI Communities, Inc.†	3,653	86,649
		793,381

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Casino Hotels — 0.1%
Boyd Gaming Corp.†	16,595	$328,249
Monarch Casino & Resort, Inc.†	1,823	45,885
		374,134
Casino Services — 0.0%
Scientific Games Corp., Class A†	13,282	149,688
Cellular Telecom — 0.0%
ATN International, Inc.	1,781	115,836
Chemicals-Diversified — 0.2%
Aceto Corp.	4,954	94,077
Innophos Holdings, Inc.	4,247	165,760
Innospec, Inc.	4,006	243,605
Koppers Holdings, Inc.†	8,751	281,607
		785,049
Chemicals-Fibers — 0.2%
Rayonier Advanced Materials, Inc.	42,529	568,613
Chemicals-Other — 0.0%
American Vanguard Corp.	4,315	69,299
Chemicals-Plastics — 0.0%
A. Schulman, Inc.	4,879	142,076
Chemicals-Specialty — 1.7%
Balchem Corp.	35,287	2,735,801
Calgon Carbon Corp.	8,459	128,323
Chemours Co.	30,321	485,136
H.B. Fuller Co.	8,402	390,441
Hawkins, Inc.	1,595	69,111
Ingevity Corp.†	7,035	324,314
Kraton Performance Polymers, Inc.†	5,155	180,631
Minerals Technologies, Inc.	8,800	622,072
OMNOVA Solutions, Inc.†	20,200	170,488
Quaker Chemical Corp.	2,214	234,529
Stepan Co.	3,251	236,218
Valvoline, Inc.†	2,600	61,074
		5,638,138
Circuit Boards — 0.1%
Park Electrochemical Corp.	3,178	55,202
TTM Technologies, Inc.†	12,060	138,087
		193,289
Coal — 0.0%
Cloud Peak Energy, Inc.†	10,246	55,738
SunCoke Energy, Inc.	10,924	87,611
		143,349
Commercial Services — 0.5%
Healthcare Services Group, Inc.	12,107	479,195
HMS Holdings Corp.†	27,309	605,441
Medifast, Inc.	2,861	108,117
Nutrisystem, Inc.	4,934	146,490
Team, Inc.†	4,900	160,279
		1,499,522
Commercial Services-Finance — 1.2%
Cardtronics PLC, Class A†	7,558	337,087
Euronet Worldwide, Inc.†	2,000	163,660
EVERTEC, Inc.	2,600	43,628
Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
Green Dot Corp., Class A†	7,161	$165,133
LendingTree, Inc.†	1,201	116,389
MarketAxess Holdings, Inc.	5,700	943,863
WEX, Inc.†	20,685	2,235,841
		4,005,601
Communications Software — 0.0%
Digi International, Inc.†	4,338	49,453
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	26,000	1,216,540
Computer Data Security — 0.1%
Qualys, Inc.†	8,488	324,157
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	6,819	150,768
Computer Services — 2.1%
Barracuda Networks, Inc.†	10,500	267,540
CACI International, Inc., Class A†	4,064	410,058
Ciber, Inc.†	12,349	14,201
Convergys Corp.	15,000	456,300
Engility Holdings, Inc.†	2,949	92,894
ExlService Holdings, Inc.†	5,597	278,954
Insight Enterprises, Inc.†	9,127	297,084
LivePerson, Inc.†	8,882	74,698
Manhattan Associates, Inc.†	66,937	3,856,910
Science Applications International Corp.	3,300	228,921
Sykes Enterprises, Inc.†	6,617	186,136
TeleTech Holdings, Inc.	2,684	77,809
Unisys Corp.†	57,300	558,102
Virtusa Corp.†	4,591	113,306
		6,912,913
Computer Software — 0.2%
Blackbaud, Inc.	7,940	526,740
Computers — 0.2%
Nutanix, Inc., Class A†	18,700	691,900
Computers-Integrated Systems — 0.4%
Agilysys, Inc.†	2,491	27,700
Cray, Inc.†	31,405	739,274
Mercury Systems, Inc.†	6,744	165,700
MTS Systems Corp.	2,786	128,239
Super Micro Computer, Inc.†	6,341	148,189
		1,209,102
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	7,806	381,870
Consulting Services — 0.4%
Forrester Research, Inc.	1,660	64,574
Franklin Covey Co.†	6,600	117,546
Huron Consulting Group, Inc.†	14,900	890,424
Navigant Consulting, Inc.†	7,920	160,142
		1,232,686
Consumer Products-Misc. — 0.6%
Central Garden & Pet Co.†	1,671	43,446
Central Garden & Pet Co., Class A†	5,599	138,855
CSS Industries, Inc.	2,200	56,276

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consumer Products-Misc. (continued)
Helen of Troy, Ltd.†	17,130	$1,476,092
WD-40 Co.	2,379	267,471
		1,982,140
Containers-Paper/Plastic — 0.4%
Graphic Packaging Holding Co.	53,200	744,268
KapStone Paper and Packaging Corp.	14,684	277,821
Multi-Color Corp.	2,198	145,068
		1,167,157
Cosmetics & Toiletries — 0.0%
e.l.f. Beauty, Inc.†	2,400	67,488
Inter Parfums, Inc.	2,854	92,099
		159,587
Data Processing/Management — 0.5%
CSG Systems International, Inc.	21,206	876,444
Fair Isaac Corp.	6,200	772,458
		1,648,902
Decision Support Software — 0.1%
Interactive Intelligence Group, Inc.†	2,973	178,796
Diagnostic Equipment — 0.1%
BioTelemetry, Inc.†	4,683	86,963
Repligen Corp.†	5,645	170,423
		257,386
Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.	7,032	135,647
Quidel Corp.†	21,200	468,308
		603,955
Direct Marketing — 0.0%
Harte-Hanks, Inc.	7,773	12,592
Disposable Medical Products — 0.2%
ICU Medical, Inc.†	2,426	306,598
Merit Medical Systems, Inc.†	7,418	180,183
Utah Medical Products, Inc.	1,500	89,700
		576,481
Distribution/Wholesale — 0.5%
Anixter International, Inc.†	4,749	306,310
Core-Mark Holding Co., Inc.	7,730	276,734
Essendant, Inc.	11,032	226,377
G-III Apparel Group, Ltd.†	6,881	200,581
ScanSource, Inc.†	4,282	156,293
SiteOne Landscape Supply, Inc.†	1,900	68,267
Titan Machinery, Inc.†	23,600	245,440
Veritiv Corp.†	1,364	68,432
		1,548,434
Diversified Manufacturing Operations — 1.3%
Actuant Corp., Class A	30,146	700,593
AZZ, Inc.	4,333	282,815
Barnes Group, Inc.	8,367	339,282
Colfax Corp.†	25,309	795,462
EnPro Industries, Inc.	3,594	204,211
Fabrinet†	6,049	269,725
Federal Signal Corp.	10,014	132,786
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations (continued)
GP Strategies Corp.†	37,646	$926,845
Harsco Corp.	13,396	133,022
LSB Industries, Inc.†	3,361	28,837
Lydall, Inc.†	2,864	146,436
Raven Industries, Inc.	6,042	139,147
Standex International Corp.	2,135	198,277
Tredegar Corp.	4,232	78,673
		4,376,111
Diversified Minerals — 0.2%
US Silica Holdings, Inc.	10,588	492,977
Diversified Operations/Commercial Services — 0.5%
Colliers International Group, Inc.	37,621	1,582,716
Viad Corp.	3,389	124,952
		1,707,668
Drug Delivery Systems — 0.3%
Depomed, Inc.†	10,253	256,223
Heron Therapeutics, Inc.†	4,000	68,920
Nektar Therapeutics†	22,846	392,494
Revance Therapeutics, Inc.†	5,900	95,639
		813,276
E-Commerce/Products — 0.0%
Blue Nile, Inc.	1,941	66,809
FTD Cos., Inc.†	2,881	59,262
		126,071
E-Commerce/Services — 0.2%
RetailMeNot, Inc.†	22,300	220,547
Stamps.com, Inc.†	2,683	253,570
Trade Desk, Inc., Class A†	5,000	146,050
		620,167
E-Marketing/Info — 0.0%
Liquidity Services, Inc.†	4,006	45,027
QuinStreet, Inc.†	6,039	18,238
		63,265
E-Services/Consulting — 0.0%
Perficient, Inc.†	6,033	121,565
Electric Products-Misc. — 0.2%
Graham Corp.	2,800	53,480
Littelfuse, Inc.	3,752	483,295
		536,775
Electric-Distribution — 0.1%
Spark Energy, Inc., Class A	6,300	183,519
Electric-Generation — 0.1%
Atlantic Power Corp.	94,000	232,180
Electric-Integrated — 1.0%
ALLETE, Inc.	8,251	491,924
Avista Corp.	12,644	528,393
El Paso Electric Co.	14,971	700,194
NorthWestern Corp.	10,272	590,948
PNM Resources, Inc.	6,000	196,320
Portland General Electric Co.	14,400	613,296
		3,121,075

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. — 1.4%
Bel Fuse, Inc., Class B	9,552	$230,585
Benchmark Electronics, Inc.†	25,582	638,271
CTS Corp.	5,474	101,816
Methode Electronics, Inc.	6,174	215,905
OSI Systems, Inc.†	21,459	1,402,990
Plexus Corp.†	5,586	261,313
Rogers Corp.†	3,014	184,095
Sanmina Corp.†	22,949	653,358
Stoneridge, Inc.†	26,300	483,920
Vishay Intertechnology, Inc.	26,200	369,158
		4,541,411
Electronic Components-Semiconductors — 0.9%
Alpha & Omega Semiconductor, Ltd.†	25,100	545,172
CEVA, Inc.†	3,502	122,815
Diodes, Inc.†	6,443	137,494
DSP Group, Inc.†	3,658	43,933
Intersil Corp., Class A	14,500	317,985
InvenSense, Inc.†	103,000	764,260
Kopin Corp.†	10,152	22,131
Rambus, Inc.†	18,362	229,525
Semtech Corp.†	10,955	303,782
Silicon Laboratories, Inc.†	1,500	88,200
Synaptics, Inc.†	7,900	462,782
		3,038,079
Electronic Design Automation — 0.2%
Mentor Graphics Corp.	20,700	547,308
Electronic Measurement Instruments — 0.2%
Badger Meter, Inc.	4,862	162,925
ESCO Technologies, Inc.	4,297	199,467
FARO Technologies, Inc.†	2,786	100,157
Itron, Inc.†	5,559	309,970
		772,519
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	3,300	279,543
Electronic Security Devices — 0.1%
TASER International, Inc.†	8,721	249,508
Energy-Alternate Sources — 0.5%
FutureFuel Corp.	3,799	42,853
Green Plains, Inc.	5,943	155,706
Renewable Energy Group, Inc.†	4,700	39,809
REX American Resources Corp.†	16,746	1,419,391
		1,657,759
Engineering/R&D Services — 0.8%
EMCOR Group, Inc.	17,500	1,043,350
Exponent, Inc.	27,527	1,405,529
VSE Corp.	8,800	299,112
		2,747,991
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	32,903	613,641
Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 1.8%
ManTech International Corp., Class A	4,185	$157,733
MicroStrategy, Inc., Class A†	1,570	262,881
Omnicell, Inc.†	6,042	231,408
Open Text Corp.	34,735	2,252,912
SPS Commerce, Inc.†	2,837	208,264
Tyler Technologies, Inc.†	15,671	2,683,345
Xactly Corp.†	5,787	85,185
		5,881,728
Entertainment Software — 0.7%
Take-Two Interactive Software, Inc.†	50,222	2,264,008
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	9,596	340,370
Finance-Auto Loans — 1.0%
Credit Acceptance Corp.†	16,116	3,240,444
Finance-Consumer Loans — 1.3%
Encore Capital Group, Inc.†	3,923	88,189
Enova International, Inc.†	3,885	37,607
Nelnet, Inc., Class A	5,700	230,109
PRA Group, Inc.†	109,510	3,782,475
World Acceptance Corp.†	999	48,991
		4,187,371
Finance-Investment Banker/Broker — 0.7%
Cowen Group, Inc., Class A†	6,700	24,321
Diamond Hill Investment Group, Inc.	5,114	945,016
Evercore Partners, Inc., Class A	6,481	333,837
Greenhill & Co., Inc.	4,602	108,469
Interactive Brokers Group, Inc., Class A	11,240	396,435
INTL. FCStone, Inc.†	2,492	96,814
Investment Technology Group, Inc.	5,223	89,522
KCG Holdings, Inc., Class A†	13,600	211,208
Piper Jaffray Cos.†	2,390	115,437
		2,321,059
Finance-Other Services — 0.3%
WageWorks, Inc.†	14,815	902,382
Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	41,000	319,390
MGIC Investment Corp.†	17,700	141,600
NMI Holdings, Inc., Class A†	17,000	129,540
		590,530
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	3,170	183,099
Food-Canned — 0.4%
Seneca Foods Corp., Class A†	2,643	74,638
TreeHouse Foods, Inc.†	15,808	1,378,300
		1,452,938
Food-Catering — 0.0%
US Foods Holding Corp.†	5,500	129,855
Food-Dairy Products — 0.1%
Dean Foods Co.	20,600	337,840

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	3,900	$300,963
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	11,096	545,702
Cal-Maine Foods, Inc.	4,969	191,505
Darling Ingredients, Inc.†	99,601	1,345,610
J&J Snack Foods Corp.	2,494	297,085
Snyder's-Lance, Inc.	547	18,368
		2,398,270
Food-Retail — 0.2%
Ingles Markets, Inc., Class A	7,200	284,688
SUPERVALU, Inc.†	44,407	221,591
		506,279
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	2,564	167,763
SpartanNash Co.	6,260	181,039
		348,802
Footwear & Related Apparel — 0.3%
Crocs, Inc.†	12,278	101,907
Iconix Brand Group, Inc.†	11,078	89,953
Steven Madden, Ltd.†	9,214	318,436
Wolverine World Wide, Inc.	16,616	382,667
		892,963
Forestry — 0.0%
Deltic Timber Corp.	1,766	119,611
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	5,366	326,038
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	12,100	269,588
Gas-Distribution — 0.8%
Northwest Natural Gas Co.	4,603	276,686
Piedmont Natural Gas Co., Inc.	13,567	814,563
South Jersey Industries, Inc.	13,280	392,424
Southwest Gas Corp.	4,100	286,426
Spire, Inc.	12,426	792,033
		2,562,132
Golf — 0.1%
Callaway Golf Co.	15,711	182,405
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	3,638	163,128
Health Care Cost Containment — 0.3%
CorVel Corp.†	22,161	850,982
HealthEquity, Inc.†	7,182	271,839
		1,122,821
Home Furnishings — 0.3%
American Woodmark Corp.†	2,343	188,775
Ethan Allen Interiors, Inc.	4,265	133,367
La-Z-Boy, Inc.	8,216	201,785
Leggett & Platt, Inc.	6,800	309,944
Select Comfort Corp.†	7,674	165,758
		999,629
Security Description	Shares	Value (Note 2)
Hotels/Motels — 0.3%
Belmond, Ltd., Class A†	14,109	$179,326
Interval Leisure Group, Inc.	17,772	305,145
La Quinta Holdings, Inc.†	23,000	257,140
Marcus Corp.	3,151	78,901
		820,512
Housewares — 0.1%
NACCO Industries, Inc., Class A	4,900	333,004
Human Resources — 1.5%
AMN Healthcare Services, Inc.†	8,028	255,852
Barrett Business Services, Inc.	10,696	530,628
CDI Corp.	2,300	13,041
Cross Country Healthcare, Inc.†	45,011	530,230
Heidrick & Struggles International, Inc.	3,105	57,598
Insperity, Inc.	4,882	354,628
Kelly Services, Inc., Class A	4,864	93,486
Korn/Ferry International	9,574	201,054
Monster Worldwide, Inc.†	14,882	53,724
On Assignment, Inc.†	65,855	2,389,878
Resources Connection, Inc.	6,056	90,477
TriNet Group, Inc.†	2,300	49,749
TrueBlue, Inc.†	7,097	160,818
		4,781,163
Identification Systems — 0.1%
Brady Corp., Class A	7,806	270,166
Independent Power Producers — 0.1%
Dynegy, Inc.†	32,700	405,153
Ormat Technologies, Inc.	1,400	67,774
		472,927
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,000	84,210
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	4,655	301,830
Insurance Brokers — 0.0%
eHealth, Inc.†	2,769	31,040
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	26,103	462,806
CNO Financial Group, Inc.	25,300	386,331
Primerica, Inc.	6,900	365,907
		1,215,044
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	6,711	245,958
Kemper Corp.	5,600	220,192
United Fire Group, Inc.	3,607	152,648
		618,798
Insurance-Property/Casualty — 4.5%
Ambac Financial Group, Inc.†	1,200	22,068
AMERISAFE, Inc.	27,683	1,627,207
AmTrust Financial Services, Inc.	143,155	3,840,849
Employers Holdings, Inc.	5,420	161,678
First American Financial Corp.	4,400	172,832

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
Global Indemnity PLC†	1,600	$47,520
HCI Group, Inc.	1,441	43,749
Infinity Property & Casualty Corp.	1,849	152,783
National General Holdings Corp.	132,241	2,941,040
Navigators Group, Inc.	5,549	537,809
ProAssurance Corp.	14,590	765,683
RLI Corp.	50,433	3,447,600
Safety Insurance Group, Inc.	2,381	160,051
Selective Insurance Group, Inc.	9,660	385,047
Stewart Information Services Corp.	5,005	222,472
United Insurance Holdings Corp.	2,965	50,346
Universal Insurance Holdings, Inc.	5,451	137,365
		14,716,099
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	1,900	88,521
Maiden Holdings, Ltd.	10,512	133,397
		221,918
Internet Application Software — 0.3%
Bazaarvoice, Inc.†	152,200	899,502
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	6,853	252,259
Internet Content-Entertainment — 0.1%
Shutterstock, Inc.†	3,218	204,987
Internet Content-Information/News — 0.1%
DHI Group, Inc.†	22,069	174,124
HealthStream, Inc.†	4,243	117,107
XO Group, Inc.†	4,154	80,297
		371,528
Internet Security — 0.1%
VASCO Data Security International, Inc.†	14,038	247,209
Zix Corp.†	8,300	34,030
		281,239
Internet Telephone — 0.1%
8x8, Inc.†	14,985	231,219
Investment Companies — 0.1%
Acacia Research Corp.	50,422	328,751
Investment Management/Advisor Services — 0.1%
Calamos Asset Management, Inc., Class A	2,779	18,953
Federated Investors, Inc., Class B	2,500	74,075
Financial Engines, Inc.	8,878	263,765
Virtus Investment Partners, Inc.	954	93,359
		450,152
Lasers-System/Components — 0.3%
Coherent, Inc.†	5,564	615,044
Electro Scientific Industries, Inc.†	5,259	29,661
II-VI, Inc.†	9,105	221,525
Rofin-Sinar Technologies, Inc.†	4,748	152,791
		1,019,021
Security Description	Shares	Value (Note 2)
Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	1,700	$27,574
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	3,289	314,066
UniFirst Corp.	2,574	339,408
		653,474
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	2,000	58,040
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	3,195	191,285
Hyster-Yale Materials Handling, Inc.	1,800	108,234
Joy Global, Inc.	1,400	38,836
		338,355
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	6,409	260,910
Machinery-Farming — 0.1%
Alamo Group, Inc.	1,575	103,777
Lindsay Corp.	1,776	131,388
		235,165
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	4,829	204,653
Applied Industrial Technologies, Inc.	12,426	580,791
Chart Industries, Inc.†	5,112	167,827
DXP Enterprises, Inc.†	15,157	427,276
Kadant, Inc.	5,600	291,816
Tennant Co.	2,938	190,382
		1,862,745
Machinery-Pumps — 0.1%
SPX FLOW, Inc.†	6,985	215,976
Medical Imaging Systems — 0.1%
Analogic Corp.	2,068	183,225
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	1,786	46,543
Medidata Solutions, Inc.†	9,126	508,866
Quality Systems, Inc.	7,605	86,089
		641,498
Medical Instruments — 0.8%
Abaxis, Inc.	3,765	194,349
AngioDynamics, Inc.†	4,808	84,332
CONMED Corp.	4,137	165,728
CryoLife, Inc.	4,488	78,854
Halyard Health, Inc.†	6,700	232,222
Integra LifeSciences Holdings Corp.†	4,994	412,255
Natus Medical, Inc.†	5,506	216,331
Vascular Solutions, Inc.†	24,473	1,180,333
		2,564,404
Medical Labs & Testing Services — 0.0%
Medpace Holdings, Inc.†	3,500	104,510
Medical Laser Systems — 0.1%
Cynosure, Inc., Class A†	3,965	201,977

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products — 0.9%
Cantel Medical Corp.	6,062	$472,715
Haemonetics Corp.†	8,571	310,356
Integer Holdings Corp.†	4,580	99,340
Invacare Corp.	5,303	59,235
Luminex Corp.†	6,622	150,452
MiMedx Group, Inc.†	16,916	145,139
Orthofix International NV†	13,850	592,364
Surmodics, Inc.†	16,580	498,892
Wright Medical Group NV†	19,100	468,523
Zeltiq Aesthetics, Inc.†	5,959	233,712
		3,030,728
Medical-Biomedical/Gene — 1.7%
Acorda Therapeutics, Inc.†	7,709	160,964
Aduro Biotech, Inc.†	1,200	14,916
AMAG Pharmaceuticals, Inc.†	5,707	139,879
ANI Pharmaceuticals, Inc.†	1,327	88,046
Ardelyx, Inc.†	2,400	31,056
Arrowhead Pharmaceuticals, Inc.†	26,200	192,570
Audentes Therapeutics, Inc.†	1,700	30,277
Bellicum Pharmaceuticals, Inc.†	10,400	206,960
Blueprint Medicines Corp.†	2,700	80,190
Cambrex Corp.†	7,371	327,715
Coherus Biosciences, Inc.†	5,700	152,646
Dimension Therapeutics, Inc.†	3,500	27,965
Edge Therapeutics, Inc.†	7,900	82,239
Emergent BioSolutions, Inc.†	5,746	181,171
Exelixis, Inc.†	11,500	147,085
FibroGen, Inc.†	6,500	134,550
Five Prime Therapeutics, Inc.†	3,100	162,719
Halozyme Therapeutics, Inc.†	9,600	115,968
Idera Pharmaceuticals, Inc.†	14,000	35,840
Infinity Pharmaceuticals, Inc.†	14,400	22,464
Karyopharm Therapeutics, Inc.†	11,500	111,895
Kite Pharma, Inc.†	2,900	161,994
Lexicon Pharmaceuticals, Inc.†	11,400	205,998
Ligand Pharmaceuticals, Inc.†	3,171	323,632
Medicines Co.†	11,624	438,690
Momenta Pharmaceuticals, Inc.†	10,451	122,172
Prothena Corp. PLC†	5,900	353,823
PTC Therapeutics, Inc.†	23,400	327,834
Puma Biotechnology, Inc.†	2,600	174,330
Sage Therapeutics, Inc.†	4,300	198,015
Selecta Biosciences, Inc.†	10,100	143,925
Spark Therapeutics, Inc.†	1,500	90,090
Spectrum Pharmaceuticals, Inc.†	11,795	55,083
Tokai Pharmaceuticals, Inc.†	6,200	9,486
Trius Therapeutics, Inc. CVR†(1)(2)	13,800	0
Ultragenyx Pharmaceutical, Inc.†	3,500	248,290
Versartis, Inc.†	4,100	50,225
		5,350,702
Medical-Drugs — 1.0%
ACADIA Pharmaceuticals, Inc.†	8,900	283,109
Adamas Pharmaceuticals, Inc.†	7,100	116,511
Aimmune Therapeutics, Inc.†	11,500	172,500
Amicus Therapeutics, Inc.†	12,500	92,500
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Chimerix, Inc.†	2,900	$16,066
Clovis Oncology, Inc.†	6,200	223,510
Eagle Pharmaceuticals, Inc.†	1,332	93,240
Enanta Pharmaceuticals, Inc.†	2,322	61,788
Global Blood Therapeutics, Inc.†	7,000	161,350
Horizon Pharma PLC†	5,500	99,715
Immune Design Corp.†	10,400	78,832
Lannett Co., Inc.†	4,870	129,396
Ophthotech Corp.†	3,200	147,616
Pacira Pharmaceuticals, Inc.†	6,600	225,852
PharMerica Corp.†	5,140	144,280
Prestige Brands Holdings, Inc.†	2,400	115,848
Radius Health, Inc.†	4,100	221,769
Reata Pharmaceuticals, Inc., Class A†	4,617	121,704
SciClone Pharmaceuticals, Inc.†	8,344	85,526
Supernus Pharmaceuticals, Inc.†	8,272	204,567
Synergy Pharmaceuticals, Inc.†	50,100	276,051
TESARO, Inc.†	1,300	130,312
		3,202,042
Medical-Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	13,681	259,528
AveXis, Inc.†	2,300	94,783
Impax Laboratories, Inc.†	12,341	292,482
		646,793
Medical-HMO — 0.4%
Magellan Health, Inc.†	4,107	220,669
Molina Healthcare, Inc.†	9,200	536,544
Triple-S Management Corp., Class B†	8,900	195,177
WellCare Health Plans, Inc.†	2,650	310,289
		1,262,679
Medical-Hospitals — 0.5%
Adeptus Health, Inc., Class A†	2,513	108,185
Community Health Systems, Inc.†	45,200	521,608
Quorum Health Corp.†	44,227	277,303
Select Medical Holdings Corp.†	17,793	240,205
Surgical Care Affiliates, Inc.†	11,235	547,819
		1,695,120
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	7,929	159,611
Kindred Healthcare, Inc.	14,245	145,584
		305,195
Medical-Outpatient/Home Medical — 0.4%
Air Methods Corp.†	5,791	182,359
Almost Family, Inc.†	1,493	54,898
Amedisys, Inc.†	4,652	220,691
Chemed Corp.	2,705	381,594
Civitas Solutions, Inc.†	18,700	341,462
LHC Group, Inc.†	2,487	91,720
Providence Service Corp.†	2,083	101,296
		1,374,020
Medical-Wholesale Drug Distribution — 0.2%
Owens & Minor, Inc.	17,900	621,667

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal Processors & Fabrication — 0.2%
CIRCOR International, Inc.	2,744	$163,433
Haynes International, Inc.	2,087	77,448
Mueller Industries, Inc.	9,553	309,708
		550,589
Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	7,320	161,772
Metal-Aluminum — 0.1%
Century Aluminum Co.†	8,293	57,636
Kaiser Aluminum Corp.	3,005	259,903
		317,539
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	10,545	333,644
John Bean Technologies Corp.	4,871	343,649
		677,293
MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	1,584	10,866
Multimedia — 0.0%
E.W. Scripps Co., Class A†	9,571	152,179
Networking Products — 0.5%
Black Box Corp.	13,431	186,691
Ixia†	10,461	130,763
LogMeIn, Inc.	4,228	382,169
NETGEAR, Inc.†	14,574	881,581
		1,581,204
Non-Ferrous Metals — 0.0%
Materion Corp.	3,336	102,449
Office Furnishings-Original — 0.1%
Interface, Inc.	15,928	265,838
Office Supplies & Forms — 0.3%
ACCO Brands Corp.†	101,200	975,568
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.	10,069	87,500
Parker Drilling Co.†	24,700	53,599
Seadrill, Ltd.†	22,300	52,851
		193,950
Oil Companies-Exploration & Production — 0.8%
Bill Barrett Corp.†	94,460	525,197
Bonanza Creek Energy, Inc.†	6,979	7,118
Carrizo Oil & Gas, Inc.†	9,232	375,004
Contango Oil & Gas Co.†	3,705	37,865
Denbury Resources, Inc.†	105,400	340,442
EP Energy Corp., Class A†	1,600	7,008
Northern Oil and Gas, Inc.†	7,447	19,958
PDC Energy, Inc.†	9,397	630,163
Sanchez Energy Corp.†	25,800	228,072
Synergy Resources Corp.†	33,502	232,169
Unit Corp.†	18,206	338,632
		2,741,628
Security Description	Shares	Value (Note 2)
Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	5,226	$81,943
Flotek Industries, Inc.†	8,544	124,230
Gulf Island Fabrication, Inc.	2,249	20,691
		226,864
Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	1,100	43,252
Western Refining, Inc.	3,100	82,026
		125,278
Oil-Field Services — 0.7%
Archrock, Inc.	16,634	217,573
Basic Energy Services, Inc.†	6,359	5,274
Bristow Group, Inc.	5,331	74,741
CARBO Ceramics, Inc.	3,062	33,498
Era Group, Inc.†	3,244	26,114
Gulfmark Offshore, Inc., Class A†	3,273	5,499
Helix Energy Solutions Group, Inc.†	17,503	142,299
Matrix Service Co.†	4,431	83,125
MRC Global, Inc.†	30,000	492,900
Newpark Resources, Inc.†	14,122	103,938
NOW, Inc.†	9,400	201,442
Pioneer Energy Services Corp.†	31,603	127,676
SEACOR Holdings, Inc.†	11,292	671,761
Tesco Corp.	7,754	63,273
TETRA Technologies, Inc.†	15,490	94,644
		2,343,757
Optical Recognition Equipment — 0.1%
Lumentum Holdings, Inc.†	9,135	381,569
Paper & Related Products — 0.9%
Clearwater Paper Corp.†	2,839	183,598
Domtar Corp.	3,200	118,816
Neenah Paper, Inc.	27,392	2,164,242
P.H. Glatfelter Co.	7,276	157,744
Schweitzer-Mauduit International, Inc.	5,106	196,887
		2,821,287
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	7,339	436,597
Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†	7,209	201,924
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	2,092	131,168
Physicians Practice Management — 0.4%
Healthways, Inc.†	47,679	1,261,586
Platinum — 0.1%
Stillwater Mining Co.†	20,230	270,273
Poultry — 0.2%
Pilgrim's Pride Corp.	13,200	278,784
Sanderson Farms, Inc.	5,020	483,577
		762,361

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	21,329	$1,009,288
Powell Industries, Inc.	1,428	57,191
SPX Corp.†	6,977	140,517
Vicor Corp.†	2,668	30,949
		1,237,945
Printing-Commercial — 0.4%
Deluxe Corp.	8,400	561,288
Ennis, Inc.	19,900	335,315
RR Donnelley & Sons Co.	35,005	550,279
		1,446,882
Professional Sports — 0.7%
Madison Square Garden Co., Class A†	12,749	2,159,808
Protection/Safety — 0.1%
Landauer, Inc.	6,805	302,686
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	19,900	266,859
Scholastic Corp.	4,475	176,136
		442,995
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	19,472	226,654
Racetracks — 0.0%
Speedway Motorsports, Inc.	6,800	121,448
Real Estate Investment Trusts — 4.9%
Acadia Realty Trust	13,306	482,209
Agree Realty Corp.	3,913	193,459
American Assets Trust, Inc.	14,177	614,998
Armada Hoffler Properties, Inc.	1,000	13,400
Ashford Hospitality Trust, Inc.	3,100	18,259
Capstead Mtg. Corp.	63,639	600,116
CareTrust REIT, Inc.	9,674	142,982
CBL & Associates Properties, Inc.	8,100	98,334
Cedar Realty Trust, Inc.	12,691	91,375
Chesapeake Lodging Trust	10,042	229,962
CoreSite Realty Corp.	20,469	1,515,525
Cousins Properties, Inc.	35,117	366,622
CubeSmart	5,400	147,204
CyrusOne, Inc.	1,600	76,112
CYS Investments, Inc.	108,400	945,248
DCT Industrial Trust, Inc.	6,450	313,148
DiamondRock Hospitality Co.	41,466	377,341
EastGroup Properties, Inc.	8,995	661,672
EPR Properties	400	31,496
Equity LifeStyle Properties, Inc.	2,000	154,360
Equity One, Inc.	1,700	52,037
First Industrial Realty Trust, Inc.	4,000	112,880
Franklin Street Properties Corp.	24,663	310,754
GEO Group, Inc.	12,530	297,963
Getty Realty Corp.	4,399	105,268
Gladstone Commercial Corp.	1,500	27,945
Government Properties Income Trust	19,386	438,511
Gramercy Property Trust	10,000	96,400
Hersha Hospitality Trust	14,000	252,280
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Highwoods Properties, Inc.	3,000	$156,360
Hospitality Properties Trust	8,200	243,704
Kite Realty Group Trust	13,933	386,223
Lexington Realty Trust	35,636	367,051
LTC Properties, Inc.	19,453	1,011,361
Mack-Cali Realty Corp.	7,200	195,984
Monogram Residential Trust, Inc.	7,000	74,480
National Retail Properties, Inc.	1,000	50,850
Parkway Properties, Inc.	13,819	235,061
Pennsylvania Real Estate Investment Trust	15,815	364,219
Post Properties, Inc.	3,300	218,229
Potlatch Corp.	11,200	435,568
PS Business Parks, Inc.	4,658	529,009
Ramco-Gershenson Properties Trust	14,800	277,352
Retail Opportunity Investments Corp.	18,191	399,474
RLJ Lodging Trust	38,500	809,655
Sabra Health Care REIT, Inc.	10,909	274,689
Saul Centers, Inc.	5,867	390,742
Silver Bay Realty Trust Corp.	1,700	29,801
Summit Hotel Properties, Inc.	17,083	224,812
Taubman Centers, Inc.	2,700	200,907
Universal Health Realty Income Trust	2,089	131,649
Urstadt Biddle Properties, Inc., Class A	4,818	107,056
		15,882,096
Real Estate Management/Services — 0.8%
FirstService Corp.	49,927	2,330,592
HFF, Inc., Class A	5,854	162,097
RE/MAX Holdings, Inc., Class A	2,948	129,064
		2,621,753
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	2,400	92,208
Forestar Group, Inc.†	36,738	430,202
Four Corners Property Trust, Inc.	10,006	213,428
St. Joe Co.†	1,500	27,570
		763,408
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	2,180	33,768
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	8,875	112,180
Research & Development — 1.0%
Albany Molecular Research, Inc.†	3,725	61,500
INC Research Holdings, Inc., Class A†	5,000	222,900
PAREXEL International Corp.†	44,276	3,074,968
		3,359,368
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	4,058	297,533
Respiratory Products — 0.3%
Inogen, Inc.†	17,153	1,027,465

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A	20,300	$322,567
Buckle, Inc.	4,662	112,028
Caleres, Inc.	7,251	183,378
Cato Corp., Class A	4,350	143,071
Children's Place, Inc.	18,792	1,500,917
Express, Inc.†	13,101	154,461
Finish Line, Inc., Class A	6,925	159,829
Francesca's Holdings Corp.†	6,336	97,764
Genesco, Inc.†	3,465	188,704
Shoe Carnival, Inc.	2,363	62,998
Stein Mart, Inc.	5,172	32,842
Tailored Brands, Inc.	8,128	127,610
Vera Bradley, Inc.†	3,267	49,495
		3,135,664
Retail-Automobile — 1.5%
Asbury Automotive Group, Inc.†	15,947	887,769
Group 1 Automotive, Inc.	3,318	211,954
Lithia Motors, Inc., Class A	38,010	3,630,715
Sonic Automotive, Inc., Class A	4,467	83,980
		4,814,418
Retail-Bookstores — 0.1%
Barnes & Noble Education, Inc.†	6,422	61,459
Barnes & Noble, Inc.	9,337	105,508
		166,967
Retail-Building Products — 0.0%
At Home Group, Inc.†	900	13,635
Lumber Liquidators Holdings, Inc.†	4,535	89,203
		102,838
Retail-Discount — 0.6%
Big Lots, Inc.	10,800	515,700
Fred's, Inc., Class A	5,857	53,065
HSN, Inc.	34,308	1,365,458
Tuesday Morning Corp.†	7,444	44,515
		1,978,738
Retail-Hair Salons — 0.2%
Regis Corp.†	54,161	679,721
Retail-Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	3,188	63,887
Kirkland's, Inc.†	2,443	29,756
Pier 1 Imports, Inc.	77,600	329,024
		422,667
Retail-Jewelry — 0.1%
Movado Group, Inc.	10,061	216,110
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	4,058	85,015
Retail-Misc./Diversified — 0.3%
FirstCash, Inc.	11,716	551,589
Five Below, Inc.†	9,168	369,379
		920,968
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	43,697	483,289
Security Description	Shares	Value (Note 2)
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	3,430	$69,560
Retail-Petroleum Products — 0.3%
World Fuel Services Corp.	21,591	998,800
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	1,300	81,913
Stage Stores, Inc.	4,206	23,596
		105,509
Retail-Restaurants — 1.1%
Biglari Holdings, Inc.†	169	73,687
BJ's Restaurants, Inc.†	3,353	119,199
Bloomin' Brands, Inc.	6,800	117,232
Bob Evans Farms, Inc.	3,303	126,505
Chuy's Holdings, Inc.†	2,806	78,400
DineEquity, Inc.	3,561	281,995
El Pollo Loco Holdings, Inc.†	3,595	45,261
Fiesta Restaurant Group, Inc.†	4,498	107,952
Jack in the Box, Inc.	10,200	978,588
Papa John's International, Inc.	4,449	350,804
Popeyes Louisiana Kitchen, Inc.†	3,555	188,913
Red Robin Gourmet Burgers, Inc.†	2,220	99,767
Ruby Tuesday, Inc.†	31,848	79,620
Ruth's Hospitality Group, Inc.	5,079	71,715
Sonic Corp.	38,244	1,001,228
		3,720,866
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	2,981	40,601
Hibbett Sports, Inc.†	3,739	149,186
Zumiez, Inc.†	2,942	52,956
		242,743
Retail-Vitamins & Nutrition Supplements — 0.3%
GNC Holdings, Inc., Class A	34,800	710,616
Vitamin Shoppe, Inc.†	4,010	107,669
		818,285
Rubber-Tires — 0.4%
Cooper Tire & Rubber Co.	33,500	1,273,670
Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	6,047	78,551
Proto Labs, Inc.†	4,061	243,294
Trinseo SA	10,500	593,880
		915,725
Satellite Telecom — 0.5%
DigitalGlobe, Inc.†	53,500	1,471,250
Iridium Communications, Inc.†	13,422	108,852
		1,580,102
Savings & Loans/Thrifts — 1.4%
Astoria Financial Corp.	15,240	222,504
Banc of California, Inc.	8,281	144,586
Bank Mutual Corp.	7,008	53,822
BankFinancial Corp.	1,400	17,780
Beneficial Bancorp, Inc.	30,499	448,640
BofI Holding, Inc.†	9,620	215,488
Brookline Bancorp, Inc.	11,782	143,623
Capitol Federal Financial, Inc.	1,500	21,105

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
Charter Financial Corp.	5,500	$70,840
Dime Community Bancshares, Inc.	5,240	87,822
First Defiance Financial Corp.	1,500	66,960
Flushing Financial Corp.	5,700	135,204
Investors Bancorp, Inc.	19,000	228,190
Meridian Bancorp, Inc.	45,600	709,992
Northfield Bancorp, Inc.	52,212	840,613
Northwest Bancshares, Inc.	17,130	269,112
Oritani Financial Corp.	18,751	294,766
Provident Financial Services, Inc.	10,008	212,470
Sterling Bancorp	21,831	382,043
		4,565,560
Schools — 0.3%
American Public Education, Inc.†	2,685	53,190
Capella Education Co.	1,932	112,133
Career Education Corp.†	10,752	73,006
K12, Inc.†	7,400	106,190
Strayer Education, Inc.†	12,542	585,461
Universal Technical Institute, Inc.	3,499	6,228
		936,208
Security Services — 0.2%
Ascent Capital Group, Inc., Class A†	10,100	234,017
Brink's Co.	7,449	276,209
		510,226
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	2,227	43,382
Semiconductor Components-Integrated Circuits — 0.3%
Exar Corp.†	6,958	64,779
Integrated Device Technology, Inc.†	23,800	549,780
MaxLinear, Inc., Class A†	9,200	186,484
Power Integrations, Inc.	4,827	304,246
		1,105,289
Semiconductor Equipment — 0.8%
Brooks Automation, Inc.	11,468	156,079
Cabot Microelectronics Corp.	4,033	213,386
Cohu, Inc.	28,845	338,640
Kulicke & Soffa Industries, Inc.†	11,763	152,096
MKS Instruments, Inc.	8,951	445,133
Nanometrics, Inc.†	4,143	92,555
Rudolph Technologies, Inc.†	5,170	91,716
Tessera Technologies, Inc.	12,616	484,959
Ultratech, Inc.†	3,935	90,820
Veeco Instruments, Inc.†	6,790	133,288
Xcerra Corp.†	47,400	287,244
		2,485,916
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	6,502	67,946
Steel-Producers — 0.4%
AK Steel Holding Corp.†	85,299	411,994
Carpenter Technology Corp.	4,100	169,166
Commercial Metals Co.	3,900	63,141
Security Description	Shares	Value (Note 2)
Steel-Producers (continued)
Ryerson Holding Corp.†	10,200	$115,158
Worthington Industries, Inc.	13,600	653,208
		1,412,667
Storage/Warehousing — 0.7%
Mobile Mini, Inc.	7,425	224,235
Wesco Aircraft Holdings, Inc.†	147,841	1,985,505
		2,209,740
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	18,838	111,709
Viavi Solutions, Inc.†	38,814	286,836
		398,545
Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.	8,464	213,631
EarthLink Holdings Corp.	57,700	357,740
Inteliquent, Inc.	5,720	92,321
Lumos Networks Corp.†	3,921	54,894
Spok Holdings, Inc.	3,433	61,176
West Corp.	15,700	346,656
		1,126,418
Telecommunication Equipment — 0.3%
ADTRAN, Inc.	8,087	154,785
Comtech Telecommunications Corp.	3,896	49,908
Plantronics, Inc.	14,500	753,420
		958,113
Telephone-Integrated — 0.4%
Cincinnati Bell, Inc.†	80,317	327,693
General Communication, Inc., Class A†	6,497	89,334
Windstream Holdings, Inc.	77,200	775,860
		1,192,887
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	22,300	644,024
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	2,020	38,946
Unifi, Inc.†	2,523	74,252
		113,198
Therapeutics — 0.4%
Anika Therapeutics, Inc.†	2,469	118,142
Axsome Therapeutics, Inc.†	10,100	79,588
Cara Therapeutics, Inc.†	6,700	55,945
Flexion Therapeutics, Inc.†	7,500	146,550
Neurocrine Biosciences, Inc.†	7,800	394,992
Portola Pharmaceuticals, Inc.†	3,800	86,298
Proteostasis Therapeutics, Inc.†	10,900	169,931
Seres Therapeutics, Inc.†	3,300	40,557
Xencor, Inc.†	11,500	281,635
Zafgen, Inc.†	900	2,979
		1,376,617

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tobacco — 0.2%
Alliance One International, Inc.†	3,000	$57,360
Universal Corp.	11,054	643,564
		700,924
Toys — 0.0%
JAKKS Pacific, Inc.†	16,900	146,016
Transactional Software — 0.2%
ACI Worldwide, Inc.†	14,800	286,824
Bottomline Technologies de, Inc.†	6,217	144,918
Synchronoss Technologies, Inc.†	7,014	288,837
		720,579
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	6,349	271,864
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.	4,713	166,369
Transport-Marine — 0.0%
Hornbeck Offshore Services, Inc.†	5,404	29,722
Tidewater, Inc.	7,864	22,176
		51,898
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	12,784	881,457
Transport-Services — 0.5%
Echo Global Logistics, Inc.†	4,603	106,145
Hub Group, Inc., Class A†	5,608	228,582
Matson, Inc.	28,678	1,143,679
		1,478,406
Transport-Truck — 0.5%
ArcBest Corp.	13,001	247,279
Celadon Group, Inc.	4,614	40,326
Forward Air Corp.	5,055	218,679
Heartland Express, Inc.	7,236	136,616
Knight Transportation, Inc.	11,097	318,373
Marten Transport, Ltd.	3,853	80,913
Roadrunner Transportation Systems, Inc.†	5,059	40,371
Saia, Inc.†	4,212	126,192
Swift Transportation Co.†	9,600	206,112
USA Truck, Inc.†	23,400	239,616
		1,654,477
Veterinary Diagnostics — 1.2%
Neogen Corp.†	65,937	3,688,516
Phibro Animal Health Corp., Class A	3,094	84,095
		3,772,611
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	1,400	86,786
Water — 0.4%
American States Water Co.	23,508	941,496
California Water Service Group	8,015	257,201
		1,198,697
Security Description	Shares/ Principal Amount	Value (Note 2)
Web Hosting/Design — 0.2%
NIC, Inc.	10,362	$243,507
Web.com Group, Inc.†	22,900	395,483
		638,990
Web Portals/ISP — 0.0%
Blucora, Inc.†	6,382	71,478
Wire & Cable Products — 0.1%
Encore Wire Corp.	3,458	127,151
General Cable Corp.	8,236	123,375
		250,526
Wireless Equipment — 0.6%
CalAmp Corp.†	6,056	84,481
InterDigital, Inc.	13,575	1,075,140
Ubiquiti Networks, Inc.†	13,400	716,900
		1,876,521
Total Common Stocks (cost $272,703,309)		318,211,072
EXCHANGE-TRADED FUNDS — 0.3%
iShares Core S&P Small-Cap ETF (cost $818,653)	7,044	874,513
Total Long-Term Investment Securities (cost $273,521,962)		319,085,585
SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 0.6%
State Street Institutional Liquid Reserves Fund 0.34%(3)	1,962,487	1,962,487
Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 10/03/16	$5,723,000	5,723,000
Total Short-Term Investment Securities (cost $7,685,487)		7,685,487
REPURCHASE AGREEMENTS — 0.2%
State Street Bank and Trust Co. Joint Repurchase Agreement (cost $595,000)(4)	595,000	595,000
TOTAL INVESTMENTS (cost $281,802,449)(5)	100.9%	327,366,072
Liabilities in excess of other assets	(0.9)	(2,919,970)
NET ASSETS	100.0%	$324,446,102

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(2)  Illiquid security. At September 30, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)  The rate shown is the 7-day yield as of September 30, 2016

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

CVR — Contingent Value Rights

ETF — Exchange-Trade Fund

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
29	Long	Russell 2000 Mini Index	December 2016	$3,529,617	$3,620,070	$90,453

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$5,350,702	$—	$0	$5,350,702
Other Industries	312,860,370	—	—	312,860,370
Exchange-Traded Funds	874,513	—	—	874,513
Short-Term Investment Securities:
Registered Investment Companies	1,962,487	—	—	1,962,487
Time Deposits	—	5,723,000	—	5,723,000
Repurchase Agreements	—	595,000	—	595,000
Total Investment at Value	$321,048,072	$6,318,000	$0	$327,366,072
Other Financial Instruments:†
Futures Contracts	$90,453	$—	$—	$90,453

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Medical-Drugs	8.6%
Banks-Commercial	7.1
Telephone-Integrated	5.0
Oil Companies-Integrated	3.8
Insurance-Life/Health	3.4
Diversified Banking Institutions	3.3
Food-Misc./Diversified	2.6
Auto-Cars/Light Trucks	2.4
Beverages-Wine/Spirits	2.2
Machinery-Electrical	2.2
Cosmetics & Toiletries	2.0
Insurance-Multi-line	1.7
Real Estate Investment Trusts	1.6
Chemicals-Specialty	1.6
Repurchase Agreements	1.4
Metal-Diversified	1.4
Cellular Telecom	1.4
Real Estate Operations & Development	1.4
Soap & Cleaning Preparation	1.4
Transport-Rail	1.1
Auto/Truck Parts & Equipment-Original	1.1
Audio/Video Products	1.1
Chemicals-Diversified	1.0
Electric-Integrated	0.9
Tobacco	0.9
Semiconductor Components-Integrated Circuits	0.9
Retail-Apparel/Shoe	0.9
Semiconductor Equipment	0.9
Food-Retail	0.9
Brewery	0.9
Building & Construction Products-Misc.	0.9
Electronic Components-Misc.	0.9
Optical Supplies	0.8
Electronic Measurement Instruments	0.8
Insurance-Property/Casualty	0.8
Advertising Agencies	0.8
E-Commerce/Services	0.8
Import/Export	0.8
Industrial Gases	0.8
Commercial Services	0.8
E-Commerce/Products	0.7
Cable/Satellite TV	0.7
Diversified Manufacturing Operations	0.7
Machinery-General Industrial	0.7
Consumer Products-Misc.	0.7
Gas-Distribution	0.7
Resorts/Theme Parks	0.7
Water	0.6
Building-Heavy Construction	0.6
Power Converter/Supply Equipment	0.6
Internet Application Software	0.6
Electronic Components-Semiconductors	0.6
Retail-Jewelry	0.6
Dialysis Centers	0.6
Diversified Minerals	0.6
Diversified Operations	0.5
Computers-Integrated Systems	0.5
Aerospace/Defense	0.5
Medical-Generic Drugs	0.5
Finance-Credit Card	0.5
Web Portals/ISP	0.4%
Industrial Automated/Robotic	0.4
Insurance-Reinsurance	0.4
Apparel Manufacturers	0.4
Food-Catering	0.4
Finance-Investment Banker/Broker	0.4
Building-Residential/Commercial	0.4
Electronics-Military	0.4
Electric Products-Misc.	0.4
Rubber-Tires	0.4
Oil Companies-Exploration & Production	0.4
Oil Refining & Marketing	0.3
Retail-Building Products	0.3
Retail-Major Department Stores	0.3
Computer Services	0.3
Wireless Equipment	0.3
Transport-Marine	0.3
Real Estate Management/Services	0.3
Oil-U.S. Royalty Trusts	0.2
Medical-Biomedical/Gene	0.2
Toys	0.2
Enterprise Software/Service	0.2
Machine Tools & Related Products	0.2
Human Resources	0.2
Paper & Related Products	0.2
Medical Products	0.2
Finance-Other Services	0.2
Building Products-Cement	0.2
Networking Products	0.2
Finance-Leasing Companies	0.2
Satellite Telecom	0.2
Internet Gambling	0.2
Medical Labs & Testing Services	0.2
Multimedia	0.2
Telecom Services	0.2
Machinery-Construction & Mining	0.2
E-Marketing/Info	0.2
Steel-Producers	0.2
Transport-Services	0.1
Medical Instruments	0.1
Building & Construction-Misc.	0.1
Investment Management/Advisor Services	0.1
Agricultural Chemicals	0.1
Internet Content-Information/News	0.1
Registered Investment Companies	0.1
Aerospace/Defense-Equipment	0.1
Textile-Apparel	0.1
Office Automation & Equipment	0.1
Instruments-Scientific	0.1
Engineering/R&D Services	0.1
Athletic Footwear	0.1
Investment Companies	0.1
Public Thoroughfares	0.1
Metal-Copper	0.1
Security Services	0.1
Advertising Services	0.1
Airport Development/Maintenance	0.1
Auto-Heavy Duty Trucks	0.1
Machinery-Farming	0.1
Building Products-Air & Heating	0.1

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Industry Allocation* (continued)
Photo Equipment & Supplies	0.1%
Transactional Software	0.1
Gold Mining	0.1
Applications Software	0.1
Electronic Security Devices	0.1
Commercial Services-Finance	0.1
Energy-Alternate Sources	0.1
Shipbuilding	0.1
Diversified Operations/Commercial Services	0.1
Gas-Transportation	0.1
Containers-Paper/Plastic	0.1
99.3%
Country Allocation*
Japan	21.4%
United Kingdom	18.0
France	11.6
Switzerland	8.5
Germany	8.0
Australia	5.2
Netherlands	3.1
Cayman Islands	2.5
Sweden	2.4
Hong Kong	2.2
Jersey	2.2
Spain	1.7
United States	1.6
Denmark	1.4
Singapore	1.3
Italy	1.2
Canada	0.9
Norway	0.9
Taiwan	0.8
Luxembourg	0.8
Ireland	0.6
Belgium	0.6
South Korea	0.5
Finland	0.5
Israel	0.2
Isle of Man	0.2
India	0.2
Cyprus	0.2
China	0.1
Bermuda	0.1
Brazil	0.1
Mexico	0.1
New Zealand	0.1
Austria	0.1
99.3%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Australia — 5.2%
AGL Energy, Ltd.(1)	12,977	$189,554
Alumina, Ltd.(1)	48,724	54,575
Amcor, Ltd.(1)	21,655	251,800
AMP, Ltd.(1)	55,622	225,646
APA Group(1)	21,810	142,572
Aristocrat Leisure, Ltd.(1)	10,466	126,962
ASX, Ltd.(1)	3,718	137,427
Aurizon Holdings, Ltd.(1)	39,309	141,580
AusNet Services(1)	31,442	39,556
Australia & New Zealand Banking Group, Ltd.(1)	183,674	3,900,051
Bank of Queensland, Ltd.(1)	7,178	62,559
Beach Energy, Ltd.(1)	455,650	232,654
Bendigo & Adelaide Bank, Ltd.(1)	8,876	73,317
BGP Holdings PLC†(2)(3)	98,723	0
BHP Billiton, Ltd.(1)	82,735	1,431,320
Boral, Ltd.(1)	13,913	72,117
Brambles, Ltd.(1)	30,292	278,540
Caltex Australia, Ltd.(1)	5,196	137,161
Challenger, Ltd.(1)	217,360	1,696,237
CIMIC Group, Ltd.(1)	2,004	44,312
Coca-Cola Amatil, Ltd.(1)	11,072	87,016
Cochlear, Ltd.(1)	1,128	122,279
Commonwealth Bank of Australia(1)	32,068	1,783,482
Computershare, Ltd.(1)	9,039	71,555
Crown Resorts, Ltd.(1)	6,942	69,842
CSL, Ltd.(1)	20,181	1,657,368
Dexus Property Group(1)	17,925	126,044
Domino's Pizza Enterprises, Ltd.(1)	1,150	62,092
DUET Group(1)	43,237	83,248
Flight Centre Travel Group, Ltd.(1)	1,121	31,397
Fortescue Metals Group, Ltd.(1)	30,365	115,689
Goodman Group(1)	34,292	191,553
GPT Group(1)	32,105	124,597
Harvey Norman Holdings, Ltd.(1)	10,894	43,481
Healthscope, Ltd.(1)	30,836	73,055
Incitec Pivot, Ltd.(1)	32,512	70,507
Insurance Australia Group, Ltd.(1)	45,815	192,365
LendLease Group(1)	10,716	115,555
Macquarie Group, Ltd.(1)	31,019	1,953,996
Medibank Private, Ltd.(1)	53,281	101,353
Mirvac Group(1)	71,172	122,277
National Australia Bank, Ltd.(1)	49,556	1,061,482
Newcrest Mining, Ltd.(1)	14,404	239,293
Orica, Ltd.(1)	7,220	84,231
Origin Energy, Ltd.(1)	33,078	137,993
Platinum Asset Management, Ltd.(1)	4,442	17,178
Qantas Airways, Ltd.(1)	10,005	24,000
QBE Insurance Group, Ltd.(1)	26,568	189,547
Ramsay Health Care, Ltd.(1)	2,555	155,203
REA Group, Ltd.(1)	1,030	44,656
Rio Tinto, Ltd.(1)	181,441	7,196,788
Santos, Ltd.(1)	31,421	88,362
Scentre Group(1)	383,735	1,383,506
SEEK, Ltd.(1)	6,381	76,217
Sonic Healthcare, Ltd.(1)	7,420	125,336
Security Description	Shares	Value (Note 2)
Australia (continued)
South32, Ltd.(1)	692,496	$1,283,128
Stockland(1)	45,272	165,241
Suncorp Group, Ltd.(1)	24,988	232,271
Sydney Airport(1)	20,728	111,377
Tabcorp Holdings, Ltd.(1)	15,812	60,516
Tatts Group, Ltd.(1)	27,437	76,787
Telstra Corp., Ltd.(1)	893,325	3,547,973
TPG Telecom, Ltd.(1)	6,346	42,111
Transurban Group(1)	38,216	333,260
Treasury Wine Estates, Ltd.(1)	13,783	116,629
Vicinity Centres(1)	65,289	158,835
Vocus Communications, Ltd.(1)	8,467	40,666
Wesfarmers, Ltd.(1)	21,204	717,371
Westfield Corp.(1)	37,156	277,052
Westpac Banking Corp.(1)	62,762	1,426,801
Woodside Petroleum, Ltd.(1)	13,937	306,406
Woolworths, Ltd.(1)	23,985	428,481
WorleyParsons, Ltd.†(1)	97,150	622,988
		37,208,376
Austria — 0.1%
ANDRITZ AG(1)	1,402	76,314
Erste Group Bank AG(1)	5,420	160,525
OMV AG(1)	2,854	82,146
Raiffeisen Bank International AG†(1)	2,260	34,413
voestalpine AG(1)	2,181	75,403
		428,801
Belgium — 0.6%
Ageas(1)	3,889	141,830
Anheuser-Busch InBev SA/NV(1)	15,120	1,984,858
Colruyt SA(1)	1,341	74,356
Groupe Bruxelles Lambert SA(1)	1,568	139,011
KBC Group NV†(1)	4,715	274,469
Proximus SADP(1)	2,937	87,625
Solvay SA(1)	1,398	161,566
Telenet Group Holding NV†(1)	1,017	53,044
UCB SA(1)	2,455	189,821
Umicore SA(1)	20,815	1,305,446
		4,412,026
Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.(1)	13,000	112,609
First Pacific Co., Ltd.(1)	46,000	32,933
Hongkong Land Holdings, Ltd.(1)	22,100	157,586
Jardine Matheson Holdings, Ltd.(1)	4,603	279,615
Kerry Properties, Ltd.(1)	13,500	44,470
Li & Fung, Ltd.(1)	110,000	56,685
Noble Group, Ltd.†(1)	86,000	9,729
NWS Holdings, Ltd.(1)	28,000	46,904
Shangri-La Asia, Ltd.(1)	20,000	22,005
Yue Yuen Industrial Holdings, Ltd.(1)	14,000	58,048
		820,584
Brazil — 0.1%
Lojas Renner SA	85,055	639,975

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Canada — 0.9%
Canadian Natural Resources, Ltd.	39,045	$1,248,178
National Bank of Canada	48,400	1,716,200
PrairieSky Royalty, Ltd.	91,473	1,865,088
Sun Life Financial, Inc.	57,800	1,880,775
		6,710,241
Cayman Islands — 2.5%
Alibaba Group Holding, Ltd. ADR†	47,799	5,056,656
ASM Pacific Technology, Ltd.(1)	4,600	38,011
Baidu, Inc. ADR†	4,500	819,315
Cheung Kong Property Holdings, Ltd.(1)	228,024	1,681,708
CK Hutchison Holdings, Ltd.(1)	215,024	2,743,448
Ctrip.com International, Ltd. ADR†	63,883	2,975,031
Melco Crown Entertainment, Ltd. ADR	3,500	56,385
MGM China Holdings, Ltd.(1)	18,800	32,985
Sands China, Ltd.(1)	45,200	197,995
Tencent Holdings, Ltd.(1)	162,700	4,508,121
WH Group, Ltd.*(1)	112,500	91,003
Wynn Macau, Ltd.(1)	30,800	51,463
		18,252,121
China — 0.1%
Ping An Insurance Group Co. of China, Ltd.(1)	175,500	918,563
Cyprus — 0.2%
Aroundtown Property Holdings PLC†(1)	258,516	1,312,806
Denmark — 1.4%
AP Moeller - Maersk A/S, Series A(1)	71	100,059
AP Moeller - Maersk A/S, Series B(1)	832	1,223,788
Carlsberg A/S, Class B(1)	2,000	191,075
Chr. Hansen Holding A/S(1)	1,866	110,921
Coloplast A/S, Class B(1)	2,271	176,109
Danske Bank A/S(1)	62,051	1,817,150
DSV A/S(1)	3,613	180,424
Genmab A/S†(1)	1,067	182,847
GN Store Nord A/S(1)	58,212	1,255,599
ISS A/S(1)	3,124	129,972
Novo Nordisk A/S, Class B(1)	55,931	2,330,392
Novozymes A/S, Class B(1)	4,418	194,297
Pandora A/S(1)	2,186	265,063
TDC A/S†(1)	283,801	1,673,330
Tryg A/S(1)	2,030	40,852
Vestas Wind Systems A/S(1)	4,216	348,323
William Demant Holding A/S†(1)	2,085	42,561
		10,262,762
Finland — 0.5%
Elisa Oyj(1)	2,802	103,332
Fortum Oyj(1)	8,655	139,804
Kone Oyj, Class B(1)	6,475	328,535
Metso Oyj(1)	2,172	63,360
Neste Oyj(1)	2,474	105,437
Nokia OYJ(1)	108,520	628,993
Nokian Renkaat Oyj(1)	2,214	80,702
Security Description	Shares	Value (Note 2)
Finland (continued)
Orion Oyj, Class B(1)	1,995	$78,637
Sampo Oyj, Class A(1)	8,541	379,919
Stora Enso Oyj, Class R(1)	120,372	1,068,828
UPM-Kymmene Oyj(1)	10,376	219,113
Wartsila Oyj Abp(1)	2,881	129,672
		3,326,332
France — 11.6%
Accor SA(1)	3,318	131,610
Aeroports de Paris(1)	565	56,031
Air Liquide SA(1)	16,785	1,798,539
Alstom SA†(1)	2,895	76,571
Arkema SA(1)	1,277	118,123
Atos SE(1)	1,656	178,437
AXA SA(1)	169,829	3,613,322
BNP Paribas SA(1)	134,058	6,892,686
Bollore SA(1)	16,732	58,173
Bouygues SA(1)	3,888	128,822
Bureau Veritas SA(1)	5,107	109,547
Capgemini SA(1)	3,107	304,280
Carrefour SA(1)	10,621	275,009
Casino Guichard Perrachon SA(1)	1,086	52,747
Christian Dior SE(1)	1,065	190,834
Cie de Saint-Gobain(1)	8,968	387,178
Cie Generale des Etablissements Michelin(1)	3,412	377,298
CNP Assurances(1)	3,272	54,969
Credit Agricole SA(1)	20,018	197,509
Danone SA(1)	21,579	1,600,566
Dassault Systemes(1)	2,469	214,201
Edenred(1)	4,017	93,928
Eiffage SA(1)	1,069	83,051
Electricite de France SA(1)	4,703	57,216
Engie SA(1)	144,302	2,235,380
Essilor International SA(1)	46,148	5,951,424
Eurazeo SA(1)	823	47,742
Eutelsat Communications SA(1)	51,032	1,056,532
Fonciere Des Regions(1)	570	53,120
Gecina SA(1)	763	119,970
Groupe Eurotunnel SE(1)	9,080	98,163
Hermes International(1)	496	201,800
ICADE(1)	731	57,014
Iliad SA(1)	511	107,229
Imerys SA(1)	687	49,615
Ingenico Group SA(1)	1,053	91,993
JCDecaux SA(1)	1,293	41,742
Kering(1)	6,349	1,279,386
Klepierre(1)	4,178	191,489
L'Oreal SA(1)	17,248	3,256,336
Lagardere SCA(1)	2,276	57,949
Legrand SA(1)	29,758	1,754,550
LVMH Moet Hennessy Louis Vuitton SE(1)	5,248	894,667
Natixis SA(1)	18,153	84,607
Orange SA(1)	37,342	584,337
Pernod Ricard SA(1)	43,726	5,173,521
Peugeot SA†(1)	9,113	139,118

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Publicis Groupe SA(1)	3,563	$269,448
Remy Cointreau SA(1)	487	41,561
Renault SA(1)	3,616	297,097
Rexel SA(1)	5,386	82,436
Safran SA(1)	35,260	2,535,307
Sanofi(1)	146,949	11,196,372
Schneider Electric SE(1)	65,473	4,565,299
SCOR SE(1)	3,002	93,311
SFR Group SA(1)	1,889	55,504
Societe BIC SA(1)	549	81,191
Societe Generale SA(1)	14,413	497,401
Sodexo SA(1)	1,826	217,333
Suez(1)	275,671	4,546,540
Technip SA(1)	1,998	122,704
Thales SA(1)	2,003	184,497
TOTAL SA(1)	219,451	10,401,347
Unibail-Rodamco SE (Euronext Amsterdam)(1)	3,249	875,943
Unibail-Rodamco SE (Euronext Paris)	3,842	1,035,818
Valeo SA(1)	4,398	256,473
Veolia Environnement SA(1)	8,170	187,925
Vinci SA(1)	59,724	4,566,833
Vivendi SA(1)	22,219	447,734
Wendel SA(1)	604	70,530
Zodiac Aerospace(1)	3,569	86,900
		83,293,835
Germany — 8.0%
adidas AG(1)	3,533	613,179
Allianz SE(1)	19,440	2,885,532
Axel Springer SE(1)	760	38,918
BASF SE(1)	35,973	3,076,325
Bayer AG(1)	94,349	9,476,777
Bayerische Motoren Werke AG(1)	19,658	1,652,023
Bayerische Motoren Werke AG(1) (Preference Shares)	1,054	77,696
Beiersdorf AG(1)	1,960	184,870
Brenntag AG(1)	138,715	7,569,547
Commerzbank AG(1)	79,986	515,679
Continental AG(1)	2,091	439,623
Covestro AG*(1)	17,922	1,059,725
Daimler AG(1)	18,084	1,273,913
Deutsche Bank AG†(1)	26,248	341,495
Deutsche Boerse AG(1)	3,643	284,350
Deutsche Lufthansa AG(1)	4,478	49,828
Deutsche Post AG(1)	18,269	570,939
Deutsche Telekom AG(1)	247,124	4,142,627
Deutsche Wohnen AG BR(1)	6,493	236,026
E.ON SE(1)	103,218	730,759
Evonik Industries AG(1)	2,677	90,479
Fraport AG Frankfurt Airport Services Worldwide(1)	689	37,647
Fresenius Medical Care AG & Co. KGaA(1)	4,118	359,454
Fresenius SE & Co. KGaA(1)	47,311	3,773,776
Security Description	Shares	Value (Note 2)
Germany (continued)
FUCHS PETROLUB SE(1) (Preference Shares)	1,331	$60,760
GEA Group AG(1)	3,426	190,035
Hannover Rueck SE(1)	1,161	124,366
HeidelbergCement AG(1)	2,645	249,841
Henkel AG & Co. KGaA(1)	2,018	234,861
Henkel AG & Co. KGaA (Preference Shares)(1)	3,349	455,214
Hochtief AG(1)	385	54,285
HUGO BOSS AG(1)	1,287	71,174
Infineon Technologies AG(1)	21,263	379,400
K+S AG(1)	3,692	70,147
LANXESS AG(1)	1,782	110,669
Linde AG(1)	19,897	3,381,397
MAN SE(1)	699	73,684
Merck KGaA(1)	2,431	261,971
METRO AG(1)	3,355	99,830
Muenchener Rueckversicherungs- Gesellschaft AG(1)	11,446	2,134,675
OSRAM Licht AG(1)	1,731	101,619
Porsche Automobil Holding SE(1) (Preference Shares)	2,972	151,724
ProSiebenSat.1 Media SE(1)	4,118	176,357
RWE AG†(1)	9,497	163,635
SAP SE(1)	18,498	1,683,095
Schaeffler AG(1) (Preference Shares)	3,127	49,468
Siemens AG(1)	38,638	4,523,078
Symrise AG(1)	2,419	177,297
Telefonica Deutschland Holding AG(1)	449,771	1,807,999
thyssenkrupp AG(1)	7,089	169,023
TUI AG(1)	9,379	133,358
Uniper SE†	3,759	46,048
United Internet AG(1)	2,385	105,520
Volkswagen AG(1)	610	88,502
Volkswagen AG(1) (Preference Shares)	3,529	463,616
Vonovia SE(1)	8,748	331,251
Zalando SE†*(1)	1,649	68,803
		57,673,889
Hong Kong — 2.2%
AIA Group, Ltd.(1)	1,738,512	11,648,223
Bank of East Asia, Ltd.(1)	22,600	92,245
BOC Hong Kong Holdings, Ltd.(1)	71,000	241,092
Cathay Pacific Airways, Ltd.(1)	21,000	29,333
CLP Holdings, Ltd.(1)	31,500	327,038
Galaxy Entertainment Group, Ltd.(1)	45,000	171,228
Hang Lung Properties, Ltd.(1)	41,000	93,067
Hang Seng Bank, Ltd.(1)	14,300	256,813
Henderson Land Development Co., Ltd.(1)	20,485	122,438
HK Electric Investments & HK Electric Investments, Ltd.*(1)	49,500	48,795
HKT Trust & HKT, Ltd.(1)	50,000	70,688
Hong Kong & China Gas Co., Ltd.(1)	143,627	271,825

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong Exchanges and Clearing, Ltd.(1)	21,500	$567,158
Hysan Development Co., Ltd.(1)	12,000	56,370
Link REIT(1)	42,000	309,898
MTR Corp., Ltd.(1)	26,500	146,680
New World Development Co., Ltd.(1)	105,000	137,493
PCCW, Ltd.(1)	77,000	47,330
Power Assets Holdings, Ltd.(1)	26,000	254,669
Sino Land Co., Ltd.(1)	56,000	99,899
SJM Holdings, Ltd.(1)	41,000	30,325
Sun Hung Kai Properties, Ltd.(1)	27,000	411,489
Swire Pacific, Ltd., Class A(1)	10,500	113,647
Swire Properties, Ltd.(1)	22,600	66,506
Techtronic Industries Co., Ltd.(1)	27,000	105,885
Wharf Holdings, Ltd.(1)	26,000	190,508
Wheelock & Co., Ltd.(1)	15,000	89,106
		15,999,748
India — 0.2%
Infosys, Ltd. ADR	85,300	1,346,034
Ireland — 0.6%
Bank of Ireland†(1)	534,317	111,321
CRH PLC(1)	15,499	518,232
DCC PLC(1)	21,825	1,989,766
James Hardie Industries PLC CDI(1)	8,719	136,763
Kerry Group PLC, Class A(1)	2,976	247,953
Paddy Power Betfair PLC(1)	1,490	168,551
Permanent TSB Group Holdings PLC†(1)	622,556	1,437,160
		4,609,746
Isle of Man — 0.2%
Genting Singapore PLC(1)	118,000	65,494
GVC Holdings PLC(1)	134,437	1,292,938
		1,358,432
Israel — 0.2%
Azrieli Group, Ltd.(1)	723	31,729
Bank Hapoalim BM(1)	20,271	114,938
Bank Leumi Le-Israel BM†(1)	25,440	96,680
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	37,819	71,286
Check Point Software Technologies, Ltd.†	2,459	190,843
Israel Chemicals, Ltd.(1)	8,676	33,762
Mizrahi Tefahot Bank, Ltd.(1)	2,541	32,305
NICE, Ltd.(1)	1,087	72,688
Taro Pharmaceutical Industries, Ltd.†	283	31,274
Teva Pharmaceutical Industries, Ltd.(1)	17,380	807,194
		1,482,699
Italy — 1.2%
Assicurazioni Generali SpA(1)	21,961	268,000
Atlantia SpA(1)	7,745	196,647
Banca Popolare di Milano Scarl(1)	1,857,632	746,352
Enel SpA(1)	143,255	638,919
Eni SpA(1)	47,862	689,726
Security Description	Shares	Value (Note 2)
Italy (continued)
EXOR SpA(1)	1,918	$77,736
Intesa Sanpaolo SpA(1)	1,252,929	2,781,526
Intesa Sanpaolo SpA RSP(1)	18,008	37,722
Leonardo-Finmeccanica SpA†(1)	7,839	88,922
Luxottica Group SpA(1)	3,263	155,909
Mediobanca SpA(1)	10,714	69,774
Moncler SpA(1)	56,425	962,753
Poste Italiane SpA*(1)	9,762	66,967
Prysmian SpA(1)	3,966	103,923
Rizzoli Corriere Della Sera Mediagroup SpA†(1)	1,183	1,245
Saipem SpA†(1)	114,342	48,401
Snam SpA(1)	45,879	254,180
Telecom Italia SpA†(1)	190,417	157,561
Telecom Italia SpA RSP(1)	1,211,046	821,957
Terna Rete Elettrica Nazionale SpA(1)	28,719	148,079
UniCredit SpA(1)	95,270	222,041
Unione di Banche Italiane SpA(1)	16,605	38,283
UnipolSai SpA(1)	17,730	28,849
		8,605,472
Japan — 21.4%
ABC-Mart, Inc.(1)	700	47,574
Acom Co., Ltd.†(1)	8,000	37,683
Aeon Co., Ltd.(1)	12,500	184,417
AEON Financial Service Co., Ltd.(1)	2,100	36,589
Aeon Mall Co., Ltd.(1)	2,100	33,160
Air Water, Inc.(1)	3,000	56,614
Aisin Seiki Co., Ltd.(1)	18,100	828,807
Ajinomoto Co., Inc.(1)	12,000	267,307
Alfresa Holdings Corp.(1)	3,400	71,919
Alps Electric Co., Ltd.(1)	3,225	77,545
Amada Holdings Co., Ltd.(1)	6,000	62,325
ANA Holdings, Inc.(1)	21,000	57,083
Aozora Bank, Ltd.(1)	21,000	72,335
Asahi Glass Co., Ltd.(1)	18,000	116,541
Asahi Group Holdings, Ltd.(1)	7,400	269,329
Asahi Kasei Corp.(1)	202,000	1,609,543
Asics Corp.(1)	3,000	60,319
Astellas Pharma, Inc.(1)	241,600	3,773,047
Bandai Namco Holdings, Inc.(1)	3,500	107,041
Bank of Kyoto, Ltd.(1)	6,000	43,995
Benesse Holdings, Inc.(1)	1,200	30,629
Bridgestone Corp.(1)	12,300	453,655
Brother Industries, Ltd.(1)	4,800	84,546
Calbee, Inc.(1)	1,400	52,942
Canon, Inc.(1)	20,200	585,474
Casio Computer Co., Ltd.(1)	4,400	61,715
Central Japan Railway Co.(1)	13,300	2,275,450
Chiba Bank, Ltd.(1)	14,000	79,560
Chubu Electric Power Co., Inc.(1)	12,400	180,540
Chugai Pharmaceutical Co., Ltd.(1)	4,300	155,267
Chugoku Bank, Ltd.(1)	3,000	36,609
Chugoku Electric Power Co., Inc.(1)	5,700	71,644
Concordia Financial Group, Ltd.(1)	21,000	91,796
Credit Saison Co., Ltd.(1)	58,200	965,355

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
CyberAgent, Inc.(1)	32,600	$967,303
CYBERDYNE, Inc.†(1)	1,885	29,522
Dai Nippon Printing Co., Ltd.(1)	12,000	117,597
Dai-ichi Life Insurance Co., Ltd.(1)	20,400	279,996
Daicel Corp.(1)	5,600	70,993
Daiichi Sankyo Co., Ltd.(1)	11,300	270,708
Daikin Industries, Ltd.(1)	4,600	428,565
Daito Trust Construction Co., Ltd.(1)	1,500	239,721
Daiwa House Industry Co., Ltd.(1)	10,700	293,063
Daiwa Securities Group, Inc.(1)	31,000	174,570
Denso Corp.(1)	9,100	363,291
Dentsu, Inc.(1)	4,100	207,508
Don Quijote Holdings Co., Ltd.(1)	2,300	84,297
East Japan Railway Co.(1)	6,300	567,992
Eisai Co., Ltd.(1)	4,800	300,004
Electric Power Development Co., Ltd.(1)	2,700	64,851
FamilyMart UNY Holdings Co., Ltd.(1)	1,200	79,609
FANUC Corp.(1)	18,000	3,046,443
Fast Retailing Co., Ltd.(1)	1,000	322,001
Fuji Electric Co., Ltd.(1)	11,000	50,398
Fuji Heavy Industries, Ltd.(1)	11,100	416,853
FUJIFILM Holdings Corp.(1)	8,300	307,179
Fujitsu, Ltd.(1)	35,000	188,947
Fukuoka Financial Group, Inc.(1)	14,000	58,153
GungHo Online Entertainment, Inc.(1)	7,700	18,871
Hachijuni Bank, Ltd.(1)	7,000	36,503
Hakuhodo DY Holdings, Inc.(1)	4,000	46,708
Hamamatsu Photonics KK(1)	24,500	752,696
Hankyu Hanshin Holdings, Inc.(1)	4,600	158,155
Hikari Tsushin, Inc.(1)	500	46,350
Hino Motors, Ltd.(1)	4,900	52,459
Hirose Electric Co., Ltd.(1)	600	78,863
Hiroshima Bank, Ltd.(1)	10,000	41,497
Hisamitsu Pharmaceutical Co., Inc.(1)	1,200	64,770
Hitachi Chemical Co., Ltd.(1)	1,900	43,548
Hitachi Construction Machinery Co., Ltd.(1)	2,300	45,839
Hitachi High-Technologies Corp.(1)	1,000	39,860
Hitachi Metals, Ltd.(1)	4,100	50,108
Hitachi, Ltd.(1)	91,000	425,619
Hokuriku Electric Power Co.(1)	3,100	37,781
Honda Motor Co., Ltd.(1)	112,700	3,244,640
Hoshizaki Corp.(1)	900	82,204
Hoya Corp.(1)	7,600	305,210
Hulic Co., Ltd.(1)	5,600	57,153
Idemitsu Kosan Co., Ltd.(1)	1,600	32,964
IHI Corp.(1)	26,000	75,509
Iida Group Holdings Co., Ltd.(1)	3,000	60,305
Inpex Corp.(1)	18,300	165,914
Invincible Investment Corp.(1)	3,974	2,223,618
Isetan Mitsukoshi Holdings, Ltd.(1)	6,400	62,989
Isuzu Motors, Ltd.(1)	11,300	132,885
ITOCHU Corp.(1)	28,100	352,008
Security Description	Shares	Value (Note 2)
Japan (continued)
Iyo Bank, Ltd.(1)	4,600	$27,833
J. Front Retailing Co., Ltd.(1)	4,200	55,032
Japan Airlines Co., Ltd.(1)	2,300	67,710
Japan Airport Terminal Co., Ltd.(1)	700	26,612
Japan Exchange Group, Inc.(1)	10,000	156,476
Japan Post Bank Co., Ltd.(1)	7,800	92,639
Japan Post Holdings Co., Ltd.(1)	8,700	109,317
Japan Prime Realty Investment Corp.(1)	15	67,700
Japan Real Estate Investment Corp.(1)	24	143,384
Japan Retail Fund Investment Corp.(1)	46	113,628
Japan Tobacco, Inc.(1)	20,600	841,614
JFE Holdings, Inc.(1)	9,500	138,516
JGC Corp.(1)	3,000	52,137
Joyo Bank, Ltd.(5)	12,000	51,477
JSR Corp.(1)	3,400	53,432
JTEKT Corp.(1)	3,900	58,619
JX Holdings, Inc.(1)	39,900	161,067
Kajima Corp.(1)	17,000	118,822
Kakaku.com, Inc.(1)	39,600	715,032
Kamigumi Co., Ltd.(1)	5,000	43,566
Kaneka Corp.(1)	6,000	47,520
Kansai Electric Power Co., Inc.†(1)	13,600	123,534
Kansai Paint Co., Ltd.(1)	4,000	87,621
Kao Corp.(1)	9,400	529,464
Kawasaki Heavy Industries, Ltd.(1)	27,000	83,626
KDDI Corp.(1)	35,500	1,092,426
Keihan Holdings Co., Ltd.(1)	10,000	69,901
Keikyu Corp.(1)	8,000	83,392
Keio Corp.(1)	10,000	87,332
Keisei Electric Railway Co., Ltd.(1)	3,000	74,869
Kenedix Retail REIT Corp(1)	1,580	3,753,468
Keyence Corp.(1)	8,100	5,895,320
Kikkoman Corp.(1)	2,000	63,872
Kintetsu Group Holdings Co., Ltd.(1)	34,000	142,523
Kirin Holdings Co., Ltd.(1)	97,900	1,620,855
Kobe Steel, Ltd.†(1)	5,900	53,401
Koito Manufacturing Co., Ltd.(1)	11,300	550,126
Komatsu, Ltd.(1)	17,600	403,287
Konami Holdings Corp.(1)	1,800	69,699
Konica Minolta, Inc.(1)	8,700	73,805
Kose Corp.(1)	740	75,840
Kubota Corp.(1)	19,000	287,213
Kuraray Co., Ltd.(1)	6,500	96,480
Kurita Water Industries, Ltd.(1)	1,800	42,800
Kyocera Corp.(1)	6,100	292,646
Kyowa Hakko Kirin Co., Ltd.(1)	4,000	62,984
Kyushu Electric Power Co., Inc.(1)	8,200	76,270
Kyushu Financial Group, Inc.(1)	6,600	45,043
Lawson, Inc.(1)	1,300	102,432
LIXIL Group Corp.(1)	5,000	107,256
M3, Inc.(1)	3,700	126,007
Mabuchi Motor Co., Ltd.(1)	800	44,324
Makita Corp.(1)	2,100	149,343
Marubeni Corp.(1)	31,000	158,925
Marui Group Co., Ltd.(1)	3,900	51,499
Maruichi Steel Tube, Ltd.(1)	1,000	34,545

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Mazda Motor Corp.(1)	10,700	$164,397
McDonald's Holdings Co. Japan, Ltd.(1)	1,200	35,362
Medipal Holdings Corp.(1)	3,100	53,623
MEIJI Holdings Co., Ltd.(1)	2,100	207,748
Minebea Co., Ltd.(1)	6,000	56,816
Miraca Holdings, Inc.(1)	23,000	1,146,829
Mitsubishi Chemical Holdings Corp.(1)	26,100	164,087
Mitsubishi Corp.(1)	97,200	2,209,449
Mitsubishi Electric Corp.(1)	293,000	3,751,133
Mitsubishi Estate Co., Ltd.(1)	24,000	449,935
Mitsubishi Gas Chemical Co., Inc.(1)	3,000	42,900
Mitsubishi Heavy Industries, Ltd.(1)	60,000	250,868
Mitsubishi Logistics Corp.(1)	2,000	28,840
Mitsubishi Materials Corp.(1)	2,000	54,662
Mitsubishi Motors Corp.(1)	12,400	57,775
Mitsubishi Tanabe Pharma Corp.(1)	4,300	91,908
Mitsubishi UFJ Financial Group, Inc.(1)	1,036,700	5,227,691
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	202,500	929,136
Mitsui & Co., Ltd.(1)	32,100	444,006
Mitsui Chemicals, Inc.(1)	17,000	81,021
Mitsui Fudosan Co., Ltd.(1)	52,000	1,107,221
Mitsui OSK Lines, Ltd.(1)	20,000	46,543
Mixi, Inc.(1)	700	25,234
Mizuho Financial Group, Inc.(1)	445,200	743,837
MS&AD Insurance Group Holdings, Inc.(1)	9,600	267,808
Murata Manufacturing Co., Ltd.(1)	3,600	469,562
Nabtesco Corp.(1)	2,100	59,451
Nagoya Railroad Co., Ltd.(1)	16,000	86,950
NEC Corp.(1)	49,000	126,592
Nexon Co., Ltd.(1)	3,200	50,002
NGK Insulators, Ltd.(1)	5,000	103,534
NGK Spark Plug Co., Ltd.(1)	184,112	3,243,673
NH Foods, Ltd.(1)	4,000	96,493
NHK Spring Co., Ltd.(1)	3,800	36,799
Nidec Corp.(1)	4,400	404,805
Nikon Corp.(1)	6,500	97,073
Nintendo Co., Ltd.(1)	6,300	1,667,019
Nippon Building Fund, Inc.(1)	26	164,542
Nippon Electric Glass Co., Ltd.(1)	8,000	41,422
Nippon Express Co., Ltd.(1)	15,000	70,092
Nippon Paint Holdings Co., Ltd.(1)	3,000	100,649
Nippon Prologis REIT, Inc.(1)	28	70,826
Nippon Steel & Sumitomo Metal Corp.(1)	15,100	310,062
Nippon Telegraph & Telephone Corp.(1)	308,000	14,066,479
Nippon Yusen KK(1)	196,000	366,995
Nissan Motor Co., Ltd.(1)	47,200	462,210
Nisshin Seifun Group, Inc.(1)	3,900	59,342
Nissin Foods Holdings Co., Ltd.(1)	1,200	72,778
Nitori Holdings Co., Ltd.(1)	1,500	179,470
Security Description	Shares	Value (Note 2)
Japan (continued)
Nitto Denko Corp.(1)	3,100	$201,197
NOK Corp.(1)	1,800	39,433
Nomura Holdings, Inc.(1)	68,900	308,348
Nomura Real Estate Holdings, Inc.(1)	2,600	43,869
Nomura Real Estate Master Fund, Inc.(1)	67	111,938
Nomura Research Institute, Ltd.(1)	2,400	82,817
NSK, Ltd.(1)	9,000	92,358
NTT Data Corp.(1)	2,400	119,953
NTT DOCOMO, Inc.(1)	27,000	684,566
NTT Urban Development Corp.(1)	2,400	23,168
Obayashi Corp.(1)	12,000	118,947
OBIC Co., Ltd.(1)	1,300	69,162
Odakyu Electric Railway Co., Ltd.(1)	6,000	133,487
Oji Holdings Corp.(1)	15,000	59,354
Olympus Corp.(1)	5,400	188,384
Omron Corp.(1)	36,100	1,297,161
Ono Pharmaceutical Co., Ltd.(1)	7,700	213,787
Oracle Corp. Japan(1)	800	45,161
Oriental Land Co., Ltd.(1)	4,000	243,351
ORIX Corp.(1)	25,100	370,361
Osaka Gas Co., Ltd.(1)	35,000	146,797
Otsuka Corp.(1)	65,900	3,127,954
Otsuka Holdings Co., Ltd.(1)	7,300	332,977
Panasonic Corp.(1)	176,400	1,765,015
Park24 Co., Ltd.(1)	1,700	55,239
Pola Orbis Holdings, Inc.(1)	10,736	961,791
Rakuten, Inc.(1)	18,000	234,146
Recruit Holdings Co., Ltd.(1)	27,200	1,106,519
Resona Holdings, Inc.(1)	42,800	179,996
Ricoh Co., Ltd.(1)	12,600	113,867
Rinnai Corp.(1)	600	55,725
Rohm Co., Ltd.(1)	1,800	94,882
Ryohin Keikaku Co., Ltd.(1)	420	84,607
Sankyo Co., Ltd.(1)	800	27,314
Santen Pharmaceutical Co., Ltd.(1)	7,100	104,705
Sawai Pharmaceutical Co., Ltd.(1)	38,200	2,710,792
SBI Holdings, Inc.(1)	4,200	50,095
Secom Co., Ltd.(1)	3,900	291,045
Sega Sammy Holdings, Inc.(1)	3,600	51,268
Seibu Holdings, Inc.(1)	301,988	4,982,390
Seiko Epson Corp.(1)	5,400	104,082
Sekisui Chemical Co., Ltd.(1)	7,800	112,106
Sekisui House, Ltd.(1)	11,500	195,764
Seven & i Holdings Co., Ltd.(1)	57,600	2,722,166
Seven Bank, Ltd.(1)	11,500	36,811
Shikoku Electric Power Co., Inc.†(1)	3,400	33,586
Shimadzu Corp.(1)	4,000	60,857
Shimamura Co., Ltd.(1)	400	48,502
Shimano, Inc.(1)	1,300	192,711
Shimizu Corp.(1)	10,000	89,225
Shin-Etsu Chemical Co., Ltd.(1)	7,300	509,661
Shinsei Bank, Ltd.(1)	35,000	52,915
Shionogi & Co., Ltd.(1)	5,600	286,239
Shiseido Co., Ltd.(1)	6,900	182,469
Shizuoka Bank, Ltd.(1)	10,000	80,072
Showa Shell Sekiyu KK(1)	3,600	33,405

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
SMC Corp.(1)	4,100	$1,182,729
SoftBank Group Corp.(1)	36,200	2,345,104
Sohgo Security Services Co., Ltd.(1)	1,300	69,819
Sompo Japan Nipponkoa Holdings, Inc.(1)	6,600	195,294
Sony Corp.(1)	162,300	5,303,044
Sony Financial Holdings, Inc.(1)	3,200	44,060
Stanley Electric Co., Ltd.(1)	2,700	72,624
Start Today Co., Ltd.(1)	3,330	57,033
Sumitomo Chemical Co., Ltd.(1)	28,000	124,504
Sumitomo Corp.(1)	203,700	2,274,589
Sumitomo Dainippon Pharma Co., Ltd.(1)	3,000	57,998
Sumitomo Electric Industries, Ltd.(1)	14,100	199,410
Sumitomo Heavy Industries, Ltd.(1)	9,000	44,346
Sumitomo Metal Mining Co., Ltd.(1)	9,000	124,424
Sumitomo Mitsui Financial Group, Inc.(1)	25,200	849,314
Sumitomo Mitsui Trust Holdings, Inc.(1)	60,100	1,950,427
Sumitomo Realty & Development Co., Ltd.(1)	6,000	155,446
Sumitomo Rubber Industries, Ltd.(1)	61,300	927,051
Sundrug Co., Ltd.(1)	698	58,360
Suntory Beverage & Food, Ltd.(1)	2,600	112,806
Suruga Bank, Ltd.(1)	3,000	71,940
Suzuken Co., Ltd.(1)	1,400	46,207
Suzuki Motor Corp.(1)	51,500	1,724,056
Sysmex Corp.(1)	2,900	214,851
T&D Holdings, Inc.(1)	11,100	125,147
Taiheiyo Cement Corp.(1)	21,000	60,553
Taisei Corp.(1)	19,000	142,243
Taisho Pharmaceutical Holdings Co., Ltd.(1)	600	61,467
Taiyo Nippon Sanso Corp.(1)	16,100	167,860
Takashimaya Co., Ltd.(1)	5,000	41,028
Takeda Pharmaceutical Co., Ltd.(1)	41,400	1,981,645
TDK Corp.(1)	2,300	153,849
Teijin, Ltd.(1)	3,400	65,947
Terumo Corp.(1)	6,400	245,337
THK Co., Ltd.(1)	66,900	1,317,837
Tobu Railway Co., Ltd.(1)	18,000	91,604
Toho Co., Ltd.(1)	2,000	66,378
Toho Gas Co., Ltd.(1)	7,000	65,525
Tohoku Electric Power Co., Inc.(1)	8,600	112,159
Tokio Marine Holdings, Inc.(1)	72,900	2,793,627
Tokyo Electric Power Co. Holdings, Inc.†(1)	28,400	122,827
Tokyo Electron, Ltd.(1)	19,500	1,720,797
Tokyo Gas Co., Ltd.(1)	38,000	169,075
Tokyo Tatemono Co., Ltd.(1)	3,500	42,041
Tokyu Corp.(1)	20,000	152,465
Tokyu Fudosan Holdings Corp.(1)	9,300	50,538
TonenGeneral Sekiyu KK(1)	7,000	70,893
Toppan Printing Co., Ltd.(1)	9,000	81,205
Security Description	Shares	Value (Note 2)
Japan (continued)
Toray Industries, Inc.(1)	27,000	$262,693
Toshiba Corp.†(1)	77,000	257,272
Tosoh Corp.(1)	54,000	332,986
TOTO, Ltd.(1)	2,700	101,753
Toyo Seikan Group Holdings, Ltd.(1)	3,000	52,856
Toyo Suisan Kaisha, Ltd.(1)	1,600	67,792
Toyoda Gosei Co., Ltd.(1)	1,200	27,928
Toyota Industries Corp.(1)	3,000	139,200
Toyota Motor Corp.(1)	91,100	5,283,229
Toyota Tsusho Corp.(1)	4,100	95,100
Trend Micro, Inc.(1)	2,200	76,641
Tsuruha Holdings, Inc.(1)	687	79,499
Unicharm Corp.(1)	7,500	194,277
United Urban Investment Corp.(1)	48	87,414
USS Co., Ltd.(1)	4,100	69,307
West Japan Railway Co.(1)	3,000	185,713
Yahoo Japan Corp.(1)	408,100	1,624,879
Yakult Honsha Co., Ltd.(1)	1,600	72,065
Yamada Denki Co., Ltd.(1)	12,900	63,982
Yamaguchi Financial Group, Inc.(1)	3,000	31,968
Yamaha Corp.(1)	3,100	99,997
Yamaha Motor Co., Ltd.(1)	5,200	105,260
Yamato Holdings Co., Ltd.(1)	6,600	153,615
Yamazaki Baking Co., Ltd.(1)	2,000	48,961
Yaskawa Electric Corp.(1)	4,600	68,740
Yokogawa Electric Corp.(1)	4,000	53,227
Yokohama Rubber Co., Ltd.(1)	2,000	31,971
		153,843,160
Jersey — 2.2%
Experian PLC(1)	18,016	360,965
Glencore PLC†(1)	232,791	638,195
Kennedy Wilson Europe Real Estate PLC(1)	298,075	3,883,924
Petrofac, Ltd.(1)	5,028	58,099
Randgold Resources, Ltd.(1)	1,706	171,533
Shire PLC(1)	46,578	3,010,561
Shire PLC ADR	8,500	1,647,810
Wolseley PLC(1)	4,786	269,774
WPP PLC(1)	238,065	5,603,269
		15,644,130
Luxembourg — 0.8%
ArcelorMittal†(1)	34,534	210,891
Millicom International Cellular SA SDR(1)	1,275	66,096
RTL Group SA(1)	730	60,580
Samsonite International SA(1)	1,497,500	4,784,891
SES SA FDR(1)	6,803	166,866
Tenaris SA(1)	9,185	130,502
		5,419,826
Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	135,000	35,365
Mexico — 0.1%
America Movil SAB de CV, Series L ADR	51,400	588,016

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands — 3.1%
ABN AMRO Group NV CVA*(1)	4,404	$91,128
Aegon NV(1)	35,142	134,655
AerCap Holdings NV†	3,199	123,130
Airbus Group SE(1)	11,067	669,429
Akzo Nobel NV(1)	4,653	314,875
Altice NV, Class A†(1)	7,008	125,723
Altice NV, Class B†(1)	1,687	30,378
ASML Holding NV(1)	19,296	2,115,982
ASML Holding NV New York	16,846	1,845,985
Boskalis Westminster NV(1)	1,668	59,361
CNH Industrial NV(1)	17,898	128,112
Ferrari NV(1)	2,305	119,735
Fiat Chrysler Automobiles NV(1)	17,474	110,943
Gemalto NV(1)	1,534	98,361
Heineken Holding NV(1)	1,970	157,934
Heineken NV(1)	4,342	381,892
ING Groep NV(1)	726,079	8,950,424
Koninklijke Ahold Delhaize NV(1)	24,445	556,839
Koninklijke DSM NV(1)	3,327	224,702
Koninklijke KPN NV(1)	64,341	213,580
Koninklijke Philips NV(1)	89,291	2,643,585
Koninklijke Vopak NV(1)	1,364	71,594
Mobileye NV†	3,302	140,566
NN Group NV(1)	5,908	181,332
NXP Semiconductors NV†	5,528	563,911
OCI NV†(1)	1,630	24,032
QIAGEN NV†(1)	4,193	115,440
Randstad Holding NV(1)	2,238	101,945
RELX NV(1)	18,930	339,928
STMicroelectronics NV(1)	12,402	101,228
Unilever NV CVA(1)	30,673	1,414,957
Wolters Kluwer NV(1)	5,690	243,498
		22,395,184
New Zealand — 0.1%
Auckland International Airport, Ltd.(1)	17,770	95,132
Contact Energy, Ltd.(1)	13,797	50,722
Fletcher Building, Ltd.(1)	13,369	104,617
Mercury NZ, Ltd.(1)	13,436	29,751
Meridian Energy, Ltd.(1)	24,555	46,450
Ryman Healthcare, Ltd.(1)	7,481	52,487
Spark New Zealand, Ltd.(1)	36,182	95,145
		474,304
Norway — 0.9%
DNB ASA(1)	224,546	2,950,038
Gjensidige Forsikring ASA(1)	3,836	71,687
Marine Harvest ASA(1)	7,218	129,195
Norsk Hydro ASA(1)	26,193	113,001
Orkla ASA(1)	15,906	164,333
Schibsted ASA, Class A(1)	1,446	42,548
Schibsted ASA, Class B(1)	1,689	45,323
Statoil ASA(1)	95,830	1,607,680
Storebrand ASA†(1)	224,973	1,115,850
Telenor ASA(1)	14,068	241,902
Yara International ASA(1)	3,496	116,404
		6,597,961
Security Description	Shares	Value (Note 2)
Papua New Guinea — 0.0%
Oil Search, Ltd.(1)	26,044	$142,509
Portugal — 0.0%
Banco Espirito Santo SA†(2)	59,101	3,983
EDP - Energias de Portugal SA(1)	45,029	151,194
Galp Energia SGPS SA(1)	8,703	118,982
Jeronimo Martins SGPS SA(1)	4,878	84,579
		358,738
Singapore — 1.3%
Ascendas Real Estate Investment Trust(1)	39,000	72,351
Broadcom, Ltd.	11,900	2,052,988
CapitaLand Commercial Trust, Ltd.(1)	40,000	46,843
CapitaLand Mall Trust(1)	46,000	73,461
CapitaLand, Ltd.(1)	49,000	115,742
City Developments, Ltd.(1)	7,000	46,855
ComfortDelGro Corp., Ltd.(1)	38,000	78,712
DBS Group Holdings, Ltd.(1)	191,600	2,175,063
Global Logistic Properties, Ltd.(1)	50,000	68,914
Hutchison Port Holdings Trust(1)	108,000	48,446
Jardine Cycle & Carriage, Ltd.(1)	2,000	63,244
Keppel Corp., Ltd.(1)	28,500	114,031
Oversea-Chinese Banking Corp., Ltd.(1)	57,000	363,900
Sembcorp Industries, Ltd.(1)	134,900	258,359
Sembcorp Marine, Ltd.(1)	16,000	15,470
Singapore Airlines, Ltd.(1)	9,900	76,573
Singapore Exchange, Ltd.(1)	16,000	87,328
Singapore Press Holdings, Ltd.(1)	28,000	78,623
Singapore Technologies Engineering, Ltd.(1)	28,000	66,690
Singapore Telecommunications, Ltd.(1)	150,600	440,815
StarHub, Ltd.(1)	10,000	25,292
Suntec Real Estate Investment Trust(1)	47,000	59,428
United Overseas Bank, Ltd.(1)	101,800	1,414,025
UOL Group, Ltd.(1)	9,000	37,197
Wilmar International, Ltd.(1)	511,100	1,210,341
Yangzijiang Shipbuilding Holdings, Ltd.(1)	39,000	21,589
		9,112,280
South Korea — 0.5%
KT Corp.(1)	36,760	1,064,947
NAVER Corp.(1)	861	691,169
Samsung Electronics Co., Ltd.(1)	1,115	1,625,053
		3,381,169
Spain — 1.7%
Abertis Infraestructuras SA(1)	9,798	152,551
ACS Actividades de Construccion y Servicios SA(1)	3,420	103,361
Aena SA*(1)	1,307	192,777
Amadeus IT Group SA(1)	8,339	416,616
Banco Bilbao Vizcaya Argentaria SA(1)	121,181	732,644
Banco de Sabadell SA(1)	99,880	127,908
Banco Popular Espanol SA(1)	62,504	77,181
Banco Santander SA(1)	271,516	1,200,640

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain (continued)
Bankia SA(1)	89,522	$73,412
Bankinter SA(1)	13,057	92,875
CaixaBank SA(1)	50,446	127,447
Distribuidora Internacional de Alimentacion SA(1)	11,994	74,252
Enagas SA(1)	4,207	126,426
Endesa SA(1)	6,081	130,337
Ferrovial SA(1)	9,042	192,356
Gas Natural SDG SA(1)	6,781	139,361
Grifols SA(1)	5,808	125,138
Iberdrola SA(1)	102,593	696,952
Industria de Diseno Textil SA(1)	117,288	4,347,928
International Consolidated Airlines Group SA(1)	15,906	82,500
Mapfre SA(1)	18,071	50,547
Red Electrica Corp. SA(1)	8,376	180,551
Repsol SA(1)	20,301	275,515
Telefonica SA(1)	216,574	2,191,568
Zardoya Otis SA(1)	3,294	31,675
		11,942,518
Sweden — 2.4%
Alfa Laval AB(1)	5,512	86,346
ASSA ABLOY AB, Class B(1)	18,783	381,384
Atlas Copco AB, Class A(1)	12,631	380,033
Atlas Copco AB, Class B(1)	7,576	206,851
Boliden AB(1)	5,308	124,644
Electrolux AB, Series B(1)	4,694	117,628
Elekta AB, Series B(1)	67,856	656,903
Getinge AB, Class B(1)	3,904	75,641
Hennes & Mauritz AB, Class B(1)	18,035	508,436
Hexagon AB, Class B(1)	82,241	3,588,697
Husqvarna AB, Class B(1)	7,943	69,257
ICA Gruppen AB(1)	1,502	49,577
Industrivarden AB, Class C(1)	3,192	59,012
Investor AB, Class B(1)	8,582	313,603
Kinnevik AB, Class B(1)	4,577	116,656
Lundin Petroleum AB†(1)	3,516	64,263
Nordea Bank AB(1)	243,425	2,414,475
Sandvik AB(1)	20,732	227,844
Securitas AB, Class B(1)	6,016	100,782
Skandinaviska Enskilda Banken AB, Class A(1)	28,413	285,292
Skanska AB, Class B(1)	6,394	149,189
SKF AB, Class B(1)	7,651	131,988
Svenska Cellulosa AB SCA, Class B(1)	11,464	340,318
Svenska Handelsbanken AB, Class A(1)	201,858	2,772,085
Swedbank AB, Class A(1)	75,813	1,780,348
Swedish Match AB(1)	3,648	133,804
Tele2 AB, Class B(1)	6,095	52,573
Telefonaktiebolaget LM Ericsson, Class B(1)	185,281	1,337,176
Telia Co AB(1)	49,159	220,045
Volvo AB, Class B(1)	28,973	330,427
		17,075,277
Security Description	Shares	Value (Note 2)
Switzerland — 8.5%
ABB, Ltd.(1)	449,695	$10,097,227
Actelion, Ltd.(1)	13,640	2,361,455
Adecco Group AG(1)	3,147	177,220
Aryzta AG(1)	1,694	75,171
Baloise Holding AG(1)	925	111,876
Barry Callebaut AG(1)	43	57,135
Chocoladefabriken Lindt & Spruengli AG(1)	2	136,500
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)(1)	18	104,035
Cie Financiere Richemont SA(1)	60,095	3,659,047
Coca-Cola HBC AG(1)	3,412	79,183
Credit Suisse Group AG(1)	79,900	1,045,321
Dufry AG†(1)	863	107,943
EMS-Chemie Holding AG(1)	160	85,856
Galenica AG(1)	74	78,464
GAM Holding AG(1)	66,224	631,213
Geberit AG(1)	10,423	4,561,627
Givaudan SA(1)	173	351,841
Julius Baer Group, Ltd.(1)	4,189	170,019
Kuehne & Nagel International AG(1)	1,047	151,799
LafargeHolcim, Ltd.(1)	8,539	460,931
Lonza Group AG(1)	1,027	195,973
Nestle SA(1)	145,029	11,427,361
Novartis AG(1)	101,746	8,001,435
Pargesa Holding SA(1)	602	41,205
Partners Group Holding AG(1)	326	164,222
Roche Holding AG(1)	30,523	7,561,649
Schindler Holding AG(Participation Certificate)(SIX)(1)	855	160,179
Schindler Holding AG(AQXE)(1)	384	72,679
SGS SA(1)	1,751	3,920,012
Sika AG(1)	40	194,408
Sonova Holding AG(1)	4,129	584,393
Swatch Group AG(TRQX)(1)	978	54,318
Swatch Group AG (XEGT)(1)	580	163,891
Swiss Life Holding AG(1)	621	160,486
Swiss Prime Site AG(1)	1,226	107,520
Swiss Re AG(1)	6,271	565,778
Swisscom AG(1)	498	236,419
Syngenta AG(1)	1,745	763,036
UBS Group AG(1)	99,931	1,356,929
Zurich Insurance Group AG(1)	2,827	727,483
		60,963,239
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,016,000	5,958,592
United Arab Emirates — 0.0%
Orascom Construction, Ltd.†(1)	742	4,290
United Kingdom — 18.0%
3i Group PLC(1)	18,973	159,702
Aberdeen Asset Management PLC(1)	17,950	75,767
Admiral Group PLC(1)	3,804	101,027
Aggreko PLC(1)	5,006	61,875
Anglo American PLC†(1)	26,387	331,226
Antofagasta PLC(1)	85,883	581,916

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Ashtead Group PLC(1)	9,762	$160,820
Associated British Foods PLC(1)	93,657	3,156,230
AstraZeneca PLC(1)	23,776	1,540,212
Auto Trader Group PLC*(1)	495,908	2,606,436
Aviva PLC(1)	399,538	2,286,232
Babcock International Group PLC(1)	4,789	64,251
BAE Systems PLC(1)	59,568	404,146
Barclays PLC(1)	316,182	689,400
Barclays PLC ADR	60,200	523,138
Barratt Developments PLC(1)	19,118	122,755
Berkeley Group Holdings PLC(1)	2,444	81,857
BHP Billiton PLC(1)	120,537	1,811,656
BP PLC(1)	348,304	2,028,573
British American Tobacco PLC(1)	80,754	5,164,410
British Land Co. PLC(1)	18,885	155,152
BT Group PLC(1)	159,228	802,840
Bunzl PLC(1)	6,446	190,729
Burberry Group PLC(1)	84,944	1,520,184
Capita PLC(1)	12,855	111,657
Carnival PLC(1)	3,567	174,111
Centrica PLC(1)	101,780	301,046
Close Brothers Group PLC(1)	15,537	275,639
Cobham PLC(1)	31,679	68,930
Compass Group PLC(1)	136,958	2,655,954
Croda International PLC(1)	2,560	115,718
Diageo PLC(1)	369,560	10,596,420
Direct Line Insurance Group PLC(1)	306,748	1,450,413
Dixons Carphone PLC(1)	18,998	90,869
easyJet PLC(1)	3,090	40,391
Fresnillo PLC(1)	4,342	102,164
G4S PLC(1)	30,240	89,287
GKN PLC(1)	349,764	1,453,719
GlaxoSmithKline PLC(1)	91,632	1,952,717
GlaxoSmithKline PLC ADR	28,200	1,216,266
Great Portland Estates PLC(1)	66,798	549,083
Hammerson PLC(1)	15,439	117,700
Hargreaves Lansdown PLC(1)	4,592	75,768
Hikma Pharmaceuticals PLC(1)	2,710	70,927
HSBC Holdings PLC(1)	370,001	2,777,985
ICAP PLC(1)	10,605	64,069
IMI PLC(1)	5,325	74,031
Imperial Brands PLC(1)	18,013	928,491
Indivior PLC(1)	628,129	2,497,655
Informa PLC(1)	51,410	474,947
Inmarsat PLC(1)	8,225	75,263
InterContinental Hotels Group PLC(1)	3,512	144,851
Intertek Group PLC(1)	3,157	142,934
Intu Properties PLC(1)	17,777	68,295
Investec PLC(1)	10,771	65,863
ITV PLC(1)	68,037	165,351
J Sainsbury PLC(1)	24,324	77,446
Johnson Matthey PLC(1)	3,611	154,349
Kingfisher PLC(1)	452,100	2,207,252
Land Securities Group PLC(1)	15,288	210,102
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Legal & General Group PLC(1)	113,015	$321,002
Liberty Global PLC, Class A†	91,639	3,132,221
Lloyds Banking Group PLC(1)	3,086,959	2,186,214
London Stock Exchange Group PLC(1)	6,025	218,660
Lonmin PLC†(1)	20	52
Marks & Spencer Group PLC(1)	191,924	825,393
Mediclinic International PLC(1)	6,907	83,043
Meggitt PLC(1)	211,975	1,239,292
Merlin Entertainments PLC*(1)	679,970	3,879,299
Mondi PLC(1)	7,072	148,674
National Grid PLC(1)	222,969	3,151,247
Next PLC(1)	2,700	167,413
Old Mutual PLC(1)	92,661	243,522
Pearson PLC(1)	15,879	155,110
Persimmon PLC(1)	74,872	1,764,719
Provident Financial PLC(1)	2,777	108,907
Prudential PLC(1)	286,397	5,083,109
Reckitt Benckiser Group PLC(1)	96,840	9,125,976
RELX PLC(1)	20,869	396,022
Rio Tinto PLC(1)	23,266	774,176
Rolls-Royce Holdings PLC(1)	170,089	1,587,517
Rolls-Royce Holdings PLC, Class C† (Preference Shares)	2,507,507	3,250
Royal Bank of Scotland Group PLC†(1)	66,099	153,494
Royal Dutch Shell PLC, Class A(TRQX)(1)	79,143	1,964,171
Royal Dutch Shell PLC, Class A(CHIX)(1)	178,561	4,467,354
Royal Dutch Shell PLC, Class B(1)	70,464	1,828,266
Royal Dutch Shell PLC, Class B ADR	53,600	2,831,688
Royal Mail PLC(1)	17,054	108,033
RSA Insurance Group PLC(1)	258,697	1,830,792
SABMiller PLC(1)	18,281	1,065,285
Sage Group PLC(1)	20,782	199,048
Schroders PLC(1)	2,447	85,508
Segro PLC(1)	14,257	83,992
Severn Trent PLC(1)	4,625	150,167
Sky PLC(1)	161,473	1,871,081
Smith & Nephew PLC(1)	16,887	272,419
Smiths Group PLC(1)	7,731	146,701
SSE PLC(1)	71,649	1,454,431
St James's Place PLC(1)	10,025	123,436
Standard Chartered PLC†(1)	172,432	1,404,236
Standard Life PLC(1)	38,010	169,428
Tate & Lyle PLC(1)	9,174	89,140
Taylor Wimpey PLC(1)	62,667	125,445
Tesco PLC†(1)	153,108	362,821
Travis Perkins PLC(1)	4,804	96,004
Unilever PLC(1)	130,640	6,193,250
United Utilities Group PLC(1)	13,189	171,627
Vodafone Group PLC(1)	1,892,885	5,427,612
Vodafone Group PLC ADR	106,600	3,107,390
Weir Group PLC(1)	4,145	91,127
Whitbread PLC(1)	3,526	178,923

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
William Hill PLC(1)	16,880	$66,556
WM Morrison Supermarkets PLC(1)	40,410	114,064
Worldpay Group PLC*(1)	575,855	2,210,819
		129,297,323
United States — 0.1%
Autoliv, Inc. SDR(1)	9,159	971,119
Ball Corp.	629	51,547
		1,022,666
Total Common Stocks (cost $702,751,279)		702,918,989
EXCHANGE-TRADED FUNDS — 0.0%
iShares MSCI EAFE ETF Index Fund (cost $216,546)	3,740	221,146
Total Long-Term Investment Securities (cost $702,967,825)		703,140,135
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27%(4)	901,880	901,880
T. Rowe Price Government Reserve Fund 0.32%(4)	1,044	1,044
Total Short-Term Investment Securities (cost $902,924)		902,924
REPURCHASE AGREEMENTS — 1.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 09/30/2016, to be repurchased 10/03/2016 in the amount $3,187,003 collateralized by $3,035,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2019 and having an approximate value of $3,252,194	$3,187,000	3,187,000
Security Description	Principal Amount	Value (Note 2)
State Street Bank and Trust Co. Joint Repurchase Agreement(6) .	$6,992,000	$6,992,000
Total Repurchase Agreements (cost $10,179,000)		10,179,000
TOTAL INVESTMENTS (cost $714,049,749)(7)	99.3%	714,222,059
Other assets less liabilities	0.7	4,721,005
NET ASSETS	100.0%	$718,943,064

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2016, the aggregate value of these securities was $10,315,752 representing 1.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at September 30, 2016. The aggregate value of these securities was $666,128,002 representing 92.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(3)  Illiquid security. At September 30, 2016 the aggregate value of these securities was $0 representing 0.0% of net assets.

(4)  The rate shown is the 7-day yield as of September 30, 2016.

(5)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).

(6)  See Note 2 for details of Joint Repurchase Agreements.

(7)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

AQXE — Equis Exchange

CDI — Chess Depositary Interest

CHIX — Chi X Europe Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext — Euro Stock Exchange

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
115	Long	E-Mini MSCI EAFE Index	December 2016	$9,580,266	$9,813,525	$233,259

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$37,208,376	**	$0	$37,208,376
Japan	—	153,843,160	#	—	153,843,160
Portugal	—	354,755	**	3,983	358,738
United Kingdom	10,810,703	118,486,620	##	—	129,297,323
Other Countries	25,921,574	356,289,818	**	—	382,211,392
Exchange-Traded Funds	221,146	—		—	221,146
Short-Term Investment Securities	902,924	—		—	902,924
Repurchase Agreements	—	10,179,000		—	10,179,000
Total Investments at Value	$37,856,347	$676,361,729		$3,983	$714,222,059
Other Financial Instruments:†
Futures Contracts	$233,259	$—		$—	$233,259

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

**  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Notes 2).

#  Amount includes $153,791,683 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board ( see Note 2).

##  Amount includes $118,483,370 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $649,854,391 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
United States Treasury Notes	29.9%
Federal National Mtg. Assoc.	12.4
Diversified Financial Services	11.5
United States Treasury Bonds	7.6
Diversified Banking Institutions	6.8
Federal Home Loan Mtg. Corp.	4.6
Government National Mtg. Assoc.	3.5
Repurchase Agreements	3.2
Banks-Commercial	2.1
Cable/Satellite TV	1.8
Oil Companies-Exploration & Production	1.6
Telephone-Integrated	1.6
Brewery	1.4
Pipelines	1.3
Sovereign	1.3
Electric-Integrated	1.3
Auto-Cars/Light Trucks	1.2
Medical-Drugs	1.0
Oil Companies-Integrated	0.9
Banks-Super Regional	0.8
Real Estate Investment Trusts	0.8
Medical-HMO	0.8
Medical-Generic Drugs	0.7
Retail-Drug Store	0.5
Computers	0.5
Municipal Bonds & Notes	0.5
Multimedia	0.5
Applications Software	0.4
Tobacco	0.4
Insurance-Multi-line	0.4
Retail-Building Products	0.3
Networking Products	0.3
Enterprise Software/Service	0.3
Aerospace/Defense	0.3
Insurance-Life/Health	0.2
Electric-Generation	0.2
Transport-Rail	0.2
Transport-Services	0.2
Oil Refining & Marketing	0.2
Medical Products	0.2
Trucking/Leasing	0.2
Finance-Consumer Loans	0.2
Finance-Credit Card	0.2
Food-Misc./Diversified	0.2
Retail-Auto Parts	0.2
Medical Instruments	0.2
Insurance-Mutual	0.2
Electronic Components-Semiconductors	0.2
Beverages-Wine/Spirits	0.2
Medical-Biomedical/Gene	0.2
Central Bank	0.2
Insurance Brokers	0.2
Insurance-Property/Casualty	0.2
Retail-Discount	0.2
Aerospace/Defense-Equipment	0.2
Food-Retail	0.1
Paper & Related Products	0.1
Containers-Paper/Plastic	0.1
Rental Auto/Equipment	0.1
Savings & Loans/Thrifts	0.1
Diagnostic Equipment	0.1%
Medical Labs & Testing Services	0.1
Real Estate Operations & Development	0.1
Data Processing/Management	0.1
Finance-Other Services	0.1
Television	0.1
Electronic Measurement Instruments	0.1
Independent Power Producers	0.1
Medical-Wholesale Drug Distribution	0.1
Diversified Manufacturing Operations	0.1
Medical-Hospitals	0.1
Federal Home Loan Bank	0.1
Beverages-Non-alcoholic	0.1
Food-Meat Products	0.1
Semiconductor Equipment	0.1
Retail-Restaurants	0.1
Commercial Services	0.1
Cellular Telecom	0.1
Computer Services	0.1
Banks-Fiduciary	0.1
Building Societies	0.1
Machinery-General Industrial	0.1
Distribution/Wholesale	0.1
Metal Processors & Fabrication	0.1
Commercial Services-Finance	0.1
Machinery-Farming	0.1
Food-Wholesale/Distribution	0.1
Insurance-Reinsurance	0.1
Professional Sports	0.1
Advertising Services	0.1
Investment Management/Advisor Services	0.1
Pharmacy Services	0.1
110.4%
Credit Quality†#
Aaa	60.9%
Aa	2.3
A	9.5
Baa	15.5
Ba	4.7
B	1.3
Caa	0.8
Ca	0.3
Not Rated@	4.7
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES — 11.5%
Diversified Financial Services — 11.5%
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.80% due 11/25/2035(1)	$244,703	$225,911
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6a21 1.03% due 01/25/2036(1)	173,557	149,006
Alternative Loan Trust FRS Series 2006-29T1, Class 1A4 0.93% due 10/25/2036(1)	256,947	159,300
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	244,207	204,241
American Express Credit Account Master Trust FRS Series 2014-1, Class A 0.89% due 12/15/2021	225,000	225,875
American Home Mtg. Assets Trust FRS Series 2006-2, Class 2A1 0.72% due 09/25/2046(1)	204,411	153,193
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.45% due 10/25/2046(1)	73,932	51,728
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	115,000	116,713
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.16% due 07/27/2026*(2)	1,190,000	1,190,622
Apidos CLO XVI FRS Series 2013-16A, Class A1 2.14% due 01/19/2025*(2)	795,000	795,700
Apidos CLO XX FRS Series 2015-20A, Class A1 2.23% due 01/16/2027*(2)	1,305,000	1,310,977
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.11% due 07/18/2027*(2)	1,500,000	1,503,256
Ares XXIX CLO, Ltd. FRS Series 2014-1A, Class A1 2.20% due 04/17/2026*(2)	1,215,000	1,219,300
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.55% due 04/20/2023*(2)	739,654	735,307
Atlas Senior Loan Fund V, Ltd. FRS Series 2014-1A, Class A 2.23% due 07/16/2026*(2)	540,000	540,280
Atlas Senior Loan Fund VI, Ltd. FRS Series 2014-6A, Class A 2.22% due 10/15/2026*(2)	1,705,000	1,709,985
Atrium VII FRS Series 7AR, Class BR 2.57% due 11/16/2022*(2)	505,000	504,734
Atrium XI FRS Series 11-A, Class B 2.86% due 10/23/2025*(2)	1,520,000	1,515,884
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(3)	$1,425,000	$1,531,244
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class A 2.23% due 04/25/2026*(2)	1,205,000	1,208,379
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	191,000	191,774
Babson CLO, Ltd. FRS Series 2014-IA, Class A1 2.19% due 07/20/2025*(2)	295,000	294,778
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(3)	714,000	728,429
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.59% due 01/25/2037(1)	19,879	12,347
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.76% due 02/20/2047(1)	495,469	429,200
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(3)	1,155,000	1,228,260
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.70% due 01/25/2037(1)	28,029	22,526
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12,Class 11A1 3.01% due 02/25/2036(1)	82,626	70,675
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 1.01% due 02/25/2036(1)	75,970	65,055
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 1.03% due 01/25/2036(1)	234,744	190,030
Bear Stearns ALT-A Trust FRS Series 2005-9, Class 11A1 1.05% due 11/25/2035(1)	110,831	97,606
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(3)	23,898	24,117
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 0.71% due 10/25/2036(1)	109,300	88,516
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.73% due 02/25/2037(1)	247,117	198,791
BlueMountain CLO, Ltd. FRS Series 2015-3A, Class A1 2.18% due 10/20/2027*(2)	2,115,000	2,116,081
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.20% due 04/27/2027*(2)	1,355,000	1,356,108

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.19% due 01/25/2026*(2)	$1,500,000	$1,497,222
Cent CLO, Ltd. FRS Series 2014-21A, Class A1A 2.22% due 07/27/2026*(2)	820,000	818,599
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(3)	400,000	406,542
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	219,000	219,641
Chase Mtg. Finance Trust FRS Series 2005-A1, Class 2A2 2.72% due 12/25/2035(1)	238,646	218,083
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	320,000	304,901
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)	96,264	99,653
CHL Mtg. Pass Through Trust FRS Series 2007-HY4, Class 1A1 3.03% due 09/25/2047(1)	322,958	285,870
CHL Mtg. Pass-Through Trust FRS Series 2007-HY1, Class 1A1 3.03% due 04/25/2037(1)	48,438	43,804
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 2.18% due 04/18/2025*(2)	1,285,000	1,286,665
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.31% due 05/24/2026*(2)	1,495,000	1,493,408
CIFC Funding, Ltd. FRS Series 2012-1AR, Class A2R 2.92% due 08/14/2024*(2)	1,085,000	1,082,188
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.12% due 07/10/2047(3)(4)	4,338,385	272,572
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.17% due 04/10/2048(3)(4)	3,694,041	253,295
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031(3)(7)	100,000	99,990
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(3)	303,000	310,386
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(3)	494,000	509,236
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(3)	1,029,000	1,127,556
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(3)	610,000	670,225
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(3)	$615,000	$683,069
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(3)	1,110,000	1,242,413
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(3)	870,000	986,668
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(3)	283,975	292,841
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(3)	454,000	468,874
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(3)	34,505	36,123
Commercial Mtg. Trust Series 2013-CR8, Class A4 3.33% due 06/10/2046(3)	425,000	454,037
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(3)	775,000	840,400
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(3)	1,205,000	1,304,267
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(3)	1,135,000	1,226,968
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(3)	660,000	727,257
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(3)	605,000	669,790
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(3)	675,000	750,172
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(3)	845,000	947,998
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.09% due 12/10/2049(3)	640,772	659,286
Consumer Credit Origination Loan Trust Series 2015-1, CALW, Class A 2.82% due 03/15/2021*(10)	66,954	67,056
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.80% due 01/25/2036(1)	165,465	136,090
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.84% due 11/25/2035(1)	65,618	52,661

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 1.33% due 12/25/2035(1)	$161,321	$124,524
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	236,425	183,580
Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(1)	351,294	230,092
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 1.21% due 03/25/2035(1)	82,274	64,314
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB7, Class 6A1 2.70% due 11/20/2035(1)	47,990	40,060
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB3, Class 2A2A 2.91% due 06/20/2035(1)	160,449	149,355
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	284,857	284,865
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 1.03% due 06/15/2057(3)(4)	10,286,677	551,764
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(3)	20,600	21,380
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(3)	1,448,000	1,558,768
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(3)	1,443,000	1,582,067
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(3)	372,000	411,357
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 0.68% due 12/25/2036(1)	250,832	205,316
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.68% due 03/25/2037(1)	24,604	18,117
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 2.16% due 07/15/2026*(2)	1,370,000	1,372,440
Dryden Senior Loan Fund FRS Series 2014-36A, Class B 3.14% due 11/09/2025*(2)	1,050,000	1,047,464
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 2.03% due 04/18/2026*(2)	1,260,000	1,259,051
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.41% due 03/19/2046(1)	$558,276	$453,973
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 0.84% due 09/25/2036(10)	495,000	346,210
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	21,975	21,979
Flagship Credit Auto Trust Series 2014-1, Class A 1.21% due 04/15/2019*	43,011	43,027
Flatiron CLO, Ltd. FRS Series 2014-1A, Class A2 2.58% due 07/17/2026*(2)	290,000	289,403
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	164,000	165,285
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	180,000	184,830
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	190,000	190,073
GM Financial Automobile Leasing Trust Series 2014-2A, Class B 1.96% due 03/20/2018*	190,000	190,491
GMACM Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1 3.40% due 04/19/2036(1)	393,766	349,991
GMACM Mtg. Loan Trust FRS Series 2005-AR5, Class 4A1 3.43% due 09/19/2035(1)	67,797	61,907
Green Tree Agency Advance Funding Trust I Series 2015-T2, Class AT2 3.09% due 10/15/2048*	485,000	485,152
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 0.69% due 02/25/2037(1)	103,952	93,281
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(3)	38,625	39,858
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	1,285,000	1,332,930
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	155,000	187,109
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	1,225,000	1,323,374
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(3)	1,050,000	1,109,015

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(3)	$1,307,000	$1,438,974
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(3)	615,000	680,771
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.58% due 12/25/2046(10)	54,454	34,034
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 0.60% due 12/25/2046(10)	97,156	52,909
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.61% due 02/25/2037(10)	498,222	278,668
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.62% due 12/25/2036(10)	17,010	8,226
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 0.77% due 11/25/2036(10)	132,379	75,181
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.83% due 03/25/2036(10)	27,911	18,442
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.85% due 04/25/2047(10)	223,593	148,074
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)(10)	120,375	64,025
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(10)	392,441	199,224
GSAA Trust FRS Series 2007-6, Class 1A2 0.75% due 05/25/2047(10)	70,308	53,477
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)(10)	365,000	339,465
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 0.83% due 01/25/2037(1)	761,383	471,368
GSR Mtg. Loan Trust FRS Series 2005-8F, Class 3A2 1.03% due 11/25/2035(1)	16,659	11,007
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.95% due 01/25/2036(1)	17,199	15,973
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A4 2.95% due 01/25/2036(1)	222,572	205,507
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 3.22% due 10/25/2035(1)	165,603	145,217
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.72% due 01/19/2038(1)	14,646	12,577
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.77% due 12/19/2036(1)	$313,700	$233,107
HarborView Mtg. Loan Trust FRS Series 2004-11, Class 1A 1.23% due 01/19/2035(1)	51,183	33,672
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(3)	1,305,000	1,304,769
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	79,000	79,594
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 0.80% due 02/25/2036	200,000	178,897
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(3)	660,000	670,371
IndyMac Index Mtg. Loan Trust FRS Series 2007-FLX2, Class A1C 0.72% due 04/25/2037(1)	45,264	32,976
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.81% due 07/25/2035(1)	7,571	6,110
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR13, Class 1A1 3.01% due 08/25/2035(1)	101,282	76,007
IndyMac Index Mtg. Loan Trust FRS Series 2006-AR3, Class 1A1 3.03% due 12/25/2036(1)	405,059	357,163
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.13% due 04/25/2037(1)	200,839	128,163
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(3)	1,000,000	1,053,330
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(3)	1,179,031	1,269,335
JP Morgan Chase Commercial Mtg. Securities Trust Series 2015-JP1, Class A5 3.91% due 01/15/2049(3)	1,786,000	1,981,433
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(3)	985,000	1,101,510
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.71% due 02/12/2049(3)	615,872	624,649
JP Morgan Mtg. Trust FRS Series 2006-A3, Class 3A2 2.96% due 05/25/2036(1)	199,105	176,847

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust VRS Series 2015-C33, Class A4 3.77% due 12/15/2048(3)	$535,000	$586,258
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(3)	290,000	317,470
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(3)	1,355,000	1,478,678
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(3)	610,000	675,003
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class A4 4.13% due 08/15/2046(3)	1,165,000	1,298,805
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(3)	611,583	619,060
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.29% due 04/15/2041(3)	78,383	81,787
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.72% due 11/25/2046(1)(10)	508,574	419,150
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.77% due 06/25/2047(1)	32,626	22,308
Lehman XS Trust FRS Series 2005-6, Class 1A1 1.04% due 11/25/2035(10)	69,240	46,752
Lehman XS Trust FRS Series 2007-16N, Class 2A2 1.37% due 09/25/2047(1)	317,376	259,683
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 2.18% due 04/18/2026*(2)	1,295,000	1,293,639
LSTAR Securities Investment, Ltd. FRS Series 2016-3, Class A 2.53% due 09/01/2021*(1)(7)(10)	685,000	674,931
Luminent Mtg. Trust FRS Series 2006-6, Class A1 0.73% due 10/25/2046(1)	126,538	108,025
Luminent Mtg. Trust FRS Series 2005-1, Class A1 0.79% due 11/25/2035(1)	267,851	240,640
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.99% due 10/23/2025*(2)	1,235,000	1,233,483
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 2.20% due 07/20/2026*(2)	1,290,000	1,295,587
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Madison Park Funding XIII, Ltd. FRS Series 2014-13A, Class A 2.14% due 01/19/2025*(2)	$750,000	$750,454
Magnetite CLO, Ltd. FRS Series 2012-7A, Class C 5.18% due 01/15/2025*(2)(10)	1,355,000	1,345,450
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 2.13% due 07/25/2026*(2)	2,515,000	2,515,588
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.66% due 07/25/2026*(2)	895,000	892,758
Magnetite VIII, Ltd. FRS Series 2014-8A, Class A 2.16% due 04/15/2026*(2)	835,000	836,374
Magnetite XII, Ltd. FRS Series 2015-12A, Class A 2.18% due 04/15/2027*(2)	930,000	931,453
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A4, Class 1A 3.05% due 07/25/2035(1)	324,946	253,043
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 0.68% due 06/25/2036(10)	30,023	26,400
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.30% due 12/15/2047(3)(4)	2,777,948	164,503
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(3)	500,000	520,835
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(3)	791,000	840,864
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(3)	1,857,000	1,979,266
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(3)	1,065,000	1,190,576
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(3)(7)	52,000	52,000
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(3)	755,000	799,787
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 0.70% due 11/25/2036(10)	297,352	134,505
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 3A1 3.13% due 05/25/2036(1)	94,527	66,382

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Nationstar HECM Loan Trust Series 2016-1A, Class A 2.98% due 02/25/2026*	$641,186	$640,718
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 2.24% due 08/04/2025*(2)	1,085,000	1,087,313
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/25/2035*(1)	1,773,843	1,842,625
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.81% due 06/25/2036(1)	216,333	162,161
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(1)	274,319	275,535
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class A 2.17% due 07/20/2026*(2)	405,000	405,620
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.37% due 02/15/2026*(2)	1,325,000	1,328,515
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.21% due 04/17/2027*(2)	1,160,000	1,161,712
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 1.80% due 07/17/2025*(2)	705,000	701,548
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	2,030,000	2,089,392
OZLM Funding V, Ltd. FRS Series 2013-5A, Class A1 2.18% due 01/17/2026*(2)	2,110,000	2,119,381
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.23% due 04/17/2026*(2)	1,265,000	1,267,855
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.21% due 04/30/2027*(2)	2,100,000	2,097,440
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.19% due 04/15/2027*(2)	1,565,000	1,563,820
RALI Series Trust FRS Series 2006-QA3, Class A2 0.83% due 04/25/2036(1)	347,119	249,594
RALI Series Trust FRS Series 2006-QO7, Class 1A1 1.31% due 09/25/2046(1)	228,074	161,737
RALI Series Trust FRS Series 2007-QH9, Class A1 1.81% due 11/25/2037(1)	95,707	65,140
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	116,461	100,646
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)(10)	$348,584	$185,986
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)(10)	164,781	102,221
Residential Asset Securitization Trust FRS Series 2005-A2, Class A2 0.98% due 03/25/2035(1)	117,892	92,814
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.25% due 08/25/2035(1)	136,821	101,450
RFMSI Series Trust FRS Series 2007-SA2, Class 2A1 3.47% due 04/25/2037(1)	40,330	34,259
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	275,040	275,562
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.62% due 07/25/2036(10)	210,467	103,762
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class A 2.16% due 07/17/2026*(2)	955,000	957,974
Sequoia Mtg. Trust FRS Series 2007-3, Class 2AA1 3.07% due 07/20/2037(1)	31,556	25,414
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2 2.16% due 07/17/2026*(2)	1,585,000	1,588,858
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.71% due 07/25/2037(10)	50,000	34,505
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.78% due 11/25/2036(10)	290,000	203,452
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(10)	519,220	520,905
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	386,856	387,350
SPS Servicer Advance Receivables Trust Series 2015-T3, Class AT3 2.92% due 07/15/2047*	1,385,000	1,388,183
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.83% due 09/25/2034(1)	36,936	31,958
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 0.76% due 02/25/2036(1)	150,805	121,134

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Symphony CLO LP FRS Series 2012-BR, Class 8AR 2.22% due 01/09/2023*(2)	$1,200,000	$1,202,994
Symphony CLO, Ltd. FRS Series 2014-15A, Class A 2.13% due 10/17/2026*(2)	1,150,000	1,150,298
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2 2.15% due 07/14/2026*(2)	1,130,000	1,130,935
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	101,483
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	101,976
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	80,000	81,124
Taco Bell Funding LLC Series 2016-1A, Class A2II 4.38% due 05/25/2046*	80,000	82,899
Thacher Park CLO, Ltd. FRS Series 2014-A, Class 1A 2.17% due 10/20/2026*(2)	810,000	812,550
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(1)	591,947	601,184
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(1)	1,275,330	1,292,251
Treman Park CLO, Ltd. FRS Series 2015-1A, Class A 2.20% due 04/20/2027*(2)	1,325,000	1,327,649
UBS-Barclays Commercial Mtg. Trust Series 2013-C6, Class A4 3.24% due 04/10/2046(3)	101,000	107,030
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(3)	1,195,000	1,250,496
Voya CLO, Ltd. FRS Series 2014-2A, Class A1 2.13% due 07/17/2026*(2)	250,000	249,731
Voya CLO, Ltd. FRS Series 2014-4A, Class A1 2.13% due 10/14/2026*(2)	350,000	350,457
Voya CLO, Ltd. FRS Series 2014-1A, Class A1 2.18% due 04/18/2026*(2)	1,250,000	1,251,672
Voya CLO, Ltd. FRS Series 2012-1RA, Class A2R 2.51% due 03/14/2022*(2)	1,000,000	1,003,961
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 1.31% due 12/25/2046(1)	158,568	122,802
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR18, Class 2A2 2.01% due 01/25/2037(1)	$83,324	$69,357
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.19% due 11/25/2046(1)	93,671	83,317
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2007-HY6, Class 1A1 2.54% due 06/25/2037(1)	235,407	210,276
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2007-HY1, Class A1 0.62% due 02/25/2037(1)	537,942	341,604
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 1.13% due 07/25/2036(1)	117,872	65,160
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 1.34% due 11/25/2046(1)	193,990	140,334
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.33% due 05/15/2048(3)(4)	3,743,714	257,868
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.34% due 09/15/2057(3)(4)	9,685,679	644,504
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(3)	75,000	61,444
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.93% due 11/25/2034(1)	48,086	48,071
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR16, Class 4A8 3.07% due 10/25/2035(1)	325,000	309,978
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR16, Class A1 3.23% due 10/25/2036(1)	239,262	220,554
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	500,302	500,465
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.99% due 02/15/2044*(3)(4)	592,122	16,513
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(3)	480,000	534,189
Total Asset Backed Securities (cost $135,110,167)		137,398,350

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 26.8%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	$94,000	$100,946
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	151,000	159,589
		260,535
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	155,000	158,654
Boeing Co. Senior Notes 2.20% due 10/30/2022	145,000	147,374
General Dynamics Corp. Company Guar. Notes 2.13% due 08/15/2026	122,000	120,041
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	265,000	273,554
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	200,000	206,249
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	385,000	457,427
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	516,498
Raytheon Co. Senior Notes 3.13% due 10/15/2020	500,000	530,375
		2,410,172
Aerospace/Defense-Equipment — 0.1%
Harris Corp. Senior Notes 4.85% due 04/27/2035	166,000	182,347
Harris Corp. Senior Notes 5.05% due 04/27/2045	157,000	179,807
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	94,000	97,173
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023	123,000	128,842
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026	28,000	29,079
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	52,000	49,010
		666,258
Security Description	Principal Amount(18)	Value (Note 2)
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 2.50% due 08/11/2026	$112,000	$112,283
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	108,000	111,780
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(7)	14,593	14,646
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	126,592	128,490
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	81,746	85,016
		339,932
Appliances — 0.0%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	105,000	113,299
Applications Software — 0.4%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018	157,000	157,766
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	1,270,000	1,264,810
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	663,000	663,561
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	174,000	177,249
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,065,000	1,077,977
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	485,000	491,365
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	460,000	522,976
		4,355,704
Auto-Cars/Light Trucks — 1.2%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	236,000	235,794
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	223,000	221,694

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	$163,000	$163,256
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	306,000	306,141
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	155,000	155,259
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	293,059
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	375,000	496,011
Ford Motor Credit Co. LLC Senior Notes 1.46% due 03/27/2017	465,000	465,553
Ford Motor Credit Co. LLC Senior Notes 1.68% due 09/08/2017	1,000,000	1,000,724
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	212,000	212,414
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	300,000	302,395
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	212,000	213,508
Ford Motor Credit Co. LLC Senior Notes 3.20% due 01/15/2021	400,000	410,648
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	275,000	290,133
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	1,000,000	1,141,510
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	391,360
General Motors Co. Senior Notes 4.00% due 04/01/2025	900,000	920,046
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,315,000	1,424,701
General Motors Co. Senior Notes 6.25% due 10/02/2043	190,000	224,246
General Motors Co. Senior Notes 6.60% due 04/01/2036	310,000	372,986
General Motors Financial Co., Inc. Company Guar. Notes 3.10% due 01/15/2019	1,215,000	1,238,484
Security Description	Principal Amount(18)	Value (Note 2)
Auto-Cars/Light Trucks (continued)
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	$1,285,000	$1,300,781
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	1,275,000	1,296,749
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	440,000	483,245
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	377,000	382,237
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	118,000	119,727
		14,062,661
Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	99,523
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	53,000	53,533
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	264,000	269,899
		422,955
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Company Guar. Notes 5.00% due 10/01/2024*	20,000	20,500
Banks-Commercial — 0.7%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	361,000	373,223
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	256,165
Capital One NA Senior Notes 1.50% due 09/05/2017	1,500,000	1,499,139
Capital One NA Senior Notes 1.50% due 03/22/2018	360,000	359,220
Capital One NA Senior Notes 1.65% due 02/05/2018	350,000	350,410
Capital One NA Senior Notes 2.35% due 08/17/2018	1,400,000	1,417,038
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	269,053
Fifth Third Bank Senior Notes 2.15% due 08/20/2018	600,000	607,736

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	$255,000	$266,736
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	458,000	467,459
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	261,471
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	525,000	537,473
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	257,037
PNC Bank NA Senior Notes 2.40% due 10/18/2019	755,000	772,937
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	178,000	185,042
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	299,000	382,370
		8,262,509
Banks-Fiduciary — 0.1%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	269,130
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	165,000	171,422
		440,552
Banks-Super Regional — 0.8%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	86,000	86,305
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	615,000	641,625
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/2017	225,000	227,531
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	185,233
JPMorgan Chase Bank NA Senior Notes 1.65% due 09/23/2019	308,000	308,971
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	651,824
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	190,366
Security Description	Principal Amount(18)	Value (Note 2)
Banks-Super Regional (continued)
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(5)	$190,000	$194,685
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	1,335,000	1,341,767
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	698,441
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	661,159
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	116,000	123,070
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	154,000	165,972
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	798,000	812,403
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	1,485,000	1,635,001
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	319,262
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,045,000	1,248,357
		9,491,972
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	99,000	98,876
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	675,000	722,181
Brewery — 1.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	1,102,000	1,112,639
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	225,000	228,854
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	228,000	235,272
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	2,745,000	2,897,372
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	2,835,000	3,259,606

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	$4,629,000	$5,507,496
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	707,000	708,555
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	380,000	387,505
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	170,000	170,156
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	474,763
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	500,000	807,123
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	530,000	552,229
		16,341,570
Broadcast Services/Program — 0.0%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	150,000	151,125
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	100,580
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	89,000
Building Products-Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.25% due 03/01/2022	78,000	78,293
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	85,000	86,275
Masco Corp. Senior Notes 4.45% due 04/01/2025	221,000	234,812
		321,087
Building-Residential/Commercial — 0.0%
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	149,000	131,120
Security Description	Principal Amount(18)	Value (Note 2)
Building-Residential/Commercial (continued)
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	$100,000	$111,500
		242,620
Cable/Satellite TV — 1.6%
Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*	80,000	82,000
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	153,000	159,885
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	125,000	132,500
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	722,000	754,633
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022*	455,000	490,973
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	1,435,000	1,582,884
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*	511,000	601,846
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	2,754,000	3,330,473
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	770,000	763,566
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	111,000	109,523
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	1,065,000	1,103,543
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	800,000	840,297
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	116,000	113,459
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	776,000	754,351

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	$405,000	$458,722
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	570,000	670,651
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	250,000	347,813
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	728,954
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	304,978
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	370,000	372,572
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	200,000	201,611
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	680,000	700,752
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	213,056
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	291,750
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026*	159,000	168,938
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	295,820
Time Warner Cable LLC Senior Sec. Notes 5.85% due 05/01/2017	300,000	307,491
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	138,811
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,205,000	1,428,685
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	300,000	325,968
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	1,190,000	1,372,378
		19,148,883
Casino Hotels — 0.0%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	128,000	132,320
Security Description	Principal Amount(18)	Value (Note 2)
Casino Hotels (continued)
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	$85,000	$91,162
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	91,000	91,910
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	100,000	105,000
		420,392
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	517,000	518,939
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020	115,000	118,881
		637,820
Chemicals-Diversified — 0.0%
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	136,000	136,386
Westlake Chemical Corp. Company Guar. Notes 5.00% due 08/15/2046*	134,000	134,546
		270,932
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	69,000	69,690
Chemicals-Specialty — 0.0%
Cabot Corp. Senior Notes 3.40% due 09/15/2026	33,000	33,175
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	146,819
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	100,000	93,500
		273,494
Coal — 0.0%
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	145,000	135,575
Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	234,000	245,463

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	$92,000	$94,883
Computer Services — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	90,000	85,950
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	96,000	81,600
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035*	324,000	337,644
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	278,000	291,682
		796,876
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	85,000	93,288
Computers — 0.5%
Apple, Inc. Senior Notes 1.55% due 08/04/2021	1,595,000	1,592,238
Apple, Inc. Senior Notes 2.45% due 08/04/2026	128,000	128,125
Apple, Inc. Senior Notes 2.85% due 05/06/2021	173,000	182,313
Apple, Inc. Senior Notes 2.85% due 02/23/2023	186,000	195,804
Apple, Inc. Senior Notes 3.45% due 02/09/2045	895,000	855,146
Apple, Inc. Senior Notes 3.85% due 08/04/2046	374,000	382,513
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	532,325
Apple, Inc. Senior Notes 4.50% due 02/23/2036	76,000	86,783
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	555,000	570,801
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	440,000	459,853
Security Description	Principal Amount(18)	Value (Note 2)
Computers (continued)
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	$317,000	$347,528
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	38,000	41,794
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	206,000	242,161
Diamond 1 Finance Corp./ Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	423,000	506,480
		6,123,864
Computers-Integrated Systems — 0.0%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024*	129,000	133,676
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*	110,000	127,600
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	60,000	60,937
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	78,000	87,263
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	109,200
		196,463
Containers-Paper/Plastic — 0.0%
Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	206,000	212,689
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	76,000	80,897
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	103,000	108,150
		401,736
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	85,000	85,020

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management (continued)
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	$77,000	$87,808
		172,828
Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 4.38% due 09/15/2045	27,000	31,904
Thermo Fisher Scientific, Inc. Senior Notes 1.30% due 02/01/2017	515,000	516,052
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	253,068
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	555,000	568,388
		1,369,412
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	88,000	90,420
WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046	83,000	85,763
		176,183
Diversified Banking Institutions — 5.2%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	1,200,000	1,208,262
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	2,027,000	2,066,561
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	113,000	115,316
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	610,000	619,706
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,609,000	1,665,640
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	625,000	647,741
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	772,973
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	415,000	439,462
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	440,000	466,813
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	$200,000	$235,449
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	589,343
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	869,000	1,062,089
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	900,000	970,972
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	23,000	27,904
Citigroup, Inc. Senior Notes 1.70% due 04/27/2018	600,000	600,650
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,287,621
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	7,000	7,224
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,210,000	2,317,824
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	312,000	330,343
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	3,245,000	3,395,805
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	400,000	427,187
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,125,000	1,269,721
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	945,000	1,077,713
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	99,000	115,847
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	90,000	90,599
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,317,000	1,313,945
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	808,842
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	820,000	833,413

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	$1,080,000	$1,106,272
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	75,000	76,923
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	206,000	217,648
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,218,753
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	139,000	146,283
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	843,000	946,059
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	1,900,000	2,071,977
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	941,237
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	150,000	189,013
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	797,620
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	475,768
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,439,000	1,832,293
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	302,000	306,736
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	1,726,000	1,729,754
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	740,000	748,353
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	500,000	509,175
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	784,000	792,088
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	1,215,000	1,250,299
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,710,000	1,793,587
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	$200,000	$213,401
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	48,777
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	1,595,000	1,711,339
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	494,118
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	505,000	559,192
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	581,402
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	211,000	236,349
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	160,026
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	125,000	150,649
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	377,176
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	360,000	401,040
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	930,000	1,348,399
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,275,000	1,280,207
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,817,000	1,832,272
Morgan Stanley Senior Notes 2.45% due 02/01/2019	365,000	371,577
Morgan Stanley Senior Notes 2.50% due 01/24/2019	425,000	433,058
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	278,438
Morgan Stanley Senior Notes 2.80% due 06/16/2020	106,000	108,742
Morgan Stanley Senior Notes 3.13% due 07/27/2026	2,555,000	2,570,276

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.70% due 10/23/2024	$510,000	$538,130
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	424,837
Morgan Stanley Senior Notes 3.88% due 01/27/2026	910,000	966,131
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	550,000	571,257
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	1,053,852
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	456,000	482,111
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	181,492
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	537,000	599,131
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	224,127
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	245,540
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	156,234
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,225,000	1,312,563
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	142,063
		61,968,709
Diversified Financial Services — 0.0%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	280,359
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	152,000	158,387
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	199,000	249,031
Textron, Inc. Senior Notes 4.00% due 03/15/2026	161,000	168,815
Security Description	Principal Amount(18)	Value (Note 2)
Diversified Manufacturing Operations (continued)
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	$134,000	$133,260
		709,493
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	290,000	353,396
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024*	24,000	24,060
Electric-Distribution — 0.0%
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	316,000	336,443
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021*	190,000	194,438
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	210,000	225,381
		419,819
Electric-Integrated — 1.2%
AES Corp. Senior Notes 4.88% due 05/15/2023	93,000	94,395
AES Corp. Senior Notes 5.50% due 03/15/2024	63,000	65,559
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	96,000	98,244
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	505,000	670,762
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	115,000	117,713
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	328,129
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	124,953
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	415,000	412,776
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019(6)	68,000	69,796
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	534,297

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	$336,000	$380,246
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	349,323
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	750,000	749,265
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	85,750
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	54,005
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	65,900
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,110,000	1,198,670
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	122,000	118,312
Duke Energy Corp. Senior Notes 3.95% due 10/15/2023	905,000	989,967
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	785,000	765,463
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	234,529
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	162,000	170,318
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	984,978
Entergy Arkansas, Inc. 1st Mtg. Notes 4.95% due 12/15/2044	140,000	148,590
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	244,792
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	585,840
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	129,000	132,958
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	171,000	222,165
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	400,875
Security Description	Principal Amount(18)	Value (Note 2)
Electric-Integrated (continued)
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	$91,000	$99,605
Louisville Gas & Electric Co. 1st Mtg. Notes 4.38% due 10/01/2045	23,000	26,362
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	354,000	368,131
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	445,000	446,758
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	560,896
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	90,080
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	203,144
South Carolina Electric & Gas Co. 1st Mtg. Notes 5.10% due 06/01/2065	102,000	119,543
Southern California Edison Co. 1st Mtg. Notes 1.13% due 05/01/2017	235,000	234,966
Southern Co. Senior Notes 1.30% due 08/15/2017	201,000	201,140
Southern Co. Senior Notes 1.85% due 07/01/2019	650,000	655,112
Southern Co. Senior Notes 2.95% due 07/01/2023	270,000	278,966
Southern Co. Senior Notes 4.40% due 07/01/2046	325,000	350,674
Southern Power Co. Senior Notes 5.25% due 07/15/2043	170,000	185,263
Talen Energy Supply LLC Senior Notes 4.63% due 07/15/2019*	100,000	94,000
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	41,000	43,713
		14,356,923
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	160,000	202,722
Electronic Components-Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	112,000	111,692

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	$53,000	$54,723
Intel Corp. Senior Notes 1.35% due 12/15/2017	380,000	381,186
Intel Corp. Senior Notes 4.10% due 05/19/2046	665,000	711,749
		1,147,658
Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc. Senior Notes 3.13% due 06/15/2021	103,000	106,309
Fortive Corp. Company Guar. Notes 2.35% due 06/15/2021*	700,000	708,613
Fortive Corp. Company Guar. Notes 4.30% due 06/15/2046*	95,000	101,670
		916,592
Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	85,000	88,000
Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC Company Guar. Notes 9.38% due 02/01/2023*(6)	90,000	92,475
Enterprise Software/Service — 0.3%
Donnelley Financial Solutions, Inc. Senior Notes 8.25% due 10/15/2024*	44,000	44,550
Oracle Corp. Senior Notes 1.90% due 09/15/2021	1,994,000	1,999,059
Oracle Corp. Senior Notes 2.65% due 07/15/2026	115,000	115,021
Oracle Corp. Senior Notes 3.85% due 07/15/2036	176,000	182,751
Oracle Corp. Senior Notes 3.90% due 05/15/2035	45,000	46,523
Oracle Corp. Senior Notes 5.38% due 07/15/2040	400,000	491,683
Oracle Corp. Senior Notes 6.13% due 07/08/2039	160,000	214,489
		3,094,076
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	199,000	208,204
Security Description	Principal Amount(18)	Value (Note 2)
Finance-Auto Loans (continued)
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	$100,000	$103,500
		311,704
Finance-Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	207,000	185,265
Navient Corp. Senior Notes 5.63% due 08/01/2033	125,000	99,375
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	128,000	134,560
Synchrony Financial Senior Notes 2.60% due 01/15/2019	830,000	839,776
Synchrony Financial Senior Notes 2.70% due 02/03/2020	885,000	896,092
		2,155,068
Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	226,000	229,467
Discover Financial Services Senior Notes 3.75% due 03/04/2025	136,000	137,628
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	176,153
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	41,279
Visa, Inc. Senior Notes 2.80% due 12/14/2022	555,000	581,824
Visa, Inc. Senior Notes 4.30% due 12/14/2045	750,000	866,756
		2,033,107
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	215,000	230,889
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)(10)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)(10)	99,000	10
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	123,000	128,167
		359,079

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies — 0.0%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	$127,000	$140,811
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	150,000	148,875
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	500,000	519,447
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	135,000	141,260
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	92,000	91,887
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	184,000	185,906
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	89,000	91,067
		1,029,567
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	75,000	62,250
Food-Confectionery — 0.0%
JM Smucker Co. Company Guar. Notes 2.50% due 03/15/2020	200,000	204,907
Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	190,000	191,753
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	1,170,000	1,212,501
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	335,000	354,439
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	221,000	243,716
		2,002,409
Food-Retail — 0.1%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	50,000	49,875
Security Description	Principal Amount(18)	Value (Note 2)
Food-Retail (continued)
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	$57,000	$59,280
Kroger Co. Senior Notes 1.50% due 09/30/2019	430,000	429,278
Kroger Co. Senior Notes 2.65% due 10/15/2026	788,000	782,115
Kroger Co. Senior Notes 3.88% due 10/15/2046	157,000	157,986
		1,478,534
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	36,000	35,460
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	525,000	536,251
		571,711
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	90,000	90,900
Gambling (Non-Hotel) — 0.0%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	85,000	84,788
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	180,000	166,050
Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014*† (7)(10)(14)	1,320	16
		250,854
Gas-Distribution — 0.0%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	101,460
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	74,000	81,880
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	205,000	206,152
		389,492
Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	160,000	187,622

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	$79,000	$80,975
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	87,000	94,752
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	63,000	73,941
		168,693
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026*	62,000	63,860
Hotels/Motels — 0.0%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023	80,000	82,600
Independent Power Producers — 0.0%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	115,000	113,562
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	101,000	102,515
		216,077
Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	62,000	64,342
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	304,556
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	306,318
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	279,198
		890,072
Insurance-Life/Health — 0.2%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	109,000	110,083
Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*	286,000	290,701
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	394,317
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	205,254
Security Description	Principal Amount(18)	Value (Note 2)
Insurance-Life/Health (continued)
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	$251,000	$250,966
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	70,000	70,388
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	117,824
Principal Life Global Funding II Senior Sec. Notes 3.00% due 04/18/2026*	74,000	75,208
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	400,000	446,326
Prudential Financial, Inc. Senior Notes 5.70% due 12/14/2036	320,000	383,153
Unum Group Senior Notes 5.75% due 08/15/2042	69,000	78,048
		2,422,268
Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	351,000	442,073
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	99,000	107,132
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	448,684
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,200,000	2,242,603
Old Republic International Corp. Senior Notes 3.88% due 08/26/2026	55,000	54,903
		3,295,395
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	115,000	113,070
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	495,000	778,963
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	240,000	243,707
MassMutual Global Funding II Senior Sec. Notes 3.60% due 04/09/2024*	548,000	586,837

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual (continued)
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	$92,000	$93,512
		1,816,089
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	325,000	365,141
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	152,000	151,918
		517,059
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	98,000	100,940
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	80,000	84,800
		185,740
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	136,000	146,880
Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	275,000	275,345
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	339,000	340,811
		616,156
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	75,000	73,500
Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	1,865,000	1,928,955
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	50,000	52,072
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	163,000	171,222
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	84,000	91,365
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	120,000	125,040
Security Description	Principal Amount(18)	Value (Note 2)
Medical Labs & Testing Services (continued)
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	$351,000	$352,141
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	285,298
		1,077,138
Medical Products — 0.2%
Baxter International, Inc. Senior Notes 2.60% due 08/15/2026	118,000	116,637
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	55,000	57,807
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	2,155,000	2,156,082
		2,330,526
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	78,000	81,933
Celgene Corp. Senior Notes 4.63% due 05/15/2044	495,000	521,770
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	165,000	166,749
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	310,000	329,178
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	554,410
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036	58,000	59,144
		1,713,184
Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	250,000	251,021
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	949,627
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	305,000	308,768
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	236,000	247,939
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	810,000	821,888
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	655,000	675,228

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.25% due 01/15/2022*	$80,000	$76,800
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	181,000	200,994
Wyeth LLC Company Guar. Notes 6.50% due 02/01/2034	750,000	1,020,917
		4,553,182
Medical-HMO — 0.7%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	122,537
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	55,000	56,966
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	500,000	506,545
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	826,483
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	431,406
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	325,000	376,960
Anthem, Inc. Senior Notes 6.38% due 06/15/2037	260,000	340,019
Centene Corp. Senior Notes 6.13% due 02/15/2024	63,000	68,355
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	91,222
Humana, Inc. Senior Notes 3.85% due 10/01/2024	1,155,000	1,238,657
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	120,000	98,400
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	153,000	153,444
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	705,000	709,687
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	158,000	160,938
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,636,000	1,756,755
Security Description	Principal Amount(18)	Value (Note 2)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	$485,000	$532,607
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	400,000	479,675
		7,950,656
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	100,000	86,000
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	80,000	85,000
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	24,000	24,780
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	150,000	151,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	137,000	123,985
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	130,000	134,225
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	100,000	101,500
		706,990
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	895,000	903,459
Metal Processors & Fabrication — 0.0%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	90,000	92,137
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	59,000	62,614
		154,751
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	42,000	43,890
Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	395,713
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	790,000	1,002,133

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	$150,000	$192,283
21st Century Fox America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	168,650
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	129,803
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	125,000	140,230
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	673,000	752,320
Time Warner, Inc. Company Guar. Notes 7.63% due 04/15/2031	840,000	1,190,931
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	625,000	888,678
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	305,000	304,820
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	80,000	90,228
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	158,000	159,234
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	77,000	77,890
		5,492,913
Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	206,000	206,796
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	1,000,000	1,000,873
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	316,000	322,181
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	1,526,000	1,561,374
Cisco Systems, Inc. Senior Notes 2.50% due 09/20/2026	54,000	54,631
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	135,000	174,870
		3,320,725
Security Description	Principal Amount(18)	Value (Note 2)
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	$100,000	$106,959
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 3.38% due 10/01/2021	145,000	144,930
Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	216,000	198,180
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	790,000	848,079
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	1,370,000	1,548,153
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	228,744
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	16,000	16,681
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	498,000	581,813
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	625,000	760,472
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	205,000	226,814
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	90,000	89,100
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	255,000	329,161
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	1,445,000	1,628,756
ConocoPhillips Co. Company Guar. Notes 5.95% due 03/15/2046	170,000	213,362
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	88,000	63,140
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	165,000	172,837
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	2,025,000	2,010,523
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	275,000	340,665

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	$535,000	$584,333
Hess Corp. Senior Notes 1.30% due 06/15/2017	485,000	484,997
Hess Corp. Senior Notes 4.30% due 04/01/2027	211,000	212,643
Hess Corp. Senior Notes 5.60% due 02/15/2041	538,000	536,257
Hess Corp. Senior Notes 5.80% due 04/01/2047	1,140,000	1,166,394
Hess Corp. Senior Notes 6.00% due 01/15/2040	305,000	311,671
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	177,886
Hess Corp. Senior Notes 7.88% due 10/01/2029	326,000	396,875
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	69,000	66,068
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 10/01/2025*	5,000	4,975
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	425,000	510,907
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	85,000	87,869
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	215,000	210,728
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	1,220,000	1,129,920
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	90,000	90,225
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	177,000	180,524
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	140,000	138,221
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	117,000	129,156
Security Description	Principal Amount(18)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Pioneer Natural Resources Co. Senior Notes 3.45% due 01/15/2021	$725,000	$753,901
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	635,000	688,666
Rex Energy Corp. Sec. Notes 1.00% due 10/01/2020(6)	68,510	37,338
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	98,000	78,645
SM Energy Co. Senior Notes 5.63% due 06/01/2025	56,000	52,640
SM Energy Co. Senior Notes 6.50% due 01/01/2023	16,000	16,160
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	75,000	79,313
		17,382,792
Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	200,000	200,352
Chevron Corp. Senior Notes 1.96% due 03/03/2020	110,000	111,529
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	100,000	100,303
		412,184
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	59,000	55,903
Oil Refining & Marketing — 0.2%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	100,000	81,750
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	53,000	55,716
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	80,000	75,400
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	1,421,000	1,411,532
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	230,000	227,017

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing (continued)
Valero Energy Corp. Senior Notes 6.13% due 02/01/2020	$325,000	$366,705
		2,218,120
Oil-Field Services — 0.0%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	125,000	91,563
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	68,000	66,470
		158,033
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	84,000	84,105
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	83,000	92,981
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	373,000	397,321
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	423,940
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	127,000	143,614
International Paper Co. Senior Notes 4.40% due 08/15/2047	80,000	80,902
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	264,748
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	81,000	81,810
		1,569,421
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	83,000	84,303
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	148,000	162,331
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	185,000	192,173
		438,807
Pipelines — 1.3%
Antero Midstream Partners LP/ Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	85,000	86,063
Security Description	Principal Amount(18)	Value (Note 2)
Pipelines (continued)
Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	$121,000	$119,962
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	41,000	41,244
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	255,879
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	275,000	272,754
Energy Transfer Partners LP Senior Notes 4.15% due 10/01/2020	425,000	444,518
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	54,000	49,845
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	239,535
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	189,677
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	23,000	23,291
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	304,546
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	293,969
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	53,667
EnLink Midstream Partners LP Senior Notes 4.40% due 04/01/2024	64,000	62,496
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	146,000	146,916
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	388,000	406,572
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	185,000	192,165
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	214,000	222,400
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	100,000	105,101
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	140,000	162,161

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	$700,000	$776,455
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	93,000	91,140
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	99,250
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	98,000	101,430
Kinder Morgan Energy Partners LP Company Guar. Notes 3.45% due 02/15/2023	116,000	115,635
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	88,000	81,177
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	675,000	640,300
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	120,000	129,472
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	57,000	56,540
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	40,000	44,907
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	80,000	90,788
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	115,000	124,312
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	975,000	928,438
Kinder Morgan, Inc. Company Guar. Notes 5.63% due 11/15/2023*	620,000	683,572
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	175,000	199,369
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	1,145,000	1,085,171
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	70,000	67,827
Security Description	Principal Amount(18)	Value (Note 2)
Pipelines (continued)
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	$1,145,000	$1,160,661
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	84,000	83,555
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	425,000	468,637
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	87,000	80,040
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*	60,000	65,213
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	150,000	163,875
Summit Midstream Holdings LLC/ Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	68,000	64,770
Sunoco Logistics Partners Operations LP Company Guar. Notes 3.90% due 07/15/2026	115,000	117,267
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	320,000	332,398
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	85,000	85,638
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	59,000	60,770
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	104,000	108,680
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	980,000	976,922
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	156,000	161,444
Williams Partners LP Senior Notes 3.60% due 03/15/2022	1,060,000	1,078,412
Williams Partners LP Senior Notes 3.90% due 01/15/2025	405,000	404,156

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Partners LP Senior Notes 4.00% due 11/15/2021	$260,000	$269,087
Williams Partners LP Senior Notes 4.30% due 03/04/2024	415,000	424,398
Williams Partners LP Senior Notes 5.25% due 03/15/2020	330,000	357,251
		15,451,718
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	140,000	146,910
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	145,000	139,200
RR Donnelley & Sons Co. Senior Notes 7.00% due 02/15/2022	5,000	5,188
		144,388
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	51,000	52,658
Publishing-Periodicals — 0.0%
Emerald Expositions Holdings, Inc. Senior Notes 9.00% due 06/15/2021*	150,000	155,813
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	250,000	256,875
Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 2.25% due 01/15/2022	320,000	319,347
American Tower Corp. Senior Notes 3.13% due 01/15/2027	173,000	172,196
American Tower Corp. Senior Notes 3.38% due 10/15/2026	120,000	121,634
American Tower Corp. Senior Notes 3.40% due 02/15/2019	470,000	488,350
American Tower Corp. Senior Notes 3.45% due 09/15/2021	800,000	841,966
AvalonBay Communities, Inc. Senior Notes 3.90% due 10/15/2046	59,000	58,308
Security Description	Principal Amount(18)	Value (Note 2)
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	$335,000	$343,799
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	200,000	208,614
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	315,000	321,888
Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	57,000	57,336
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	165,000	172,680
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	605,000	631,257
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	128,000	132,480
CubeSmart LP Company Guar. Notes 3.13% due 09/01/2026	111,000	110,509
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	100,000	105,250
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	85,000	84,894
Federal Realty Investment Trust Senior Notes 3.63% due 08/01/2046	23,000	22,510
HCP, Inc. Senior Notes 3.15% due 08/01/2022	800,000	810,726
HCP, Inc. Senior Notes 3.75% due 02/01/2019	615,000	636,661
iStar, Inc. Senior Notes 6.50% due 07/01/2021	113,000	114,695
Kimco Realty Corp. Senior Notes 2.80% due 10/01/2026	59,000	58,493
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	590,000	606,535
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	345,000	363,451
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	154,342

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Liberty Property LP Senior Notes 3.25% due 10/01/2026	$75,000	$75,573
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	86,967
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	110,893
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	530,000	547,911
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,056,308
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	333,466
Welltower, Inc. Senior Notes 4.50% due 01/15/2024	310,000	338,505
		9,487,544
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	125,000	125,938
Real Estate Operations & Development — 0.1%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	126,000	133,560
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	211,454
Prologis LP Company Guar. Notes 4.00% due 01/15/2018	185,000	189,699
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	775,000	856,853
		1,391,566
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.13% due 06/01/2022*	14,000	14,044
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	78,000	74,880
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	695,000	708,392
Security Description	Principal Amount(18)	Value (Note 2)
Rental Auto/Equipment (continued)
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	$110,000	$112,497
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	10,476
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	293,226
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	85,000	87,975
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	88,000	87,670
		1,389,160
Retail-Appliances — 0.0%
Conn's, Inc. Company Guar. Notes 7.25% due 07/15/2022	136,000	106,080
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	170,000	170,575
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	1,148,000	1,224,744
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	457,317
		1,852,636
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	15,000	15,251
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	730,000	713,382
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	644,642
Lowe's Cos., Inc. Senior Notes 2.50% due 04/15/2026	780,000	782,841
Lowe's Cos., Inc. Senior Notes 3.38% due 09/15/2025	400,000	431,211
Lowe's Cos., Inc. Senior Notes 3.70% due 04/15/2046	645,000	666,400
Lowe's Cos., Inc. Senior Notes 4.38% due 09/15/2045	190,000	215,408
		3,469,135

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	$206,000	$211,965
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	159,000	164,154
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	80,000	87,066
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	394,876
		858,061
Retail-Drug Store — 0.5%
CVS Health Corp. Senior Notes 2.75% due 12/01/2022	600,000	617,766
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,935,000	2,004,764
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	182,000	184,697
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	408,000	444,156
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,380,000	1,688,630
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	88,923	98,539
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	63,552	73,896
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	116,288	137,506
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	485,000	496,334
Walgreens Boots Alliance, Inc. Senior Notes 3.10% due 06/01/2023	400,000	412,579
		6,158,867
Retail-Restaurants — 0.1%
Brinker International, Inc. Senior Notes 5.00% due 10/01/2024*	85,000	86,178
Landry's, Inc. Company Guar. Notes 9.38% due 05/01/2020*	94,000	98,592
McDonald's Corp. Senior Notes 4.70% due 12/09/2035	25,000	28,314
Security Description	Principal Amount(18)	Value (Note 2)
Retail-Restaurants (continued)
McDonald's Corp. Senior Notes 4.88% due 12/09/2045	$585,000	$678,933
PF Chang's China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	92,000	86,710
		978,727
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	100,000	95,000
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	100,000	106,625
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	164,000	167,204
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	789,000	910,776
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	406,777
		1,484,757
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	960,000	985,361
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	239,000	223,871
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	75,000	79,875
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	58,000	60,247
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	68,000	74,375
		214,497
Telecom Services — 0.0%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	120,000	121,438
Telecommunication Equipment — 0.0%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	110,000	113,300

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 1.4%
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	$625,000	$628,647
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	1,792,000	1,842,370
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	650,000	685,161
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	210,000	224,929
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	192,000	189,130
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	249,000	261,622
AT&T, Inc. Senior Notes 4.55% due 03/09/2049*	834,000	837,395
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	982,000	1,027,619
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	735,000	797,510
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	81,000	90,732
AT&T, Inc. Senior Notes 5.65% due 02/15/2047	580,000	683,585
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	96,000	105,301
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	100,000	125,301
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	7,000	6,703
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	105,000	112,087
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 07/15/2024*	85,000	87,125
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	154,000	160,737
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	181,000	189,390
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2024	1,085,000	1,157,340
Security Description	Principal Amount(18)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	$1,560,000	$1,625,372
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	79,000	83,593
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	1,901,000	2,009,986
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	1,210,000	1,272,835
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	398,000	445,785
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	205,000	226,369
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,630,000	1,898,831
		16,775,455
Television — 0.0%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	340,000	360,609
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	704,795
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	570,000	591,347
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	37,659
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	356,000	374,537
		1,708,338
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.25% due 09/15/2026	73,000	72,572
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	78,000	83,382
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	460,000	468,647
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	840,000	861,512
		1,413,541

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 3.25% due 04/01/2026	$175,000	$184,561
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	480,000	497,751
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	355,000	394,328
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	1,035,000	1,055,995
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	223,293
		2,355,928
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	163,000	167,483
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	150,000	152,903
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.30% due 04/01/2021*	535,000	556,271
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	294,000	305,737
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	15,000	15,822
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,182,850
		2,213,583
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	77,000	73,150
Total U.S. Corporate Bonds & Notes (cost $303,904,240)		319,388,774
FOREIGN CORPORATE BONDS & NOTES — 5.2%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	440,000	489,277
Security Description	Principal Amount(18)	Value (Note 2)
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 4.90% due 06/01/2043	$200,000	$211,086
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	100,000	101,728
		312,814
Banks-Commercial — 1.0%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	925,000	985,561
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	1,700,000	1,777,622
BPCE SA Sub. Notes 5.15% due 07/21/2024*	745,000	783,627
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	250,000	250,410
Credit Suisse AG Senior Notes 1.38% due 05/26/2017	740,000	739,196
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	188,000	188,143
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	300,000	308,632
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	260,000	264,297
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	606,000	606,595
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	389,000	389,400
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	253,000	256,215
Rabobank Nederland Bank Guar. Notes 5.25% due 08/04/2045	815,000	929,881
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	172,000	187,472
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	2,400,000	2,445,238
Santander UK PLC Senior Notes 2.35% due 09/10/2019	675,000	681,972
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021	223,000	222,165

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	$246,000	$246,678
		11,263,104
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	294,000	299,062
Beverages-Wine/Spirits — 0.2%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	102,000	101,346
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	207,000	216,644
Pernod Ricard SA Senior Notes 3.25% due 06/08/2026*	1,384,000	1,405,842
		1,723,832
Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.13% due 01/31/2046	420,000	459,630
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	108,000	107,663
Cable/Satellite TV — 0.1%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	400,000	416,500
Sky PLC Company Guar. Notes 2.63% due 09/16/2019*	765,000	777,840
Sky PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	211,067
		1,405,407
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000	70,875
Chemicals-Plastics — 0.0%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	207,000	197,944
Consumer Products-Misc. — 0.0%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	180,000	178,600
Security Description	Principal Amount(18)	Value (Note 2)
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	$136,000	$147,900
Diversified Banking Institutions — 0.8%
BNP Paribas SA Company Guar. Notes 2.40% due 12/12/2018	190,000	192,891
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	515,000	525,746
Credit Agricole SA FRS Sub. Notes 8.13% due 09/19/2033*	225,000	242,719
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.13% due 12/10/2020	590,000	597,727
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	205,000	204,302
HSBC Holdings PLC Senior Notes 2.95% due 05/25/2021	650,000	659,272
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,485,000	1,535,878
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	650,000	671,318
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	1,200,000	1,231,945
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	221,104
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	235,000	264,497
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	208,000	207,437
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	2,810,000	2,765,020
		9,319,856
Diversified Financial Services — 0.0%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	425,000	477,005
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	75,000	81,831

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	$257,000	$253,814
		335,645
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	155,000	179,800
Diversified Operations — 0.0%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	256,709
Electric-Generation — 0.2%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	523,000	533,352
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	96,000	100,943
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	1,235,000	1,336,523
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	92,046
		2,062,864
Electric-Integrated — 0.1%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	340,000	338,755
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	220,000	219,066
		557,821
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,383
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	64,000	68,960
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	200,000	203,000
		281,343
Food-Meat Products — 0.1%
Sigma Alimentos SA de CV Senior Notes 4.13% due 05/02/2026*	560,000	561,400
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	84,000	90,575
Security Description	Principal Amount(18)	Value (Note 2)
Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	$93,000	$94,401
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	208,000	203,487
		297,888
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	89,000	91,225
Medical-Drugs — 0.5%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	439,256
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,161,460
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	248,000	248,477
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	2,000,000	1,995,474
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	1,615,000	1,608,910
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	156,000	156,400
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	431,000	432,994
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	197,000	196,066
		6,239,037
Medical-Generic Drugs — 0.7%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	3,280,000	3,313,820
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,238,000	1,278,253
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	500,000	524,919
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	590,000	626,697

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs (continued)
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	$345,000	$352,606
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	1,320,000	1,344,782
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	395,000	412,528
Perrigo Co. PLC Senior Notes 4.00% due 11/15/2023	232,000	238,539
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 03/15/2021	265,000	274,079
		8,366,223
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	200,000	177,000
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	235,000	252,825
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	40,000	44,747
Encana Corp. Senior Notes 3.90% due 11/15/2021	650,000	651,287
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000	38,771
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	61,219
Nexen Energy ULC Company Guar. Notes 6.20% due 07/30/2019	100,000	111,186
		907,210
Oil Companies-Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	25,000	25,002
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	128,000	128,499
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	195,000	196,133
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	15,000	15,406
Security Description	Principal Amount(18)	Value (Note 2)
Oil Companies-Integrated (continued)
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	$600,000	$610,025
BP Capital Markets PLC Company Guar. Notes 3.02% due 01/16/2027	94,000	95,481
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	1,550,000	1,623,645
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	103,000	105,256
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	95,000	100,056
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	740,000	703,654
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	1,465,000	1,449,404
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	525,000	471,431
Cenovus Energy, Inc. Senior Notes 5.70% due 10/15/2019	165,000	177,115
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*	350,000	369,075
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	426,000	369,299
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	180,000	196,218
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	342,000	342,000
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	149,000	149,256
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	152,000	154,294
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	172,000	175,233
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,180,000	1,243,098
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	1,140,000	1,230,512
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	275,000	303,246
		10,233,338

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	$60,000	$60,750
Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	150,000	156,375
Satellite Telecom — 0.0%
Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*	150,000	142,500
Telesat Canada/Telesat LLC Company Guar. Notes 6.00% due 05/15/2017*	170,000	170,000
		312,500
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	46,000	42,435
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.25% due 02/25/2022	186,000	211,110
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	348,000	348,532
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	205,000	224,475
Telefonos de Mexico SAB de CV Company Guar. Notes 5.50% due 11/15/2019	270,000	299,428
		872,435
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	490,000	507,395
Imperial Brands Finance PLC Company Guar. Notes 2.05% due 07/20/2018*	400,000	402,750
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	1,050,000	1,084,090
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	310,000	328,947
		2,323,182
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	425,000	467,956
Security Description	Principal Amount(18)	Value (Note 2)
Transport-Rail (continued)
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	$285,000	$357,159
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	112,000	138,242
		963,357
Total Foreign Corporate Bonds & Notes (cost $60,828,703)		62,286,016
U.S. GOVERNMENT AGENCIES — 20.6%
Federal Home Loan Bank — 0.1%
Federal Home Loan Bank 1.88% due 12/09/2022	1,000,000	1,022,181
Federal Home Loan Mtg. Corp. — 4.6%
0.88% due 03/07/2018	1,970,000	1,971,544
1.25% due 10/02/2019	1,272,000	1,280,980
2.38% due 01/13/2022	1,097,000	1,155,183
2.49% due 02/01/2037 FRS	63,858	66,417
2.50% due 01/01/2028	191,803	199,193
2.50% due 04/01/2028	649,381	674,530
2.50% due 03/01/2031	349,585	362,556
3.00% due 08/01/2027	570,512	599,484
3.00% due 10/01/2042	353,150	371,849
3.00% due 11/01/2042	363,657	378,793
3.00% due 02/01/2043	805,768	840,168
3.00% due 04/01/2043	382,388	398,125
3.00% due 08/01/2043	1,570,375	1,637,898
3.00% due 07/01/2045	1,350,127	1,404,263
3.00% due 10/01/2045	705,746	734,045
3.00% due October TBA	1,669,000	1,734,326
3.01% due 11/01/2037 FRS	384,162	406,489
3.50% due 11/01/2041	384,875	407,072
3.50% due 03/01/2042	176,587	186,940
3.50% due 08/01/2042	933,780	991,463
3.50% due 09/01/2043	137,573	146,606
3.50% due 03/01/2045	1,166,447	1,230,775
3.50% due 07/01/2045	1,488,836	1,579,418
3.50% due 08/01/2045	555,344	591,259
3.50% due 10/01/2045	1,038,625	1,095,601
3.50% due 11/01/2045	1,303,587	1,375,098
3.50% due 01/01/2046	47,724	50,342
3.50% due October TBA	5,600,000	5,907,891
3.50% due November TBA	5,500,000	5,795,733
3.75% due 03/27/2019	796,000	850,828
4.00% due 09/01/2040	329,561	354,872
4.00% due 10/01/2043	841,159	902,872
4.00% due 07/01/2044	548,106	587,880
4.00% due 10/01/2045	561,299	602,030
4.00% due 11/01/2045	1,083,324	1,161,937
4.00% due November TBA	2,700,000	2,892,902
4.50% due 01/01/2039	13,472	14,744
4.50% due 04/01/2044	132,695	145,246
4.50% due 09/01/2044	1,333,451	1,459,359
4.50% due 03/01/2046	618,601	678,085
4.50% due October TBA	2,600,000	2,846,746
5.00% due 11/01/2043	596,055	666,595

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due October TBA	$2,000,000	$2,215,990
5.50% due 01/01/2036	241,791	274,747
6.00% due 03/01/2040	19,027	21,831
6.25% due 07/15/2032	206,000	311,127
6.75% due 03/15/2031	100,000	154,526
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.08% due 10/25/2047*(3)	730,000	739,517
Series 2012-K19, Class B 4.17% due 05/25/2045*(3)	20,037	21,594
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.73% due 02/25/2024(1)	246,000	252,606
Series 2014-HQ2, Class M2 2.73% due 09/25/2024(1)	500,000	515,506
Series 2015-DNA2, Class M2 3.13% due 12/25/2027(1)	690,500	704,848
Series 2015-HQA1, Class M2 3.18% due 03/25/2028(1)	535,000	547,413
Series 2016-HQA1, Class M2 3.28% due 09/25/2028(1)	159,000	164,004
Series DNA3, Class M2 3.38% due 04/25/2028(1)	2,144,716	2,210,912
Federal Home Loan Mtg. Corp., Structured Pass Through VRS Series K701, Class X1 0.38% due 11/25/2017(3)(4)	2,250,392	4,531
Series K013, Class X1 0.73% due 01/25/2021(3)(4)	2,108,814	45,324
		54,922,613
Federal National Mtg. Assoc. — 12.4%
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.53% due 10/25/2023(1)	57,869	58,593
Federal National Mtg. Assoc. zero coupon due 10/09/2019	7,452,000	7,153,026
0.88% due 10/26/2017	1,700,000	1,702,786
0.88% due 05/21/2018	5,955,000	5,960,288
2.50% due 09/01/2027	96,142	99,674
2.50% due 04/01/2028	421,459	437,654
2.50% due 02/01/2031	485,129	502,950
2.50% due 05/01/2031	624,952	647,909
2.50% due October TBA	6,140,000	6,289,372
2.53% due 09/01/2035 FRS	309,821	324,793
2.63% due 09/06/2024	2,025,000	2,167,815
2.64% due 03/01/2027	301,587	314,000
2.67% due 10/01/2035 FRS	375,412	396,665
2.67% due 05/01/2037 FRS	94,782	99,056
2.78% due 03/01/2027	593,000	624,741
2.78% due 11/01/2036 FRS	157,123	165,992
2.79% due 10/01/2040 FRS	182,138	192,556
2.80% due 07/01/2039 FRS	257,856	270,448
Security Description	Principal Amount(18)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
2.91% due 05/01/2040 FRS	$372,023	$393,289
2.97% due 06/01/2027	1,090,000	1,163,549
2.97% due 06/01/2030	1,235,000	1,301,948
3.00% due 04/01/2027	49,253	51,765
3.00% due 10/01/2027	595,089	625,377
3.00% due 11/01/2027	234,105	246,149
3.00% due 10/01/2030	579,260	608,303
3.00% due 03/01/2042	639,863	666,559
3.00% due 12/01/2042	188,076	195,960
3.00% due 05/01/2043	476,904	496,740
3.00% due 02/01/2045	403,277	419,518
3.00% due 06/01/2045	468,175	491,060
3.00% due 09/01/2046	387,000	402,585
3.00% due October TBA	3,348,000	3,502,793
3.00% due November TBA	1,500,000	1,572,598
3.05% due 10/01/2040 FRS	102,045	107,664
3.08% due 08/01/2035 FRS	208,849	222,832
3.13% due 02/01/2027	402,000	434,646
3.50% due 08/01/2026	240,489	253,724
3.50% due 09/01/2026	285,183	301,728
3.50% due 08/01/2027	76,966	81,212
3.50% due 10/01/2028	96,262	102,628
3.50% due 03/01/2042	415,441	440,117
3.50% due 06/01/2042	287,261	304,172
3.50% due 07/01/2042	83,676	86,842
3.50% due 08/01/2042	856,381	905,446
3.50% due 08/01/2043	635,413	670,303
3.50% due 07/01/2045	358,771	378,911
3.50% due 08/01/2045	468,765	497,637
3.50% due 09/01/2045	777,961	820,997
3.50% due 10/01/2045	549,605	587,070
3.50% due 11/01/2045	778,851	824,315
3.50% due 12/01/2045	1,027,115	1,083,512
3.50% due 02/01/2046	461,166	486,488
3.50% due 03/01/2046	700,795	739,275
3.50% due 06/01/2046	9,347,844	9,864,500
3.50% due October TBA	37,112,000	39,156,696
4.00% due 06/01/2039	200,457	221,801
4.00% due 10/01/2040	243,247	261,474
4.00% due 11/01/2040	381,711	411,019
4.00% due 10/01/2041	312,392	336,552
4.00% due 11/01/2041	330,532	356,266
4.00% due 01/01/2043	1,137,235	1,238,571
4.00% due 10/01/2043	94,700	101,974
4.00% due 12/01/2043	371,981	409,107
4.00% due 10/01/2044	661,268	710,403
4.00% due 02/01/2045	1,256,259	1,364,000
4.00% due October TBA	17,566,000	18,815,266
4.50% due 10/01/2024	76,227	79,021
4.50% due 06/01/2039	1,054,612	1,165,680
4.50% due 05/01/2041	167,615	184,253
4.50% due 07/01/2041	93,292	102,384
4.50% due 03/01/2042	460,089	505,930
4.50% due 08/01/2045	1,330,076	1,492,962
4.50% due October TBA	10,806,000	11,834,002
5.00% due 05/01/2040	325,848	364,117

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due 06/01/2040	$37,241	$41,390
5.00% due 07/01/2040	722,023	803,143
5.00% due 02/01/2045	903,910	1,023,977
5.50% due 12/01/2029	56,768	63,902
5.50% due 08/01/2037	210,390	238,150
5.50% due 06/01/2038	131,450	149,305
5.50% due October TBA	1,900,000	2,141,062
6.00% due 11/01/2038	15,622	17,916
6.00% due 06/01/2040	122,925	140,918
6.50% due 10/01/2037	1,511	1,741
6.63% due 11/15/2030	871,000	1,324,458
7.25% due 05/15/2030	2,260,000	3,581,045
		147,379,015
Government National Mtg. Assoc. — 3.5%
3.00% due 02/20/2045	440,742	462,324
3.00% due 05/20/2045	346,770	363,751
3.00% due 07/20/2045	73,873	77,491
3.00% due 02/20/2046	5,526,557	5,797,187
3.00% due October TBA	13,446,000	14,085,735
3.50% due 03/20/2045	329,730	350,337
3.50% due 04/20/2045	511,209	543,080
3.50% due 07/20/2045	148,176	157,448
3.50% due October TBA	6,200,000	6,588,300
4.00% due 03/15/2039	153,800	165,340
4.00% due 04/15/2039	12,623	13,570
4.00% due 05/15/2039	44,743	48,090
4.00% due 08/15/2039	16,638	18,037
4.00% due 10/15/2039	61,644	66,232
4.00% due 03/15/2040	60,348	64,962
4.00% due 09/15/2040	35,571	38,251
4.00% due 10/15/2040	33,945	36,532
4.00% due 12/15/2040	18,930	20,502
4.00% due 01/15/2041	17,485	18,797
4.00% due 02/15/2041	16,930	18,197
4.00% due 06/15/2041	155,847	168,936
4.00% due 07/15/2041	51,961	55,867
4.00% due 08/15/2041	518,926	560,696
4.00% due 09/15/2041	96,967	104,335
4.00% due 10/15/2041	198,485	213,814
4.00% due 11/15/2041	192,826	207,296
4.00% due 12/15/2041	234,831	252,883
4.00% due 01/15/2042	41,981	45,161
4.00% due 02/15/2042	17,312	18,662
4.00% due 03/15/2042	129,288	139,360
4.00% due 04/15/2042	8,193	8,806
4.00% due 03/20/2044	225,554	241,754
4.00% due 07/20/2045	291,755	312,703
4.00% due 10/20/2045	119,119	127,819
4.00% due October TBA	4,600,000	4,929,008
4.50% due 04/15/2018	7,540	7,698
4.50% due 05/15/2018	47,319	48,153
4.50% due 08/15/2018	2,585	2,640
4.50% due 09/15/2018	28,343	28,868
4.50% due 10/15/2018	142,129	145,284
4.50% due 09/15/2033	72,638	80,915
Security Description	Principal Amount(18)	Value (Note 2)
Government National Mtg. Assoc. (continued)
4.50% due 03/15/2039	$129,296	$143,127
4.50% due 05/15/2039	72,141	79,736
4.50% due 07/15/2039	43,454	48,061
4.50% due 10/15/2039	158,183	174,712
4.50% due 11/15/2039	3,821	4,220
4.50% due 01/15/2040	53,787	59,529
4.50% due 02/15/2040	81,432	90,393
4.50% due 03/15/2040	51,405	56,769
4.50% due 04/15/2040	2,796	3,088
4.50% due 05/15/2040	12,034	13,314
4.50% due 07/15/2040	46,096	51,150
4.50% due 04/15/2041	23,450	25,956
4.50% due 05/15/2041	164,094	181,637
4.50% due 06/15/2041	30,346	33,766
4.50% due 07/15/2041	150,294	166,174
4.50% due 08/15/2041	81,957	90,649
4.50% due 09/20/2045	13,432	14,509
4.50% due 10/20/2045	7,027	7,590
4.50% due 05/20/2046	11,922	12,879
5.00% due 06/15/2033	3,779	4,255
5.00% due 08/15/2033	23,580	26,642
5.00% due 09/15/2033	46,970	52,878
5.00% due 10/15/2033	25,648	28,830
5.00% due 11/15/2033	5,940	6,769
5.00% due 06/15/2034	105,674	118,942
5.00% due 05/15/2035	2,927	3,263
5.00% due 09/15/2035	3,763	4,238
5.00% due 11/15/2035	126,838	141,389
5.00% due 02/15/2036	40,742	45,416
5.00% due 02/20/2036	166,101	184,105
5.00% due 03/15/2036	26,441	29,475
5.00% due 05/15/2036	88,077	98,999
5.00% due 06/15/2036	43,789	48,812
5.00% due 08/15/2038	312,499	349,177
5.50% due 02/15/2032	2,182	2,467
5.50% due 03/15/2032	6,039	6,917
5.50% due 12/15/2032	6,786	7,766
5.50% due 01/15/2033	3,252	3,720
5.50% due 02/15/2033	20,032	22,820
5.50% due 03/15/2033	75,851	85,952
5.50% due 04/15/2033	64,817	73,956
5.50% due 05/15/2033	462	463
5.50% due 06/15/2033	78,608	89,458
5.50% due 07/15/2033	279,990	318,638
5.50% due 08/15/2033	64,077	73,514
5.50% due 09/15/2033	10,939	12,646
5.50% due 11/15/2033	37,243	42,098
5.50% due 12/15/2033	3,611	4,119
5.50% due 01/15/2034	105,821	120,551
5.50% due 02/15/2034	54,650	61,769
6.00% due 04/15/2028	137,939	161,485
6.00% due 01/15/2029	23,819	27,287
6.00% due 03/15/2029	23,350	26,751
6.00% due 11/15/2031	7,413	8,492
6.00% due 12/15/2031	13,960	15,993
6.00% due 04/15/2032	18,626	21,869

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 09/15/2032	$15,019	$17,594
6.00% due 10/15/2032	81,599	95,775
6.00% due 11/15/2032	24,026	28,152
6.00% due 01/15/2033	3,502	4,111
6.00% due 02/15/2033	35,208	40,722
6.00% due 03/15/2033	13,672	15,965
6.00% due 09/15/2033	18,333	21,002
6.00% due 01/15/2034	174,807	200,262
6.00% due 03/15/2034	16,552	18,962
6.00% due 05/15/2034	5,926	6,789
6.00% due 07/15/2034	9,560	11,075
6.00% due 08/15/2034	140,562	164,413
6.00% due 09/15/2034	11,403	13,101
6.00% due 11/15/2034	73,056	83,694
6.00% due 03/15/2035	47,351	54,278
6.00% due 08/15/2035	90,037	103,177
6.00% due 01/15/2036	38,220	44,427
6.00% due 02/15/2036	38,783	44,430
6.00% due 04/15/2036	73,201	84,095
6.00% due 05/15/2036	37,290	43,154
6.00% due 06/15/2036	84,110	97,133
6.00% due 07/15/2036	4,277	4,899
6.00% due 08/15/2036	84,536	96,901
6.00% due 09/15/2036	70,891	81,213
6.00% due 10/15/2036	170,560	196,186
6.00% due 11/15/2036	60,993	70,955
6.00% due 12/15/2036	14,106	16,325
6.50% due 09/15/2028	4,859	5,604
6.50% due 09/15/2031	11,137	12,843
6.50% due 10/15/2031	5,066	5,842
6.50% due 11/15/2031	1,277	1,472
6.50% due 12/15/2031	6,468	7,459
7.50% due 09/15/2030	20,495	21,091
		41,937,102
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	105,000	106,771
Total U.S. Government Agencies (cost $241,871,024)		245,367,682
U.S. GOVERNMENT TREASURIES — 37.5%
United States Treasury Bonds — 7.6%
2.50% due 02/15/2045	7,660,000	7,916,135
2.50% due 02/15/2046	664,000	686,306
2.50% due 05/15/2046	1,817,000	1,880,595
2.75% due 08/15/2042	5,928,000	6,459,670
2.75% due 11/15/2042	1,812,000	1,972,532
2.88% due 05/15/2043	5,218,000	5,809,920
2.88% due 08/15/2045	2,023,000	2,253,274
3.00% due 11/15/2044	2,461,000	2,806,020
3.00% due 05/15/2045	1,125,000	1,282,676
3.00% due 11/15/2045	4,864,000	5,549,902
3.13% due 11/15/2041	1,919,000	2,233,685
3.13% due 02/15/2042	547,000	637,062
3.13% due 02/15/2043	1,770,000	2,062,257
3.13% due 08/15/2044	1,728,000	2,016,697
3.38% due 05/15/2044	869,000	1,060,282
Security Description	Principal Amount(18)	Value (Note 2)
United States Treasury Bonds (continued)
3.50% due 02/15/2039	$1,764,000	$2,184,328
3.63% due 08/15/2043	3,158,000	4,020,406
3.63% due 02/15/2044	2,706,000	3,445,604
3.75% due 08/15/2041	427,000	548,612
3.88% due 08/15/2040	1,626,000	2,121,104
4.25% due 05/15/2039	67,000	91,866
4.25% due 11/15/2040	1,100,000	1,514,648
4.38% due 02/15/2038	568,000	792,271
4.38% due 11/15/2039	1,271,000	1,772,251
4.38% due 05/15/2040	953,000	1,331,632
4.50% due 02/15/2036	1,279,000	1,799,993
4.63% due 02/15/2040	1,187,000	1,712,618
4.75% due 02/15/2041	1,123,000	1,656,820
5.25% due 11/15/2028	1,297,000	1,795,686
5.25% due 02/15/2029	1,966,000	2,733,585
5.38% due 02/15/2031	853,000	1,244,480
6.13% due 11/15/2027	544,000	789,650
6.25% due 08/15/2023	1,613,000	2,126,892
6.38% due 08/15/2027	1,217,000	1,788,324
6.75% due 08/15/2026	377,000	554,912
7.88% due 02/15/2021	1,267,000	1,632,599
8.13% due 08/15/2019	39,000	46,960
8.13% due 05/15/2021	13,000	17,085
8.75% due 05/15/2017	1,725,000	1,811,790
8.75% due 05/15/2020	1,035,000	1,319,423
8.75% due 08/15/2020	1,389,000	1,796,205
9.00% due 11/15/2018	3,770,000	4,423,416
9.13% due 05/15/2018	32,000	36,310
		89,736,483
United States Treasury Notes — 29.9%
0.13% due 04/15/2018 TIPS(12)	467,454	472,545
0.13% due 07/15/2024 TIPS(11)(12)(20)	16,470,025	16,710,471
0.25% due 01/15/2025 TIPS(12)	13,800,263	14,056,009
0.50% due 04/30/2017	944,000	943,791
0.50% due 07/31/2017	2,917,000	2,914,264
0.63% due 05/31/2017	4,793,000	4,793,935
0.63% due 08/31/2017	12,809,000	12,805,503
0.63% due 11/30/2017	4,916,000	4,912,161
0.63% due 04/30/2018	2,441,000	2,436,994
0.75% due 06/30/2017	10,430,000	10,441,390
0.75% due 02/28/2018	368,000	368,115
0.75% due 08/31/2018	7,313,000	7,311,574
0.88% due 02/28/2017	3,258,000	3,264,845
0.88% due 07/31/2019	9,593,000	9,595,245
1.00% due 10/31/2016	243,000	243,161
1.00% due 03/31/2017	6,007,000	6,022,030
1.00% due 06/30/2019	10,922,000	10,963,809
1.13% due 05/31/2019	5,211,000	5,249,676
1.13% due 12/31/2019	1,985,000	1,996,166
1.13% due 02/28/2021	8,000	8,005
1.13% due 06/30/2021	830,000	829,027
1.13% due 07/31/2021	114,000	113,835
1.25% due 11/30/2018	6,968,000	7,032,238
1.25% due 01/31/2019	18,191,000	18,367,944
1.25% due 01/31/2020	179,000	180,650

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.25% due 02/29/2020	$7,378,000	$7,444,572
1.38% due 07/31/2018	1,587,000	1,604,171
1.38% due 09/30/2018	7,787,000	7,874,907
1.38% due 12/31/2018	3,941,000	3,989,033
1.38% due 02/28/2019	6,215,000	6,294,142
1.38% due 03/31/2020	722,000	731,448
1.38% due 04/30/2020	261,000	264,395
1.38% due 05/31/2020	4,553,000	4,610,090
1.38% due 09/30/2020	387,000	391,611
1.38% due 01/31/2021	206,000	208,253
1.50% due 08/31/2018	4,979,000	5,046,296
1.50% due 01/31/2022	13,912,000	14,096,765
1.50% due 02/28/2023	4,797,000	4,834,287
1.63% due 08/15/2022	9,967,000	10,146,874
1.63% due 11/15/2022	13,867,000	14,099,383
1.63% due 02/15/2026	717,000	718,233
1.63% due 05/15/2026	111,000	111,147
1.75% due 10/31/2020	4,136,000	4,244,731
1.75% due 12/31/2020	69,000	70,844
1.75% due 05/15/2022	4,641,000	4,757,930
1.75% due 09/30/2022	325,000	333,036
1.75% due 05/15/2023	23,574,000	24,103,496
1.88% due 08/31/2017	3,079,000	3,112,441
1.88% due 10/31/2017	984,000	996,415
1.88% due 10/31/2022	967,000	997,635
2.00% due 05/31/2021	3,075,000	3,191,995
2.00% due 11/15/2021	4,434,000	4,606,855
2.00% due 07/31/2022	87,000	90,395
2.00% due 02/15/2023	9,939,000	10,324,912
2.00% due 02/15/2025	6,612,000	6,847,037
2.00% due 08/15/2025	5,300,000	5,484,673
2.13% due 06/30/2021	6,094,000	6,362,995
2.13% due 08/15/2021	7,667,000	8,006,625
2.13% due 06/30/2022	950,000	993,678
2.13% due 05/15/2025	4,792,000	5,009,888
2.25% due 11/15/2024	5,269,000	5,563,116
2.25% due 11/15/2025	773,000	815,998
2.38% due 05/31/2018	4,163,000	4,273,906
2.38% due 08/15/2024	5,657,000	6,027,358
2.50% due 08/15/2023	6,555,000	7,022,299
2.50% due 05/15/2024	478,000	513,626
2.63% due 08/15/2020	922,000	976,528
2.63% due 11/15/2020	2,646,000	2,808,999
2.75% due 02/15/2019	1,649,000	1,723,719
3.13% due 05/15/2019	2,092,000	2,214,987
3.13% due 05/15/2021	7,000	7,616
3.38% due 11/15/2019	816,000	877,264
3.50% due 05/15/2020	699,000	760,299
3.63% due 08/15/2019	19,000	20,475
3.63% due 02/15/2020	3,814,000	4,147,725
3.63% due 02/15/2021	3,869,000	4,280,232
4.00% due 08/15/2018	29,000	30,766
4.25% due 11/15/2017	69,000	71,717
Security Description	Principal Amount(18)	Value (Note 2)
United States Treasury Notes (continued)
4.50% due 05/15/2017	$30,000	$30,724
		356,201,925
Total U.S. Government Treasuries (cost $424,261,328)		445,938,408
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	90,000	119,941
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	690,000	906,474
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	115,000	155,242
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	190,000	218,643
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(10)	2,400,000	912,000
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(10)	1,315,000	499,700
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(10)	290,000	110,200
State of California General Obligation Bonds 7.55% due 04/01/2039	590,000	944,832
State of California General Obligation Bonds 7.60% due 11/01/2040	655,000	1,061,840
State of California General Obligation Bonds 7.63% due 03/01/2040	310,000	490,646
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	175,000	168,700
Total Municipal Bonds & Notes (cost $5,410,671)		5,588,218

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
LOANS(8)(9)(13) — 2.1%
Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.25% due 07/23/2021	$520,823	$514,703
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-E 3.50% due 05/14/2022	665,362	665,084
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B2 4.08% due 07/08/2022	16,173	16,285
SS&C Technologies, Inc. FRS BTL-B1 4.00% due 07/08/2022	134,022	134,956
Verint Systems, Inc. FRS BTL 3.50% due 09/06/2019	130,394	130,720
		281,961
Auto-Cars/Light Trucks — 0.0%
FCA US LLC FRS BTL-B 3.25% due 12/31/2018	129,520	129,589
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. BTL-B 3.85% due 09/21/2023	75,000	75,344
Univision Communications, Inc. FRS BTL-C4 4.00% due 03/01/2020	242,327	242,529
		317,873
Building & Construction Products-Misc. — 0.0%
Summit Materials Co. I LLC FRS BTL 4.00% due 07/17/2022	98,750	99,028
Cable/Satellite TV — 0.1%
Charter Communications Operating LLC FRS BTL 3.50% due 01/24/2023	199,000	200,161
Neptune Finco Corp. FRS BTL 5.00% due 10/09/2022	229,425	229,425
Ziggo BV FRS BTL-B1 3.50% due 01/15/2022	129,425	129,142
Ziggo BV FRS BTL-B2 3.60% due 01/15/2022	76,702	76,534
Ziggo BV FRS BTL-B3 3.60% due 01/15/2022	23,834	23,781
		659,043
Security Description	Principal Amount(18)	Value (Note 2)
Casino Hotels — 0.0%
Boyd Gaming Corp. BTL-B2 3.80% due 09/15/2023	$135,000	$135,742
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 11.25% due 03/01/2017(15)(17)	100,616	109,797
		245,539
Cellular Telecom — 0.0%
LTS Buyer LLC FRS 1st Lien 4.00% due 04/13/2020	165,374	165,002
Chemicals-Specialty — 0.0%
Chemours Co. FRS BTL-B 3.75% due 05/12/2022	217,771	215,321
Minerals Technologies, Inc. FRS Term Loan B 3.75% due 05/09/2021	77,891	78,281
		293,602
Coal — 0.0%
Arch Coal, Inc. FRS DIP-Delayed Draw 5.00% due 01/31/2017 (10)(17)(19)	55,000	54,966
Arch Coal, Inc. FRS BTL-B 7.50% due 05/16/2018(17)	244,317	184,459
		239,425
Commercial Services — 0.1%
Brand Energy & Infrastructure Services, Inc. FRS BTL-B 4.75% due 11/26/2020	184,775	182,350
Brickman Group, Ltd. FRS 1st Lien 4.00% due 12/18/2020	343,746	342,457
ServiceMaster Co. LLC FRS BTL-B 4.25% due 07/01/2021	438,768	443,018
		967,825
Commercial Services-Finance — 0.1%
TransUnion LLC FRS BTL-B2 3.50% due 04/09/2021	235,641	236,230
Wex, Inc. FRS BTL-B 4.25% due 06/30/2023	299,250	302,093
		538,323
Computers-Periphery Equipment — 0.0%
CDW LLC FRS BTL 3.00% due 08/04/2023	244,946	245,405

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
LOANS(8)(9)(13) (continued)
Consumer Products-Misc. — 0.0%
Dell, Inc. BTL-B 4.00% due 09/07/2023	$140,000	$140,758
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. FRS BTL-B 3.50% due 09/01/2022	118,500	119,093
Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc., Series G FRS BTL 3.50% due 01/06/2021	577,179	577,018
Coveris Holdings SA FRS BTL-B1 4.50% due 05/08/2019	242,476	241,769
Reynolds Group Holdings, Inc. FRS BTL 4.25% due 02/05/2023	350,000	350,915
		1,169,702
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL 3.75% due 10/27/2022	54,725	54,770
Galleria Co. FRS BTL-B 3.75% due 01/26/2023	110,000	110,344
		165,114
Data Processing/Management — 0.1%
First Data Corp. FRS BTL 4.18% due 07/08/2022	645,000	648,494
First Data Corp. FRS BTL 4.43% due 03/24/2021	418,302	420,584
		1,069,078
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	111,977	109,598
Diagnostic Kits — 0.0%
Alere, Inc. FRS BTL-B 4.25% due 06/18/2022	248,741	246,495
Dialysis Centers — 0.0%
U.S. Renal Care, Inc. FRS BTL 5.25% due 12/31/2022	238,200	228,672
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 4.25% due 09/26/2021	127,733	121,134
Security Description	Principal Amount(18)	Value (Note 2)
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc. FRS BTL 4.00% due 10/01/2022	$163,350	$163,554
Nexeo Solutions LLC FRS BTL-B 5.25% due 06/09/2023	144,638	145,542
Univar USA, Inc. FRS BTL 4.25% due 07/01/2022	163,350	163,316
		472,412
Diversified Minerals — 0.0%
American Rock Salt Co. LLC FRS 1st Lien 4.75% due 05/20/2021	175,950	169,205
American Rock Salt Co. LLC FRS BTL 4.75% due 05/20/2021	123,111	118,494
		287,699
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC 1st Lien DIP 5.00% due 10/17/2017(17)	95,000	95,499
Texas Competitive Electric Holdings Co. LLC DIP-C 5.00% due 10/17/2017(17)	20,000	20,105
		115,604
Electronic Components-Semiconductors — 0.1%
Avago Technologies Cayman Finance, Ltd. FRS BTL-B3 3.52% due 02/01/2023	178,801	180,868
NXP BV FRS BTL-D 3.25% due 01/11/2020	184,300	184,789
NXP NV BTL-F 3.40% due 12/07/2020	114,638	115,104
ON Semiconductor Corp. FRS BTL-B 5.25% due 03/31/2023	110,000	110,581
		591,342
Electronic Measurement Instruments — 0.0%
Sensus USA, Inc. FRS BTL 6.50% due 04/05/2023	214,463	215,356
Extended Service Contracts — 0.0%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.75% due 03/01/2021	263,250	260,508

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
LOANS(8)(9)(13) (continued)
Extended Service Contracts (continued)
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.75% due 02/28/2022	$125,000	$124,062
		384,570
Food-Baking — 0.0%
Hostess Brands LLC FRS 1st Lien 4.50% due 08/03/2022	133,650	134,247
Food-Meat Products — 0.0%
JBS USA LLC FRS BTL-B 4.00% due 10/30/2022	456,550	456,265
Food-Retail — 0.0%
Albertsons LLC FRS BTL-B 4.50% due 08/25/2021	152,878	153,719
Albertsons LLC FRS BTL-B 4.75% due 12/21/2022	99,501	100,309
		254,028
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B2 6.00% due 10/01/2021	152,288	152,406
Hotels/Motels — 0.0%
La Quinta Intermediate Holdings LLC FRS BTL-B 3.75% due 04/14/2021	115,302	114,581
Human Resources — 0.0%
On Assignment, Inc. FRS BTL-B 3.50% due 06/03/2022	187,067	188,236
Independent Power Producers — 0.1%
Calpine Corp. FRS BTL 3.84% due 05/31/2023	623,438	626,684
NRG Energy, Inc. FRS BTL-B 3.50% due 06/30/2023	243,109	243,515
		870,199
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 4.00% due 10/02/2020	341,250	341,036
USI, Inc. FRS BTL-B 4.25% due 12/27/2019	325,802	325,734
		666,770
Security Description	Principal Amount(18)	Value (Note 2)
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B2 4.25% due 07/08/2020	$311,560	$311,894
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021	305,000	302,636
		614,530
Internet Connectivity Services — 0.0%
Zayo Group LLC FRS BTL-B 3.75% due 05/06/2021	440,500	441,916
Investment Companies — 0.0%
Camelot UK Holdco, Ltd. BTL-B 4.75% due 09/07/2023	100,000	100,031
Frank Russell Co. FRS BTL 6.75% due 06/01/2023	134,663	133,484
		233,515
Investment Management/Advisor Services — 0.1%
SAM Finance Lux SARL FRS BTL 4.25% due 12/17/2020	503,370	502,898
Leisure Games — 0.0%
Aristocrat International Pty, Ltd. FRS BTL-B1 3.50% due 10/20/2021	103,846	104,106
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020	242,500	234,679
RBS Global, Inc. FRS 1st Lien 4.00% due 08/21/2020	323,324	323,055
		557,734
Medical Labs & Testing Services — 0.0%
American Renal Holdings, Inc. FRS 1st Lien 4.50% due 09/20/2019	190,499	188,356
inVentiv Health, Inc. BTL-B 4.75% due 09/28/2023	180,000	180,054
Medpace Holdings, Inc. FRS 1st Lien 4.75% due 04/01/2021	31,132	31,093
		399,503
Medical-Drugs — 0.1%
Endo Lux Finance Co. FRS BTL 3.75% due 09/26/2022	362,263	361,357
PRA Holdings, Inc. FRS 1st Lien 4.50% due 09/23/2020	166,444	166,949
		528,306

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
LOANS(8)(9)(13) (continued)
Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 5.00% due 06/07/2023	$263,112	$266,260
Opal Acquisition, Inc. FRS 1st Lien 5.00% due 11/27/2020	302,895	281,440
		547,700
Medical-Hospitals — 0.0%
Acadia Healthcare Co., Inc. FRS BTL-B 4.50% due 02/16/2023	119,100	119,993
CHS/Community Health Systems, Inc. FRS BTL-G 3.75% due 12/31/2019	36,054	35,328
CHS/Community Health Systems, Inc. FRS BTL-H 4.00% due 01/27/2021	170,986	167,737
		323,058
Medical-Wholesale Drug Distribution — 0.0%
Vizient, Inc. FRS First Lien 6.25% due 02/13/2023	140,776	142,126
Metal Processors & Fabrication — 0.1%
AFGlobal Corp. FRS 1st Lien 5.00% due 12/19/2019	97,013	43,656
Crosby US Acquisition Corp. FRS 1st Lien 4.00% due 11/23/2020	530,013	440,904
		484,560
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/06/2021	173,846	171,052
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS BTL-B 5.25% due 07/18/2021(7)(17)	98,750	23,042
Seadrill Operating LP FRS BTL-B 4.00% due 02/21/2021	214,194	106,494
		129,536
Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS 1st Lien 5.25% due 08/04/2020	100,000	54,583
California Resources Corp. BTL 11.38% due 12/31/2021	130,000	136,283
Chesapeake Energy Corp. BTL 8.50% due 08/23/2021	105,000	109,883
Security Description	Principal Amount(18)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Templar Energy LLC FRS 2nd Lien 8.50% due 11/25/2020(24)	$100,000	$23,750
		324,499
Oil Companies-Integrated — 0.0%
Power Buyer LLC FRS BTL 4.25% due 05/06/2020	246,974	246,047
Oil Refining & Marketing — 0.0%
Western Refining, Inc. FRS BTL-B 4.25% due 11/12/2020	116,700	116,335
Physicians Practice Management — 0.0%
Envision Healthcare Corp. FRS BTL-B2 4.50% due 10/28/2022	129,025	129,408
Pipelines — 0.0%
Energy Transfer Equity LP FRS BTL 3.25% due 12/02/2019	280,500	277,344
Professional Sports — 0.1%
Delta 2 Lux Sarl FRS BTL-B3 4.75% due 07/30/2021	400,000	400,250
Delta 2 Lux SARL FRS 2nd Lien 7.75% due 07/31/2022	120,000	120,150
		520,400
Real Estate Investment Trusts — 0.0%
MGM Growth Properties Operating Partnership LP FRS BTL-B 4.00% due 04/25/2023	293,525	296,002
Real Estate Management/Services — 0.0%
DTZ US Borrower LLC FRS 1st Lien 4.25% due 11/04/2021	246,875	246,361
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL-B 4.50% due 11/15/2020	177,042	130,126
Rental Auto/Equipment — 0.0%
Fly Funding II Sarl FRS BTL-B 3.50% due 08/09/2019	112,125	112,055
Research & Development — 0.0%
Pharmaceutical Product Development LLC FRS BTL-B 4.25% due 08/18/2022	223,481	224,096
Retail-Apparel/Shoe — 0.0%
Kate Spade & Co. FRS BTL-B 4.00% due 04/10/2021	181,300	181,187

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
LOANS(8)(9)(13) (continued)
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. FRS BTL-B2 4.00% due 01/28/2020	$80,353	$80,453
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL 4.00% due 08/18/2023	100,000	100,500
Retail-Bedding — 0.0%
Serta Simmons Bedding LLC FRS BTL 4.25% due 10/01/2019	190,315	190,702
Retail-Discount — 0.1%
BJ's Wholesale Club, Inc. FRS 1st Lien 4.50% due 09/26/2019	599,515	599,856
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. FRS BTL-B 4.25% due 08/19/2022	283,124	283,781
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.25% due 03/11/2022	115,926	116,070
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 4.00% due 06/05/2020	152,675	152,198
Steel-Specialty — 0.0%
Signode Industrial Group US, Inc. FRS BTL-B 3.75% due 05/01/2021	82,704	82,394
Telecom Services — 0.0%
UPC Financing Partnership FRS BTL 4.08% due 08/31/2024	175,000	175,656
Telecommunication Equipment — 0.0%
CommScope, Inc. FRS BTL 3.83% due 12/29/2022	118,800	119,505
Telephone-Integrated — 0.1%
Level 3 Financing, Inc. FRS BTL-B2 3.50% due 05/31/2022	425,000	427,302
Level 3 Financing, Inc. FRS BTL-B 4.00% due 01/15/2020	200,000	200,938
		628,240
Television — 0.1%
ION Media Networks, Inc. FRS BTL-B 4.75% due 12/18/2020	137,551	138,353
Security Description	Principal Amount(18)		Value (Note 2)
Television (continued)
Mission Broadcasting, Inc. BTL-B2 3.85% due 09/26/2023		$5,000	$5,023
Tribune Media Co. FRS BTL 3.75% due 12/27/2020		614,646	617,720
			761,096
Transport-Truck — 0.0%
Kenan Advantage Group, Inc. FRS Delayed Draw 1.50% due 01/31/2017(19)		5,267	5,235
Kenan Advantage Group, Inc. FRS BTL 4.00% due 07/31/2022		68,606	68,199
Kenan Advantage Group, Inc. FRS BTL-B 4.00% due 07/31/2022		20,264	20,144
			93,578
Total Loans (cost $25,457,211)			25,004,190
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Central Bank — 0.2%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	54,190,000	1,562,070
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		159,000	159,423
Sovereign — 1.3%
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(12)	BRL	11,062,655	3,473,749
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 08/15/2022(12)	BRL	4,038,001	1,253,415
Government of Romania Bills 0.49% due 06/26/2017	RON	10,005,000	2,517,643
Government of Romania Bills 0.51% due 08/28/2017	RON	4,810,000	1,208,538
Oriental Republic of Uruguay Senior Notes 3.70% due 06/26/2037(12)	UYU	18,274,840	521,729
Republic of Argentina Senior Notes 4.74% due 12/31/2038(6)	EUR	935,000	689,018
Republic of Colombia Bonds 4.25% due 05/17/2017(12)	COP	2,599,775,790	905,623
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	13,416,000,000	1,084,505

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	13,915,000,000	$1,153,097
Republic of South Africa Senior Notes 4.30% due 10/12/2028		445,000	440,550
Republic of Turkey Bonds 10.60% due 02/11/2026	TRY	3,275,000	1,163,438
State of Qatar Senior Notes 4.63% due 06/02/2046*		340,000	371,450
United Mexican States Senior Notes 3.50% due 01/21/2021		135,000	143,505
United Mexican States Senior Notes 4.35% due 01/15/2047		495,000	486,338
United Mexican States Senior Notes 4.75% due 03/08/2044		224,000	232,120
			15,644,718
Total Foreign Government Obligations (cost $17,008,959)			17,366,211
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMIH Corp.†		1,989	4,654
Television — 0.0%
ION Media Networks, Inc.†(7)(10)		22	26,620
Total Common Stocks (cost $0)			31,274
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%		7,606	195,855
Telecom Services — 0.0%
Qwest Corp. 6.13%		14,710	374,369
Total Preferred Securities (cost $557,871)			570,224
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(16)	EUR	800,000	835,840
Banco Bilbao Vizcaya Argentaria SA FRS 8.88% due 04/14/2021(16)	EUR	200,000	235,903
Banco Bilbao Vizcaya Argentaria SA FRS 9.00% due 05/09/2018(16)		800,000	819,240
Banco Santander SA FRS 6.25% due 03/12/2019(16)	EUR	500,000	502,699
Banco Santander SA FRS 6.25% due 09/11/2021(16)	EUR	200,000	201,080
Security Description	Principal Amount(18)		Value (Note 2)
Banks-Commercial (continued)
Bank of Ireland FRS 7.38% due 06/18/2020 (10)(16)	EUR	700,000	$748,718
Intesa Sanpaolo SpA FRS 7.70% due 09/17/2025*(16)		1,025,000	896,875
Santander UK Group Holdings PLC FRS 7.38% due 06/24/2022(16)	GBP	425,000	542,463
			4,782,818
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS 1.85% due 06/01/2077		300,000	258,000
Banks-Super Regional — 0.0%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(16)		209,000	202,521
Wells Fargo Capital X 5.95% due 12/01/2086		84,000	92,190
			294,711
Building Societies — 0.1%
Nationwide Building Society FRS 6.88% due 06/20/2019(16)	GBP	545,000	673,024
Diversified Banking Institutions — 0.8%
Barclays PLC FRS 8.00% due 12/15/2020(16)	EUR	785,000	881,829
BNP Paribas SA FRS 7.63% due 03/30/2021*(16)		470,000	483,763
Credit Agricole SA FRS 6.50% due 06/23/2021(16)	EUR	410,000	457,580
Credit Agricole SA FRS 7.50% due 06/23/2026(16)	GBP	100,000	127,995
Credit Agricole SA FRS 8.13% due 12/23/2025*(16)		825,000	874,500
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(16)		1,735,000	1,641,744
HSBC Holdings PLC FRS 5.25% due 09/16/2022(16)	EUR	200,000	219,750
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(16)		192,000	203,100
Royal Bank of Scotland Group PLC FRS 7.50% due 08/10/2020(16)		520,000	477,100
Royal Bank of Scotland Group PLC FRS 8.63% due 08/15/2021(16)		415,000	406,181
Societe Generale SA FRS 7.38% due 09/13/2021*(16)		1,086,000	1,064,280
Societe Generale SA FRS 8.25% due 11/29/2018(16)		740,000	750,145
UBS Group AG FRS 5.75% due 02/19/2022(16)	EUR	200,000	231,205
UBS Group AG FRS 6.88% due 03/22/2021(16)		450,000	443,722
UBS Group AG FRS 7.00% due 02/19/2025(16)		200,000	211,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(18)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
UBS Group AG FRS 7.13% due 02/19/2020(16)	$600,000	$607,620
UniCredit SpA FRS 8.00% due 06/03/2024(16)	210,000	176,482
		9,257,996
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	123,000	127,280
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056 †(7)(10)	58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	142,000	144,175
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	175,000	139,125
Food-Dairy Products — 0.0%
Land O'Lakes Capital Trust I 7.45% due 03/15/2028*	230,000	254,150
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	65,000	67,762
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	167,000	180,160
		247,922
Insurance-Multi-line — 0.1%
MetLife Capital Trust IV 7.88% due 12/15/2067*	150,000	188,190
MetLife, Inc. 6.40% due 12/15/2066	189,000	209,199
		397,389
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	250,000	377,500
Sompo Japan Insurance, Inc. FRS 5.33% due 03/28/2073*	450,000	503,437
		880,937
Pipelines — 0.0%
Transcanada Trust FRS 5.63% due 05/20/2075	83,000	84,038
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	284,000	303,525
Total Preferred Securities/Capital Securities (cost $18,589,519)		17,845,096
Security Description	Principal Amount(18)		Value (Note 2)
OPTIONS — PURCHASED†(10)(21) — 0.0%
Put Options — Purchased		$7,199,000	$13,574
Put Options — Purchased	CNH	19,911,000	39,028
Total Options — Purchased (cost $113,386)			52,602
Total Long-Term Investment Securities (cost $1,233,113,079)			1,276,837,045
REPURCHASE AGREEMENTS — 3.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 09/30/2016, to be repurchased 10/03/2016 in the amount of $1,550,001 and collateralized by $1,455,000 of United States Treasury Notes, bearing interest at 3.38% due 11/15/2019 and having an approximate value of $1,584,814		1,550,000	1,550,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 09/30/2016, to be repurchased 10/03/2016 in the amount of $10,559,009 and collateralized by $10,285,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $10,773,538		10,559,000	10,559,000
Bank of America Securities LLC Joint Repurchase Agreement(22)		5,520,000	5,520,000
Barclays Capital, Inc. Joint Repurchase Agreement(22)		2,760,000	2,760,000
BNP Paribas SA Joint Repurchase Agreement(22)		5,520,000	5,520,000
Deutsche Bank AG Joint Repurchase Agreement(22)		10,370,000	10,370,000
RBS Securities, Inc. Joint Repurchase Agreement(22)		1,380,000	1,380,000
Total Repurchase Agreements (cost $37,659,000)			37,659,000
TOTAL INVESTMENTS (cost $1,270,772,079)(23)		110.4%	1,314,496,045
Liabilities in excess of other assets		(10.4)	(123,879,675)
NET ASSETS		100.0%	$1,190,616,370

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2016, the aggregate value of these securities was $147,593,562 representing 12.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Collateralized Loan Obligation

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

(3)  Commercial Mortgage Backed Security

(4)  Interest Only

(5)  "Step-down" security where the rate decreases ("steps-down") at a predetermined rate. Rate shown reflects the decreased rate.

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2016.

(7)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(8)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)  Illiquid security. At September 30, 2016, the aggregate value of these securities was $7,887,861 representing 0.7% of net assets.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(12)  Principal amount of security is adjusted for inflation.

(13)  All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(14)  Security in default of principal and interest.

(15)  Security in default of interest.

(16)  Perpetual maturity — maturity date reflects the next call date.

(17)  Company has filed for bankruptcy protection.

(18)  Denominated in United States dollars unless otherwise indicated.

(19)  All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding (see Note 13).

(20)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

(21)  Purchased Options:

Over the Counter Put Options — Purchased

Issue	Expiration Month	Strike Price		Notional Amount	Premiums Paid	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	$47.79		1,800,000	$13,248	$2,705	$(10,543)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	47.81		3,600,000	32,076	5,702	(26,374)
Put option to sell Philippine Peso in exchange for U.S. Dollars with Goldman Sachs International	October 2016	47.91		1,799,000	15,021	5,167	(9,854)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	14.93	CNH	6,637,000	18,342	11,006	(7,336)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	14.95	CNH	6,637,000	17,956	11,488	(6,468)
Put option to sell Japanese Yen in exchange for Chinese Yuan with Goldman Sachs International	November 2016	15.14	CNH	6,637,000	16,743	16,534	(209)
					$113,386	$52,602	$(60,784)

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

(22)  See Note 2 for details of Joint Repurchase Agreements.

(23)  See Note 4 for cost of investments on a tax basis.

(24)  Subsequent to September 30, 2016 security in default.

BRL — Brazilian Real

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

CNH — Yuan Renminbi Offshore

COP — Colombian Peso

EUR — Euro Currency

GBP — Pound Sterling

IDR — Indonesian Rupiah

RON — Romanian Leu

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

THB — Thailand Baht

TIPS — Treasury Inflation Protected Securities

TRY — Turkish Lira

ULC — Unlimited Company

UYU — Uruguayan Peso

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2016 and unless noted otherwise, the dates shown are the original maturity date.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
93	Long	90 Day Eurodollar	December 2017	$22,994,669	$23,002,387	$7,718
93	Short	90 Day Eurodollar	September 2018	22,972,582	22,982,625	(10,043)
93	Short	U.S. Treasury 2 Year Notes	December 2016	20,326,313	20,317,594	8,719
484	Long	U.S. Treasury 5 Year Notes	December 2016	58,802,219	58,813,563	11,344
61	Long	U.S. Treasury Long Bonds	December 2016	10,418,177	10,257,531	(160,646)
504	Short	U.S. Treasury 10 Year Notes	December 2016	66,153,938	66,087,000	66,938
103	Short	U.S. Treasury 10 Year Ultra Bonds	December 2016	14,878,345	14,848,094	30,251
71	Short	U.S. Treasury Ultra Bonds	December 2016	13,140,321	13,055,125	85,196
						$39,477

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	575,000	USD	646,759	12/21/2016	$—	$(1,501)
	EUR	1,110,000	USD	1,198,332	03/15/2017	—	(58,010)
	TRY	1,770,000	USD	575,854	12/21/2016	—	(4,811)
	USD	423,881	EUR	370,000	03/15/2017	—	(5,100)
						—	(69,422)
BNP Paribas SA	RON	1,810,000	USD	461,440	08/28/2017	950	—
Citibank N.A.	IDR	9,843,500,000	USD	759,529	10/21/2016	4,751	—
	RON	10,005,000	USD	2,497,847	06/26/2017	—	(45,207)
	USD	752,561	IDR	9,843,500,000	10/21/2016	2,217	—
	USD	599,400	EUR	540,000	03/15/2017	11,793	—
						18,761	(45,207)
Credit Suisse AG	USD	752,031	RUB	48,145,000	10/21/2016	11,817	—
Goldman Sachs International	BRL	4,205,000	USD	1,262,763	12/02/2016	—	(8,727)
	USD	740,522	COP	2,170,100,000	10/21/2016	9,650	—
	USD	1,511,530	ZAR	20,560,000	10/21/2016	—	(18,085)
	USD	895,422	ZAR	12,760,000	12/21/2016	20,494	—
	ZAR	12,760,000	USD	882,546	12/21/2016	—	(33,370)
						30,144	(60,182)
HSBC Bank USA	IDR	7,387,000,000	USD	550,570	12/21/2016	—	(11,529)

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	IDR	21,936,000,000	USD	1,648,944	12/21/2016	$—	$(20,234)
	RON	3,000,000	USD	765,697	08/28/2017	2,453	—
	RUB	96,290,000	USD	1,518,890	10/21/2016	—	(8,806)
	USD	751,092	RUB	48,145,000	10/21/2016	12,756	—
						15,209	(29,040)
Morgan Stanley and Co., Inc.	BRL	11,091,000	USD	3,340,965	12/02/2016	—	(12,685)
Standard Chartered Bank	COP	4,340,200,000	USD	1,498,043	10/21/2016	—	(2,302)
	THB	54,316,000	USD	1,554,773	12/21/2016	—	(11,153)
						—	(13,455)
State Street Bank and Trust Co.	COP	2,663,800,000	USD	893,162	12/21/2016	—	(18,522)
	USD	749,991	COP	2,170,100,000	10/21/2016	181	—
						181	(18,522)
UBS AG	EUR	3,972,000	USD	4,463,217	10/31/2016	—	(4,326)
	GBP	1,068,000	USD	1,383,722	10/31/2016	—	(1,334)
	USD	229,324	EUR	200,000	03/15/2017	—	(2,956)
						—	(8,616)
Net Unrealized Appreciation(Depreciation)						$77,062	$(268,658)

BRL — Brazilian Real
COP — Colombian Peso
EUR — Euro Currency
GBP — Pound Sterling
IDR — Indonesian Rupiah
RON — Romanian Leu
RUB — Russian Ruble
THB — Thailand Baht
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection(1)

					Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at September 30, 2016(2)	Notional Amount (000's)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	(5.00)%	06/20/2021	3.77%	$4,816	$(179,448)	$(65,032)
Markit CDX North America Investment Grade Index	(1.00)	06/20/2021	0.69	3,581	(44,885)	(5,909)
					$(224,333)	$(70,941)

Over the Counter Credit Default Swaps on Credit Indicies — Buy Protection(1)

					Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at September30, 2016(2)	Notional Amount (000's)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Market Index	(1.00)%	12/20/2021	2.35%	$18,240	$1,129,103	$38,307

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

Over the Counter Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000's)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
INR	80,250	09/12/2021	6.26%	6 Month INR- MIBOR-OIS- COMPOUND	$—	$2,275

INR — Indian Rupee

OIS — Overnight Index Swap

MIBOR — Mumbai Interbank Offered Rate

USD — United States Dollar

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$136,571,429	$826,921	$137,398,350
U.S. Corporate Bonds & Notes:
Airlines	—	325,286	14,646	339,932
Finance-Investment Banker/Broker	—	359,056	23	359,079
Gambling (Non-Hotel)	—	250,838	16	250,854
Other Industries	—	318,438,909	—	318,438,909
Foreign Corporate Bonds & Notes	—	62,286,016	—	62,286,016
U.S. Government Agencies	—	245,367,682	—	245,367,682
U.S. Government Treasuries	—	445,938,408	—	445,938,408
Municipal Bond & Notes	—	5,588,218	—	5,588,218
Loans:
Oil & Gas Drilling	—	106,494	23,042	129,536
Other Industries	—	24,874,654	—	24,874,654
Foreign Government Obligations	—	17,366,211	—	17,366,211
Common Stocks:
Insurance-Reinsurance	4,654	—	—	4,654
Television	—	—	26,620	26,620
Preferred Securities	570,224	—	—	570,224
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	17,845,090	—	17,845,090
Options—Purchased	—	52,602	—	52,602
Repurchase Agreements	—	37,659,000	—	37,659,000
Total Investments at Value	$574,878	$1,313,029,893	$891,274	$1,314,496,045

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:†
Futures Contracts	$210,166	$—	$—	$210,166
Forward Foreign Currency Contracts	—	77,062	—	77,062
Over the Counter Credit Default Swaps on Credit Indicies— Buy Protection	—	38,307	—	38,307
Over the Counter Interest Rate Swap Contracts	—	2,275	—	2,275
Total Other Financial Instruments	$210,166	$117,644	$—	$327,810
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$170,689	$—	$—	$170,689
Forward Foreign Currency Contracts	—	268,658	—	268,658
Centrally Cleared Credit Default Swaps on Credit Indicies— Buy Protection	—	70,941	—	70,941
Total Other Financial Instruments	$170,689	$339,599	$—	$510,288

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Note to Financial Statements

Seasons Series Trust Real Return Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
United States Treasury Notes	43.8%
Sovereign	41.1
United States Treasury Bonds	9.0
Repurchase Agreements	3.7
Television	0.1
97.7%
Credit Quality†#
Aaa	68.4%
Aa	25.8
Baa	5.8
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 41.1%
Sovereign — 41.1%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	11,738,851	$14,451,910
Government of Australia Senior Bonds 1.00% due 11/21/2018	AUD	6,001,518	4,636,814
Government of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,348,915	3,162,239
Government of Australia Senior Bonds 4.00% due 08/20/2020	AUD	18,412,800	16,085,891
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,809,685	13,070,439
Government of France Bonds 0.25% due 07/25/2024	EUR	14,311,047	17,875,244
Government of France Bonds 1.10% due 07/25/2022	EUR	15,765,362	20,255,469
Government of France Bonds 1.30% due 07/25/2019	EUR	11,147,140	13,454,530
Government of France Bonds 2.10% due 07/25/2023	EUR	6,581,343	9,120,187
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	16,751,284	12,787,581
Government of Spain Senior Notes 0.55% due 11/30/2019*	EUR	7,986,677	9,337,879
Government of Spain Senior Notes 1.80% due 11/30/2024*	EUR	3,988,837	5,189,371
Italy Buoni Poliennali Del Tesoro Bonds 2.10% due 09/15/2021	EUR	719,650	908,728
Italy Buoni Poliennali Del Tesoro Senior Bonds 2.35% due 09/15/2024*	EUR	13,023,431	17,147,662
Italy Buoni Poliennali Del Tesoro Senior Notes 2.60% due 09/15/2023	EUR	1,323,981	1,770,474
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	8,434,000	11,521,600
United Kingdom Gilt Treasury Bonds 1.50% due 07/22/2026	GBP	4,416,000	6,122,859
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	11,622,534	19,163,602
Security Description	Principal Amount(7)		Value (Note 2)
Sovereign (continued)
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	18,696,383	$28,580,916
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	9,668,949	17,260,464
Total Foreign Government Obligations (cost $255,446,415)			241,903,859
U.S. GOVERNMENT TREASURIES(1) — 52.8%
United States Treasury Bonds — 9.0%
2.38% due 01/15/2025 TIPS		14,197,238	16,918,067
2.38% due 01/15/2027 TIPS		3,546,696	4,349,582
2.50% due 01/15/2029 TIPS		24,864,026	31,563,911
			52,831,560
United States Treasury Notes — 43.8%
0.13% due 04/15/2019 TIPS		6,460,207	6,570,186
0.13% due 01/15/2022 TIPS		10,664,799	10,884,856
0.13% due 07/15/2022 TIPS		23,060,068	23,610,051
0.13% due 01/15/2023 TIPS		46,139,063	46,866,768
0.13% due 07/15/2024 TIPS		31,507,918	31,967,902
0.38% due 07/15/2023 TIPS		23,495,434	24,348,365
0.63% due 07/15/2021 TIPS		30,588,694	32,119,811
0.63% due 01/15/2024 TIPS		29,549,897	31,001,328
1.13% due 01/15/2021 TIPS		12,750,739	13,570,025
1.63% due 01/15/2018 TIPS		35,695,092	36,793,108
			257,732,400
Total U.S. Government Treasuries (cost $304,425,958)			310,563,960
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc. (cost $0)		22	588
WARRANTS† — 0.1%
Television — 0.1%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)		117	141,565
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)		116	140,356
Total Warrants (cost $0)			281,921
Total Long-Term Investment Securities (cost $559,872,373)			552,750,328

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
REPURCHASE AGREEMENTS — 3.7%
Bank of America Securities LLC Joint Repurchase Agreement (5)	$4,660,000	$4,660,000
Barclays Capital, Inc. Joint Repurchase Agreement (5)	2,330,000	2,330,000
BNP Paribas SA Joint Repurchase Agreement (5)	4,660,000	4,660,000
Deutsche Bank AG Joint Repurchase Agreement (5)	8,755,000	8,755,000
RBS Securities, Inc. Joint Repurchase Agreement (5)	1,165,000	1,165,000
Total Repurchase Agreements (cost $21,570,000)		21,570,000
TOTAL INVESTMENTS (cost $581,442,373)(6)	97.7%	574,320,328
Other assets less liabilities	2.3	13,718,898
NET ASSETS	100.0%	$588,039,226

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2016, the aggregate value of these securities was $31,674,912 representing 5.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Illiquid security. At September 30, 2016, the aggregate value of these securities was $281,921 representing 0.0% of net assets.

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2016, the Real Return Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	03/01/2011	117	$0	$141,565	$1,209.96	0.03%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	11/11/2010	116	0	140,356	1,209.96	0.02
				$281,921		0.05%

(5)  See Note 2 for details of Joint Repurchase Agreements.

(6)  See Note 4 for cost of investments on a tax basis.

(7)  Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

NZD — New Zealand Dollar

TIPS — Treasury Inflation Protected Securities

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2016	Unrealized Appreciation (Depreciation)
135	Short	U.S. Treasury 2 Year Notes	December 2016	$29,505,700	$29,493,282	$12,418
98	Short	U.S. Treasury 10 Year Notes	December 2016	12,863,066	12,850,250	12,816
						$25,234

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	CAD	17,366,000	USD	13,220,863	10/31/2016	$—	$(18,761)
Commonwealth Bank of Australia Sydney	AUD	15,677,000	USD	11,975,817	10/31/2016	—	(15,807)
National Australia Bank, Ltd.	NZD	17,424,000	USD	12,634,926	10/31/2016	—	(38,248)
Royal Bank of Canada	EUR	330,000	USD	371,557	10/31/2016	386	—
UBS AG	EUR	97,298,000	USD	109,330,844	10/31/2016	—	(105,975)
	GBP	64,421,000	USD	83,465,136	10/31/2016	—	(80,485)
						—	(186,460)
Westpac Banking Corp.	AUD	15,678,000	USD	11,972,066	10/31/2016	—	(20,323)
Net Unrealized Appreciation(Depreciation)						$386	$(279,599)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

NZD — New Zealand Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$241,903,859	$—	$241,903,859
U.S. Government Treasuries	—	310,563,960	—	310,563,960
Common Stocks	588	—	—	588
Warrants	—	—	281,921	281,921
Repurchase Agreements	—	21,570,000	—	21,570,000
Total Investments at Value	$588	$574,037,819	$281,921	$574,320,328
Other Financial Instruments:†
Futures Contracts	$25,234	$—	$—	$25,234
Forward Foreign Currency Contracts	—	386	—	386
Total Other Financial Instruments	25,234	386	—	25,620
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$279,599	$—	$279,599

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	20.1%
E-Commerce/Products	9.1
E-Commerce/Services	6.8
Applications Software	6.5
Medical-Drugs	6.2
Athletic Footwear	3.9
Internet Content-Entertainment	3.8
Entertainment Software	3.8
Auto/Truck Parts & Equipment-Original	3.5
Finance-Credit Card	3.4
Networking Products	3.4
Beverages-Non-alcoholic	3.3
Internet Application Software	3.3
Retail-Restaurants	3.1
Electronic Forms	3.1
Coatings/Paint	2.9
Finance-Other Services	2.6
Medical Instruments	2.5
Finance-Investment Banker/Broker	2.5
Drug Delivery Systems	2.2
Lighting Products & Systems	2.0
Retail-Drug Store	1.9
Repurchase Agreements	0.3
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.9%
Applications Software — 6.5%
salesforce.com, Inc.†	58,176	$4,149,694
ServiceNow, Inc.†	76,848	6,082,519
		10,232,213
Athletic Footwear — 3.9%
NIKE, Inc., Class B	116,436	6,130,355
Auto/Truck Parts & Equipment-Original — 3.5%
Mobileye NV†	128,804	5,483,186
Beverages-Non-alcoholic — 3.3%
Monster Beverage Corp.†	35,816	5,258,147
Coatings/Paint — 2.9%
Sherwin-Williams Co.	16,632	4,601,409
Drug Delivery Systems — 2.2%
DexCom, Inc.†	40,492	3,549,529
E-Commerce/Products — 9.1%
Alibaba Group Holding, Ltd. ADR†	65,654	6,945,537
Amazon.com, Inc.†	8,845	7,406,007
		14,351,544
E-Commerce/Services — 6.8%
MercadoLibre, Inc.	22,413	4,145,732
Priceline Group, Inc.†	4,451	6,549,602
		10,695,334
Electronic Forms — 3.1%
Adobe Systems, Inc.†	44,541	4,834,480
Entertainment Software — 3.8%
Activision Blizzard, Inc.	133,552	5,916,354
Finance-Credit Card — 3.4%
Visa, Inc., Class A	65,654	5,429,586
Finance-Investment Banker/Broker — 2.5%
Charles Schwab Corp.	123,059	3,884,973
Finance-Other Services — 2.6%
Intercontinental Exchange, Inc.	14,997	4,039,592
Internet Application Software — 3.3%
Splunk, Inc.†	89,092	5,227,918
Internet Content-Entertainment — 3.8%
Facebook, Inc., Class A†	46,403	5,952,113
Lighting Products & Systems — 2.0%
Acuity Brands, Inc.	12,031	3,183,403
Medical Instruments — 2.5%
Edwards Lifesciences Corp.†	32,946	3,971,970
Medical-Biomedical/Gene — 20.1%
Alexion Pharmaceuticals, Inc.†	37,538	4,599,906
Biogen, Inc.†	14,761	4,620,636
Celgene Corp.†	49,976	5,223,991
Illumina, Inc.†	34,188	6,210,592
Intercept Pharmaceuticals, Inc.†	32,784	5,395,919
Vertex Pharmaceuticals, Inc.†	64,456	5,621,208
		31,672,252
Medical-Drugs — 6.2%
Bristol-Myers Squibb Co.	119,363	6,436,053
Shire PLC ADR	17,070	3,309,190
		9,745,243
Security Description	Shares/ Principal Amount	Value (Note 2)
Networking Products — 3.4%
Palo Alto Networks, Inc.†	33,564	$5,347,752
Retail-Drug Store — 1.9%
CVS Health Corp.	34,112	3,035,627
Retail-Restaurants — 3.1%
Starbucks Corp.	89,470	4,843,906
Total Long-Term Investment Securities (cost $148,444,778)		157,386,886
REPURCHASE AGREEMENTS — 0.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 09/30/2016, to be repurchased 10/03/2016 in the amount of $502,000 and collateralized by $490,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $513,275 (cost $502,000)	$502,000	502,000
TOTAL INVESTMENTS (cost $148,946,778)(1)	100.2%	157,888,886
Liabilities in excess of other assets	(0.2)	(340,307)
NET ASSETS	100.0%	$157,548,579

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Seasons Series Trust SA Columbia Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$157,386,886	$—	$—	$157,386,886
Repurchase Agreements	—	502,000	—	502,000
Total Investments at Value	$157,386,886	$502,000	$—	$157,888,886

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Diversified Banking Institutions	11.4%
Electric-Integrated	7.6
Tobacco	5.1
Insurance-Life/Health	5.0
Electronic Components-Misc.	4.1
Telephone-Integrated	4.0
Oil Companies-Exploration & Production	3.8
Food-Meat Products	3.6
Semiconductor Equipment	3.5
Repurchase Agreements	3.3
Instruments-Controls	3.1
Semiconductor Components-Integrated Circuits	3.1
Transport-Rail	3.0
Oil Refining & Marketing	3.0
Insurance-Multi-line	3.0
Banks-Super Regional	2.9
Medical-HMO	2.9
Retail-Building Products	2.7
Computer Services	2.5
Oil-Field Services	2.5
Retail-Discount	2.5
Chemicals-Diversified	2.4
Pharmacy Services	2.4
Medical-Drugs	2.3
Medical Products	2.2
Telecommunication Equipment	1.9
Aerospace/Defense-Equipment	1.9
Oil Companies-Integrated	1.8
Pipelines	1.1
98.6%

*  Calculated as a percentage of net assets

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.3%
Aerospace/Defense-Equipment — 1.9%
United Technologies Corp.	70,000	$7,112,000
Banks-Super Regional — 2.9%
Wells Fargo & Co.	240,500	10,649,340
Chemicals-Diversified — 2.4%
FMC Corp.	185,000	8,942,900
Computer Services — 2.5%
Teradata Corp.†	300,000	9,300,000
Diversified Banking Institutions — 11.4%
Bank of America Corp.	800,000	12,520,000
Citigroup, Inc.	185,000	8,737,550
JPMorgan Chase & Co.	125,000	8,323,750
Morgan Stanley	400,000	12,824,000
		42,405,300
Electric-Integrated — 7.6%
AES Corp.	950,000	12,207,500
NextEra Energy, Inc.	130,000	15,901,600
		28,109,100
Electronic Components-Misc. — 4.1%
Corning, Inc.	650,000	15,372,500
Food-Meat Products — 3.6%
Tyson Foods, Inc., Class A	181,500	13,552,605
Instruments-Controls — 3.1%
Honeywell International, Inc.	100,000	11,659,000
Insurance-Life/Health — 5.0%
Prudential Financial, Inc.	100,000	8,165,000
Unum Group	300,000	10,593,000
		18,758,000
Insurance-Multi-line — 3.0%
MetLife, Inc.	250,000	11,107,500
Medical Products — 2.2%
Baxter International, Inc.	175,000	8,330,000
Medical-Drugs — 2.3%
Bristol-Myers Squibb Co.	159,700	8,611,024
Medical-HMO — 2.9%
Humana, Inc.	60,000	10,613,400
Oil Companies-Exploration & Production — 3.8%
Anadarko Petroleum Corp.	160,627	10,177,327
Marathon Oil Corp.	250,000	3,952,500
		14,129,827
Oil Companies-Integrated — 1.8%
Chevron Corp.	63,704	6,556,415
Oil Refining & Marketing — 3.0%
Marathon Petroleum Corp.	125,000	5,073,750
Valero Energy Corp.	115,000	6,095,000
		11,168,750
Oil-Field Services — 2.5%
Halliburton Co.	205,000	9,200,400
Pharmacy Services — 2.4%
Express Scripts Holding Co.†	125,000	8,816,250
Security Description	Shares/ Principal Amount	Value (Note 2)
Pipelines — 1.1%
Williams Cos., Inc.	130,000	$3,994,900
Retail-Building Products — 2.7%
Lowe's Cos., Inc.	140,000	10,109,400
Retail-Discount — 2.5%
Costco Wholesale Corp.	60,000	9,150,600
Semiconductor Components-Integrated Circuits — 3.1%
QUALCOMM, Inc.	169,490	11,610,065
Semiconductor Equipment — 3.5%
Applied Materials, Inc.	427,000	12,874,050
Telecommunication Equipment — 1.9%
Juniper Networks, Inc.	300,000	7,218,000
Telephone-Integrated — 4.0%
Verizon Communications, Inc.	290,000	15,074,200
Tobacco — 5.1%
Altria Group, Inc.	134,000	8,472,820
Philip Morris International, Inc.	110,000	10,694,200
		19,167,020
Transport-Rail — 3.0%
CSX Corp.	181,100	5,523,550
Union Pacific Corp.	59,800	5,832,294
		11,355,844
Total Long-Term Investment Securities (cost $336,873,925)		354,948,390
REPURCHASE AGREEMENTS — 3.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 09/30/2016, to be repurchased 10/03/2016 in the amount of $12,196,010 and collateralized by $11,880,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $12,444,300 (cost $12,196,000)	$12,196,000	12,196,000
TOTAL INVESTMENTS (cost $349,069,925)(1)	98.6%	367,144,390
Other assets less liabilities	1.4	5,063,120
NET ASSETS	100.0%	$372,207,510

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust SA Columbia Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$354,948,390	$—	$—	$354,948,390
Repurchase Agreements	—	12,196,000	—	12,196,000
Total Investments at Value	$354,948,390	$12,196,000	$—	$367,144,390

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	54.9%
Domestic Fixed Income Investment Companies	24.5
International Equity Investment Companies	20.6
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 54.9%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	1,183,050	$15,447,111
Seasons Series Trust Large Cap Value Portfolio, Class 1	1,092,476	17,952,169
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	156,200	2,627,921
Seasons Series Trust Mid Cap Value Portfolio, Class 1	168,915	2,878,378
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	156,592	1,519,755
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	92,253	1,701,499
Seasons Series Trust Small Cap Portfolio, Class 1	279,652	3,671,857
SunAmerica Series Trust Real Estate Portfolio, Class 1	175,202	2,722,865
Total Domestic Equity Investment Companies (cost $45,208,507)		48,521,555
Domestic Fixed Income Investment Companies — 24.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	1,143,559	13,831,464
Seasons Series Trust Real Return Portfolio, Class 1	106,271	1,039,631
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	1,037,070	5,825,080
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	88,522	932,973
Total Domestic Fixed Income Investment Companies (cost $21,306,847)		21,629,148
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 20.6%
Seasons Series Trust International Equity Portfolio, Class 1 (cost $17,609,797)	2,228,395	$18,187,544
TOTAL INVESTMENTS (cost $84,125,151)(2)	100.0%	88,338,247
Liabilities in excess of other assets	(0.0)	(42,360)
NET ASSETS	100.0%	$88,295,887

#  The Seasons Series Trust Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Investment Companies	$88,338,247	$—	$—	$88,338,247

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	45.3%
Domestic Fixed Income Investment Companies	38.6
International Equity Investment Companies	16.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 45.3%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	6,073,476	$79,301,534
Seasons Series Trust Large Cap Value Portfolio, Class 1	5,496,154	90,315,853
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	606,527	10,204,276
Seasons Series Trust Mid Cap Value Portfolio, Class 1	709,281	12,086,432
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	707,651	6,867,881
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	486,088	8,965,330
Seasons Series Trust Small Cap Portfolio, Class 1	1,174,142	15,416,589
SunAmerica Series Trust Real Estate Portfolio, Class 1	797,053	12,387,255
Total Domestic Equity Investment Companies (cost $210,929,457)		235,545,150
Domestic Fixed Income Investment Companies — 38.6%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	11,567,601	139,911,320
Seasons Series Trust Real Return Portfolio, Class 1	1,302,935	12,746,419
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	6,882,372	38,657,335
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	932,663	9,829,699
Total Domestic Fixed Income Investment Companies (cost $199,019,994)		201,144,773
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 16.1%
Seasons Series Trust International Equity Portfolio, Class 1 (cost $78,822,101)	10,256,309	$83,709,141
TOTAL INVESTMENTS (cost $488,771,552)(2)	100.0%	520,399,064
Liabilities in excess of other assets	(0.0)	(183,726)
NET ASSETS	100.0%	$520,215,338

#  The Seasons Series Trust Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$520,399,064	$—	$—	$520,399,064

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	48.3%
Domestic Equity Investment Companies	39.1
International Equity Investment Companies	12.6
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 39.1%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	3,406,444	$44,478,031
Seasons Series Trust Large Cap Value Portfolio, Class 1	3,175,473	52,181,129
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	281,388	4,734,099
Seasons Series Trust Mid Cap Value Portfolio, Class 1	292,117	4,977,784
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	383,908	3,725,901
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	262,900	4,848,879
Seasons Series Trust Small Cap Portfolio, Class 1	641,928	8,428,571
SunAmerica Series Trust Real Estate Portfolio, Class 1	318,918	4,956,415
Total Domestic Equity Investment Companies (cost $114,640,376)		128,330,809
Domestic Fixed Income Investment Companies — 48.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	9,307,543	112,575,687
Seasons Series Trust Real Return Portfolio, Class 1	1,093,939	10,701,839
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	4,541,543	25,509,220
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	933,833	9,842,028
Total Domestic Fixed Income Investment Companies (cost $156,175,953)		158,628,774
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 12.6%
Seasons Series Trust International Equity Portfolio, Class 1 (cost $39,660,910)	5,050,464	$41,220,485
TOTAL INVESTMENTS (cost $310,477,239)(2)	100.0%	328,180,068
Liabilities in excess of other assets	(0.0)	(118,656)
NET ASSETS	100.0%	$328,061,412

#  The Seasons Series Trust Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Investment Companies	$328,180,068	$—	$—	$328,180,068

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — September 30, 2016 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	62.9%
Domestic Equity Investment Companies	28.3
International Equity Investment Companies	8.8
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2016 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 28.3%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	1,949,814	$25,458,781
Seasons Series Trust Large Cap Value Portfolio, Class 1	1,887,370	31,014,309
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	80,509	1,354,485
Seasons Series Trust Mid Cap Value Portfolio, Class 1	89,686	1,528,282
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	229,698	2,229,261
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	177,121	3,266,790
Seasons Series Trust Small Cap Portfolio, Class 1	293,851	3,858,292
SunAmerica Series Trust Real Estate Portfolio, Class 1	168,047	2,611,669
Total Domestic Equity Investment Companies (cost $62,941,099)		71,321,869
Domestic Fixed Income Investment Companies — 62.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	9,690,805	117,211,280
Seasons Series Trust Real Return Portfolio, Class 1	1,174,763	11,492,530
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	3,597,401	20,206,104
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	929,988	9,801,506
Total Domestic Fixed Income Investment Companies (cost $155,823,019)		158,711,420
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 8.8%
Seasons Series Trust International Equity Portfolio, Class 1 (cost $21,115,817)	2,735,322	$22,324,935
TOTAL INVESTMENTS (cost $239,879,935)(2)	100.0%	252,358,224
Liabilities in excess of other assets	(0.0)	(97,788)
NET ASSETS	100.0%	$252,260,436

#  The Seasons Series Trust Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios' prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†  Non-income producing security

(1)  See Note 8

(2)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$252,358,224	$—	$—	$252,358,224

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (unaudited)

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$58,247,450	$105,479,263	$80,823,930	$65,867,874	$112,663,303
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	964,000	1,448,000	2,830,000	3,340,000	13,663,000
Total investments	59,211,450	106,927,263	83,653,930	69,207,874	126,326,303
Cash	79,624	7,447	3,510	—	—
Foreign cash*	9	25	15	15	90,027
Due from broker	—	4,336	—	—	1,465
Receivable for:
Fund shares sold	12,428	10,163	13,226	10,752	21,326
Dividends and interest	110,604	271,581	292,681	283,394	398,910
Investments sold	854,016	1,592,197	1,897,071	1,728,692	3,393,416
Prepaid expenses and other assets	4,070	4,181	4,043	4,007	5,088
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	20,989
Variation margin on futures contracts	7,447	27,001	30,713	29,963	143,517
Unrealized appreciation on forward foreign currency contracts	1,521	4,216	5,969	6,119	48,332
Swap premiums paid	236	589	751	747	—
Unrealized appreciation on swap contracts	59	160	192	193	95,778
Total assets	60,281,464	108,849,159	85,902,101	71,271,756	130,545,151
LIABILITIES:
Payable for:
Fund shares redeemed	46,068	64,311	18,345	16,019	68,006
Investments purchased	5,016,857	14,551,921	17,680,878	15,577,565	5,423,156
Payments on swap contracts	—	—	—	—	197,242
Investment advisory and management fees	40,309	65,652	45,085	34,938	87,003
Service fees — Class 2	2,382	5,383	4,527	3,708	7,267
Service fees — Class 3	5,354	8,281	4,432	3,768	10,072
Transfer agent fees and expenses	195	195	195	211	827
Trustees' fees and expenses	382	633	471	389	844
Other accrued expenses	49,387	53,443	48,441	47,519	67,737
Interest on securities sold short	—	—	—	—	2,500
Accrued foreign tax on capital gains	—	—	—	—	792
Line of credit	—	—	153,687	—	—
Variation margin on future contracts	9,080	31,097	35,413	36,319	85,446
Due to custodian	—	—	—	63,327	133,613
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	170	—	534	516	—
Securities sold short, at value#	—	—	—	—	41,168
Unrealized depreciation on forward foreign currency contracts	9,984	30,747	40,514	36,361	46,065
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	2,466
Commitments (Note 13)	—	—	—	—	—
Total liabilities	5,180,168	14,811,663	18,032,522	15,820,640	6,174,204
NET ASSETS	$55,101,296	$94,037,496	$67,869,579	$55,451,116	$124,370,947
* Cost
Investments (unaffiliated)	$51,710,452	$96,687,624	$77,218,883	$63,677,064	$106,428,967
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$10	$25	$15	$14	$89,283
# Proceeds from securities sold short	$—	$—	$—	$—	$36,685

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2016 (unaudited)

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$42,966,316	$75,701,207	$59,208,329	$50,091,071	$102,214,263
Accumulated undistributed net investment income (loss)	333,462	1,298,735	1,467,581	1,536,263	2,081,770
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	5,276,675	8,289,370	3,640,946	1,674,801	13,618,826
Unrealized appreciation (depreciation) on investments	6,536,998	8,791,639	3,605,047	2,190,810	6,234,336
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	(3,701)	(16,887)	(17,764)	(11,511)	228,164
Unrealized foreign exchange gain (loss) on other assets and liabilities	(8,454)	(26,568)	(34,560)	(30,318)	(1,214)
Unrealized appreciation (depreciation) on securities sold short	—	—	—	—	(4,483)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(715)
NET ASSETS	$55,101,296	$94,037,496	$67,869,579	$55,451,116	$124,370,947
Class 1 (unlimited shares authorized):
Net assets	$9,791,621	$9,878,897	$9,439,105	$6,839,670	$16,523,956
Shares of beneficial interest issued and outstanding	580,621	750,668	821,489	595,344	1,361,870
Net asset value, offering and redemption price per share	$16.86	$13.16	$11.49	$11.49	$12.13
Class 2 (unlimited shares authorized):
Net assets	$19,325,100	$43,773,882	$36,830,768	$30,237,606	$58,889,665
Shares of beneficial interest issued and outstanding	1,147,780	3,333,978	3,212,924	2,638,248	4,858,047
Net asset value, offering and redemption price per share	$16.84	$13.13	$11.46	$11.46	$12.12
Class 3 (unlimited shares authorized):
Net assets	$25,984,575	$40,384,717	$21,599,706	$18,373,840	$48,957,326
Shares of beneficial interest issued and outstanding	1,547,975	3,084,053	1,887,880	1,606,471	4,047,855
Net asset value, offering and redemption price per share	$16.79	$13.09	$11.44	$11.44	$12.09

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2016 (unaudited)

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$442,513,058	$498,725,555	$1,019,030,304	$199,198,432	$300,473,848
Investments at value (affiliated)*	—	—	2,277,529	—	109,700
Repurchase agreements (cost approximates value)	—	1,892,000	8,845,000	871,000	2,458,000
Total investments	442,513,058	500,617,555	1,030,152,833	200,069,432	303,041,548
Cash	37,277	3,182	3,242	6,582	2,180
Foreign cash*	—	—	2	1	—
Due from broker	—	65,000	55,000	77,000	153,000
Receivable for:
Fund shares sold	129,951	358,901	667,621	85,257	164,207
Dividends and interest	187,463	342,918	1,599,256	78,665	520,213
Investments sold	2,912,408	1,796,307	1,244,008	1,206,965	1,504,281
Prepaid expenses and other assets	4,010	4,331	3,984	4,011	4,621
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	10,300	9,800	5,400	5,400
Unrealized appreciation on forward foreign currency contracts	—	—	7,077	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	445,784,167	503,198,494	1,033,742,823	201,533,313	305,395,450
LIABILITIES:
Payable for:
Fund shares redeemed	57,702	110,003	45,940	59,227	26,567
Investments purchased	202,551	1,370,777	—	800,185	1,233,091
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	307,744	319,348	625,322	139,988	209,331
Service fees — Class 2	5,832	4,163	3,558	2,710	3,275
Service fees — Class 3	8,433	3,831	3,386	3,158	3,918
Transfer agent fees and expenses	925	584	535	632	665
Trustees' fees and expenses	3,073	3,097	6,347	1,427	2,053
Other accrued expenses	58,601	57,904	87,858	59,215	59,907
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	—	—	—	—	—
Variation margin on future contracts		—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	79,688	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 13)	—	—	—	—	—
Total liabilities	644,861	1,869,707	852,634	1,066,542	1,538,807
NET ASSETS	$445,139,306	$501,328,787	$1,032,890,189	$200,466,771	$303,856,643
* Cost
Investments (unaffiliated)	$354,418,716	$409,854,299	$944,110,748	$171,211,736	$275,364,383
Investments (affiliated)	$—	$—	$1,882,717	$—	$94,802
Foreign cash	$—	$—	$2	$1	$—
# Proceeds from securities sold short	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2016 (unaudited)

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$294,154,288	$383,078,450	$887,349,524	$151,043,520	$259,454,367
Accumulated undistributed net investment income (loss)	(303,280)	3,138,556	25,216,998	(128,941)	5,024,472
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	63,194,658	26,213,644	45,061,193	21,549,378	14,237,194
Unrealized appreciation (depreciation) on investments	88,094,342	88,871,256	75,314,368	27,986,696	25,124,363
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	26,880	19,980	16,213	16,213
Unrealized foreign exchange gain (loss) on other assets and liabilities	(702)	1	(71,874)	(95)	34
Unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$445,139,306	$501,328,787	$1,032,890,189	$200,466,771	$303,856,643
Class 1 (unlimited shares authorized):
Net assets	$357,963,148	$449,180,564	$987,574,712	$163,283,371	$258,183,983
Shares of beneficial interest issued and outstanding	14,416,319	34,401,434	60,098,799	9,704,486	15,151,299
Net asset value, offering and redemption price per share	$24.83	$13.06	$16.43	$16.83	$17.04
Class 2 (unlimited shares authorized):
Net assets	$46,683,135	$33,649,966	$28,846,722	$21,925,390	$26,648,156
Shares of beneficial interest issued and outstanding	1,917,676	2,626,049	1,758,208	1,351,237	1,568,911
Net asset value, offering and redemption price per share	$24.34	$12.81	$16.41	$16.23	$16.99
Class 3 (unlimited shares authorized):
Net assets	$40,493,023	$18,498,257	$16,468,755	$15,258,010	$19,024,504
Shares of beneficial interest issued and outstanding	1,683,506	1,457,695	1,004,841	959,950	1,122,867
Net asset value, offering and redemption price per share	$24.05	$12.69	$16.39	$15.89	$16.94

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2016 (unaudited)

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	SA Columbia Focused Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$326,771,072	$704,043,059	$1,276,837,045	$552,750,328	$157,386,886
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	595,000	10,179,000	37,659,000	21,570,000	502,000
Total investments	327,366,072	714,222,059	1,314,496,045	574,320,328	157,888,886
Cash	1,210	796	908,132	1,171	298
Foreign cash*	—	645,659	16,605	—	—
Due from broker	333,205	1,260,000	277,385	731,348	—
Receivable for:
Fund shares sold	148,262	406,231	960,376	8,498,308	43,296
Dividends and interest	240,975	3,111,524	6,794,656	1,462,137	66,288
Investments sold	346,225	1,231,617	15,674,223	12,931,634	302,377
Prepaid expenses and other assets	4,266	4,389	3,985	3,985	4,050
Due from investment adviser for expense reimbursements/fee waivers	—	49,029	—	—	86,575
Variation margin on futures contracts	35,090	86,825	452,225	54,000	—
Unrealized appreciation on forward foreign currency contracts	—	—	77,062	386	—
Swap premiums paid	—	—	1,129,103	—	—
Unrealized appreciation on swap contracts	—	—	40,582	—	—
Total assets	328,475,305	721,018,129	1,340,830,379	598,003,297	158,391,770
LIABILITIES:
Payable for:
Fund shares redeemed	181,922	218,246	91,933	8,283	195,322
Investments purchased	3,569,149	1,213,536	144,909,469	9,236,579	469,752
Payments on swap contracts	—	—	3,614,202	—	—
Investment advisory and management fees	222,495	533,132	612,395	282,104	133,984
Service fees — Class 2	2,246	2,596	3,801	—	3,217
Service fees — Class 3	2,584	3,678	3,869	82,284	4,461
Transfer agent fees and expenses	535	616	600	681	535
Trustees' fees and expenses	2,019	4,912	8,022	3,915	1,323
Other accrued expenses	48,253	98,349	149,181	67,287	34,597
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	—	—	—	—	—
Variation margin on future contracts	—	—	196,338	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	3,339	—
Due to broker	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	268,658	279,599	—
Swap premiums received	—	—	224,333	—	—
Unrealized depreciation on swap contracts	—	—	70,941	—	—
Commitments (Note 13)	—	—	60,267	—	—
Total liabilities	4,029,203	2,075,065	150,214,009	9,964,071	843,191
NET ASSETS	$324,446,102	$718,943,064	$1,190,616,370	$588,039,226	$157,548,579
* Cost
Investments (unaffiliated)	$281,207,449	$703,870,749	$1,233,113,079	$559,872,373	$148,444,778
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$644,308	$19,853	$(3,345)	$—
# Proceeds from securities sold short	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2016 (unaudited)

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	SA Columbia Focused Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$272,513,147	$783,761,318	$1,124,897,239	$596,930,937	$134,842,201
Accumulated undistributed net investment income (loss)	904,216	20,956,965	26,950,884	(2,351,749)	(468,317)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	5,374,663	(86,106,700)	(4,770,122)	851,419	14,235,013
Unrealized appreciation (depreciation) on investments	45,563,623	172,310	43,723,966	(7,122,045)	8,942,108
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	90,453	233,259	9,118	25,234	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(74,088)	(194,715)	(294,570)	(2,426)
Unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$324,446,102	$718,943,064	$1,190,616,370	$588,039,226	$157,548,579
Class 1 (unlimited shares authorized):
Net assets	$293,749,665	$680,295,593	$1,140,873,621	$178,517,494	$110,248,069
Shares of beneficial interest issued and outstanding	22,345,116	83,352,129	94,324,968	18,247,786	11,359,701
Net asset value, offering and redemption price per share	$13.15	$8.16	$12.10	$9.78	$9.71
Class 2 (unlimited shares authorized):
Net assets	$18,197,787	$20,979,507	$30,837,971	$—	$25,830,987
Shares of beneficial interest issued and outstanding	1,417,816	2,568,152	2,554,525	—	2,760,169
Net asset value, offering and redemption price per share	$12.84	$8.17	$12.07	$—	$9.36
Class 3 (unlimited shares authorized):
Net assets	$12,498,650	$17,667,964	$18,904,778	$409,521,732	$21,469,523
Shares of beneficial interest issued and outstanding	988,084	2,171,267	1,575,168	42,140,425	2,343,689
Net asset value, offering and redemption price per share	$12.65	$8.14	$12.00	$9.72	$9.16

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2016 (unaudited)

	SA Columbia Focused Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$354,948,390	$—	$—	$—	$—
Investments at value (affiliated)*	—	88,338,247	520,399,064	328,180,068	252,358,224
Repurchase agreements (cost approximates value)	12,196,000	—	—	—	—
Total investments	367,144,390	88,338,247	520,399,064	328,180,068	252,358,224
Cash	961	—	—	—	—
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	159,477	3,932	673,147	496,260	463,904
Dividends and interest	279,137	—	—	—	—
Investments sold	4,824,176	116,659	—	—	—
Prepaid expenses and other assets	4,813	3,986	3,984	3,984	3,985
Due from investment adviser for expense reimbursements/fee waivers	195,601	1,496	8,756	5,521	4,254
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	372,608,555	88,464,320	521,084,951	328,685,833	252,830,367
LIABILITIES:
Payable for:
Fund shares redeemed	45,773	119,375	18,074	6,988	45,803
Investments purchased	—	—	653,856	488,055	416,885
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	299,520	7,310	42,791	26,995	20,770
Service fees — Class 2	1,728	—	—	—	—
Service fees — Class 3	2,426	18,272	106,975	67,483	51,921
Transfer agent fees and expenses	584	243	243	243	243
Trustees' fees and expenses	2,164	603	3,419	2,114	1,681
Other accrued expenses	48,850	22,630	44,255	32,543	32,628
Interest on securities sold short	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	—	—	—	—	—
Variation margin on future contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Securities sold short, at value#	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Commitments (Note 13)	—	—	—	—	—
Total liabilities	401,045	168,433	869,613	624,421	569,931
NET ASSETS	$372,207,510	$88,295,887	$520,215,338	$328,061,412	$252,260,436
* Cost
Investments (unaffiliated)	$336,873,925	$—	$—	$—	$—
Investments (affiliated)	$—	$84,125,151	$488,771,552	$310,477,239	$239,879,935
Foreign cash	$—	$—	$—	$—	$—
# Proceeds from securities sold short	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2016 (unaudited)

	SA Columbia Focused Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$312,754,786	$86,925,685	$494,118,481	$316,388,557	$239,226,687
Accumulated undistributed net investment income (loss)	7,261,874	327,948	2,250,501	1,419,623	1,091,437
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	34,116,385	(3,170,842)	(7,781,156)	(7,449,597)	(535,977)
Unrealized appreciation (depreciation) on investments	18,074,465	4,213,096	31,627,512	17,702,829	12,478,289
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Unrealized appreciation (depreciation) on securities sold short	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$372,207,510	$88,295,887	$520,215,338	$328,061,412	$252,260,436
Class 1 (unlimited shares authorized):
Net assets	$346,403,329	$100,004	$100,024	$100,046	$100,053
Shares of beneficial interest issued and outstanding	18,781,527	7,930	9,346	9,375	9,607
Net asset value, offering and redemption price per share	$18.44	$12.61	$10.70	$10.67	$10.41
Class 2 (unlimited shares authorized):
Net assets	$14,034,640	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	762,190	—	—	—	—
Net asset value, offering and redemption price per share	$18.41	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$11,769,541	$88,195,883	$520,115,314	$327,961,366	$252,160,383
Shares of beneficial interest issued and outstanding	640,826	6,994,293	48,599,423	30,734,552	24,214,083
Net asset value, offering and redemption price per share	$18.37	$12.61	$10.70	$10.67	$10.41

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2016 (unaudited)

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$255,828	$346,093	$122,763	$51,483	$1,288,017
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	257,059	708,721	838,195	858,585	457,005
Total investment income*	512,887	1,054,814	960,958	910,068	1,745,022
Expenses:
Investment advisory and management fees	251,977	404,537	282,266	217,714	539,191
Service Fees:
Class 2	14,709	33,265	28,103	22,956	44,811
Class 3	33,529	50,599	28,350	23,849	62,675
Transfer agent fees and expenses	392	392	392	425	1,892
Custodian and accounting fees	42,255	50,624	39,616	38,796	104,418
Reports to shareholders	1,665	2,758	2,321	2,011	2,981
Audit and tax fees	23,916	23,916	23,897	23,897	34,169
Legal fees	2,344	2,476	2,366	2,352	3,547
Trustees' fees and expenses	777	1,194	896	743	1,709
Interest expense	174	42	102	—	—
Other expenses	13,660	14,011	8,453	8,300	21,825
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	385,398	583,814	416,762	341,043	817,218
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—	—	—	(63,434)
Fees paid indirectly (Note 5)	(547)	(674)	(180)	(81)	(2,480)
Net expenses	384,851	583,140	416,582	340,962	751,304
Net investment income (loss)	128,036	471,674	544,376	569,106	993,718
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,027,236	2,140,353	1,204,047	916,406	4,282,969
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	36,628	80,061	(11,886)	(31,819)	(1,263,882)
Net realized foreign exchange gain (loss) on other assets and liabilities	(48,235)	(112,258)	(134,308)	(129,326)	152,303
Net realized gain (loss) on investments and foreign currencies	2,015,629	2,108,156	1,057,853	755,261	3,171,390
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	1,152,988	2,757,404	1,291,605	971,238	2,027,115
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts, swap contracts and securities sold short	(8,784)	(16,262)	4,685	371	850,978
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	5,075	23,361	29,653	28,455	(119,114)
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(9)
Net unrealized gain (loss) on investments and foreign currencies	1,149,279	2,764,503	1,325,943	1,000,064	2,758,970
Net realized and unrealized gain (loss) on investments and foreign currencies	3,164,908	4,872,659	2,383,796	1,755,325	5,930,360
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,292,944	$5,344,333	$2,928,172	$2,324,431	$6,924,078
* Net of foreign withholding taxes on interest and dividends of	$311	$693	$789	$792	$40,381
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$751

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2016 (unaudited)

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$1,988,936	$3,221,242	$12,327,231	$913,497	$3,373,001
Dividends (affiliated)	—	—	26,914	—	1,512
Interest (unaffiliated)	11,819	2,483	12,289	2,865	2
Total investment income*	2,000,755	3,223,725	12,366,434	916,362	3,374,515
Expenses:
Investment advisory and management fees	1,949,848	1,862,614	3,734,468	882,649	1,321,901
Service Fees:
Class 2	35,563	25,993	22,242	16,635	20,473
Class 3	51,921	161,647	156,246	46,814	48,871
Transfer agent fees and expenses	2,177	1,339	1,224	1,354	1,532
Custodian and accounting fees	31,807	32,734	69,694	30,495	41,121
Reports to shareholders	12,364	14,106	42,266	4,550	9,212
Audit and tax fees	18,082	18,092	18,116	18,382	18,221
Legal fees	3,795	3,277	6,955	2,409	2,991
Trustees' fees and expenses	6,587	6,752	13,481	3,020	4,221
Interest expense	—	269	1,771	277	531
Other expenses	11,720	18,030	23,799	33,239	34,386
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	2,123,864	2,144,853	4,090,262	1,039,824	1,503,460
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—	—	—	—
Fees paid indirectly (Note 5)	(906)	(2,123)	(668)	(202)	(8,453)
Net expenses	2,122,958	2,142,730	4,089,594	1,039,622	1,495,007
Net investment income (loss)	(122,203)	1,080,995	8,276,840	(123,260)	1,879,508
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	21,181,752	12,247,832	18,860,242	12,094,060	11,622,921
Net realized gain (loss) on investments (affiliated)**	—	—	109,107	—	11,481
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	66,470	50,970	47,793	47,793
Net realized foreign exchange gain (loss) on other assets and liabilities	266	—	91,564	4,120	213
Net realized gain (loss) on investments and foreign currencies	21,182,018	12,314,302	19,111,883	12,145,973	11,682,408
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	10,252,895	8,741,580	39,452,163	2,641,670	9,868,379
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	106,929	—	3,948
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts, swap contracts and securities sold short	—	(5,600)	5,800	(1,440)	(1,440)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(93)	—	114,628	(174)	(31)
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	10,252,802	8,735,980	39,679,520	2,640,056	9,870,856
Net realized and unrealized gain (loss) on investments and foreign currencies	31,434,820	21,050,282	58,791,403	14,786,029	21,553,264
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,312,617	$22,131,277	$67,068,243	$14,662,769	$23,432,772
* Net of foreign withholding taxes on interest and dividends of	$8,136	$—	$48,005	$1,744	$5,892
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2016 (unaudited)

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	SA Columbia Focused Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$1,843,819	$14,124,338	$15,731	$7	$259,929
Dividends (affiliated)	3,846	—	—	—	—
Interest (unaffiliated)	—	9,509	17,361,451	5,882,149	107
Total investment income*	1,847,665	14,133,847	17,377,182	5,882,156	260,036
Expenses:
Investment advisory and management fees	1,336,420	3,349,829	3,821,491	1,728,188	897,850
Service Fees:
Class 2	13,609	16,216	25,192	—	19,599
Class 3	46,600	182,264	364,791	531,862	39,705
Transfer agent fees and expenses	1,224	1,378	1,385	1,515	1,166
Custodian and accounting fees	48,042	131,689	154,970	39,274	16,299
Reports to shareholders	16,174	25,643	43,975	28,325	7,194
Audit and tax fees	18,342	35,496	25,415	23,814	16,161
Legal fees	7,995	7,458	4,660	3,557	3,541
Trustees' fees and expenses	4,335	10,428	17,937	8,360	2,894
Interest expense	504	4,149	—	67	—
Other expenses	24,766	40,413	23,801	10,226	9,325
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,518,011	3,804,963	4,483,617	2,375,188	1,013,734
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(148,791)	—	—	(278,334)
Fees paid indirectly (Note 5)	(1,551)	(4,878)	—	—	(7,047)
Net expenses	1,516,460	3,651,294	4,483,617	2,375,188	728,353
Net investment income (loss)	331,205	10,482,553	12,893,565	3,506,968	(468,317)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,557,456	(15,039,774)	7,868,884	(55,536)	(3,459,468)
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	501,358	801,518	(3,273,321)	(170,857)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	37,124	(956,255)	5,553,439	—
Net realized gain (loss) on investments and foreign currencies	4,058,814	(14,201,132)	3,639,308	5,327,046	(3,459,468)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	34,383,100	19,029,564	900,936	25,777,366
Change in unrealized appreciation (depreciation) on investments (affiliated)	26,355,234	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts, swap contracts and securities sold short	11,600	70,671	242,130	25,234	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(146,431)	452,375	3,690,691	(244)
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	26,366,834	34,307,340	19,724,069	4,616,861	25,777,122
Net realized and unrealized gain (loss) on investments and foreign currencies	30,425,648	20,106,208	23,363,377	9,943,907	22,317,654
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,756,853	$30,588,761	$36,256,942	$13,450,875	$21,849,337
* Net of foreign withholding taxes on interest and dividends of	$4,740	$1,275,020	$6,433	$—	$4,657
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Six Months Ended September 30, 2016 (unaudited)

	SA Columbia Focused Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$4,001,836	$—	$—	$—	$—
Dividends (affiliated)	—	440,521	2,779,223	1,761,129	1,362,685
Interest (unaffiliated)	1,043	—	—	—	—
Total investment income*	4,002,879	440,521	2,779,223	1,761,129	1,362,685
Expenses:
Investment advisory and management fees	1,788,094	45,409	261,515	162,838	127,941
Service Fees:
Class 2	10,554	—	—	—	—
Class 3	30,015	39,266	229,718	144,837	111,627
Transfer agent fees and expenses	1,310	570	571	571	570
Custodian and accounting fees	17,532	5,968	5,957	5,973	5,981
Reports to shareholders	18,958	3,366	21,491	13,605	11,007
Audit and tax fees	16,158	12,209	12,209	12,209	12,209
Legal fees	4,324	4,587	10,113	7,566	6,676
Trustees' fees and expenses	4,633	1,224	7,029	4,368	3,463
Interest expense	—	—	—	—	—
Other expenses	9,751	4,515	6,270	5,823	4,568
Total expenses before fee waivers, expense reimbursements and expense recoupments and fees paid indirectly	1,901,329	117,114	554,873	357,790	284,042
Fees waived and expenses reimbursed by investment advisor (Note 3)	(571,217)	(4,541)	(26,152)	(16,284)	(12,794)
Fees paid indirectly (Note 5)	(10,223)	—	—	—	—
Net expenses	1,319,889	112,573	528,721	341,506	271,248
Net investment income (loss)	2,682,990	327,948	2,250,502	1,419,623	1,091,437
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	576,636	—	—	—	—
Net realized gain (loss) on investments (affiliated)**	—	2,403,320	12,085,157	3,305,776	2,754,670
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	130,458	590,187	236,021	124,105
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	576,636	2,533,778	12,675,344	3,541,797	2,878,775
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	30,735,400	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	1,778,046	10,284,435	10,011,639	6,977,642
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts, swap contracts and securities sold short	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Change in acrrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	30,735,400	1,778,046	10,284,435	10,011,639	6,977,642
Net realized and unrealized gain (loss) on investments and foreign currencies	31,312,036	4,311,824	22,959,779	13,553,436	9,856,417
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,995,026	$4,639,772	$25,210,281	$14,973,059	$10,947,854
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$128,036	$249,183	$471,674	$960,433	$544,376	$1,235,122
Net realized gain (loss) on investments and foreign currencies	2,015,629	3,409,491	2,108,156	6,420,150	1,057,853	2,591,045
Net unrealized gain (loss) on investments and foreign currencies	1,149,279	(5,813,709)	2,764,503	(10,413,853)	1,325,943	(4,493,722)
Net increase (decrease) in net assets resulting from operations	3,292,944	(2,155,035)	5,344,333	(3,033,270)	2,928,172	(667,555)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(76,135)	—	(153,179)	—	(214,682)
Net investment income — Class 2	—	(101,473)	—	(570,968)	—	(782,126)
Net investment income — Class 3	—	(96,646)	—	(406,431)	—	(415,401)
Net realized gain on investments — Class 1	—	(1,717,725)	—	(1,581,001)	—	(1,037,953)
Net realized gain on investments — Class 2	—	(3,074,786)	—	(6,716,357)	—	(4,108,047)
Net realized gain on investments — Class 3	—	(4,258,366)	—	(6,135,987)	—	(2,583,431)
Total distributions to shareholders	—	(9,325,131)	—	(15,563,923)	—	(9,141,640)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(6,452,816)	(1,826,870)	(7,539,898)	(23,076,160)	(5,735,586)	(21,758,371)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,159,872)	(13,307,036)	(2,195,565)	(41,673,353)	(2,807,414)	(31,567,566)
NET ASSETS:
Beginning of period	58,261,168	71,568,204	96,233,061	137,906,414	70,676,993	102,244,559
End of period†	$55,101,296	$58,261,168	$94,037,496	$96,233,061	$67,869,579	$70,676,993
† Includes accumulated undistributed net investment income (loss)	$333,462	$205,426	$1,298,735	$827,061	$1,467,581	$923,205

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$569,106	$1,291,861	$993,718	$1,814,844	$(122,203)	$(1,082,728)
Net realized gain (loss) on investments and foreign currencies	755,261	888,663	3,171,390	10,612,661	21,182,018	42,303,175
Net unrealized gain (loss) on investments and foreign currencies	1,000,064	(2,439,896)	2,758,970	(19,254,477)	10,252,802	(47,052,900)
Net increase (decrease) in net assets resulting from operations	2,324,431	(259,372)	6,924,078	(6,826,972)	31,312,617	(5,832,453)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(166,509)	—	(603,961)	—	—
Net investment income — Class 2	—	(688,623)	—	(1,962,557)	—	—
Net investment income — Class 3	—	(394,848)	—	(1,614,810)	—	—
Net realized gain on investments — Class 1	—	(489,233)	—	(1,972,435)	—	(27,443,745)
Net realized gain on investments — Class 2	—	(2,184,962)	—	(6,760,536)	—	(3,603,791)
Net realized gain on investments — Class 3	—	(1,431,258)	—	(5,787,933)	—	(3,241,802)
Total distributions to shareholders	—	(5,355,433)	—	(18,702,232)	—	(34,289,338)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(5,213,195)	(18,352,189)	(11,624,417)	(5,813)	(63,376,681)	28,910,730
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,888,764)	(23,966,994)	(4,700,339)	(25,535,017)	(32,064,064)	(11,211,061)
NET ASSETS:
Beginning of period	58,339,880	82,306,874	129,071,286	154,606,303	477,203,370	488,414,431
End of period†	$55,451,116	$58,339,880	$124,370,947	$129,071,286	$445,139,306	$477,203,370
† Includes accumulated undistributed net investment income (loss)	$1,536,263	$967,157	$2,081,770	$1,088,052	$(303,280)	$(181,077)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Value		Mid Cap Growth
	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,080,995	$1,893,942	$8,276,840	$17,194,556	$(123,260)	$(348,260)
Net realized gain (loss) on investments and foreign currencies	12,314,302	14,967,012	19,111,883	35,578,324	12,145,973	9,916,343
Net unrealized gain (loss) on investments and foreign currencies	8,735,980	(19,388,343)	39,679,520	(82,631,667)	2,640,056	(26,717,335)
Net increase (decrease) in net assets resulting from operations	22,131,277	(2,527,389)	67,068,243	(29,858,787)	14,662,769	(17,149,252)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,272,811)	—	(10,426,855)	—	—
Net investment income — Class 2	—	(137,762)	—	(361,829)	—	—
Net investment income — Class 3	—	(675,291)	—	(1,666,122)	—	—
Net realized gain on investments — Class 1	—	(22,304,836)	—	(39,921,882)	—	(8,223,992)
Net realized gain on investments — Class 2	—	(3,493,704)	—	(1,606,628)	—	(1,485,218)
Net realized gain on investments — Class 3	—	(20,669,368)	—	(8,988,200)	—	(4,393,643)
Total distributions to shareholders	—	(48,553,772)	—	(62,971,516)	—	(14,102,853)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	98,471	76,675,942	9,418,609	68,454,598	(35,677,037)	30,343,137
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,229,748	25,594,781	76,486,852	(24,375,705)	(21,014,268)	(908,968)
NET ASSETS:
Beginning of period	479,099,039	453,504,258	956,403,337	980,779,042	221,481,039	222,390,007
End of period†	$501,328,787	$479,099,039	$1,032,890,189	$956,403,337	$200,466,771	$221,481,039
† Includes accumulated undistributed net investment income (loss)	$3,138,556	$2,057,561	$25,216,998	$16,940,158	$(128,941)	$(5,681)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Value		Small Cap		International Equity
	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,879,508	$3,148,894	$331,205	$609,936	$10,482,553	$11,264,801
Net realized gain (loss) on investments and foreign currencies	11,682,408	4,612,804	4,058,814	4,071,954	(14,201,132)	(11,282,390)
Net unrealized gain (loss) on investments and foreign currencies	9,870,856	(30,228,309)	26,366,834	(26,202,759)	34,307,340	(75,408,082)
Net increase (decrease) in net assets resulting from operations	23,432,772	(22,466,611)	30,756,853	(21,520,869)	30,588,761	(75,425,671)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,377,801)	—	(708,035)	—	(6,074,171)
Net investment income — Class 2	—	(117,685)	—	(37,291)	—	(265,717)
Net investment income — Class 3	—	(189,523)	—	—	—	(2,505,468)
Net realized gain on investments — Class 1	—	(39,558,389)	—	(13,558,703)	—	—
Net realized gain on investments — Class 2	—	(4,702,201)	—	(1,419,975)	—	—
Net realized gain on investments — Class 3	—	(10,276,593)	—	(3,973,748)	—	—
Total distributions to shareholders	—	(56,222,192)	—	(19,697,752)	—	(8,845,356)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(31,572,052)	48,662,594	(19,465,283)	97,811,846	(65,399,788)	121,746,995
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,139,280)	(30,026,209)	11,291,570	56,593,225	(34,811,027)	37,475,968
NET ASSETS:
Beginning of period	311,995,923	342,022,132	313,154,532	256,561,307	753,754,091	716,278,123
End of period†	$303,856,643	$311,995,923	$324,446,102	$313,154,532	$718,943,064	$753,754,091
† Includes accumulated undistributed net investment income (loss)	$5,024,472	$3,144,964	$904,216	$573,011	$20,956,965	$10,474,412

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Diversified Fixed Income		Real Return		SA Columbia Focused Growth
	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,893,565	$22,372,662	$3,506,968	$(215,798)	$(468,317)	$(940,275)
Net realized gain (loss) on investments and foreign currencies	3,639,308	(3,837,906)	5,327,046	(4,905,041)	(3,459,468)	18,634,757
Net unrealized gain (loss) on investments and foreign currencies	19,724,069	(4,142,594)	4,616,861	4,898,088	25,777,122	(40,302,103)
Net increase (decrease) in net assets resulting from operations	36,256,942	14,392,162	13,450,875	(222,751)	21,849,337	(22,607,621)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(14,449,739)	—	(6,524,327)	—	—
Net investment income — Class 2	—	(592,495)	—	—	—	—
Net investment income — Class 3	—	(7,913,570)	—	(17,083,216)	—	—
Net realized gain on investments — Class 1	—	(5,010,064)	—	—	—	(12,385,264)
Net realized gain on investments — Class 2	—	(226,267)	—	—	—	(2,909,028)
Net realized gain on investments — Class 3	—	(3,122,581)	—	—	—	(4,223,892)
Total distributions to shareholders	—	(31,314,716)	—	(23,607,543)	—	(19,518,184)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(68,475,432)	158,095,411	(21,997,734)	(68,578,496)	(69,810,781)	68,598,372
TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,218,490)	141,172,857	(8,546,859)	(92,408,790)	(47,961,444)	26,472,567
NET ASSETS:
Beginning of period	1,222,834,860	1,081,662,003	596,586,085	688,994,875	205,510,023	179,037,456
End of period†	$1,190,616,370	$1,222,834,860	$588,039,226	$596,586,085	$157,548,579	$205,510,023
† Includes accumulated undistributed net investment income (loss)	$26,950,884	$14,057,319	$(2,351,749)	$(5,858,717)	$(468,317)	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SA Columbia Focused Value		Allocation Growth		Allocation Moderate Growth
	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,682,990	$4,578,802	$327,948	$726,514	$2,250,502	$5,199,658
Net realized gain (loss) on investments and foreign currencies	576,636	33,605,724	2,533,778	16,453,274	12,675,344	76,101,933
Net unrealized gain (loss) on investments and foreign currencies	30,735,400	(53,926,796)	1,778,046	(22,341,122)	10,284,435	(103,748,466)
Net increase (decrease) in net assets resulting from operations	33,995,026	(15,742,270)	4,639,772	(5,161,334)	25,210,281	(22,446,875)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(2,795,890)	—	—	—	—
Net investment income — Class 2	—	(120,419)	—	—	—	—
Net investment income — Class 3	—	(211,679)	(1,524,052)	(1,393,950)	(9,027,944)	(7,563,752)
Net realized gain on investments — Class 1	—	(2,595,028)	—	—	—	—
Net realized gain on investments — Class 2	—	(136,763)	—	—	—	—
Net realized gain on investments — Class 3	—	(282,281)	(2,089,038)	—	(68,945,877)	(43,890,397)
Total distributions to shareholders	—	(6,142,060)	(3,613,090)	(1,393,950)	(77,973,821)	(51,454,149)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	7,197,506	24,557,664	(4,982,205)	(11,962,635)	49,652,512	(8,005,359)
TOTAL INCREASE (DECREASE) IN NET ASSETS	41,192,532	2,673,334	(3,955,523)	(18,517,919)	(3,111,028)	(81,906,383)
NET ASSETS:
Beginning of period	331,014,978	328,341,644	92,251,410	110,769,329	523,326,366	605,232,749
End of period†	$372,207,510	$331,014,978	$88,295,887	$92,251,410	$520,215,338	$523,326,366
† Includes accumulated undistributed net investment income (loss)	$7,261,874	$4,578,884	$327,948	$1,524,052	$2,250,501	$9,027,943

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate		Allocation Balanced
	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016	For the six months ended September 30, 2016 (unaudited)	For the year ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,419,623	$3,566,249	$1,091,437	$3,242,929
Net realized gain (loss) on investments and foreign currencies	3,541,797	41,189,516	2,878,775	27,912,018
Net unrealized gain (loss) on investments and foreign currencies	10,011,639	(56,411,240)	6,977,642	(37,157,371)
Net increase (decrease) in net assets resulting from operations	14,973,059	(11,655,475)	10,947,854	(6,002,424)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3	(5,699,000)	(4,404,705)	(4,597,839)	(3,490,952)
Net realized gain on investments — Class 1	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—
Net realized gain on investments — Class 3	(33,441,168)	(23,424,981)	(22,831,891)	(17,983,880)
Total distributions to shareholders	(39,140,168)	(27,829,686)	(27,429,730)	(21,474,832)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	29,047,028	(11,318,833)	12,136,978	(14,976,875)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,879,919	(50,803,994)	(4,344,898)	(42,454,131)
NET ASSETS:
Beginning of period	323,181,493	373,985,487	256,605,334	299,059,465
End of period†	$328,061,412	$323,181,493	$252,260,436	$256,605,334
† Includes accumulated undistributed net investment income (loss)	$1,419,623	$5,699,000	$1,091,437	$4,597,839

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIALS STATEMENTS

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. The Trust consists of 20 separate series or portfolios (each, a "Portfolio," and collectively, the "Portfolios"). Shares of the Portfolios are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they are offered through the Variable Contracts issued by life insurance companies affiliated with the Trust's adviser, SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"). SAAMCo and the life companies are indirect wholly-owned subsidiaries of American International Group, Inc., a Delaware corporation ("AIG"). SAAMCo serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, The Variable Annuity Life Insurance Company ("VALIC"), a Texas life insurer and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. AGL, VALIC and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

Each of the Portfolios represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Fourteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contract prospectus for sales and/or redemption charges under your Variable Contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment goal for each Portfolio is as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, through strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks of a diversified group of growth companies.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies selected through a growth strategy.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small-cap companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

Seasons Focused Portfolios

The SA Columbia Focused Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria. The Portfolio invests primarily in common stock of large-cap companies.

The SA Columbia Focused Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of value criteria. The Portfolio invests primarily in common stock of large-cap companies.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 70% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act").

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among two or three distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). As of September 30, 2016, the three Managers of the Multi-Managed Seasons Portfolios are J.P.Morgan Investment Management, Inc. ("J.P.Morgan"), Janus Capital Management LLC ("Janus"), and Wellington Management Company LLP ("WMC"). Each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below:

Portfolio	Small Cap Growth component J.P.Morgan	Growth component Janus	Fixed Income component WMC
Multi-Managed Growth	20%	54%	26%
Multi-Managed Moderate Growth	18	40.6	41.4
Multi-Managed Income/Equity	N/A	32	68
Multi-Managed Income	N/A	16.5	83.5

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except Real Return Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to a professional Manager that actively selects a limited number of stocks that represent its best ideas. This "Focused" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees (the "Board"), that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio's assets and liabilities classified in the fair value hierarchy as of September 30, 2016, is reported on a schedule following each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter ("OTC") market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps ("swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Large Cap Value, Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Diversified Fixed Income and Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Futures: During the period, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Diversified Fixed Income and Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Options: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolio used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Equity Swap Agreements: During the period, the Asset Allocation: Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Diversified Fixed Income and Real Return Portfolios used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio's risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio's Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of September 30, 2016, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended September 30, 2016. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2016, please refer to a schedule following each Portfolio's Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Foreign Exchange Contracts(4)	Options Purchased(3)	Total
Multi-Managed Growth Portfolio	$7,447	$59	$—	$—	$—	$—	$—	$1,521	$1,220	$10,247
Multi-Managed Moderate Growth Portfolio	26,987	160	—	14	—	—	—	4,216	3,344	34,721
Multi-Managed Income/Equity Portfolio	30,713	192	—	—	—	—	—	5,969	4,003	40,877
Multi-Managed Income Portfolio	29,963	193	—	—	—	—	—	6,119	4,019	40,294
Asset Allocation: Diversified Growth Portfolio	34,617	—	—	108,900	95,778	—	—	48,332	—	287,627
Large Cap Growth Portfolio	—	—	—	10,300	—	—	—	—	—	10,300
Large Cap Value Portfolio	—	—	—	9,800	—	—	—	7,077	—	16,877
Mid Cap Growth Portfolio	—	—	—	5,400	—	—	—	—	—	5,400
Mid Cap Value Portfolio	—	—	—	5,400	—	—	—	—	—	5,400
Small Cap Portfolio	—	—	—	35,090	—	—	—	—	—	35,090
International Equity Portfolio	—	—	—	86,825	—	—	—	—	—	86,825
Diversified Fixed Income Portfolio	452,225	2,275	—	—	—	—	38,307	77,062	52,602	622,471
Real Return Portfolio	54,000	—	—	—	—	—	—	386	—	54,386

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Foreign Exchange Contracts(7)	Options Written(6)	Total
Multi-Managed Growth Portfolio	$7,944	$—	$—	$1,136	$—	$—	$—	$9,984	$—	$19,064
Multi-Managed Moderate Growth Portfolio	31,097	—	—	—	—	—	—	30,747	—	61,844
Multi-Managed Income/Equity Portfolio	35,413	—	—	—	—	—	—	40,514	—	75,927
Multi-Managed Income Portfolio	36,319	—	—	—	—	—	—	36,361	—	72,680
Asset Allocation: Diversified Growth Portfolio	29,391	—	—	56,055	2,466	—	—	46,065	—	133,977
Large Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Large Cap Value Portfolio	—	—	—	—	—	—	—	79,688	—	79,688
Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Mid Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—
Small Cap Portfolio	—	—	—	—	—	—	—	—	—	—
International Equity Portfolio	—	—	—	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	196,338	—	—	—	—	—	70,941	268,658	—	535,937
Real Return Portfolio	—	—	—	—	—	—	—	279,599	—	279,599

Statement of Assets and Liabilities Location:

(1)  Variation margin on futures contracts

(2)  Unrealized appreciation on swap contracts

(3)  Investments, at value

(4)  Unrealized appreciation on forward foreign currency contracts

(5)  Unrealized depreciation on swap contracts

(6)  Call and put options written, at value

(7)  Unrealized depreciation on forward foreign currency contracts

(8)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio's Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
Multi-Managed Growth Portfolio	$(3,760)
Multi-Managed Moderate Growth Portfolio	(17,047)
Multi-Managed Income/Equity Portfolio	(17,956)
Multi-Managed Income Portfolio	(11,704)
Asset Allocation: Diversified Growth Portfolio	134,852
Large Cap Growth Portfolio	26,880
Large Cap Value Portfolio	19,980

Portfolio	Cumulative Appreciation (Depreciation)
Mid Cap Growth Portfolio	$16,213
Mid Cap Value Portfolio	16,213
Small Cap Portfolio	90,453
International Equity Portfolio	233,259
Diversified Fixed Income Portfolio	39,477
Real Return Portfolio	25,234

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(1)	Options*	Futures Contracts(1)	Swap Contracts(1)	Options*	Swap Contracts(1)	Foreign Exchange Contracts(2)	Options*	Total
Multi-Managed Growth Portfolio	$779	$(10,834)	$(22)	$47,585	$—	$—	$(974)	$(46,314)	$567	$(9,213)
Multi-Managed Moderate Growth Portfolio	31,968	(26,677)	(61)	77,423	—	—	(2,838)	(116,893)	1,673	(35,405)
Multi-Managed Income/Equity Portfolio	24,723	(33,429)	(73)	—	—	—	(3,402)	(142,837)	2,200	(152,818)
Multi-Managed Income Portfolio	4,825	(33,466)	(73)	—	—	224	(3,402)	(132,930)	1,801	(163,021)
Asset Allocation: Diversified Growth Portfolio	(16,164)	—	—	(647,114)	(601,204)	(2,972)	—	159,050	—	(1,108,404)
Large Cap Growth Portfolio	—	—	—	66,470	—	—	—	—	—	66,470
Large Cap Value Portfolio	—	—	—	50,970	—	—	—	96,653	—	147,623
Mid Cap Growth Portfolio	—	—	—	47,793	—	—	—	—	—	47,793
Mid Cap Value Portfolio	—	—	—	47,793	—	—	—	—	—	47,793
Small Cap Portfolio	—	—	—	501,358	—	—	—	—	—	501,358
International Equity Portfolio	—	—	—	801,518	—	—	—	—	—	801,518
Diversified Fixed Income Portfolio	(1,332,755)	(306,383)	(955)	—	—	—	(1,636,877)	(952,527)	(7,016)	(4,236,513)
Real Return Portfolio	(102,761)	(68,096)	—	—	—	—	—	3,867,622	—	3,696,765

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(3)	Swap Contracts(3)	Options*	Futures Contracts(3)	Swap Contracts(3)	Options*	Swap Contracts(3)	Foreign Exchange Contracts(4)	Options*	Total
Multi-Managed Growth Portfolio	$(873)	$1,316	$—	$(9,227)	$—	$—	$—	$5,147	$(939)	$(4,576)
Multi-Managed Moderate Growth Portfolio	(5,393)	3,627	—	(14,496)	—	—	—	23,633	(2,646)	4,725
Multi-Managed Income/Equity Portfolio	(22)	4,707	—	—	—	—	—	29,875	(3,157)	31,403
Multi-Managed Income Portfolio	(4,414)	4,785	—	—	—	—	—	28,686	(3,185)	25,872
Asset Allocation: Diversified Growth Portfolio	(10,625)	—	—	396,494	465,109	—	—	(112,430)	—	738,548
Large Cap Growth Portfolio	—	—	—	(5,600)	—	—	—	—	—	(5,600)
Large Cap Value Portfolio	—	—	—	5,800	—	—	—	112,997	—	118,797
Mid Cap Growth Portfolio	—	—	—	(1,440)	—	—	—	—	—	(1,440)
Mid Cap Value Portfolio	—	—	—	(1,440)	—	—	—	—	—	(1,440)
Small Cap Portfolio	—	—	—	11,600	—	—	—	—	—	11,600
International Equity Portfolio	—	—	—	70,671	—	—	—	—	—	70,671
Diversified Fixed Income Portfolio	146,393	173,792	—	—	—	—	(78,055)	459,029	(36,752)	664,407
Real Return Portfolio	25,234	—	—	—	—	—	—	3,725,017	—	3,750,251

*  Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
	Options Purchased(6)	Options Written(1)	Options Purchased(6)	Options Written(1)	Options Purchased(6)	Options Written(1)
Multi-Managed Growth Portfolio	$(22)	$—	$—	$—	$495	$72
Multi-Managed Moderate Growth Portfolio	(61)	—	—	—	1,488	185
Multi-Managed Income/Equity Portfolio	(73)	—	—	—	1,978	222
Multi-Managed Income Portfolio	(73)	—	—	224	1,801	—
Asset Allocation: Diversified Growth Portfolio	—	—	(3,572)	600	—	—
Diversified Fixed Income Portfolio	(955)	—	—	—	(9,710)	2,694
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
	Options Purchased(5)	Options Written(3)	Options Purchased(5)	Options Written(3)	Options Purchased(5)	Options Written(3)
Multi-Managed Growth Portfolio	$—	$—	$—	$—	$(939)	$—
Multi-Managed Moderate Growth Portfolio	—	—	—	—	(2,646)	—
Multi-Managed Income/Equity Portfolio	—	—	—	—	(3,157)	—
Multi-Managed Income Portfolio	—	—	—	—	(3,185)	—
Asset Allocation: Diversified Growth Portfolio	—	—	—	—	—	—
Diversified Fixed Income Portfolio	—	—	—	—	(36,752)	—

Statement of Operations Location:

(1)  Net realized gain (loss) on futures contracts, written options contracts and swap contracts

(2)  Net realized foreign exchange gain (loss) on other assets and liabilities

(3)  Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts

(4)  Change in unrealized foreign exchange gain (loss) on other assets and liabilities

(5)  Change in unrealized appreciation (depreciation) on investments (unaffiliated)

(6)  Net realized gain (loss) on investments (unaffiliated)

The following table represents the average monthly balances of derivatives held during the period ended September 30, 2016.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Default Swap Contracts(2)	Total Return Swap Contracts(1)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
Multi-Managed Growth Portfolio	$7,224,457	$866,321	$1,532	$204,052	$21,667	$—	$—	$—
Multi-Managed Moderate Growth Portfolio	22,756,662	2,893,733	4,090	512,791	70,833	—	—	—
Multi-Managed Income/Equity Portfolio	24,306,736	3,772,926	4,947	648,115	84,167	—	—	—
Multi-Managed Income Portfolio	26,958,249	3,495,616	4,958	646,278	84,167	—	—	—
Asset Allocation: Diversified Growth Portfolio	49,091,572	11,203,822	—	—	—	12,480,282	839	9
Large Cap Growth Portfolio	1,194,383	—	—	—	—	—	—	—
Large Cap Value Portfolio	923,817	15,185,874	—	—	—	—	—	—
Mid Cap Growth Portfolio	607,560	—	—	—	—	—	—	—
Mid Cap Value Portfolio	607,560	—	—	—	—	—	—	—
Small Cap Portfolio	4,103,207	—	—	—	—	—	—	—
International Equity Portfolio	15,606,098	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	221,393,208	32,016,667	72,801	635,487	29,023,362	—	—	—
Real Return Portfolio	45,275,091	247,333,333	—	—	—	—	—	—

(1)  Amounts represent values in US dollars.

(2)  Amounts represent notional amounts in US dollars.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of September 30, 2016. The repurchase agreements held by the Portfolios as of September 30, 2016, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$161	$—	$—	$161	$(161)	$—	$(161)
BNP Paribas SA	21	—	—	21	—	—	—	—	21	—	21
Citibank N.A.	161	—	—	161	5,994	—	—	5,994	(5,833)	—	(5,833)
Credit Suisse AG	275	—	—	275	—	—	—	—	275	—	275
Goldman Sachs International	706	53	1,220	1,979	1,435	—	—	1,435	544	—	544
JPMorgan Chase Bank	354	—	—	354	205	—	—	205	149	—	149
Morgan Stanley and Co., Inc.	—	—	—	—	293	—	—	293	(293)	—	(293)
Standard Chartered Bank	—	—	—	—	1,154	—	—	1,154	(1,154)	—	(1,154)
State Street Bank and Trust Co.	4	—	—	4	742	—	—	742	(738)	—	(738)
Total	$1,521	$53	$1,220	$2,794	$9,984	$—	$—	$9,984	$(7,190)	$—	$(7,190)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$76	$—	$—	$76	$7,216	$—	$—	$7,216	$(7,140)	$—	$(7,140)
BNP Paribas SA	60	—	—	60	—	—	—	—	60	—	60
Citibank N.A.	442	—	—	442	12,734	—	—	12,734	(12,292)	—	(12,292)
Commonwealth Bank of Australia Sydney	—	—	—	—	432	—	—	432	(432)	—	(432)
Credit Suisse AG	750	—	—	750	—	—	—	—	750	—	750
Goldman Sachs International	1,913	145	3,344	5,402	3,863	—	—	3,863	1,539	—	1,539
JPMorgan Chase Bank	964	—	—	964	559	—	—	559	405	—	405
Morgan Stanley and Co., Inc.	—	—	—	—	795	—	—	795	(795)	—	(795)
Standard Chartered Bank	—	—	—	—	3,112	—	—	3,112	(3,112)	—	(3,112)
State Street Bank and Trust Co.	11	—	—	11	1,599	—	—	1,599	(1,588)	—	(1,588)
UBS AG	—	—	—	—	437	—	—	437	(437)	—	(437)
Total	$4,216	$145	$3,344	$7,705	$30,747	$—	$—	$30,747	$(23,042)	$—	$(23,042)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$13	$—	$—	$13	$9,907	$—	$—	$9,907	$(9,894)	$—	$(9,894)
BNP Paribas SA	73	—	—	73	—	—	—	—	73	—	73
Citibank N.A.	1,511	—	—	1,511	15,799	—	—	15,799	(14,288)	—	(14,288)
Credit Suisse AG	896	—	—	896	—	—	—	—	896	—	896
Goldman Sachs International	2,306	173	4,003	6,482	4,651	—	—	4,651	1,831	—	1,831
JPMorgan Chase Bank	1,155	—	—	1,155	668	—	—	668	487	—	487
Morgan Stanley and Co., Inc.	—	—	—	—	960	—	—	960	(960)	—	(960)
Standard Chartered Bank	—	—	—	—	3,767	—	—	3,767	(3,767)	—	(3,767)
State Street Bank and Trust Co.	15	—	—	15	1,907	—	—	1,907	(1,892)	—	(1,892)
UBS AG	—	—	—	—	2,855	—	—	2,855	(2,855)	—	(2,855)
Total	$5,969	$173	$4,003	$10,145	$40,514	$—	$—	$40,514	$(30,369)	$—	$(30,369)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$150	$—	$—	$150	$7,310	$—	$—	$7,310	$(7,160)	$—	$(7,160)
BNP Paribas SA	73	—	—	73	—	—	—	—	73	—	73
Citibank N.A.	1,514	—	—	1,514	15,777	—	—	15,777	(14,263)	—	(14,263)
Credit Suisse AG	900	—	—	900	—	—	—	—	900	—	900
Goldman Sachs International	2,309	174	4,019	6,502	4,660	—	—	4,660	1,842	—	1,842
JPMorgan Chase Bank	1,159	—	—	1,159	670	—	—	670	489	—	489
Morgan Stanley and Co., Inc.	—	—	—	—	949	—	—	949	(949)	—	(949)
Standard Chartered Bank	—	—	—	—	3,742	—	—	3,742	(3,742)	—	(3,742)
State Street Bank and Trust Co.	14	—	—	14	1,909	—	—	1,909	(1,895)	—	(1,895)
UBS AG	—	—	—	—	1,344	—	—	1,344	(1,344)	—	(1,344)
Total	$6,119	$174	$4,019	$10,312	$36,361	$—	$—	$36,361	$(26,049)	$—	$(26,049)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Asset Allocation: Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$4	$—	$—	$4	$37,409	$—	$—	$37,409	$(37,405)	$—	$(37,405)
Barclays Bank PLC	2,505	—	—	2,505	26	—	—	26	2,479	—	2,479
Citibank N.A.	1,390	95,778	—	97,168	—	—	—	—	97,168	—	97,168
Credit Suisse AG	20,861	—	—	20,861	2,482	—	—	2,482	18,379	—	18,379
Goldman Sachs International	—	—	—	—	—	2,466	—	2,466	(2,466)	—	(2,466)
JPMorgan Chase Bank	5,364	—	—	5,364	6,148	—	—	6,148	(784)	—	(784)
State Street Bank and Trust Co.	9,384	—	—	9,384	—	—	—	—	9,384	—	9,384
UBS AG	8,824	—	—	8,824	—	—	—	—	8,824	—	8,824
Total	$48,332	$95,778	$—	$144,110	$46,065	$2,466	$—	$48,531	$95,579	$—	$95,579

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Large Cap Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Credit Suisse AG	$7,077			$7,077	$279			$279	$6,798	$—	$6,798
Morgan Stanley Capital Services, Inc.	—	—	—	—	54,615	—	—	54,615	(54,615)	—	(54,615)
UBS AG	—	—	—	—	24,794	—	—	24,794	(24,794)	—	(24,794)
Total	$7,077	$—	$—	$7,077	$79,688	$—	$—	$79,688	$(72,611)	$—	$(72,611)

(1) Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2) For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3) Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$69,422	$—	$—	$69,422	$(69,422)	$—	$(69,422)
BNP Paribas SA	950	—	—	950	—	—	—	—	950	—	950
Citibank N.A.	18,761	—	—	18,761	45,207	—	—	45,207	(26,446)	—	(26,446)
Credit Suisse AG	11,817	—	—	11,817	—	—	—	—	11,817	—	11,817
Goldman Sachs International	30,144	40,582	52,602	123,328	60,182	—	—	60,182	63,146	—	63,146
HSBC Bank USA, N.A.	—	—	—	—	11,529	—	—	11,529	(11,529)	—	(11,529)
JPMorgan Chase Bank	15,209	—	—	15,209	29,040	—	—	29,040	(13,831)	—	(13,831)
Morgan Stanley and Co., Inc.	—	—	—	—	12,685	—	—	12,685	(12,685)	—	(12,685)
Standard Chartered Bank	—	—	—	—	13,455	—	—	13,455	(13,455)	—	(13,455)
State Street Bank and Trust Co.	181	—	—	181	18,522	—	—	18,522	(18,341)	—	(18,341)
UBS AG	—	—	—	—	8,616	—	—	8,616	(8,616)	—	(8,616)
Total	$77,062	$40,582	$52,602	$170,246	$268,658	$—	$—	$268,658	$(98,412)	$—	$(98,412)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Real Return Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$18,761	$—	$—	$18,761	$(18,761)	$—	$(18,761)
Commonwealth Bank of Australia Sydney	—	—	—	—	15,807	—	—	15,807	(15,807)	—	(15,807)
National Australia Bank, Ltd.	—	—	—	—	38,248	—	—	38,248	(38,248)	—	(38,248)
Royal Bank of Canada	386	—	—	386	—	—	—	—	386	—	386
UBS AG	—	—	—	—	186,460	—	—	186,460	(186,460)	—	(186,460)
Westpac Banking Corp.	—	—	—	—	20,323	—	—	20,323	(20,323)	—	(20,323)
Total	$386	$—	$—	$386	$279,599	$—	$—	$279,599	$(279,213)	$—	$(279,213)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of September 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.27%	$160,000
Multi-Managed Moderate Growth	0.45	270,000
Multi-Managed Income/Equity	1.02	610,000
Multi-Managed Income	1.20	720,000
Large Cap Value	3.08	1,845,000
Mid Cap Growth	0.17	100,000
Diversified Fixed Income	9.20	5,520,000
Real Return	7.77	4,660,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2016, bearing interest at a rate of 0.47% per annum, with a principal amount of $60,000,000, a repurchase price of $60,002,350, and a maturity date of October 03, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.13%	02/28/21	$60,995,900	$61,197,638

As of September 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.27%	$80,000
Multi-Managed Moderate Growth	0.45	135,000
Multi-Managed Income/Equity	1.02	305,000
Multi-Managed Income	1.20	360,000
Large Cap Value	3.07	920,000
Mid Cap Growth	0.17	50,000
Diversified Fixed Income	9.20	2,760,000
Real Return	7.77	2,330,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 30, 2016, bearing interest at a rate of 0.45% per annum, with a principal amount of $30,000,000, a repurchase price of $30,001,125, and a maturity date of October 03, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	02/15/24	$27,845,000	$30,581,557

As of September 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.27%	$160,000
Multi-Managed Moderate Growth	0.45	270,000
Multi-Managed Income/Equity	1.02	610,000
Multi-Managed Income	1.20	720,000
Large Cap Value	3.08	1,845,000
Mid Cap Growth	0.17	100,000
Diversified Fixed Income	9.20	5,520,000
Real Return	7.77	4,660,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2016, bearing interest at a rate of 0.45% per annum, with a principal amount of $60,000,000, a repurchase price of $60,002,250, and a maturity date of October 03, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	02/15/24	$55,699,700	$61,173,867

As of September 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.28%	$320,000
Multi-Managed Moderate Growth	0.46	520,000
Multi-Managed Income/Equity	1.02	1,155,000
Multi-Managed Income	1.21	1,360,000
Large Cap Value	3.10	3,490,000
Mid Cap Growth	0.17	195,000
Diversified Fixed Income	9.20	10,370,000
Real Return	7.77	8,755,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2016, bearing interest at a rate of 0.49% per annum, with a principal amount of $112,710,000, a repurchase price of $112,714,602, and a maturity date of October 03, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	02/15/20	$105,238,000	$115,081,516

As of September 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.27%	$40,000
Multi-Managed Moderate Growth	0.43	65,000
Multi-Managed Income/Equity	1.00	150,000
Multi-Managed Income	1.20	180,000
Large Cap Value	3.07	460,000
Mid Cap Growth	0.17	25,000
Diversified Fixed Income	9.20	1,380,000
Real Return	7.77	1,165,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 30, 2016, bearing interest at a rate of 0.44% per annum, with a principal amount of $15,000,000, a repurchase price of $15,000,550, and a maturity date of October 03, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.50%	01/31/17	$15,288,000	$15,311,076

As of September 30, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Large Cap Growth	0.16%	$680,000
Large Cap Value	0.07	285,000
Mid Cap Growth	0.10	401,000
Mid Cap Value	0.05	220,000
Small Cap	0.14	595,000
International Equity	1.68	6,992,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated September 30, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $416,353,000, a repurchase price of $416,353,347, and a maturity date of October 03, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.38%	11/15/19	$98,560,000	$107,353,425
U.S. Treasury Notes	3.50	05/15/20	200,000,000	220,500,000
U.S. Treasury Bonds	7.88	02/15/21	25,000,000	32,523,450
U.S. Treasury Bonds	8.50	02/15/20	25,000,000	31,566,400
U.S. Treasury Bonds	8.75	05/15/20	25,000,000	32,738,275

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls: During the six months ended September 30, 2016, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended September 30, 2016, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios purchased and/or sold when-issued securities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012-2014 or expected to be taken in each Portfolio's 2015 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Large Cap Growth, Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
International Equity(2)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
Real Return	0-$500 million	0.60%
	>$500 million	0.55%
SA Columbia Focused Growth(3)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
SA Columbia Focused Value(4)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Allocation Growth, Allocation Moderate Growth,
Allocation Moderate, Allocation Balanced(5)	>0	0.10%

(1)  The Adviser voluntarily agreed, until further notice, to waive 0.10% of advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the six months ended September 30, 2016, the amount of advisory fees waived was $63,434.

(2)  The Adviser contractually agreed to waive 0.04% of advisory fees for the International Equity Portfolio. For the six months ended September 30, 2016, the amount of advisory fees waived was $148,791.

(3)  The Adviser contractually agreed to waive its advisory fees for the SA Columbia Focused Growth Portfolio so that the advisory fee payable to SAAMCo equals 0.69% of average daily net assets. For the six months ended September 30, 2016, the amount of advisory fees waived was $278,334.

(4)  The Adviser contractually agreed to waive its advisory fee for the SA Columbia Focused Value Portfolio so that the advisory fee payable to SAAMCo equals 0.67% of average daily net assets. For the six months ended September 30, 2016, the amount of advisory fees waived was $571,217.

(5)  The Adviser contractually agreed to waive its advisory fee for the Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios so that the advisory fee payable to SAAMCo equals 0.09% of average daily net assets. For the six months ended September 30, 2016, the amount of advisory fees waived was $4,541, $26,152, $16,284 and $12,794, respectively.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser/Adviser
Multi-Managed Growth	Janus J.P. Morgan WMC
Multi-Managed Moderate Growth	Janus J.P. Morgan WMC
Multi-Managed Income/Equity	Janus WMC
Multi-Managed Income	Janus WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	Goldman Sachs Asset Management, L.P. Janus SAAMCo
Large Cap Value	SAAMCo American Century Investment Management, Inc. WMC
Mid Cap Growth	SAAMCo T. Rowe Price WMC
Mid Cap Value	Goldman Sachs Asset Management, L.P. Massachusetts Financial Services Company SAAMCo
Small Cap	PNC Capital Advisors, LLC J.P. Morgan SAAMCo
International Equity	Janus T. Rowe Price SAAMCo
Diversified Fixed Income	PineBridge WMC
Real Return	WMC
SA Columbia Focused Growth	Columbia Management Investment Advisers LLC ("Columbia")
SA Columbia Focused Value	Columbia
Allocation Growth	SAAMCo
Allocation Moderate Growth	SAAMCo
Allocation Moderate	SAAMCo
Allocation Balanced	SAAMCo

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets. Annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio's business.

Portfolio	Class 1	Class 2	Class 3
SA Columbia Focused Growth	1.30%	1.45%	1.55%
SA Columbia Focused Value	1.30	1.45	1.55

The Adviser may voluntarily waive additional fees or reimburse expenses to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Any voluntary waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. As of September 30, 2016, none of the Portfolios listed above voluntarily reimbursed expenses and none of the Portfolios had balances subject to recoupment.

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Serivces provided, pursuant to the agreement, which is allocated based on shareholder accounts. For the six months ended September 30, 2016, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. For the six months ended September 30, 2016, service fees were paid (see Statement of Operations) based on the aforementioned rates.

The Board of Trustees has approved a Plan of Distribution pursuant to Rule 12b-1 (the "MAPs 12b-1 Plan") under the 1940 Act, on behalf of Class 3 shares of each Seasons Managed Allocation Portfolio. The MAPs 12b-1 Plan was approved by Class 3 shareholders with respect to each Portfolio at a special joint meeting of shareholders held on July 12, 2016. Effective July 29, 2016, Class 3 shares of each Portfolio are subject to a service fee under the MAPs 12b-1 Plan at the annual rate of up to 0.25% of the average daily net assets of the class. Upon the effective date of the MAPs 12b-1 Plan, each Managed Allocation Portfolio's holdings in the Underlying Portfolios converted from Class 3 shares to Class 1 shares of the Underlying Portfolios, which are not subject to any such service fees. As a result, the adoption of the MAPs 12b-1 Plan by the Managed Allocation Portfolios is not expected to have any impact on the total annual operating expenses payable by the Class 3 shares of the Portfolios.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2016
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-term Capital Gains
Multi-Managed Growth	$207,179	$3,536,614	$5,153,178	$2,021,499	$7,303,632
Multi-Managed Moderate Growth	857,823	6,777,122	5,531,764	4,361,318	11,202,605
Multi-Managed Income/Equity	915,494	2,728,939	2,220,944	3,391,481	5,750,159
Multi-Managed Income	1,104,801	948,933	1,138,211	2,832,787	2,522,646
Asset Allocation: Diversified Growth	1,025,491	10,475,076	3,930,168	5,570,897	13,131,335
Stock	—	42,728,794	77,124,681	—	34,289,338

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2016
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-term Capital Gains
Large Cap Growth	$2,057,560	$15,155,845	$78,905,660	$10,989,284	$37,564,488
Large Cap Value	16,754,547	32,660,324	29,057,543	24,267,991	38,703,525
Mid Cap Growth	—	10,247,877	24,533,030	641,489	13,461,364
Mid Cap Value	3,155,064	5,604,797	12,209,641	13,819,000	42,403,192
Small Cap	609,823	4,689,071	15,877,205	2,731,766	16,965,986
International Equity	13,033,332	(58,979,567)	(43,888,422)	8,845,356	—
Diversified Fixed Income	20,803,038	2,129,415	23,740,998	24,771,192	6,543,524
Real Return	—	(3,494,908)	(11,406,294)	23,607,543	—
SA Columbia Focused Growth	557,949	18,385,031	(18,085,938)	188,685	19,329,499
SA Columbia Focused Value	4,586,558	33,617,554	(12,746,418)	3,127,987	3,014,073
Allocation Growth	1,524,052	2,089,038	(3,269,571)	1,393,950	—
Allocation Moderate Growth	9,027,944	68,945,877	886,575	7,563,752	43,890,397
Allocation Moderate	5,709,081	33,431,087	(3,300,204)	4,415,304	23,414,382
Allocation Balanced	4,602,451	22,827,279	2,085,892	3,490,952	17,983,880

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March 31, 2016, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†			Unlimited†
Portfolio	2017	2018	2019	ST	LT
Multi-Managed Growth	$—	$—	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—
Stock	—	—	—	—	—
Large Cap Growth	—	—	—	—	—
Large Cap Value	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—
Mid Cap Value	—	—	—	—	—
Small Cap	—	—	—	—	—
International Equity	—	55,762,054	—	1,257,754	1,959,759
Diversified Fixed Income	—	—	—	—	—
Real Return	—	—	—	3,285,528	209,380
SA Columbia Focused Growth	—	—	—	—	—
SA Columbia Focused Value	—	—	—	—	—
Allocation Growth	—	—	—	—	—
Allocation Moderate Growth	—	—	—	—	—
Allocation Moderate	—	—	—	—	—
Allocation Balanced	—	—	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, a fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2016, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	—	—
Stock	181,075	—	—
Large Cap Growth	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	20,433	—	—
Mid Cap Value	—	—	—
Small Cap	—	—	—
International Equity	—	2,567,518	2,820,824
Diversified Fixed Income	—	—	—
Real Return	3,581,014	—	—
SA Columbia Focused Growth	—	—	—
SA Columbia Focused Value	—	—	—
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$7,632,547	$(1,324,346)	$6,308,201	$52,903,249
Multi-Managed Moderate Growth 10,558,931 (2,263,901) 8,295,030 98,632,233 Multi-Managed Income/Equity	4,668,605	(1,148,863)	3,519,742	80,134,188
Multi-Managed Income	2,938,564	(821,456)	2,117,108	67,090,766
Asset Allocation: Diversified Growth	10,497,450	(4,545,471)	5,951,979	120,333,156
Stock	96,065,363	(8,687,178)	87,378,185	355,134,873
Large Cap Growth	94,978,087	(7,330,848)	87,647,239	412,970,316
Large Cap Value	106,300,381	(37,682,852)	68,617,529	961,535,304
Mid Cap Growth	36,016,380	(8,841,759)	27,174,621	172,894,811
Mid Cap Value	33,725,414	(11,643,511)	22,081,903	280,959,645
Small Cap	54,818,797	(12,586,358)	42,232,439	285,133,633
International Equity	59,662,241	(69,239,958)	(9,577,717)	723,799,776
Diversified Fixed Income	46,897,704	(3,928,766)	42,968,938	1,271,527,107
Real Return	5,927,843	(16,452,170)	(10,524,327)	584,844,655
SA Columbia Focused Growth	16,313,759	(8,620,149)	7,693,610	150,195,276
SA Columbia Focused Value	35,276,568	(17,287,586)	17,988,982	349,155,408
Allocation Growth	4,670,207	(6,161,732)	(1,491,525)	89,829,772
Allocation Moderate Growth	33,316,393	(22,145,383)	11,171,010	509,228,054
Allocation Moderate	18,478,380	(11,766,945)	6,711,435	321,468,633
Allocation Balanced	12,843,397	(3,779,863)	9,063,534	243,294,690

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended September 30, 2016, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2016 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$11,299,951	$17,860,448	$712,661	$843,235
Multi-Managed Moderate Growth	19,308,901	27,147,830	2,539,529	1,599,363
Multi-Managed Income/Equity	12,873,195	19,307,596	2,185,767	2,213,275
Multi-Managed Income	9,906,905	15,657,247	868,779	1,898,032
Asset Allocation: Diversified Growth	50,046,756	69,916,042	13,610,777	13,303,463
Stock	69,587,239	129,113,391	—	—
Large Cap Growth	98,886,646	95,184,416	—	—
Large Cap Value	197,614,841	186,997,982	—	—
Mid Cap Growth	53,658,168	87,665,196	—	—
Mid Cap Value	102,360,277	131,344,524	—	—
Small Cap	47,785,176	62,724,171	—	—
International Equity	106,669,205	147,473,048	—	—
Diversified Fixed Income	173,022,416	190,023,983	55,351,698	96,111,968
Real Return	40,363,455	40,115,664	98,449,823	125,311,494
SA Columbia Focused Growth Portfolio	31,505,105	99,123,811	—	—
SA Columbia Focused Value Portfolio	34,738,661	16,443,602	—	—
Allocation Growth	12,449,499	21,157,207	—	—
Allocation Moderate Growth	64,980,694	93,773,152	—	—
Allocation Moderate	48,449,584	58,852,769	—	—
Allocation Balanced	30,968,709	46,508,494	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,933	$32,612	27,257	$503,524	4,568	$76,693	29,541	$526,656
Reinvested dividends	—	—	113,064	1,793,860	—	—	200,275	3,176,259
Shares redeemed	(94,304)	(1,536,317)	(126,032)	(2,157,173)	(112,419)	(1,836,039)	(168,300)	(2,926,075)
Net increase (decrease)	(92,371)	$(1,503,705)	14,289	$140,211	(107,851)	$(1,759,346)	61,516	$776,840
	Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	17,751	$294,395	159,207	$2,864,770
Reinvested dividends	—	—	275,210	4,355,012
Shares redeemed	(213,880)	(3,484,160)	(552,220)	(9,963,703)
Net increase (decrease)	(196,129)	$(3,189,765)	(117,803)	$(2,743,921)

	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,717	$61,138	22,161	$304,354	35,731	$457,364	112,861	$1,530,763
Reinvested dividends	—	—	140,524	1,734,180	—	—	591,168	7,287,325
Shares redeemed	(102,008)	(1,311,597)	(194,989)	(2,738,686)	(323,800)	(4,121,648)	(598,649)	(8,225,278)
Net increase (decrease)	(97,291)	$(1,250,459)	(32,304)	$(700,152)	(288,069)	$(3,664,284)	105,380	$592,810
	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	82,341	$1,066,725	121,302	$1,692,238
Reinvested dividends	—	—	531,730	6,542,418
Shares redeemed	(289,772)	(3,691,880)	(2,158,891)	(31,203,474)
Net increase (decrease)	(207,431)	$(2,625,155)	(1,505,859)	$(22,968,818)
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,433	$175,041	71,822	$850,936	44,433	$506,949	230,349	$2,652,739
Reinvested dividends	—	—	115,396	1,252,635	—	—	451,012	4,890,173
Shares redeemed	(79,392)	(892,172)	(247,331)	(2,988,570)	(278,860)	(3,139,638)	(766,684)	(9,029,595)
Net increase (decrease)	(63,959)	$(717,131)	(60,113)	$(884,999)	(234,427)	$(2,632,689)	(85,323)	$(1,486,683)
	Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	75,252	$851,180	147,267	$1,744,343
Reinvested dividends	—	—	276,889	2,998,832
Shares redeemed	(286,318)	(3,236,946)	(1,977,063)	(24,129,864)
Net increase (decrease)	(211,066)	$(2,385,766)	(1,552,907)	$(19,386,689)

	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,075	$114,206	42,604	$485,044	41,400	$471,756	223,980	$2,570,463
Reinvested dividends	—	—	60,661	655,742	—	—	266,142	2,873,585
Shares redeemed	(35,751)	(403,614)	(306,756)	(3,610,191)	(201,956)	(2,274,880)	(678,403)	(7,821,587)
Net increase (decrease)	(25,676)	$(289,408)	(203,491)	$(2,469,405)	(160,556)	$(1,803,124)	(188,281)	$(2,377,539)
	Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	41,358	$472,961	285,923	$3,294,739
Reinvested dividends	—	—	169,345	1,826,106
Shares redeemed	(321,842)	(3,593,624)	(1,579,800)	(18,626,090)
Net increase (decrease)	(280,484)	$(3,120,663)	(1,124,532)	$(13,505,245)
	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,531	$88,033	89,981	$1,180,420	23,124	$270,956	315,354	$4,035,338
Reinvested dividends	—	—	224,569	2,576,396	—	—	760,132	8,723,093
Shares redeemed	(158,656)	(1,868,686)	(371,269)	(4,878,561)	(421,552)	(4,959,493)	(882,127)	(11,359,543)
Net increase (decrease)	(151,125)	$(1,780,653)	(56,719)	$(1,121,745)	(398,428)	$(4,688,537)	193,359	$1,398,888
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	86,175	$1,026,425	376,802	$4,923,428
Reinvested dividends	—	—	646,023	7,402,743
Shares redeemed	(525,347)	(6,181,652)	(966,844)	(12,609,127)
Net increase (decrease)	(439,172)	$(5,155,227)	55,981	$(282,956)

	Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	55,978	$1,318,713	1,800,949	$45,786,970	28,989	$664,057	152,596	$3,488,885
Reinvested dividends	—	—	1,141,023	27,443,745	—	—	152,647	3,603,791
Shares redeemed	(2,315,149)	(55,838,671)	(1,371,021)	(35,765,242)	(208,373)	(4,892,881)	(451,345)	(11,048,022)
Net increase (decrease)	(2,259,171)	$(54,519,958)	1,570,951	$37,465,473	(179,384)	$(4,228,824)	(146,102)	$(3,955,346)
	Stock Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	50,604	$1,164,238	191,940	$4,509,975
Reinvested dividends	—	—	138,864	3,241,802
Shares redeemed	(249,773)	(5,792,137)	(506,308)	(12,351,174)
Net increase (decrease)	(199,169)	$(4,627,899)	(175,504)	$(4,599,397)
	Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,816,474	$206,568,857	5,277,473	$73,551,908	14,357	$179,849	70,598	$924,653
Reinvested dividends	—	—	1,887,617	23,577,647	—	—	295,896	3,631,466
Shares redeemed	(1,063,852)	(13,788,192)	(3,221,995)	(45,176,077)	(276,880)	(3,465,447)	(517,556)	(6,748,395)
Net increase (decrease)	14,752,622	$192,780,665	3,943,095	$51,953,478	(262,523)	$(3,285,598)	(151,062)	$(2,192,276)
	Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	315,216	$3,949,576	3,414,199	$46,091,488
Reinvested dividends	—	—	1,754,760	21,344,659
Shares redeemed	(15,297,867)	(193,346,172)	(3,237,628)	(40,521,407)
Net increase (decrease)	(14,982,651)	$(189,396,596)	1,931,331	$26,914,740

	Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,122,413	$198,465,656	7,724,485	$127,451,345	38,862	$621,995	24,206	$372,610
Reinvested dividends	—	—	3,370,248	50,348,737	—	—	131,813	1,968,457
Shares redeemed	(2,199,458)	(35,189,134)	(394,525)	(5,910,539)	(191,978)	(3,079,886)	(408,267)	(6,654,043)
Net increase (decrease)	9,922,955	$163,276,522	10,700,208	$171,889,543	(153,116)	$(2,457,891)	(252,248)	$(4,312,976)
	Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	3,359,765	$52,851,274	1,269,978	$17,921,615
Reinvested dividends	—	—	713,633	10,654,322
Shares redeemed	(12,514,919)	(204,251,296)	(7,782,838)	(127,697,906)
Net increase (decrease)	(9,155,154)	$(151,400,022)	(5,799,227)	$(99,121,969)
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,187,715	$19,919,420	1,148,126	$19,644,503	6,172	$98,881	21,906	$359,412
Reinvested dividends	—	—	523,751	8,223,992	—	—	97,964	1,485,218
Shares redeemed	(252,169)	(4,138,450)	(761,988)	(13,446,053)	(138,172)	(2,161,026)	(268,901)	(4,366,846)
Net increase (decrease)	935,546	$15,780,970	909,889	$14,422,442	(132,000)	$(2,062,145)	(149,031)	$(2,522,216)
	Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	31,444	$483,122	1,708,959	$29,143,556
Reinvested dividends	—	—	295,610	4,393,643
Shares redeemed	(3,257,679)	(49,878,984)	(982,031)	(15,094,288)
Net increase (decrease)	(3,226,235)	$(49,395,862)	1,022,538	$18,442,911

	Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,340,164	$22,721,615	5,134,081	$101,900,589	33,080	$551,552	27,210	$472,250
Reinvested dividends	—	—	2,686,104	40,936,190	—	—	316,915	4,819,886
Shares redeemed	(952,683)	(16,100,098)	(2,521,732)	(46,472,269)	(192,451)	(3,181,614)	(310,241)	(5,665,997)
Net increase (decrease)	387,481	$6,621,517	5,298,453	$96,364,510	(159,371)	$(2,630,062)	33,884	$(373,861)
	Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	79,433	$1,288,786	303,355	$4,554,584
Reinvested dividends	—	—	689,331	10,466,116
Shares redeemed	(2,201,393)	(36,852,293)	(3,361,398)	(62,348,755)
Net increase (decrease)	(2,121,960)	$(35,563,507)	(2,368,712)	$(47,328,055)
	Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,563,955	$32,663,725	10,284,839	$128,196,216	3,227	$39,454	47,465	$583,969
Reinvested dividends	—	—	1,183,807	14,266,738	—	—	123,700	1,457,266
Shares redeemed	(633,953)	(7,984,904)	(1,370,610)	(18,410,477)	(139,861)	(1,708,989)	(321,768)	(4,143,845)
Net increase (decrease)	1,930,002	$24,678,821	10,098,036	$124,052,477	(136,634)	$(1,669,535)	(150,603)	$(2,102,610)
	Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	51,703	$622,444	532,898	$6,275,721
Reinvested dividends	—	—	341,991	3,973,748
Shares redeemed	(3,525,590)	(43,097,013)	(2,611,278)	(34,387,490)
Net increase (decrease)	(3,473,887)	$(42,474,569)	(1,736,389)	$(24,138,021)

	International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	25,085,115	$197,476,360	18,200,311	$150,914,235	59,227	$456,784	113,059	$954,716
Reinvested dividends	—	—	768,075	6,074,171	—	—	33,529	265,717
Shares redeemed	(5,625,140)	(45,182,147)	(2,896,787)	(25,707,616)	(326,015)	(2,584,086)	(577,790)	(4,824,180)
Net increase (decrease)	19,459,975	$152,294,213	16,071,599	$131,280,790	(266,788)	$(2,127,302)	(431,202)	$(3,603,747)
	International Equity Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	269,299	$2,098,928	4,315,076	$35,854,121
Reinvested dividends	—	—	317,135	2,505,468
Shares redeemed	(27,731,038)	(217,665,627)	(5,289,941)	(44,289,637)
Net increase (decrease)	(27,461,739)	$(215,566,699)	(657,730)	$(5,930,048)
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	34,853,516	$421,061,964	10,836,140	$127,561,044	84,935	$1,011,652	383,721	$4,424,604
Reinvested dividends	—	—	1,697,161	19,459,803	—	—	71,459	818,762
Shares redeemed	(4,488,610)	(54,155,551)	(2,080,306)	(24,042,939)	(556,448)	(6,664,816)	(682,980)	(7,984,351)
Net increase (decrease)	30,364,906	$366,906,413	10,452,995	$122,977,908	(471,513)	$(5,653,164)	(227,800)	$(2,740,985)
	Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	1,170,304	$13,826,178	9,156,324	$106,551,440
Reinvested dividends	—	—	968,057	11,036,151
Shares redeemed	(37,012,100)	(443,554,859)	(6,899,876)	(79,729,103)
Net increase (decrease)	(35,841,796)	$(429,728,681)	3,224,505	$37,858,488

	Real Return Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,821,914	$37,109,870	1,752,756	$17,195,684	2,277,366	$21,946,912	4,459,950	$42,734,697
Reinvested dividends	—	—	696,974	6,524,327	—	—	1,833,477	17,083,216
Shares redeemed	(1,940,475)	(18,535,639)	(5,130,324)	(50,651,908)	(6,500,190)	(62,518,877)	(10,494,299)	(101,464,512)
Net increase (decrease)	1,881,439	$18,574,231	(2,680,594)	$(26,931,897)	(4,222,824)	$(40,571,965)	(4,200,872)	$(41,646,599)
	SA Columbia Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,771,484	$17,101,672	5,877,695	$55,110,827	3,752	$32,607	55,312	$502,132
Reinvested dividends	—	—	1,307,260	12,385,264	—	—	318,040	2,909,028
Shares redeemed	(7,115,483)	(65,020,036)	(103,638)	(868,080)	(312,428)	(2,795,283)	(582,304)	(5,744,689)
Net increase (decrease)	(5,343,999)	$(47,918,364)	7,081,317	$66,628,011	(308,676)	$(2,762,676)	(208,952)	$(2,333,529)
	SA Columbia Focused Growth Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	61,150	$536,764	906,245	$9,407,494
Reinvested dividends	—	—	471,393	4,223,892
Shares redeemed	(2,170,225)	(19,666,505)	(965,336)	(9,327,496)
Net increase (decrease)	(2,109,075)	$(19,129,741)	412,302	$4,303,890
	SA Columbia Focused Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,534,590	$43,985,917	2,253,894	$39,282,826	19,282	$345,321	25,241	$416,863
Reinvested dividends	—	—	324,908	5,390,918	—	—	15,507	257,182
Shares redeemed	(768,874)	(13,849,088)	(916,489)	(16,504,009)	(82,801)	(1,468,339)	(179,745)	(3,082,466)
Net increase (decrease)	1,765,716	$30,136,829	1,662,313	$28,169,735	(63,519)	$(1,123,018)	(138,997)	$(2,408,421)

	SA Columbia Focused Value Portfolio
	Class 3
	For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	16,715	$297,702	270,558	$4,412,720
Reinvested dividends	—	—	29,837	493,960
Shares redeemed	(1,235,451)	(22,114,007)	(357,062)	(6,110,330)
Net increase (decrease)	(1,218,736)	$(21,816,305)	(56,667)	$(1,203,650)
	Allocation Growth Portfolio
	Class 1		Class 3
	For the period September 26, 2016@ through September 30, 2016 (unaudited)		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,930	$100,000	160,550	$2,058,686	513,079	$6,617,382
Reinvested dividends	—	—	287,411	3,613,090	112,412	1,393,950
Shares redeemed	—	—	(841,191)	(10,753,981)	(1,560,052)	(19,973,967)
Net increase (decrease)	7,930	$100,000	(393,230)	$(5,082,205)	(934,561)	$(11,962,635)
	Allocation Moderate Growth Portfolio
	Class 1		Class 3
	For the period September 26, 2016@ through September 30, 2016 (unaudited)		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,346	$100,000	583,632	$7,047,644	1,632,620	$21,237,067
Reinvested dividends	—	—	7,310,179	77,973,821	4,333,500	51,454,149
Shares redeemed	—	—	(2,909,497)	(35,468,953)	(6,275,421)	(80,696,575)
Net increase (decrease)	9,346	$100,000	4,984,314	$49,552,512	(309,301)	$(8,005,359)
	Allocation Moderate Portfolio
	Class 1		Class 3
	For the period September 26, 2016@ through September 30, 2016 (unaudited)		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,375	$100,000	1,085,442	$12,923,287	1,196,851	$14,824,131
Reinvested dividends	—	—	3,680,841	39,140,168	2,434,405	27,829,686
Shares redeemed	—	—	(1,961,852)	(23,116,427)	(4,440,781)	(53,972,650)
Net increase (decrease)	9,375	$100,000	2,804,431	$28,947,028	(809,525)	$(11,318,833)

@  Commencement of operations

	Allocation Balanced Portfolio
	Class 1		Class 3
	For the period September 26, 2016@ through September 30, 2016 (unaudited)		For the six months ended September 30, 2016 (unaudited)		For the year ended March 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,607	$100,000	519,263	$5,889,228	1,407,510	$16,567,418
Reinvested dividends	—	—	2,643,737	27,429,730	1,946,524	21,474,832
Shares redeemed	—	—	(1,859,976)	(21,281,980)	(4,475,636)	(53,019,125)
Net increase (decrease)	9,607	$100,000	1,303,024	$12,036,978	(1,121,602)	$(14,976,875)

@  Commencement of operations

Note 8.  Transactions with Affiliates: The following Portfolios incurred brokerage commissions with affiliated brokers for the six months ended September 30, 2016:

Portfolio	Goldman Sachs & Co.	Wells Fargo
Mid Cap Value	$3,491	$2,592
Large Cap Growth	—	431

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds and/or Seasons Series Trust Portfolios and securities issued by AIG or an affiliate thereof. For the six months ended September 30, 2016, transactions in these securities were as follows:

Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2016
American International Group, Inc.	$26,914	$—	$2,274,100	$51,784	$264,391	$109,107	$106,929	$2,277,529

Mid Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2016
Allied World Assurance Co. Holdings AG	$1,512	$—	$117,853	$—	$23,582	$11,481	$3,948	$109,700

Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$14,841,276	$689,876	$896,802	$(26,063)	$71,711	$—
Diversified Fixed Income Portfolio, Class 1	—	—	—	65,280	1,304,163	10,095	380,254	13,831,464
International Equity Portfolio, Class 3	—	—	23,642,611	57,944	5,394,172	815,211	(680,677)	—
International Equity Portfolio, Class 1	—	—	—	83,253	911,858	(2,515)	577,747	18,187,544
Large Cap Growth Portfolio, Class 3	—	—	17,066,641	440,618	2,135,017	473,393	(15,035)	—
Large Cap Growth Portfolio, Class 1	—	—	—	72,949	711,380	191,373	63,569	15,447,111
Large Cap Value Portfolio, Class 3	—	—	13,539,406	5,042,695	958,375	298,558	(1,950,285)	—
Large Cap Value Portfolio, Class 1	—	—	—	84,489	823,915	269,810	2,449,786	17,952,169
Mid Cap Growth Portfolio, Class 3	—	—	5,520,385	10,440	2,941,472	(5,372)	402,443	—
Mid Cap Growth Portfolio, Class 1	—	—	—	12,364	220,573	(3,245)	(147,049)	2,627,921
Mid Cap Value Portfolio, Class 3	—	—	3,732,836	711,393	1,646,690	(21,782)	228,193	—
Mid Cap Value Portfolio, Class 1	—	—	—	13,600	232,630	(31,644)	125,102	2,878,378
Real Return Portfolio, Class 3	—	—	1,368,764	2,848	314,057	(8,246)	34,053	—
Real Return Portfolio, Class 1	—	—	—	4,945	48,229	(481)	34	1,039,631
SA Columbia Focused Growth Portfolio, Class 3	—	—	1,488,298	3,832	89,568	(9,397)	386,411	—
SA Columbia Focused Growth Portfolio, Class 1	—	—	—	7,418	72,344	(3,916)	(190,979)	1,519,755
SA Columbia Focused Value Portfolio, Class 3	—	—	1,808,321	4,272	197,358	62,748	(448,375)	—
SA Columbia Focused Value Portfolio, Class 1	—	—	—	8,244	80,382	28,773	515,256	1,701,499
Small Cap Portfolio, Class 3	—	—	4,759,989	12,073	1,362,362	315,983	(505,123)	—
Small Cap Portfolio, Class 1	—	—	—	16,486	160,764	37,178	558,397	3,671,857
SunAmerica Series Trust
High Yield Bond Portfolio, Class 3	—	—	1,825,083	4,004,746	135,381	(1,789)	41,634	—
High Yield Bond Portfolio, Class 1	379,226	—	—	406,015	261,241	4,062	(58,049)	5,825,080
Real Estate Portfolio, Class 3	—	—	2,700,000	106,620	116,856	4,180	—	—
Real Estate Portfolio, Class 1	61,295	130,458	—	204,117	120,573	6,411	(61,034)	2,722,865
Ultra Short Bond Portfolio, Class 1	—	—	—	953,961	21,045	(5)	62	932,973
	$440,521	$130,458	$92,293,610	$13,020,478	$21,157,207	$2,403,320	$1,778,046	$88,338,247

†  Includes reinvestment of distributions paid.

Allocation Moderate Growth Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$149,457,579	$3,833,347	$5,754,812	$198,043	$1,794,840	$—
Diversified Fixed Income Portfolio, Class 1	—	—	—	262,747	12,248,979	239,945	2,128,610	139,911,320
International Equity Portfolio, Class 3	—	—	107,139,852	311,327	25,337,610	2,594,079	(4,182,838)	—
International Equity Portfolio, Class 1	—	—	—	147,870	1,840,357	(10,222)	4,887,040	83,709,141
Large Cap Growth Portfolio, Class 3	—	—	85,841,739	1,778,784	10,232,788	2,113,068	(1,419,903)	—
Large Cap Growth Portfolio, Class 1	—	—	—	145,026	1,804,966	449,685	2,430,889	79,301,534
Large Cap Value Portfolio, Class 3	—	—	66,735,849	23,107,918	3,036,112	1,281,183	(13,615,560)	—
Large Cap Value Portfolio, Class 1	—	—	—	165,880	2,064,504	854,323	16,886,876	90,315,853
Mid Cap Growth Portfolio, Class 3	—	—	22,185,738	42,384	12,735,107	352,883	1,150,835	—
Mid Cap Growth Portfolio, Class 1	—	—	—	18,011	224,146	(19,221)	(567,101)	10,204,276
Mid Cap Value Portfolio, Class 3	—	—	15,981,645	47,963	4,831,579	1,382,156	(1,220,789)	—
Mid Cap Value Portfolio, Class 1	—	—	—	21,801	271,335	90,883	885,687	12,086,432
Real Return Portfolio, Class 3	—	—	15,063,095	45,820	2,394,400	(49,731)	522,667	—
Real Return Portfolio, Class 1	—	—	—	23,697	294,929	(9,543)	(160,257)	12,746,419
SA Columbia Focused Growth Portfolio, Class 3	—	—	7,379,457	25,901	291,109	(5,378)	1,450,745	—
SA Columbia Focused Growth Portfolio, Class 1	—	—	—	13,270	1,165,160	79,001	(618,846)	6,867,881
SA Columbia Focused Value Portfolio, Class 3	—	—	8,913,953	29,325	616,416	315,323	(2,702,665)	—
SA Columbia Focused Value Portfolio, Class 1	—	—	—	15,166	188,755	100,880	3,098,519	8,965,330
Small Cap Portfolio, Class 3	—	—	18,734,847	58,234	4,707,500	1,887,437	(3,210,277)	—
Small Cap Portfolio, Class 1	—	—	—	27,489	342,118	126,131	2,842,346	15,416,589
SunAmerica Series Trust
High Yield Bond Portfolio, Class 3	—	—	15,718,767	21,709,008	722,215	(15,233)	89,867	—
High Yield Bond Portfolio, Class 1	2,501,930	—	—	2,572,073	872,990	22,277	155,781	38,657,335
Real Estate Portfolio, Class 3	—	—	10,299,999	3,042,798	1,316,340	91,504	1	—
Real Estate Portfolio, Class 1	277,293	590,187	—	891,177	294,929	15,722	(342,677)	12,387,255
Ultra Short Bond Portfolio, Class 1	—	—	—	10,013,088	183,996	(38)	645	9,829,699
	$2,779,223	$590,187	$523,452,520	$68,350,104	$93,773,152	$12,085,157	$10,284,435	$520,399,064

†  Includes reinvestment of distributions paid.

Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$119,648,913	$5,455,560	$5,254,468	$5,593	$1,190,848	$—
Diversified Fixed Income Portfolio, Class 1	—	—	—	448,160	11,202,265	(9,251)	2,292,597	112,575,687
International Equity Portfolio, Class 3	—	—	52,282,989	1,057,199	12,933,616	493,032	(628,450)	—
International Equity Portfolio, Class 1	—	—	—	157,524	940,364	172,596	1,559,575	41,220,485
Large Cap Growth Portfolio, Class 3	—	—	47,881,542	1,194,802	4,764,509	991,383	(2,584,620)	—
Large Cap Growth Portfolio, Class 1	—	—	—	178,182	2,063,691	504,239	3,140,703	44,478,031
Large Cap Value Portfolio, Class 3	—	—	36,108,833	15,784,996	1,760,446	604,291	(6,739,280)	—
Large Cap Value Portfolio, Class 1	—	—	—	206,588	1,233,265	422,375	8,787,037	52,181,129
Mid Cap Growth Portfolio, Class 3	—	—	12,052,732	121,391	7,727,386	(974,683)	1,540,300	—
Mid Cap Growth Portfolio, Class 1	—	—	—	18,077	107,911	(7,585)	(180,836)	4,734,099
Mid Cap Value Portfolio, Class 3	—	—	7,633,863	130,080	3,194,662	261,507	201,559	—
Mid Cap Value Portfolio, Class 1	—	—	—	19,368	115,619	(28,109)	69,797	4,977,784
Real Return Portfolio, Class 3	—	—	11,794,884	285,727	1,417,280	(51,811)	350,763	—
Real Return Portfolio, Class 1	—	—	—	42,610	254,361	74	(48,767)	10,701,839
SA Columbia Focused Growth Portfolio, Class 3	—	—	3,881,817	103,901	161,234	1,770	876,809	—
SA Columbia Focused Growth Portfolio, Class 1	—	—	—	15,494	592,495	29,821	(429,982)	3,725,901
SA Columbia Focused Value Portfolio, Class 3	—	—	5,060,351	121,217	677,028	211,844	(1,167,993)	—
SA Columbia Focused Value Portfolio, Class 1	—	—	—	18,077	107,911	30,560	1,359,762	4,848,879
Small Cap Portfolio, Class 3	—	—	10,066,779	216,635	2,581,016	570,457	(807,579)	—
Small Cap Portfolio, Class 1	—	—	—	32,280	192,698	63,796	1,059,917	8,428,571
SunAmerica Series Trust
High Yield Bond Portfolio, Class 3	—	—	12,055,985	12,557,020	554,764	(11,717)	76,453	—
High Yield Bond Portfolio, Class 1	1,650,237	—	—	1,748,366	585,801	15,341	208,337	25,509,220
Real Estate Portfolio, Class 3	—	—	4,800,000	129,876	118,453	4,250	—	—
Real Estate Portfolio, Class 1	110,892	236,021	—	366,282	115,619	6,045	(115,966)	4,956,415
Ultra Short Bond Portfolio, Class 1	—	—	—	10,037,322	195,907	(42)	655	9,842,028
	$1,761,129	$236,021	$323,268,688	$50,446,734	$58,852,769	$3,305,776	$10,011,639	$328,180,068

†  Includes reinvestment of distributions paid.

Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2016	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$127,361,777	$2,907,022	$6,268,537	$177,009	$803,742	$—
Diversified Fixed Income Portfolio, Class 1	—	—	—	496,225	10,967,680	109,870	2,591,852	117,211,280
International Equity Portfolio, Class 3	—	—	29,716,424	129,057	7,836,617	591,250	(1,069,372)	—
International Equity Portfolio, Class 1	—	—	—	91,530	632,534	126,079	1,209,118	22,324,935
Large Cap Growth Portfolio, Class 3	—	—	28,304,988	126,031	2,095,813	434,709	(1,903,743)	—
Large Cap Growth Portfolio, Class 1	—	—	—	108,559	2,250,215	669,423	2,064,842	25,458,781
Large Cap Value Portfolio, Class 3	—	—	22,478,560	8,531,736	1,133,530	415,172	(3,997,269)	—
Large Cap Value Portfolio, Class 1	—	—	—	130,908	904,671	356,886	5,136,517	31,014,309
Mid Cap Growth Portfolio, Class 3	—	—	6,302,906	15,249	5,037,834	(303,252)	402,975	—
Mid Cap Growth Portfolio, Class 1	—	—	—	5,321	36,775	(3,159)	9,054	1,354,485
Mid Cap Value Portfolio, Class 3	—	—	4,280,574	15,382	2,938,512	(586,124)	597,291	—
Mid Cap Value Portfolio, Class 1	—	—	—	6,385	44,130	4,442	192,974	1,528,282
Real Return Portfolio, Class 3	—	—	12,733,326	55,404	1,280,859	(20,005)	352,288	—
Real Return Portfolio, Class 1	—	—	—	48,957	338,332	816	(59,065)	11,492,530
SA Columbia Focused Growth Portfolio, Class 3	—	—	2,576,812	12,863	112,090	(9,965)	583,395	—
SA Columbia Focused Growth Portfolio, Class 1	—	—	—	10,643	573,550	(8,894)	(249,953)	2,229,261
SA Columbia Focused Value Portfolio, Class 3	—	—	3,653,173	14,452	625,441	214,148	(993,813)	—
SA Columbia Focused Value Portfolio, Class 1	—	—	—	12,773	88,261	36,039	1,043,720	3,266,790
Small Cap Portfolio, Class 3	—	—	5,184,323	22,200	1,194,597	364,480	(314,075)	—
Small Cap Portfolio, Class 1	—	—	—	17,029	617,681	156,907	239,706	3,858,292
SunAmerica Series Trust
High Yield Bond Portfolio, Class 3	—	—	11,486,044	8,067,065	562,861	(10,973)	37,934	—
High Yield Bond Portfolio, Class 1	1,304,375	—	—	1,389,520	588,404	32,813	354,966	20,206,104
Real Estate Portfolio, Class 3	—	—	2,600,000	7,951	66,757	2,736	—	—
Real Estate Portfolio, Class 1	58,310	124,105	—	193,057	73,550	4,322	(56,090)	2,611,669
Ultra Short Bond Portfolio, Class 1	—	—	—	10,040,180	239,263	(59)	648	9,801,506
	$1,362,685	$124,105	$256,678,907	$32,455,499	$46,508,494	$2,754,670	$6,977,642	$252,358,224

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets.

At September 30, 2016, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	Allocation Balanced Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	SAST SunAmerica Dynamic Allocation Portfolio	SAST SunAmerica Dynamic Strategy Portfolio
Allocation Balanced	9.21%	90.69%	0.10%	—%	—%	—%	—%	—%	—%
Allocation Growth	6.69	92.77	0.54	—	—	—	—	—	—
Allocation Moderate	6.43	93.43	0.14	—	—	—	—	—	—
Allocation Moderate Growth	5.59	94.29	0.12	—	—	—	—	—	—
Asset Allocation: Diversified Growth	0.89	99.11	—	—	—	—	—	—	—
Diversified Fixed Income	0.08	4.40	—	9.84	1.16	11.75	9.45	54.66	8.66
SA Columbia Focused Growth	0.47	31.22	—	1.40	0.95	4.30	2.33	59.33	—
SA Columbia Focused Value	0.08	6.91	—	0.88	0.46	2.41	1.30	53.43	34.53
International Equity	0.11	5.46	—	3.11	2.53	11.64	5.73	42.75	28.67
Large Cap Growth	0.14	11.18	—	5.07	3.07	15.78	8.85	35.22	20.69
Large Cap Value	0.05	4.63	—	3.00	1.74	8.74	5.05	37.27	39.52
Mid Cap Growth	0.28	20.43	—	0.67	1.30	5.05	2.34	44.97	24.96
Mid Cap Value	0.21	15.77	—	0.50	0.95	3.98	1.64	59.37	17.58
Multi-Managed Growth	1.48	98.52	—	—	—	—	—	—	—
Multi-Managed Moderate Growth	0.81	99.19	—	—	—	—	—	—	—
Multi-Managed Income/Equity	0.52	99.48	—	—	—	—	—	—	—
Multi-Managed Income	0.84	99.16	—	—	—	—	—	—	—
Real Return	3.50	66.21	0.08	1.95	0.18	2.16	1.81	15.79	8.32
Small Cap	0.19	10.00	—	1.19	1.13	4.74	2.59	33.72	46.44
Stock	0.21	22.83	—	—	—	—	—	76.96	—

Note 9.  Investment Concentration: The International Equity Portfolio invests internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, and Diversified Fixed Income Portfolios' concentration in such investments, these funds may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10.  Line of Credit: The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio's ratable portion of an upfront fee in an amount equal to $100,000 in the aggregate for the committed and uncommitted lines of credit and the committed line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. The $100,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the six months ended September 30, 2016, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	32	$174	$112,975	1.73%
Multi-Managed Moderate Growth	6	42	143,114	1.76
Multi-Managed Income/Equity	15	102	137,819	1.77
Large Cap Growth	6	61	213,909	1.39
Large Cap Value	60	1,636	570,562	1.74
Mid Cap Growth	7	277	817,810	1.75
Mid Cap Value	19	531	585,372	1.69
Small Cap	13	343	544,769	1.77
International Equity	14	460	681,673	1.72

As of September 30, 2016, the following Portfolio had an outstanding borrowing:

Portfolio	Amount
Multi-Managed Income/Equity	$153,687

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended September 30, 2016, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
Stock	$211,164	$—	$—
Large Cap Value	2,879,174	1,089,825	55,980
Mid Cap Value	—	175,158	61,347

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2016, none of the Portfolios participated in this program.

Note 13.  Unfunded Loan Commitments: At September 30, 2016, the Diversified Fixed Income Portfolio had the following unfunded loan commitments which may be extended at the option of the Borrower:

Borrower	Principal Type	Maturity Date	Amount	Value
Arch Coal, Inc.	DIP Delayed Draw	01/31/2017	$55,000	$54,966
Kenan Advantage Group, Inc.	Strip Delayed Draw	01/31/2017	5,267	5,235
			$60,267	$60,201

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/12	$16.10	$0.09	$0.76	$0.85	$(0.15)	$—	$(0.15)	$16.80	5.36%	$12,830	1.29%		0.55%		67%
03/31/13	16.80	0.09	0.97	1.06	(0.10)	—	(0.10)	17.76	6.37	12,124	1.31		0.56		85
03/31/14	17.76	0.09	2.89	2.98	(0.13)	(0.45)	(0.58)	20.16	16.90	13,202	1.28		0.43		80
03/31/15	20.16	0.13	2.19	2.32	(0.10)	(3.07)	(3.17)	19.31	12.54	12,718	1.17		0.62		67
03/31/16	19.31	0.10	(0.64)	(0.54)	(0.12)	(2.76)	(2.88)	15.89	(2.79)	10,696	1.19		0.56		51
09/30/16@	15.89	0.05	0.92	0.97	—	—	—	16.86	6.10	9,792	1.19	#	0.62	#	20
Multi-Managed Growth Portfolio Class 2
03/31/12	16.07	0.06	0.77	0.83	(0.12)	—	(0.12)	16.78	5.23	27,093	1.44		0.40		67
03/31/13	16.78	0.07	0.97	1.04	(0.07)	—	(0.07)	17.75	6.24	23,299	1.46		0.41		85
03/31/14	17.75	0.06	2.89	2.95	(0.10)	(0.45)	(0.55)	20.15	16.73	24,035	1.43		0.28		80
03/31/15	20.15	0.10	2.18	2.28	(0.07)	(3.07)	(3.14)	19.29	12.31	23,033	1.32		0.47		67
03/31/16	19.29	0.07	(0.63)	(0.56)	(0.09)	(2.76)	(2.85)	15.88	(2.90)	19,939	1.34		0.40		51
09/30/16@	15.88	0.04	0.92	0.96	—	—	—	16.84	6.05	19,325	1.34	#	0.47	#	20
Multi-Managed Growth Portfolio Class 3
03/31/12	16.04	0.05	0.76	0.81	(0.10)	—	(0.10)	16.75	5.14	34,327	1.54		0.30		67
03/31/13	16.75	0.05	0.98	1.03	(0.06)	—	(0.06)	17.72	6.15	32,255	1.56		0.31		85
03/31/14	17.72	0.04	2.88	2.92	(0.09)	(0.45)	(0.54)	20.10	16.58	38,236	1.52		0.19		80
03/31/15	20.10	0.07	2.19	2.26	(0.05)	(3.07)	(3.12)	19.24	12.23	35,817	1.42		0.37		67
03/31/16	19.24	0.05	(0.63)	(0.58)	(0.06)	(2.76)	(2.82)	15.84	(3.00)	27,626	1.44		0.30		51
09/30/16@	15.84	0.03	0.92	0.95	—	—	—	16.79	6.00	25,985	1.44	#	0.37	#	20

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#@
Multi-Managed Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%
Multi-Managed Growth Portfolio Class 2	0.00	0.00	0.01	0.00	0.00	0.00
Multi-Managed Growth Portfolio Class 3	0.00	0.00	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/12	$14.45	$0.16	$0.59	$0.75	$(0.27)	$(0.55)	$(0.82)	$14.38	5.69%	$15,621	1.09%		1.12%		61%
03/31/13	14.38	0.14	0.72	0.86	(0.18)	(0.62)	(0.80)	14.44	6.28	13,546	1.11		0.97		90
03/31/14	14.44	0.12	1.76	1.88	(0.15)	(0.82)	(0.97)	15.35	13.24	13,622	1.09		0.78		74
03/31/15	15.35	0.15	1.39	1.54	(0.13)	(1.71)	(1.84)	15.05	10.74	13,247	1.02		0.98		71
03/31/16	15.05	0.14	(0.46)	(0.32)	(0.20)	(2.10)	(2.30)	12.43	(2.00)	10,538	1.04		1.01		48
09/30/16@	12.43	0.08	0.65	0.73	—	—	—	13.16	5.87	9,879	1.05	#	1.17	#	21
Multi-Managed Moderate Growth Portfolio Class 2
03/31/12	14.42	0.14	0.58	0.72	(0.24)	(0.55)	(0.79)	14.35	5.48	62,180	1.24		0.97		61
03/31/13	14.35	0.12	0.73	0.85	(0.16)	(0.62)	(0.78)	14.42	6.17	54,283	1.26		0.82		90
03/31/14	14.42	0.10	1.76	1.86	(0.13)	(0.82)	(0.95)	15.33	13.08	55,102	1.24		0.63		74
03/31/15	15.33	0.13	1.38	1.51	(0.11)	(1.71)	(1.82)	15.02	10.51	52,837	1.17		0.83		71
03/31/16	15.02	0.12	(0.45)	(0.33)	(0.18)	(2.10)	(2.28)	12.41	(2.12)	44,942	1.19		0.86		48
09/30/16@	12.41	0.07	0.65	0.72	—	—	—	13.13	5.80	43,774	1.20	#	1.02	#	21
Multi-Managed Moderate Growth Portfolio Class 3
03/31/12	14.39	0.12	0.60	0.72	(0.23)	(0.55)	(0.78)	14.33	5.46	56,421	1.34		0.87		61
03/31/13	14.33	0.10	0.72	0.82	(0.14)	(0.62)	(0.76)	14.39	6.01	53,393	1.36		0.72		90
03/31/14	14.39	0.08	1.75	1.83	(0.12)	(0.82)	(0.94)	15.28	12.95	78,568	1.33		0.54		74
03/31/15	15.28	0.11	1.39	1.50	(0.10)	(1.71)	(1.81)	14.97	10.46	71,822	1.27		0.73		71
03/31/16	14.97	0.11	(0.46)	(0.35)	(0.14)	(2.10)	(2.24)	12.38	(2.25)	40,753	1.29		0.75		48
09/30/16@	12.38	0.06	0.65	0.71	—	—	—	13.09	5.73	40,385	1.30	#	0.92	#	21

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#@
Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.01	0.00	0.00	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/12	$12.52	$0.27	$0.53	$0.80	$(0.43)	$(0.17)	$(0.60)	$12.72	6.67%	$12,468	1.09%		2.18%		51%
03/31/13	12.72	0.22	0.64	0.86	(0.33)	(0.56)	(0.89)	12.69	6.95	12,352	1.09		1.70		60
03/31/14	12.69	0.17	0.65	0.82	(0.22)	(0.50)	(0.72)	12.79	6.65	12,165	1.05		1.35		77
03/31/15	12.79	0.19	0.82	1.01	(0.19)	(1.00)	(1.19)	12.61	8.20	11,927	1.00		1.45		86
03/31/16	12.61	0.19	(0.22)	(0.03)	(0.27)	(1.30)	(1.57)	11.01	(0.11)	9,748	1.02		1.60		45
09/30/16@	11.01	0.10	0.38	0.48	—	—	—	11.49	4.36	9,439	1.03	#	1.72	#	18
Multi-Managed Income/Equity Portfolio Class 2
03/31/12	12.49	0.26	0.51	0.77	(0.40)	(0.17)	(0.57)	12.69	6.48	55,328	1.24		2.04		51
03/31/13	12.69	0.20	0.64	0.84	(0.30)	(0.56)	(0.86)	12.67	6.86	50,239	1.24		1.55		60
03/31/14	12.67	0.15	0.65	0.80	(0.20)	(0.50)	(0.70)	12.77	6.48	46,030	1.20		1.20		77
03/31/15	12.77	0.17	0.82	0.99	(0.17)	(1.00)	(1.17)	12.59	8.03	44,486	1.15		1.31		86
03/31/16	12.59	0.17	(0.22)	(0.05)	(0.25)	(1.30)	(1.55)	10.99	(0.28)	37,891	1.17		1.45		45
09/30/16@	10.99	0.09	0.38	0.47	—	—	—	11.46	4.28	36,831	1.18	#	1.57	#	18
Multi-Managed Income/Equity Portfolio Class 3
03/31/12	12.47	0.24	0.52	0.76	(0.39)	(0.17)	(0.56)	12.67	6.37	35,247	1.34		1.94		51
03/31/13	12.67	0.19	0.64	0.83	(0.29)	(0.56)	(0.85)	12.65	6.76	32,130	1.34		1.45		60
03/31/14	12.65	0.14	0.64	0.78	(0.20)	(0.50)	(0.70)	12.73	6.33	49,269	1.29		1.09		77
03/31/15	12.73	0.16	0.82	0.98	(0.16)	(1.00)	(1.16)	12.55	7.98	45,831	1.25		1.21		86
03/31/16	12.55	0.17	(0.23)	(0.06)	(0.21)	(1.30)	(1.51)	10.98	(0.35)	23,038	1.26		1.34		45
09/30/16@	10.98	0.08	0.38	0.46	—	—	—	11.44	4.19	21,600	1.28	#	1.47	#	18

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#@
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.01	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/12	$12.50	$0.30	$0.52	$0.82	$(0.47)	$(0.32)	$(0.79)	$12.53	6.90%	$11,911	1.08%		2.38%		53%
03/31/13	12.53	0.23	0.52	0.75	(0.32)	(0.57)	(0.89)	12.39	6.09	11,480	1.08		1.81		56
03/31/14	12.39	0.20	0.18	0.38	(0.25)	(0.42)	(0.67)	12.10	3.20	10,622	1.05		1.59		63
03/31/15	12.10	0.22	0.53	0.75	(0.22)	(0.53)	(0.75)	12.10	6.30	9,975	1.00		1.81		87
03/31/16	12.10	0.24	(0.22)	0.02	(0.28)	(0.82)	(1.10)	11.02	0.29	6,841	1.01		2.01		46
09/30/16@	11.02	0.12	0.35	0.47	—	—	—	11.49	4.26	6,840	1.04	#	2.18	#	16
Multi-Managed Income Portfolio Class 2
03/31/12	12.47	0.28	0.53	0.81	(0.45)	(0.32)	(0.77)	12.51	6.79	47,469	1.23		2.23		53
03/31/13	12.51	0.21	0.52	0.73	(0.30)	(0.57)	(0.87)	12.37	5.93	42,792	1.23		1.66		56
03/31/14	12.37	0.18	0.18	0.36	(0.23)	(0.42)	(0.65)	12.08	3.02	37,405	1.21		1.44		63
03/31/15	12.08	0.20	0.53	0.73	(0.20)	(0.53)	(0.73)	12.08	6.13	36,076	1.15		1.65		87
03/31/16	12.08	0.22	(0.22)	0.00	(0.26)	(0.82)	(1.08)	11.00	0.11	30,780	1.17		1.87		46
09/30/16@	11.00	0.12	0.34	0.46	—	—	—	11.46	4.18	30,238	1.19	#	2.03	#	16
Multi-Managed Income Portfolio Class 3
03/31/12	12.45	0.27	0.53	0.80	(0.44)	(0.32)	(0.76)	12.49	6.71	32,770	1.33		2.12		53
03/31/13	12.49	0.20	0.52	0.72	(0.29)	(0.57)	(0.86)	12.35	5.83	29,548	1.33		1.56		56
03/31/14	12.35	0.16	0.18	0.34	(0.23)	(0.42)	(0.65)	12.04	2.84	38,707	1.29		1.32		63
03/31/15	12.04	0.19	0.52	0.71	(0.18)	(0.53)	(0.71)	12.04	6.06	36,255	1.25		1.55		87
03/31/16	12.04	0.21	(0.22)	(0.01)	(0.23)	(0.82)	(1.05)	10.98	0.01	20,719	1.26		1.75		46
09/30/16@	10.98	0.11	0.35	0.46	—	—	—	11.44	4.19	18,374	1.29	#	1.93	#	16

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#@
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/12	$10.14	$0.18	$0.19	$0.37	$(0.21)	$—	$(0.21)	$10.30	3.93	%(3)	$24,385	1.04%		1.88%		89%
03/31/13	10.30	0.20	0.99	1.19	(0.24)	—	(0.24)	11.25	11.77		22,692	1.05		1.90		67
03/31/14	11.25	0.20	1.86	2.06	(0.33)	—	(0.33)	12.98	18.43		22,898	1.01		1.63		61
03/31/15	12.98	0.18	1.17	1.35	(0.24)	(0.10)	(0.34)	13.99	10.56		21,958	0.99		1.36		79
03/31/16	13.99	0.19	(0.85)	(0.66)	(0.43)	(1.42)	(1.85)	11.48	(4.69)		17,363	0.98		1.46		94
09/30/16@	11.48	0.10	0.55	0.65	—	—	—	12.13	5.66		16,524	1.02	#	1.73	#	53
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/12	10.12	0.17	0.20	0.37	(0.20)	—	(0.20)	10.29	3.84	(3)	87,601	1.19		1.73		89
03/31/13	10.29	0.18	0.99	1.17	(0.22)	—	(0.22)	11.24	11.58		77,266	1.20		1.75		67
03/31/14	11.24	0.18	1.86	2.04	(0.31)	—	(0.31)	12.97	18.26		74,099	1.16		1.48		61
03/31/15	12.97	0.16	1.17	1.33	(0.22)	(0.10)	(0.32)	13.98	10.39		70,798	1.14		1.21		79
03/31/16	13.98	0.17	(0.85)	(0.68)	(0.41)	(1.42)	(1.83)	11.47	(4.88)		60,314	1.13		1.31		94
09/30/16@	11.47	0.09	0.56	0.65	—	—	—	12.12	5.67		58,890	1.17	#	1.58	%#	53
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/12	10.11	0.16	0.19	0.35	(0.19)	—	(0.19)	10.27	3.64	(3)	73,205	1.28		1.63		89
03/31/13	10.27	0.17	0.99	1.16	(0.21)	—	(0.21)	11.22	11.50		67,530	1.30		1.65		67
03/31/14	11.22	0.17	1.86	2.03	(0.30)	—	(0.30)	12.95	18.18		65,734	1.26		1.38		61
03/31/15	12.95	0.15	1.17	1.32	(0.21)	(0.10)	(0.31)	13.96	10.28		61,850	1.24		1.11		79
03/31/16	13.96	0.16	(0.85)	(0.69)	(0.40)	(1.42)	(1.82)	11.45	(5.00)		51,394	1.23		1.21		94
09/30/16@	11.45	0.09	0.55	0.64	—	—	—	12.09	5.59		48,957	1.27	#	1.48	#	53

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.01	0.00	0.00	0.00	0.00
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.01	0.00	0.00	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10	0.10

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio Class 1
03/31/12	$15.66	$(0.04)	$1.83	$1.79	$—	$—	$—	$17.45	11.43%	$19,750	0.96%		(0.25)%	24%
03/31/13	17.45	0.02	1.21	1.23	—	—	—	18.68	7.05	107,950	0.94		0.11	35
03/31/14	18.68	(0.05)	5.08	5.03	—	(0.85)	(0.85)	22.86	27.01	237,515	0.91		(0.23)	36
03/31/15	22.86	(0.03)	3.70	3.67	—	(1.25)	(1.25)	25.28	16.53	381,906	0.88		(0.15)	32
03/31/16	25.28	(0.05)	(0.22)	(0.27)	—	(1.80)	(1.80)	23.21	(1.32)	387,062	0.87		(0.19)	43
09/30/16@	23.21	(0.00)	1.62	1.62	—	—	—	24.83	6.98	357,963	0.86	#	(0.02)#	15
Stock Portfolio Class 2
03/31/12	15.52	(0.06)	1.80	1.74	—	—	—	17.26	11.21	68,643	1.11		(0.40)	24
03/31/13	17.26	(0.03)	1.23	1.20	—	—	—	18.46	6.95	61,041	1.11		(0.15)	35
03/31/14	18.46	(0.08)	5.02	4.94	—	(0.85)	(0.85)	22.55	26.84	58,280	1.06		(0.38)	36
03/31/15	22.55	(0.07)	3.65	3.58	—	(1.25)	(1.25)	24.88	16.36	55,803	1.03		(0.30)	32
03/31/16	24.88	(0.08)	(0.23)	(0.31)	—	(1.80)	(1.80)	22.77	(1.51)	47,757	1.02		(0.34)	43
09/30/16@	22.77	(0.02)	1.59	1.57	—	—	—	24.34	6.89	46,683	1.01	#	(0.16)#	15
Stock Portfolio Class 3
03/31/12	15.44	(0.08)	1.80	1.72	—	—	—	17.16	11.14	59,118	1.21		(0.50)	24
03/31/13	17.16	(0.04)	1.21	1.17	—	—	—	18.33	6.82	55,215	1.21		(0.25)	35
03/31/14	18.33	(0.10)	4.98	4.88	—	(0.85)	(0.85)	22.36	26.70	53,760	1.16		(0.48)	36
03/31/15	22.36	(0.09)	3.62	3.53	—	(1.25)	(1.25)	24.64	16.27	50,706	1.13		(0.40)	32
03/31/16	24.64	(0.11)	(0.22)	(0.33)	—	(1.80)	(1.80)	22.51	(1.61)	42,384	1.12		(0.44)	43
09/30/16@	22.51	(0.03)	1.57	1.54	—	—	—	24.05	6.84	40,493	1.11	#	(0.26)#	15

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#@
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/12	$10.07	$0.05	$0.97	$1.02	$(0.05)	$—	$(0.05)	$11.04	10.17%	$8,552	0.90%		0.54%		52%
03/31/13	11.04	0.09	0.98	1.07	(0.06)	(0.39)	(0.45)	11.66	10.06	39,935	0.89		0.90		31
03/31/14	11.66	0.06	2.55	2.61	(0.08)	(0.47)	(0.55)	13.72	22.60	158,516	0.85		0.47		69
03/31/15	13.72	0.08	2.07	2.15	(0.06)	(2.01)	(2.07)	13.80	16.61	216,793	0.84		0.57		43
03/31/16	13.80	0.07	(0.07)	(0.00)	(0.07)	(1.28)	(1.35)	12.45	(0.04)	244,613	0.83		0.53		46
09/30/16@	12.45	0.03	0.58	0.61	—	—	—	13.06	4.90	449,181	0.82	#	0.57	#	20
Large Cap Growth Portfolio Class 2
03/31/12	9.93	0.04	0.95	0.99	(0.03)	—	(0.03)	10.89	10.01	46,185	1.05		0.36		52
03/31/13	10.89	0.07	0.97	1.04	(0.04)	(0.39)	(0.43)	11.50	9.90	41,043	1.04		0.66		31
03/31/14	11.50	0.04	2.51	2.55	(0.06)	(0.47)	(0.53)	13.52	22.38	41,595	1.01		0.32		69
03/31/15	13.52	0.06	2.04	2.10	(0.03)	(2.01)	(2.04)	13.58	16.52	41,272	0.98		0.41		43
03/31/16	13.58	0.05	(0.07)	(0.02)	(0.05)	(1.28)	(1.33)	12.23	(0.20)	35,318	0.98		0.37		46
09/30/16@	12.23	0.02	0.56	0.58	—	—	—	12.81	4.74	33,650	0.97	#	0.38	#	20
Large Cap Growth Portfolio Class 3
03/31/12	9.86	0.03	0.95	0.98	(0.02)	—	(0.02)	10.82	9.99	225,751	1.15		0.28		52
03/31/13	10.82	0.06	0.96	1.02	(0.03)	(0.39)	(0.42)	11.42	9.76	210,063	1.14		0.57		31
03/31/14	11.42	0.03	2.50	2.53	(0.05)	(0.47)	(0.52)	13.43	22.31	211,518	1.11		0.22		69
03/31/15	13.43	0.04	2.03	2.07	(0.02)	(2.01)	(2.03)	13.47	16.35	195,439	1.08		0.31		43
03/31/16	13.47	0.04	(0.08)	(0.04)	(0.04)	(1.28)	(1.32)	12.11	(0.35)	199,168	1.08		0.28		46
09/30/16@	12.11	0.01	0.57	0.58	—	—	—	12.69	4.79	18,498	1.06	#	0.18	#	20

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#@
Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.01	0.00	0.00	0.00
Large Cap Growth Portfolio Class 3	0.00	0.00	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/12	$11.76	$0.17	$0.24	$0.41	$(0.17)	$—	$(0.17)	$12.00	3.70%	$12,598	0.89%		1.59%	32%
03/31/13	12.00	0.20	1.60	1.80	(0.17)	—	(0.17)	13.63	15.18	117,872	0.88		1.70	31
03/31/14	13.63	0.27	2.35	2.62	(0.15)	—	(0.15)	16.10	19.27	392,153	0.82		1.87	31
03/31/15	16.10	0.25	0.90	1.15	(0.19)	(0.02)	(0.21)	17.04	7.16	672,766	0.79		1.55	27
03/31/16	17.04	0.30	(0.87)	(0.57)	(0.23)	(0.87)	(1.10)	15.37	(3.19)	771,124	0.78		1.87	62
09/30/16@	15.37	0.13	0.93	1.06	—	—	—	16.43	6.90	987,575	0.77	#	1.69 #	19
Large Cap Value Portfolio Class 2
03/31/12	11.74	0.16	0.23	0.39	(0.15)	—	(0.15)	11.98	3.52	41,809	1.04		1.48	32
03/31/13	11.98	0.20	1.59	1.79	(0.15)	—	(0.15)	13.62	15.09	39,393	1.03		1.60	31
03/31/14	13.62	0.24	2.35	2.59	(0.13)	—	(0.13)	16.08	19.04	39,393	0.98		1.59	31
03/31/15	16.08	0.23	0.89	1.12	(0.16)	(0.02)	(0.18)	17.02	7.00	36,827	0.94		1.39	27
03/31/16	17.02	0.27	(0.86)	(0.59)	(0.20)	(0.87)	(1.07)	15.36	(3.32)	29,350	0.93		1.69	62
09/30/16@	15.36	0.12	0.93	1.05	—	—	—	16.41	6.84	28,847	0.92	#	1.52 #	19
Large Cap Value Portfolio Class 3
03/31/12	11.72	0.15	0.24	0.39	(0.14)	—	(0.14)	11.97	3.53	257,027	1.14		1.38	32
03/31/13	11.97	0.18	1.58	1.76	(0.14)	—	(0.14)	13.59	14.84	261,514	1.13		1.50	31
03/31/14	13.59	0.22	2.35	2.57	(0.11)	—	(0.11)	16.05	18.98	280,113	1.08		1.51	31
03/31/15	16.05	0.22	0.88	1.10	(0.14)	(0.02)	(0.16)	16.99	6.91	271,186	1.04		1.29	27
03/31/16	16.99	0.26	(0.87)	(0.61)	(0.16)	(0.87)	(1.03)	15.35	(3.42)	155,929	1.03		1.56	62
09/30/16@	15.35	0.13	0.91	1.04	—	—	—	16.39	6.78	16,469	1.02	#	1.29 #	19
Mid Cap Growth Portfolio Class 1
03/31/12	13.03	(0.04)	0.18	0.14	—	—	—	13.17	1.07	7,441	1.12		(0.36)	75
03/31/13	13.17	0.01	1.46	1.47	—	(0.48)	(0.48)	14.16	11.66	30,299	1.07		0.08	61
03/31/14	14.16	(0.02)	3.38	3.36	—	(0.43)	(0.43)	17.09	23.88	82,505	0.99		(0.15)	55
03/31/15	17.09	(0.02)	2.21	2.19	—	(1.42)	(1.42)	17.86	13.56	140,381	0.94		(0.13)	48
03/31/16	17.86	(0.01)	(1.19)	(1.20)	—	(1.02)	(1.02)	15.64	(6.77)	137,158	0.94		(0.08)	47
09/30/16@	15.64	(0.00)	1.19	1.19	—	—	—	16.83	7.61	163,283	0.94	#	(0.05)#	26
Mid Cap Growth Portfolio Class 2
03/31/12	12.75	(0.06)	0.17	0.11	—	—	—	12.86	0.86	32,440	1.27		(0.52)	75
03/31/13	12.86	(0.02)	1.44	1.42	—	(0.48)	(0.48)	13.80	11.55	28,219	1.24		(0.14)	61
03/31/14	13.80	(0.05)	3.30	3.25	—	(0.43)	(0.43)	16.62	23.70	30,749	1.15		(0.33)	55
03/31/15	16.62	(0.05)	2.15	2.10	—	(1.42)	(1.42)	17.30	13.40	28,242	1.09		(0.29)	48
03/31/16	17.30	(0.04)	(1.14)	(1.18)	—	(1.02)	(1.02)	15.10	(6.87)	22,390	1.09		(0.23)	47
09/30/16@	15.10	(0.02)	1.15	1.13	—	—	—	16.23	7.48	21,925	1.09	#	(0.20)#	26
Mid Cap Growth Portfolio Class 3
03/31/12	12.60	(0.07)	0.17	0.10	—	—	—	12.70	0.79	65,265	1.37		(0.61)	75
03/31/13	12.70	(0.03)	1.42	1.39	—	(0.48)	(0.48)	13.61	11.46	56,673	1.34		(0.24)	61
03/31/14	13.61	(0.07)	3.26	3.19	—	(0.43)	(0.43)	16.37	23.59	50,088	1.25		(0.43)	55
03/31/15	16.37	(0.06)	2.11	2.05	—	(1.42)	(1.42)	17.00	13.30	53,768	1.19		(0.38)	48
03/31/16	17.00	(0.05)	(1.14)	(1.19)	—	(1.02)	(1.02)	14.79	(7.06)	61,932	1.19		(0.30)	47
09/30/16@	14.79	(0.03)	1.13	1.10	—	—	—	15.89	7.44	15,258	1.18	#	(0.35)#	26

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#@
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/12	$14.47	$0.10	$(0.14)	$(0.04)	$(0.08)	$—	$(0.08)	$14.35	(0.19)%		$9,565	1.01%		0.79%		54%
03/31/13	14.35	0.16	2.39	2.55	(0.09)	—	(0.09)	16.81	17.86		59,774	0.99		1.13		62
03/31/14	16.81	0.18	3.35	3.53	(0.14)	—	(0.14)	20.20	21.05		164,147	0.93		0.98		68
03/31/15	20.20	0.13	1.99	2.12	(0.18)	(1.72)	(1.90)	20.42	11.09		193,319	0.91		0.64		95
03/31/16	20.42	0.19	(1.53)	(1.34)	(0.11)	(3.15)	(3.26)	15.82	(5.94)		233,605	0.91		1.05		67
09/30/16@	15.82	0.10	1.12	1.22	—	—	—	17.04	7.71		258,184	0.91	#	1.26	#	33
Mid Cap Value Portfolio Class 2
03/31/12	14.43	0.08	(0.14)	(0.06)	(0.06)	—	(0.06)	14.31	(0.33)		37,208	1.16		0.57		54
03/31/13	14.31	0.13	2.40	2.53	(0.06)	—	(0.06)	16.78	17.77		35,708	1.14		0.89		62
03/31/14	16.78	0.13	3.36	3.49	(0.11)	—	(0.11)	20.16	20.86		36,743	1.08		0.72		68
03/31/15	20.16	0.09	1.99	2.08	(0.14)	(1.72)	(1.86)	20.38	10.93		34,526	1.06		0.45		95
03/31/16	20.38	0.15	(1.52)	(1.37)	(0.08)	(3.15)	(3.23)	15.78	(6.12)		27,278	1.06		0.84		67
09/30/16@	15.78	0.09	1.12	1.21	—	—	—	16.99	7.67		26,648	1.06	#	1.08	#	33
Mid Cap Value Portfolio Class 3
03/31/12	14.41	0.07	(0.14)	(0.07)	(0.05)	—	(0.05)	14.29	(0.43)		162,469	1.27		0.52		54
03/31/13	14.29	0.12	2.39	2.51	(0.06)	—	(0.06)	16.74	17.61		163,073	1.24		0.80		62
03/31/14	16.74	0.11	3.35	3.46	(0.09)	—	(0.09)	20.11	20.71		133,694	1.18		0.60		68
03/31/15	20.11	0.07	1.99	2.06	(0.11)	(1.72)	(1.83)	20.34	10.83		114,177	1.16		0.34		95
03/31/16	20.34	0.13	(1.51)	(1.38)	(0.06)	(3.15)	(3.21)	15.75	(6.18)		51,112	1.15		0.65		67
09/30/16@	15.75	0.08	1.11	1.19	—	—	—	16.94	7.56		19,025	1.15	#	0.81	#	33
Small Cap Portfolio Class 1
03/31/12	10.25	(0.01)	(0.06)	(0.07)	—	—	—	10.18	(0.68	)(2)	6,125	1.05		(0.08)		75
03/31/13	10.18	0.02	1.01	1.03	—	—	—	11.21	10.12		27,441	1.05		0.24		115
03/31/14	11.21	0.05	2.84	2.89	—	—	—	14.10	25.78		95,264	0.99		0.37		41
03/31/15	14.10	0.06	0.71	0.77	(0.03)	(0.56)	(0.59)	14.28	5.78		147,337	0.94		0.46		40
03/31/16	14.28	0.04	(1.38)	(1.34)	(0.05)	(0.95)	(1.00)	11.94	(9.43)		243,707	0.93		0.32		65
09/30/16@	11.94	0.02	1.19	1.21	—	—	—	13.15	10.13		293,750	0.92	#	0.25	#	15
Small Cap Portfolio Class 2
03/31/12	10.08	(0.03)	(0.06)	(0.09)	—	—	—	9.99	(0.89	)(2)	29,194	1.20		(0.31)		75
03/31/13	9.99	(0.00)	1.00	1.00	—	—	—	10.99	10.01		25,992	1.20		(0.02)		115
03/31/14	10.99	0.02	2.79	2.81	—	—	—	13.80	25.57		27,478	1.15		0.14		41
03/31/15	13.80	0.03	0.71	0.74	(0.01)	(0.56)	(0.57)	13.97	5.65		23,823	1.09		0.25		40
03/31/16	13.97	0.02	(1.35)	(1.33)	(0.03)	(0.95)	(0.98)	11.66	(9.61)		18,131	1.08		0.13		65
09/30/16@	11.66	0.01	1.17	1.18	—	—	—	12.84	10.12		18,198	1.07	#	0.09	#	15
Small Cap Portfolio Class 3
03/31/12	9.98	(0.04)	(0.06)	(0.10)	—	—	—	9.88	(1.00	)(2)	95,460	1.29		(0.43)		75
03/31/13	9.88	(0.01)	0.99	0.98	—	—	—	10.86	9.92		93,909	1.30		(0.10)		115
03/31/14	10.86	0.01	2.75	2.76	—	—	—	13.62	25.41		96,671	1.25		0.04		41
03/31/15	13.62	0.02	0.70	0.72	—	(0.56)	(0.56)	13.78	5.60		85,401	1.19		0.15		40
03/31/16	13.78	0.00	(1.33)	(1.33)	—	(0.95)	(0.95)	11.50	(9.70)		51,317	1.17		0.01		65
09/30/16@	11.50	0.00	1.15	1.15	—	—	—	12.65	10.00		12,499	1.16	#	(0.04	)#	15

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#@
Mid Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.01%	0.01%
Mid Cap Value Class 2	0.01	0.00	0.00	0.00	0.01	0.01
Mid Cap Value Class 3	0.00	0.00	0.00	0.00	0.01	0.01
Small Cap Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

  (2)  The Portfolio's performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/12	$8.09	$0.16	$(0.70)	$(0.54)	$(0.11)	$—	$(0.11)	$7.44	(6.54)%	$12,881	1.12	%(1)	2.39	%(1)	59%
03/31/13	7.44	0.08	0.56	0.64	(0.11)	—	(0.11)	7.97	8.76	105,553	1.10	(1)	1.21	(1)	50
03/31/14	7.97	0.15	0.99	1.14	(0.10)	—	(0.10)	9.01	14.32	268,032	1.03	(1)	1.84	(1)	52
03/31/15	9.01	0.14	(0.20)	(0.06)	(0.14)	—	(0.14)	8.81	(0.62)	421,202	0.99	(1)(2)	1.58	(1)(2)	64
03/31/16	8.81	0.13	(1.00)	(0.87)	(0.11)	—	(0.11)	7.83	(9.94)	500,027	0.92	(1)(2)	1.63	(1)(2)	28
09/30/16@	7.83	0.11	0.22	0.33	—	—	—	8.16	4.21	680,296	0.93	#(1)(2)	2.75	#(1)(2)	15
International Equity Portfolio Class 2
03/31/12	8.09	0.15	(0.69)	(0.54)	(0.10)	—	(0.10)	7.45	(6.62)	35,187	1.28	(1)	1.94	(1)	59
03/31/13	7.45	0.10	0.53	0.63	(0.10)	—	(0.10)	7.98	8.55	30,852	1.26	(1)	1.38	(1)	50
03/31/14	7.98	0.14	0.98	1.12	(0.09)	—	(0.09)	9.01	14.00	30,386	1.18	(1)	1.65	(1)	52
03/31/15	9.01	0.13	(0.20)	(0.07)	(0.12)	—	(0.12)	8.82	(0.68)	28,805	1.13	(1)(2)	1.46	(1)(2)	64
03/31/16	8.82	0.13	(1.02)	(0.89)	(0.09)	—	(0.09)	7.84	(10.09)	22,223	1.08	(1)(2)	1.52	(1)(2)	28
09/30/16@	7.84	0.11	0.22	0.33	—	—	—	8.17	4.21	20,980	1.08	#(1)(2)	2.73	#(1)(2)	15
International Equity Portfolio Class 3
03/31/12	8.08	0.13	(0.69)	(0.56)	(0.09)	—	(0.09)	7.43	(6.79)	268,933	1.38	(1)	1.82	(1)	59
03/31/13	7.43	0.09	0.53	0.62	(0.10)	—	(0.10)	7.95	8.40	300,965	1.36	(1)	1.22	(1)	50
03/31/14	7.95	0.14	0.97	1.11	(0.08)	—	(0.08)	8.98	13.95	266,042	1.29	(1)	1.56	(1)	52
03/31/15	8.98	0.12	(0.20)	(0.08)	(0.11)	—	(0.11)	8.79	(0.80)	266,271	1.23	(1)(2)	1.35	(1)(2)	64
03/31/16	8.79	0.12	(1.02)	(0.90)	(0.08)	—	(0.08)	7.81	(10.21)	231,504	1.18	(1)(2)	1.40	(1)(2)	28
09/30/16@	7.81	0.15	0.18	0.33	—	—	—	8.14	4.23	17,668	1.17	#(1)(2)	3.08	#(1)(2)	15
Diversified Fixed Income Portfolio Class 1
03/31/12	11.50	0.30	0.58	0.88	(0.32)	(0.13)	(0.45)	11.93	7.65	20,427	0.75		2.80		104
03/31/13	11.93	0.22	0.29	0.51	(0.26)	(0.18)	(0.44)	12.00	4.32	152,429	0.73		1.94		87
03/31/14	12.00	0.20	(0.31)	(0.11)	(0.20)	(0.11)	(0.31)	11.58	(0.87)	402,275	0.70		1.77		88
03/31/15	11.58	0.22	0.33	0.55	(0.21)	—	(0.21)	11.92	4.75	637,855	0.69		1.92		56
03/31/16	11.92	0.23	(0.10)	0.13	(0.23)	(0.08)	(0.31)	11.74	1.15	750,909	0.68		1.99		37
09/30/16@	11.74	0.12	0.24	0.36	—	—	—	12.10	3.07	1,140,874	0.67	#	2.16	#	17
Diversified Fixed Income Portfolio Class 2
03/31/12	11.48	0.32	0.53	0.85	(0.30)	(0.13)	(0.43)	11.90	7.42	59,131	0.91		2.69		104
03/31/13	11.90	0.22	0.27	0.49	(0.24)	(0.18)	(0.42)	11.97	4.15	52,467	0.88		1.83		87
03/31/14	11.97	0.19	(0.31)	(0.12)	(0.18)	(0.11)	(0.29)	11.56	(0.98)	41,776	0.85		1.66		88
03/31/15	11.56	0.21	0.32	0.53	(0.19)	—	(0.19)	11.90	4.58	38,732	0.84		1.78		56
03/31/16	11.90	0.22	(0.10)	0.12	(0.21)	(0.08)	(0.29)	11.73	1.05	35,485	0.83		1.84		37
09/30/16@	11.73	0.12	0.22	0.34	—	—	—	12.07	2.90	30,838	0.82	#	2.02	#	17
Diversified Fixed Income Portfolio Class 3
03/31/12	11.44	0.30	0.54	0.84	(0.29)	(0.13)	(0.42)	11.86	7.35	486,707	1.01		2.57		104
03/31/13	11.86	0.21	0.27	0.48	(0.24)	(0.18)	(0.42)	11.92	4.04	499,708	0.99		1.73		87
03/31/14	11.92	0.18	(0.31)	(0.13)	(0.17)	(0.11)	(0.28)	11.51	(1.07)	465,097	0.95		1.55		88
03/31/15	11.51	0.20	0.31	0.51	(0.17)	—	(0.17)	11.85	4.48	405,074	0.94		1.68		56
03/31/16	11.85	0.20	(0.11)	0.09	(0.20)	(0.08)	(0.28)	11.66	0.83	436,441	0.93		1.74		37
09/30/16@	11.66	0.15	0.19	0.34	—	—	—	12.00	2.92	18,905	0.92	#	1.96	#	17

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#@
International Equity Portfolio Class 1	0.00%	0.01%	0.01%	0.01%	0.00%	0.00%
International Equity Portfolio Class 2	0.00	0.01	0.01	0.01	0.00	0.00
International Equity Portfolio Class 3	0.00	0.01	0.01	0.01	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#@
International Equity Portfolio Class 1	—%	—%	—%	0.01%	0.04%	0.04%
International Equity Portfolio Class 2	—	—	—	0.01	0.04	0.04
International Equity Portfolio Class 3	—	—	—	0.01	0.04	0.04

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Real Return Portfolio Class 1
01/23/12@- 03/31/12	$10.16	$0.02	$0.07	$0.09	$—	$—	$—	$10.25	0.89%	$7,698	0.69	%(1)	0.38	%(1)	38%
03/31/13	10.25	(0.02)	0.36	0.34	(0.28)	—	(0.28)	10.31	3.28	71,823	0.68		(0.25)		89
03/31/14	10.31	(0.01)	(0.46)	(0.47)	(0.10)	—	(0.10)	9.74	(4.60)	169,055	0.64		(0.08)		39
03/31/15	9.74	(0.09)	0.29	0.20	—	—	—	9.94	2.05	189,273	0.64		(0.95)		128
03/31/16	9.94	0.01	0.01	0.02	(0.41)	—	(0.41)	9.55	0.24	156,274	0.63		0.09		32
09/30/16#	9.55	0.06	0.17	0.23	—	—	—	9.78	2.41	178,517	0.63	(1)	1.24	(1)	25
Real Return Portfolio Class 3
03/31/12	9.69	0.16	0.40	0.56	—	—	—	10.25	5.78	371,531	0.93		1.66		38
03/31/13	10.25	(0.00)	0.30	0.30	(0.27)	—	(0.27)	10.28	2.95	427,741	0.93		(0.02)		89
03/31/14	10.28	(0.01)	(0.49)	(0.50)	(0.07)	—	(0.07)	9.71	(4.82)	466,940	0.90		(0.09)		39
03/31/15	9.71	(0.09)	0.26	0.17	—	—	—	9.88	1.75	499,722	0.89		(0.92)		128
03/31/16	9.88	(0.01)	0.01	(0.00)	(0.38)	—	(0.38)	9.50	0.07	440,312	0.88		(0.08)		32
09/30/16#	9.50	0.06	0.16	0.22	—	—	—	9.72	2.32	409,522	0.88	(1)	1.19	(1)	25

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Unaudited

  @  Commencement of operations.

  (1)  Annualized

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
SA Columbia Focused Growth Portfolio Class 1
03/31/12	$10.62	$(0.02)	$(0.15)	$(0.17)	$(0.01)	$(0.44)	$(0.45)	$10.00	(1.06)%	$6,514	1.12%		(0.19)%		143%
03/31/13	10.00	0.01	0.31	0.32	—	(0.05)	(0.05)	10.27	3.19	44,125	1.11		0.13		157
03/31/14	10.27	(0.03)	2.53	2.50	—	(0.90)	(0.90)	11.87	24.53	69,895	1.08		(0.31)		88
03/31/15	11.87	(0.04)	1.29	1.25	—	(2.37)	(2.37)	10.75	11.44	103,468	1.07		(0.36)		90
03/31/16	10.75	(0.04)	(1.10)	(1.14)	—	(1.00)	(1.00)	8.61	(11.42)	143,792	0.85	(2)	(0.42	)(2)	140
09/30/16@	8.61	(0.02)	1.12	1.10	—	—	—	9.71	12.78	110,248	0.75	#(2)	(0.46	)#(2)	18
SA Columbia Focused Growth Portfolio Class 2
03/31/12	10.44	(0.03)	(0.15)	(0.18)	(0.01)	(0.44)	(0.45)	9.81	(1.21)	47,737	1.26		(0.32)		143
03/31/13	9.81	(0.00)	0.30	0.30	—	(0.05)	(0.05)	10.06	3.05	37,000	1.27		(0.05)		157
03/31/14	10.06	(0.05)	2.49	2.44	—	(0.90)	(0.90)	11.60	24.44	37,394	1.23		(0.46)		88
03/31/15	11.60	(0.06)	1.26	1.20	—	(2.37)	(2.37)	10.43	11.28	34,180	1.22		(0.52)		90
03/31/16	10.43	(0.06)	(1.06)	(1.12)	—	(1.00)	(1.00)	8.31	(11.59)	25,493	1.02	(2)	(0.59	)(2)	140
09/30/16@	8.31	(0.03)	1.08	1.05	—	—	—	9.36	12.64	25,831	0.90	#(2)	(0.61	)#(2)	18
SA Columbia Focused Growth Portfolio Class 3
03/31/12	10.35	(0.04)	(0.15)	(0.19)	(0.01)	(0.44)	(0.45)	9.71	(1.34)	98,806	1.37		(0.41)		143
03/31/13	9.71	(0.01)	0.30	0.29	—	(0.05)	(0.05)	9.95	2.98	82,957	1.37		(0.14)		157
03/31/14	9.95	(0.06)	2.45	2.39	—	(0.90)	(0.90)	11.44	24.20	56,736	1.33		(0.56)		88
03/31/15	11.44	(0.07)	1.24	1.17	—	(2.37)	(2.37)	10.24	11.15	41,389	1.32		(0.62)		90
03/31/16	10.24	(0.06)	(1.04)	(1.10)	—	(1.00)	(1.00)	8.14	(11.61)	36,225	1.11	(2)	(0.69	)(2)	140
09/30/16@	8.14	(0.03)	1.05	1.02	—	—	—	9.16	12.53	21,470	1.00	#(2)	(0.72	)#(2)	18

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#@
SA Columbia Focused Growth Portfolio Class 1	0.01%	0.01%	0.00%	0.00%	0.01%	0.01%
SA Columbia Focused Growth Portfolio Class 2	0.01	0.01	0.00	0.00	0.01	0.01
SA Columbia Focused Growth Portfolio Class 3	0.01	0.01	0.00	0.00	0.01	0.01

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/16	09/30/16#@
SA Columbia Focused Growth Portfolio Class 1	0.22%	0.31%
SA Columbia Focused Growth Portfolio Class 2	0.20	0.31
SA Columbia Focused Growth Portfolio Class 3	0.21	0.31

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
SA Columbia Focused Value Portfolio Class 1
01/23/12@- 03/31/12	$11.55	$0.02	$0.49	$0.51	$—	$—	$—	$12.06	4.42%	$7,738	1.19	%(1)	0.26	%(1)	50%
03/31/13	12.06	0.16	1.29	1.45	(0.05)	—	(0.05)	13.46	12.05	54,263	1.15		1.40		56
03/31/14	13.46	0.16	2.94	3.10	(0.11)	—	(0.11)	16.45	23.06	177,811	1.05	(3)	1.05	(3)	73
03/31/15	16.45	0.19	1.48	1.67	(0.11)	—	(0.11)	18.01	10.17	276,585	1.00	(3)	1.14	(3)	28
03/31/16	18.01	0.25	(1.12)	(0.87)	(0.17)	(0.16)	(0.33)	16.81	(4.81)	285,988	0.81	(3)	1.45	(3)	110
09/30/16#	16.81	0.13	1.50	1.63	—	—	—	18.44	9.70	346,403	0.71	(1)(3)	1.49	(1)(3)	5
SA Columbia Focused Value Portfolio Class 2
03/31/12	13.21	0.06	(1.07)	(1.01)	(0.15)	—	(0.15)	12.05	(7.49)	21,636	1.33		0.50		50
03/31/13	12.05	0.15	1.28	1.43	(0.04)	—	(0.04)	13.44	11.94	18,632	1.29		1.24		56
03/31/14	13.44	0.14	2.92	3.06	(0.08)	—	(0.08)	16.42	22.83	18,979	1.21	(3)	0.90	(3)	73
03/31/15	16.42	0.17	1.48	1.65	(0.08)	—	(0.08)	17.99	10.06	17,357	1.15	(3)	0.97	(3)	28
03/31/16	17.99	0.22	(1.12)	(0.90)	(0.14)	(0.16)	(0.30)	16.79	(4.99)	13,865	0.97	(3)	1.28	(3)	110
09/30/16#	16.79	0.12	1.50	1.62	—	—	—	18.41	9.65	14,035	0.86	(1)(3)	1.34	(1)(3)	5
SA Columbia Focused Value Portfolio Class 3
03/31/12	13.18	0.05	(1.06)	(1.01)	(0.15)	—	(0.15)	12.02	(7.55)	55,360	1.43		0.39		50
03/31/13	12.02	0.14	1.27	1.41	(0.03)	—	(0.03)	13.40	11.80	51,862	1.40		1.15		56
03/31/14	13.40	0.12	2.92	3.04	(0.06)	—	(0.06)	16.38	22.70	40,025	1.31	(3)	0.80	(3)	73
03/31/15	16.38	0.15	1.48	1.63	(0.06)	—	(0.06)	17.95	9.95	34,399	1.25	(3)	0.86	(3)	28
03/31/16	17.95	0.21	(1.12)	(0.91)	(0.12)	(0.16)	(0.28)	16.76	(5.07)	31,162	1.07	(3)	1.19	(3)	110
09/30/16#	16.76	0.12	1.49	1.61	—	—	—	18.37	9.61	11,770	0.96	(1)(3)	1.24	(1)(3)	5

  @  Commencement of operations.

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Unaudited

  (1)  Annualized

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#(1)
SA Columbia Focused Value Portfolio Class 1	0.00%	0.01%	0.01%	0.00%	0.01%	0.01%
SA Columbia Focused Value Portfolio Class 2	0.01	0.01	0.01	0.00	0.01	0.01
SA Columbia Focused Value Portfolio Class 3	0.01	0.01	0.01	0.00	0.01	0.01

  (3)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/12	03/31/13	03/31/14	03/31/15	03/31/16	09/30/16#(1)
SA Columbia Focused Value Portfolio Class 1	—%	—%	0.03%	0.05%	0.23%	0.31%
SA Columbia Focused Value Portfolio Class 2	—	—	0.02	0.05	0.22	0.31
SA Columbia Focused Value Portfolio Class 3	—	—	0.02	0.05	0.22	0.31

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Allocation Growth Portfolio Class 1
09/26/16##- 09/30/16@	$12.61	$0.00	$0.00	$—	$—	$—	$—	$12.61	0.00%	$100	0.33	%#(2)	(0.33	)%#(2)	14%
Allocation Growth Portfolio Class 3
03/31/12	10.08	0.07	(0.19)	(0.12)	(0.08)	—	(0.08)	9.88	(1.13)	122,826	0.17		0.73		23
03/31/13	9.88	0.06	0.96	1.02	(0.08)	—	(0.08)	10.82	10.45	119,359	0.18		0.65		7
03/31/14	10.82	0.06	1.73	1.79	(0.09)	—	(0.09)	12.52	16.57	119,271	0.16		0.50		12
03/31/15	12.52	0.07	0.80	0.87	(0.08)	—	(0.08)	13.31	6.99	110,769	0.17		0.56		10
03/31/16	13.31	0.09	(0.73)	(0.64)	(0.18)	—	(0.18)	12.49	(4.78)	92,251	0.16	(2)	0.72	(2)	28
09/30/16@	12.49	0.05	0.61	0.66	(0.23)	(0.31)	(0.54)	12.61	5.25	88,196	0.25	#(2)	0.72	#(2)	14
Allocation Moderate Growth Portfolio Class 1
09/26/16##- 09/30/16@	10.70	0.00	0.00	—	—	—	—	10.70	0.00	100	0.24	#(2)	(0.24	)#(2)	12
Allocation Moderate Growth Portfolio Class 3
03/31/12	10.94	0.11	(0.02)	0.09	(0.11)	—	(0.11)	10.92	0.88	692,049	0.13		1.03		22
03/31/13	10.92	0.11	0.89	1.00	(0.12)	—	(0.12)	11.80	9.26	695,486	0.13		0.97		5
03/31/14	11.80	0.09	1.37	1.46	(0.17)	—	(0.17)	13.09	12.39	652,267	0.13		0.69		9
03/31/15	13.09	0.09	0.74	0.83	(0.14)	—	(0.14)	13.78	6.35	605,233	0.13		0.70		6
03/31/16	13.78	0.12	(0.65)	(0.53)	(0.18)	(1.07)	(1.25)	12.00	(3.72)	523,326	0.12	(2)	0.93	(2)	22
09/30/16@	12.00	0.05	0.54	0.59	(0.22)	(1.67)	(1.89)	10.70	4.91	520,115	0.20	#(2)	0.86	#(2)	12
Allocation Moderate Portfolio Class 1
09/26/16##- 09/30/16@	10.67	0.00	0.00	—	—	—	—	10.67	0.00	100	0.25	#(2)	(0.25	)#(2)	15
Allocation Moderate Portfolio Class 3
03/31/12	10.76	0.11	0.11	0.22	(0.11)	—	(0.11)	10.87	2.09	387,252	0.14		1.09		19
03/31/13	10.87	0.12	0.80	0.92	(0.12)	—	(0.12)	11.67	8.54	397,818	0.14		1.10		7
03/31/14	11.67	0.09	1.12	1.21	(0.18)	—	(0.18)	12.70	10.41	392,796	0.13		0.78		13
03/31/15	12.70	0.10	0.66	0.76	(0.14)	(0.31)	(0.45)	13.01	6.15	373,985	0.14		0.74		7
03/31/16	13.01	0.13	(0.54)	(0.41)	(0.16)	(0.87)	(1.03)	11.57	(3.02)	323,181	0.12	(2)	1.03	(2)	24
09/30/16@	11.57	0.05	0.49	0.54	(0.21)	(1.23)	(1.44)	10.67	4.75	327,961	0.21	#(2)	0.87	#(2)	15
Allocation Balanced Portfolio Class 1
09/26/16##- 09/30/16@	10.41	0.00	0.00	—	—	—	—	10.41	0.00	100	0.25	#(2)	(0.25	)#(2)	12
Allocation Balanced Portfolio Class 3
03/31/12	10.90	0.12	0.32	0.44	(0.12)	—	(0.12)	11.22	4.15	302,034	0.15		1.16		13
03/31/13	11.22	0.14	0.74	0.88	(0.12)	—	(0.12)	11.98	7.91	330,689	0.14		1.27		10
03/31/14	11.98	0.10	0.90	1.00	(0.22)	(0.08)	(0.30)	12.68	8.37	314,279	0.13		0.83		14
03/31/15	12.68	0.10	0.62	0.72	(0.15)	(0.81)	(0.96)	12.44	5.93	299,059	0.14		0.77		8
03/31/16	12.44	0.14	(0.39)	(0.25)	(0.16)	(0.83)	(0.99)	11.20	(1.90)	256,605	0.13	(2)	1.18	(2)	28
09/30/16@	11.20	0.05	0.43	0.48	(0.21)	(1.06)	(1.27)	10.41	4.34	252,160	0.21	#(2)	0.85	#(2)	12

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  #  Annualized

  ##  Commencement of operations.

  @  Unaudited

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/16	09/30/16#@
Allocation Growth Portfolio Class 1	N/A	0.01%
Allocation Growth Portfolio Class 3	0.01%	0.01
Allocation Moderate Growth Portfolio Class 1	N/A	0.01
Allocation Moderate Growth Portfolio Class 3	0.01	0.01
Allocation Moderate Portfolio Class 1	N/A	0.01
Allocation Moderate Portfolio Class 3	0.01	0.01
Allocation Balanced Portfolio Class 1	N/A	0.01
Allocation Balanced Portfolio Class 3	0.01	0.01

See Notes to Financial Statements

PROXY VOTING RESULTS —
SPECIAL MEETING OF THE SHAREHOLDERS

On July 12, 2016, a special joint meeting (the "Meeting") of the shareholders of each of the Allocation Balanced Portfolio, the Allocation Growth Portfolio, the Allocation Moderate Growth Portfolio and the Allocation Moderate Portfolio (each, a "Portfolio"), each, a series of Seasons Series Trust, was held at the offices of SunAmerica Asset Management, LLC, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992, at 10:00 a.m. Eastern Time, to consider a proposal to approve a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Class 3 shares of each Portfolio.

The voting results of the Meeting were as follows:

Final Vote:

	For	Against	Abstain	Total
Allocation Balanced Portfolio	19,116,116.078	988,319.659	2,514,682.140	22,619,117.877
Allocation Growth Portfolio	6,245,448.198	402,270.721	638,580.691	7,286,299.610
Allocation Moderate Growth Portfolio	36,561,068.980	1,967,031.127	4,400,282.895	42,928,383.002
Allocation Moderate Portfolio	24,196,862.597	653,469.490	2,689,298.516	27,539,630.603

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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PRESORTED STD
U.S. POSTAGE PAID
MERRILL
CORPORATION
ZIP CODE 10105

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J1906SAR.13 (11/16)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by Item 22(b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: December 8, 2016